UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-22649
Name of Fund:
iShares U.S. ETF Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
10/31/2025
Date of reporting period:
10/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Bloomberg Roll Select Commodity Strategy ETF
CMDY | NYSE Arca
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Bloomberg Roll Select Commodity Strategy ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Bloomberg Roll Select Commodity Strategy ETF	$29	0.27%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 14.20%.
  For the same period, the MSCI All Country World Index (Net) returned 22.64% and the Bloomberg Roll Select Commodity Total Return Index returned 14.65%.
What contributed to performance?
Exposure to gold was the largest positive performance driver to the Fund's return for the reporting period. The price of gold rose, fueled by persistent geopolitical tensions, central bank purchases, and a structural shift in monetary policy as the Federal Reserve pivoted from aggressive tightening to easing. Throughout the reporting period, gold’s appeal as an inflation hedge was reinforced by sticky price pressures and weakening confidence in fiat currencies. Central banks, especially in emerging markets, continued strategic accumulation, while falling real rates and dollar softness added momentum. Notably, gold’s correlation with equities moved positive, reflecting its role as both a hedge and a speculative asset amid AI-driven equity exuberance.
What detracted from performance?
Exposure to sugar was the largest detractor from the Fund’s performance during the reporting period, as sugar prices surged early in the period on weather and policy shocks, before easing mid-2025. Severe El Niño-driven droughts across Asia and the Pacific cut cane yields, while India’s prolonged export ban and ethanol diversion tightened supply.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 3, 2018 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	14.20%	11.28%	5.37%
MSCI All Country World Index (Net)	22.64	14.61	11.51
Bloomberg Roll Select Commodity Total Return Index	14.65	12.03	5.95
Key Fund statistics
Net Assets	$295,999,263
Number of Portfolio Holdings	81
Net Investment Advisory Fees	$766,745
Portfolio Turnover Rate	0%
The inception date of the Fund was April 3, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	56.0%
U.S. Treasury Obligations	32.5%
Money Market Funds	7.1%
Futures	3.2%
Certificates of Deposit	2.7%
Cash	3.9%
Other assets, less liabilities	(5.4)%
Commodity exposure
Sector Exposure(a)	Percent of Exposure
Agriculture Futures	28.3%
Energy Futures	25.8%
Precious Metals Futures	24.9%
Industrial Metals Futures	15.8%
Livestock Futures	5.2%
(a)	Represents the sector allocation of the Bloomberg Roll Select Commodity Total Return Index.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., Bloomberg Index Services Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Bloomberg Roll Select Commodity Strategy ETF
Annual Shareholder Report — October 31, 2025
CMDY-10/25-AR

iShares GSCI Commodity Dynamic Roll Strategy ETF
COMT | NASDAQ
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares GSCI Commodity Dynamic Roll Strategy ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares GSCI Commodity Dynamic Roll Strategy ETF	$49	0.47%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 8.74%.
  For the same period, the S&P Global Broad Market Index (Net) returned 21.92%, the S&P GSCI Dynamic Roll (USD) Total Return Index (Spliced) returned 9.10% and the S&P Total Market Index returned 20.90%.
What contributed to performance?
During the reporting period, an allocation to gold had the largest positive impact on the Fund’s return. The metal moved higher fueled by persistent geopolitical tensions, central bank purchases, and a structural shift in monetary policy as the Federal Reserve pivoted from aggressive tightening to easing. Throughout the reporting period, gold’s appeal as an inflation hedge was reinforced by sticky price pressures and weakening confidence in fiat currencies. Central banks, especially in emerging markets, continued strategic accumulation, while falling real rates and dollar softness added momentum. Notably, gold’s correlation with equities moved positive, reflecting its role as both a hedge and a speculative asset amid AI-driven equity exuberance.
What detracted from performance?
An allocation to sugar futures was the largest detractor from the Fund’s performance during the reporting period. Sugar prices surged early in the period on weather and policy shocks, before easing mid-2025. Severe El Niño-driven droughts across Asia and the Pacific cut cane yields, while India’s prolonged export ban and ethanol diversion tightened supply.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	8.74%	13.63%	5.39%
S&P Global Broad Market Index (Net)	21.92	14.03	10.88
S&P GSCI Dynamic Roll (USD) Total Return Index (Spliced)	9.10	14.09	4.01
S&P Total Market Index	20.90	16.69	14.03
Key Fund statistics
Net Assets	$619,881,938
Number of Portfolio Holdings	150
Net Investment Advisory Fees	$3,159,469
Portfolio Turnover Rate	0%
The S&P GSCI Dynamic Roll (USD) Total Return Index (Spliced) reflects the performance of the S&P GSCI Commodity Total Return Index through July 8, 2018 (when the Fund was actively managed), the S&P GSCI Dynamic Roll Reduced Energy 70/30 Futures/Equity Blend Total Return Index from July 9, 2018 through January 31, 2020 (when the Fund was actively managed), and the S&P GSCI Dynamic Roll (USD) Total Return Index thereafter. Prior to March 1, 2021, the Fund did not seek to track the investment results of an index but was managed by BlackRock Fund Advisors (“BFA”) during the applicable periods using an investment strategy substantially similar to the methodology of the applicable index.
The Fund now compares its performance to the S&P Global Broad Market Index (Net) as it represents the broad global equity market and will no longer compare its performance to the S&P Total Market Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	49.8%
Certificates of Deposit	23.2%
U.S. Treasury Obligations	8.8%
Money Market Funds	8.2%
Futures	2.4%
Cash	8.0%
Other assets, less liabilities	(0.4)%
Commodity linked futures
Sector Exposure	Percent of Notional Amount
Energy Futures	32.5%
Industrial Metals Futures	29.1%
Agriculture Futures	16.6%
Livestock Futures	11.2%
Gold Futures	9.7%
Precious Metals Futures	0.9%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares GSCI Commodity Dynamic Roll Strategy ETF
Annual Shareholder Report — October 31, 2025
COMT-10/25-AR

iShares Inflation Hedged Corporate Bond ETF
LQDI | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Inflation Hedged Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Inflation Hedged Corporate Bond ETF	$5(a)	0.05%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.16%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51%, the BlackRock Inflation Hedged Corporate Bond Index (Spliced) returned 6.80% and the Markit iBoxx USD Liquid Investment Grade Index returned 6.73%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. During the reporting period, inflation was volatile amid tariff concerns. In this environment, consumer non-cyclical bonds in the industrials sector contributed to the Fund’s return. Investment-grade bonds, rated A and Baa by Moody’s, also contributed.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 8, 2018 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	7.16%	3.00%	4.46%
Bloomberg U.S. Universal Index	6.51	0.28	2.44
BlackRock Inflation Hedged Corporate Bond Index (Spliced)	6.80	3.70	5.06
Markit iBoxx USD Liquid Investment Grade Index	6.73	0.03	3.27
Key Fund statistics
Net Assets	$104,312,063
Number of Portfolio Holdings	188
Net Investment Advisory Fees	$42,833
Portfolio Turnover Rate	4%
The inception date of the Fund was May 8, 2018.
The BlackRock Inflation Hedged Corporate Bond Index (Spliced) reflects the performance of the Markit iBoxx USD Liquid Investment Grade Inflation Hedged Index through November 30, 2021 (when the Fund was actively managed) and the BlackRock Inflation Hedged Corporate Bond Index thereafter (when it became the Fund's Underlying Index). Prior to December 1, 2021, the Fund did not seek to track the investment results of an index but was managed by BlackRock Fund Advisors (“BFA”) during the applicable period using an investment strategy substantially similar to the methodology of the Markit iBoxx USD Liquid Investment Grade Inflation Hedged Index.
The Fund will no longer compare its performance to the Markit iBoxx USD Liquid Investment Grade Index effective approximately one year from February 28, 2025.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.4%
Short-term Investments	46.4%
Swaps, net cumulative appreciation	2.7%
Other assets less liabilities	(43.5)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.3%
Aa	7.7%
A	47.6%
Baa	39.5%
Ba	2.2%
Not Rated	0.7%

(a)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC, Markit Indices Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited or Markit Indices Limited but is affiliated with BlackRock Index Services, LLC.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Inflation Hedged Corporate Bond ETF
Annual Shareholder Report — October 31, 2025
LQDI-10/25-AR

iShares Interest Rate Hedged Corporate Bond ETF
LQDH | NYSE Arca
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Interest Rate Hedged Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged Corporate Bond ETF	$10(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.17%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51%, the BlackRock Interest Rate Hedged Corporate Bond Index (Spliced) returned 6.82% and the Markit iBoxx USD Liquid Investment Grade Index returned 6.73%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. The yield on the 10-year Treasury increased slightly during the reporting period. In this environment, consumer non-cyclical bonds in the industrials sector contributed to the Fund’s return. Investment-grade bonds, rated A and Baa by Moody’s, also contributed.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.17%	5.63%	4.33%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
BlackRock Interest Rate Hedged Corporate Bond Index (Spliced)	6.82	5.41	4.35
Markit iBoxx USD Liquid Investment Grade Index	6.73	0.03	3.20
Key Fund statistics
Net Assets	$531,859,721
Number of Portfolio Holdings	259
Net Investment Advisory Fees	$482,788
Portfolio Turnover Rate	2%
The BlackRock Interest Rate Hedged Corporate Bond Index (Spliced) reflects the performance of the Markit iBoxx USD Liquid Investment Grade Interest Rate Hedged Index through June 16, 2016 (when the Fund was actively managed), the Markit iBoxx USD Liquid Investment Grade Interest Rate Hedged Swaps Index from June 17, 2016 through November 30, 2021 (when the Fund was actively managed), and the BlackRock Interest Rate Hedged Corporate Bond Index thereafter (when it became the Fund's Underlying Index). Prior to December 1, 2021, the Fund did not seek to track the investment results of an index but was managed by BlackRock Fund Advisors (“BFA”) during the applicable periods using an investment strategy substantially similar to the methodology of the Markit iBoxx USD Liquid Investment Grade Interest Rate Hedged Index and the Markit iBoxx USD Liquid Investment Grade Interest Rate Hedged Swaps Index.
The Fund will no longer compare its performance to the Markit iBoxx USD Liquid Investment Grade Index effective approximately one year from February 28, 2025.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	95.6%
Short-term Investments	45.1%
Swaps, net cumulative appreciation	2.6%
Other assets less liabilities	(43.3)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.3%
Aa	7.7%
A	47.6%
Baa	39.5%
Ba	2.2%
Not Rated	0.7%

(a)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC, Markit Indices Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited or Markit Indices Limited but is affiliated with BlackRock Index Services, LLC.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Interest Rate Hedged Corporate Bond ETF
Annual Shareholder Report — October 31, 2025
LQDH-10/25-AR

iShares Interest Rate Hedged High Yield Bond ETF
HYGH | NYSE Arca
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Interest Rate Hedged High Yield Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged High Yield Bond ETF	$5(a)	0.05%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.73%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51%, the BlackRock Interest Rate Hedged High Yield Bond Index (Spliced) returned 7.15% and the Markit iBoxx USD Liquid High Yield Index returned 8.26%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period although the move was modest, with spreads finishing the period roughly flat. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. The yield on the 10-year Treasury increased slightly during the reporting period. Among high yield bonds, communications and consumer cyclical bonds were the largest contributors to the Fund’s return. Within credit quality, bonds rated Ba and B by Moody’s benefited performance.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.73%	7.69%	5.86%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
BlackRock Interest Rate Hedged High Yield Bond Index (Spliced)	7.15	7.25	5.82
Markit iBoxx USD Liquid High Yield Index	8.26	5.20	5.38
Key Fund statistics
Net Assets	$436,400,963
Number of Portfolio Holdings	174
Net Investment Advisory Fees	$206,866
Portfolio Turnover Rate	1%
The BlackRock Interest Rate Hedged High Yield Bond Index (Spliced) reflects the performance of the Markit iBoxx USD Liquid High Yield Interest Rate Hedged Index through June 16, 2016 (when the Fund was actively managed), the Markit iBoxx USD Liquid High Yield Interest Rate Hedged Swaps Index from June 17, 2016 through November 30, 2021 (when the Fund was actively managed), and the BlackRock Interest Rate Hedged High Yield Bond Index thereafter (when it became the Fund's Underlying Index). Prior to December 1, 2021, the Fund did not seek to track the investment results of an index but was managed by BlackRock Fund Advisors (“BFA”) during the applicable periods using an investment strategy substantially similar to the methodology of the Markit iBoxx USD Liquid High Yield Interest Rate Hedged Index and the Markit iBoxx USD Liquid High Yield Interest Rate Hedged Swaps Index.
The Fund will no longer compare its performance to the Markit iBoxx USD Liquid High Yield Index effective approximately one year from February 28, 2025.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	95.1%
Short-term Investments	48.5%
Swaps, net cumulative depreciation	(0.4)%
Other assets less liabilities	(43.2)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Baa	1.4%
Ba	45.7%
B	39.0%
Caa	11.5%
Ca	0.6%
Not Rated	1.8%

(a)	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC, Markit Indices Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited or Markit Indices Limited but is affiliated with BlackRock Index Services, LLC.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Interest Rate Hedged High Yield Bond ETF
Annual Shareholder Report — October 31, 2025
HYGH-10/25-AR

iShares Interest Rate Hedged Long-Term Corporate Bond ETF
IGBH | NYSE Arca
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Interest Rate Hedged Long-Term Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged Long-Term Corporate Bond ETF	$10(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 8.16%.
  For the same period, the ICE BofA US Broad Market Index returned 6.13%, the BlackRock Interest Rate Hedged Long-Term Corporate Bond Index (Spliced) returned 8.07% and the ICE BofA 10+ Year US Corporate Index returned 6.03%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on investment grade debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. Consumer non cyclical bonds in the industrial sector contributed the most to the Fund’s return, as did an allocation to cash. By credit quality, investment-grade bonds rated A by Moody’s also contributed.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	8.16%	6.37%	4.71%
ICE BofA US Broad Market Index	6.13	(0.26)	1.91
BlackRock Interest Rate Hedged Long-Term Corporate Bond Index (Spliced)	8.07	6.49	4.73
ICE BofA 10+ Year US Corporate Index	6.03	(1.57)	3.40
Key Fund statistics
Net Assets	$129,056,577
Number of Portfolio Holdings	236
Net Investment Advisory Fees	$104,546
Portfolio Turnover Rate	7%
The BlackRock Interest Rate Hedged Long-Term Corporate Bond Index (Spliced) reflects the performance of the Bloomberg Barclays U.S. Long Credit Interest Rate Swaps Hedged Index through July 31, 2018 (when the Fund was actively managed), the ICE Q70A Custom Index from August 1, 2018 through February 28, 2021 (when the Fund was actively managed), the 4 PM pricing variant of the ICE Q70A Custom Index from March 1, 2021 through November 30, 2021, and the BlackRock Interest Rate Hedged Long-Term Corporate Bond Index thereafter (when it became the Fund's Underlying Index). Prior to December 1, 2021, the Fund did not seek to track the investment results of an index but was managed by BlackRock Fund Advisors (“BFA”) during the applicable periods using an investment strategy substantially similar to the methodology of the Bloomberg Barclays U.S. Long Credit Interest Rate Swaps Hedged Index and the ICE Q70A Custom Index.
The Fund will no longer compare its performance to the ICE BofA 10+ Year US Corporate Index effective approximately one year from February 28, 2025.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.1%
Short-term Investments	21.7%
Swaps, net cumulative appreciation	4.3%
Other assets less liabilities	(20.1)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.9%
Aa	11.8%
A	42.6%
Baa	39.8%
Ba	1.5%
Not Rated	1.4%

(a)	The underlying fund is iShares 10+ Year Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, BlackRock Index Services, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited or ICE Data Indices, LLC but is affiliated with BlackRock Index Services, LLC.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Interest Rate Hedged Long-Term Corporate Bond ETF
Annual Shareholder Report — October 31, 2025
IGBH-10/25-AR

iShares Interest Rate Hedged U.S. Aggregate Bond ETF
AGRH | NYSE Arca
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Interest Rate Hedged U.S. Aggregate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged U.S. Aggregate Bond ETF	$10(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 6.12%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51%, the BlackRock Interest Rate Hedged U.S. Aggregate Bond Index returned 6.00% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, Treasury securities contributed the most to the Fund’s return.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 22, 2022 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	6.12%	5.68%
Bloomberg U.S. Universal Index	6.51	3.96
BlackRock Interest Rate Hedged U.S. Aggregate Bond Index	6.00	5.54
Bloomberg U.S. Aggregate Bond Index	6.16	3.33
Key Fund statistics
Net Assets	$5,240,157
Number of Portfolio Holdings	91
Net Investment Advisory Fees	$16,992
Portfolio Turnover Rate	2%
The inception date of the Fund was June 22, 2022.
The Fund will no longer compare its performance to the Bloomberg U.S. Aggregate Bond Index effective approximately one year from February 28, 2025.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.6%
Short-term Investments	2.1%
Swaps, net cumulative appreciation	1.9%
Other assets less liabilities	1.4%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	26.5%
Aa	48.0%
A	12.8%
Baa	11.0%
Ba	0.4%
Not Rated	1.1%

(a)	The underlying fund is iShares Core U.S. Aggregate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited but is affiliated with BlackRock Index Services, LLC.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Interest Rate Hedged U.S. Aggregate Bond ETF
Annual Shareholder Report — October 31, 2025
AGRH-10/25-AR

iShares Short Duration Bond Active ETF
NEAR | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Short Duration Bond Active ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Duration Bond Active ETF	$26	0.25%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 5.70%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg U.S. 1-3 Year Government/Credit Bond Index returned 5.07%.
What contributed to performance?
The largest contributor to the Fund’s return during the reporting period was an allocation to investment grade credit. Also contributing to performance were allocations to high yield credit, asset-backed securities, collateralized loan obligation, and commercial mortgage-backed securities, as well as duration/curve positioning, non-agency residential mortgage-backed securities, and agency mortgage-backed securities. (Duration is a measure of a bond's sensitivity to changes in interest rates, expressed in years.) During the reporting period, short-term bonds were influenced by a combination of political, economic, and monetary factors. Inflationary effects from tariff pass-through persisted, even as the economy slowed and the labor market cooled. In response, the Federal Reserve resumed rate cuts, lowering the Fed funds target range to 3.75%–4.00%, which contributed to a decline in interest rates and supported valuations across short-duration strategies.
What detracted from performance?
During the reporting period, the Fund’s underweight in U.S. Treasuries detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.70%	3.64%	2.75%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	5.07	1.84	1.97
Key Fund statistics
Net Assets	$3,767,328,439
Number of Portfolio Holdings	1,335
Net Investment Advisory Fees	$8,055,746
Portfolio Turnover Rate	163%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	34.3%
U.S. Government & Agency Obligations	34.2%
Collateralized Mortgage Obligations	17.9%
Asset-Backed Securities	13.5%
Municipal Debt Obligations	0.1%
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	17.5%
Aa	33.4%
A	13.4%
Baa	14.2%
Ba	3.1%
B	2.4%
Caa	0.1%
Not Rated	15.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Short Duration Bond Active ETF
Annual Shareholder Report — October 31, 2025
NEAR-10/25-AR

iShares Transition-Enabling Metals ETF
TMET | NASDAQ
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Transition-Enabling Metals ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Transition-Enabling Metals ETF	$50	0.45%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 22.53%.
  For the same period, the MSCI All Country World Index (Net) returned 22.64%, the ICE Clean Energy Transition Metals Index returned 22.99% and the ICE BofA US Broad Market Index returned 6.13%.
What contributed to performance?
Silver prices surged during the reporting period, driven higher by inflation. In this setting, commodity futures in silver were the largest contributor to the Fund’s performance. Anticipation of rate cuts drove market activity, as well as mixed economic signals and ongoing global trade tensions. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
What detracted from performance?
Exposure to nickel futures had the largest negative impact on the Fund’s performance during the reporting period. Nickel is a major component for low carbon technologies; however, the metal suffered from oversupply.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 26, 2023 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	22.53%	19.67%
MSCI All Country World Index (Net)	22.64	24.62
ICE Clean Energy Transition Metals Index	22.99	20.31
ICE BofA US Broad Market Index	6.13	7.05
Key Fund statistics
Net Assets	$11,188,152
Number of Portfolio Holdings	22
Net Investment Advisory Fees	$44,462
Portfolio Turnover Rate	0%
The inception date of the Fund was September 26, 2023.
The Fund now compares its performance to the MSCI All Country World Index (Net) as it represents the broad global equity market and will no longer compare its performance to the ICE BofA US Broad Market Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Money Market Funds	49.9%
U.S. Treasury Obligations	17.6%
Certificates of Deposit	13.4%
Commercial Paper	11.1%
Futures	2.1%
Cash	5.2%
Other assets, less liabilities	0.7%
Commodity linked futures
Sector Exposure	Percent of Notional Amount
Industrial Metals Futures	71.0%
Precious Metals Futures	28.9%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Transition-Enabling Metals ETF
Annual Shareholder Report — October 31, 2025
TMET-10/25-AR

iShares Ultra Short Duration Bond Active ETF
ICSH | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Ultra Short Duration Bond Active ETF (the “Fund”) (formerly known as iShares Ultra Short-Term Bond Active ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Ultra Short Duration Bond Active ETF	$8	0.08%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 4.93%.
  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE BofA 6-Month US Treasury Bill Index (Spliced) returned 4.40%.
What contributed to performance?
Duration (a measure of a bond's sensitivity to changes in interest rates, expressed in years) and curve positioning contributed to the Fund’s return during the reporting period. In March of this year, the Fund advisor made prospectus changes to allow for additional flexibility in average duration of the Fund out to one year. Given this increased flexibility, instead of implementing significant changes to the Fund’s positioning the Fund advisor extended the duration of the Fund to 0.56 years as of 10/31/2025. Investments in high quality credit were also beneficial as spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) remained contained, given the record issuance in investment-grade bonds. Exposure to floating rate notes also supported performance due to the variability of market pricing around Federal Reserve rate cuts. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	4.93%	3.27%	2.58%
ICE BofA US Broad Market Index	6.13	(0.26)	1.91
ICE BofA 6-Month US Treasury Bill Index (Spliced)	4.40	3.08	2.25
Key Fund statistics
Net Assets	$6,506,181,718
Number of Portfolio Holdings	382
Net Investment Advisory Fees	$4,667,959
Portfolio Turnover Rate	49%
The ICE BofA 6-Month US Treasury Bill Index (Spliced) reflects the performance of the standard pricing variant of the ICE BofA 6-Month US Treasury Bill Index through February 28, 2021; the 4 PM pricing variant of the ICE BofA 6-Month US Treasury Bill Index from March 1, 2021 through November 30, 2023; and the standard pricing variant of the ICE BofA 6-Month US Treasury Bill Index, which now utilizes pricing as of 4 PM, thereafter.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	33.0%
Commercial Paper	28.9%
Certificates of Deposit	17.0%
Repurchase Agreements	9.2%
Asset-Backed Securities	9.0%
U.S. Government & Agency Obligations	2.6%
Municipal Debt Obligations	0.3%
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	4.6%
Aa	15.8%
A	19.6%
Baa	8.1%
Not Rated	51.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective April 25, 2025, the name of the Fund was changed from iShares Ultra Short-Term Bond Active ETF to iShares Ultra Short Duration Bond Active ETF. In addition, among other strategy changes, the Fund updated its principal investment strategy to limit the effective duration of its holdings to one year or less whereas it previously limited average maturity.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Ultra Short Duration Bond Active ETF
Annual Shareholder Report — October 31, 2025
ICSH-10/25-AR

(b) Not applicable

Item 2 –

Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani

Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the ten series of the registrant for which the fiscal year-end is October 31, 2025 (the “Funds”), and whose annual financial statements are reported in Item 7.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $145,300 for the fiscal year ended October 31, 2024 and $159,150 for the fiscal year ended October 31, 2025.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended October 31, 2024 and October 31, 2025 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $97,000 for the fiscal year ended October 31, 2024 and $97,000 for the fiscal year ended October 31, 2025. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended October 31, 2024 and October 31, 2025 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures – The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $97,000 for the fiscal year ended October 31, 2024 and $97,000 for the fiscal year ended October 31, 2025.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani

Laura F. Fergerson

Cecilia H. Herbert

John E. Martinez

Cecilia H. Herbert served as an independent trustee through December 31, 2025.

(b) Not applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2025

2025 Annual Financial Statements and Additional Information

iShares U.S. ETF Trust
• iShares Inflation Hedged Corporate Bond ETF | LQDI | Cboe BZX Exchange
• iShares Interest Rate Hedged Corporate Bond ETF | LQDH | NYSE Arca
• iShares Interest Rate Hedged High Yield Bond ETF | HYGH | NYSE Arca
• iShares Interest Rate Hedged Long-Term Corporate Bond ETF | IGBH | NYSE Arca
• iShares Interest Rate Hedged U.S. Aggregate Bond ETF | AGRH | NYSE Arca

2

Schedule of Investments
October 31, 2025
iShares® Inflation Hedged Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	884,730	$98,408,518
Total Investment Companies (Cost: $97,795,473)		98,408,518
Short-Term Securities
Money Market Funds — 46.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(a)(c)(d)	47,353,439	47,377,116
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(a)(c)	1,070,000	1,070,000
Total Short-Term Securities — 46.5% (Cost: $48,446,981)		48,447,116
Total Investments in Securities — 140.8% (Cost: $146,242,454)		146,855,634
Liabilities in Excess of Other Assets — (40.8)%		(42,543,571)
Net Assets — 100.0%		$104,312,063

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,533,030	$22,844,706 (a)	$—	$2,383	$(3,003)	$47,377,116	47,353,439	$175,014 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	270,000	800,000 (a)	—	—	—	1,070,000	1,070,000	38,281	—
iShares iBoxx $ Investment Grade Corpo- rate Bond ETF	50,697,788	50,593,789	(5,448,139)	(867,636)	3,432,716	98,408,518	884,730	3,495,634	—
				$(865,253)	$3,429,713	$146,855,634		$3,708,929	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/26	USD	1,360	$5,810	$(322)	$6,132
2.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/15/26	USD	1,600	117,390	21	117,369
2.92%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/21/26	USD	3,000	182,963	40	182,923
2.28%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/27	USD	400	5,195	(117)	5,312
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/28	USD	3,360	23,189	(128)	23,317
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/08/28	USD	65	1,228	1	1,227
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/28	USD	380	5,143	5	5,138
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/05/28	USD	1,600	27,012	21	26,991
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/28	USD	1,150	21,164	15	21,149
2.66%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/01/28	USD	1,000	69,998	18	69,980
2.62%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/21/28	USD	900	(609)	(155)	(454)
2.96%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/26/28	USD	1,500	69,928	28	69,900
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/28/28	USD	500	(298)	5	(303)
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/30/28	USD	400	1,249	5	1,244
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/29	USD	615	4,583	8	4,575
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/29	USD	600	2,947	(431)	3,378
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/29	USD	1,150	4,712	15	4,697
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/11/29	USD	108	312	77	235
Schedule of Investments
4

Schedule of Investments (continued)
October 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.22%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/18/29	USD	2,000	$36,814	$(459)	$37,273
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/29	USD	300	3,692	(136)	3,828
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/30	USD	8,850	64,704	1,026	63,678
2.32%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/22/30	USD	1,000	9,802	4,740	5,062
1.89%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	USD	360	65,969	7,108	58,861
1.90%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	USD	420	76,658	10	76,648
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/28/30	USD	300	165	4	161
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/03/30	USD	350	308	4	304
2.24%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/12/31	USD	2,000	275,073	47	275,026
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/09/31	USD	1,440	172,960	34	172,926
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/07/31	USD	2,000	221,085	47	221,038
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/19/31	USD	580	49,437	14	49,423
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/02/31	USD	3,000	285,322	2,870	282,452
2.28%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/31	USD	600	10,597	(552)	11,149
2.25%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/18/31	USD	280	5,552	(64)	5,616
2.36%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/31	USD	345	4,305	(87)	4,392
2.60%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/30/31	USD	15	1,002	—	1,002
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/32	USD	7,000	51,072	(1,063)	52,135
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/32	USD	940	41	17	24
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.60%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/18/32	USD	470	$(1,851)	$9	$(1,860)
2.29%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/22/32	USD	1,000	12,958	5,351	7,607
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/16/32	USD	500	(1,611)	9	(1,620)
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/12/32	USD	300	1,063	5	1,058
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/09/32	USD	500	(800)	9	(809)
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/19/32	USD	200	(869)	3	(872)
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/12/32	USD	1,500	(6,070)	(591)	(5,479)
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/06/32	USD	1,000	(2,024)	18	(2,042)
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/15/32	USD	400	(366)	7	(373)
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/21/32	USD	850	1,256	158	1,098
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/28/32	USD	350	182	6	176
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/03/32	USD	600	858	11	847
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/19/32	USD	110	2,047	3	2,044
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/33	USD	45	479	1	478
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/33	USD	98	1,367	2	1,365
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/13/33	USD	135	676	201	475
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/14/33	USD	90	(17)	2	(19)
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/03/34	USD	76	883	2	881
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/09/34	USD	250	1,968	6	1,962
Schedule of Investments
6

Schedule of Investments (continued)
October 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/18/34	USD	450	$1,528	$10	$1,518
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/34	USD	160	691	4	687
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/26/34	USD	240	783	5	778
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/12/34	USD	266	1,403	57	1,346
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/15/34	USD	76	314	2	312
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/34	USD	23	54	1	53
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/34	USD	550	(532)	12	(544)
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/34	USD	273	(1,232)	(278)	(954)
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/34	USD	200	(2,100)	(92)	(2,008)
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/29/34	USD	220	(2,091)	513	(2,604)
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/34	USD	800	(4,013)	18	(4,031)
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/22/34	USD	210	(1,608)	5	(1,613)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/11/34	USD	280	(1,350)	506	(1,856)
2.32%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/34	USD	445	7,578	(427)	8,005
2.29%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/18/34	USD	140	2,813	7	2,806
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/34	USD	36	383	(21)	404
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/18/34	USD	65	(322)	(160)	(162)
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/04/34	USD	518	3,958	12	3,946
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/35	USD	4,870	22,931	(2,020)	24,951
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/10/35	USD	127	$(595)	$3	$(598)
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/13/35	USD	100	(671)	225	(896)
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/10/35	USD	250	1,028	(191)	1,219
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/30/35	USD	600	3,689	14	3,675
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/16/35	USD	500	(2,641)	11	(2,652)
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/04/35	USD	300	47	7	40
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/09/35	USD	600	(2,335)	14	(2,349)
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/12/35	USD	700	(3,719)	(937)	(2,782)
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/06/35	USD	350	(533)	8	(541)
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/15/35	USD	300	(266)	7	(273)
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/21/35	USD	500	866	(90)	956
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/28/35	USD	300	101	7	94
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/03/35	USD	380	411	9	402
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/37	USD	3,050	128,531	88	128,443
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/25/37	USD	560	30,625	16	30,609
2.36%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/39	USD	40	714	(78)	792
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/18/39	USD	300	(2,038)	(1,150)	(888)
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/40	USD	2,750	10,096	(6,335)	16,431
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/04/40	USD	200	131	6	125
Schedule of Investments
8

Schedule of Investments (continued)
October 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/29/40	USD	310	$(2,235)	$9	$(2,244)
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/12/40	USD	120	(560)	(116)	(444)
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/15/40	USD	150	22	4	18
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/21/40	USD	170	521	(14)	535
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/28/40	USD	180	178	5	173
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/03/40	USD	180	278	5	273
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	USD	500	46,609	19	46,590
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	USD	1,000	85,761	38	85,723
2.38%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/16/41	USD	300	27,995	4	27,991
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/42	USD	1,335	48,062	51	48,011
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/19/42	USD	200	6,764	8	6,756
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/43	USD	15	(38)	1	(39)
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/12/44	USD	40	224	92	132
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/15/44	USD	45	123	2	121
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/44	USD	63	92	2	90
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/44	USD	134	(358)	5	(363)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/44	USD	100	(844)	3	(847)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/44	USD	74	(626)	(132)	(494)
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/44	USD	215	(1,962)	8	(1,970)
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/44	USD	25	$517	$(51)	$568
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/44	USD	100	1,516	(15)	1,531
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/18/44	USD	80	(528)	(372)	(156)
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/45	USD	3,000	19,509	(3,741)	23,250
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/13/45	USD	50	(455)	130	(585)
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/10/45	USD	100	1,132	(29)	1,161
2.32%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/45	USD	100	1,935	4	1,931
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/04/45	USD	200	296	8	288
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/12/45	USD	200	969	7	962
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/29/45	USD	200	(1,560)	7	(1,567)
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/12/45	USD	300	(906)	(443)	(463)
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/23/45	USD	120	(799)	5	(804)
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/09/45	USD	300	(1,093)	12	(1,105)
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/21/45	USD	180	663	(14)	677
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/28/45	USD	160	130	6	124
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/03/45	USD	200	387	7	380
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/06/46	USD	100	4,572	4	4,568
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/09/46	USD	1,000	51,521	45	51,476
2.32%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/49	USD	70	1,550	(187)	1,737
Schedule of Investments
10

Schedule of Investments (continued)
October 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/24/49	USD	156	$3,275	$7	$3,268
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/49	USD	300	5,125	(339)	5,464
1.83%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/18/49	USD	418	82,862	(11,789)	94,651
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/50	USD	1,370	11,162	(2,342)	13,504
2.29%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/30/50	USD	100	2,258	4	2,254
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/12/50	USD	150	1,118	7	1,111
1.94%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	USD	10	1,869	—	1,869
1.95%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	USD	600	111,031	16,730	94,301
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/12/50	USD	200	(278)	(247)	(31)
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/23/50	USD	100	(559)	4	(563)
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/21/50	USD	180	583	(174)	757
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/28/50	USD	150	217	7	210
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/03/50	USD	130	231	6	225
2.23%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/06/51	USD	300	36,325	15	36,310
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/30/51	USD	1,000	69,122	49	69,073
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/02/51	USD	459	30,353	23	30,330
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/08/53	USD	99	2,215	5	2,210
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/53	USD	50	1,223	2	1,221
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/03/54	USD	90	1,149	4	1,145
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/54	USD	19	$(235)	$1	$(236)
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/12/54	USD	60	140	215	(75)
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/15/54	USD	33	11	2	9
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/54	USD	44	(115)	2	(117)
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/54	USD	72	(401)	3	(404)
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/54	USD	110	(1,561)	(355)	(1,206)
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/54	USD	100	(1,561)	5	(1,566)
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/54	USD	92	1,979	(361)	2,340
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/24/54	USD	10	212	—	212
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/54	USD	29	433	(113)	546
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/18/54	USD	200	(1,233)	(1,167)	(66)
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/55	USD	1,520	11,677	(2,876)	14,553
2.34%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/10/55	USD	220	4,099	331	3,768
2.28%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/55	USD	200	5,662	10	5,652
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/12/55	USD	120	1,105	6	1,099
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/09/55	USD	130	(311)	6	(317)
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/29/55	USD	32	(200)	2	(202)
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/19/55	USD	210	(726)	10	(736)
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/23/55	USD	120	(664)	6	(670)
Schedule of Investments
12

Schedule of Investments (continued)
October 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/09/55	USD	170	$(641)	$8	$(649)
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/21/55	USD	80	393	(27)	420
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/28/55	USD	120	107	6	101
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/03/55	USD	100	205	5	200
							$2,746,250	$734	$2,745,516
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.14%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/05/30	USD	170	$1,768	$1	$1,767
3.66%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/04/30	USD	800	(9,237)	7	(9,244)
3.25%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/06/32	USD	200	3,381	3	3,378
1-day SOFR, 4.22%	Annual	4.20%	Annual	N/A	05/06/39	USD	10	383	827	(444)
3.17%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/09/48	USD	200	24,436	6	24,430
2.98%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/15/48	USD	100	15,122	3	15,119
3.07%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/05/48	USD	100	13,815	3	13,812
4.15%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/04/50	USD	200	(5,236)	6	(5,242)
4.01%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/11/50	USD	300	(1,084)	(295)	(789)
2.93%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/06/52	USD	200	34,663	7	34,656
2.99%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/05/53	USD	100	16,562	3	16,559
								$94,573	$571	$94,002
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$42,388	$(41,083)	$2,911,738	$(72,220)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$109,721	$2,802,017	$2,911,738
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$15,719	$56,501	$72,220

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$—	$—	$—	$12,613	$(30,298)	$(17,685)
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$—	$—	$—	$14,132	$557,095	$571,227
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$1,982,500
Average notional value — receives fixed rate	$10,000
Inflation swaps:
Average notional value – receives fixed rate	$92,880,950
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$98,408,518	$—	$—	$98,408,518
Short-Term Securities
Money Market Funds	48,447,116	—	—	48,447,116
	$146,855,634	$—	$—	$146,855,634
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$2,802,017	$—	$2,802,017
Interest Rate Contracts	—	109,721	—	109,721
Liabilities
Inflation Linked Contracts	—	(56,501)	—	(56,501)
Schedule of Investments
14

Schedule of Investments (continued)
October 31, 2025
iShares® Inflation Hedged Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Interest Rate Contracts	$—	$(15,719)	$—	$(15,719)
	$—	$2,839,518	$—	$2,839,518

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
15
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 95.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)(c)	4,570,147	$508,337,451
Total Investment Companies (Cost: $496,076,761)		508,337,451
Short-Term Securities
Money Market Funds — 45.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(a)(d)(e)	219,030,928	219,140,443
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(a)(d)	20,810,000	20,810,000
Total Short-Term Securities — 45.1% (Cost: $239,921,638)		239,950,443
Total Investments in Securities — 140.7% (Cost: $735,998,399)		748,287,894
Liabilities in Excess of Other Assets — (40.7)%		(216,428,173)
Net Assets — 100.0%		$531,859,721

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$196,944,950	$22,231,768 (a)	$—	$(18,819)	$(17,456)	$219,140,443	219,030,928	$1,086,065 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	22,640,000	—	(1,830,000)(a)	—	—	20,810,000	20,810,000	1,122,682	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	404,042,278	230,799,889	(135,966,950)	2,972,966	6,489,268	508,337,451	4,570,147	20,141,291	—
				$2,954,147	$6,471,812	$748,287,894		$22,350,038	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
16

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.00%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/07/26	USD	3,800	$105,966	$8	$105,958
0.49%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/22/27	USD	55,232	2,943,216	3,432,101	(488,885)
3.55%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/14/28	USD	2,000	(8,371)	13	(8,384)
1.19%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/20/28	USD	22,300	1,359,524	124	1,359,400
3.40%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/22/29	USD	1,400	(1,947)	10	(1,957)
3.24%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/09/29	USD	2,000	8,800	16	8,784
3.18%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/10/29	USD	2,000	12,835	16	12,819
3.21%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/25/29	USD	2,500	14,051	20	14,031
3.66%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/23/29	USD	3,000	(33,090)	24	(33,114)
3.68%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/24/29	USD	4,500	(53,089)	36	(53,125)
3.72%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/29/29	USD	3,000	(40,361)	24	(40,385)
3.85%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/05/29	USD	1,000	(18,055)	8	(18,063)
3.80%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/07/29	USD	6,000	(98,514)	48	(98,562)
3.96%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/07/30	USD	1,246	(28,780)	11	(28,791)
3.68%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/05/30	USD	2,000	(24,653)	17	(24,670)
3.80%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/11/30	USD	1,000	(17,091)	8	(17,099)
3.79%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/14/30	USD	4,000	(66,167)	34	(66,201)
3.72%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/24/30	USD	2,000	(27,429)	17	(27,446)
3.59%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/14/30	USD	3,000	(25,947)	26	(25,973)
3.71%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/15/30	USD	2,000	(27,593)	18	(27,611)
3.76%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/23/30	USD	4,174	(66,676)	38	(66,714)
3.28%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/17/30	USD	2,265	11,897	22	11,875
0.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/19/30	USD	25,400	3,039,813	3,305,659	(265,846)
1.22%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/12/31	USD	13,180	1,399,162	1,531,652	(132,490)
3.80%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/07/31	USD	2,000	(37,249)	21	(37,270)
3.76%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/11/31	USD	1,000	(16,482)	11	(16,493)
3.91%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/28/31	USD	1,000	(23,914)	11	(23,925)
3.87%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/02/31	USD	1,000	(22,108)	11	(22,119)
17
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.04%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/11/31	USD	2,000	$(60,904)	$22	$(60,926)
4.14%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/13/31	USD	1,000	(35,637)	11	(35,648)
4.07%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/20/31	USD	1,000	(32,170)	11	(32,181)
4.00%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/06/31	USD	2,000	(58,033)	23	(58,056)
4.09%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/03/31	USD	2,500	(84,243)	28	(84,271)
1.03%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/23/31	USD	1,000	127,327	10	127,317
1.28%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/23/31	USD	5,000	571,014	622,022	(51,008)
3.23%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/09/31	USD	3,000	33,314	35	33,279
3.20%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/10/31	USD	1,000	13,023	12	13,011
3.29%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/07/31	USD	2,000	16,949	24	16,925
3.57%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/15/31	USD	1,500	(9,384)	18	(9,402)
3.69%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/24/31	USD	4,000	(52,517)	48	(52,565)
3.73%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/29/31	USD	3,000	(44,973)	36	(45,009)
3.84%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/05/31	USD	1,000	(21,071)	12	(21,083)
3.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/07/31	USD	3,500	(61,388)	41	(61,429)
1.24%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/15/31	USD	18,300	2,235,191	200	2,234,991
1.28%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/17/31	USD	3,100	373,015	34	372,981
3.96%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/07/32	USD	4,800	(133,504)	60	(133,564)
3.69%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/05/32	USD	4,000	(50,334)	50	(50,384)
3.83%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/11/32	USD	700	(14,333)	9	(14,342)
3.83%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/14/32	USD	1,400	(28,256)	18	(28,274)
3.72%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/24/32	USD	2,000	(27,859)	25	(27,884)
3.75%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/24/32	USD	1,000	(15,762)	12	(15,774)
3.67%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/14/32	USD	2,500	(27,979)	32	(28,011)
3.69%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/21/32	USD	2,000	(24,514)	25	(24,539)
3.63%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/29/32	USD	1,000	(8,652)	12	(8,664)
3.70%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/13/32	USD	2,500	(31,931)	32	(31,963)
3.87%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/24/32	USD	2,473	(55,394)	32	(55,426)
3.74%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/02/32	USD	2,562	(38,461)	33	(38,494)
Schedule of Investments
18

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.84%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/11/32	USD	500	$(10,322)	$7	$(10,329)
3.72%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/21/32	USD	2,400	(32,910)	31	(32,941)
3.72%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/21/32	USD	2,400	(32,981)	31	(33,012)
3.57%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/14/32	USD	5,000	(22,814)	1,727	(24,541)
3.35%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/10/32	USD	7,359	69,146	(14,705)	83,851
3.35%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/11/32	USD	4,100	37,074	55	37,019
3.49%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/02/32	USD	2,500	2,600	34	2,566
3.49%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/10/32	USD	1,682	2,017	22	1,995
3.40%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/17/32	USD	1,676	11,460	23	11,437
3.40%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/29/32	USD	2,976	19,659	41	19,618
3.42%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/24/33	USD	1,000	8,461	13	8,448
3.55%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/05/33	USD	1,500	79	20	59
3.56%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/18/33	USD	1,500	(1,061)	21	(1,082)
3.51%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/28/33	USD	800	3,650	12	3,638
3.65%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/12/34	USD	400	(2,150)	5	(2,155)
3.72%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/24/34	USD	2,000	(20,770)	29	(20,799)
3.77%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/25/34	USD	1,000	(13,913)	15	(13,928)
3.66%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/06/34	USD	2,500	(14,743)	37	(14,780)
3.80%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/14/34	USD	700	(10,881)	10	(10,891)
3.95%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/26/34	USD	400	(10,532)	6	(10,538)
3.76%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/07/34	USD	1,300	(15,874)	19	(15,893)
3.71%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/11/34	USD	1,000	(9,157)	15	(9,172)
3.87%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/28/34	USD	1,000	(20,538)	15	(20,553)
3.82%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/02/34	USD	1,200	(20,149)	18	(20,167)
3.96%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/06/34	USD	1,000	(26,291)	16	(26,307)
3.90%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/07/34	USD	1,000	(22,330)	15	(22,345)
3.37%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/22/34	USD	1,000	18,120	16	18,104
3.27%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/09/34	USD	2,000	52,802	32	52,770
3.25%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/10/34	USD	1,000	27,766	15	27,751
19
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.29%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/25/34	USD	1,000	$24,571	$16	$24,555
3.34%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/07/34	USD	1,000	20,954	15	20,939
3.72%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/23/34	USD	2,000	(15,968)	32	(16,000)
3.73%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/24/34	USD	1,000	(8,668)	16	(8,684)
3.76%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/29/34	USD	2,000	(21,633)	31	(21,664)
3.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/07/34	USD	1,600	(19,032)	25	(19,057)
3.72%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/04/34	USD	1,500	(10,785)	24	(10,809)
3.74%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/05/35	USD	3,500	(26,862)	57	(26,919)
3.88%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/11/35	USD	600	(11,553)	9	(11,562)
3.81%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/24/35	USD	1,000	(13,207)	17	(13,224)
3.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/14/35	USD	2,000	(21,886)	33	(21,919)
3.82%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/21/35	USD	300	(4,084)	5	(4,089)
3.76%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/29/35	USD	1,000	(8,889)	16	(8,905)
3.84%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/13/35	USD	2,000	(29,871)	33	(29,904)
4.02%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/23/35	USD	1,849	(54,419)	30	(54,449)
3.88%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/04/35	USD	1,155	(21,051)	19	(21,070)
3.97%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/10/35	USD	1,000	(25,857)	17	(25,874)
3.79%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/08/35	USD	1,500	(16,370)	25	(16,395)
3.80%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/08/35	USD	1,000	(11,527)	17	(11,544)
3.73%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/26/35	USD	1,000	(5,805)	17	(5,822)
0.91%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/25/35	USD	26,000	5,985,080	5,694,773	290,307
3.65%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/02/35	USD	2,200	2,795	38	2,757
3.66%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/10/35	USD	1,874	2,066	32	2,034
3.57%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/17/35	USD	1,243	10,307	21	10,286
3.56%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/27/35	USD	1,844	16,725	32	16,693
3.65%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/03/35	USD	1,914	2,808	33	2,775
1.35%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/15/36	USD	6,400	1,393,397	104	1,393,293
3.53%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/18/38	USD	1,000	27,988	19	27,969
3.83%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/25/39	USD	600	(118)	11	(129)
Schedule of Investments
20

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.81%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/07/39	USD	500	$904	$9	$895
3.83%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/14/39	USD	500	162	9	153
3.76%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/07/39	USD	500	3,927	9	3,918
3.72%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/11/39	USD	500	5,719	9	5,710
3.88%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/28/39	USD	700	(3,404)	14	(3,418)
3.83%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/02/39	USD	400	245	8	237
4.01%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/20/39	USD	500	(9,148)	10	(9,158)
3.90%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/07/39	USD	700	(4,331)	14	(4,345)
3.49%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/20/39	USD	1,000	38,621	20	38,601
3.34%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/09/39	USD	1,000	55,522	20	55,502
3.33%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/10/39	USD	400	22,557	8	22,549
3.31%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/11/39	USD	800	46,630	16	46,614
3.80%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/23/39	USD	1,000	5,701	20	5,681
3.80%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/24/39	USD	700	3,874	14	3,860
3.82%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/29/39	USD	1,200	4,108	24	4,084
3.90%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/05/39	USD	200	(1,036)	4	(1,040)
3.80%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/07/39	USD	500	2,876	10	2,866
3.75%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/04/39	USD	1,000	11,504	20	11,484
3.81%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/05/40	USD	1,800	12,178	38	12,140
4.05%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/04/40	USD	596	(11,561)	12	(11,573)
4.03%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/20/40	USD	350	(6,141)	7	(6,148)
4.03%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/20/40	USD	350	(6,022)	7	(6,029)
3.80%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/17/40	USD	688	6,803	15	6,788
1.11%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/19/40	USD	20,700	6,606,115	5,715,938	890,177
3.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/29/40	USD	1,394	17,042	29	17,013
3.87%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/03/40	USD	470	1,234	10	1,224
3.47%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/18/43	USD	1,200	74,249	31	74,218
3.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/31/43	USD	1,000	22,446	26	22,420
3.82%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/14/43	USD	500	9,426	13	9,413
21
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.52%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/28/43	USD	1,000	$57,747	$26	$57,721
3.76%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/24/44	USD	1,000	26,456	26	26,430
3.79%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/07/44	USD	500	11,058	13	11,045
3.80%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/14/44	USD	500	10,435	13	10,422
3.93%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/26/44	USD	300	1,484	8	1,476
3.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/15/44	USD	500	12,199	14	12,185
3.88%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/28/44	USD	700	7,768	18	7,750
3.80%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/02/44	USD	300	6,716	8	6,708
3.87%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/07/44	USD	800	10,886	21	10,865
3.41%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/22/44	USD	400	30,137	11	30,126
3.45%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/05/44	USD	500	35,001	13	34,988
3.35%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/09/44	USD	1,000	83,791	27	83,764
3.35%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/10/44	USD	200	16,766	5	16,761
3.33%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/20/44	USD	600	51,717	17	51,700
3.41%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/25/44	USD	1,500	113,973	41	113,932
3.68%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/14/44	USD	1,000	39,112	27	39,085
3.81%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/24/44	USD	1,500	32,061	40	32,021
3.82%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/29/44	USD	750	14,895	21	14,874
3.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/07/44	USD	800	20,738	22	20,716
3.89%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/12/44	USD	1,000	10,849	27	10,822
3.81%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/05/45	USD	800	17,676	22	17,654
0.86%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/30/45	USD	19,747	8,426,514	7,015,937	1,410,577
3.95%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/29/45	USD	400	1,315	11	1,304
4.06%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/13/45	USD	1,000	(11,065)	28	(11,093)
4.14%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/15/45	USD	500	(11,165)	14	(11,179)
4.25%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/23/45	USD	804	(29,823)	22	(29,845)
4.11%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/02/45	USD	353	(6,199)	10	(6,209)
4.19%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/11/45	USD	1,000	(29,663)	28	(29,691)
4.10%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/20/45	USD	450	(7,240)	13	(7,253)
Schedule of Investments
22

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.10%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/20/45	USD	450	$(7,209)	$13	$(7,222)
4.05%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/08/45	USD	1,000	(9,299)	28	(9,327)
4.01%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/11/45	USD	1,200	(4,399)	(727)	(3,672)
4.05%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/14/45	USD	535	(5,523)	1,965	(7,488)
3.95%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/10/45	USD	1,414	6,630	(14,944)	21,574
3.85%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/18/45	USD	1,121	20,792	32	20,760
3.96%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/02/45	USD	1,100	2,926	31	2,895
3.98%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/10/45	USD	1,069	176	30	146
3.90%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/17/45	USD	568	6,267	15	6,252
3.88%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/27/45	USD	747	10,181	20	10,161
3.88%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/29/45	USD	959	13,949	27	13,922
3.96%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/03/45	USD	776	2,787	22	2,765
3.60%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/12/49	USD	400	23,719	12	23,707
3.34%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/22/49	USD	700	70,404	22	70,382
3.39%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/05/49	USD	600	56,011	19	55,992
3.28%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/09/49	USD	1,200	131,864	38	131,826
3.28%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/10/49	USD	400	43,770	12	43,758
3.27%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/20/49	USD	700	77,879	22	77,857
3.35%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/25/49	USD	1,000	98,633	32	98,601
3.62%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/15/49	USD	1,000	56,993	31	56,962
4.08%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/21/50	USD	450	(6,472)	14	(6,486)
1.06%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/18/50	USD	16,655	7,761,038	6,105,321	1,655,717
3.99%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/09/50	USD	1,000	(1,040)	32	(1,072)
3.91%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/17/50	USD	1,154	13,385	38	13,347
1.18%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/19/50	USD	14,550	6,503,161	5,037,070	1,466,091
3.88%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/29/50	USD	2,005	32,610	65	32,545
3.96%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/03/50	USD	743	3,061	24	3,037
1.29%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/07/51	USD	3,700	1,628,556	119	1,628,437
3.13%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/27/53	USD	900	127,526	27	127,499
23
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.18%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/05/53	USD	1,200	$161,165	$36	$161,129
3.27%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/07/53	USD	1,000	117,707	34	117,673
3.35%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/28/53	USD	700	73,256	25	73,231
3.52%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/12/54	USD	500	38,031	17	38,014
3.60%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/19/54	USD	550	34,338	19	34,319
3.67%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/25/54	USD	700	35,588	24	35,564
3.51%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/06/54	USD	600	46,270	21	46,249
3.61%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/07/54	USD	700	42,038	24	42,014
3.64%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/14/54	USD	600	33,063	20	33,043
3.53%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/07/54	USD	350	26,014	12	26,002
3.60%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/15/54	USD	900	56,123	31	56,092
3.72%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/25/54	USD	400	16,700	14	16,686
3.67%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/28/54	USD	200	9,991	7	9,984
3.70%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/28/54	USD	600	27,254	21	27,233
3.61%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/02/54	USD	200	12,027	7	12,020
3.75%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/04/54	USD	500	18,643	18	18,625
3.79%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/20/54	USD	300	9,024	10	9,014
3.82%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/23/54	USD	400	9,969	14	9,955
3.68%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/07/54	USD	500	24,155	17	24,138
3.33%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/20/54	USD	1,000	107,944	35	107,909
3.25%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/22/54	USD	400	48,627	14	48,613
3.31%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/05/54	USD	1,500	168,270	53	168,217
3.20%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/09/54	USD	800	104,438	28	104,410
3.18%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/11/54	USD	900	120,989	32	120,957
3.20%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/20/54	USD	500	65,840	18	65,822
3.28%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/25/54	USD	950	110,668	33	110,635
3.33%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/07/54	USD	600	65,077	21	65,056
3.55%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/15/54	USD	1,000	71,123	35	71,088
3.67%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/24/54	USD	1,300	63,542	46	63,496
Schedule of Investments
24

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.68%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/29/54	USD	800	$38,329	$28	$38,301
3.61%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/07/54	USD	700	42,438	25	42,413
3.73%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/12/54	USD	1,100	42,893	38	42,855
3.77%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/17/54	USD	2,000	65,479	71	65,408
3.86%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/07/55	USD	500	8,601	18	8,583
3.82%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/10/55	USD	1,300	30,632	46	30,586
3.84%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/11/55	USD	500	9,996	18	9,978
3.76%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/24/55	USD	400	13,626	14	13,612
3.80%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/24/55	USD	500	13,636	18	13,618
3.87%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/29/55	USD	600	9,186	21	9,165
4.05%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/15/55	USD	1,000	(17,236)	35	(17,271)
4.03%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/02/55	USD	600	(8,087)	22	(8,109)
4.02%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/21/55	USD	550	(6,944)	19	(6,963)
4.02%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/21/55	USD	550	(6,847)	20	(6,867)
3.98%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/08/55	USD	1,300	(7,085)	46	(7,131)
4.11%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/16/55	USD	253	(7,062)	9	(7,071)
4.02%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/14/55	USD	715	(8,522)	3,761	(12,283)
4.07%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/19/55	USD	443	(9,594)	15	(9,609)
4.06%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/26/55	USD	1,000	(18,632)	36	(18,668)
3.83%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/18/55	USD	1,316	27,754	47	27,707
3.93%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/02/55	USD	900	3,327	32	3,295
3.96%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/09/55	USD	1,200	(1,952)	43	(1,995)
3.88%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/17/55	USD	1,186	14,194	43	14,151
3.85%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/29/55	USD	1,501	26,187	54	26,133
3.92%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/03/55	USD	909	4,377	32	4,345
								$52,324,089	$38,443,497	$13,880,592
25
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$38,473,873	$(30,376)	$17,260,279	$(3,379,687)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$17,260,279	$—	$17,260,279
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$3,379,687	$—	$3,379,687

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$—	$—	$—	$568,686	$—	$568,686
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$—	$—	$—	$(745,183)	$—	$(745,183)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$516,657,750
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$508,337,451	$—	$—	$508,337,451
Short-Term Securities
Money Market Funds	239,950,443	—	—	239,950,443
	$748,287,894	$—	$—	$748,287,894
Schedule of Investments
26

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$17,260,279	$—	$17,260,279
Liabilities
Interest Rate Contracts	—	(3,379,687)	—	(3,379,687)
	$—	$13,880,592	$—	$13,880,592

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
27
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 95.1%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	5,135,142	$414,919,474
Total Investment Companies (Cost: $401,959,968)		414,919,474
Short-Term Securities
Money Market Funds — 48.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(a)(c)(d)	198,391,049	198,490,245
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(a)(c)	13,360,000	13,360,000
Total Short-Term Securities — 48.5% (Cost: $211,831,144)		211,850,245
Total Investments in Securities — 143.6% (Cost: $613,791,112)		626,769,719
Liabilities in Excess of Other Assets — (43.6)%		(190,368,756)
Net Assets — 100.0%		$436,400,963

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$148,698,413	$49,811,320 (a)	$—	$(10,401)	$(9,087)	$198,490,245	198,391,049	$1,511,870 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,590,000	1,770,000 (a)	—	—	—	13,360,000	13,360,000	534,797	—
iShares iBoxx $ High Yield Corporate Bond ETF	316,659,558	172,961,786	(81,274,577)	3,276,862	3,295,845	414,919,474	5,135,142	22,617,663	—
				$3,266,461	$3,286,758	$626,769,719		$24,664,330	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.17%	At Termination	1-day SOFR, 4.22%	At Termination	N/A	12/09/25	USD	2,000	$(55)	$—	$(55)
4.16%	At Termination	1-day SOFR, 4.22%	At Termination	N/A	12/16/25	USD	5,000	(211)	1	(212)
3.77%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/13/26	USD	2,000	1,149	1	1,148
Schedule of Investments
28

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.14%	At Termination	1-day SOFR, 4.22%	At Termination	N/A	01/28/26	USD	7,000	$(1,772)	$2	$(1,774)
3.83%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/07/26	USD	1,000	483	1	482
4.23%	At Termination	1-day SOFR, 4.22%	At Termination	N/A	02/19/26	USD	7,000	(4,961)	3	(4,964)
4.19%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/16/26	USD	2,000	(4,419)	4	(4,423)
0.87%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/17/26	USD	1,250	22,620	27,029	(4,409)
3.91%	At Termination	1-day SOFR, 4.22%	At Termination	N/A	06/27/26	USD	13,000	(8,238)	12	(8,250)
4.20%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/27/26	USD	4,000	(10,095)	7	(10,102)
4.29%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/09/26	USD	2,500	(10,306)	6	(10,312)
4.41%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/31/26	USD	1,500	(8,450)	4	(8,454)
3.72%	At Termination	1-day SOFR, 4.22%	At Termination	N/A	09/08/26	USD	20,000	(2,014)	24	(2,038)
0.87%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/29/26	USD	2,900	72,444	5	72,439
3.66%	At Termination	1-day SOFR, 4.22%	At Termination	N/A	10/01/26	USD	10,000	907	12	895
1.13%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/18/26	USD	7,600	193,503	15	193,488
1.32%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/23/26	USD	500	11,890	15,562	(3,672)
3.83%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/05/27	USD	1,500	(4,379)	5	(4,384)
1.32%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/10/27	USD	3,776	98,842	9	98,833
3.91%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/10/27	USD	1,000	(3,998)	3	(4,001)
3.98%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/23/27	USD	1,000	(5,099)	3	(5,102)
3.76%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/05/27	USD	3,000	(7,849)	11	(7,860)
1.60%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/09/27	USD	1,916	46,169	5	46,164
4.01%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/09/27	USD	1,000	(5,776)	4	(5,780)
4.06%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/14/27	USD	3,000	(19,720)	10	(19,730)
1.70%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/28/27	USD	1,172	27,626	3	27,623
4.22%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/06/27	USD	1,000	(9,060)	2	(9,062)
3.84%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/17/27	USD	1,100	(5,990)	4	(5,994)
2.64%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/15/27	USD	300	4,091	1	4,090
3.35%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/08/27	USD	5,000	5,982	22	5,960
3.59%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/08/27	USD	5,000	(17,049)	16	(17,065)
3.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/25/27	USD	2,000	(14,594)	6	(14,600)
29
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.80%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/31/27	USD	2,000	$(15,617)	$7	$(15,624)
3.86%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/01/27	USD	2,000	(18,071)	6	(18,077)
3.89%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/07/27	USD	5,000	(48,152)	16	(48,168)
3.92%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/02/27	USD	4,645	(49,530)	16	(49,546)
3.93%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/16/27	USD	4,000	(44,361)	14	(44,375)
4.00%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/19/27	USD	6,000	(75,191)	21	(75,212)
4.05%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/02/28	USD	2,055	(28,582)	7	(28,589)
4.01%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/10/28	USD	5,000	(68,754)	18	(68,772)
3.99%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/25/28	USD	1,600	(21,852)	6	(21,858)
3.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/19/28	USD	3,000	(27,494)	19	(27,513)
1.42%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/07/28	USD	9,450	429,310	579,391	(150,081)
3.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/16/28	USD	1,500	(15,143)	10	(15,153)
1.23%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/08/28	USD	5,780	305,579	401,369	(95,790)
3.46%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/27/28	USD	1,500	(3,687)	11	(3,698)
3.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/27/28	USD	2,000	(20,856)	10	(20,866)
3.55%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/17/28	USD	6,000	(29,739)	43	(29,782)
1.12%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/03/28	USD	1,960	118,750	152,651	(33,901)
3.28%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/08/28	USD	3,000	6,487	23	6,464
3.36%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/01/28	USD	2,000	(430)	16	(446)
1.14%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/12/28	USD	2,500	154,543	14	154,529
1.21%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/22/28	USD	2,100	126,876	12	126,864
1.32%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/05/29	USD	4,300	262,782	27	262,755
3.66%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/18/29	USD	1,500	(13,814)	10	(13,824)
3.81%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/23/29	USD	1,000	(13,856)	7	(13,863)
1.45%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/27/29	USD	4,450	260,373	29	260,344
3.55%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/05/29	USD	2,000	(12,169)	13	(12,182)
3.86%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/14/29	USD	3,000	(47,146)	20	(47,166)
4.06%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/26/29	USD	2,000	(44,256)	14	(44,270)
1.73%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/28/29	USD	355	18,071	3	18,068
Schedule of Investments
30

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.89%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/07/29	USD	2,000	$(33,604)	$13	$(33,617)
1.70%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/11/29	USD	842	44,230	6	44,224
4.11%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/20/29	USD	2,000	(47,732)	14	(47,746)
4.00%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/27/29	USD	2,000	(41,409)	14	(41,423)
4.09%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/03/29	USD	2,000	(47,246)	13	(47,259)
4.14%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/09/29	USD	2,000	(50,227)	(33)	(50,194)
4.23%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/13/29	USD	2,000	(57,972)	14	(57,986)
4.10%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/06/29	USD	1,000	(25,101)	7	(25,108)
4.17%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/13/29	USD	1,500	(41,010)	11	(41,021)
3.99%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/26/29	USD	2,000	(43,085)	15	(43,100)
4.16%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/03/29	USD	5,000	(138,050)	37	(138,087)
4.05%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/08/29	USD	3,000	(71,553)	22	(71,575)
3.95%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/09/29	USD	1,000	(20,382)	8	(20,390)
2.56%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/15/29	USD	300	8,479	3	8,476
3.10%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/12/29	USD	800	7,547	7	7,540
3.44%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/22/29	USD	500	(1,455)	4	(1,459)
3.49%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/08/29	USD	2,700	(12,151)	21	(12,172)
3.57%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/21/29	USD	4,000	(30,800)	31	(30,831)
3.74%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/31/29	USD	4,000	(55,819)	32	(55,851)
3.79%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/01/29	USD	3,500	(55,320)	28	(55,348)
3.80%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/07/29	USD	3,000	(49,032)	24	(49,056)
3.93%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/22/29	USD	3,000	(64,231)	25	(64,256)
3.37%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/02/29	USD	450	(30)	4	(34)
3.74%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/09/29	USD	1,200	(17,220)	9	(17,229)
3.85%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/16/29	USD	2,000	(36,982)	16	(36,998)
3.93%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/19/29	USD	6,000	(129,375)	50	(129,425)
4.09%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/30/29	USD	5,000	(139,145)	41	(139,186)
4.03%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/02/30	USD	1,000	(25,605)	8	(25,613)
3.29%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/10/30	USD	1,500	4,732	13	4,719
31
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.16%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/03/30	USD	1,200	$10,136	$10	$10,126
3.98%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/25/30	USD	1,500	(36,383)	12	(36,395)
0.77%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/01/30	USD	10,500	1,119,024	1,321,988	(202,964)
3.67%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/11/30	USD	2,500	(29,679)	22	(29,701)
3.55%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/14/30	USD	3,000	(21,189)	26	(21,215)
3.81%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/16/30	USD	700	(12,404)	6	(12,410)
3.45%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/24/30	USD	1,000	(2,734)	9	(2,743)
3.54%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/01/30	USD	700	(4,621)	6	(4,627)
3.59%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/27/30	USD	1,300	(11,286)	12	(11,298)
3.58%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/17/30	USD	4,200	(34,584)	39	(34,623)
3.84%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/09/30	USD	2,200	(43,053)	21	(43,074)
4.02%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/18/30	USD	500	(13,868)	(558)	(13,310)
3.40%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/01/30	USD	2,000	44	20	24
3.30%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/15/30	USD	1,900	8,183	19	8,164
3.28%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/17/30	USD	4,653	24,970	45	24,925
3.52%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/05/31	USD	1,000	(5,357)	10	(5,367)
3.65%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/10/31	USD	1,000	(11,316)	11	(11,327)
3.64%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/18/31	USD	1,000	(10,959)	11	(10,970)
3.77%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/23/31	USD	500	(8,606)	5	(8,611)
3.75%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/09/31	USD	1,000	(15,970)	10	(15,980)
3.82%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/14/31	USD	1,000	(19,322)	11	(19,333)
3.88%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/06/31	USD	1,000	(22,472)	11	(22,483)
3.80%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/07/31	USD	1,200	(22,349)	13	(22,362)
4.04%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/11/31	USD	29	(882)	—	(882)
1.59%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/04/31	USD	2,814	263,712	319,029	(55,317)
4.00%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/06/31	USD	1,500	(43,525)	17	(43,542)
3.87%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/20/31	USD	1,000	(22,249)	12	(22,261)
3.89%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/26/31	USD	1,000	(23,138)	11	(23,149)
3.88%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/09/31	USD	1,500	(34,151)	17	(34,168)
Schedule of Investments
32

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.77%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/15/31	USD	1,000	$(17,360)	$12	$(17,372)
3.21%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/26/31	USD	1,500	19,226	18	19,208
3.47%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/08/31	USD	2,000	(2,702)	24	(2,726)
1.36%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/20/31	USD	830	93,683	8	93,675
3.58%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/21/31	USD	1,200	(8,256)	15	(8,271)
3.72%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/25/31	USD	1,500	(22,041)	18	(22,059)
3.77%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/01/31	USD	1,700	(29,608)	20	(29,628)
3.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/07/31	USD	1,000	(17,539)	12	(17,551)
3.83%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/12/31	USD	3,000	(61,544)	36	(61,580)
1.28%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/30/31	USD	1,100	130,867	12	130,855
3.91%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/19/31	USD	3,000	(74,494)	36	(74,530)
4.03%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/02/32	USD	1,400	(44,162)	17	(44,179)
4.08%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/07/32	USD	33	(1,127)	—	(1,127)
1.52%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/10/32	USD	328	35,407	3	35,404
1.61%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/12/32	USD	2,033	209,535	22	209,513
3.99%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/25/32	USD	1,100	(32,552)	14	(32,566)
1.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/28/32	USD	100	9,583	1	9,582
3.80%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/19/32	USD	3,000	(55,478)	38	(55,516)
3.63%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/14/32	USD	2,500	(22,063)	32	(22,095)
3.72%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/16/32	USD	2,000	(27,677)	26	(27,703)
3.90%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/17/32	USD	1,800	(43,268)	23	(43,291)
3.58%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/27/32	USD	2,000	(10,742)	26	(10,768)
3.60%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/21/32	USD	3,000	(17,740)	40	(17,780)
2.76%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/23/32	USD	150	6,727	2	6,725
3.44%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/08/32	USD	1,700	6,102	23	6,079
3.50%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/01/32	USD	1,500	684	20	664
3.41%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/15/32	USD	2,100	12,667	28	12,639
3.39%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/17/32	USD	2,755	19,093	37	19,056
3.37%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/27/32	USD	300	2,835	4	2,831
33
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.45%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/05/33	USD	300	$1,341	$4	$1,337
3.34%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/08/33	USD	500	6,072	7	6,065
4.25%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/27/33	USD	500	(23,658)	7	(23,665)
4.28%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/03/33	USD	300	(14,845)	4	(14,849)
3.89%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/28/34	USD	600	(13,396)	8	(13,404)
3.89%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/27/34	USD	500	(10,944)	7	(10,951)
4.04%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/23/34	USD	400	(13,149)	6	(13,155)
4.05%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/11/34	USD	500	(16,620)	8	(16,628)
3.84%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/26/34	USD	500	(8,717)	7	(8,724)
3.50%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/08/34	USD	500	4,464	8	4,456
3.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/31/34	USD	500	(6,119)	8	(6,127)
3.70%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/09/34	USD	400	(2,300)	7	(2,307)
4.06%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/02/35	USD	500	(16,652)	8	(16,660)
4.19%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/10/35	USD	1,000	(43,728)	17	(43,745)
4.01%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/16/35	USD	400	(11,752)	7	(11,759)
3.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/21/35	USD	1,000	(10,035)	17	(10,052)
3.65%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/08/35	USD	1,500	1,386	26	1,360
3.58%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/15/35	USD	1,000	7,808	17	7,791
0.86%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/30/45	USD	80	34,138	30,046	4,092
4.21%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/16/45	USD	100	(3,153)	3	(3,156)
0.87%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/30/50	USD	10	4,904	4,156	748
4.18%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/16/50	USD	100	(2,981)	3	(2,984)
1.06%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/18/50	USD	15	6,990	5,825	1,165
								$1,159,276	$2,858,670	$(1,699,394)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$2,859,261	$(591)	$1,961,589	$(3,660,983)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
34

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$1,961,589	$—	$1,961,589
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$3,660,983	$—	$3,660,983

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared interest rate swaps contracts are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings
(loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$—	$—	$—	$758,267	$—	$758,267
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$—	$—	$—	$(3,585,808)	$—	$(3,585,808)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$385,124,469
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$414,919,474	$—	$—	$414,919,474
Short-Term Securities
Money Market Funds	211,850,245	—	—	211,850,245
	$626,769,719	$—	$—	$626,769,719
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$1,961,589	$—	$1,961,589
35
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Interest Rate Contracts	$—	$(3,660,983)	$—	$(3,660,983)
	$—	$(1,699,394)	$—	$(1,699,394)

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
36

Schedule of Investments
October 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.1%
iShares 10+ Year Investment Grade Corporate Bond ETF(a)(b)	2,360,328	$121,391,669
Total Investment Companies (Cost: $119,002,966)		121,391,669
Short-Term Securities
Money Market Funds — 21.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(a)(c)(d)	22,004,056	22,015,058
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(a)(c)	5,980,000	5,980,000
Total Short-Term Securities — 21.7% (Cost: $27,994,030)		27,995,058
Total Investments in Securities — 115.8% (Cost: $146,996,996)		149,386,727
Liabilities in Excess of Other Assets — (15.8)%		(20,330,150)
Net Assets — 100.0%		$129,056,577

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$40,428,819	$—	$(18,402,482)(a)	$(12,033)	$754	$22,015,058	22,004,056	$93,809 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,690,000	4,290,000 (a)	—	—	—	5,980,000	5,980,000	179,165	—
iShares 10+ Year Investment Grade Corporate Bond ETF	85,387,534	74,633,697	(40,046,499)	591,198	825,739	121,391,669	2,360,328	4,907,637	—
				$579,165	$826,493	$149,386,727		$5,180,611	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.46%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/08/26	USD	1,000	$(1,718)	$1	$(1,719)
4.74%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/12/26	USD	700	(3,833)	1	(3,834)
2.45%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/04/27	USD	500	8,335	2	8,333
37
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.48%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/15/27	USD	2,335	$123,925	$145,644	$(21,719)
3.24%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/11/28	USD	700	2,182	3	2,179
3.24%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/16/28	USD	300	965	2	963
3.21%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/16/28	USD	1,506	6,022	11	6,011
3.67%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/08/29	USD	500	(4,814)	3	(4,817)
3.72%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/06/29	USD	600	(6,667)	4	(6,671)
4.18%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/10/29	USD	200	(5,311)	1	(5,312)
4.22%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/24/29	USD	100	(2,888)	1	(2,889)
3.74%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/31/29	USD	200	(2,802)	2	(2,804)
4.03%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/02/30	USD	500	(12,744)	4	(12,748)
4.11%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/20/30	USD	200	(5,867)	2	(5,869)
3.59%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/21/30	USD	300	(2,560)	3	(2,563)
3.55%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/08/30	USD	221	(1,580)	2	(1,582)
0.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/19/30	USD	2,190	262,107	288,765	(26,658)
2.10%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/04/32	USD	2,230	176,938	26	176,912
3.69%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/21/32	USD	200	(2,388)	2	(2,390)
3.65%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/08/32	USD	164	(1,530)	2	(1,532)
3.35%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/16/32	USD	344	3,141	4	3,137
3.34%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/24/32	USD	401	4,187	6	4,181
3.37%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/22/33	USD	200	2,348	3	2,345
3.53%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/16/33	USD	100	121	1	120
3.72%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/11/33	USD	300	(3,328)	4	(3,332)
3.51%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/05/34	USD	1,100	5,411	16	5,395
3.61%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/08/34	USD	500	(1,085)	7	(1,092)
3.65%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/12/34	USD	250	(1,370)	4	(1,374)
3.74%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/24/34	USD	300	(3,405)	4	(3,409)
3.66%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/06/34	USD	300	(1,769)	5	(1,774)
3.73%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/08/34	USD	200	(2,116)	3	(2,119)
3.24%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/20/34	USD	200	5,742	3	5,739
Schedule of Investments
38

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.76%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/29/34	USD	500	$(5,447)	$8	$(5,455)
3.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/31/34	USD	300	(3,648)	5	(3,653)
3.82%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/14/35	USD	400	(5,452)	7	(5,459)
3.81%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/21/35	USD	400	(5,332)	7	(5,339)
3.69%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/02/35	USD	200	(479)	4	(483)
3.80%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/08/35	USD	121	(1,395)	2	(1,397)
3.71%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/15/35	USD	500	(1,967)	8	(1,975)
3.51%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/12/35	USD	300	3,870	5	3,865
3.53%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/16/35	USD	510	5,915	9	5,906
3.63%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/07/35	USD	544	1,780	10	1,770
3.67%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/08/35	USD	138	(22)	2	(24)
3.57%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/16/35	USD	1,099	9,560	19	9,541
3.56%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/29/35	USD	464	4,166	8	4,158
1.75%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/17/36	USD	9,285	1,603,495	1,499,589	103,906
3.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/08/38	USD	1,000	3,252	19	3,233
3.72%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/11/38	USD	600	5,357	11	5,346
3.54%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/05/39	USD	1,800	54,221	35	54,186
3.64%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/08/39	USD	800	15,480	15	15,465
3.67%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/10/39	USD	200	3,264	3	3,261
3.70%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/12/39	USD	150	2,045	3	2,042
3.73%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/01/39	USD	200	2,106	4	2,102
3.73%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/12/39	USD	100	1,064	2	1,062
3.49%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/20/39	USD	300	11,586	6	11,580
3.43%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/07/39	USD	200	9,114	4	9,110
3.83%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/29/39	USD	700	2,244	14	2,230
3.91%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/29/40	USD	80	(277)	1	(278)
3.95%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/07/40	USD	200	(1,632)	4	(1,636)
3.88%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/02/40	USD	280	(52)	6	(58)
3.98%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/08/40	USD	200	(2,150)	4	(2,154)
39
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.99%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/08/40	USD	206	$(2,482)	$5	$(2,487)
3.94%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/15/40	USD	659	(4,259)	14	(4,273)
3.75%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/12/40	USD	110	1,631	2	1,629
3.76%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/16/40	USD	450	6,543	10	6,533
3.83%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/22/40	USD	193	1,309	4	1,305
3.83%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/06/40	USD	400	2,672	8	2,664
3.85%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/07/40	USD	301	1,235	7	1,228
3.90%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/08/40	USD	254	(253)	5	(258)
3.89%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/09/40	USD	600	88	12	76
3.80%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/16/40	USD	864	8,931	18	8,913
3.79%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/27/40	USD	388	4,546	9	4,537
3.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/29/40	USD	513	6,272	11	6,261
1.95%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/10/41	USD	12,427	2,864,266	2,336,398	527,868
3.47%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/25/43	USD	200	12,649	4	12,645
3.65%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/03/43	USD	100	3,920	3	3,917
3.73%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/08/43	USD	1,800	51,048	47	51,001
3.67%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/11/43	USD	400	14,444	10	14,434
3.81%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/15/43	USD	200	3,848	5	3,843
3.87%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/18/43	USD	100	1,131	(188)	1,319
3.52%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/05/44	USD	1,600	92,560	42	92,518
3.62%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/08/44	USD	800	35,403	21	35,382
3.64%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/10/44	USD	200	8,451	5	8,446
3.68%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/12/44	USD	280	10,310	7	10,303
3.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/24/44	USD	600	14,495	16	14,479
3.72%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/01/44	USD	200	6,395	6	6,389
3.79%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/07/44	USD	300	6,753	8	6,745
3.81%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/14/44	USD	200	4,108	5	4,103
3.71%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/12/44	USD	100	3,376	3	3,373
3.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/15/44	USD	200	4,866	5	4,861
Schedule of Investments
40

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.85%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/28/44	USD	600	$8,958	$16	$8,942
3.49%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/20/44	USD	270	17,503	7	17,496
3.43%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/02/44	USD	200	14,538	6	14,532
3.38%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/03/44	USD	400	31,686	11	31,675
3.63%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/09/44	USD	200	9,207	5	9,202
3.82%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/29/44	USD	750	14,844	20	14,824
3.84%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/31/44	USD	300	5,409	8	5,401
3.89%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/12/44	USD	300	3,133	8	3,125
4.02%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/07/45	USD	300	(1,718)	8	(1,726)
3.94%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/07/45	USD	300	1,635	8	1,627
4.01%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/14/45	USD	10	(40)	1	(41)
3.96%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/29/45	USD	400	1,205	11	1,194
4.00%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/07/45	USD	300	(1,060)	9	(1,069)
4.14%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/15/45	USD	700	(15,583)	19	(15,602)
4.16%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/05/45	USD	219	(5,472)	7	(5,479)
4.08%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/23/45	USD	100	(1,416)	2	(1,418)
3.96%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/02/45	USD	270	782	7	775
4.05%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/08/45	USD	350	(3,158)	10	(3,168)
4.06%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/08/45	USD	222	(2,417)	6	(2,423)
4.19%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/28/45	USD	200	(5,879)	6	(5,885)
4.03%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/15/45	USD	200	(1,478)	5	(1,483)
4.04%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/15/45	USD	780	(6,033)	22	(6,055)
3.87%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/12/45	USD	180	2,823	5	2,818
3.86%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/16/45	USD	450	7,317	12	7,305
3.85%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/18/45	USD	158	2,931	5	2,926
3.93%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/22/45	USD	359	2,622	11	2,611
3.93%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/06/45	USD	600	4,479	17	4,462
3.95%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/07/45	USD	332	1,559	9	1,550
3.99%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/08/45	USD	336	(621)	9	(630)
41
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.98%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/09/45	USD	700	$(224)	$20	$(244)
3.90%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/16/45	USD	668	7,835	19	7,816
3.84%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/24/45	USD	451	9,162	13	9,149
3.88%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/27/45	USD	366	4,963	10	4,953
3.88%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/29/45	USD	659	9,585	18	9,567
1.61%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/24/46	USD	4,300	1,465,238	1,137,062	328,176
1.40%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/12/46	USD	1,900	709,998	46	709,952
1.44%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/10/46	USD	1,550	569,062	44	569,018
3.40%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/27/48	USD	70	6,277	2	6,275
3.63%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/08/48	USD	1,900	103,241	59	103,182
3.44%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/05/49	USD	1,700	142,911	53	142,858
3.54%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/08/49	USD	750	51,043	24	51,019
3.52%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/09/49	USD	300	21,704	9	21,695
3.56%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/10/49	USD	200	13,065	6	13,059
3.60%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/12/49	USD	180	10,674	6	10,668
3.70%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/19/49	USD	300	13,216	9	13,207
3.64%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/01/49	USD	200	10,563	6	10,557
3.60%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/06/49	USD	300	17,896	9	17,887
3.62%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/12/49	USD	250	14,219	8	14,211
3.42%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/20/49	USD	320	28,435	11	28,424
3.27%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/20/49	USD	400	44,502	13	44,489
3.34%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/24/49	USD	200	20,205	6	20,199
3.33%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/03/49	USD	130	13,280	4	13,276
3.40%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/07/49	USD	200	18,334	7	18,327
3.57%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/09/49	USD	250	16,331	8	16,323
3.76%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/29/49	USD	600	21,492	19	21,473
4.04%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/13/50	USD	300	(2,269)	9	(2,278)
4.11%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/15/50	USD	400	(7,854)	13	(7,867)
3.95%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/02/50	USD	300	1,823	9	1,814
Schedule of Investments
42

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.04%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/08/50	USD	350	$(2,752)	$11	$(2,763)
4.05%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/08/50	USD	129	(1,219)	4	(1,223)
4.04%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/15/50	USD	200	(1,629)	7	(1,636)
4.04%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/15/50	USD	818	(7,053)	27	(7,080)
3.88%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/12/50	USD	100	1,631	3	1,628
3.86%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/18/50	USD	687	13,707	22	13,685
3.94%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/22/50	USD	209	1,508	6	1,502
3.93%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/06/50	USD	200	1,610	7	1,603
3.95%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/07/50	USD	289	1,451	9	1,442
4.00%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/08/50	USD	403	(1,028)	13	(1,041)
3.99%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/09/50	USD	700	(672)	23	(695)
3.90%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/16/50	USD	543	6,905	18	6,887
3.91%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/17/50	USD	219	2,540	7	2,533
3.84%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/24/50	USD	235	5,268	8	5,260
3.89%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/27/50	USD	398	5,968	13	5,955
3.88%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/29/50	USD	738	12,003	24	11,979
2.04%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/07/51	USD	11,085	3,474,503	2,337,355	1,137,148
3.18%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/06/53	USD	300	39,798	1,021	38,777
3.22%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/05/53	USD	200	25,421	7	25,414
3.27%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/07/53	USD	200	23,609	7	23,602
3.28%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/27/53	USD	100	11,606	4	11,602
3.42%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/03/53	USD	100	9,300	3	9,297
3.53%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/08/53	USD	1,400	103,472	48	103,424
3.48%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/11/53	USD	100	8,210	3	8,207
3.59%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/15/53	USD	200	12,718	7	12,711
3.64%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/18/53	USD	150	8,269	(250)	8,519
3.61%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/31/53	USD	200	11,986	7	11,979
3.75%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/01/53	USD	120	4,466	4	4,462
3.36%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/05/54	USD	1,300	134,413	45	134,368
43
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.46%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/08/54	USD	550	$47,501	$19	$47,482
3.44%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/09/54	USD	200	17,989	7	17,982
3.48%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/10/54	USD	150	12,457	5	12,452
3.52%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/12/54	USD	130	9,910	4	9,906
3.62%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/19/54	USD	300	17,451	10	17,441
3.65%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/23/54	USD	300	16,173	10	16,163
3.62%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/24/54	USD	200	11,754	7	11,747
3.56%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/01/54	USD	200	13,819	7	13,812
3.51%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/06/54	USD	200	15,440	6	15,434
3.62%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/07/54	USD	400	23,374	14	23,360
3.71%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/16/54	USD	350	15,193	12	15,181
3.51%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/08/54	USD	200	15,651	7	15,644
3.53%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/12/54	USD	150	11,123	5	11,118
3.60%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/15/54	USD	150	9,354	5	9,349
3.67%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/28/54	USD	350	17,485	12	17,473
3.33%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/20/54	USD	350	37,780	12	37,768
3.20%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/20/54	USD	300	39,504	11	39,493
3.26%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/24/54	USD	250	30,008	9	29,999
3.31%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/02/54	USD	150	16,839	5	16,834
3.26%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/03/54	USD	150	18,084	5	18,079
3.33%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/05/54	USD	200	21,640	7	21,633
3.49%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/09/54	USD	250	20,204	9	20,195
3.68%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/29/54	USD	600	28,902	21	28,881
3.69%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/31/54	USD	200	9,235	7	9,228
3.73%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/12/54	USD	200	7,695	7	7,688
3.57%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/06/54	USD	350	23,714	12	23,702
3.80%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/07/55	USD	300	7,854	11	7,843
3.76%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/24/55	USD	250	8,451	9	8,442
3.91%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/14/55	USD	310	2,519	11	2,508
Schedule of Investments
44

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.86%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/29/55	USD	250	$4,067	$8	$4,059
3.92%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/07/55	USD	100	533	3	530
3.98%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/13/55	USD	200	(877)	7	(884)
4.06%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/15/55	USD	500	(8,923)	18	(8,941)
4.09%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/07/55	USD	166	(4,056)	6	(4,062)
4.00%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/23/55	USD	100	(887)	4	(891)
3.91%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/02/55	USD	420	3,275	15	3,260
4.00%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/08/55	USD	280	(2,114)	10	(2,124)
4.11%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/16/55	USD	264	(7,369)	9	(7,378)
4.15%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/28/55	USD	298	(10,222)	11	(10,233)
3.97%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/11/55	USD	300	(983)	(375)	(608)
4.00%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/15/55	USD	350	(3,090)	12	(3,102)
4.00%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/15/55	USD	460	(4,262)	17	(4,279)
4.07%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/19/55	USD	150	(3,262)	5	(3,267)
3.86%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/12/55	USD	200	3,276	7	3,269
3.85%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/16/55	USD	250	4,596	9	4,587
3.83%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/18/55	USD	401	8,422	15	8,407
3.91%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/22/55	USD	250	1,820	9	1,811
3.90%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/06/55	USD	360	3,003	13	2,990
3.92%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/07/55	USD	195	1,025	7	1,018
3.97%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/08/55	USD	231	(798)	8	(806)
3.96%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/09/55	USD	500	(813)	18	(831)
3.87%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/16/55	USD	348	4,594	12	4,582
3.88%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/17/55	USD	282	3,300	10	3,290
3.81%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/24/55	USD	211	5,061	8	5,053
3.86%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/27/55	USD	286	4,590	10	4,580
3.85%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/29/55	USD	530	9,247	19	9,228
								$13,271,299	$7,747,273	$5,524,026
45
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$7,748,086	$(813)	$5,792,374	$(268,348)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$5,792,374	$—	$5,792,374
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$268,348	$—	$268,348

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$—	$—	$—	$(571,761)	$—	$(571,761)
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$—	$—	$—	$1,640,028	$—	$1,640,028
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$112,904,638
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$121,391,669	$—	$—	$121,391,669
Short-Term Securities
Money Market Funds	27,995,058	—	—	27,995,058
	$149,386,727	$—	$—	$149,386,727
Schedule of Investments
46

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$5,792,374	$—	$5,792,374
Liabilities
Interest Rate Contracts	—	(268,348)	—	(268,348)
	$—	$5,524,026	$—	$5,524,026

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
47
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.6%
iShares Core U.S. Aggregate Bond ETF(a)	49,298	$4,956,421
Total Investment Companies (Cost: $4,854,046)		4,956,421
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(a)(b)	110,000	110,000
Total Short-Term Securities — 2.1% (Cost: $110,000)		110,000
Total Investments in Securities — 96.7% (Cost: $4,964,046)		5,066,421
Other Assets Less Liabilities — 3.3%		173,736
Net Assets — 100.0%		$5,240,157

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$1,216 (b)	$—	$(1,216)	$—	$—	—	$1,709 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,000	—	(80,000)(b)	—	—	110,000	110,000	18,673	—
iShares Core U.S. Aggregate Bond ETF	4,802,305	41,596,205	(41,725,819)	175,524	108,206	4,956,421	49,298	632,324	—
				$174,308	$108,206	$5,066,421		$652,706	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.04%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/30/25	USD	30	$2	$—	$2
3.69%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/27/26	USD	50	40	—	40
3.66%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/06/26	USD	20	19	—	19
3.58%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/11/26	USD	20	29	—	29
Schedule of Investments
48

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.73%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/04/26	USD	10	$8	$—	$8
4.10%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/28/27	USD	200	(1,323)	1	(1,324)
4.05%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/03/27	USD	250	(1,534)	1	(1,535)
2.91%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/01/27	USD	15	131	—	131
2.80%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/11/27	USD	380	4,057	1	4,056
3.08%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/02/27	USD	10	61	—	61
4.02%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/30/28	USD	240	(3,288)	1	(3,289)
4.03%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/03/28	USD	160	(2,245)	1	(2,246)
3.98%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/05/28	USD	170	(2,654)	1	(2,655)
2.88%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/01/29	USD	15	249	—	249
2.78%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/11/29	USD	320	6,393	2	6,391
2.64%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/22/29	USD	20	516	—	516
3.60%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/07/29	USD	10	(88)	—	(88)
4.06%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/24/29	USD	12	(312)	—	(312)
3.62%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/30/29	USD	10	(96)	—	(96)
4.02%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/30/30	USD	300	(7,634)	3	(7,637)
4.03%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/03/30	USD	185	(4,762)	2	(4,764)
3.32%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/07/30	USD	15	32	—	32
3.32%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/04/30	USD	10	28	—	28
3.72%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/15/30	USD	20	(278)	—	(278)
3.46%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/07/30	USD	15	(49)	—	(49)
3.67%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/20/30	USD	30	(364)	—	(364)
3.76%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/05/30	USD	135	(2,135)	1	(2,136)
4.02%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/07/30	USD	20	(560)	—	(560)
3.98%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/21/31	USD	50	(1,372)	1	(1,373)
4.02%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/04/31	USD	20	(589)	—	(589)
4.17%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/07/31	USD	20	(742)	—	(742)
3.91%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/19/31	USD	50	(1,237)	1	(1,238)
4.04%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/30/32	USD	25	(798)	—	(798)
49
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.89%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/01/32	USD	10	$355	$—	$355
2.81%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/11/32	USD	210	8,590	3	8,587
2.61%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/22/32	USD	10	539	—	539
2.80%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/25/32	USD	10	425	—	425
2.93%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/02/32	USD	10	347	—	347
3.56%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/30/32	USD	10	(29)	—	(29)
3.81%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/06/33	USD	10	(181)	—	(181)
3.42%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/07/33	USD	20	165	—	165
3.61%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/05/33	USD	210	(818)	3	(821)
3.60%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/07/33	USD	15	(52)	31	(83)
3.92%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/07/33	USD	10	(246)	—	(246)
3.94%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/18/33	USD	20	(530)	7	(537)
3.95%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/26/34	USD	25	(659)	—	(659)
3.93%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/21/34	USD	20	(501)	—	(501)
3.99%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/11/34	USD	30	(865)	—	(865)
3.34%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/30/34	USD	30	640	—	640
3.87%	Annual	1-day SOFR, 4.22%	Annual	N/A	11/12/34	USD	30	(575)	—	(575)
4.07%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/30/35	USD	65	(2,205)	1	(2,206)
3.97%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/11/35	USD	10	(254)	—	(254)
3.77%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/19/35	USD	20	(176)	—	(176)
2.89%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/11/37	USD	130	10,818	2	10,816
2.68%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/22/37	USD	10	1,045	—	1,045
2.86%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/25/37	USD	7	609	—	609
3.53%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/05/38	USD	140	3,867	3	3,864
3.53%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/07/38	USD	10	276	34	242
3.79%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/24/39	USD	35	264	1	263
4.12%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/30/40	USD	35	(981)	1	(982)
2.86%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/11/42	USD	125	16,512	3	16,509
2.67%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/22/42	USD	10	1,574	—	1,574
Schedule of Investments
50

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.84%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/25/42	USD	10	$1,367	$—	$1,367
3.48%	Annual	1-day SOFR, 4.22%	Annual	N/A	12/30/42	USD	5	289	—	289
3.45%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/05/43	USD	140	9,025	4	9,021
3.63%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/09/44	USD	10	460	—	460
4.11%	Annual	1-day SOFR, 4.22%	Annual	N/A	02/03/45	USD	7	(130)	—	(130)
2.76%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/11/47	USD	105	18,997	3	18,994
2.56%	Annual	1-day SOFR, 4.22%	Annual	N/A	08/05/47	USD	15	3,151	—	3,151
3.08%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/05/47	USD	10	1,337	—	1,337
3.11%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/17/48	USD	5	664	—	664
3.32%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/05/48	USD	130	13,092	4	13,088
3.34%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/07/48	USD	10	987	52	935
3.52%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/09/49	USD	10	714	—	714
3.57%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/09/49	USD	10	654	—	654
4.04%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/30/50	USD	20	(173)	1	(174)
4.00%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/09/50	USD	10	(19)	—	(19)
2.70%	Annual	1-day SOFR, 4.22%	Annual	N/A	06/24/52	USD	3	634	—	634
2.65%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/11/52	USD	75	16,454	2	16,452
2.92%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/12/53	USD	10	1,769	—	1,769
3.24%	Annual	1-day SOFR, 4.22%	Annual	N/A	05/24/53	USD	10	1,231	—	1,231
3.20%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/05/53	USD	70	9,072	2	9,070
3.22%	Annual	1-day SOFR, 4.22%	Annual	N/A	07/07/53	USD	15	1,901	99	1,802
3.69%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/07/53	USD	10	467	—	467
3.44%	Annual	1-day SOFR, 4.22%	Annual	N/A	01/09/54	USD	10	896	—	896
3.75%	Annual	1-day SOFR, 4.22%	Annual	N/A	04/04/54	USD	5	178	—	178
3.33%	Annual	1-day SOFR, 4.22%	Annual	N/A	09/30/54	USD	10	1,089	—	1,089
3.82%	Annual	1-day SOFR, 4.22%	Annual	N/A	03/10/55	USD	35	831	1	830
3.96%	Annual	1-day SOFR, 4.22%	Annual	N/A	10/09/55	USD	10	(26)	—	(26)
								$102,370	$273	$102,097
51
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$273	$—	$142,634	$(40,537)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$142,634	$—	$142,634
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$40,537	$—	$40,537

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$—	$—	$—	$(616,541)	$—	$(616,541)
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$—	$—	$—	$(35,473)	$—	$(35,473)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$15,766,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$4,956,421	$—	$—	$4,956,421
Short-Term Securities
Money Market Funds	110,000	—	—	110,000
	$5,066,421	$—	$—	$5,066,421
Schedule of Investments
52

Schedule of Investments (continued)
October 31, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$142,634	$—	$142,634
Liabilities
Interest Rate Contracts	—	(40,537)	—	(40,537)
	$—	$102,097	$—	$102,097

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
53
2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
October 31, 2025

	iShares Inflation Hedged Corporate Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Long-Term Corporate Bond ETF
ASSETS
Investments, at value—affiliated(a)(b)	$146,855,634	$748,287,894	$626,769,719	$149,386,727
Cash	5,593	1,692,350	375,641	690,740
Cash pledged for centrally cleared swaps	4,709,000	—	7,372,000	585,000
Receivables:
Securities lending income—affiliated	9,999	63,654	50,417	4,525
Capital shares sold	—	—	212,645	—
Dividends—unaffiliated	—	119,611	—	41,276
Dividends—affiliated	4,182	66,147	42,552	18,741
Variation margin on centrally cleared swaps	104,554	812,686	69,545	363,325
Total assets	151,688,962	751,042,342	634,892,519	151,090,334
LIABILITIES
Collateral on securities loaned, at value	47,372,649	219,138,613	198,473,191	22,023,513
Payables:
Investment advisory fees	4,250	44,008	18,365	10,244
Total liabilities	47,376,899	219,182,621	198,491,556	22,033,757
Commitments and contingent liabilities
NET ASSETS	$104,312,063	$531,859,721	$436,400,963	$129,056,577
NET ASSETS CONSIST OF
Paid-in capital	$116,185,147	$520,536,846	$449,214,186	$118,449,656
Accumulated earnings (loss)	(11,873,084)	11,322,875	(12,813,223)	10,606,921
NET ASSETS	$104,312,063	$531,859,721	$436,400,963	$129,056,577
NET ASSET VALUE
Shares outstanding	3,900,000	5,700,000	5,050,000	5,250,000
Net asset value	$26.75	$93.31	$86.42	$24.58
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—affiliated	$146,242,454	$735,998,399	$613,791,112	$146,996,996
(b) Securities loaned, at value	$46,224,407	$213,896,848	$194,383,792	$21,371,480
See notes to financial statements.
Statements of Assets and Liabilities
54

Statements of Assets and Liabilities (continued)
October 31, 2025

iShares Interest Rate Hedged U.S. Aggregate Bond ETF
ASSETS
Investments, at value—affiliated(a)	$5,066,421
Cash	7,041
Cash pledged for centrally cleared swaps	162,000
Receivables:
Dividends—affiliated	308
Variation margin on centrally cleared swaps	4,830
Total assets	5,240,600
LIABILITIES
Payables:
Investment advisory fees	443
Total liabilities	443
Commitments and contingent liabilities
NET ASSETS	$5,240,157
NET ASSETS CONSIST OF
Paid-in capital	$5,803,178
Accumulated loss	(563,021)
NET ASSETS	$5,240,157
NET ASSET VALUE
Shares outstanding	200,000
Net asset value	$26.20
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—affiliated	$4,964,046
See notes to financial statements.
55
2025 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended October 31, 2025

	iShares Inflation Hedged Corporate Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Long-Term Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$3,533,915	$21,263,973	$23,152,460	$5,086,802
Interest—unaffiliated	1,506	14,551	7,916	4,640
Securities lending income—affiliated—net	175,014	1,086,065	1,511,870	93,809
Total investment income	3,710,435	22,364,589	24,672,246	5,185,251
EXPENSES
Investment advisory	171,332	1,448,366	2,689,257	366,195
Interest expense	—	—	—	81
Total expenses	171,332	1,448,366	2,689,257	366,276
Less:
Investment advisory fees waived	(128,499)	(965,578)	(2,482,391)	(261,649)
Total expenses after fees waived	42,833	482,788	206,866	104,627
Net investment income	3,667,602	21,881,801	24,465,380	5,080,624
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—affiliated	(924,809)	(543,214)	(738,177)	(153,750)
In-kind redemptions—affiliated(a)	59,556	3,497,361	4,004,638	732,915
Swaps	(17,685)	568,686	758,267	(571,761)
	(882,938)	3,522,833	4,024,728	7,404
Net change in unrealized appreciation (depreciation) on:
Investments—affiliated	3,429,713	6,471,812	3,286,758	826,493
Swaps	571,227	(745,183)	(3,585,808)	1,640,028
	4,000,940	5,726,629	(299,050)	2,466,521
Net realized and unrealized gain	3,118,002	9,249,462	3,725,678	2,473,925
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,785,604	$31,131,263	$28,191,058	$7,554,549
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
56

Statements of Operations (continued)
Year Ended October 31, 2025

iShares Interest Rate Hedged U.S. Aggregate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$650,997
Interest—unaffiliated	1,112
Securities lending income—affiliated—net	1,709
Total investment income	653,818
EXPENSES
Investment advisory	22,089
Total expenses	22,089
Less:
Investment advisory fees waived	(5,097)
Total expenses after fees waived	16,992
Net investment income	636,826
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—affiliated	(6,026)
In-kind redemptions—affiliated(a)	180,334
Swaps	(616,541)
(442,233)
Net change in unrealized appreciation (depreciation) on:
Investments—affiliated	108,206
Swaps	(35,473)
72,733
Net realized and unrealized loss	(369,500)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$267,326
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
57
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Inflation Hedged Corporate Bond ETF		iShares Interest Rate Hedged Corporate Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,667,602	$2,136,864	$21,881,801	$15,010,533
Net realized gain (loss)	(882,938)	(1,849,294)	3,522,833	3,000,924
Net change in unrealized appreciation (depreciation)	4,000,940	5,656,154	5,726,629	10,715,058
Net increase in net assets resulting from operations	6,785,604	5,943,724	31,131,263	28,726,515
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,736,894)	(2,176,457)	(30,717,664)	(26,472,969)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	47,728,135	3,878,928	104,259,293	167,965,815
NET ASSETS
Total increase in net assets	50,776,845	7,646,195	104,672,892	170,219,361
Beginning of year	53,535,218	45,889,023	427,186,829	256,967,468
End of year	$104,312,063	$53,535,218	$531,859,721	$427,186,829

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
58

Statements of Changes in Net Assets(continued)

	iShares Interest Rate Hedged High Yield Bond ETF		iShares Interest Rate Hedged Long-Term Corporate Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$24,465,380	$14,672,347	$5,080,624	$4,928,534
Net realized gain (loss)	4,024,728	(5,524,111)	7,404	699,735
Net change in unrealized appreciation (depreciation)	(299,050)	20,049,381	2,466,521	1,639,780
Net increase in net assets resulting from operations	28,191,058	29,197,617	7,554,549	7,268,049
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(29,010,276)	(20,553,572)	(6,585,723)	(7,608,804)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	101,433,890	162,471,914	34,808,256	28,499,835
NET ASSETS
Total increase in net assets	100,614,672	171,115,959	35,777,082	28,159,080
Beginning of year	335,786,291	164,670,332	93,279,495	65,120,415
End of year	$436,400,963	$335,786,291	$129,056,577	$93,279,495

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
59
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$636,826	$176,442
Net realized gain (loss)	(442,233)	79,672
Net change in unrealized appreciation (depreciation)	72,733	97,943
Net increase in net assets resulting from operations	267,326	354,057
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(734,376)	(273,111)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	528,442	—
NET ASSETS
Total increase in net assets	61,392	80,946
Beginning of year	5,178,765	5,097,819
End of year	$5,240,157	$5,178,765

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
60

Financial Highlights
(For a share outstanding throughout each period)

	iShares Inflation Hedged Corporate Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$26.11	$24.15	$24.57	$30.45	$27.66
Net investment income(a)	1.12	1.15	0.97	0.75	0.63
Net realized and unrealized gain (loss)(b)	0.70	1.98	(0.40)	(5.80)	2.82
Net increase (decrease) from investment operations	1.82	3.13	0.57	(5.05)	3.45
Distributions(c)
From net investment income	(1.18)	(1.17)	(0.99)	(0.76)	(0.66)
From net realized gain	—	—	—	(0.07)	—
Total distributions	(1.18)	(1.17)	(0.99)	(0.83)	(0.66)
Net asset value, end of year	$26.75	$26.11	$24.15	$24.57	$30.45
Total Return(d)
Based on net asset value	7.16%	13.14%	2.18%	(16.89)%	12.60%
Ratios to Average Net Assets(e)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Total expenses after fees waived	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	4.28%	4.42%	3.83%	2.68%	2.14%
Supplemental Data
Net assets, end of year (000)	$104,312	$53,535	$45,889	$56,515	$73,073
Portfolio turnover rate(f)	4%	6%	5%	10%	0%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
61
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Corporate Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$92.87	$91.77	$89.66	$96.12	$91.84
Net investment income(a)	4.20	4.21	3.91	2.61	2.23
Net realized and unrealized gain (loss)(b)	2.21	4.59	4.54	(6.79)	3.68
Net increase (decrease) from investment operations	6.41	8.80	8.45	(4.18)	5.91
Distributions from net investment income(c)	(5.97)	(7.70)	(6.34)	(2.28)	(1.63)
Net asset value, end of year	$93.31	$92.87	$91.77	$89.66	$96.12
Total Return(d)
Based on net asset value	7.17%	9.91%	9.65%	(4.37)%	6.46%
Ratios to Average Net Assets(e)
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.53%	4.52%	4.26%	2.83%	2.33%
Supplemental Data
Net assets, end of year (000)	$531,860	$427,187	$256,967	$744,181	$716,090
Portfolio turnover rate(f)	2%	9%	28%	20%	5%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
62

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Interest Rate Hedged High Yield Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$86.10	$82.34	$82.91	$87.69	$83.10
Net investment income(a)	5.09	5.03	5.05	4.50	3.81
Net realized and unrealized gain (loss)(b)	1.32	6.03	1.33	(4.92)	4.15
Net increase (decrease) from investment operations	6.41	11.06	6.38	(0.42)	7.96
Distributions from net investment income(c)	(6.09)	(7.30)	(6.95)	(4.36)	(3.37)
Net asset value, end of year	$86.42	$86.10	$82.34	$82.91	$87.69
Total Return(d)
Based on net asset value	7.73%	13.99%	7.97%	(0.43)%	9.70%
Ratios to Average Net Assets(e)
Total expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Total expenses after fees waived	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	5.91%	5.91%	6.11%	5.32%	4.37%
Supplemental Data
Net assets, end of year (000)	$436,401	$335,786	$164,670	$111,928	$135,920
Portfolio turnover rate(f)	1%	1%	5%	10%	1%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
63
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Long-Term Corporate Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$24.23	$23.68	$22.57	$25.33	$23.48
Net investment income(a)	1.18	1.13	1.05	0.77	0.68
Net realized and unrealized gain (loss)(b)	0.72	1.21	1.69	(2.66)	1.66
Net increase (decrease) from investment operations	1.90	2.34	2.74	(1.89)	2.34
Distributions(c)
From net investment income	(1.55)	(1.79)	(1.63)	(0.67)	(0.46)
From net realized gain	—	—	—	(0.20)	(0.03)
Total distributions	(1.55)	(1.79)	(1.63)	(0.87)	(0.49)
Net asset value, end of year	$24.58	$24.23	$23.68	$22.57	$25.33
Total Return(d)
Based on net asset value	8.16%	10.15%	12.41%	(7.59)%	10.01%
Ratios to Average Net Assets(e)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.86%	4.63%	4.47%	3.18%	2.69%
Supplemental Data
Net assets, end of year (000)	$129,057	$93,279	$65,120	$102,710	$830,793
Portfolio turnover rate(f)	7%	13%	87%	42%	14%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
64

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Period From 06/22/22(a) to 10/31/22
Net asset value, beginning of period	$25.89	$25.49	$25.17	$25.19
Net investment income(b)	0.97	0.88	0.71	0.17
Net realized and unrealized gain (loss)(c)	0.57	0.89	0.68	(0.08)
Net increase from investment operations	1.54	1.77	1.39	0.09
Distributions from net investment income(d)	(1.23)	(1.37)	(1.07)	(0.11)
Net asset value, end of period	$26.20	$25.89	$25.49	$25.17
Total Return(e)
Based on net asset value	6.12%	7.10%	5.60%	0.32%(f)
Ratios to Average Net Assets(g)
Total expenses	0.13%	0.13%	0.13%	0.13%(h)
Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%(h)
Net investment income	3.75%	3.41%	2.76%	1.84%(h)
Supplemental Data
Net assets, end of period (000)	$5,240	$5,179	$5,098	$2,517
Portfolio turnover rate(i)	2%	2%	8%	14%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
65
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Inflation Hedged Corporate Bond	Diversified
Interest Rate Hedged Corporate Bond	Diversified
Interest Rate Hedged High Yield Bond	Diversified
Interest Rate Hedged Long-Term Corporate Bond	Diversified
Interest Rate Hedged U.S. Aggregate Bond	Diversified(a)

(a)	The Fund's classification changed from non-diversified to diversified during the reporting period.
Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Notes to Financial Statements
66

Notes to Financial Statements  (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect
67
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Inflation Hedged Corporate Bond
Barclays Capital Inc.	$1,779,680	$(1,779,680)	$—	$—
Citigroup Global Markets, Inc.	6,453,676	(6,453,676)	—	—
Jefferies LLC	13,970,488	(13,970,488)	—	—
Wells Fargo Bank, National Association	24,020,563	(24,020,563)	—	—
	$46,224,407	$(46,224,407)	$—	$—
Interest Rate Hedged Corporate Bond
Citigroup Global Markets, Inc.	$189,054,072	$(189,054,072)	$—	$—
Deutsche Bank Securities Inc.	667,380	(667,380)	—	—
Wells Fargo Bank, National Association	24,175,396	(24,175,396)	—	—
	$213,896,848	$(213,896,848)	$—	$—
Interest Rate Hedged High Yield Bond
Barclays Bank PLC	$40,400,000	$(40,400,000)	$—	$—
Goldman Sachs & Co. LLC	70,414,937	(70,414,937)	—	—
J.P. Morgan Securities LLC	19,652,176	(19,652,176)	—	—
Morgan Stanley	587,254	(587,254)	—	—
National Bank Financial Inc.	808	(808)	—	—
National Financial Services LLC	34,340,000	(34,340,000)	—	—
SG Americas Securities LLC	8,058,265	(8,058,265)	—	—
State Street Bank & Trust Co.	3,522,961	(3,522,961)	—	—
Toronto-Dominion Bank	11,914,041	(11,914,041)	—	—
Wells Fargo Securities LLC	5,493,350	(5,493,350)	—	—
	$194,383,792	$(194,383,792)	$—	$—
Interest Rate Hedged Long-Term Corporate Bond
Goldman Sachs & Co. LLC	$190,291	$(190,291)	$—	$—
J.P. Morgan Securities LLC	21,181,189	(21,181,189)	—	—
	$21,371,480	$(21,371,480)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
Notes to Financial Statements
68

Notes to Financial Statements  (continued)
5. DERIVATIVE FINANCIAL INSTRUMENTS
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund's counterparty on the swap. Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
The iShares Inflation Hedged Corporate Bond ETF, iShares Inflation Hedged High Yield Bond ETF and iShares Inflation Hedged U.S. Aggregate Bond ETF use inflation swaps to mitigate the potential impact of inflation on the performance of the bonds held by the Fund or its underlying fund. The iShares Interest Rate Hedged Corporate Bond ETF, iShares Interest Rate Hedged High Yield Bond ETF, iShares Interest Rate Hedged Long-Term Corporate Bond ETF and iShares Interest Rate Hedged U.S. Aggregate Bond ETF use interest rate swaps to mitigate the potential impact of interest rates on the performance of the bonds held by each Fund or its underlying fund.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
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Notes to Financial Statements  (continued)
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Inflation Hedged Corporate Bond	0.20%
Interest Rate Hedged Corporate Bond	0.30
Interest Rate Hedged High Yield Bond	0.65
Interest Rate Hedged Long-Term Corporate Bond	0.35
Interest Rate Hedged U.S. Aggregate Bond	0.13
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Inflation Hedged Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ Investment Grade Corporate Bond ETF (“LQD”), after taking into account any fee waivers by LQD, plus 0.05%.
For the iShares Interest Rate Hedged Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in LQD, after taking into account any fee waivers by LQD, plus 0.10%.
For the iShares Interest Rate Hedged High Yield Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ High Yield Corporate Bond ETF (“HYG”), after taking into account any fee waivers by HYG, plus 0.05%.
For the iShares Interest Rate Hedged Long-Term Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares 10+ Year Investment Grade Corporate Bond ETF (“IGLB”), after taking into account any fee waivers by IGLB, plus 0.10%.
For the iShares Interest Rate Hedged U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares Core U.S. Aggregate Bond ETF (“AGG”), after taking into account any fee waivers by AGG, plus 0.10%.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
Inflation Hedged Corporate Bond	$128,499
Interest Rate Hedged Corporate Bond	965,578
Interest Rate Hedged High Yield Bond	2,482,391
Interest Rate Hedged Long-Term Corporate Bond	261,649
Interest Rate Hedged U.S. Aggregate Bond	5,097
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly
Notes to Financial Statements
70

Notes to Financial Statements  (continued)
related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and  the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Inflation Hedged Corporate Bond	$52,647
Interest Rate Hedged Corporate Bond	321,755
Interest Rate Hedged High Yield Bond	402,700
Interest Rate Hedged Long-Term Corporate Bond	34,848
Interest Rate Hedged U.S. Aggregate Bond	725
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. PURCHASES AND SALES
For the year ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Inflation Hedged Corporate Bond	$2,983,127	$4,220,526
Interest Rate Hedged Corporate Bond	11,270,522	15,281,527
Interest Rate Hedged High Yield Bond	5,609,660	8,656,071
Interest Rate Hedged Long-Term Corporate Bond	9,375,947	6,614,572
Interest Rate Hedged U.S. Aggregate Bond	1,265,524	352,994
For the year ended October 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Inflation Hedged Corporate Bond	$47,610,661	$1,227,613
Interest Rate Hedged Corporate Bond	219,529,368	120,685,423
Interest Rate Hedged High Yield Bond	167,352,125	72,618,506
Interest Rate Hedged Long-Term Corporate Bond	65,257,750	33,431,927
Interest Rate Hedged U.S. Aggregate Bond	40,330,681	41,372,825
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Notes to Financial Statements  (continued)
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Inflation Hedged Corporate Bond	$(103,176)	$103,176
Interest Rate Hedged Corporate Bond	(3,677,231)	3,677,231
Interest Rate Hedged High Yield Bond	2,609,949	(2,609,949)
Interest Rate Hedged Long-Term Corporate Bond	677,148	(677,148)
Interest Rate Hedged U.S. Aggregate Bond	169,709	(169,709)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/25	Year Ended 10/31/24
Inflation Hedged Corporate Bond
Ordinary income	$3,736,894	$2,176,457
Interest Rate Hedged Corporate Bond
Ordinary income	$30,717,664	$26,472,969
Interest Rate Hedged High Yield Bond
Ordinary income	$29,010,276	$20,553,572
Interest Rate Hedged Long-Term Corporate Bond
Ordinary income	$6,585,723	$7,608,804
Interest Rate Hedged U.S. Aggregate Bond
Ordinary income	$734,376	$273,111
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Inflation Hedged Corporate Bond	$23,355	$(13,374,078)	$1,477,639	$(11,873,084)
Interest Rate Hedged Corporate Bond	825,390	(22,218,159)	32,715,644	11,322,875
Interest Rate Hedged High Yield Bond	464,309	(26,971,132)	13,693,600	(12,813,223)
Interest Rate Hedged Long-Term Corporate Bond	136,912	(6,484,552)	16,954,561	10,606,921
Interest Rate Hedged U.S. Aggregate Bond	5,903	(766,760)	197,836	(563,021)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
Notes to Financial Statements
72

Notes to Financial Statements  (continued)
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Inflation Hedged Corporate Bond	$148,217,513	$1,622,079	$(144,440)	$1,477,639
Interest Rate Hedged Corporate Bond	729,452,842	39,475,018	(6,759,374)	32,715,644
Interest Rate Hedged High Yield Bond	611,376,725	17,921,847	(4,228,247)	13,693,600
Interest Rate Hedged Long-Term Corporate Bond	137,956,192	17,491,257	(536,696)	16,954,561
Interest Rate Hedged U.S. Aggregate Bond	4,970,682	245,009	(47,173)	197,836
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
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Notes to Financial Statements  (continued)
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
Inflation Hedged Corporate Bond
Shares sold	1,950,000	$50,322,232	400,000	$10,397,679
Shares redeemed	(100,000)	(2,594,097)	(250,000)	(6,518,751)
	1,850,000	$47,728,135	150,000	$3,878,928
Interest Rate Hedged Corporate Bond
Shares sold	2,500,000	$232,188,315	2,000,000	$186,325,233
Shares redeemed	(1,400,000)	(127,929,022)	(200,000)	(18,359,418)
	1,100,000	$104,259,293	1,800,000	$167,965,815
Interest Rate Hedged High Yield Bond
Shares sold	2,050,000	$177,230,903	2,500,000	$212,758,523
Shares redeemed	(900,000)	(75,797,013)	(600,000)	(50,286,609)
	1,150,000	$101,433,890	1,900,000	$162,471,914
Interest Rate Hedged Long-Term Corporate Bond
Shares sold	2,900,000	$70,978,280	4,450,000	$108,834,501
Shares redeemed	(1,500,000)	(36,170,024)	(3,350,000)	(80,334,666)
	1,400,000	$34,808,256	1,100,000	$28,499,835
Interest Rate Hedged U.S. Aggregate Bond
Shares sold	1,700,000	$44,193,577	—	$—
Shares redeemed	(1,700,000)	(43,665,135)	—	—
	—	$528,442	—	$—
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Notes to Financial Statements
74

Notes to Financial Statements  (continued)
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
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2025 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares U.S. ETF Trust and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares U.S. ETF Trust, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
iShares Inflation Hedged Corporate Bond ETF
iShares Interest Rate Hedged Corporate Bond ETF
iShares Interest Rate Hedged High Yield Bond ETF
iShares Interest Rate Hedged Long-Term Corporate Bond ETF
iShares Interest Rate Hedged U.S. Aggregate Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
76

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
iShares ETF	Federal Obligation Interest
Inflation Hedged Corporate Bond	$35,649
Interest Rate Hedged Corporate Bond	652,442
Interest Rate Hedged High Yield Bond	297,502
Interest Rate Hedged Long-Term Corporate Bond	107,306
Interest Rate Hedged U.S. Aggregate Bond	262,341
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
iShares ETF	Interest Dividends
Inflation Hedged Corporate Bond	$3,530,539
Interest Rate Hedged Corporate Bond	21,234,511
Interest Rate Hedged High Yield Bond	23,140,399
Interest Rate Hedged Long-Term Corporate Bond	5,031,788
Interest Rate Hedged U.S. Aggregate Bond	650,919
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
iShares ETF	Interest-Related Dividends
Inflation Hedged Corporate Bond	$2,952,197
Interest Rate Hedged Corporate Bond	13,139,180
Interest Rate Hedged High Yield Bond	13,254,614
Interest Rate Hedged Long-Term Corporate Bond	2,924,796
Interest Rate Hedged U.S. Aggregate Bond	328,308
77
2025 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
78

Board Review and Approval of Investment Advisory Contract
iShares Inflation Hedged Corporate Bond ETF, iShares Interest Rate Hedged Long-Term Corporate Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
79
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
Board Review and Approval of Investment Advisory Contract
80

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Inflation Hedged High Yield Bond ETF, iShares Interest Rate Hedged Corporate Bond ETF, iShares Interest Rate Hedged High Yield Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
81
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
Board Review and Approval of Investment Advisory Contract
82

Board Review and Approval of Investment Advisory Contract (continued)
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
83
2025 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report
84

Additional Financial Information
Schedules of Investments (Unaudited)
October 31, 2025
Statements of Assets and Liabilities (Unaudited)
October 31, 2025
iShares Trust
iShares 10+ Year Investment Grade Corporate Bond ETF | IGLB | NYSE Arca
iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca
iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Schedule of Investments (unaudited)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41	$187	$142,029
5.40%, 10/01/48(a)	219	205,543
		347,572
Aerospace & Defense — 2.7%
Airbus SE, 3.95%, 04/10/47(b)	720	604,283
BAE Systems Holdings Inc., 4.75%, 10/07/44(b)	274	255,127
BAE Systems PLC
3.00%, 09/15/50(b)	992	674,998
5.50%, 03/26/54(b)	625	635,217
5.80%, 10/11/41(b)	352	370,306
Boeing Co. (The)
3.38%, 06/15/46	470	336,331
3.50%, 03/01/39	519	422,415
3.50%, 03/01/45	195	141,518
3.55%, 03/01/38	553	464,360
3.63%, 03/01/48	545	393,975
3.65%, 03/01/47	319	232,959
3.75%, 02/01/50	1,310	970,776
3.83%, 03/01/59	285	200,698
3.85%, 11/01/48	440	327,648
3.90%, 05/01/49	958	722,205
3.95%, 08/01/59	909	654,110
5.71%, 05/01/40	3,453	3,520,935
5.81%, 05/01/50	5,168	5,132,893
5.88%, 02/15/40	747	772,643
5.93%, 05/01/60	3,612	3,590,511
6.63%, 02/15/38(a)	361	401,466
6.86%, 05/01/54	2,423	2,757,876
6.88%, 03/15/39	644	729,315
7.01%, 05/01/64	1,315	1,505,030
Embraer Netherlands Finance BV, 5.40%, 01/09/38	25	25,000
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	954	935,438
General Dynamics Corp.
2.85%, 06/01/41	452	342,255
3.60%, 11/15/42	456	374,105
4.25%, 04/01/40	861	793,320
4.25%, 04/01/50	778	671,429
General Electric Co.
4.35%, 05/01/50(a)	521	454,665
4.50%, 03/11/44	429	391,323
4.90%, 01/29/36(a)	740	753,744
5.88%, 01/14/38	745	814,040
6.15%, 08/07/37	451	496,519
6.88%, 01/10/39	855	1,014,813
Howmet Aerospace Inc., 5.95%, 02/01/37(a)	535	580,786
L3Harris Technologies Inc.
5.05%, 04/27/45	467	448,931
5.50%, 08/15/54(a)	365	364,258
5.60%, 07/31/53	599	605,731
6.15%, 12/15/40	225	244,332
Lockheed Martin Corp.
2.80%, 06/15/50	786	508,647
3.80%, 03/01/45	896	731,979
4.07%, 12/15/42	1,385	1,205,153
4.09%, 09/15/52	1,475	1,196,972
4.15%, 06/15/53	753	614,633
Security	Par (000)	Value
Aerospace & Defense (continued)
4.30%, 06/15/62	$799	$648,853
4.50%, 05/15/36	626	616,019
4.70%, 05/15/46	1,537	1,414,309
5.20%, 02/15/55(a)	955	921,810
5.20%, 02/15/64	835	792,272
5.70%, 11/15/54(a)	1,087	1,126,947
5.72%, 06/01/40(a)	315	335,626
5.90%, 11/15/63(a)	665	706,827
Series B, 6.15%, 09/01/36	585	655,010
Northrop Grumman Corp.
3.85%, 04/15/45	419	341,378
4.03%, 10/15/47(a)	2,544	2,088,154
4.75%, 06/01/43	666	618,763
4.95%, 03/15/53	903	830,761
5.05%, 11/15/40	555	547,116
5.15%, 05/01/40	1,097	1,096,397
5.20%, 06/01/54(a)	1,032	987,541
5.25%, 05/01/50(a)	1,228	1,186,255
RTX Corp.
2.82%, 09/01/51	891	570,811
3.03%, 03/15/52(a)	869	575,613
3.13%, 07/01/50	1,295	889,362
3.75%, 11/01/46	1,385	1,090,673
4.05%, 05/04/47(a)	1,214	995,859
4.15%, 05/15/45	778	660,096
4.20%, 12/15/44(a)	235	196,565
4.35%, 04/15/47	1,070	920,086
4.45%, 11/16/38	648	611,564
4.50%, 06/01/42	3,362	3,055,958
4.63%, 11/16/48	1,699	1,505,618
4.70%, 12/15/41	350	327,635
4.80%, 12/15/43	344	320,159
4.88%, 10/15/40	492	477,016
5.38%, 02/27/53(a)	1,345	1,320,544
5.70%, 04/15/40	640	675,116
6.05%, 06/01/36	465	510,190
6.13%, 07/15/38	500	551,580
6.40%, 03/15/54	1,733	1,947,860
		71,502,011
Agriculture — 1.3%
Altria Group Inc.
3.40%, 02/04/41	1,736	1,338,136
3.70%, 02/04/51	1,114	797,027
3.88%, 09/16/46	1,401	1,067,116
4.00%, 02/04/61(a)	1,018	743,250
4.25%, 08/09/42	777	650,941
4.45%, 05/06/50	643	520,730
4.50%, 05/02/43	741	635,558
5.38%, 01/31/44(a)	1,824	1,779,357
5.80%, 02/14/39	1,691	1,741,506
5.95%, 02/14/49(a)	2,559	2,596,707
6.20%, 02/14/59	348	356,032
Archer-Daniels-Midland Co.
2.70%, 09/15/51	620	390,139
3.75%, 09/15/47	359	280,699
4.02%, 04/16/43	338	286,192
4.50%, 03/15/49(a)	529	463,268
4.54%, 03/26/42	341	310,998
5.77%, 03/01/41(c)	226	236,665
BAT Capital Corp.
3.73%, 09/25/40(a)	407	330,773

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
3.98%, 09/25/50	$280	$208,632
4.39%, 08/15/37(a)	2,472	2,271,267
4.54%, 08/15/47	1,956	1,639,622
4.76%, 09/06/49	952	812,420
5.28%, 04/02/50	535	488,464
5.65%, 03/16/52(a)	573	546,826
6.25%, 08/15/55(a)	495	516,220
7.08%, 08/02/43	792	892,829
7.08%, 08/02/53	1,018	1,163,662
Cargill Inc.
3.13%, 05/25/51(a)(b)	645	443,367
3.88%, 05/23/49(b)	203	161,233
4.38%, 04/22/52(a)(b)	503	431,939
4.76%, 11/23/45(b)	534	495,583
5.38%, 10/23/55(b)	475	463,176
Imperial Brands Finance PLC, 6.38%, 07/01/55(b)	430	446,755
Philip Morris International Inc.
3.88%, 08/21/42	764	632,167
4.13%, 03/04/43	808	690,067
4.25%, 11/10/44	1,184	1,016,403
4.38%, 11/15/41	746	666,344
4.50%, 03/20/42	707	634,991
4.88%, 11/15/43	856	797,943
6.38%, 05/16/38	1,438	1,607,120
Reynolds American Inc.
5.85%, 08/15/45	2,151	2,132,330
6.15%, 09/15/43	471	484,708
7.25%, 06/15/37	341	393,212
		34,562,374
Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40	251	203,991
3.38%, 11/01/46	679	510,304
3.38%, 03/27/50(a)	1,424	1,040,786
3.63%, 05/01/43	385	311,494
3.88%, 11/01/45	1,017	831,123
		2,897,698
Auto Manufacturers — 0.4%
Cummins Inc.
2.60%, 09/01/50	744	459,861
4.88%, 10/01/43	402	390,997
5.45%, 02/20/54(a)	1,017	1,014,248
Ford Motor Co.
4.75%, 01/15/43	1,832	1,474,284
5.29%, 12/08/46	1,074	908,239
7.40%, 11/01/46	665	723,072
General Motors Co.
5.15%, 04/01/38	648	625,723
5.20%, 04/01/45(a)	1,236	1,121,350
5.40%, 04/01/48(a)	1,056	970,080
5.95%, 04/01/49	992	975,336
6.25%, 10/02/43	1,334	1,362,999
6.60%, 04/01/36	935	1,016,143
6.75%, 04/01/46	797	861,054
		11,903,386
Auto Parts & Equipment — 0.2%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	1,459	950,154
4.15%, 05/01/52	937	728,163
4.40%, 10/01/46	650	529,455
Security	Par (000)	Value
Auto Parts & Equipment (continued)
5.40%, 03/15/49(a)	$355	$328,551
5.75%, 09/13/54	610	592,074
BorgWarner Inc., 4.38%, 03/15/45	400	341,651
Lear Corp.
3.55%, 01/15/52(a)	460	314,210
5.25%, 05/15/49(a)	562	509,632
		4,293,890
Banks — 7.9%
Bank of America Corp.
2.68%, 06/19/41, (1-day SOFR + 1.93%)(d)	5,548	4,117,519
2.83%, 10/24/51, (1-day SOFR + 1.88%)(d)	902	584,409
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(d)	2,462	1,642,164
3.31%, 04/22/42, (1-day SOFR + 1.58%)(d)	3,559	2,832,941
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(d)	1,217	986,911
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(d)	1,797	1,611,482
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(d)	5,089	4,157,462
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(d)	2,308	2,163,080
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(d)	2,328	1,991,325
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(d)	1,859	1,639,795
4.88%, 04/01/44	920	882,182
5.00%, 01/21/44	2,215	2,166,250
5.88%, 02/07/42	1,924	2,064,557
6.00%, 10/15/36	1,376	1,493,867
6.11%, 01/29/37	2,492	2,688,500
7.75%, 05/14/38	1,712	2,094,599
Series L, 4.75%, 04/21/45(a)	765	696,670
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(d)	761	562,562
Barclays PLC
3.33%, 11/24/42, (1-year CMT + 1.30%)(d)	532	414,647
3.81%, 03/10/42, (1-year CMT + 1.70%)(d)	1,190	958,018
4.95%, 01/10/47	1,261	1,169,608
5.25%, 08/17/45(a)	1,638	1,588,673
5.86%, 08/11/46, (1-day SOFR + 1.83%)(d)	1,340	1,388,002
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)(d)	608	645,708
Blackstone Reg Finance Co. LLC, 4.95%, 02/15/36	295	292,827
BNP Paribas SA, 2.82%, 01/26/41(a)(b)	334	239,259
BPCE SA
3.58%, 10/19/42, (1-day SOFR + 1.95%)(b)(d)	275	205,935
6.92%, 01/14/46, (1-day SOFR + 2.61%)(b)(d)	635	682,180
Citigroup Inc.
2.90%, 11/03/42, (1-day SOFR + 1.38%)(a)(d)	1,358	1,002,868
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(d)	960	848,489
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(d)	964	821,188
4.65%, 07/30/45	1,206	1,093,674
4.65%, 07/23/48	2,294	2,045,367
4.75%, 05/18/46	2,073	1,845,933
5.30%, 05/06/44(a)	860	838,191
5.32%, 03/26/41, (1-day SOFR + 4.55%)(d)	564	563,907
5.61%, 03/04/56, (1-day SOFR + 1.75%)(d)	2,105	2,136,482
5.88%, 01/30/42	1,124	1,191,773
6.13%, 08/25/36	1,448	1,538,103

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.68%, 09/13/43	$1,080	$1,223,392
6.88%, 03/05/38(a)	339	395,664
6.88%, 02/15/98(a)	239	280,266
8.13%, 07/15/39(a)	1,860	2,385,031
Commonwealth Bank of Australia
3.31%, 03/11/41(b)	312	241,640
3.74%, 09/12/39(b)	1,525	1,280,127
3.90%, 07/12/47(b)	1,199	997,585
4.32%, 01/10/48(a)(b)	982	823,587
5.93%, 03/14/46, (1-year CMT + 1.32%)(b)(d)	1,390	1,447,064
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,273	1,285,860
5.25%, 08/04/45	997	958,797
5.75%, 12/01/43	952	978,092
5.80%, 09/30/2110(a)(b)	195	196,988
Credit Agricole SA, 2.81%, 01/11/41(b)	494	347,195
Fifth Third Bancorp, 8.25%, 03/01/38	298	367,204
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42, (1-day SOFR + 1.47%)(d)	1,696	1,260,066
3.21%, 04/22/42, (1-day SOFR + 1.51%)(d)	2,518	1,957,805
3.44%, 02/24/43, (1-day SOFR + 1.63%)(d)	2,391	1,885,621
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.64%)(d)	2,542	2,285,166
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(d)	1,666	1,547,250
4.75%, 10/21/45	1,400	1,281,949
4.80%, 07/08/44(a)	1,938	1,809,423
5.15%, 05/22/45	2,233	2,120,791
5.56%, 11/19/45, (1-day SOFR + 1.58%)(d)	3,175	3,215,629
5.73%, 01/28/56, (1-day SOFR + 1.70%)(d)	2,870	2,971,164
6.25%, 02/01/41	1,991	2,194,509
6.45%, 05/01/36	766	841,341
6.75%, 10/01/37	4,816	5,399,998
HSBC Bank USA NA, 7.00%, 01/15/39	565	665,211
HSBC Holdings PLC
5.25%, 03/14/44(a)	1,286	1,264,972
6.10%, 01/14/42(a)	458	500,061
6.33%, 03/09/44, (1-day SOFR + 2.65%)(a)(d)	2,382	2,629,984
6.50%, 05/02/36	1,613	1,739,551
6.50%, 09/15/37	2,720	2,959,397
6.80%, 06/01/38	615	686,163
HSBC USA Inc., 7.20%, 07/15/97	497	612,303
Intesa Sanpaolo SpA
4.95%, 06/01/42, (1-year CMT + 2.75%)(b)(d)	780	665,672
7.78%, 06/20/54, (1-year CMT + 3.90%)(a)(b)(d)	1,378	1,653,916
7.80%, 11/28/53(b)	1,469	1,818,154
Series NR, 4.70%, 09/23/49(b)	25	20,719
JPMorgan Chase & Co.
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(d)	2,093	1,514,163
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(a)(d)	1,755	1,387,543
3.11%, 04/22/51, (1-day SOFR + 2.44%)(d)	2,366	1,647,545
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(d)	2,400	1,875,439
3.33%, 04/22/52, (1-day SOFR + 1.58%)(d)	2,705	1,947,299
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(d)	2,361	2,126,453
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(d)	1,827	1,482,593
Security	Par (000)	Value
Banks (continued)
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(d)	$3,424	$2,810,874
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(d)	1,628	1,356,094
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(d)	2,622	2,266,539
4.85%, 02/01/44	1,133	1,085,323
4.95%, 06/01/45	1,859	1,771,662
5.40%, 01/06/42	1,677	1,720,892
5.50%, 10/15/40	1,209	1,268,548
5.53%, 11/29/45, (1-day SOFR + 1.55%)(d)	2,590	2,667,745
5.60%, 07/15/41	1,851	1,943,532
5.63%, 08/16/43(a)	1,378	1,428,518
6.40%, 05/15/38	2,422	2,755,844
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(d)	449	333,694
4.34%, 01/09/48	1,409	1,161,083
5.30%, 12/01/45	779	741,420
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	520	458,236
4.15%, 03/07/39(a)	164	154,724
4.29%, 07/26/38(a)	224	215,561
Morgan Stanley
2.80%, 01/25/52, (1-day SOFR + 1.43%)(d)	2,059	1,331,399
3.22%, 04/22/42, (1-day SOFR + 1.49%)(d)	1,733	1,359,527
3.97%, 07/22/38(d)	1,978	1,781,456
4.30%, 01/27/45	2,250	1,977,618
4.38%, 01/22/47	2,518	2,210,618
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(d)	1,048	988,798
5.52%, 11/19/55, (1-day SOFR + 1.71%)(d)	2,880	2,912,287
5.60%, 03/24/51, (1-day SOFR + 4.84%)(d)	2,324	2,369,493
6.38%, 07/24/42	1,782	2,010,285
MUFG Bank Ltd., 4.70%, 03/10/44(b)	200	182,829
National Australia Bank Ltd., 2.65%, 01/14/41(b)	254	180,630
Regions Bank/Birmingham AL, 6.45%, 06/26/37	250	273,102
Regions Financial Corp., 7.38%, 12/10/37	185	212,960
Santander U.K. Group Holdings PLC, 5.63%, 09/15/45(b)	200	184,994
Societe Generale SA
3.63%, 03/01/41(b)	473	353,872
4.03%, 01/21/43, (1-year CMT + 1.90%)(b)(d)	275	213,810
5.63%, 11/24/45(b)	200	186,732
7.13%, 01/19/55, (1-year CMT + 2.95%)(b)(d)	1,090	1,163,922
7.37%, 01/10/53(b)	722	791,678
Standard Chartered PLC
5.30%, 01/09/43(b)	372	359,253
5.70%, 03/26/44(a)(b)	1,566	1,574,949
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	301	214,220
2.93%, 09/17/41	718	533,951
3.05%, 01/14/42	335	259,784
5.80%, 07/08/46, (1-day SOFR + 1.78%)(d)	925	953,233
5.84%, 07/09/44	875	919,201
6.18%, 07/13/43(a)	868	952,960
UBS AG/London, 4.50%, 06/26/48(a)	699	625,669
UBS Group AG
3.18%, 02/11/43, (1-year CMT + 1.10%)(a)(b)(d)	967	745,062
4.88%, 05/15/45	1,673	1,575,757
5.01%, 03/23/37, (1-day SOFR + 1.34%)(b)(d)	1,000	995,306

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.38%, 09/06/45, (1-year USD ICE Swap +1.86%)(b)(d)	$1,935	$1,940,108
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.53%)(d)	3,376	2,632,328
3.90%, 05/01/45	2,103	1,725,209
4.40%, 06/14/46	2,487	2,113,813
4.61%, 04/25/53, (1-day SOFR + 2.13%)(d)	3,078	2,701,297
4.65%, 11/04/44	1,856	1,646,688
4.75%, 12/07/46	2,244	1,992,763
4.90%, 11/17/45	2,339	2,140,935
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(d)	5,693	5,313,720
5.38%, 11/02/43	2,039	1,992,076
5.61%, 01/15/44	2,348	2,359,588
5.95%, 12/01/86	656	685,709
Wells Fargo Bank NA
5.85%, 02/01/37	1,040	1,102,333
5.95%, 08/26/36	840	895,949
6.60%, 01/15/38(a)	1,315	1,479,901
Westpac Banking Corp.
2.96%, 11/16/40(a)	1,006	773,805
3.13%, 11/18/41	389	296,179
4.42%, 07/24/39	347	322,592
		211,714,086
Beverages — 2.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	4,996	4,946,554
4.90%, 02/01/46	9,119	8,578,524
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	110	93,108
4.63%, 02/01/44	679	620,993
4.70%, 02/01/36	815	806,934
4.90%, 02/01/46	2,092	1,963,610
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	209	172,689
4.35%, 06/01/40(a)	410	376,291
4.38%, 04/15/38(a)	825	787,071
4.44%, 10/06/48	2,507	2,199,354
4.50%, 06/01/50(a)	765	702,543
4.60%, 04/15/48	235	213,590
4.60%, 06/01/60(a)	270	229,299
4.75%, 04/15/58	565	507,209
4.95%, 01/15/42	1,745	1,688,356
5.45%, 01/23/39	2,605	2,705,180
5.55%, 01/23/49	4,483	4,547,492
5.80%, 01/23/59	1,922	2,009,655
8.00%, 11/15/39	856	1,098,137
8.20%, 01/15/39	1,713	2,215,810
Bacardi Ltd.
5.15%, 05/15/38(b)	319	301,566
5.30%, 05/15/48(a)(b)	593	537,474
Bacardi Ltd./Bacardi-Martini BV, 5.90%, 06/15/43(b)	328	324,151
Brown-Forman Corp.
3.75%, 01/15/43	215	173,090
4.00%, 04/15/38	205	184,771
4.50%, 07/15/45	520	458,195
Coca-Cola Co. (The)
2.50%, 06/01/40	800	596,582
2.50%, 03/15/51	1,379	846,892
Security	Par (000)	Value
Beverages (continued)
2.60%, 06/01/50(a)	$1,491	$947,767
2.75%, 06/01/60	1,387	834,832
2.88%, 05/05/41	682	526,373
3.00%, 03/05/51	1,604	1,094,189
4.20%, 03/25/50	562	479,861
5.20%, 01/14/55	1,385	1,360,154
5.30%, 05/13/54	1,160	1,154,446
5.40%, 05/13/64	1,625	1,616,515
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	449	439,275
Constellation Brands Inc.
3.75%, 05/01/50	563	417,151
4.10%, 02/15/48	549	436,851
4.50%, 05/09/47	449	377,574
5.25%, 11/15/48	489	458,291
Diageo Capital PLC
3.88%, 04/29/43	488	404,321
5.88%, 09/30/36	541	587,334
Diageo Investment Corp., 4.25%, 05/11/42	420	367,264
Embotelladora Andina SA, 3.95%, 01/21/50(b)	20	15,480
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	635	472,045
4.38%, 05/10/43	219	193,255
Heineken NV
4.00%, 10/01/42(b)	431	365,563
4.35%, 03/29/47(a)(b)	515	434,548
Keurig Dr Pepper Inc.
3.35%, 03/15/51	527	357,078
3.80%, 05/01/50	632	467,507
4.42%, 12/15/46	454	371,642
4.50%, 11/15/45	500	420,890
4.50%, 04/15/52	1,026	838,059
5.09%, 05/25/48	405	363,331
Molson Coors Beverage Co.
4.20%, 07/15/46	1,595	1,303,764
5.00%, 05/01/42(a)	1,078	1,005,936
PepsiCo Inc.
2.63%, 10/21/41	922	675,615
2.75%, 10/21/51(a)	941	606,802
2.88%, 10/15/49	890	599,793
3.38%, 07/29/49	381	280,797
3.45%, 10/06/46	817	629,913
3.50%, 03/19/40	380	322,058
3.60%, 08/13/42	220	180,835
3.63%, 03/19/50	904	695,435
3.88%, 03/19/60	449	348,510
4.00%, 03/05/42	499	436,323
4.00%, 05/02/47	495	412,160
4.20%, 07/18/52	550	460,990
4.25%, 10/22/44	260	229,139
4.45%, 04/14/46	909	819,343
4.60%, 07/17/45(a)	245	230,281
4.65%, 02/15/53	604	544,051
4.88%, 11/01/40	378	370,628
5.25%, 07/17/54(a)	670	662,587
5.50%, 01/15/40	450	475,451
Pernod Ricard International Finance LLC, 2.75%, 10/01/50(a)(b)	349	212,295
Pernod Ricard SA, 5.50%, 01/15/42(b)	768	758,941
		67,948,363

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology — 1.8%
Amgen Inc.
2.77%, 09/01/53(a)	$1,180	$717,332
2.80%, 08/15/41	577	425,516
3.00%, 01/15/52(a)	1,018	676,223
3.15%, 02/21/40	1,894	1,496,117
3.38%, 02/21/50	1,348	977,592
4.20%, 02/22/52	1,144	920,968
4.40%, 05/01/45	2,225	1,929,198
4.40%, 02/22/62	1,209	968,199
4.56%, 06/15/48	1,277	1,106,337
4.66%, 06/15/51	3,582	3,122,905
4.88%, 03/01/53	1,030	923,468
4.95%, 10/01/41	778	737,161
5.15%, 11/15/41	691	672,136
5.60%, 03/02/43	2,552	2,590,667
5.65%, 06/15/42	406	415,278
5.65%, 03/02/53	4,192	4,183,565
5.75%, 03/15/40	459	476,146
5.75%, 03/02/63	2,660	2,656,787
6.38%, 06/01/37	541	602,261
6.40%, 02/01/39	255	279,966
6.90%, 06/01/38(a)	195	222,916
Baxalta Inc., 5.25%, 06/23/45	475	458,492
Biogen Inc.
3.15%, 05/01/50	1,311	861,504
3.25%, 02/15/51	741	492,711
5.20%, 09/15/45	1,083	1,004,968
6.45%, 05/15/55	555	591,701
CSL Finance PLC
4.63%, 04/27/42(b)	430	394,307
4.75%, 04/27/52(b)	914	806,142
4.95%, 04/27/62(a)(b)	404	358,953
5.42%, 04/03/54(b)	700	681,139
Gilead Sciences Inc.
2.60%, 10/01/40	904	667,990
2.80%, 10/01/50(a)	1,389	900,621
4.00%, 09/01/36	805	751,241
4.15%, 03/01/47	1,711	1,442,952
4.50%, 02/01/45	1,829	1,644,080
4.75%, 03/01/46	2,176	2,004,663
4.80%, 04/01/44	1,564	1,462,050
5.50%, 11/15/54	890	897,725
5.55%, 10/15/53	989	1,001,706
5.60%, 11/15/64	850	860,067
5.65%, 12/01/41	928	969,634
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	611	383,299
Royalty Pharma PLC
3.30%, 09/02/40	913	706,967
3.35%, 09/02/51	651	440,894
3.55%, 09/02/50	843	594,554
5.90%, 09/02/54	447	449,571
5.95%, 09/25/55	450	451,938
		47,380,607
Building Materials — 0.6%
Amrize Finance U.S. LLC
4.75%, 09/22/46(b)	420	373,890
7.13%, 07/15/36(b)	410	473,559
Carlisle Companies Inc., 5.55%, 09/15/40(a)	50	50,796
Carrier Global Corp.
3.38%, 04/05/40	1,519	1,237,554
3.58%, 04/05/50	1,316	992,550
Security	Par (000)	Value
Building Materials (continued)
6.20%, 03/15/54(a)	$555	$612,101
CRH America Finance Inc.
4.40%, 05/09/47(a)(b)	420	359,284
4.50%, 04/04/48(a)(b)	560	486,747
5.00%, 02/09/36(a)	1,400	1,402,612
5.60%, 02/09/56	510	509,474
5.88%, 01/09/55	390	408,712
CRH America Inc., 5.13%, 05/18/45(b)	296	281,146
Fortune Brands Innovations Inc., 4.50%, 03/25/52(a)	356	291,331
Johnson Controls International PLC
4.50%, 02/15/47	528	458,902
4.63%, 07/02/44	281	251,213
4.95%, 07/02/64(c)	241	212,064
6.00%, 01/15/36	303	329,135
Martin Marietta Materials Inc.
3.20%, 07/15/51(a)	682	469,598
4.25%, 12/15/47	689	581,113
5.50%, 12/01/54	722	722,544
Masco Corp.
3.13%, 02/15/51(a)	206	137,806
4.50%, 05/15/47(a)	432	367,820
Owens Corning
4.30%, 07/15/47	529	439,814
4.40%, 01/30/48	569	479,193
5.95%, 06/15/54(a)	590	605,248
7.00%, 12/01/36	316	362,572
Trane Technologies Financing Ltd.
4.50%, 03/21/49	338	294,292
4.65%, 11/01/44(a)	222	202,056
Trane Technologies Holdco, Inc.
4.30%, 02/21/48	253	215,481
5.75%, 06/15/43	463	487,951
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	205	231,351
Vulcan Materials Co.
4.50%, 06/15/47	805	703,176
4.70%, 03/01/48	427	384,172
5.70%, 12/01/54	650	665,070
		16,080,327
Chemicals — 1.5%
Air Liquide Finance SA, 3.50%, 09/27/46(a)(b)	575	447,906
Air Products and Chemicals Inc.
2.70%, 05/15/40	593	445,411
2.80%, 05/15/50	831	544,862
Albemarle Corp.
5.45%, 12/01/44(a)	402	368,652
5.65%, 06/01/52(a)	406	359,748
CF Industries Inc.
4.95%, 06/01/43	589	539,578
5.38%, 03/15/44	714	686,611
Dow Chemical Co. (The)
3.60%, 11/15/50	711	480,226
4.38%, 11/15/42	1,574	1,274,336
4.63%, 10/01/44	556	459,985
4.80%, 05/15/49	915	747,438
5.25%, 11/15/41	1,019	930,436
5.55%, 11/30/48	709	643,092
5.60%, 02/15/54(a)	745	668,978
5.65%, 03/15/36(a)	575	575,557
5.95%, 03/15/55(a)	500	473,258

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
6.90%, 05/15/53(a)	$1,045	$1,109,163
9.40%, 05/15/39	476	617,921
DuPont de Nemours Inc.
5.32%, 11/15/38	763	806,584
5.42%, 11/15/48	2,046	2,061,368
Eastman Chemical Co.
4.65%, 10/15/44	856	734,762
4.80%, 09/01/42	585	516,819
Ecolab Inc.
2.13%, 08/15/50	377	211,875
2.70%, 12/15/51(a)	795	503,442
2.75%, 08/18/55	647	399,378
3.95%, 12/01/47	526	431,347
5.50%, 12/08/41	404	417,572
FMC Corp.
4.50%, 10/01/49	483	345,027
6.38%, 05/18/53(a)	456	409,546
International Flavors & Fragrances Inc.
3.27%, 11/15/40(b)	424	328,316
3.47%, 12/01/50(a)(b)	692	482,162
4.38%, 06/01/47	345	278,877
5.00%, 09/26/48(a)	645	574,738
Linde Inc./CT
2.00%, 08/10/50	369	201,259
3.55%, 11/07/42	610	494,016
LYB International Finance BV
4.88%, 03/15/44(a)	929	791,134
5.25%, 07/15/43	782	697,096
LYB International Finance III LLC
3.38%, 10/01/40(a)	1,168	866,828
3.63%, 04/01/51(a)	868	578,074
3.80%, 10/01/60	1,268	814,636
4.20%, 10/15/49	941	693,337
4.20%, 05/01/50	980	724,646
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	984	767,131
Mosaic Co. (The)
4.88%, 11/15/41	305	275,854
5.63%, 11/15/43	625	615,318
Nutrien Ltd.
3.95%, 05/13/50	381	295,092
4.90%, 06/01/43	520	478,666
5.00%, 04/01/49	784	718,929
5.25%, 01/15/45	353	335,309
5.63%, 12/01/40	486	492,138
5.80%, 03/27/53(a)	678	691,491
5.88%, 12/01/36	497	524,424
6.13%, 01/15/41	274	289,724
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48(b)	523	385,436
5.88%, 09/17/44(a)(b)	709	561,277
6.75%, 09/19/42(b)	425	374,355
PPG Industries Inc., 5.50%, 11/15/40(a)	275	279,402
RPM International Inc.
4.25%, 01/15/48	270	226,257
5.25%, 06/01/45	319	311,254
Sherwin-Williams Co. (The)
2.90%, 03/15/52	453	288,729
3.30%, 05/15/50	628	438,186
3.80%, 08/15/49	421	323,130
4.00%, 12/15/42	239	199,550
4.50%, 06/01/47	1,164	1,012,412
Security	Par (000)	Value
Chemicals (continued)
4.55%, 08/01/45	$473	$413,721
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(b)	616	438,127
4.25%, 01/22/50(a)(b)	415	340,063
Westlake Corp.
2.88%, 08/15/41	394	272,993
3.13%, 08/15/51	779	490,970
3.38%, 08/15/61	606	373,176
4.38%, 11/15/47	428	341,131
5.00%, 08/15/46(a)	655	577,810
		38,868,052
Commercial Services — 1.5%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41(b)	150	128,453
American University (The), Series 2019, 3.67%, 04/01/49	410	316,731
Brown University, Series A, 2.92%, 09/01/50	513	347,945
California Endowment (The), Series 2021, 2.50%, 04/01/51	430	261,507
California Institute of Technology
3.65%, 09/01/2119	517	338,808
4.32%, 08/01/45	418	370,653
4.70%, 11/01/2111	310	260,954
Case Western Reserve University, 5.41%, 06/01/2122	265	250,778
Claremont Mckenna College, 3.78%, 01/01/2122	245	163,983
DP World Ltd./United Arab Emirates
4.70%, 09/30/49(b)	420	367,931
5.63%, 09/25/48(b)	1,311	1,312,525
6.85%, 07/02/37(a)(b)	1,655	1,904,768
Duke University
3.20%, 10/01/38(a)	200	170,407
3.30%, 10/01/46	210	157,510
Series 2020, 2.68%, 10/01/44	312	229,898
Series 2020, 2.76%, 10/01/50(a)	249	164,575
Series 2020, 2.83%, 10/01/55	522	341,183
Emory University, Series 2020, 2.97%, 09/01/50	306	205,995
Equifax Inc., 7.00%, 07/01/37	190	215,177
ERAC USA Finance LLC
4.20%, 11/01/46(a)(b)	688	579,419
4.50%, 02/15/45(b)	336	296,947
5.40%, 05/01/53(a)(b)	1,010	998,152
5.63%, 03/15/42(b)	452	461,666
7.00%, 10/15/37(b)	1,195	1,390,007
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47	311	260,881
Series 2020, 2.42%, 06/01/50(a)	359	221,650
Series 2020, 2.82%, 06/01/70(a)	540	316,192
George Washington University (The)
4.87%, 09/15/45	357	333,634
Series 2014, 4.30%, 09/15/44(a)	387	336,711
Series 2016, 3.55%, 09/15/46	489	373,664
Series 2018, 4.13%, 09/15/48	472	393,720
Georgetown University (The)
5.12%, 04/01/53(a)	235	221,699
Series 20A, 2.94%, 04/01/50(a)	406	262,765
Series A, 5.22%, 10/01/2118	215	191,961
Series B, 4.32%, 04/01/49	222	188,858
Global Payments Inc.
4.15%, 08/15/49(a)	475	359,700
5.95%, 08/15/52(a)	595	576,254

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Howard University, 5.21%, 10/01/52	$225	$201,080
ITR Concession Co. LLC, 5.28%, 07/15/40(b)	30	29,805
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	291	241,288
Series A, 2.81%, 01/01/60	280	169,132
Leland Stanford Junior University (The)
2.41%, 06/01/50(a)	398	243,906
3.46%, 05/01/47	280	214,579
3.65%, 05/01/48	617	492,196
Massachusetts Institute of Technology
3.07%, 04/01/52	395	272,972
3.89%, 07/01/2116(a)	490	353,402
3.96%, 07/01/38	189	175,658
4.68%, 07/01/2114	544	472,037
5.60%, 07/01/2111	762	783,620
5.62%, 06/01/55	770	817,668
Series F, 2.99%, 07/01/50	414	286,138
Series G, 2.29%, 07/01/51	656	384,975
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	193	150,151
Moody's Corp.
2.55%, 08/18/60(a)	296	160,087
2.75%, 08/19/41	380	275,675
3.10%, 11/29/61	397	253,826
3.25%, 05/20/50	264	183,017
3.75%, 02/25/52	322	246,295
4.88%, 12/17/48	239	217,860
5.25%, 07/15/44	590	576,857
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	215	149,961
Northwestern University
3.69%, 12/01/38(a)	185	165,856
3.87%, 12/01/48(a)	190	149,962
4.64%, 12/01/44(a)	670	638,354
4.94%, 12/01/35(a)	40	41,163
Series 2017, 3.66%, 12/01/57(a)	247	184,872
Series 2020, 2.64%, 12/01/50	232	148,942
PayPal Holdings Inc.
3.25%, 06/01/50	729	508,650
5.05%, 06/01/52(a)	961	902,623
5.25%, 06/01/62	446	422,207
5.50%, 06/01/54(a)	375	374,542
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(b)	640	612,382
President and Fellows of Harvard College
2.52%, 10/15/50	449	277,742
3.15%, 07/15/46	485	363,235
3.30%, 07/15/56	409	288,543
3.62%, 10/01/37(a)	617	550,530
3.75%, 11/15/52	434	341,890
4.88%, 10/15/40	275	273,971
5.26%, 03/15/36	10	10,457
6.50%, 01/15/39(b)	195	224,661
Quanta Services Inc., 3.05%, 10/01/41	573	429,256
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50(a)	747	461,440
S&P Global Inc.
2.30%, 08/15/60	765	399,461
3.25%, 12/01/49	465	335,373
3.70%, 03/01/52	717	553,873
3.90%, 03/01/62	311	239,188
Security	Par (000)	Value
Commercial Services (continued)
4.50%, 05/15/48(a)	$195	$169,488
6.55%, 11/15/37	300	339,079
Thomas Jefferson University, 3.85%, 11/01/57	163	117,214
TR Finance LLC
5.65%, 11/23/43(a)	220	222,290
5.85%, 04/15/40	245	255,721
Transurban Finance Co. Pty Ltd., 4.92%, 03/24/36(a)(b)	475	473,854
Trustees of Boston College
3.13%, 07/01/52	202	143,113
3.99%, 07/01/47	230	192,066
Trustees of Dartmouth College, 3.47%, 06/01/46	190	148,236
Trustees of Princeton University (The)
4.20%, 03/01/52	220	190,062
5.70%, 03/01/39	169	183,458
Series 2020, 2.52%, 07/01/50(a)	400	251,365
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119	274	177,674
4.67%, 09/01/2112(a)	245	208,972
Series 2020, 2.40%, 10/01/50	240	144,197
Trustees of Tufts College
3.10%, 08/15/51	230	153,958
Series 2012, 5.02%, 04/15/2112(a)	200	172,464
University of Chicago (The)
3.00%, 10/01/52(a)	40	27,800
4.00%, 10/01/53	345	277,940
Series 20B, 2.76%, 04/01/45	190	150,751
Series C, 2.55%, 04/01/50	355	237,762
University of Miami, 4.06%, 04/01/52(a)	420	343,633
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	427	336,617
Series 2017, 3.39%, 02/15/48	328	248,438
University of Southern California
2.81%, 10/01/50	491	322,526
3.03%, 10/01/39	242	202,344
4.98%, 10/01/53(a)	425	398,361
5.25%, 10/01/2111	262	255,467
Series 2017, 3.84%, 10/01/47	252	206,536
Series 21A, 2.95%, 10/01/51(a)	389	259,710
Series A, 3.23%, 10/01/2120	270	160,910
Verisk Analytics Inc.
3.63%, 05/15/50	285	211,190
5.13%, 02/15/36	550	553,294
5.50%, 06/15/45	263	261,706
Washington University (The)
3.52%, 04/15/54(a)	435	324,457
4.35%, 04/15/2122	407	317,687
Wesleyan University, 4.78%, 07/01/2116(a)	201	165,423
William Marsh Rice University
3.57%, 05/15/45(a)	323	262,144
3.77%, 05/15/55	255	196,786
Yale University, Series 2020, 2.40%, 04/15/50	381	232,496
		41,022,208
Computers — 2.0%
Apple Inc.
2.38%, 02/08/41	1,305	937,878
2.40%, 08/20/50	1,530	926,412
2.55%, 08/20/60(a)	1,549	902,417
2.65%, 05/11/50	2,630	1,673,498
2.65%, 02/08/51	2,914	1,847,605
2.70%, 08/05/51	1,806	1,147,867

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
2.80%, 02/08/61	$1,960	$1,180,860
2.85%, 08/05/61	1,335	809,302
2.95%, 09/11/49	1,673	1,144,819
3.45%, 02/09/45	1,850	1,462,381
3.75%, 09/12/47	1,355	1,088,792
3.75%, 11/13/47	1,382	1,111,520
3.85%, 05/04/43	3,129	2,666,699
3.85%, 08/04/46	2,596	2,133,392
3.95%, 08/08/52(a)	1,715	1,388,057
4.10%, 08/08/62	1,280	1,027,543
4.25%, 02/09/47	1,550	1,350,807
4.38%, 05/13/45	1,942	1,749,649
4.45%, 05/06/44	927	864,107
4.50%, 02/23/36(a)	854	865,501
4.65%, 02/23/46	3,923	3,657,369
4.85%, 05/10/53(a)	1,316	1,276,720
Dell Inc.
5.40%, 09/10/40	188	185,540
6.50%, 04/15/38	195	212,902
Dell International LLC/EMC Corp.
3.38%, 12/15/41	1,000	771,066
3.45%, 12/15/51(a)	554	388,152
5.10%, 02/15/36(a)	825	816,452
8.10%, 07/15/36	866	1,050,964
8.35%, 07/15/46(a)	585	756,826
Hewlett Packard Enterprise Co.
5.60%, 10/15/54	1,330	1,257,108
6.35%, 10/15/45	1,433	1,493,662
HP Inc., 6.00%, 09/15/41(a)	1,067	1,093,333
IBM International Capital Pte Ltd.
5.25%, 02/05/44	905	886,660
5.30%, 02/05/54	1,293	1,227,697
International Business Machines Corp.
2.85%, 05/15/40	524	396,212
2.95%, 05/15/50	722	472,613
3.43%, 02/09/52(a)	701	494,134
4.00%, 06/20/42	914	777,527
4.15%, 05/15/39	2,576	2,316,668
4.25%, 05/15/49(a)	2,848	2,360,468
4.70%, 02/19/46	502	453,228
4.90%, 07/27/52	730	659,197
5.10%, 02/06/53	591	549,468
5.60%, 11/30/39(a)	1,050	1,093,512
5.70%, 02/10/55	935	935,294
7.13%, 12/01/96(a)	722	879,641
Kyndryl Holdings Inc., 4.10%, 10/15/41	436	350,342
		53,091,861
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.70%, 08/01/47	374	300,222
4.00%, 08/15/45	589	504,791
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	547	364,740
3.70%, 08/15/42	174	136,377
4.15%, 03/15/47	458	369,324
4.38%, 06/15/45	316	267,291
5.15%, 05/15/53	540	515,742
6.00%, 05/15/37(a)	460	500,180
Haleon U.S. Capital LLC, 4.00%, 03/24/52(a)	897	721,681
Kenvue Inc.
5.05%, 03/22/53(a)	1,340	1,227,754
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.10%, 03/22/43(a)	$675	$645,547
5.20%, 03/22/63(a)	870	795,287
Procter & Gamble Co. (The)
3.50%, 10/25/47(a)	360	281,160
3.55%, 03/25/40(a)	536	466,309
3.60%, 03/25/50(a)	363	284,185
5.55%, 03/05/37	625	677,921
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	551	347,836
		8,406,347
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46	405	324,777
4.20%, 05/15/47	367	311,536
4.60%, 06/15/45	827	755,503
		1,391,816
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	1,852	1,530,445
American Express Co., 4.05%, 12/03/42	246	213,661
Apollo Global Management Inc., 5.80%, 05/21/54	717	721,197
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)(b)	422	300,140
Ares Management Corp., 5.60%, 10/11/54	805	769,029
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50(b)	363	228,745
2.85%, 08/05/51(b)	750	476,100
3.20%, 01/30/52(b)	793	547,433
3.50%, 09/10/49(a)(b)	528	384,532
4.00%, 10/02/47(b)	375	298,759
4.45%, 07/15/45(a)(b)	540	473,990
5.00%, 06/15/44(a)(b)	516	489,105
6.25%, 08/15/42(a)(b)	105	112,446
Blue Owl Finance LLC, 4.13%, 10/07/51(a)	350	247,935
Brookfield Asset Management Ltd., 6.08%, 09/15/55	545	564,236
Brookfield Finance Inc.
3.50%, 03/30/51(a)	748	528,321
3.63%, 02/15/52	528	379,048
4.70%, 09/20/47	970	849,381
5.97%, 03/04/54	1,000	1,025,667
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	630	442,423
CI Financial Corp., 4.10%, 06/15/51	330	236,462
CME Group Inc.
4.15%, 06/15/48(a)	867	745,217
5.30%, 09/15/43	891	913,110
FMR LLC
5.15%, 02/01/43(b)	350	336,561
6.45%, 11/15/39(b)	545	605,449
6.50%, 12/14/40(b)	527	593,947
Franklin Resources Inc., 2.95%, 08/12/51	345	220,425
Invesco Finance PLC, 5.38%, 11/30/43	433	428,305
Jefferies Financial Group Inc.
6.25%, 01/15/36	412	433,629
6.50%, 01/20/43(a)	617	646,888
6.63%, 10/23/43(a)	243	251,380
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	541	533,679
Legg Mason Inc., 5.63%, 01/15/44	640	645,599
LSEGA Financing PLC, 3.20%, 04/06/41(b)	975	759,155

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Mastercard Inc.
2.95%, 03/15/51	$483	$323,530
3.65%, 06/01/49	754	587,314
3.80%, 11/21/46	682	556,585
3.85%, 03/26/50	1,426	1,140,292
3.95%, 02/26/48	449	371,879
Nasdaq Inc.
2.50%, 12/21/40	999	714,983
3.25%, 04/28/50	687	484,005
3.95%, 03/07/52	406	317,807
5.95%, 08/15/53	645	677,799
6.10%, 06/28/63	840	889,785
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(b)	346	302,400
Raymond James Financial Inc.
3.75%, 04/01/51	916	688,395
4.95%, 07/15/46	930	860,033
5.65%, 09/11/55(a)	615	606,253
Visa Inc.
2.00%, 08/15/50(a)	1,662	929,199
2.70%, 04/15/40	1,032	795,268
3.65%, 09/15/47	610	483,315
4.15%, 12/14/35	1,226	1,188,319
4.30%, 12/14/45	3,280	2,902,994
Voya Financial Inc.
4.80%, 06/15/46	304	274,031
5.70%, 07/15/43	367	369,427
Western Union Co. (The)
6.20%, 11/17/36(a)	389	405,616
6.20%, 06/21/40	209	215,444
		34,017,072
Electric — 13.4%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51(b)	927	680,482
4.00%, 10/03/49(b)	633	521,974
4.75%, 03/09/37(b)	655	651,411
6.50%, 10/27/36(b)	1,015	1,170,584
AEP Texas Inc.
3.45%, 05/15/51	498	344,838
3.80%, 10/01/47	178	133,358
5.25%, 05/15/52	465	432,588
5.85%, 10/15/55	515	514,739
Series G, 4.15%, 05/01/49	371	291,045
Series H, 3.45%, 01/15/50	467	325,668
AEP Transmission Co. LLC
3.15%, 09/15/49	395	274,047
3.75%, 12/01/47	579	452,025
3.80%, 06/15/49	334	259,182
4.00%, 12/01/46	350	285,123
4.25%, 09/15/48	406	340,248
4.50%, 06/15/52	550	475,554
5.40%, 03/15/53	705	700,373
Series M, 3.65%, 04/01/50	502	381,077
Series N, 2.75%, 08/15/51	646	409,529
Alabama Power Co.
3.00%, 03/15/52	569	378,375
3.13%, 07/15/51	503	343,190
3.45%, 10/01/49	700	513,206
3.75%, 03/01/45	678	541,939
3.85%, 12/01/42	245	203,990
4.10%, 01/15/42(a)	230	199,322
Security	Par (000)	Value
Electric (continued)
4.15%, 08/15/44	$354	$303,568
4.30%, 01/02/46	540	464,264
5.50%, 03/15/41	243	246,954
6.00%, 03/01/39	542	589,856
6.13%, 05/15/38	290	317,694
Series 11-C, 5.20%, 06/01/41(a)	250	248,028
Series A, 4.30%, 07/15/48(a)	484	412,599
Series B, 3.70%, 12/01/47(a)	1,105	860,083
Alfa Desarrollo SpA, 4.55%, 09/27/51(a)(b)	818	669,808
Ameren Illinois Co.
2.90%, 06/15/51	356	231,975
3.25%, 03/15/50	262	185,335
3.70%, 12/01/47	442	345,154
4.15%, 03/15/46	505	426,935
4.30%, 07/01/44	195	168,699
4.50%, 03/15/49	493	430,043
4.80%, 12/15/43(a)	235	218,159
5.55%, 07/01/54	545	551,304
5.63%, 03/01/55	825	842,839
5.90%, 12/01/52	258	272,511
American Electric Power Co. Inc., 3.25%, 03/01/50	402	271,112
American Transmission Systems Inc., 5.00%, 09/01/44(b)	281	266,642
Appalachian Power Co.
4.40%, 05/15/44	258	219,370
4.45%, 06/01/45(a)	296	251,990
7.00%, 04/01/38(a)	504	574,732
Series P, 6.70%, 08/15/37	200	222,419
Series Y, 4.50%, 03/01/49	360	302,077
Series Z, 3.70%, 05/01/50(a)	480	354,311
Arizona Public Service Co.
2.65%, 09/15/50	265	163,592
3.35%, 05/15/50	485	342,225
3.50%, 12/01/49	537	386,369
3.75%, 05/15/46	288	223,417
4.20%, 08/15/48	357	294,674
4.25%, 03/01/49	458	376,466
4.35%, 11/15/45(a)	724	617,596
4.50%, 04/01/42	301	266,591
4.70%, 01/15/44	215	186,794
5.05%, 09/01/41(a)	236	225,159
5.90%, 08/15/55	520	535,871
Atlantica Transmision Sur SA, 6.88%, 04/30/43(b)	177	189,937
Avista Corp.
4.00%, 04/01/52	183	143,198
4.35%, 06/01/48	521	439,003
Baltimore Gas & Electric Co.
2.90%, 06/15/50	478	314,358
3.20%, 09/15/49	500	347,939
3.50%, 08/15/46	579	437,686
3.75%, 08/15/47	460	360,688
4.25%, 09/15/48	380	318,380
4.55%, 06/01/52	531	463,137
5.40%, 06/01/53	824	813,846
5.65%, 06/01/54	445	455,923
6.35%, 10/01/36	315	352,532
Basin Electric Power Cooperative
4.75%, 04/26/47(a)(b)	342	304,347
5.85%, 10/15/55(b)	700	701,316
Berkshire Hathaway Energy Co.
2.85%, 05/15/51(a)	1,634	1,041,036

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.80%, 07/15/48	$912	$705,134
4.25%, 10/15/50	998	818,472
4.45%, 01/15/49	988	846,742
4.50%, 02/01/45	676	599,846
4.60%, 05/01/53	1,059	914,400
5.15%, 11/15/43	728	706,404
5.95%, 05/15/37	609	656,643
6.13%, 04/01/36	1,347	1,461,258
Black Hills Corp.
3.88%, 10/15/49(a)	357	268,593
4.20%, 09/15/46	365	295,321
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(b)	199	215,094
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	184	167,971
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42(a)	318	256,740
3.60%, 03/01/52	444	332,512
3.95%, 03/01/48	701	565,444
4.50%, 04/01/44	552	494,199
5.30%, 04/01/53	225	222,960
Series AD, 2.90%, 07/01/50	561	371,973
Series AF, 3.35%, 04/01/51	617	441,531
Series AJ, 4.85%, 10/01/52(a)	242	222,122
CEZ A/S, 5.63%, 04/03/42(b)	463	425,588
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	379	331,681
Cleco Power LLC
6.00%, 12/01/40	195	204,387
6.50%, 12/01/35(a)	165	181,758
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	216	228,955
CMS Energy Corp.
4.70%, 03/31/43	220	195,514
4.88%, 03/01/44	251	228,212
Comision Federal de Electricidad
4.68%, 02/09/51(a)(b)	542	411,589
5.75%, 02/14/42(a)(b)	731	677,065
6.13%, 06/16/45(a)(b)	515	481,917
6.26%, 02/15/52(b)	390	368,079
Commonwealth Edison Co.
3.00%, 03/01/50	648	434,670
3.65%, 06/15/46	555	434,326
3.70%, 03/01/45	558	445,309
3.80%, 10/01/42	390	322,068
4.00%, 03/01/48	776	632,774
4.00%, 03/01/49	413	332,282
4.35%, 11/15/45	458	397,871
4.60%, 08/15/43	320	292,357
4.70%, 01/15/44	397	364,827
5.30%, 02/01/53	589	574,055
5.65%, 06/01/54	525	535,484
5.95%, 06/01/55	410	437,101
6.45%, 01/15/38	374	421,999
Series 123, 3.75%, 08/15/47	687	537,468
Series 127, 3.20%, 11/15/49	370	257,402
Series 130, 3.13%, 03/15/51	1,019	694,081
Series 131, 2.75%, 09/01/51	590	373,426
Series 133, 3.85%, 03/15/52	625	484,735
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	822	668,192
Security	Par (000)	Value
Electric (continued)
4.30%, 04/15/44(a)	$414	$362,122
5.25%, 01/15/53	391	378,901
6.35%, 06/01/36(a)	150	165,403
Series A, 4.15%, 06/01/45	152	127,931
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51	663	453,994
3.60%, 06/15/61	688	483,243
3.70%, 11/15/59	482	347,762
3.85%, 06/15/46	737	591,668
3.95%, 03/01/43	682	570,290
4.45%, 03/15/44	736	650,856
4.50%, 12/01/45	741	654,237
4.50%, 05/15/58	584	491,196
4.63%, 12/01/54	813	702,654
5.70%, 06/15/40	525	544,526
5.70%, 05/15/54(a)	1,043	1,070,410
5.90%, 11/15/53	935	981,164
6.15%, 11/15/52	800	863,120
Series 06-A, 5.85%, 03/15/36(a)	265	283,148
Series 06-B, 6.20%, 06/15/36	355	390,203
Series 06-E, 5.70%, 12/01/36	202	212,783
Series 07-A, 6.30%, 08/15/37	474	525,095
Series 08-B, 6.75%, 04/01/38	800	920,668
Series 09-C, 5.50%, 12/01/39	775	795,875
Series 12-A, 4.20%, 03/15/42	333	290,592
Series 2017, 3.88%, 06/15/47	680	538,365
Series 20B, 3.95%, 04/01/50	828	662,533
Series A, 4.13%, 05/15/49	681	556,737
Series C, 3.00%, 12/01/60	530	324,464
Series C, 4.00%, 11/15/57	234	179,589
Series C, 4.30%, 12/01/56	843	686,627
Series E, 4.65%, 12/01/48	604	537,755
Consorcio Transmantaro SA, 5.20%, 04/11/38(b)	572	569,799
Constellation Energy Generation LLC
5.60%, 06/15/42	674	683,009
5.75%, 10/01/41	305	313,694
5.75%, 03/15/54	865	877,561
6.25%, 10/01/39	682	745,450
6.50%, 10/01/53	734	812,147
Consumers Energy Co.
3.10%, 08/15/50	512	354,521
3.25%, 08/15/46	525	390,924
3.50%, 08/01/51	431	321,124
3.75%, 02/15/50	315	243,305
3.95%, 05/15/43	339	284,594
3.95%, 07/15/47	400	326,638
4.05%, 05/15/48	531	440,056
4.10%, 11/15/45	150	124,299
4.20%, 09/01/52	340	281,931
4.35%, 04/15/49	504	432,878
4.35%, 08/31/64	296	236,576
Dayton Power & Light Co. (The), 3.95%, 06/15/49	458	345,524
Delmarva Power & Light Co.
4.00%, 06/01/42(a)	243	204,895
4.15%, 05/15/45(a)	206	175,882
Dominion Energy Inc.
4.70%, 12/01/44	472	418,312
4.85%, 08/15/52(a)	545	478,728
7.00%, 06/15/38	743	850,868
Series A, 4.60%, 03/15/49	241	204,733
Series B, 3.30%, 04/15/41	477	363,745

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series C, 4.05%, 09/15/42	$384	$318,383
Series C, 4.90%, 08/01/41	537	500,260
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	338	307,975
5.10%, 06/01/65	546	500,923
5.45%, 02/01/41	312	318,061
6.05%, 01/15/38	578	625,715
6.25%, 10/15/53	515	570,067
DTE Electric Co.
2.95%, 03/01/50	495	335,060
3.70%, 03/15/45	452	360,555
3.70%, 06/01/46	334	262,807
3.75%, 08/15/47	475	371,954
3.95%, 06/15/42	215	180,489
3.95%, 03/01/49	661	534,423
4.30%, 07/01/44	308	267,725
5.40%, 04/01/53(a)	426	423,786
5.70%, 10/01/37	168	178,297
5.85%, 05/15/55(a)	585	616,233
Series A, 4.00%, 04/01/43(a)	281	238,002
Series A, 4.05%, 05/15/48	505	418,111
Series A, 6.63%, 06/01/36	165	186,294
Series B, 3.25%, 04/01/51	382	270,804
Series B, 3.65%, 03/01/52	525	396,139
Duke Energy Carolinas LLC
3.20%, 08/15/49	896	626,064
3.45%, 04/15/51	602	437,046
3.55%, 03/15/52	933	688,427
3.70%, 12/01/47	672	520,761
3.75%, 06/01/45	497	396,202
3.88%, 03/15/46	881	712,979
3.95%, 03/15/48	583	468,922
4.00%, 09/30/42	773	659,214
4.25%, 12/15/41	379	336,401
5.30%, 02/15/40	790	805,753
5.35%, 01/15/53	888	874,126
5.40%, 01/15/54(a)	897	891,457
6.00%, 01/15/38	536	581,983
6.05%, 04/15/38	659	716,721
6.10%, 06/01/37	537	581,727
Duke Energy Corp.
3.30%, 06/15/41	471	365,183
3.50%, 06/15/51	771	545,670
3.75%, 09/01/46	1,478	1,139,496
3.95%, 08/15/47(a)	601	474,178
4.20%, 06/15/49	593	476,594
4.80%, 12/15/45	666	598,557
5.00%, 08/15/52	1,175	1,061,275
5.70%, 09/15/55	1,275	1,272,013
5.80%, 06/15/54	760	767,655
6.10%, 09/15/53	628	660,611
Duke Energy Florida LLC
3.00%, 12/15/51	508	335,422
3.40%, 10/01/46	758	564,236
3.85%, 11/15/42	480	398,303
4.20%, 07/15/48	574	475,009
5.65%, 04/01/40	411	431,136
5.95%, 11/15/52	595	627,153
6.20%, 11/15/53	665	731,527
6.35%, 09/15/37	599	669,080
6.40%, 06/15/38	1,024	1,153,785
Security	Par (000)	Value
Electric (continued)
Duke Energy Indiana LLC
2.75%, 04/01/50	$968	$614,966
3.75%, 05/15/46	586	462,437
5.40%, 04/01/53	555	543,793
5.90%, 05/15/55	245	257,329
6.35%, 08/15/38	565	626,375
6.45%, 04/01/39	500	560,618
Series UUU, 4.20%, 03/15/42	334	285,996
Series WWW, 4.90%, 07/15/43	326	307,310
Series YYY, 3.25%, 10/01/49	651	458,559
Duke Energy Ohio Inc.
3.70%, 06/15/46	279	217,189
4.30%, 02/01/49	479	400,747
5.55%, 03/15/54	395	397,010
5.65%, 04/01/53	355	359,248
Duke Energy Progress LLC
2.50%, 08/15/50	755	454,751
2.90%, 08/15/51	709	457,809
3.60%, 09/15/47	571	435,633
3.70%, 10/15/46	669	521,574
4.00%, 04/01/52	453	360,402
4.10%, 05/15/42	577	498,763
4.10%, 03/15/43	421	359,850
4.15%, 12/01/44	533	454,012
4.20%, 08/15/45	635	540,451
4.38%, 03/30/44	336	293,903
5.35%, 03/15/53	560	548,536
5.55%, 03/15/55	745	751,400
6.30%, 04/01/38	443	494,849
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	701	784,076
El Paso Electric Co., 5.00%, 12/01/44(a)	198	176,892
Electricite de France SA
4.88%, 09/21/38(b)	541	508,177
4.88%, 01/22/44(b)	908	818,289
4.95%, 10/13/45(b)	1,051	946,819
5.00%, 09/21/48(a)(b)	1,214	1,082,375
5.25%, 10/13/55(a)(b)	316	286,540
5.60%, 01/27/40(b)	848	857,928
6.00%, 04/22/64(b)	1,065	1,048,243
6.00%, 01/22/2114(a)(b)	574	565,054
6.38%, 01/13/55(b)	700	733,334
6.90%, 05/23/53(a)(b)	925	1,034,142
6.95%, 01/26/39(b)	1,595	1,786,279
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(a)(b)	145	156,383
Emera U.S. Finance LP, 4.75%, 06/15/46	1,314	1,138,237
Enel Finance America LLC, 2.88%, 07/12/41(b)	561	405,153
Enel Finance International NV
4.75%, 05/25/47(b)	1,671	1,460,412
5.50%, 06/15/52(b)	940	900,611
5.75%, 09/30/55(b)	895	883,625
6.00%, 10/07/39(b)	1,359	1,436,638
6.80%, 09/15/37(a)(b)	1,166	1,314,760
7.75%, 10/14/52(b)	1,099	1,356,318
Engie SA, 5.88%, 04/10/54(b)	20	20,695
Entergy Arkansas LLC
2.65%, 06/15/51	467	285,301
3.35%, 06/15/52	490	341,213
4.20%, 04/01/49	503	413,018
4.95%, 12/15/44(a)	215	199,236

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.75%, 06/01/54	$395	$407,831
Entergy Corp., 3.75%, 06/15/50	590	435,306
Entergy Louisiana LLC
2.90%, 03/15/51	725	466,615
3.10%, 06/15/41	458	349,197
4.20%, 09/01/48	807	665,131
4.20%, 04/01/50	478	389,905
4.75%, 09/15/52	512	456,855
4.95%, 01/15/45	307	284,148
5.70%, 03/15/54	735	745,094
5.80%, 03/15/55	855	880,384
Entergy Mississippi LLC
3.50%, 06/01/51	449	321,841
3.85%, 06/01/49	546	423,802
5.80%, 04/15/55	630	646,530
5.85%, 06/01/54	320	329,085
Entergy Texas Inc.
3.55%, 09/30/49	505	369,096
4.50%, 03/30/39	183	171,785
5.00%, 09/15/52	381	346,970
5.15%, 06/01/45(a)	200	190,022
5.55%, 09/15/54	410	405,631
5.80%, 09/01/53	367	374,003
Evergy Kansas Central Inc.
3.25%, 09/01/49	320	222,558
3.45%, 04/15/50	470	339,397
4.10%, 04/01/43	464	394,182
4.13%, 03/01/42	291	249,827
4.25%, 12/01/45	288	243,079
4.63%, 09/01/43	229	203,270
5.70%, 03/15/53	194	196,647
Evergy Kansas South Inc., 4.30%, 07/15/44(a)(b)	254	212,154
Evergy Metro Inc.
4.20%, 06/15/47	351	291,970
4.20%, 03/15/48	285	237,796
5.30%, 10/01/41	381	377,592
Series 2019, 4.13%, 04/01/49	395	320,502
Series B, 6.05%, 11/15/35(a)	170	185,010
Eversource Energy, 3.45%, 01/15/50	648	470,711
Exelon Corp.
4.10%, 03/15/52	582	457,354
4.45%, 04/15/46	724	619,755
4.70%, 04/15/50	666	578,395
5.10%, 06/15/45	899	844,331
5.60%, 03/15/53	1,010	994,409
5.88%, 03/15/55	460	470,524
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)	485	513,314
FirstEnergy Corp.
Series C, 3.40%, 03/01/50(a)	895	626,784
Series C, 4.85%, 07/15/47	635	564,170
FirstEnergy Pennsylvania Electric Co., 6.15%, 10/01/38(a)	189	204,321
FirstEnergy Transmission LLC
4.55%, 04/01/49(b)	490	424,366
5.45%, 07/15/44(b)	381	371,815
Florida Power & Light Co.
2.88%, 12/04/51	1,375	895,795
3.15%, 10/01/49	935	653,701
3.70%, 12/01/47	748	586,961
3.80%, 12/15/42	384	320,526
Security	Par (000)	Value
Electric (continued)
3.95%, 03/01/48	$849	$691,693
3.99%, 03/01/49	620	503,392
4.05%, 06/01/42	537	466,160
4.05%, 10/01/44	441	372,662
4.13%, 02/01/42	510	446,851
4.13%, 06/01/48	512	425,378
5.13%, 06/01/41(a)	230	228,994
5.25%, 02/01/41	457	460,211
5.30%, 04/01/53	998	979,150
5.60%, 06/15/54	868	892,268
5.65%, 02/01/37	250	266,815
5.69%, 03/01/40	471	498,574
5.70%, 03/15/55	1,015	1,056,722
5.80%, 03/15/65	680	715,533
5.95%, 02/01/38	502	547,296
5.96%, 04/01/39	332	360,369
Georgia Power Co.
4.30%, 03/15/42	865	766,671
4.30%, 03/15/43	364	320,964
5.13%, 05/15/52	685	655,499
5.40%, 06/01/40	247	251,639
5.50%, 10/01/55	700	697,531
Series 10-C, 4.75%, 09/01/40(a)	463	442,535
Series A, 3.25%, 03/15/51	507	355,424
Series B, 3.70%, 01/30/50	944	724,169
Great River Energy, 6.25%, 07/01/38(b)	35	36,386
Iberdrola International BV, 6.75%, 07/15/36	250	284,162
Idaho Power Co.
3.65%, 03/01/45	169	127,236
5.50%, 03/15/53	390	388,434
5.70%, 03/15/55	395	402,174
5.80%, 04/01/54(a)	155	160,363
Series K, 4.20%, 03/01/48	520	435,562
Indiana Michigan Power Co.
3.25%, 05/01/51	285	194,677
4.25%, 08/15/48	505	413,343
5.63%, 04/01/53	465	471,715
6.05%, 03/15/37	263	287,170
Series K, 4.55%, 03/15/46	450	394,065
Series L, 3.75%, 07/01/47	350	269,334
Indianapolis Power & Light Co.
4.05%, 05/01/46(b)	390	313,210
4.70%, 09/01/45(b)	196	167,992
5.70%, 04/01/54(b)	465	470,257
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51(a)(b)	810	629,064
4.88%, 01/14/48(b)	607	488,689
Interchile SA, 4.50%, 06/30/56(b)	1,050	923,895
International Transmission Co., 4.63%, 08/15/43	145	128,506
Interstate Power & Light Co.
3.10%, 11/30/51	188	124,065
3.70%, 09/15/46	289	220,297
4.70%, 10/15/43	133	117,867
5.45%, 09/30/54	210	204,048
6.25%, 07/15/39(a)	165	178,362
Interstate Power and Light Co.
3.50%, 09/30/49(a)	321	234,737
5.60%, 10/01/55	590	580,415
ITC Holdings Corp., 5.30%, 07/01/43	263	253,902
Jersey Central Power & Light Co., 6.15%, 06/01/37(a)	231	250,831

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	$252	$244,730
Kentucky Utilities Co.
3.30%, 06/01/50(a)	371	262,452
4.38%, 10/01/45	524	451,898
5.13%, 11/01/40	747	737,807
5.85%, 08/15/55	760	784,071
Series 1, 4.65%, 11/15/43	212	188,032
LLPL Capital Pte Ltd., 6.88%, 02/04/39(b)	176	184,709
Louisville Gas & Electric Co.
4.25%, 04/01/49	431	355,758
4.38%, 10/01/45	150	129,742
4.65%, 11/15/43(a)	232	205,939
5.13%, 11/15/40(a)	190	187,472
Louisville Gas and Electric Co., Series ., 5.85%, 08/15/55	795	818,916
Majapahit Holding BV, 7.88%, 06/29/37(b)	55	67,266
Massachusetts Electric Co.
4.00%, 08/15/46(b)	630	513,463
5.87%, 02/26/54(b)	260	263,744
5.90%, 11/15/39(b)	487	510,589
MidAmerican Energy Co.
2.70%, 08/01/52	615	388,095
3.15%, 04/15/50	803	556,563
3.65%, 08/01/48	865	659,938
3.95%, 08/01/47	672	543,163
4.25%, 05/01/46	431	370,083
4.25%, 07/15/49	864	721,519
4.40%, 10/15/44	380	333,934
4.80%, 09/15/43	401	372,527
5.30%, 02/01/55	790	768,106
5.75%, 11/01/35	196	210,118
5.80%, 10/15/36	360	388,454
5.85%, 09/15/54(a)	725	764,615
Minejesa Capital BV, 5.63%, 08/10/37(a)(b)	478	475,610
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	453	396,172
Series B, 3.10%, 07/30/51	215	145,191
Monongahela Power Co., 5.40%, 12/15/43(b)	554	553,347
Narragansett Electric Co. (The)
4.17%, 12/10/42(a)(b)	237	198,814
5.64%, 03/15/40(b)	183	189,105
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49	329	281,453
4.40%, 11/01/48	488	419,654
Nevada Power Co.
5.38%, 09/15/40	225	227,212
5.45%, 05/15/41(a)	230	233,040
5.90%, 05/01/53	522	537,760
6.00%, 03/15/54	660	689,172
Series EE, 3.13%, 08/01/50(a)	364	241,478
Series N, 6.65%, 04/01/36	291	328,455
Series R, 6.75%, 07/01/37	335	381,938
New England Power Co.
2.81%, 10/06/50(b)	258	163,741
3.80%, 12/05/47(b)	409	322,275
5.85%, 09/08/55(b)	80	81,582
5.94%, 11/25/52(b)	215	223,608
New York State Electric & Gas Corp., 3.30%, 09/15/49(a)(b)	245	168,094
Security	Par (000)	Value
Electric (continued)
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52	$804	$520,834
5.11%, 09/29/57(b)	15	13,348
5.25%, 02/28/53	1,000	945,112
5.55%, 03/15/54	838	825,803
5.90%, 03/15/55	780	806,616
Niagara Mohawk Power Corp.
3.03%, 06/27/50(b)	419	271,671
4.12%, 11/28/42(a)(b)	305	258,948
5.66%, 01/17/54(b)	530	527,665
5.78%, 09/16/52(b)	395	398,517
6.00%, 07/03/55(b)	1,185	1,227,984
Northern States Power Co./MN
2.60%, 06/01/51	656	413,522
2.90%, 03/01/50	500	334,606
3.20%, 04/01/52	656	464,637
3.40%, 08/15/42	463	363,729
3.60%, 05/15/46	157	122,511
3.60%, 09/15/47	652	503,018
4.00%, 08/15/45	305	253,826
4.13%, 05/15/44	238	203,848
4.50%, 06/01/52	680	591,744
4.85%, 08/15/40	300	292,395
5.10%, 05/15/53	783	750,048
5.35%, 11/01/39	293	301,319
5.40%, 03/15/54	1,020	1,017,039
5.65%, 05/15/55	730	752,648
6.20%, 07/01/37	308	341,200
6.25%, 06/01/36	301	334,880
Northern States Power Co./WI, 5.65%, 06/15/54(a)	560	582,254
NorthWestern Corp., 4.18%, 11/15/44	313	262,397
NSTAR Electric Co.
3.10%, 06/01/51(a)	227	156,606
4.40%, 03/01/44	216	190,414
4.55%, 06/01/52	505	437,174
4.95%, 09/15/52	347	321,627
5.50%, 03/15/40	167	171,957
Oglethorpe Power Corp.
3.75%, 08/01/50	500	367,792
4.20%, 12/01/42	199	163,810
4.25%, 04/01/46(a)	225	178,396
4.50%, 04/01/47	535	456,254
4.55%, 06/01/44(a)	205	176,212
5.05%, 10/01/48	500	456,384
5.25%, 09/01/50	330	302,511
5.38%, 11/01/40	380	376,382
5.80%, 06/01/54	305	302,941
5.90%, 02/01/55	295	298,064
5.95%, 11/01/39	178	187,699
6.20%, 12/01/53	360	378,310
Ohio Edison Co.
6.88%, 07/15/36	265	304,440
8.25%, 10/15/38(a)	210	269,900
Ohio Power Co.
4.00%, 06/01/49	442	343,987
4.15%, 04/01/48	535	425,998
Series R, 2.90%, 10/01/51	555	347,978
Oklahoma Gas & Electric Co.
3.85%, 08/15/47	330	261,426
3.90%, 05/01/43	210	170,654
4.00%, 12/15/44	210	171,457

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.15%, 04/01/47	$341	$282,146
4.55%, 03/15/44	231	205,243
5.25%, 05/15/41(a)	190	192,703
5.60%, 04/01/53(a)	577	579,900
5.80%, 04/01/55(a)	260	267,225
5.85%, 06/01/40	140	147,942
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	542	334,242
3.10%, 09/15/49	673	457,537
3.70%, 05/15/50	411	309,601
3.75%, 04/01/45	524	417,895
3.80%, 09/30/47	343	269,179
3.80%, 06/01/49	583	453,116
4.10%, 11/15/48	459	375,369
4.55%, 12/01/41	195	177,498
4.60%, 06/01/52	421	362,530
4.95%, 09/15/52	908	831,736
5.25%, 09/30/40	421	422,507
5.30%, 06/01/42	357	353,291
5.35%, 10/01/52	440	427,435
5.55%, 06/15/54	780	775,825
5.80%, 04/01/55(b)	595	613,733
7.50%, 09/01/38	223	271,785
Pacific Gas and Electric Co.
3.30%, 08/01/40	816	619,670
3.50%, 08/01/50	1,855	1,267,597
3.75%, 08/15/42	373	284,595
3.95%, 12/01/47	839	630,392
4.00%, 12/01/46	641	484,641
4.20%, 06/01/41	463	383,209
4.25%, 03/15/46(a)	492	388,220
4.30%, 03/15/45	560	450,656
4.45%, 04/15/42(a)	371	309,827
4.50%, 07/01/40	1,701	1,478,704
4.50%, 12/15/41	214	177,593
4.60%, 06/15/43	325	273,996
4.75%, 02/15/44	514	438,827
4.95%, 07/01/50	2,880	2,478,938
5.25%, 03/01/52	857	759,306
5.90%, 10/01/54	882	858,660
6.10%, 10/15/55	1,165	1,164,134
6.15%, 03/01/55	905	911,132
6.70%, 04/01/53	898	962,283
6.75%, 01/15/53	1,645	1,776,795
PacifiCorp
2.90%, 06/15/52	1,417	865,536
3.30%, 03/15/51	948	626,247
4.10%, 02/01/42	395	326,769
4.13%, 01/15/49	550	429,507
4.15%, 02/15/50	707	551,730
5.35%, 12/01/53	1,147	1,057,048
5.50%, 05/15/54	975	920,415
5.75%, 04/01/37	645	671,342
5.80%, 01/15/55	1,599	1,561,663
6.00%, 01/15/39	629	665,235
6.10%, 08/01/36	370	397,618
6.25%, 10/15/37	523	562,886
6.35%, 07/15/38	270	290,499
PECO Energy Co.
2.80%, 06/15/50	387	251,811
2.85%, 09/15/51	545	352,107
Security	Par (000)	Value
Electric (continued)
3.00%, 09/15/49	$420	$284,343
3.05%, 03/15/51	380	254,247
3.70%, 09/15/47	358	280,596
3.90%, 03/01/48	719	580,670
4.15%, 10/01/44	324	276,520
4.38%, 08/15/52	462	391,970
4.60%, 05/15/52	400	354,750
4.80%, 10/15/43(a)	330	304,481
5.25%, 09/15/54	630	611,770
5.65%, 09/15/55	1,210	1,241,253
5.95%, 10/01/36	216	234,821
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50(a)(b)	965	731,536
4.38%, 02/05/50(b)	495	402,231
4.88%, 07/17/49(b)	893	779,261
5.25%, 10/24/42(b)	995	938,880
5.25%, 05/15/47(a)(b)	565	524,667
6.15%, 05/21/48(b)	845	874,326
6.25%, 01/25/49(b)	660	690,574
Potomac Electric Power Co.
4.15%, 03/15/43	541	465,741
5.50%, 03/15/54	345	344,289
6.50%, 11/15/37	465	524,738
7.90%, 12/15/38(a)	230	294,706
PPL Electric Utilities Corp.
3.00%, 10/01/49	390	263,632
3.95%, 06/01/47	510	417,760
4.13%, 06/15/44	227	194,514
4.15%, 10/01/45	374	319,444
4.15%, 06/15/48	382	320,094
4.75%, 07/15/43	325	302,052
5.20%, 07/15/41(a)	235	232,882
5.25%, 05/15/53	178	174,228
5.55%, 08/15/55	1,015	1,029,843
6.25%, 05/15/39	130	144,802
Progress Energy Inc., 6.00%, 12/01/39	560	597,079
Public Service Co. of Colorado
3.55%, 06/15/46(a)	222	166,316
3.60%, 09/15/42	378	300,505
3.80%, 06/15/47	468	364,395
3.95%, 03/15/43	199	161,573
4.05%, 09/15/49	468	370,202
4.10%, 06/15/48	422	341,606
4.30%, 03/15/44	395	339,042
4.50%, 06/01/52	633	542,321
4.75%, 08/15/41	110	101,659
5.25%, 04/01/53	1,011	962,602
5.75%, 05/15/54	885	905,847
5.85%, 05/15/55	1,030	1,066,580
6.50%, 08/01/38	295	330,440
Series 17, 6.25%, 09/01/37	275	300,516
Series 34, 3.20%, 03/01/50	570	394,633
Series 36, 2.70%, 01/15/51	510	314,926
Public Service Co. of New Hampshire
3.60%, 07/01/49	312	237,350
5.15%, 01/15/53	222	211,406
Public Service Co. of Oklahoma
5.45%, 01/15/36	885	906,698
Series G, 6.63%, 11/15/37(a)	149	166,089
Series K, 3.15%, 08/15/51	407	269,917

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Electric & Gas Co.
2.05%, 08/01/50	$543	$299,399
2.70%, 05/01/50	359	227,618
3.00%, 03/01/51	512	344,885
3.15%, 01/01/50	418	294,371
3.20%, 08/01/49	485	342,725
3.60%, 12/01/47	537	412,608
3.65%, 09/01/42	225	182,637
3.80%, 01/01/43	350	288,547
3.80%, 03/01/46	441	354,654
3.85%, 05/01/49	621	490,417
3.95%, 05/01/42	406	344,360
4.05%, 05/01/48	515	423,713
4.15%, 11/01/45(a)	254	211,245
5.13%, 03/15/53	400	383,883
5.30%, 08/01/54	710	695,183
5.38%, 11/01/39(a)	160	164,824
5.45%, 08/01/53	383	383,922
5.45%, 03/01/54	525	525,842
5.50%, 03/01/40	245	252,972
5.70%, 12/01/36	224	238,431
5.80%, 05/01/37	237	254,661
Series I, 4.00%, 06/01/44	220	180,689
Series K, 4.05%, 05/01/45(a)	159	130,759
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55	470	473,983
Puget Sound Energy Inc.
2.89%, 09/15/51	200	128,740
3.25%, 09/15/49	571	394,656
4.22%, 06/15/48	384	317,457
4.30%, 05/20/45	181	151,012
4.43%, 11/15/41	346	303,967
5.45%, 06/01/53	261	256,003
5.60%, 09/15/55	925	923,121
5.64%, 04/15/41	25	25,176
5.69%, 06/15/54	315	322,174
5.76%, 10/01/39	270	282,259
5.76%, 07/15/40(a)	190	195,472
5.80%, 03/15/40	269	279,221
6.27%, 03/15/37	225	246,059
6.72%, 06/15/36	200	223,833
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)(b)	755	799,205
RWE Finance U.S. LLC
5.88%, 09/18/55(b)	925	911,013
6.25%, 04/16/54(a)(b)	820	844,031
San Diego Gas & Electric Co.
3.70%, 03/15/52	443	326,995
3.95%, 11/15/41(a)	201	167,593
4.15%, 05/15/48	385	314,302
4.30%, 04/01/42(a)	142	122,619
4.50%, 08/15/40	367	339,420
5.35%, 05/15/40	170	170,433
5.35%, 04/01/53	714	689,168
5.55%, 04/15/54	583	578,628
6.00%, 06/01/39	78	84,428
Series FFF, 6.13%, 09/15/37(a)	180	193,871
Series RRR, 3.75%, 06/01/47	591	454,901
Series TTT, 4.10%, 06/15/49	506	407,437
Series UUU, 3.32%, 04/15/50	492	345,939
Series WWW, 2.95%, 08/15/51	597	389,928
Security	Par (000)	Value
Electric (continued)
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	$1,180	$1,168,454
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(b)	1,142	1,176,251
Sempra
3.80%, 02/01/38	1,033	886,858
4.00%, 02/01/48	843	653,733
6.00%, 10/15/39	717	749,051
Sierra Pacific Power Co.
5.90%, 03/15/54	487	496,175
Series P, 6.75%, 07/01/37(a)	245	274,490
Southern California Edison Co.
3.45%, 02/01/52	700	470,217
3.65%, 02/01/50	1,172	826,623
3.90%, 12/01/41	225	176,241
4.00%, 04/01/47	1,719	1,311,505
4.05%, 03/15/42(a)	375	302,540
4.50%, 09/01/40	1,132	998,052
4.65%, 10/01/43	686	588,927
5.50%, 03/15/40	556	546,034
5.63%, 02/01/36	289	292,851
5.70%, 03/01/53	610	578,671
5.75%, 04/15/54	320	305,261
5.88%, 12/01/53(a)	756	735,847
5.90%, 03/01/55	710	698,632
6.05%, 03/15/39	626	643,982
6.20%, 09/15/55(a)	740	755,233
Series 05-B, 5.55%, 01/15/36	235	237,025
Series 06-E, 5.55%, 01/15/37	463	466,603
Series 08-A, 5.95%, 02/01/38	627	642,482
Series 13-A, 3.90%, 03/15/43	387	302,709
Series 20A, 2.95%, 02/01/51(a)	785	484,354
Series B, 4.88%, 03/01/49(a)	601	513,429
Series C, 3.60%, 02/01/45	383	279,754
Series C, 4.13%, 03/01/48	1,295	1,001,092
Series E, 5.45%, 06/01/52	465	428,020
Series H, 3.65%, 06/01/51	523	365,113
Southern Co. (The)
4.25%, 07/01/36	442	412,892
4.40%, 07/01/46	1,864	1,597,074
Southern Power Co.
5.15%, 09/15/41(a)	575	556,273
5.25%, 07/15/43	365	350,552
Series F, 4.95%, 12/15/46	178	160,222
Southwestern Electric Power Co.
3.25%, 11/01/51	630	423,918
6.20%, 03/15/40	279	296,381
Series J, 3.90%, 04/01/45	343	268,356
Series L, 3.85%, 02/01/48	535	404,676
Southwestern Public Service Co.
3.40%, 08/15/46	382	275,510
3.70%, 08/15/47	497	377,904
3.75%, 06/15/49	325	244,157
4.50%, 08/15/41	383	347,351
6.00%, 10/01/36	176	184,250
6.00%, 06/01/54	800	833,741
Series 6, 4.40%, 11/15/48	342	286,418
Series 8, 3.15%, 05/01/50	518	347,021
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)	370	356,692

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(b)	$475	$457,288
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(b)	720	734,920
State Grid Overseas Investment BVI Ltd., 4.00%, 05/04/47(a)(b)	425	385,439
Tampa Electric Co.
3.45%, 03/15/51	205	147,203
3.63%, 06/15/50	300	221,246
4.10%, 06/15/42	369	314,567
4.20%, 05/15/45(a)	20	16,467
4.30%, 06/15/48	380	321,017
4.35%, 05/15/44	344	296,843
4.45%, 06/15/49	451	383,644
5.00%, 07/15/52(a)	235	215,541
6.15%, 05/15/37	180	194,531
6.55%, 05/15/36	195	218,075
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(b)	300	294,257
Toledo Edison Co. (The), 6.15%, 05/15/37	100	108,991
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44(a)	196	161,228
6.00%, 06/15/40(b)	277	287,038
Tucson Electric Power Co.
3.25%, 05/01/51	221	148,469
4.00%, 06/15/50	311	240,066
4.85%, 12/01/48	434	388,126
5.50%, 04/15/53(a)	315	307,541
5.90%, 04/15/55(a)	270	278,370
Union Electric Co.
2.63%, 03/15/51	556	343,014
3.25%, 10/01/49	378	264,160
3.65%, 04/15/45	366	287,458
3.90%, 09/15/42	504	422,289
3.90%, 04/01/52	565	443,714
4.00%, 04/01/48	441	354,463
5.13%, 03/15/55	340	321,400
5.25%, 01/15/54(a)	315	302,442
5.30%, 08/01/37(a)	197	200,660
5.45%, 03/15/53	394	387,608
8.45%, 03/15/39	362	471,331
Virginia Electric & Power Co.
2.45%, 12/15/50	1,184	693,971
2.95%, 11/15/51	1,023	658,931
3.30%, 12/01/49	557	391,088
4.00%, 01/15/43	344	288,430
4.45%, 02/15/44	539	474,445
4.60%, 12/01/48	622	544,181
5.35%, 01/15/54	700	674,862
5.45%, 04/01/53	1,042	1,015,623
5.55%, 08/15/54	860	853,685
5.65%, 03/15/55	875	880,757
5.70%, 08/15/53(a)	605	612,927
6.35%, 11/30/37	512	567,034
8.88%, 11/15/38	542	730,224
Series A, 6.00%, 05/15/37(a)	698	754,218
Series B, 3.80%, 09/15/47	588	459,012
Series B, 4.20%, 05/15/45	397	334,316
Series B, 6.00%, 01/15/36	458	494,593
Series C, 4.00%, 11/15/46	547	441,728
Security	Par (000)	Value
Electric (continued)
Series C, 4.63%, 05/15/52	$808	$699,991
Series D, 4.65%, 08/15/43	498	451,509
Virginia Electric and Power Co., Series D, 5.60%, 09/15/55	1,135	1,136,376
Wisconsin Electric Power Co.
3.65%, 12/15/42	201	160,042
4.25%, 06/01/44	201	170,696
4.30%, 12/15/45(a)	181	152,612
4.30%, 10/15/48(a)	328	280,005
5.05%, 10/01/54(a)	190	179,333
5.70%, 12/01/36	160	171,514
Wisconsin Power and Light Co.
3.65%, 04/01/50	389	288,035
4.10%, 10/15/44	185	151,068
6.38%, 08/15/37	230	253,541
7.60%, 10/01/38(a)	185	222,157
Wisconsin Public Service Corp.
2.85%, 12/01/51(a)	315	202,282
3.30%, 09/01/49	129	91,653
3.67%, 12/01/42	283	228,161
4.75%, 11/01/44	390	357,344
Xcel Energy Inc.
3.50%, 12/01/49	476	344,172
4.80%, 09/15/41(a)	238	217,810
6.50%, 07/01/36	345	383,077
		358,514,775
Electrical Components & Equipment — 0.1%
ABB Finance USA Inc., 4.38%, 05/08/42	501	454,088
Emerson Electric Co.
2.75%, 10/15/50	536	349,469
2.80%, 12/21/51	860	561,783
5.25%, 11/15/39	332	339,388
6.13%, 04/15/39(a)	195	213,510
		1,918,238
Electronics — 0.3%
Amphenol Corp.
4.63%, 02/15/36	900	884,522
5.30%, 11/15/55	785	763,906
5.38%, 11/15/54(a)	315	312,347
Fortive Corp., 4.30%, 06/15/46	604	506,804
Honeywell International Inc.
2.80%, 06/01/50	734	480,911
3.81%, 11/21/47	727	576,921
5.25%, 03/01/54(a)	1,600	1,532,842
5.35%, 03/01/64	539	522,054
5.38%, 03/01/41	333	345,142
5.70%, 03/15/36	493	525,714
5.70%, 03/15/37	466	498,080
Tyco Electronics Group SA, 7.13%, 10/01/37	305	361,795
		7,311,038
Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	540	462,986
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41(b)	525	435,435
5.13%, 08/11/61(b)	1,277	1,025,559
Cellnex Finance Co. SA, 3.88%, 07/07/41(b)	200	160,534
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(b)	332	236,281

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
Mexico City Airport Trust
5.50%, 10/31/46(a)(b)	$703	$620,539
5.50%, 07/31/47(b)	1,691	1,488,435
		3,966,783
Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52(a)	377	303,029
Republic Services Inc.
3.05%, 03/01/50	448	310,637
5.70%, 05/15/41	303	318,578
6.20%, 03/01/40	362	400,835
Waste Connections Inc.
2.95%, 01/15/52	701	461,629
3.05%, 04/01/50	607	413,325
Waste Management Inc.
2.50%, 11/15/50	484	295,995
2.95%, 06/01/41	334	254,903
4.10%, 03/01/45	360	305,674
4.15%, 07/15/49	680	570,347
5.35%, 10/15/54	1,105	1,089,089
		4,724,041
Food — 2.3%
Alfa SAB de CV, 6.88%, 03/25/44(b)	532	591,097
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(a)(b)	500	381,936
5.38%, 01/09/36(b)	665	676,540
Campbell's Co. (The)
3.13%, 04/24/50	373	249,318
4.80%, 03/15/48	657	583,815
5.25%, 10/13/54	275	258,285
Cencosud SA, 6.63%, 02/12/45(b)	200	211,840
Conagra Brands Inc.
5.30%, 11/01/38	963	926,626
5.40%, 11/01/48(a)	890	814,973
Flowers Foods Inc., 6.20%, 03/15/55	250	244,533
General Mills Inc.
3.00%, 02/01/51(a)	521	342,615
4.15%, 02/15/43	370	310,949
4.55%, 04/17/38	279	260,722
4.70%, 04/17/48(a)	427	378,682
5.40%, 06/15/40	326	328,057
Gruma SAB de CV, 5.76%, 12/09/54(b)	210	210,744
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	435	338,510
4.70%, 11/10/47(b)	629	553,093
4.88%, 06/27/44(a)(b)	445	402,135
Hershey Co. (The)
2.65%, 06/01/50	303	190,712
3.13%, 11/15/49	334	232,560
3.38%, 08/15/46	259	194,812
Hormel Foods Corp., 3.05%, 06/03/51	499	337,617
Ingredion Inc.
3.90%, 06/01/50	295	223,270
6.63%, 04/15/37	199	223,368
J M Smucker Co. (The)
4.38%, 03/15/45	587	494,594
6.50%, 11/15/43(a)	719	781,947
6.50%, 11/15/53(a)	940	1,039,872
Security	Par (000)	Value
Food (continued)
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co.
4.38%, 02/02/52	$1,280	$1,008,563
5.50%, 01/15/36(a)(b)	1,120	1,134,918
6.25%, 03/01/56(b)	1,455	1,464,588
6.38%, 04/15/66(b)	945	966,754
6.50%, 12/01/52	1,345	1,395,182
7.25%, 11/15/53	1,050	1,189,527
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(b)	975	1,007,455
Kellanova
4.50%, 04/01/46	630	555,027
5.75%, 05/16/54(a)	400	409,650
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	395	412,064
Kraft Heinz Foods Co.
4.38%, 06/01/46	2,525	2,109,456
4.63%, 10/01/39	415	377,795
4.88%, 10/01/49	1,589	1,394,298
5.00%, 06/04/42	1,325	1,222,655
5.20%, 07/15/45	1,481	1,372,482
5.50%, 06/01/50	1,230	1,166,672
6.50%, 02/09/40	853	925,901
6.88%, 01/26/39	965	1,075,938
7.13%, 08/01/39(b)	758	864,318
Kroger Co. (The)
3.88%, 10/15/46	476	374,209
3.95%, 01/15/50	618	480,342
4.45%, 02/01/47	974	831,240
4.65%, 01/15/48	430	374,889
5.00%, 04/15/42	317	300,125
5.15%, 08/01/43	379	360,954
5.40%, 07/15/40	465	466,648
5.40%, 01/15/49	656	638,585
5.50%, 09/15/54	1,930	1,876,620
5.65%, 09/15/64	1,528	1,489,061
6.90%, 04/15/38	530	607,235
Mars Inc.
2.38%, 07/16/40(b)	805	580,452
2.45%, 07/16/50(a)(b)	432	256,468
3.88%, 04/01/39(b)	629	552,318
3.95%, 04/01/44(a)(b)	367	309,191
3.95%, 04/01/49(b)	768	616,400
4.13%, 04/01/54(b)	462	369,089
4.20%, 04/01/59(b)	546	436,968
5.65%, 05/01/45(b)	2,115	2,155,586
5.70%, 05/01/55(b)	4,644	4,725,266
5.80%, 05/01/65(b)	1,000	1,028,523
McCormick & Co. Inc./MD, 4.20%, 08/15/47	214	175,998
Mondelez International Inc., 2.63%, 09/04/50(a)	945	572,788
Nestle Capital Corp., 5.10%, 03/12/54(a)(b)	580	565,956
Nestle Holdings Inc.
2.50%, 09/14/41(b)	435	310,200
2.63%, 09/14/51(a)(b)	517	329,419
3.90%, 09/24/38(a)(b)	1,192	1,086,497
4.00%, 09/24/48(b)	1,937	1,607,021
4.70%, 01/15/53(a)(b)	868	796,237
Sysco Corp.
3.15%, 12/14/51	691	462,904
3.30%, 02/15/50	529	370,199
4.45%, 03/15/48	323	275,739
4.50%, 04/01/46	491	425,130

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.85%, 10/01/45	$540	$492,050
6.60%, 04/01/40	190	212,296
6.60%, 04/01/50	1,219	1,349,290
Tesco PLC, 6.15%, 11/15/37(a)(b)	285	299,584
Tyson Foods Inc.
4.55%, 06/02/47	645	556,355
5.10%, 09/28/48(a)	1,356	1,252,372
5.15%, 08/15/44(a)	367	346,984
		62,153,653
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50(a)(b)	517	451,191
5.50%, 11/02/47	402	371,697
5.50%, 04/30/49(a)(b)	405	372,874
International Paper Co.
4.35%, 08/15/48(a)	886	730,330
4.40%, 08/15/47	564	471,524
4.80%, 06/15/44	675	605,551
5.15%, 05/15/46	390	364,599
6.00%, 11/15/41	618	646,579
7.30%, 11/15/39	359	418,584
Suzano Austria GmbH, 7.00%, 03/16/47(a)(b)	1,178	1,310,041
		5,742,970
Gas — 1.1%
APA Infrastructure Ltd., 5.75%, 09/16/44(a)(b)	280	282,765
Atmos Energy Corp.
2.85%, 02/15/52(a)	784	501,237
3.38%, 09/15/49	350	254,548
4.13%, 10/15/44	771	657,808
4.13%, 03/15/49	641	525,814
4.15%, 01/15/43	544	470,405
4.30%, 10/01/48	626	532,702
5.00%, 12/15/54(a)	645	600,149
5.45%, 01/15/56	800	792,677
5.50%, 06/15/41	445	460,864
5.75%, 10/15/52	452	466,793
6.20%, 11/15/53(a)	464	509,991
Boston Gas Co.
4.49%, 02/15/42(b)	350	303,634
6.12%, 07/20/53(b)	350	359,871
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48(b)	585	473,118
4.49%, 03/04/49(b)	392	321,458
4.50%, 03/10/46(b)	392	327,086
6.42%, 07/18/54(b)	575	607,023
CenterPoint Energy Resources Corp.
5.85%, 01/15/41	361	377,663
6.63%, 11/01/37(a)	275	308,763
Centrica PLC, 5.38%, 10/16/43(b)	354	329,793
East Ohio Gas Co. (The), 3.00%, 06/15/50(b)	702	457,435
KeySpan Gas East Corp.
3.59%, 01/18/52(b)	394	268,303
5.82%, 04/01/41(b)	465	465,495
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	880	988,484
Mega Advance Investments Ltd., 6.38%, 05/12/41(b)	335	373,880
NiSource Inc.
3.95%, 03/30/48	722	575,454
4.38%, 05/15/47	1,057	894,425
4.80%, 02/15/44	905	825,093
Security	Par (000)	Value
Gas (continued)
5.00%, 06/15/52	$404	$366,790
5.25%, 02/15/43	402	391,192
5.65%, 02/01/45	578	577,593
5.80%, 02/01/42	364	369,133
5.85%, 04/01/55	1,495	1,525,453
5.95%, 06/15/41	577	607,691
ONE Gas Inc.
4.50%, 11/01/48	322	278,229
4.66%, 02/01/44	556	504,453
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	277	195,174
3.64%, 11/01/46	315	238,084
4.65%, 08/01/43	294	267,780
5.05%, 05/15/52	342	310,970
Snam SpA, 6.50%, 05/28/55(b)	535	575,678
Southern California Gas Co.
3.75%, 09/15/42	580	470,444
4.45%, 03/15/44	370	324,696
5.13%, 11/15/40	606	596,600
5.60%, 04/01/54	480	483,873
5.75%, 06/01/53	449	454,837
6.00%, 06/15/55	475	498,203
6.35%, 11/15/52(a)	558	613,146
Series KK, 5.75%, 11/15/35(a)	290	306,268
Series UU, 4.13%, 06/01/48	534	433,821
Series VV, 4.30%, 01/15/49	574	478,249
Series WW, 3.95%, 02/15/50	350	273,091
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	641	513,416
4.40%, 06/01/43	379	327,818
4.40%, 05/30/47	417	353,668
5.88%, 03/15/41	751	785,077
Series 21A, 3.15%, 09/30/51	583	382,307
Southwest Gas Corp.
3.18%, 08/15/51	273	189,349
3.80%, 09/29/46	263	202,107
4.15%, 06/01/49	267	216,753
Spire Inc., 4.70%, 08/15/44	245	212,090
Spire Missouri Inc., 3.30%, 06/01/51	255	176,390
Washington Gas Light Co.
3.65%, 09/15/49	375	276,693
Series K, 3.80%, 09/15/46	306	237,783
		29,327,630
Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50	558	388,175
4.10%, 03/01/48(a)	403	337,278
Stanley Black & Decker Inc.
2.75%, 11/15/50	564	336,594
4.85%, 11/15/48(a)	467	409,013
5.20%, 09/01/40	375	363,582
		1,834,642
Health Care - Products — 0.9%
Abbott Laboratories
4.75%, 11/30/36	1,717	1,734,607
4.75%, 04/15/43(a)	566	541,702
4.90%, 11/30/46	2,923	2,805,972
5.30%, 05/27/40	688	714,584
6.00%, 04/01/39(a)	687	765,642
6.15%, 11/30/37	512	577,513

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Alcon Finance Corp.
3.80%, 09/23/49(b)	$371	$286,564
5.75%, 12/06/52(a)(b)	505	519,382
Baxter International Inc.
3.13%, 12/01/51(a)	663	428,158
3.50%, 08/15/46(a)	334	241,595
4.50%, 06/15/43(a)	224	188,655
6.25%, 12/01/37(a)	150	158,978
Boston Scientific Corp.
4.55%, 03/01/39	467	446,852
4.70%, 03/01/49(a)	556	507,764
6.50%, 11/15/35	299	334,268
7.38%, 01/15/40	235	285,637
Covidien International Finance SA, 6.55%, 10/15/37(a)	170	193,988
Danaher Corp.
2.60%, 10/01/50	915	570,991
2.80%, 12/10/51	884	570,993
4.38%, 09/15/45	447	393,890
DH Europe Finance II SARL
3.25%, 11/15/39	848	696,899
3.40%, 11/15/49	742	547,143
GE HealthCare Technologies Inc., 6.38%, 11/22/52	893	980,972
Koninklijke Philips NV
5.00%, 03/15/42	389	367,738
6.88%, 03/11/38	677	765,779
Medtronic Inc.
4.00%, 04/01/43(a)	285	245,392
4.63%, 03/15/45	1,545	1,421,062
Revvity Inc., 3.63%, 03/15/51	309	221,148
Solventum Corp., 5.90%, 04/30/54(a)	1,110	1,128,784
STERIS Irish FinCo Unlimited Co., 3.75%, 03/15/51	583	430,767
Stryker Corp.
2.90%, 06/15/50	695	466,432
4.10%, 04/01/43	392	336,923
4.38%, 05/15/44	413	363,592
4.63%, 03/15/46	792	718,818
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	1,042	773,965
4.10%, 08/15/47	603	509,659
4.89%, 10/07/37	700	694,981
5.30%, 02/01/44	398	397,210
5.40%, 08/10/43	569	576,672
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45(a)	334	293,450
5.75%, 11/30/39	262	274,036
		24,479,157
Health Care - Services — 4.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	222	141,692
Adventist Health System/West, 3.63%, 03/01/49	185	130,641
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	248	182,432
4.27%, 08/15/48	228	192,980
Series 2020, 3.01%, 06/15/50	145	98,436
Aetna Inc.
3.88%, 08/15/47	190	143,834
4.50%, 05/15/42	504	434,967
4.75%, 03/15/44	442	383,357
Security	Par (000)	Value
Health Care - Services (continued)
6.63%, 06/15/36	$872	$956,206
6.75%, 12/15/37	450	498,716
AHS Hospital Corp.
5.02%, 07/01/45	371	355,894
Series 2021, 2.78%, 07/01/51	229	145,399
Allina Health System
2.90%, 11/15/51(a)	222	142,602
4.81%, 11/15/45	254	234,145
Series 2019, 3.89%, 04/15/49(a)	226	176,294
Ascension Health
3.95%, 11/15/46	1,004	828,323
4.85%, 11/15/53(a)	355	325,619
Series B, 3.11%, 11/15/39	434	345,074
Banner Health
2.91%, 01/01/42(a)	245	183,441
2.91%, 01/01/51	260	168,325
Series 2020, 3.18%, 01/01/50(a)	248	173,396
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	193	170,793
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71(a)	10	6,063
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50(a)	235	171,019
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	411	323,583
Baylor Scott & White Holdings
3.97%, 11/15/46	340	278,780
4.19%, 11/15/45	308	261,956
Series 2021, 2.84%, 11/15/50	790	515,953
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51(a)	195	129,473
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	192	136,890
Children's Health System of Texas, 2.51%, 08/15/50	332	199,775
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	297	251,970
Series 2020, 2.59%, 02/01/50(a)	251	156,462
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44(a)	226	200,715
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	270	172,238
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50(a)	79	52,079
Cigna Group (The)
3.20%, 03/15/40	692	540,733
3.40%, 03/15/50	1,322	926,484
3.40%, 03/15/51	1,128	788,335
3.88%, 10/15/47	1,242	969,582
4.80%, 08/15/38	2,282	2,171,859
4.80%, 07/15/46	1,595	1,435,644
4.90%, 12/15/48	3,102	2,797,343
5.25%, 01/15/36	1,100	1,117,309
5.38%, 02/15/42	311	307,345
5.60%, 02/15/54(a)	1,283	1,257,054
6.00%, 01/15/56	945	975,931
6.13%, 11/15/41	659	697,715
City of Hope
Series 2013, 5.62%, 11/15/43	312	311,278
Series 2018, 4.38%, 08/15/48(a)	210	177,973

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	$350	$305,376
CommonSpirit Health
3.82%, 10/01/49	518	395,084
3.91%, 10/01/50	497	377,773
4.19%, 10/01/49	837	676,006
4.35%, 11/01/42(a)	664	581,555
5.55%, 12/01/54	330	323,325
5.58%, 09/01/45(a)	90	89,391
5.66%, 09/01/55	95	94,589
6.46%, 11/01/52	215	235,952
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50(a)	139	91,234
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	246	182,487
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	384	273,867
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	254	202,138
Dignity Health
4.50%, 11/01/42(a)	231	203,988
5.27%, 11/01/64(a)	160	145,772
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	484	396,649
Elevance Health Inc.
3.13%, 05/15/50	950	633,076
3.60%, 03/15/51	1,304	940,581
3.70%, 09/15/49	786	583,126
4.38%, 12/01/47	1,288	1,078,780
4.55%, 03/01/48	791	678,394
4.55%, 05/15/52	781	656,889
4.63%, 05/15/42	888	805,267
4.65%, 01/15/43	1,001	901,718
4.65%, 08/15/44	732	653,549
4.85%, 08/15/54	313	271,620
5.00%, 01/15/36	850	846,542
5.10%, 01/15/44	480	455,077
5.13%, 02/15/53	1,219	1,115,701
5.65%, 06/15/54(a)	1,045	1,029,271
5.70%, 02/15/55	1,480	1,462,725
5.70%, 09/15/55(a)	850	845,556
5.85%, 01/15/36	245	259,272
5.85%, 11/01/64	790	786,330
6.10%, 10/15/52	814	851,021
6.38%, 06/15/37	180	197,434
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49(a)	155	120,834
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	120	110,676
Hackensack Meridian Health Inc.
4.21%, 07/01/48	270	229,124
4.50%, 07/01/57(a)	285	245,238
Series 2020, 2.68%, 09/01/41	395	286,189
Series 2020, 2.88%, 09/01/50	414	270,245
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	80	58,848
HCA Inc.
3.50%, 07/15/51	1,598	1,106,826
4.38%, 03/15/42	479	413,209
4.63%, 03/15/52	1,975	1,639,060
5.13%, 06/15/39	971	944,269
5.25%, 06/15/49	1,884	1,729,502
5.50%, 06/15/47	1,302	1,250,466
Security	Par (000)	Value
Health Care - Services (continued)
5.70%, 11/15/55	$1,400	$1,365,506
5.90%, 06/01/53	1,230	1,224,494
5.95%, 09/15/54	1,135	1,138,450
6.00%, 04/01/54	1,440	1,459,767
6.10%, 04/01/64(a)	815	823,853
6.20%, 03/01/55	1,215	1,261,637
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, 06/01/50(b)	734	480,306
5.88%, 06/15/54(a)(b)	885	874,264
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	337	263,872
Humana Inc.
3.95%, 08/15/49	484	362,347
4.63%, 12/01/42	365	317,004
4.80%, 03/15/47	403	345,421
4.95%, 10/01/44	630	560,909
5.50%, 03/15/53	825	765,822
5.75%, 04/15/54	1,060	1,015,084
6.00%, 05/01/55	255	252,888
8.15%, 06/15/38	211	256,479
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	299	244,181
Series 2021, 2.85%, 11/01/51	205	132,344
Inova Health System Foundation, 4.07%, 05/15/52	320	260,442
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	240	177,343
Iowa Health System, Series 2020, 3.67%, 02/15/50	189	142,619
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	571	462,366
Kaiser Foundation Hospitals
4.15%, 05/01/47	1,361	1,152,184
4.88%, 04/01/42(a)	679	654,024
Series 2019, 3.27%, 11/01/49	803	573,416
Series 2021, 2.81%, 06/01/41	1,167	872,149
Series 2021, 3.00%, 06/01/51	1,238	830,038
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	759	686,764
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48	142	111,902
Series 2020, 3.19%, 07/01/49	89	62,835
Series 2020, 3.34%, 07/01/60	399	270,329
Mayo Clinic
3.77%, 11/15/43	200	166,045
Series 2013, 4.00%, 11/15/47	150	122,236
Series 2016, 4.13%, 11/15/52	263	217,604
Series 2021, 3.20%, 11/15/61	486	318,517
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	306	260,434
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	80	58,928
Memorial Health Services, 3.45%, 11/01/49	209	151,664
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	155	127,555
5.00%, 07/01/42	361	351,158
Series 2015, 4.20%, 07/01/55	470	395,135
Series 2020, 2.96%, 01/01/50	50	34,020
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	431	272,121
Montefiore Obligated Group
4.29%, 09/01/50	135	93,140

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Series 18-C, 5.25%, 11/01/48	$162	$136,469
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	199	151,113
MyMichigan Health, Series 2020, 3.41%, 06/01/50	215	152,451
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	237	208,713
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	185	130,879
2.61%, 08/01/60(a)	155	87,253
3.56%, 08/01/36	175	156,353
4.02%, 08/01/45	310	260,840
4.06%, 08/01/56	198	158,024
4.76%, 08/01/2116(a)	180	151,778
Series 2019, 3.95%, 08/01/2119(a)	250	175,845
Northwell Healthcare Inc.
3.81%, 11/01/49	543	405,701
3.98%, 11/01/46(a)	370	295,352
4.26%, 11/01/47	694	578,802
6.15%, 11/01/43	285	297,129
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(a)	284	179,467
Novant Health Inc.
2.64%, 11/01/36	316	253,802
3.17%, 11/01/51	607	416,291
3.32%, 11/01/61(a)	472	310,814
4.37%, 11/01/43	175	148,297
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	54	33,636
NYU Langone Hospitals
5.75%, 07/01/43	80	83,129
Series 2020, 3.38%, 07/01/55	430	303,620
Ochsner Clinic Foundation, 5.90%, 05/15/45(a)	220	227,026
OhioHealth Corp.
2.83%, 11/15/41	265	198,472
Series 2020, 3.04%, 11/15/50	192	133,409
Orlando Health Obligated Group
3.33%, 10/01/50	195	141,512
4.09%, 10/01/48(a)	305	252,108
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	266	233,973
Series 2020, 3.22%, 11/15/50	315	208,463
Piedmont Healthcare Inc.
2.86%, 01/01/52	326	209,683
Series 2042, 2.72%, 01/01/42(a)	217	155,899
Presbyterian Healthcare Services, 4.88%, 08/01/52	252	228,973
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51(a)	672	406,117
Series A, 3.93%, 10/01/48	134	105,007
Series I, 3.74%, 10/01/47	365	279,954
Queen's Health Systems (The), 4.81%, 07/01/52	195	175,668
Quest Diagnostics Inc., 4.70%, 03/30/45(a)	268	244,444
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	230	157,679
Roche Holdings Inc.
2.61%, 12/13/51(b)	1,961	1,222,614
4.00%, 11/28/44(b)	618	527,995
5.22%, 03/08/54(a)(b)	1,505	1,478,839
7.00%, 03/01/39(b)	1,020	1,224,152
Security	Par (000)	Value
Health Care - Services (continued)
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(a)	$190	$120,859
Sentara Health, 2.93%, 11/01/51	210	135,405
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	191	120,721
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45(a)	220	198,965
Stanford Health Care
3.03%, 08/15/51(a)	247	165,733
Series 2018, 3.80%, 11/15/48	384	303,146
Summa Health, 3.51%, 11/15/51	208	169,545
Sutter Health
5.55%, 08/15/53(a)	10	10,172
Series 2018, 4.09%, 08/15/48	198	164,269
Series 20A, 3.16%, 08/15/40	145	115,225
Series 20A, 3.36%, 08/15/50(a)	390	280,107
Texas Health Resources
2.33%, 11/15/50	295	171,233
4.33%, 11/15/55	210	178,244
Toledo Hospital (The), 5.75%, 11/15/38(a)	170	171,234
Trinity Health Corp.
4.13%, 12/01/45	318	271,216
Series 2019, 3.43%, 12/01/48(a)	223	171,539
Series 2021, 2.63%, 12/01/40(a)	276	202,771
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52(a)	110	105,072
UnitedHealth Group Inc.
2.75%, 05/15/40	1,290	965,029
2.90%, 05/15/50(a)	1,236	800,312
3.05%, 05/15/41	1,542	1,177,021
3.13%, 05/15/60(a)	890	554,759
3.25%, 05/15/51	2,074	1,420,542
3.50%, 08/15/39(a)	1,077	900,414
3.70%, 08/15/49	1,240	933,994
3.75%, 10/15/47	946	730,520
3.88%, 08/15/59	1,070	788,942
3.95%, 10/15/42	720	605,152
4.20%, 01/15/47	720	599,162
4.25%, 03/15/43	1,174	1,021,135
4.25%, 04/15/47	723	606,775
4.25%, 06/15/48	1,301	1,079,984
4.38%, 03/15/42	691	615,923
4.45%, 12/15/48	1,048	893,459
4.63%, 11/15/41	713	659,645
4.75%, 07/15/45	1,942	1,768,880
4.75%, 05/15/52	2,100	1,852,107
4.95%, 05/15/62	910	804,479
5.05%, 04/15/53	2,017	1,851,589
5.20%, 04/15/63	1,827	1,672,799
5.38%, 04/15/54	1,820	1,751,073
5.50%, 07/15/44	1,475	1,480,140
5.50%, 04/15/64	1,255	1,205,915
5.63%, 07/15/54	2,695	2,681,048
5.70%, 10/15/40(a)	329	341,552
5.75%, 07/15/64	1,810	1,807,548
5.80%, 03/15/36	1,130	1,209,796
5.88%, 02/15/53	1,825	1,874,076
5.95%, 02/15/41	595	629,728
5.95%, 06/15/55	860	894,795
6.05%, 02/15/63	1,536	1,609,609
6.50%, 06/15/37	860	965,625
6.63%, 11/15/37	700	795,847

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
6.88%, 02/15/38	$1,300	$1,510,085
UPMC, 5.38%, 05/15/43	267	263,897
WakeMed, Series A, 3.29%, 10/01/52(a)	90	62,382
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	190	121,952
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	224	198,830
Series 2021, 3.07%, 03/01/51	308	197,573
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	120	71,480
		131,664,078
Holding Companies - Diversified — 0.0%
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49(a)(b)	782	584,691
JAB Holdings BV
3.75%, 05/28/51(b)	440	308,774
4.50%, 04/08/52(b)	445	352,373
		1,245,838
Home Builders — 0.0%
Sekisui House U.S., Inc.
3.97%, 08/06/61(a)	192	129,220
6.00%, 01/15/43	411	387,267
		516,487
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/51	393	259,008
Household Products & Wares — 0.2%
Church & Dwight Co. Inc.
3.95%, 08/01/47	236	189,549
5.00%, 06/15/52(a)	425	394,326
Kimberly-Clark Corp.
2.88%, 02/07/50	445	300,461
3.20%, 07/30/46	498	364,729
3.70%, 06/01/43(a)	205	167,923
3.90%, 05/04/47	292	236,436
5.30%, 03/01/41	417	423,495
6.63%, 08/01/37	660	769,610
SC Johnson & Son Inc.
4.00%, 05/15/43(b)	365	301,542
4.35%, 09/30/44(a)(b)	250	207,425
4.75%, 10/15/46(b)	750	669,206
4.80%, 09/01/40(b)	488	464,083
		4,488,785
Insurance — 5.0%
200 Park Funding Trust, 5.74%, 02/15/55(b)	795	804,141
Aflac Inc.
4.00%, 10/15/46	361	295,413
4.75%, 01/15/49	609	553,149
6.45%, 08/15/40(a)	224	247,091
AIA Group Ltd.
3.20%, 09/16/40(b)	1,540	1,221,424
4.50%, 03/16/46(a)(b)	830	766,843
4.88%, 03/11/44(a)(b)	527	512,486
5.40%, 09/30/54(a)(b)	565	557,828
Alleghany Corp.
3.25%, 08/15/51	325	226,106
4.90%, 09/15/44	256	239,149
Allstate Corp. (The)
3.85%, 08/10/49	526	412,138
4.20%, 12/15/46	687	578,227
Security	Par (000)	Value
Insurance (continued)
4.50%, 06/15/43	$450	$400,241
5.95%, 04/01/36	450	483,139
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(d)	414	436,964
American Financial Group Inc./OH, 4.50%, 06/15/47	555	473,018
American International Group Inc.
4.38%, 06/30/50	974	822,752
4.50%, 07/16/44	697	620,981
4.75%, 04/01/48	935	840,758
4.80%, 07/10/45	345	317,182
6.25%, 05/01/36	165	177,603
AmFam Holdings Inc., 3.83%, 03/11/51(b)	362	243,752
Aon Corp., 6.25%, 09/30/40	382	418,577
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	508	321,035
3.90%, 02/28/52	826	628,672
Aon Global Ltd.
4.25%, 12/12/42(a)	286	242,014
4.45%, 05/24/43	185	161,650
4.60%, 06/14/44	455	404,180
4.75%, 05/15/45	573	517,893
Aon North America Inc., 5.75%, 03/01/54	1,910	1,928,932
Arch Capital Finance LLC, 5.03%, 12/15/46	430	406,108
Arch Capital Group Ltd., 3.64%, 06/30/50	901	677,432
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	444	429,310
Arthur J Gallagher & Co.
3.05%, 03/09/52	457	296,108
3.50%, 05/20/51	1,140	810,414
5.55%, 02/15/55(a)	1,465	1,423,098
5.75%, 03/02/53	698	696,974
5.75%, 07/15/54	497	497,494
6.75%, 02/15/54	577	649,927
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66, (3-mo. SOFR US + 2.48%)(b)(d)	220	204,139
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51	285	205,351
Athene Holding Ltd.
3.45%, 05/15/52	785	512,800
3.95%, 05/25/51	718	518,200
6.25%, 04/01/54	1,140	1,135,261
6.63%, 05/19/55	490	512,954
Augustar Life Insurance Co., 6.88%, 06/15/42(b)	210	203,886
AXA SA, 6.38%, (1-day SOFR Index + 2.25%)(b)(d)(e)	250	284,240
Axis Specialty Finance PLC, 5.15%, 04/01/45(a)	164	151,427
Beacon Funding Trust, 6.27%, 08/15/54(b)	1,285	1,320,371
Belrose Funding Trust II, 6.79%, 05/15/55(b)	395	420,791
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51	826	507,999
2.85%, 10/15/50(a)	1,800	1,188,648
3.85%, 03/15/52	2,445	1,925,845
4.20%, 08/15/48	2,256	1,929,818
4.25%, 01/15/49	2,175	1,873,135
4.30%, 05/15/43	481	432,791
4.40%, 05/15/42	693	648,209
5.75%, 01/15/40	719	785,344
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	804	764,839
Brighthouse Financial Inc.
3.85%, 12/22/51	273	178,136
4.70%, 06/22/47(a)	921	722,033

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Brown & Brown Inc.
4.95%, 03/17/52	$515	$454,485
6.25%, 06/23/55	970	1,020,104
Chubb Corp. (The)
6.00%, 05/11/37	610	665,596
Series 1, 6.50%, 05/15/38	528	599,316
Chubb INA Holdings LLC
2.85%, 12/15/51(a)	568	374,290
3.05%, 12/15/61	829	522,577
4.15%, 03/13/43	409	358,478
4.35%, 11/03/45	1,510	1,342,111
6.70%, 05/15/36	481	551,242
Corebridge Financial Inc.
4.35%, 04/05/42	565	489,481
4.40%, 04/05/52(a)	1,108	915,486
Empower Finance 2020 LP, 3.08%, 09/17/51(a)(b)	542	358,241
Equitable Holdings Inc., 5.00%, 04/20/48	1,250	1,148,485
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	858	551,584
3.50%, 10/15/50	1,021	721,407
4.87%, 06/01/44	290	264,508
Fairfax Financial Holdings Ltd.
6.10%, 03/15/55	510	525,885
6.35%, 03/22/54	875	925,730
Farmers Insurance Exchange, 4.75%, 11/01/57(b)(d)	232	197,453
Fidelity National Financial Inc., 3.20%, 09/17/51	345	222,185
Five Corners Funding Trust IV, 6.00%, 02/15/53(b)	576	599,609
Global Atlantic Fin Co., 6.75%, 03/15/54(b)	612	638,750
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48(b)	448	392,319
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	681	564,461
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(b)	199	137,152
4.85%, 01/24/77(b)	633	539,055
4.88%, 06/19/64(b)	410	359,829
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	435	283,884
3.60%, 08/19/49	793	599,754
4.30%, 04/15/43	319	278,659
4.40%, 03/15/48	460	399,320
5.95%, 10/15/36	370	400,553
6.10%, 10/01/41	388	417,116
6.63%, 03/30/40	212	239,485
Henneman Trust, 6.58%, 05/15/55(b)	245	259,383
High Street Funding Trust III, 5.81%, 02/15/55(a)(b)	310	310,159
Jackson Financial Inc., 4.00%, 11/23/51	402	287,269
Liberty Mutual Group Inc.
3.95%, 10/15/50(b)	1,335	1,022,996
3.95%, 05/15/60(a)(b)	553	393,308
4.85%, 08/01/44(a)(b)	120	107,519
5.50%, 06/15/52(b)	1,078	1,033,092
6.50%, 05/01/42(a)(b)	207	213,590
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	220	253,398
Lincoln National Corp.
4.35%, 03/01/48	290	237,587
6.30%, 10/09/37	331	355,879
7.00%, 06/15/40	488	552,725
Loews Corp., 4.13%, 05/15/43	445	383,609
Manulife Financial Corp., 5.38%, 03/04/46	714	718,541
Security	Par (000)	Value
Insurance (continued)
Maple Grove Funding Trust I, 4.16%, 08/15/51(a)(b)	$468	$331,869
Markel Group Inc.
3.45%, 05/07/52(a)	576	398,945
4.15%, 09/17/50	440	347,718
4.30%, 11/01/47	278	228,853
5.00%, 03/30/43	345	315,127
5.00%, 04/05/46	616	561,080
5.00%, 05/20/49	558	502,969
6.00%, 05/16/54	535	551,138
Marsh & McLennan Companies Inc.
2.90%, 12/15/51(a)	448	289,664
4.20%, 03/01/48	549	461,082
4.35%, 01/30/47	524	453,399
4.75%, 03/15/39	535	519,407
4.90%, 03/15/49(a)	1,376	1,267,960
5.35%, 11/15/44	435	432,464
5.40%, 03/15/55	1,540	1,516,025
5.45%, 03/15/53	672	666,111
5.45%, 03/15/54(a)	324	322,225
5.70%, 09/15/53	1,029	1,058,803
6.25%, 11/01/52(a)	575	633,088
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)(b)	770	477,924
3.38%, 04/15/50(b)	549	383,273
3.73%, 10/15/70(b)	773	518,600
4.50%, 04/15/65(b)	186	144,003
4.90%, 04/01/77(b)	388	323,572
5.08%, 02/15/69(b)(d)	970	888,989
5.38%, 12/01/41(b)	216	203,052
5.67%, 12/01/52(b)	391	384,718
MetLife Capital Trust IV, 7.88%, 12/15/67(b)	645	723,618
MetLife Inc.
4.05%, 03/01/45	1,395	1,171,627
4.13%, 08/13/42	847	728,848
4.60%, 05/13/46	822	754,200
4.72%, 12/15/44	822	759,281
4.88%, 11/13/43	1,112	1,049,184
5.00%, 07/15/52(a)	1,190	1,111,189
5.25%, 01/15/54(a)	1,088	1,054,060
5.88%, 02/06/41	1,356	1,434,102
6.40%, 12/15/66	1,008	1,063,537
9.25%, 04/08/68(b)	495	597,247
10.75%, 08/01/69	368	491,631
Mutual of Omaha Insurance Co.
6.14%, 01/16/64, (10-year CMT + 2.95%)(a)(b)(d)	192	200,974
6.80%, 06/15/36(a)(b)	93	103,529
National Life Insurance Co., 5.25%, 07/19/68(a)(b)(d)	220	180,648
Nationwide Financial Services Inc.
3.90%, 11/30/49(a)(b)	1,095	845,802
5.30%, 11/18/44(b)	187	177,850
6.75%, 05/15/87	260	261,495
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(b)	1,235	984,202
4.95%, 04/22/44(b)	354	312,592
9.38%, 08/15/39(b)	622	840,861
New York Life Insurance Co.
3.75%, 05/15/50(a)(b)	1,267	962,070
4.45%, 05/15/69(b)	825	656,209
6.75%, 11/15/39(b)	849	972,402

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(b)	$873	$622,813
3.63%, 09/30/59(b)	1,209	849,169
3.85%, 09/30/47(b)	1,219	954,837
6.06%, 03/30/40(b)	1,061	1,129,470
6.17%, 05/29/55(b)	956	1,027,723
Old Republic International Corp., 3.85%, 06/11/51	692	508,723
Omnis Funding Trust, 6.72%, 05/15/55(b)	555	591,937
OneAmerica Financial Partners Inc., 4.25%, 10/15/50(b)	281	221,527
Pacific Life Insurance Co.
4.30%, 10/24/67(b)(d)	725	589,949
5.95%, 09/15/55(b)	75	77,013
9.25%, 06/15/39(b)	245	335,328
Pacific LifeCorp
3.35%, 09/15/50(b)	694	487,144
5.13%, 01/30/43(b)	434	416,879
5.40%, 09/15/52(a)(b)	700	684,081
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	350	237,700
Pine Street Trust II, 5.57%, 02/15/49(b)	368	350,826
Pine Street Trust III, 6.22%, 05/15/54(b)	485	501,946
Principal Financial Group Inc.
4.30%, 11/15/46	382	328,866
4.35%, 05/15/43	241	211,711
4.63%, 09/15/42	306	280,532
5.50%, 03/15/53	377	379,388
6.05%, 10/15/36(a)	461	501,032
Progressive Corp. (The)
3.70%, 01/26/45	299	240,947
3.70%, 03/15/52	410	318,528
3.95%, 03/26/50	728	587,647
4.13%, 04/15/47	726	615,947
4.20%, 03/15/48	575	489,103
4.35%, 04/25/44	359	317,954
Protective Life Corp., 5.35%, 08/10/52(b)	10	9,486
Prudential Financial Inc.
3.00%, 03/10/40	757	592,199
3.70%, 03/13/51	1,440	1,091,457
3.91%, 12/07/47	833	666,175
3.94%, 12/07/49	1,141	905,069
4.35%, 02/25/50	1,000	847,302
4.42%, 03/27/48	720	622,690
4.60%, 05/15/44	628	564,740
5.70%, 12/14/36	757	804,657
6.63%, 12/01/37(a)	413	471,673
6.63%, 06/21/40	169	193,889
Securian Financial Group Inc., 4.80%, 04/15/48(b)	290	257,976
Selective Insurance Group Inc., 5.38%, 03/01/49	307	284,299
Swiss RE Subordinated Finance PLC, 6.19%, 04/01/46, (3-mo. CME Term SOFR +2.13%)(b)(d)	400	418,512
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	190	167,334
Symetra Life Insurance Co., 6.55%, 10/01/55(b)	370	389,947
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(b)	1,131	784,075
4.27%, 05/15/47(b)	2,182	1,822,439
4.90%, 09/15/44(b)	1,516	1,404,344
6.85%, 12/16/39(b)	1,040	1,194,892
Transatlantic Holdings Inc., 8.00%, 11/30/39	247	311,567
Security	Par (000)	Value
Insurance (continued)
Travelers Companies Inc. (The)
2.55%, 04/27/50(a)	$480	$296,315
3.05%, 06/08/51	705	477,476
3.75%, 05/15/46	544	434,841
4.00%, 05/30/47	632	523,072
4.05%, 03/07/48	760	629,599
4.10%, 03/04/49	541	449,410
4.30%, 08/25/45	441	382,758
4.60%, 08/01/43	375	343,390
5.35%, 11/01/40	639	652,452
5.45%, 05/25/53	689	694,522
5.70%, 07/24/55	750	777,466
6.25%, 06/15/37	1,015	1,133,166
6.75%, 06/20/36	567	652,942
Trinity Acquisition PLC, 6.13%, 08/15/43	229	234,707
Unum Group
4.05%, 08/15/41(b)	320	263,786
4.13%, 06/15/51	310	237,700
4.50%, 12/15/49	420	344,615
5.75%, 08/15/42(a)	440	439,031
6.00%, 06/15/54	510	513,729
W R Berkley Corp.
3.15%, 09/30/61	214	136,156
3.55%, 03/30/52	302	217,492
4.00%, 05/12/50	412	325,390
4.75%, 08/01/44	333	309,736
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(b)	345	241,831
5.15%, 01/15/49(b)	365	336,528
Willis North America Inc.
3.88%, 09/15/49	581	443,180
5.05%, 09/15/48	433	395,697
5.90%, 03/05/54	660	668,864
WR Berkley Corp., 6.25%, 02/15/37(a)	165	182,004
Wynnton Funding Trust II, 5.99%, 08/15/55(b)	160	164,319
XL Group Ltd., 5.25%, 12/15/43	265	257,597
		134,796,494
Internet — 2.7%
Alibaba Group Holding Ltd.
2.70%, 02/09/41(a)	713	541,339
3.15%, 02/09/51	1,810	1,288,244
3.25%, 02/09/61	1,235	846,723
4.00%, 12/06/37(a)	447	418,542
4.20%, 12/06/47	1,907	1,661,848
4.40%, 12/06/57	754	658,684
5.63%, 11/26/54	585	620,805
Alphabet Inc.
1.90%, 08/15/40	1,632	1,113,882
2.05%, 08/15/50	2,129	1,203,413
2.25%, 08/15/60(a)	1,732	921,622
5.25%, 05/15/55	1,225	1,213,905
5.30%, 05/15/65	1,290	1,267,538
Amazon.com Inc.
2.50%, 06/03/50	2,480	1,527,156
2.70%, 06/03/60	1,739	1,017,695
2.88%, 05/12/41	1,734	1,326,909
3.10%, 05/12/51	3,056	2,097,926
3.25%, 05/12/61	1,489	987,338
3.88%, 08/22/37	1,845	1,702,065
3.95%, 04/13/52	2,441	1,950,508
4.05%, 08/22/47	3,712	3,132,649

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.10%, 04/13/62(a)	$1,609	$1,280,819
4.25%, 08/22/57	2,078	1,722,844
4.95%, 12/05/44(a)	2,023	1,982,329
AppLovin Corp., 5.95%, 12/01/54	180	180,347
Beignet Investor LLC, 6.58%, 05/30/49(b)	50	53,335
eBay Inc.
3.65%, 05/10/51	1,035	778,336
4.00%, 07/15/42	675	563,794
JD.com Inc., 4.13%, 01/14/50	203	174,138
Meta Platforms Inc.
4.45%, 08/15/52	2,899	2,426,186
4.65%, 08/15/62	1,749	1,455,233
5.40%, 08/15/54	3,293	3,170,977
5.50%, 11/15/45	6,520	6,463,613
5.55%, 08/15/64	2,885	2,793,520
5.60%, 05/15/53	2,619	2,597,488
5.63%, 11/15/55	3,160	3,136,230
5.75%, 05/15/63	2,036	2,029,790
5.75%, 11/15/65	5,800	5,751,434
Netflix Inc., 5.40%, 08/15/54	605	600,013
Prosus NV
3.83%, 02/08/51(b)	1,320	903,743
4.03%, 08/03/50(a)(b)	862	615,563
4.99%, 01/19/52(b)	1,057	864,354
Tencent Holdings Ltd.
3.24%, 06/03/50(a)(b)	1,742	1,299,823
3.29%, 06/03/60(a)(b)	920	657,630
3.68%, 04/22/41(a)(b)	717	621,004
3.84%, 04/22/51(a)(b)	1,460	1,212,284
3.93%, 01/19/38(a)(b)	655	616,429
3.94%, 04/22/61(b)	776	632,367
4.53%, 04/11/49(b)	409	380,768
Uber Technologies Inc., 5.35%, 09/15/54(a)	1,247	1,206,387
		71,669,569
Iron & Steel — 0.3%
ArcelorMittal SA
6.35%, 06/17/54(a)	450	473,299
6.75%, 03/01/41	453	494,731
7.00%, 10/15/39	512	577,565
GUSAP III LP, 7.25%, 04/16/44(b)	412	477,632
Nucor Corp.
2.98%, 12/15/55	539	341,561
3.85%, 04/01/52	415	320,966
4.40%, 05/01/48(a)	316	272,147
5.20%, 08/01/43	407	400,556
6.40%, 12/01/37	430	483,151
Reliance Inc., 6.85%, 11/15/36	195	220,308
Steel Dynamics Inc.
3.25%, 10/15/50	434	302,111
5.75%, 05/15/55(a)	395	403,643
Vale Overseas Ltd.
6.40%, 06/28/54(a)	1,595	1,661,660
6.88%, 11/21/36	584	663,637
6.88%, 11/10/39(a)	423	480,209
Vale SA, 5.63%, 09/11/42	416	425,266
		7,998,442
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52	225	181,539
Harley-Davidson Inc., 4.63%, 07/28/45	214	178,003
		359,542
Security	Par (000)	Value
Lodging — 0.0%
Marriott International Inc., 5.50%, 04/15/37	$805	$826,539
Machinery — 0.4%
Caterpillar Inc.
3.25%, 09/19/49	1,155	841,980
3.25%, 04/09/50	1,094	799,751
3.80%, 08/15/42	1,470	1,252,476
4.30%, 05/15/44	486	434,192
4.75%, 05/15/64	580	529,125
5.20%, 05/27/41	766	777,113
5.50%, 05/15/55(a)	385	395,435
6.05%, 08/15/36(a)	498	555,935
Deere & Co.
2.88%, 09/07/49	540	369,516
3.75%, 04/15/50	881	701,886
3.90%, 06/09/42	1,125	979,397
5.70%, 01/19/55	650	683,215
Dover Corp.
5.38%, 03/01/41	282	282,109
6.60%, 03/15/38	241	271,588
Ingersoll Rand Inc., 5.70%, 06/15/54(a)	475	483,777
Otis Worldwide Corp.
3.11%, 02/15/40	760	594,508
3.36%, 02/15/50(a)	750	537,437
Rockwell Automation Inc.
2.80%, 08/15/61(a)	195	117,474
4.20%, 03/01/49(a)	524	445,978
6.25%, 12/01/37	270	306,940
Xylem Inc./New York, 4.38%, 11/01/46	385	328,567
		11,688,399
Manufacturing — 0.5%
3M Co.
3.13%, 09/19/46	503	356,456
3.25%, 08/26/49	936	657,660
3.63%, 10/15/47(a)	571	434,749
3.70%, 04/15/50(a)	647	489,121
3.88%, 06/15/44	149	122,110
4.00%, 09/14/48(a)	1,115	909,839
5.70%, 03/15/37(a)	491	523,752
Eaton Corp.
3.92%, 09/15/47	395	323,710
4.15%, 11/02/42	845	746,398
4.70%, 08/23/52(a)	622	570,088
Illinois Tool Works Inc.
3.90%, 09/01/42	978	835,820
4.88%, 09/15/41	570	553,194
Parker-Hannifin Corp.
4.00%, 06/14/49	814	666,067
4.10%, 03/01/47	609	512,988
4.45%, 11/21/44	357	317,926
6.25%, 05/15/38	330	370,955
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(b)	1,526	1,164,942
3.30%, 09/15/46(b)	1,058	793,780
4.20%, 03/16/47(b)	1,500	1,290,075
4.40%, 05/27/45(b)	1,728	1,538,243
Siemens Funding BV
5.80%, 05/28/55(b)	775	826,927
5.90%, 05/28/65(b)	255	274,943
Textron Inc., 4.95%, 03/15/36	230	227,661
		14,507,404

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media — 3.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	$1,530	$1,103,644
3.50%, 03/01/42	1,131	800,515
3.70%, 04/01/51(a)	1,734	1,133,442
3.85%, 04/01/61(a)	1,854	1,141,171
3.90%, 06/01/52(a)	2,292	1,504,182
3.95%, 06/30/62	1,535	950,493
4.40%, 12/01/61	1,446	979,584
4.80%, 03/01/50	2,749	2,151,284
5.13%, 07/01/49	1,421	1,145,622
5.25%, 04/01/53(a)	1,477	1,202,464
5.38%, 04/01/38	1,335	1,236,579
5.38%, 05/01/47	2,374	2,014,224
5.50%, 04/01/63	876	711,768
5.75%, 04/01/48	2,301	2,040,833
6.48%, 10/23/45	3,705	3,579,217
6.70%, 12/01/55	860	848,047
6.83%, 10/23/55	540	537,000
Comcast Corp.
2.45%, 08/15/52(a)	1,927	1,045,531
2.65%, 08/15/62	1,307	672,432
2.80%, 01/15/51	2,139	1,282,146
2.89%, 11/01/51	5,016	3,039,686
2.94%, 11/01/56	5,293	3,066,973
2.99%, 11/01/63	3,676	2,048,339
3.20%, 07/15/36(a)	1,447	1,223,889
3.25%, 11/01/39	1,327	1,046,444
3.40%, 07/15/46	1,617	1,154,021
3.45%, 02/01/50	2,021	1,389,391
3.75%, 04/01/40	1,648	1,369,274
3.90%, 03/01/38	1,512	1,320,072
3.97%, 11/01/47	2,482	1,907,354
4.00%, 08/15/47	1,694	1,315,442
4.00%, 03/01/48	1,148	882,148
4.00%, 11/01/49	1,945	1,470,745
4.05%, 11/01/52	1,035	776,873
4.60%, 10/15/38	1,252	1,163,388
4.60%, 08/15/45	612	527,358
4.65%, 07/15/42	406	360,565
4.70%, 10/15/48	2,108	1,803,555
4.75%, 03/01/44	344	303,419
4.95%, 10/15/58	859	737,677
5.17%, 01/15/37(b)	150	148,505
5.35%, 05/15/53(a)	1,758	1,631,565
5.50%, 05/15/64(a)	1,501	1,385,374
5.65%, 06/01/54(a)	1,472	1,408,941
6.05%, 05/15/55(a)	735	742,547
6.40%, 03/01/40	301	326,870
6.45%, 03/15/37	665	733,525
6.50%, 11/15/35	617	684,839
6.55%, 07/01/39	360	396,791
6.95%, 08/15/37(a)	493	568,646
Cox Communications Inc.
2.95%, 10/01/50(b)	565	326,839
3.60%, 06/15/51(b)	707	455,685
4.50%, 06/30/43(b)	281	222,755
4.60%, 08/15/47(b)	360	277,512
4.70%, 12/15/42(a)(b)	491	399,395
5.80%, 12/15/53(b)	815	722,908
5.95%, 09/01/54(b)	760	692,519
Security	Par (000)	Value
Media (continued)
8.38%, 03/01/39(b)	$190	$226,897
Fox Corp.
5.48%, 01/25/39	826	830,506
5.58%, 01/25/49(a)	1,123	1,090,188
Grupo Televisa SAB
5.00%, 05/13/45	1,000	692,908
5.25%, 05/24/49	380	262,046
6.13%, 01/31/46	901	723,500
6.63%, 01/15/40	301	276,256
NBCUniversal Media LLC
4.45%, 01/15/43	550	471,121
5.95%, 04/01/41	383	398,622
6.40%, 04/30/40	430	467,263
Paramount Global
4.38%, 03/15/43	1,308	990,586
4.60%, 01/15/45	506	384,558
4.85%, 07/01/42	362	289,940
4.90%, 08/15/44(a)	205	162,046
4.95%, 05/19/50	454	354,644
5.25%, 04/01/44	280	229,557
5.85%, 09/01/43	1,126	1,011,839
5.90%, 10/15/40	215	198,450
6.88%, 04/30/36	583	613,114
Time Warner Cable LLC
4.50%, 09/15/42	1,133	895,904
5.50%, 09/01/41	1,587	1,423,628
5.88%, 11/15/40	1,278	1,195,305
6.55%, 05/01/37	1,622	1,662,449
6.75%, 06/15/39	1,384	1,421,541
7.30%, 07/01/38	1,472	1,580,378
TWDC Enterprises 18 Corp.
3.00%, 07/30/46(a)	388	273,061
3.70%, 12/01/42	407	332,709
4.13%, 06/01/44	787	670,974
4.38%, 08/16/41	305	277,352
Series E, 4.13%, 12/01/41	440	384,848
Walt Disney Co. (The)
2.75%, 09/01/49	1,873	1,214,627
3.50%, 05/13/40	2,026	1,703,484
3.60%, 01/13/51	2,185	1,658,403
3.80%, 05/13/60	300	225,841
4.63%, 03/23/40(a)	995	957,200
4.70%, 03/23/50(a)	1,768	1,614,362
4.75%, 09/15/44	542	504,090
4.75%, 11/15/46	475	437,683
4.95%, 10/15/45	313	297,310
5.40%, 10/01/43	585	594,448
6.15%, 03/01/37	959	1,058,579
6.15%, 02/15/41	728	802,297
6.40%, 12/15/35	883	1,004,067
6.65%, 11/15/37	1,657	1,912,901
7.75%, 12/01/45	250	327,591
		98,217,080
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	416	350,755
4.38%, 06/15/45	278	243,647

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metal Fabricate & Hardware (continued)
Valmont Industries Inc.
5.00%, 10/01/44	$320	$299,959
5.25%, 10/01/54	231	219,144
		1,113,505
Mining — 1.5%
Anglo American Capital PLC
3.95%, 09/10/50(b)	551	424,095
4.75%, 03/16/52(a)(b)	618	537,517
6.00%, 04/05/54(a)(b)	468	484,603
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	464	508,798
Barrick Mining Corp., 5.25%, 04/01/42	345	342,552
Barrick North America Finance LLC
5.70%, 05/30/41	728	749,738
5.75%, 05/01/43	769	794,669
7.50%, 09/15/38	90	108,422
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	670	712,446
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	877	770,287
5.00%, 02/15/36	460	467,249
5.00%, 09/30/43	2,529	2,435,414
5.50%, 09/08/53	878	891,612
5.75%, 09/05/55	600	626,223
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51(b)	598	394,841
3.70%, 01/30/50(b)	2,538	1,844,386
4.25%, 07/17/42(b)	1,195	988,493
4.38%, 02/05/49(b)	1,161	931,076
4.50%, 08/01/47(b)	1,132	940,164
4.88%, 11/04/44(b)	782	689,294
5.63%, 10/18/43(a)(b)	890	860,908
6.15%, 10/24/36(a)(b)	533	570,507
6.30%, 09/08/53(b)	1,185	1,232,139
6.44%, 01/26/36(b)	1,472	1,602,971
6.78%, 01/13/55(b)	650	710,775
Freeport Indonesia PT, 6.20%, 04/14/52(b)	657	680,815
Freeport-McMoRan Inc., 5.45%, 03/15/43(a)	1,867	1,811,194
Fresnillo PLC, 4.25%, 10/02/50(a)(b)	810	648,635
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	478	471,772
6.00%, 11/15/41(b)	481	501,102
6.90%, 11/15/37(b)	398	449,625
Glencore Funding LLC
3.38%, 09/23/51(b)	537	371,436
3.88%, 04/27/51(a)(b)	564	426,850
5.89%, 04/04/54(a)(b)	530	540,314
6.14%, 04/01/55(a)(b)	300	314,669
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.80%, 05/15/50(b)	374	370,204
6.76%, 11/15/48(b)	125	136,577
Industrias Penoles SAB de CV
4.75%, 08/06/50(a)(b)	517	430,776
5.65%, 09/12/49(b)	500	473,583
Kinross Gold Corp., 6.88%, 09/01/41(a)	270	300,506
Minera Mexico SA de CV, 4.50%, 01/26/50(b)	882	746,204
Newmont Corp.
4.88%, 03/15/42	418	404,483
5.45%, 06/09/44	400	404,268
Security	Par (000)	Value
Mining (continued)
Newmont Corp./Newcrest Finance Pty. Ltd.
4.20%, 05/13/50	$449	$377,594
5.75%, 11/15/41	462	477,480
Nexa Resources SA, 6.60%, 04/08/37(b)	55	57,162
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	1,130	713,159
5.20%, 11/02/40	1,138	1,143,525
Rio Tinto Finance USA PLC
4.13%, 08/21/42	777	677,728
4.75%, 03/22/42	458	430,761
5.13%, 03/09/53	998	948,405
5.75%, 03/14/55(a)	1,685	1,742,411
5.88%, 03/14/65	750	784,942
Southern Copper Corp.
5.25%, 11/08/42	1,426	1,387,331
5.88%, 04/23/45	1,291	1,354,765
6.75%, 04/16/40	912	1,041,270
		41,238,725
Oil & Gas — 6.0%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(b)	860	831,987
Aker BP ASA, 5.80%, 10/01/54(b)	810	750,008
APA Corp.
6.75%, 02/15/55(a)	525	522,617
Series ., 4.75%, 04/15/43	70	54,788
Series ., 5.10%, 09/01/40	260	228,752
Series ., 5.35%, 07/01/49	480	398,606
Series ., 6.00%, 01/15/37(a)	60	59,536
Apache Corp.
5.25%, 02/01/42	180	155,323
6.00%, 01/15/37(a)	193	191,655
BG Energy Capital PLC, 5.13%, 10/15/41(b)	724	704,704
BP Capital Markets America Inc.
2.77%, 11/10/50(a)	1,604	1,015,596
2.94%, 06/04/51(a)	2,151	1,397,744
3.00%, 02/24/50	2,085	1,389,087
3.00%, 03/17/52(a)	1,245	820,287
3.06%, 06/17/41	1,280	982,746
3.38%, 02/08/61(a)	2,397	1,603,387
Burlington Resources LLC, 5.95%, 10/15/36	201	217,217
Canadian Natural Resources Ltd.
4.95%, 06/01/47(a)	885	785,347
6.25%, 03/15/38	1,034	1,103,381
6.50%, 02/15/37	517	563,584
6.75%, 02/01/39	195	215,175
Cenovus Energy Inc.
3.75%, 02/15/52(a)	821	583,744
5.25%, 06/15/37	302	294,612
5.40%, 06/15/47	649	599,978
6.75%, 11/15/39(a)	509	561,297
Chevron Corp.
2.98%, 05/11/40	179	141,958
3.08%, 05/11/50	1,028	715,664
Chevron USA Inc.
2.34%, 08/12/50	823	490,045
5.25%, 11/15/43	251	254,133
6.00%, 03/01/41(a)	270	296,365
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(b)	500	553,346
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(b)	250	255,355
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49	470	369,297
4.25%, 05/09/43	220	205,411

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
CNOOC Finance 2014 ULC, 4.88%, 04/30/44(a)	$605	$609,199
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	465	428,761
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)(b)	615	692,543
ConocoPhillips Co.
3.76%, 03/15/42(a)	762	628,269
3.80%, 03/15/52	1,113	840,352
4.03%, 03/15/62	2,247	1,668,976
4.30%, 11/15/44	584	503,812
4.88%, 10/01/47	494	449,962
5.30%, 05/15/53(a)	1,061	1,005,542
5.50%, 01/15/55(a)	1,240	1,208,399
5.55%, 03/15/54(a)	1,119	1,102,158
5.65%, 01/15/65	945	930,520
5.70%, 09/15/63	865	855,460
5.90%, 05/15/38(a)	295	318,366
5.95%, 03/15/46	315	333,289
6.50%, 02/01/39	1,360	1,532,769
6.60%, 10/01/37(a)	225	255,491
Continental Resources Inc./OK, 4.90%, 06/01/44	585	472,777
Coterra Energy Inc., 5.90%, 02/15/55	785	753,368
Devon Energy Corp.
4.75%, 05/15/42	703	609,881
5.00%, 06/15/45	692	598,278
5.60%, 07/15/41	1,142	1,099,963
5.75%, 09/15/54(a)	1,040	957,134
Diamondback Energy Inc.
4.25%, 03/15/52	782	616,033
4.40%, 03/24/51(a)	868	706,617
5.75%, 04/18/54	1,460	1,406,939
5.90%, 04/18/64	1,030	986,878
6.25%, 03/15/53	647	662,452
Empresa Nacional del Petroleo, 4.50%, 09/14/47(b)	591	494,080
Eni SpA
5.70%, 10/01/40(b)	150	147,920
5.95%, 05/15/54(a)(b)	1,240	1,232,766
EOG Resources Inc.
4.95%, 04/15/50(a)	881	803,157
5.10%, 01/15/36(a)	185	188,657
5.35%, 01/15/36	780	803,006
5.65%, 12/01/54(a)	1,036	1,035,986
5.95%, 07/15/55	595	620,661
Equinor ASA
3.25%, 11/18/49	914	655,802
3.63%, 04/06/40	463	394,657
3.70%, 04/06/50	1,094	849,020
3.95%, 05/15/43	709	604,803
4.25%, 11/23/41	565	512,702
4.80%, 11/08/43	651	620,559
5.10%, 08/17/40	763	766,420
Exxon Mobil Corp.
3.00%, 08/16/39	643	516,111
3.10%, 08/16/49	1,417	990,948
3.45%, 04/15/51	2,683	1,971,898
3.57%, 03/06/45	876	698,095
4.11%, 03/01/46	2,556	2,177,494
4.23%, 03/19/40	1,872	1,725,293
4.33%, 03/19/50	2,734	2,349,816
Security	Par (000)	Value
Oil & Gas (continued)
Hess Corp.
5.60%, 02/15/41	$1,114	$1,165,462
5.80%, 04/01/47	645	674,787
6.00%, 01/15/40	629	684,746
KazMunayGas National Co. JSC
5.75%, 04/19/47(b)	1,315	1,246,261
6.38%, 10/24/48(a)(b)	1,350	1,362,561
Marathon Petroleum Corp.
4.50%, 04/01/48	626	507,882
4.75%, 09/15/44	710	618,323
5.00%, 09/15/54	513	436,415
5.85%, 12/15/45	264	259,714
6.50%, 03/01/41	1,073	1,152,987
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	646	696,054
Occidental Petroleum Corp.
0.00%, 10/10/36(a)(f)	465	275,623
4.10%, 02/15/47(a)	281	207,659
4.20%, 03/15/48	370	278,924
4.40%, 04/15/46	452	358,206
4.40%, 08/15/49(a)	314	239,839
4.63%, 06/15/45	221	177,747
6.05%, 10/01/54(a)	985	958,578
6.20%, 03/15/40	625	640,089
6.45%, 09/15/36	2,391	2,538,266
6.60%, 03/15/46	884	925,025
7.95%, 06/15/39	585	689,731
Ovintiv Inc.
6.50%, 02/01/38	405	424,724
6.63%, 08/15/37	165	173,749
7.10%, 07/15/53	464	495,247
Pertamina Persero PT
4.15%, 02/25/60(b)	702	532,577
4.18%, 01/21/50(a)(b)	865	689,820
4.70%, 07/30/49(a)(b)	696	601,568
5.63%, 05/20/43(a)(b)	1,347	1,338,715
6.00%, 05/03/42(b)	1,242	1,284,825
6.45%, 05/30/44(a)(b)	1,468	1,586,878
6.50%, 05/27/41(a)(b)	590	640,271
6.50%, 11/07/48(a)(b)	839	910,486
Petronas Capital Ltd.
3.40%, 04/28/61(a)(b)	1,990	1,388,192
4.50%, 03/18/45(a)(b)	1,659	1,505,427
4.55%, 04/21/50(b)	3,006	2,681,773
4.80%, 04/21/60(b)	1,298	1,195,198
5.85%, 04/03/55(b)	715	763,694
Phillips 66
3.30%, 03/15/52(a)	934	619,936
4.88%, 11/15/44	1,485	1,322,610
5.88%, 05/01/42	1,499	1,525,492
Phillips 66 Co.
4.68%, 02/15/45	489	419,114
4.90%, 10/01/46	708	623,408
5.50%, 03/15/55(a)	640	599,674
5.65%, 06/15/54	730	697,044
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)	50	53,528
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70(a)(b)	710	501,538
4.50%, 10/25/42(b)	205	183,045

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
PTTEP Treasury Center Co. Ltd.
3.90%, 12/06/59(a)(b)	$600	$458,592
6.35%, 06/12/42(b)	595	654,804
Qatar Energy
3.13%, 07/12/41(b)	3,827	2,986,399
3.30%, 07/12/51(b)	3,863	2,785,316
Raizen Fuels Finance SA
6.70%, 02/25/37(b)	800	668,304
6.95%, 03/05/54(b)	1,209	937,217
Reliance Industries Ltd.
3.63%, 01/12/52(a)(b)	1,772	1,316,338
3.75%, 01/12/62(a)(b)	1,066	778,598
Saudi Arabian Oil Co.
3.25%, 11/24/50(b)	1,976	1,363,519
3.50%, 11/24/70(b)	2,090	1,385,043
4.25%, 04/16/39(b)	3,008	2,749,432
4.38%, 04/16/49(b)	2,658	2,268,794
5.75%, 07/17/54(b)	1,997	2,006,825
5.88%, 07/17/64(b)	1,825	1,820,437
6.38%, 06/02/55(b)	1,005	1,083,484
Shell Finance U.S. Inc.
3.25%, 04/06/50(a)	1,836	1,303,017
3.75%, 09/12/46	1,014	806,021
4.00%, 05/10/46	1,503	1,241,278
4.38%, 05/11/45	2,400	2,101,885
4.55%, 08/12/43	922	837,832
Shell International Finance BV
2.88%, 11/26/41	450	334,449
3.00%, 11/26/51(a)	1,084	724,221
3.13%, 11/07/49	1,194	826,227
3.25%, 04/06/50(a)	460	322,324
3.63%, 08/21/42	410	333,773
4.00%, 05/10/46	575	474,631
4.38%, 05/11/45	465	411,613
4.55%, 08/12/43	260	233,777
5.50%, 03/25/40	1,041	1,078,617
6.38%, 12/15/38	2,486	2,813,359
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	425	392,558
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	1,148	1,159,223
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(a)(b)	530	566,278
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(b)	855	779,906
Sinopec Group Overseas Development 2016 Ltd., 4.25%, 05/03/46(b)	555	514,868
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(b)	445	396,486
4.25%, 04/12/47(b)	270	250,444
Sinopec Group Overseas Development 2018 Ltd.
3.10%, 01/08/51(b)	585	442,198
3.35%, 05/13/50(b)	480	380,626
3.44%, 11/12/49(b)	290	233,940
3.68%, 08/08/49(b)	330	277,788
4.60%, 09/12/48(a)(b)	508	493,587
Suncor Energy Inc.
3.75%, 03/04/51(a)	827	595,975
4.00%, 11/15/47	906	696,921
6.50%, 06/15/38	325	351,058
6.80%, 05/15/38	491	542,266
6.85%, 06/01/39	665	740,961
Security	Par (000)	Value
Oil & Gas (continued)
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(b)	$501	$352,671
3.75%, 06/18/50(b)	495	363,301
4.88%, 01/23/43(b)	5	4,465
5.38%, 11/20/48(b)	435	409,401
TotalEnergies Capital International SA
2.99%, 06/29/41(a)	744	564,227
3.13%, 05/29/50	2,418	1,656,240
3.39%, 06/29/60	689	460,232
3.46%, 07/12/49	1,080	794,981
TotalEnergies Capital SA
5.28%, 09/10/54(a)	1,040	996,867
5.43%, 09/10/64	1,127	1,079,875
5.49%, 04/05/54(a)	1,668	1,642,315
5.64%, 04/05/64	1,240	1,232,852
Valero Energy Corp.
3.65%, 12/01/51	800	563,967
4.00%, 06/01/52(a)	585	434,292
4.90%, 03/15/45	516	462,142
6.63%, 06/15/37	1,188	1,313,718
Woodside Finance Ltd., 5.70%, 09/12/54(a)	750	720,751
XTO Energy Inc., 6.75%, 08/01/37	195	224,297
		159,757,986
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	899	881,811
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47(a)	1,396	1,125,349
Halliburton Co.
4.50%, 11/15/41	302	266,121
4.75%, 08/01/43	887	793,834
4.85%, 11/15/35	752	742,430
5.00%, 11/15/45(a)	1,943	1,767,519
6.70%, 09/15/38	763	858,446
7.45%, 09/15/39	888	1,062,349
NOV Inc., 3.95%, 12/01/42	960	756,727
		8,254,586
Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51	625	411,242
4.05%, 12/15/49	373	300,287
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(a)	860	875,483
Sonoco Products Co., 5.75%, 11/01/40(a)	455	463,817
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	245	275,760
		2,326,589
Pharmaceuticals — 6.7%
AbbVie Inc.
4.05%, 11/21/39	3,779	3,387,636
4.25%, 11/21/49	5,557	4,677,565
4.30%, 05/14/36	1,464	1,406,218
4.40%, 11/06/42	2,593	2,343,089
4.45%, 05/14/46	2,331	2,065,267
4.63%, 10/01/42	377	349,711
4.70%, 05/14/45	2,442	2,248,778
4.75%, 03/15/45	1,294	1,199,129
4.85%, 06/15/44	939	883,858
4.88%, 11/14/48	2,015	1,870,342
5.35%, 03/15/44	990	993,992
5.40%, 03/15/54	3,175	3,158,329
5.50%, 03/15/64	1,560	1,562,341
5.60%, 03/15/55	850	871,552

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
AstraZeneca PLC
2.13%, 08/06/50	$414	$237,633
3.00%, 05/28/51	556	384,277
4.00%, 09/18/42	1,031	901,495
4.38%, 11/16/45	912	816,900
4.38%, 08/17/48(a)	677	600,106
6.45%, 09/15/37	2,715	3,103,196
Bayer U.S. Finance II LLC
3.95%, 04/15/45(b)	575	429,924
4.40%, 07/15/44(b)	850	689,629
4.63%, 06/25/38(a)(b)	916	828,955
4.65%, 11/15/43(a)(b)	330	268,573
4.70%, 07/15/64(b)	695	530,976
4.88%, 06/25/48(b)	1,828	1,554,393
Bayer U.S. Finance LLC, 6.88%, 11/21/53(b)	650	704,619
Becton Dickinson & Co.
3.79%, 05/20/50	535	406,985
4.67%, 06/06/47	1,371	1,213,862
4.69%, 12/15/44	906	813,111
Bristol-Myers Squibb Co.
2.35%, 11/13/40	901	638,081
2.55%, 11/13/50	1,473	893,092
3.25%, 08/01/42	385	297,534
3.55%, 03/15/42	1,055	855,048
3.70%, 03/15/52	1,902	1,427,022
3.90%, 03/15/62	1,216	894,251
4.13%, 06/15/39	1,785	1,621,748
4.25%, 10/26/49	3,739	3,111,975
4.35%, 11/15/47	1,616	1,381,759
4.50%, 03/01/44	264	235,914
4.55%, 02/20/48	1,813	1,588,758
4.63%, 05/15/44	774	704,618
5.00%, 08/15/45	734	698,452
5.50%, 02/22/44	505	511,241
5.55%, 02/22/54	2,493	2,480,527
5.65%, 02/22/64	1,903	1,889,101
5.88%, 11/15/36	236	252,362
6.25%, 11/15/53	1,180	1,289,304
6.40%, 11/15/63(a)	1,370	1,514,685
Cardinal Health Inc.
4.37%, 06/15/47	456	383,449
4.50%, 11/15/44	383	330,469
4.60%, 03/15/43	317	279,435
4.90%, 09/15/45	392	355,672
5.75%, 11/15/54	550	558,675
Cencora Inc.
4.25%, 03/01/45	449	380,140
4.30%, 12/15/47	279	233,914
CVS Health Corp.
2.70%, 08/21/40	560	401,737
4.13%, 04/01/40	881	753,964
4.25%, 04/01/50	577	455,609
4.78%, 03/25/38	5,065	4,758,976
5.05%, 03/25/48	7,472	6,681,003
5.13%, 07/20/45(a)	3,191	2,899,940
5.30%, 12/05/43	948	894,791
5.63%, 02/21/53	1,294	1,225,997
5.88%, 06/01/53	1,488	1,461,409
6.00%, 06/01/44	846	856,887
6.00%, 06/01/63	791	781,669
6.05%, 06/01/54(a)	1,065	1,074,549
Security	Par (000)	Value
Pharmaceuticals (continued)
6.13%, 09/15/39	$450	$470,455
6.20%, 09/15/55(a)	1,200	1,232,540
6.25%, 09/15/65	520	529,728
Eli Lilly & Co.
2.25%, 05/15/50	1,154	676,282
2.50%, 09/15/60	1,295	730,335
3.70%, 03/01/45	463	377,150
3.95%, 05/15/47	350	289,165
3.95%, 03/15/49	1,064	871,700
4.15%, 03/15/59	639	515,966
4.88%, 02/27/53	1,157	1,081,394
4.95%, 02/27/63	1,087	1,003,147
5.00%, 02/09/54	1,542	1,463,618
5.05%, 08/14/54	1,415	1,348,103
5.10%, 02/09/64	1,473	1,392,596
5.20%, 08/14/64	856	818,952
5.50%, 02/12/55	1,345	1,370,860
5.55%, 03/15/37	365	392,327
5.55%, 10/15/55	490	501,864
5.60%, 02/12/65(a)	835	860,773
5.65%, 10/15/65	1,050	1,081,530
5.95%, 11/15/37	210	230,050
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	454	399,886
6.38%, 05/15/38	2,523	2,845,136
Johnson & Johnson
2.10%, 09/01/40	1,184	839,421
2.25%, 09/01/50(a)	888	532,830
2.45%, 09/01/60(a)	1,251	712,048
3.40%, 01/15/38	980	865,900
3.50%, 01/15/48(a)	706	553,329
3.55%, 03/01/36	935	861,146
3.63%, 03/03/37	1,498	1,363,883
3.70%, 03/01/46	1,884	1,549,805
3.75%, 03/03/47	1,241	1,017,859
4.50%, 09/01/40(a)	656	636,560
4.50%, 12/05/43	614	580,432
4.85%, 05/15/41	134	133,016
5.25%, 06/01/54(a)	705	718,412
5.85%, 07/15/38	667	738,017
5.95%, 08/15/37	879	990,375
McKesson Corp., 4.88%, 03/15/44(a)	236	215,813
Mead Johnson Nutrition Co.
4.60%, 06/01/44	416	373,874
5.90%, 11/01/39	218	232,803
Merck & Co. Inc.
2.35%, 06/24/40	1,305	943,919
2.45%, 06/24/50	1,199	722,755
2.75%, 12/10/51	2,219	1,408,325
2.90%, 12/10/61	1,567	938,587
3.60%, 09/15/42	416	338,677
3.70%, 02/10/45	1,963	1,581,038
3.90%, 03/07/39	996	893,360
4.00%, 03/07/49	1,267	1,031,960
4.15%, 05/18/43	1,584	1,380,471
4.90%, 05/17/44(a)	965	917,854
5.00%, 05/17/53	1,280	1,204,631
5.15%, 05/17/63	1,023	968,694
5.70%, 09/15/55	1,375	1,418,010
6.55%, 09/15/37	305	351,606

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	$313	$338,477
5.85%, 06/30/39(a)	266	287,449
Mylan Inc.
5.20%, 04/15/48	444	362,081
5.40%, 11/29/43	335	290,900
Novartis Capital Corp.
2.75%, 08/14/50	1,133	747,027
3.70%, 09/21/42	442	367,843
4.00%, 11/20/45	1,115	946,528
4.40%, 05/06/44	1,767	1,602,744
4.70%, 09/18/54	620	565,392
Pfizer Inc.
2.55%, 05/28/40	1,039	766,530
2.70%, 05/28/50(a)	1,208	771,389
3.90%, 03/15/39	1,123	998,218
4.00%, 12/15/36(a)	1,372	1,283,057
4.00%, 03/15/49	1,666	1,356,667
4.10%, 09/15/38	1,141	1,042,726
4.13%, 12/15/46	1,330	1,114,609
4.20%, 09/15/48	1,296	1,093,071
4.30%, 06/15/43	694	610,462
4.40%, 05/15/44	927	832,405
5.60%, 09/15/40	395	409,985
7.20%, 03/15/39	2,258	2,717,526
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43	3,201	3,107,943
5.30%, 05/19/53(a)	5,580	5,397,521
5.34%, 05/19/63	3,962	3,758,949
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40(a)	1,430	1,097,279
3.18%, 07/09/50	1,708	1,162,535
3.38%, 07/09/60	912	595,433
5.65%, 07/05/44	830	850,485
5.65%, 07/05/54	370	373,165
5.80%, 07/05/64	635	639,296
Takeda U.S. Financing Inc., 5.90%, 07/07/55(a)	825	853,750
Utah Acquisition Sub Inc., 5.25%, 06/15/46(a)	908	751,392
Viatris Inc.
3.85%, 06/22/40	1,288	981,210
4.00%, 06/22/50	1,683	1,133,596
Wyeth LLC
5.95%, 04/01/37	2,156	2,336,146
6.00%, 02/15/36	576	629,330
Zoetis Inc.
3.00%, 05/15/50	459	310,501
3.95%, 09/12/47	392	318,678
4.45%, 08/20/48	362	314,754
4.70%, 02/01/43	1,059	982,197
		179,154,411
Pipelines — 4.8%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	2,171	2,042,592
Cameron LNG LLC
3.40%, 01/15/38(b)	168	146,836
3.70%, 01/15/39(b)	640	549,480
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	197	166,001
Colonial Pipeline Co.
4.20%, 04/15/43(a)(b)	200	158,097
4.25%, 04/15/48(a)(b)	636	492,442
Security	Par (000)	Value
Pipelines (continued)
6.38%, 08/01/37(b)	$185	$192,601
Columbia Pipeline Group Inc., 5.80%, 06/01/45	365	362,383
Columbia Pipelines Operating Co. LLC
5.70%, 10/01/54(b)	335	320,905
5.96%, 02/15/55(a)(b)	450	448,816
6.50%, 08/15/43(b)	586	626,153
6.54%, 11/15/53(b)	1,232	1,325,305
6.71%, 08/15/63(b)	556	610,102
DCP Midstream Operating LP
5.60%, 04/01/44	317	308,126
6.45%, 11/03/36(b)	245	259,317
6.75%, 09/15/37(b)	293	317,355
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	940	924,514
6.20%, 01/15/55	190	200,166
Eastern Gas Transmission & Storage Inc.
3.90%, 11/15/49	353	264,442
4.60%, 12/15/44	327	288,061
4.80%, 11/01/43	302	273,249
EIG Pearl Holdings SARL
3.55%, 08/31/36(b)	290	269,264
4.39%, 11/30/46(a)(b)	1,280	1,072,271
Enbridge Energy Partners LP
5.50%, 09/15/40	492	493,026
7.38%, 10/15/45	535	632,297
Series B, 7.50%, 04/15/38	235	277,748
Enbridge Inc.
3.40%, 08/01/51	1,270	875,634
4.00%, 11/15/49	508	390,189
4.50%, 06/10/44	598	512,527
5.50%, 12/01/46	860	853,746
5.95%, 04/05/54(a)	1,054	1,081,959
6.70%, 11/15/53	1,165	1,298,943
Energy Transfer LP
4.95%, 01/15/43	323	287,201
5.00%, 05/15/44	489	431,864
5.00%, 05/15/50	2,072	1,757,144
5.15%, 02/01/43	534	483,304
5.15%, 03/15/45	892	793,361
5.30%, 04/01/44	723	657,004
5.30%, 04/15/47	1,032	928,030
5.35%, 05/15/45	725	663,025
5.40%, 10/01/47	1,610	1,456,192
5.95%, 10/01/43	312	306,870
5.95%, 05/15/54	1,846	1,781,864
6.00%, 06/15/48	1,145	1,117,488
6.05%, 06/01/41	1,184	1,195,234
6.05%, 09/01/54	1,237	1,206,599
6.10%, 02/15/42	250	253,658
6.13%, 12/15/45	1,406	1,400,833
6.20%, 04/01/55	985	982,510
6.25%, 04/15/49	1,827	1,823,232
6.50%, 02/01/42	989	1,041,822
6.63%, 10/15/36	305	332,426
6.85%, 02/15/40	365	393,584
7.50%, 07/01/38	569	659,460
Series 20Y, 5.80%, 06/15/38	610	622,534
Enterprise Products Operating LLC
3.20%, 02/15/52	1,223	830,409
3.30%, 02/15/53	1,177	805,623
3.70%, 01/31/51	1,062	794,776

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
3.95%, 01/31/60	$1,258	$942,539
4.20%, 01/31/50	1,163	951,588
4.25%, 02/15/48	1,741	1,455,599
4.45%, 02/15/43	978	869,017
4.80%, 02/01/49	1,436	1,290,802
4.85%, 08/15/42	815	760,490
4.85%, 03/15/44	1,231	1,142,595
4.90%, 05/15/46	998	917,767
4.95%, 10/15/54	450	407,660
5.10%, 02/15/45	1,059	1,007,354
5.20%, 01/15/36	920	936,896
5.55%, 02/16/55	1,572	1,553,190
5.70%, 02/15/42	641	662,592
5.95%, 02/01/41	715	759,462
6.13%, 10/15/39	600	653,029
6.45%, 09/01/40(a)	760	849,746
7.55%, 04/15/38	160	193,340
Flex Intermediate Holdco LLC, 4.32%, 12/30/39(b)	208	175,945
FLNG Liquefaction 2 LLC
4.13%, 03/31/38(b)	403	377,437
Series B, 6.17%, 12/31/39	30	31,176
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/36(b)	482	425,882
2.94%, 09/30/40(b)	855	730,139
3.25%, 09/30/40(a)(b)	1,195	980,488
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(b)	600	645,069
6.51%, 02/23/42(b)	1,145	1,253,134
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45(a)(b)	212	211,413
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	538	477,721
5.00%, 08/15/42	655	605,544
5.00%, 03/01/43	627	578,272
5.40%, 09/01/44	590	564,098
5.50%, 03/01/44	724	702,861
5.63%, 09/01/41(a)	432	430,160
6.38%, 03/01/41	584	623,884
6.50%, 02/01/37	221	240,703
6.50%, 09/01/39	641	699,174
6.55%, 09/15/40	632	688,927
6.95%, 01/15/38	1,075	1,213,462
7.50%, 11/15/40	390	460,481
Kinder Morgan Inc.
3.25%, 08/01/50	522	347,365
3.60%, 02/15/51	1,074	759,661
5.05%, 02/15/46	813	738,428
5.20%, 03/01/48	918	845,762
5.45%, 08/01/52	808	763,149
5.55%, 06/01/45	1,543	1,500,481
5.95%, 08/01/54(a)	761	768,059
MPLX LP
4.50%, 04/15/38	1,560	1,414,437
4.70%, 04/15/48	1,524	1,275,936
4.90%, 04/15/58	180	150,111
4.95%, 03/14/52	1,458	1,243,624
5.20%, 03/01/47	1,050	943,750
5.20%, 12/01/47	566	507,874
5.50%, 02/15/49	1,656	1,538,878
5.65%, 03/01/53	507	477,238
5.95%, 04/01/55	955	928,597
Security	Par (000)	Value
Pipelines (continued)
6.20%, 09/15/55	$1,210	$1,217,178
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	276	322,598
Northern Natural Gas Co.
3.40%, 10/16/51(a)(b)	764	523,741
4.10%, 09/15/42(b)	288	235,603
4.30%, 01/15/49(b)	687	561,487
5.63%, 02/01/54(b)	547	541,076
ONEOK Inc.
3.95%, 03/01/50	509	372,596
4.20%, 12/01/42	176	139,711
4.20%, 03/15/45	309	239,827
4.20%, 10/03/47	623	485,070
4.25%, 09/15/46	606	475,383
4.45%, 09/01/49(a)	691	553,444
4.50%, 03/15/50	435	353,922
4.85%, 02/01/49	615	525,459
4.95%, 07/13/47(a)	664	575,391
5.05%, 04/01/45	335	296,625
5.15%, 10/15/43	479	437,129
5.20%, 07/15/48	823	733,774
5.45%, 06/01/47	512	470,861
5.60%, 04/01/44	320	301,776
5.70%, 11/01/54	1,430	1,338,008
5.85%, 11/01/64	840	791,149
6.25%, 10/15/55	1,125	1,126,393
6.40%, 05/01/37(a)	190	199,124
6.63%, 09/01/53	1,633	1,718,419
7.15%, 01/15/51	477	528,602
ONEOK Partners LP
6.13%, 02/01/41	603	618,001
6.20%, 09/15/43	353	359,795
6.65%, 10/01/36	500	544,426
6.85%, 10/15/37	548	604,006
Plains All American Pipeline LP / PAA Finance Corp., 5.60%, 01/15/36	335	338,459
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43	329	269,275
4.70%, 06/15/44	629	537,814
4.90%, 02/15/45	654	572,519
5.15%, 06/01/42	429	390,425
6.65%, 01/15/37	447	485,688
Sabal Trail Transmission LLC
4.68%, 05/01/38(b)	384	364,453
4.83%, 05/01/48(a)(b)	504	440,769
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	177	185,390
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54	720	696,766
Southern Natural Gas Co. LLC, 4.80%, 03/15/47(b)	590	523,253
Spectra Energy Partners LP
4.50%, 03/15/45	526	455,744
5.95%, 09/25/43	360	367,561
Targa Resources Corp.
4.95%, 04/15/52	980	838,054
5.65%, 02/15/36(a)	530	543,497
6.13%, 05/15/55	755	758,615
6.25%, 07/01/52	435	444,125
6.50%, 02/15/53	1,007	1,058,432
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	620	733,826
Texas Eastern Transmission LP, 4.15%, 01/15/48(b)	473	380,703

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
TransCanada PipeLines Ltd.
4.88%, 05/15/48(a)	$105	$94,835
5.00%, 10/16/43	320	301,920
5.10%, 03/15/49	958	899,743
5.85%, 03/15/36	420	441,175
6.10%, 06/01/40	685	724,014
6.20%, 10/15/37	882	949,623
7.25%, 08/15/38	520	601,537
7.63%, 01/15/39	1,374	1,646,210
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	569	446,099
4.45%, 08/01/42	460	403,562
4.60%, 03/15/48	662	576,844
5.40%, 08/15/41	324	320,307
Western Midstream Operating LP
5.25%, 02/01/50	913	787,206
5.30%, 03/01/48	685	590,923
5.45%, 04/01/44	501	452,074
5.50%, 08/15/48	569	500,905
Williams Companies Inc. (The)
3.50%, 10/15/51	766	543,602
4.85%, 03/01/48	871	771,971
4.90%, 01/15/45	444	403,472
5.10%, 09/15/45	1,006	932,358
5.30%, 08/15/52(a)	677	635,712
5.40%, 03/04/44	700	678,620
5.75%, 06/24/44	523	528,229
5.80%, 11/15/43	437	440,955
5.80%, 11/15/54	725	727,435
6.00%, 03/15/55	460	473,731
6.30%, 04/15/40	1,014	1,092,124
		127,254,708
Private Equity — 0.2%
Apollo Management Holdings LP, 5.00%, 03/15/48(a)(b)	330	302,017
Brookfield Finance Inc., 5.81%, 03/03/55	600	602,142
Carlyle Finance LLC, 5.65%, 09/15/48(a)(b)	299	295,125
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	719	715,231
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)(b)	923	878,768
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(b)	443	324,492
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(b)	746	533,049
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)(b)	721	485,416
		4,136,240
Real Estate — 0.0%
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	485	560,747
Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51	824	507,275
3.55%, 03/15/52(a)	890	609,767
4.00%, 02/01/50	777	585,545
4.85%, 04/15/49	357	305,241
5.15%, 04/15/53	668	592,029
5.25%, 05/15/36	341	337,973
5.63%, 05/15/54(a)	615	583,177
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
American Homes 4 Rent LP
3.38%, 07/15/51	$240	$164,512
4.30%, 04/15/52	420	337,714
American Tower Corp.
2.95%, 01/15/51	553	356,908
3.10%, 06/15/50	782	527,312
3.70%, 10/15/49	374	281,299
AvalonBay Communities Inc.
3.90%, 10/15/46	341	276,107
4.15%, 07/01/47	325	272,186
4.35%, 04/15/48	298	256,079
Camden Property Trust, 3.35%, 11/01/49	369	265,013
Crown Castle Inc.
2.90%, 04/01/41	578	423,603
3.25%, 01/15/51(a)	607	407,483
4.00%, 11/15/49	567	435,571
4.15%, 07/01/50	245	194,132
4.75%, 05/15/47	462	406,065
5.20%, 02/15/49	331	304,857
Equinix Inc.
2.95%, 09/15/51	328	210,378
3.00%, 07/15/50	248	162,515
3.40%, 02/15/52	413	289,045
ERP Operating LP
4.00%, 08/01/47	300	244,675
4.50%, 07/01/44	617	551,337
4.50%, 06/01/45	442	393,635
Essex Portfolio LP
2.65%, 09/01/50	319	195,685
4.50%, 03/15/48	327	283,794
Federal Realty OP LP
3.63%, 08/01/46(a)	279	203,916
4.50%, 12/01/44(a)	483	426,354
GLP Capital LP / GLP Financing II Inc., 5.75%, 11/01/37	340	337,504
GLP Capital LP/GLP Financing II Inc., 6.25%, 09/15/54(a)	445	442,933
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(b)	248	231,819
Healthpeak OP LLC, 6.75%, 02/01/41	249	276,836
Kilroy Realty LP, 6.25%, 01/15/36	290	299,291
Kimco Realty OP LLC
3.70%, 10/01/49	287	216,939
4.13%, 12/01/46(a)	386	321,642
4.25%, 04/01/45(a)	445	380,535
4.45%, 09/01/47	358	310,787
5.30%, 02/01/36(a)	450	460,859
Mid-America Apartments LP, 2.88%, 09/15/51	375	241,552
NNN REIT Inc.
3.00%, 04/15/52	675	429,719
3.10%, 04/15/50	370	243,581
3.50%, 04/15/51	409	290,222
4.80%, 10/15/48	291	258,969
Prologis LP
2.13%, 10/15/50	513	284,645
3.00%, 04/15/50	627	422,345
3.05%, 03/01/50	363	246,865
4.38%, 09/15/48	381	326,056
5.25%, 06/15/53	973	946,234
5.25%, 03/15/54	940	913,194
Public Storage Operating Co., 5.35%, 08/01/53	932	921,504

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Realty Income Corp.
4.65%, 03/15/47	$547	$491,180
5.38%, 09/01/54	545	535,582
Regency Centers LP
4.40%, 02/01/47	429	371,330
4.65%, 03/15/49	298	263,653
Simon Property Group LP
3.25%, 09/13/49(a)	1,279	896,186
3.80%, 07/15/50	709	544,457
4.25%, 10/01/44	537	460,527
4.25%, 11/30/46	540	456,628
4.75%, 03/15/42	453	419,188
5.85%, 03/08/53(a)	685	706,997
6.65%, 01/15/54	620	705,784
6.75%, 02/01/40(a)	555	639,437
Trust Fibra Uno
6.39%, 01/15/50(a)(b)	865	799,351
6.95%, 01/30/44(b)	720	715,143
8.25%, 01/23/37(b)	280	317,276
Ventas Realty LP
4.38%, 02/01/45(a)	267	228,272
4.88%, 04/15/49	317	281,419
5.70%, 09/30/43	288	289,467
VICI Properties LP
5.63%, 05/15/52	877	830,745
6.13%, 04/01/54	337	340,004
WEA Finance LLC, 4.63%, 09/20/48(a)(b)	443	366,454
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(a)(b)	462	400,739
Welltower OP LLC
4.95%, 09/01/48	582	550,622
5.13%, 03/15/43	185	176,587
6.50%, 03/15/41	370	414,607
Weyerhaeuser Co., 4.00%, 03/09/52(a)	426	332,804
		32,729,652
Retail — 2.6%
7-Eleven Inc.
2.50%, 02/10/41(b)	531	370,317
2.80%, 02/10/51(b)	1,300	805,647
Alimentation Couche-Tard Inc.
3.44%, 05/13/41(b)	526	410,616
3.63%, 05/13/51(a)(b)	395	288,031
3.80%, 01/25/50(b)	818	624,432
4.50%, 07/26/47(b)	459	394,725
5.62%, 02/12/54(a)(b)	590	590,280
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)(b)	535	399,701
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)(b)	685	534,135
Darden Restaurants Inc., 4.55%, 02/15/48(a)	334	277,902
Dick's Sporting Goods Inc., 4.10%, 01/15/52	813	606,545
Dollar General Corp.
4.13%, 04/03/50	456	360,194
5.50%, 11/01/52(a)	255	245,910
Dollar Tree Inc., 3.38%, 12/01/51	507	346,343
El Puerto de Liverpool SAB de CV, 6.66%, 01/22/37(b)	155	165,858
Home Depot Inc. (The)
2.38%, 03/15/51	1,704	996,957
2.75%, 09/15/51	1,176	742,775
3.13%, 12/15/49	1,258	870,823
Security	Par (000)	Value
Retail (continued)
3.30%, 04/15/40(a)	$916	$754,531
3.35%, 04/15/50	1,651	1,191,327
3.50%, 09/15/56	730	521,538
3.63%, 04/15/52	1,785	1,335,177
3.90%, 06/15/47	1,242	1,001,675
4.20%, 04/01/43	723	631,246
4.25%, 04/01/46	1,636	1,408,197
4.40%, 03/15/45	982	866,372
4.50%, 12/06/48	1,506	1,322,971
4.88%, 02/15/44	845	799,357
4.95%, 09/15/52(a)	1,022	950,994
5.30%, 06/25/54	1,885	1,841,348
5.40%, 09/15/40	344	355,347
5.40%, 06/25/64	630	619,996
5.88%, 12/16/36	2,734	2,969,605
5.95%, 04/01/41	827	891,171
Lowe's Companies Inc.
2.80%, 09/15/41	1,027	743,394
3.00%, 10/15/50(a)	1,722	1,117,164
3.50%, 04/01/51	479	339,774
3.70%, 04/15/46	1,354	1,039,179
4.05%, 05/03/47	1,480	1,188,147
4.25%, 04/01/52	1,584	1,268,534
4.38%, 09/15/45	338	288,699
4.45%, 04/01/62	1,235	986,782
4.55%, 04/05/49	632	540,992
4.65%, 04/15/42	424	388,873
5.00%, 04/15/40	155	150,391
5.00%, 09/15/43	195	189,669
5.13%, 04/15/50	474	435,927
5.63%, 04/15/53(a)	1,475	1,456,407
5.75%, 07/01/53(a)	324	324,888
5.80%, 10/15/36	370	395,738
5.80%, 09/15/62	959	958,886
5.85%, 04/01/63	559	562,498
Marks & Spencer PLC, 7.13%, 12/01/37(b)	5	5,530
McDonald's Corp.
3.63%, 05/01/43	336	269,180
3.63%, 09/01/49	1,683	1,257,573
3.70%, 02/15/42	513	422,478
4.20%, 04/01/50	872	713,242
4.45%, 03/01/47	1,625	1,406,213
4.45%, 09/01/48	926	797,329
4.60%, 05/26/45	831	742,454
4.70%, 12/09/35	576	571,704
4.88%, 07/15/40	209	201,781
4.88%, 12/09/45	2,041	1,887,572
5.15%, 09/09/52(a)	771	729,308
5.45%, 08/14/53(a)	1,073	1,060,332
5.70%, 02/01/39	225	238,683
6.30%, 10/15/37(a)	1,282	1,423,851
6.30%, 03/01/38	647	717,899
Starbucks Corp.
3.35%, 03/12/50	565	393,322
3.50%, 11/15/50	1,349	966,918
3.75%, 12/01/47	554	424,271
4.30%, 06/15/45	216	183,484
4.45%, 08/15/49	973	820,481
4.50%, 11/15/48	1,019	868,866
Target Corp.
2.95%, 01/15/52	1,015	665,246

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.63%, 04/15/46	$702	$542,438
3.90%, 11/15/47	630	502,029
4.00%, 07/01/42	954	820,078
4.80%, 01/15/53(a)	1,135	1,030,145
5.25%, 02/15/36(a)	280	288,169
6.50%, 10/15/37	214	243,470
7.00%, 01/15/38	505	592,803
Tiffany & Co., 4.90%, 10/01/44	236	223,883
TJX Companies Inc. (The), 4.50%, 04/15/50(a)	445	394,029
Walmart Inc.
2.50%, 09/22/41	895	648,481
2.65%, 09/22/51	1,434	918,199
2.95%, 09/24/49	446	310,748
3.63%, 12/15/47	497	395,449
3.95%, 06/28/38	329	308,307
4.00%, 04/11/43	342	301,456
4.05%, 06/29/48	1,895	1,600,062
4.30%, 04/22/44	330	298,171
4.50%, 09/09/52	1,014	911,262
4.50%, 04/15/53	1,416	1,268,718
4.88%, 07/08/40	135	135,982
5.00%, 10/25/40	355	361,646
5.63%, 04/01/40	482	520,047
5.63%, 04/15/41	515	550,119
6.20%, 04/15/38(a)	650	737,000
6.50%, 08/15/37	830	966,121
		70,504,514
Semiconductors — 2.4%
Advanced Micro Devices Inc., 4.39%, 06/01/52(a)	336	289,421
Analog Devices Inc.
2.80%, 10/01/41	613	453,700
2.95%, 10/01/51	810	535,715
5.30%, 12/15/45	185	182,191
5.30%, 04/01/54	470	460,857
Applied Materials Inc.
2.75%, 06/01/50(a)	559	365,149
4.35%, 04/01/47	885	772,764
4.60%, 01/15/36	180	178,028
5.85%, 06/15/41	485	517,501
Broadcom Inc.
3.14%, 11/15/35(b)	2,764	2,395,588
3.19%, 11/15/36(b)	3,079	2,627,757
3.50%, 02/15/41	2,605	2,153,832
3.75%, 02/15/51(a)	1,731	1,350,209
4.80%, 02/15/36	2,170	2,153,692
4.90%, 02/15/38	1,810	1,788,052
4.93%, 05/15/37(b)	2,562	2,550,947
Foundry JV Holdco LLC
6.10%, 01/25/36(b)	1,050	1,109,178
6.20%, 01/25/37(b)	1,440	1,531,353
6.30%, 01/25/39(b)	1,030	1,095,511
6.40%, 01/25/38(b)	1,006	1,085,618
Intel Corp.
2.80%, 08/12/41	715	503,247
3.05%, 08/12/51	1,176	745,292
3.10%, 02/15/60	1,188	694,021
3.20%, 08/12/61	625	372,203
3.25%, 11/15/49	1,782	1,187,366
3.73%, 12/08/47	2,011	1,478,265
4.10%, 05/19/46	1,109	873,355
4.10%, 05/11/47	1,301	1,006,024
Security	Par (000)	Value
Semiconductors (continued)
4.25%, 12/15/42	$660	$546,647
4.60%, 03/25/40	529	478,686
4.75%, 03/25/50	3,193	2,702,392
4.80%, 10/01/41	996	897,472
4.90%, 07/29/45	866	765,233
4.90%, 08/05/52	1,643	1,411,096
4.95%, 03/25/60(a)	903	770,226
5.05%, 08/05/62	719	608,300
5.60%, 02/21/54	1,137	1,087,279
5.63%, 02/10/43	1,070	1,055,860
5.70%, 02/10/53	1,851	1,779,547
5.90%, 02/10/63	1,361	1,329,372
KLA Corp.
3.30%, 03/01/50	624	445,031
4.95%, 07/15/52	1,247	1,162,616
5.00%, 03/15/49	410	387,119
5.25%, 07/15/62	803	772,738
Lam Research Corp.
2.88%, 06/15/50(a)	593	393,694
3.13%, 06/15/60	120	77,094
4.88%, 03/15/49	638	595,692
Micron Technology Inc.
3.37%, 11/01/41	366	282,732
3.48%, 11/01/51	256	182,828
6.05%, 11/01/35	880	942,812
NVIDIA Corp.
3.50%, 04/01/40	769	660,179
3.50%, 04/01/50(a)	1,866	1,425,416
3.70%, 04/01/60	303	230,371
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42	310	229,581
3.25%, 05/11/41	856	649,939
3.25%, 11/30/51(a)	291	195,064
Qualcomm Inc.
3.25%, 05/20/50(a)	1,089	769,942
4.30%, 05/20/47	1,413	1,211,956
4.50%, 05/20/52	755	654,124
4.80%, 05/20/45	1,263	1,178,603
6.00%, 05/20/53	1,178	1,262,094
Texas Instruments Inc.
2.70%, 09/15/51	336	209,776
3.88%, 03/15/39	574	512,125
4.10%, 08/16/52	266	215,823
4.15%, 05/15/48	1,562	1,305,220
5.00%, 03/14/53	658	619,021
5.05%, 05/18/63	1,347	1,236,660
5.15%, 02/08/54(a)	705	676,402
TSMC Arizona Corp.
3.13%, 10/25/41	905	744,322
3.25%, 10/25/51(a)	899	699,143
4.50%, 04/22/52(a)	815	783,429
		64,600,492
Software — 2.8%
Electronic Arts Inc., 2.95%, 02/15/51(a)	244	222,709
Fidelity National Information Services Inc.
3.10%, 03/01/41	498	371,954
4.50%, 08/15/46(a)	167	141,109
5.63%, 07/15/52(a)	165	162,077
Series 30Y, 4.75%, 05/15/48	340	292,920
Fiserv Inc., 4.40%, 07/01/49	1,688	1,352,604
Intuit Inc., 5.50%, 09/15/53(a)	1,068	1,072,635

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Microsoft Corp.
2.50%, 09/15/50	$1,411	$881,390
2.53%, 06/01/50	5,966	3,745,442
2.68%, 06/01/60(a)	3,641	2,154,112
2.92%, 03/17/52	5,589	3,769,206
3.04%, 03/17/62	1,719	1,107,784
3.45%, 08/08/36	1,685	1,540,247
3.50%, 11/15/42	506	417,055
3.70%, 08/08/46	1,714	1,407,316
3.75%, 02/12/45	477	404,906
3.95%, 08/08/56	356	287,980
4.00%, 02/12/55	581	476,352
4.10%, 02/06/37	816	786,826
4.20%, 11/03/35(a)	413	414,427
4.25%, 02/06/47(a)	1,081	977,586
4.45%, 11/03/45(a)	1,155	1,080,027
4.50%, 10/01/40	438	429,694
4.50%, 06/15/47	435	398,816
4.50%, 02/06/57(a)	1,185	1,073,377
4.75%, 11/03/55(a)	361	337,672
5.20%, 06/01/39	381	403,510
5.30%, 02/08/41	761	803,536
Oracle Corp.
3.60%, 04/01/40	2,688	2,105,050
3.60%, 04/01/50	4,167	2,826,084
3.65%, 03/25/41	2,337	1,814,851
3.80%, 11/15/37	2,101	1,777,401
3.85%, 07/15/36	1,502	1,311,489
3.85%, 04/01/60(a)	3,278	2,166,747
3.95%, 03/25/51	3,635	2,591,559
4.00%, 07/15/46	2,804	2,101,509
4.00%, 11/15/47	2,087	1,558,484
4.10%, 03/25/61	1,256	865,388
4.13%, 05/15/45	1,827	1,412,428
4.38%, 05/15/55	1,795	1,352,949
4.50%, 07/08/44(a)	1,092	901,481
5.38%, 07/15/40	2,300	2,191,679
5.38%, 09/27/54	2,131	1,873,339
5.50%, 09/27/64	1,159	1,010,562
5.55%, 02/06/53	2,597	2,332,865
5.88%, 09/26/45	3,125	3,008,893
5.95%, 09/26/55	1,470	1,393,699
6.00%, 08/03/55	1,895	1,812,598
6.10%, 09/26/65	2,230	2,126,560
6.13%, 07/08/39(a)	1,506	1,551,848
6.13%, 08/03/65	885	845,681
6.50%, 04/15/38	1,206	1,290,703
6.90%, 11/09/52	2,737	2,918,359
Salesforce Inc.
2.70%, 07/15/41	1,057	775,784
2.90%, 07/15/51(a)	1,730	1,128,738
3.05%, 07/15/61	1,218	760,177
Synopsys Inc., 5.70%, 04/01/55	1,665	1,682,082
		76,002,256
Telecommunications — 5.3%
America Movil SAB de CV
4.38%, 07/16/42	577	509,802
4.38%, 04/22/49(a)	1,233	1,058,919
6.13%, 11/15/37(a)	194	210,749
6.13%, 03/30/40	1,709	1,839,332
Security	Par (000)	Value
Telecommunications (continued)
AT&T Inc.
3.10%, 02/01/43	$561	$415,932
3.30%, 02/01/52	1,544	1,030,720
3.50%, 06/01/41	2,228	1,762,810
3.50%, 09/15/53	7,168	4,904,931
3.50%, 02/01/61	624	411,025
3.55%, 09/15/55	7,346	5,037,369
3.65%, 06/01/51	3,308	2,377,237
3.65%, 09/15/59	6,275	4,251,866
3.80%, 12/01/57	6,058	4,276,942
3.85%, 06/01/60	1,712	1,207,593
4.30%, 12/15/42	1,416	1,211,427
4.35%, 06/15/45	931	783,521
4.50%, 03/09/48	1,781	1,502,216
4.55%, 03/09/49	948	799,251
4.65%, 06/01/44	397	350,384
4.75%, 05/15/46	1,855	1,642,170
4.80%, 06/15/44	378	338,657
4.85%, 03/01/39	940	899,735
4.85%, 07/15/45(a)	212	191,438
4.90%, 08/15/37	636	620,683
5.15%, 03/15/42	206	197,764
5.15%, 11/15/46	824	768,849
5.15%, 02/15/50	662	611,080
5.25%, 03/01/37	1,069	1,084,353
5.35%, 09/01/40	518	511,915
5.45%, 03/01/47	794	764,448
5.55%, 08/15/41	447	447,698
5.55%, 11/01/45	1,635	1,603,780
5.65%, 02/15/47	810	825,107
5.70%, 11/01/54	1,780	1,743,421
5.70%, 03/01/57(a)	525	517,827
6.00%, 08/15/40	385	404,324
6.05%, 08/15/56(a)	1,555	1,598,468
6.25%, 03/29/41	255	271,465
6.30%, 01/15/38	351	381,626
6.38%, 03/01/41	251	270,783
6.55%, 02/15/39	318	353,170
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52(a)	389	279,754
4.30%, 07/29/49	459	370,081
4.46%, 04/01/48	866	724,417
5.55%, 02/15/54(a)	642	625,411
Series US-4, 3.65%, 03/17/51(a)	316	230,278
Series US-6, 3.20%, 02/15/52(a)	330	218,225
British Telecommunications PLC, 4.25%, 11/08/49(b)	185	151,038
Cisco Systems Inc.
5.30%, 02/26/54	1,929	1,884,025
5.35%, 02/26/64	904	878,160
5.50%, 01/15/40	1,965	2,048,463
5.50%, 02/24/55	645	651,123
5.90%, 02/15/39	1,982	2,153,995
Corning Inc.
3.90%, 11/15/49	290	229,071
4.38%, 11/15/57	918	760,183
4.70%, 03/15/37	380	372,406
4.75%, 03/15/42	376	351,195
5.35%, 11/15/48	469	459,647
5.45%, 11/15/79	1,099	1,025,374
5.75%, 08/15/40	271	282,592

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.85%, 11/15/68	$216	$213,993
7.25%, 08/15/36	195	199,929
Deutsche Telekom AG, 3.63%, 01/21/50(b)	700	518,727
Deutsche Telekom International Finance BV
4.75%, 06/21/38(b)	231	222,810
4.88%, 03/06/42(b)	492	460,886
Juniper Networks Inc., 5.95%, 03/15/41	309	310,531
Motorola Solutions Inc., 5.50%, 09/01/44	304	301,770
Nokia OYJ, 6.63%, 05/15/39	305	329,933
Ooredoo International Finance Ltd., 4.50%, 01/31/43(b)	558	515,576
Orange SA
5.38%, 01/13/42	603	598,711
5.50%, 02/06/44	519	517,498
Rogers Communications Inc.
3.70%, 11/15/49(a)	608	448,282
4.30%, 02/15/48	528	429,676
4.35%, 05/01/49(a)	460	376,919
4.50%, 03/15/42	610	531,094
4.50%, 03/15/43	531	458,213
4.55%, 03/15/52	1,561	1,279,841
5.00%, 03/15/44	753	689,652
5.45%, 10/01/43	601	578,233
7.50%, 08/15/38	763	888,420
SES AMERICOM, Inc., 5.30%, 03/25/44(a)(b)	184	144,042
SES SA, 5.30%, 04/04/43(b)	175	135,977
Telefonica Emisiones SA
4.67%, 03/06/38	331	302,490
4.90%, 03/06/48	1,167	1,000,727
5.21%, 03/08/47	2,437	2,184,871
5.52%, 03/01/49(a)	1,160	1,078,637
7.05%, 06/20/36	1,733	1,953,831
T-Mobile USA Inc.
3.00%, 02/15/41	1,579	1,181,972
3.30%, 02/15/51	3,672	2,484,398
3.40%, 10/15/52	3,104	2,115,484
3.60%, 11/15/60	1,452	982,980
4.38%, 04/15/40	1,450	1,302,709
4.50%, 04/15/50	2,386	1,994,842
5.25%, 06/15/55	1,390	1,288,846
5.50%, 01/15/55	977	940,469
5.65%, 01/15/53	2,245	2,208,175
5.70%, 01/15/56	1,150	1,136,722
5.75%, 01/15/54	1,751	1,742,997
5.80%, 09/15/62(a)	686	685,422
5.88%, 11/15/55	1,120	1,136,051
6.00%, 06/15/54	1,465	1,509,557
Verizon Communications Inc.
2.65%, 11/20/40	3,010	2,154,978
2.85%, 09/03/41	1,198	866,119
2.88%, 11/20/50	2,639	1,665,315
2.99%, 10/30/56	2,642	1,605,047
3.00%, 11/20/60(a)	1,764	1,052,631
3.40%, 03/22/41	2,722	2,138,501
3.55%, 03/22/51	3,468	2,499,382
3.70%, 03/22/61	2,895	2,017,047
3.85%, 11/01/42	632	512,143
3.88%, 03/01/52(a)	1,445	1,090,900
4.00%, 03/22/50	1,194	930,620
4.13%, 08/15/46	1,009	821,037
4.27%, 01/15/36	890	831,376
Security	Par (000)	Value
Telecommunications (continued)
4.52%, 09/15/48(a)	$1,282	$1,091,239
4.67%, 03/15/55	834	709,820
4.75%, 11/01/41	526	481,013
4.81%, 03/15/39	1,110	1,052,471
4.86%, 08/21/46	2,362	2,132,459
5.01%, 04/15/49	817	751,923
5.01%, 08/21/54	1,001	902,858
5.25%, 03/16/37	1,658	1,667,296
5.40%, 07/02/37(b)	500	506,099
5.50%, 03/16/47	668	653,769
5.50%, 02/23/54(a)	1,383	1,339,831
6.55%, 09/15/43	761	841,785
Vodafone Group PLC
4.25%, 09/17/50	819	654,733
4.38%, 02/19/43	1,105	958,023
4.88%, 06/19/49	1,181	1,043,692
5.00%, 05/30/38	558	549,773
5.25%, 05/30/48	1,346	1,262,577
5.63%, 02/10/53	793	771,521
5.75%, 06/28/54	1,934	1,897,920
5.75%, 02/10/63	551	532,074
5.88%, 06/28/64	290	286,963
6.15%, 02/27/37	1,479	1,613,085
Xiaomi Best Time International Ltd., 4.10%, 07/14/51(b)	235	194,896
		141,149,034
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44	291	259,434
6.35%, 03/15/40	467	492,366
Mattel Inc.
5.45%, 11/01/41(a)	310	289,392
6.20%, 10/01/40(a)	180	179,372
		1,220,564
Transportation — 3.3%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	1,191	765,958
3.05%, 02/15/51	1,107	749,824
3.30%, 09/15/51	842	593,318
3.55%, 02/15/50	776	580,128
3.90%, 08/01/46	741	602,131
4.05%, 06/15/48	694	571,878
4.13%, 06/15/47	770	645,734
4.15%, 04/01/45	895	761,756
4.15%, 12/15/48	765	637,221
4.38%, 09/01/42	665	596,255
4.40%, 03/15/42	568	511,933
4.45%, 03/15/43	813	734,163
4.45%, 01/15/53	913	784,319
4.55%, 09/01/44	1,100	991,584
4.70%, 09/01/45	521	478,265
4.90%, 04/01/44	972	923,190
4.95%, 09/15/41	228	221,161
5.05%, 03/01/41	663	656,836
5.15%, 09/01/43	801	787,302
5.20%, 04/15/54	1,436	1,374,459
5.40%, 06/01/41	465	477,100
5.50%, 03/15/55	1,335	1,336,851
5.75%, 05/01/40	667	708,238
5.80%, 03/15/56	845	878,632

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
6.15%, 05/01/37(a)	$798	$890,073
6.20%, 08/15/36	340	380,086
Canadian National Railway Co.
2.45%, 05/01/50	773	463,139
3.20%, 08/02/46	617	449,912
3.50%, 11/15/42(a)	148	116,492
3.65%, 02/03/48	634	492,042
4.40%, 08/05/52(a)	774	664,600
4.45%, 01/20/49	746	654,384
4.50%, 11/07/43	188	165,050
6.13%, 11/01/53	260	285,152
6.20%, 06/01/36	440	491,859
6.38%, 11/15/37	479	538,220
6.71%, 07/15/36	280	319,575
Canadian Pacific Railway Co.
3.00%, 12/02/41	953	716,473
3.10%, 12/02/51	1,495	1,012,324
3.50%, 05/01/50	585	430,568
4.20%, 11/15/69	406	311,583
4.30%, 05/15/43	451	393,787
4.70%, 05/01/48	578	517,573
4.80%, 08/01/45	471	436,199
4.95%, 08/15/45	472	445,067
5.75%, 01/15/42	168	169,709
5.95%, 05/15/37	568	611,510
6.13%, 09/15/2115	804	825,408
Central Japan Railway Co., 4.25%, 11/24/45(b)	206	174,999
CSX Corp.
2.50%, 05/15/51	410	247,716
3.35%, 09/15/49	580	417,152
3.80%, 11/01/46	822	655,554
3.80%, 04/15/50	439	341,295
3.95%, 05/01/50(a)	562	447,914
4.10%, 03/15/44	701	595,586
4.25%, 11/01/66	472	371,381
4.30%, 03/01/48	885	752,390
4.40%, 03/01/43	202	179,379
4.50%, 03/15/49	819	713,089
4.50%, 11/15/52(a)	827	715,061
4.50%, 08/01/54	731	627,103
4.65%, 03/01/68	575	484,639
4.75%, 05/30/42	566	531,986
4.75%, 11/15/48	557	503,755
4.90%, 03/15/55(a)	495	453,583
5.50%, 04/15/41	502	514,810
6.00%, 10/01/36	708	771,600
6.15%, 05/01/37	631	696,809
6.22%, 04/30/40	629	694,624
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(b)	385	246,044
3.83%, 09/14/61(a)(b)	716	493,895
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61(a)(b)	675	490,183
4.70%, 05/07/50(b)	1,028	919,477
5.00%, 01/25/47(b)	340	319,523
ENA Master Trust, 4.00%, 05/19/48(b)	425	325,996
FedEx Corp.
3.25%, 05/15/41	331	247,602
3.88%, 08/01/42	430	340,485
4.05%, 02/15/48	1,012	781,399
4.10%, 04/15/43	392	316,168
Security	Par (000)	Value
Transportation (continued)
4.10%, 02/01/45	$318	$252,744
4.40%, 01/15/47	640	524,671
4.50%, 02/01/65	169	122,779
4.55%, 04/01/46	864	710,191
4.75%, 11/15/45(a)	999	864,536
4.75%, 11/15/45	70	60,578
4.95%, 10/17/48(a)	587	517,075
4.95%, 10/17/48	80	70,470
5.10%, 01/15/44	237	217,576
5.25%, 05/15/50(a)	818	750,930
Series ., 5.10%, 01/15/44(a)	60	55,082
Norfolk Southern Corp.
2.90%, 08/25/51	545	353,938
3.05%, 05/15/50	768	520,498
3.16%, 05/15/55	852	562,995
3.40%, 11/01/49	452	325,429
3.70%, 03/15/53	553	411,008
3.94%, 11/01/47	696	562,631
3.95%, 10/01/42	566	478,633
4.05%, 08/15/52	873	696,498
4.10%, 05/15/49	429	348,857
4.10%, 05/15/2121	515	361,890
4.15%, 02/28/48	630	522,743
4.45%, 06/15/45	574	505,910
4.55%, 06/01/53	775	671,435
4.65%, 01/15/46	666	600,486
4.80%, 08/15/43	250	227,452
4.84%, 10/01/41	432	411,489
5.10%, 08/01/2118(a)	295	261,956
5.35%, 08/01/54	955	934,545
5.95%, 03/15/64	415	439,131
Polar Tankers Inc., 5.95%, 05/10/37(b)	166	176,265
TTX Co.
3.90%, 02/01/45(b)	255	209,643
4.20%, 07/01/46(b)	250	213,366
4.60%, 02/01/49(a)(b)	531	475,321
4.65%, 06/15/44(b)	40	36,004
5.65%, 12/01/52(b)	250	256,625
Union Pacific Corp.
2.89%, 04/06/36	680	574,629
2.95%, 03/10/52	1,022	669,155
2.97%, 09/16/62	973	584,561
3.20%, 05/20/41	748	588,316
3.25%, 02/05/50	1,825	1,290,937
3.35%, 08/15/46	569	420,748
3.38%, 02/14/42	430	342,085
3.50%, 02/14/53	1,205	873,647
3.55%, 08/15/39	632	539,959
3.55%, 05/20/61	553	382,150
3.60%, 09/15/37	583	519,361
3.75%, 02/05/70	720	499,397
3.80%, 10/01/51	865	667,274
3.80%, 04/06/71	896	630,230
3.84%, 03/20/60	1,810	1,339,679
3.85%, 02/14/72	430	306,417
3.88%, 02/01/55	566	433,990
3.95%, 08/15/59	717	543,345
4.00%, 04/15/47	770	627,813
4.05%, 11/15/45	607	507,520
4.05%, 03/01/46	713	589,618
4.10%, 09/15/67	483	368,538

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.30%, 03/01/49	$868	$732,283
4.50%, 09/10/48	392	341,238
4.95%, 09/09/52(a)	708	660,931
4.95%, 05/15/53	457	426,223
5.15%, 01/20/63	268	252,053
5.60%, 12/01/54(a)	830	840,841
United Parcel Service Inc.
3.40%, 11/15/46	505	377,713
3.40%, 09/01/49	669	485,214
3.63%, 10/01/42	253	205,324
3.75%, 11/15/47	1,134	891,034
4.25%, 03/15/49	803	675,185
4.88%, 11/15/40	397	386,186
5.05%, 03/03/53(a)	1,029	960,306
5.20%, 04/01/40	1,038	1,051,511
5.30%, 04/01/50(a)	1,187	1,160,335
5.50%, 05/22/54	1,300	1,290,143
5.60%, 05/22/64	455	448,161
5.95%, 05/14/55	1,130	1,184,044
6.05%, 05/14/65	920	965,450
6.20%, 01/15/38	1,284	1,421,257
		87,286,399
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51	759	492,924
4.50%, 03/30/45	230	193,093
5.20%, 03/15/44(a)	359	341,318
6.05%, 06/05/54	925	950,034
		1,977,369
Unknown BI — 0.0%
MSCI Inc., 5.15%, 03/15/36	475	469,815
Water — 0.3%
American Water Capital Corp.
3.25%, 06/01/51	900	625,550
3.45%, 05/01/50(a)	435	315,829
3.75%, 09/01/47	705	552,149
4.00%, 12/01/46	345	282,613
4.15%, 06/01/49	455	373,891
4.20%, 09/01/48	630	520,795
4.30%, 12/01/42	466	407,931
4.30%, 09/01/45	331	289,350
5.45%, 03/01/54	885	872,455
5.70%, 09/01/55	930	945,317
Security	Par (000)	Value
Water (continued)
6.59%, 10/15/37	$722	$817,667
Essential Utilities Inc.
3.35%, 04/15/50	481	333,092
4.28%, 05/01/49	400	325,775
5.30%, 05/01/52	500	470,140
		7,132,554
Total Long-Term Investments — 98.2% (Cost: $2,959,285,592)		2,630,971,394
	Shares
Short-Term Securities
Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(g)(h)(i)	226,546,630	226,659,903
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(g)(h)	24,290,000	24,290,000
Total Short-Term Securities — 9.4% (Cost: $250,845,547)		250,949,903
Total Investments — 107.6% (Cost: $3,210,131,139)		2,881,921,297
Liabilities in Excess of Other Assets — (7.6)%		(202,695,614)
Net Assets — 100.0%		$2,679,225,683

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,630,971,394	$—	$2,630,971,394
Short-Term Securities
Money Market Funds	250,949,903	—	—	250,949,903
	$250,949,903	$2,630,971,394	$—	$2,881,921,297

Schedule of Investments (unaudited)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, 3.96%, 03/15/30	$5,500	$5,498,900
American Express Credit Account Master Trust
5.15%, 09/16/30	9,000	9,309,727
4.65%, 07/15/29	5,560	5,630,322
4.56%, 12/17/29	5,000	5,068,416
4.51%, 04/15/32	5,000	5,108,014
4.28%, 04/15/30	1,000	1,009,787
BA Credit Card Trust, 4.98%, 11/15/28	39,311	39,724,652
Barclays Dryrock Issuance Trust, 3.97%, 07/15/31	2,000	2,003,735
BMW Vehicle Lease Trust
4.43%, 06/26/28	5,000	5,031,242
4.49%, 10/25/28	2,000	2,016,373
BMW Vehicle Owner Trust
4.56%, 09/25/29	3,800	3,828,120
4.66%, 12/27/32	1,250	1,270,299
Capital One Multi-Asset Execution Trust
3.92%, 09/15/29	15,000	15,011,824
4.65%, 10/15/37	1,530	1,522,662
Class A2, 1.39%, 07/15/30	11,000	10,299,927
Capital One Prime Auto Receivables Trust, 4.62%, 07/16/29	4,200	4,229,760
CarMax Auto Owner Trust
4.65%, 01/16/29	8,300	8,337,615
6.00%, 07/17/28	5,198	5,260,898
4.64%, 04/15/30	2,560	2,596,119
4.84%, 01/15/30	2,260	2,286,767
4.48%, 03/15/30	2,400	2,418,775
4.96%, 11/15/30	1,000	1,015,872
4.94%, 08/15/29	1,000	1,016,207
4.47%, 01/15/31	1,500	1,517,627
CarMax Select Receivables Trust, 4.83%, 06/16/31	500	498,108
Carvana Auto Receivables Trust
4.26%, 10/10/29	2,330	2,329,110
4.55%, 08/12/30	1,000	1,006,105
4.24%, 08/11/31	2,000	1,989,622
4.48%, 10/10/31	1,500	1,489,482
4.04%, 11/11/30	1,500	1,494,221
Chase Issuance Trust
5.08%, 09/15/30	2,885	2,977,249
4.60%, 01/15/29	14,830	14,946,180
4.63%, 01/15/31	10,035	10,247,149
Citibank Credit Card Issuance Trust
3.96%, 10/13/30	2,000	2,003,034
6.15%, 06/15/39	3,000	3,338,308
4.30%, 06/21/30	4,000	4,040,001
4.49%, 06/21/32	4,250	4,328,509
CNH Equipment Trust
5.19%, 09/17/29	5,360	5,431,873
4.03%, 01/15/30	10,000	10,001,581
5.23%, 11/17/31	2,000	2,058,964
4.30%, 10/15/30	2,500	2,519,948
Drive Auto Receivables Trust
4.52%, 07/16/29	500	501,121
4.67%, 05/17/32	890	891,390
4.94%, 05/17/32	2,000	1,992,733
5.41%, 09/15/32	2,800	2,815,827
Exeter Automobile Receivables Trust
5.82%, 02/15/28	2,012	2,014,131
Security	Par (000)	Value
5.61%, 04/17/28	$1,490	$1,491,901
5.92%, 02/15/30	5,000	5,059,280
5.06%, 02/18/31	1,900	1,894,752
5.57%, 10/15/31	1,500	1,509,359
4.39%, 09/17/29	780	782,084
4.57%, 06/16/31	2,800	2,792,937
First National Master Note Trust, 4.85%, 02/15/30	5,000	5,097,248
Ford Credit Auto Lease Trust
5.29%, 06/15/27	4,640	4,669,533
4.23%, 12/15/28	5,000	5,022,304
4.30%, 08/15/29	1,250	1,255,208
Ford Credit Auto Owner Trust
4.07%, 07/15/29	6,000	6,009,860
4.88%, 09/15/30	2,000	2,030,865
4.45%, 10/15/29	4,250	4,285,095
5.26%, 11/15/29	1,480	1,506,992
Ford Credit Floorplan Master Owner Trust A
4.06%, 11/15/30	2,000	1,998,281
4.63%, 04/15/30	5,100	5,169,437
4.06%, 09/15/30	3,750	3,748,845
GM Financial Automobile Leasing Trust
4.66%, 02/21/28	3,200	3,222,975
4.17%, 08/21/28	1,000	1,002,070
4.41%, 08/20/29	1,000	1,001,864
Gm Financial Consumer Automobile Receivables Trust
4.18%, 08/16/30	5,000	5,022,854
4.30%, 09/16/31	1,500	1,512,784
GM Financial Consumer Automobile Receivables Trust
4.59%, 07/17/28	3,500	3,519,063
5.71%, 02/16/29	9,710	9,952,937
4.40%, 08/16/29	2,500	2,513,693
4.44%, 04/16/30	1,000	1,009,587
4.62%, 12/17/29	2,500	2,521,715
4.73%, 08/16/30	1,780	1,812,823
4.28%, 04/16/30	3,034	3,051,957
3.84%, 02/18/31	2,350	2,345,961
Harley-Davidson Motorcycle Trust, 4.67%, 04/15/30	2,000	2,025,945
Honda Auto Receivables Owner Trust
4.57%, 03/21/29	7,300	7,345,902
4.15%, 10/15/29	2,600	2,609,700
4.04%, 02/21/30	1,750	1,751,885
Hyundai Auto Receivables Trust
4.84%, 03/15/29	4,625	4,669,064
4.32%, 10/15/29	5,300	5,331,983
4.40%, 04/15/31	1,100	1,110,392
Hyundai Auto Receivables Trust 2025-B
4.36%, 12/17/29	3,300	3,327,415
4.44%, 06/17/30	1,300	1,315,835
John Deere Owner Trust
4.96%, 11/15/28	3,290	3,316,203
4.91%, 02/18/31	1,850	1,882,196
4.06%, 06/15/29	2,140	2,142,690
4.23%, 09/17/29	3,900	3,921,631
Mercedes-Benz Auto Lease Trust, 4.69%, 02/18/31	3,100	3,143,351
Mercedes-Benz Auto Receivables Trust, 4.78%, 12/17/29	8,000	8,082,387

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nissan Auto Lease Trust
5.21%, 12/15/28	$2,000	$2,023,942
4.75%, 03/15/28	5,000	5,055,434
Nissan Auto Receivables 2025-A Owner Trust, 4.57%, 11/15/30	500	508,189
Nissan Auto Receivables Owner Trust
4.49%, 12/17/29	4,000	4,041,377
4.35%, 09/15/31	1,000	1,007,819
Santander Drive Auto Receivables Trust
5.09%, 05/15/30	16,685	16,759,347
5.23%, 12/15/28	6,440	6,469,463
5.25%, 04/17/28	2,149	2,152,121
5.45%, 03/15/30	1,670	1,687,766
5.64%, 08/15/30	3,500	3,552,157
5.14%, 02/17/32	4,100	4,133,933
4.87%, 05/15/31	1,000	1,008,657
5.43%, 03/17/31	500	506,976
4.67%, 08/15/29	3,150	3,166,387
4.49%, 09/15/31	2,000	2,008,409
4.68%, 09/15/31	1,500	1,497,413
Synchrony Card Funding LLC
5.04%, 03/15/30	9,330	9,453,975
4.49%, 05/15/31	7,000	7,088,886
Toyota Auto Receivables Owner Trust
4.40%, 06/15/29	4,620	4,643,128
4.34%, 11/15/29	600	604,421
4.49%, 06/17/30	600	608,446
4.76%, 05/15/30	1,000	1,019,225
4.42%, 08/15/28	1,365	1,371,294
4.11%, 03/15/30	3,270	3,281,037
4.19%, 01/15/31	2,500	2,512,677
3.84%, 06/17/30	2,500	2,495,284
Verizon Master Trust
4.17%, 08/20/30	6,300	6,322,014
4.62%, 11/20/30	7,700	7,793,231
3.96%, 08/20/31	1,800	1,798,269
Verizon Master Trust Series, 5.21%, 06/20/29	14,250	14,350,397
Volkswagen Auto Lease Trust
4.50%, 06/20/28	2,750	2,774,395
4.56%, 03/20/30	1,250	1,262,167
4.01%, 01/22/29	4,700	4,705,588
Volkswagen Auto Loan Enhanced Trust, 5.01%, 01/22/30	6,000	6,069,910
World Omni Auto Receivables Trust
5.09%, 12/17/29	2,000	2,027,852
4.86%, 11/15/30	2,000	2,046,662
4.34%, 09/16/30	2,300	2,319,689
4.08%, 11/15/30	3,200	3,208,190
Total Asset-Backed Securities — 0.4% (Cost: $505,292,665)		508,055,256
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.0%
3650R 2021-PF1 Commercial Mortgage Trust, 5.29%, 11/15/55(a)	1,000	1,026,898
Bank
2.29%, 06/15/64	7,260	6,432,597
2.46%, 06/15/64	2,000	1,722,556
3.20%, 09/15/64(a)	1,000	824,992
3.35%, 01/15/63(a)	1,400	1,219,310
3.39%, 03/15/64(a)	1,000	878,738
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.34%, 05/15/61(a)	$1,000	$982,041
4.56%, 08/15/61(a)	292	276,666
4.79%, 02/15/52(a)	1,000	906,508
5.62%, 03/15/58(a)	3,175	3,375,246
5.72%, 06/15/57	4,450	4,747,209
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	3,416	3,351,783
Series 2018-BN15, Class A4, 4.41%, 11/15/61(a)	4,500	4,508,906
Series 2019-BN16, Class AS, 4.27%, 02/15/52	1,000	973,360
Series 2019-BN21, Class A5, 2.85%, 10/17/52	15,310	14,433,875
Series 2020, Class A5, 2.65%, 01/15/63	6,500	6,034,471
Series 2020-BN27, Class A5, 2.14%, 04/15/63	23,610	21,039,415
Series 2020-BN29, Class A4, 2.00%, 11/15/53	5,760	5,039,349
Series 2021-BN34, Class A5, 2.44%, 06/15/63	1,000	881,079
Series 21-BN36, Class A5, 2.47%, 09/15/64	8,930	7,971,928
BANK 2018-BNK11, 4.34%, 03/15/61(a)	500	482,291
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK33.88%, 02/15/50(a)	1,250	1,218,857
Bank5
5.28%, 08/15/63	2,250	2,325,835
5.45%, 07/15/58	1,000	1,041,026
5.61%, 08/15/57	7,675	7,986,452
5.64%, 10/15/57	2,000	2,055,744
5.65%, 04/15/58	6,000	6,281,806
5.77%, 06/15/57	9,520	9,934,259
5.78%, 04/15/56	541	554,800
5.79%, 06/15/57	2,000	2,079,505
5.88%, 08/15/57	4,000	4,190,482
5.89%, 11/15/57	5,000	5,259,107
6.23%, 05/15/57	3,000	3,162,975
6.42%, 08/15/57(a)	650	666,420
6.49%, 06/15/57(a)	2,950	3,105,805
6.50%, 12/15/56	1,731	1,823,879
6.97%, 05/15/57(a)	2,580	2,721,798
6.97%, 05/15/57(a)	1,000	1,032,872
7.14%, 07/15/56(a)	1,949	2,060,771
Barclays Commercial Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52	2,200	2,144,004
Series 2019-C4, Class A5, 2.92%, 08/15/52	8,750	8,306,647
Series 2019-C5, Class A4, 3.06%, 11/15/52	1,000	952,655
BBCMS Mortgage Trust
1.62%, 10/15/53	961	912,858
2.69%, 11/15/54	3,000	2,688,153
3.19%, 02/15/54(a)	500	416,814
4.05%, 12/15/51	4,000	3,958,886
4.44%, 09/15/55	2,000	1,973,513
4.60%, 06/15/55(a)	5,390	5,335,874
5.02%, 09/15/58	5,700	5,830,627
5.12%, 09/15/57	2,500	2,566,889
5.14%, 12/15/57	5,400	5,540,347
5.40%, 09/15/57	2,500	2,613,402
5.45%, 09/15/55(a)	500	459,035
5.45%, 04/15/56	1,000	1,042,121

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.52%, 08/15/58	$1,000	$1,043,594
5.53%, 11/15/57	1,500	1,580,722
5.55%, 07/15/57	996	1,028,159
5.59%, 07/15/58(a)	3,500	3,698,547
5.63%, 09/15/57	5,100	5,245,386
5.71%, 12/15/55(a)	3,160	3,357,168
5.72%, 02/15/57	1,386	1,406,129
5.72%, 02/15/62	5,000	5,345,908
5.83%, 11/15/57(a)	1,000	1,039,095
5.84%, 09/15/57(a)	3,000	3,154,640
5.84%, 03/15/58	500	527,066
5.84%, 08/15/58(a)	1,000	1,040,202
5.87%, 02/15/57	1,000	1,053,816
5.89%, 09/15/57	1,250	1,310,467
5.94%, 05/15/57(a)	2,210	2,275,742
5.95%, 03/15/57	3,000	3,138,719
5.97%, 07/15/56(a)	500	527,958
5.98%, 03/15/58(a)	750	753,421
6.00%, 09/15/56(a)	10,000	10,774,118
6.13%, 11/15/57	900	944,620
6.15%, 03/15/57(a)	2,800	2,879,658
6.17%, 12/15/55(a)	1,500	1,498,389
6.30%, 09/15/56(a)	1,000	1,077,401
6.30%, 09/15/56(a)	2,000	2,140,187
6.36%, 03/15/57(a)	1,000	1,045,678
6.64%, 03/15/57(a)	1,660	1,703,344
6.80%, 11/15/56(a)	3,970	4,467,866
6.81%, 05/15/58(a)	500	525,660
7.45%, 12/15/56(a)	1,000	1,070,531
Series 2017-C1, Class A4, 3.67%, 02/15/50	18,450	18,299,675
Series 2018-C2, Class A5, 4.31%, 12/15/51	1,520	1,513,475
Series 2020-C6, Class A4, 2.64%, 02/15/53	10,000	9,280,843
Series 2020-C7, Class A5, 2.04%, 04/15/53	13,900	12,458,948
Series 2021-C11, Class A5, 2.32%, 09/15/54	3,765	3,343,289
Series 2022-C15, Class A5, 3.66%, 04/15/55(a)	3,745	3,525,356
BBCMS Trust
2.27%, 07/15/54	2,500	2,361,902
Series 2021-C10, Class A5, 2.49%, 07/15/54	18,516	16,798,029
Benchmark Mortgage Trust
1.93%, 07/15/53	5,000	4,424,786
2.14%, 09/15/54	5,000	4,369,770
2.53%, 11/15/54(a)	1,000	799,814
3.18%, 02/15/53(a)	1,000	872,673
3.46%, 03/15/55	1,500	1,394,362
3.61%, 03/15/55(a)	350	299,437
5.18%, 04/15/57	500	513,930
5.18%, 10/15/58	1,600	1,646,454
5.33%, 02/15/58	6,000	6,109,089
5.36%, 05/15/55	2,000	2,035,518
5.44%, 08/15/58(a)	1,500	1,559,962
5.60%, 08/15/57	3,700	3,842,453
5.66%, 04/15/57	2,000	2,092,421
5.77%, 05/15/56	1,000	1,038,600
5.80%, 06/15/58	2,000	2,105,963
5.86%, 08/15/58(a)	1,000	1,040,876
5.91%, 11/15/57(a)	2,000	2,103,795
6.03%, 12/15/57(a)	1,545	1,607,032
6.06%, 01/10/57(a)	1,610	1,639,786
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.06%, 08/15/57(a)	$1,500	$1,560,130
6.09%, 04/15/57(a)	1,000	1,045,557
6.38%, 03/15/57	4,460	4,657,792
6.63%, 07/15/57(a)	1,000	1,057,368
6.79%, 03/15/57	1,500	1,569,282
6.85%, 05/15/56(a)	500	526,726
6.95%, 07/15/57(a)	2,000	2,123,825
6.95%, 07/15/57(a)	1,500	1,568,531
Series 2018-B1, Class A5, 3.67%, 01/15/51(a)	3,250	3,203,664
Series 2018-B2, Class A5, 3.88%, 02/15/51(a)	10,616	10,487,100
Series 2018-B3, Class A5, 4.03%, 04/10/51	5,000	4,957,721
Series 2018-B5, Class A4, 4.21%, 07/15/51	6,150	6,114,626
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	10,093	10,106,525
Series 2018-B7, Class B, 4.84%, 05/15/53(a)	1,100	1,035,229
Series 2018-B8, Class A5, 4.23%, 01/15/52	17,000	16,746,040
Series 2019-B11, Class A4, 3.28%, 05/15/52	20,650	19,933,928
Series 2019-B11, Class A5, 3.54%, 05/15/52	20,000	19,253,398
Series 2020-B19, Class B, 2.35%, 09/15/53	2,700	2,081,150
Series 2020-B21, Class A4, 1.70%, 12/17/53	7,000	6,218,578
Series 2020-B21, Class A5, 1.98%, 12/17/53	8,616	7,613,545
Series 2020-B23, Class A5, 2.07%, 02/15/54	25,000	21,819,143
Series 2021-B24, Class A4, 2.26%, 03/15/54	456	410,814
Series 2023-B38, Class A2, 5.63%, 04/15/56	10,000	10,249,546
BMARK, 7.46%, 11/15/56(a)	1,097	1,165,875
BMO Mortgage Trust
4.70%, 10/15/58	1,000	1,007,427
4.81%, 07/15/54(a)	1,959	1,968,760
5.15%, 12/15/57	1,000	1,023,811
5.18%, 10/15/58	3,000	3,091,875
5.31%, 09/15/54	1,200	1,235,982
5.32%, 09/15/57	500	514,180
5.57%, 06/15/58	1,000	1,052,563
5.63%, 12/15/57(a)	1,100	1,145,650
5.69%, 02/15/58	7,750	8,223,329
5.74%, 02/15/57	1,000	1,033,971
5.74%, 12/15/57(a)	900	887,631
5.75%, 09/15/57(a)	2,000	2,041,365
5.78%, 04/15/58(a)	950	996,073
5.86%, 02/15/57	3,730	3,898,219
5.87%, 06/15/58(a)	1,500	1,613,527
5.88%, 09/15/57(a)	500	501,056
5.89%, 11/15/57(a)	3,500	3,621,276
5.91%, 03/15/57(a)	4,000	4,201,768
5.96%, 09/15/56(a)	30,000	31,981,992
6.01%, 07/15/58	568	576,818
6.09%, 09/15/57(a)	750	771,261
6.14%, 03/15/57(a)	2,330	2,416,575
6.16%, 10/15/58(a)	1,000	1,030,501
6.20%, 11/15/57(a)	3,500	3,625,794
6.23%, 03/15/57(a)	1,500	1,520,610

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.26%, 04/15/58(a)	$1,000	$1,007,751
6.29%, 02/15/57(a)	4,810	5,024,046
6.36%, 02/15/57(a)	260	273,088
6.38%, 07/15/57(a)	500	506,579
6.49%, 05/15/58(a)	500	509,113
6.67%, 12/15/56(a)	1,500	1,625,893
6.86%, 02/15/57(a)	687	704,033
7.24%, 11/15/56(a)	11,200	11,956,561
CD Mortgage Trust
3.19%, 11/13/50	1,000	979,884
3.71%, 11/13/50(a)	500	490,053
3.91%, 11/13/50(a)	995	944,549
4.66%, 08/15/51(a)	1,188	1,143,387
CGMS Commercial Mortgage Trust, 4.10%, 08/15/50(a)	1,000	951,774
Citigroup Commercial Mortgage Trust
3.42%, 12/15/72	2,000	1,857,829
3.74%, 03/10/51	1,932	1,907,960
3.92%, 12/15/72(a)	1,500	1,358,891
Series 2016-P5, Class A4, 2.94%, 10/10/49	10,000	9,820,853
Series 2017-P7, Class A4, 3.71%, 04/14/50	13,900	13,732,097
Series 2017-P8, Class A3, 3.20%, 09/15/50	2,000	1,962,668
Series 2018-B2, Class A4, 4.01%, 03/10/51	20,020	19,797,512
Series 2019-C7, Class A4, 3.10%, 12/15/72	5,800	5,508,834
COMM Mortgage Trust, Series 2016-DC2, Class A5, 3.77%, 02/10/49	3,254	3,245,844
CSAIL Commercial Mortgage Trust
2.72%, 12/15/52	500	470,102
3.91%, 12/15/52(a)	620	560,631
4.45%, 04/15/51(a)	1,800	1,740,715
Series 2016-C7, Class A5, 3.50%, 11/15/49	5,200	5,155,738
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	1,000	979,341
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	27,000	26,766,880
Series 2019-C18, Class A4, 2.97%, 12/15/52	10,000	9,485,531
Series 2020-C19, Class A3, 2.56%, 03/15/53	2,000	1,822,924
DBJPM Mortgage Trust
3.56%, 06/10/50(a)	5,500	5,314,837
Series 2016-C3, Class A5, 2.89%, 08/10/49	1,000	988,519
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.26%, 01/25/29(a)	10,000	9,504,852
2.36%, 10/25/36	2,500	2,039,425
3.00%, 09/25/29	20,868	20,196,504
3.53%, 08/25/32	5,000	4,796,791
3.53%, 09/25/32	1,000	954,887
3.78%, 01/25/32	3,132	3,113,069
3.78%, 11/25/32(a)	17,795	17,306,798
3.80%, 03/25/32	1,921	1,902,096
3.82%, 12/25/32(a)	21,500	20,932,484
4.05%, 07/25/33	35,000	34,449,774
4.20%, 05/25/33	28,000	27,837,537
4.25%, 04/25/33	40,000	39,933,202
4.27%, 07/25/30(a)	13,200	13,321,345
4.28%, 07/25/30	10,500	10,597,523
4.29%, 07/25/30(a)	6,500	6,564,052
4.35%, 02/25/30(a)	14,300	14,474,149
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.35%, 01/25/33(a)	$13,140	$13,215,456
4.46%, 08/25/31	5,000	5,076,295
4.50%, 07/25/33(a)	5,000	5,066,185
4.51%, 07/25/29	5,700	5,793,734
4.51%, 02/25/30(a)	2,460	2,504,302
4.57%, 12/25/28	3,253	3,309,738
4.74%, 08/25/28(a)	15,000	15,298,810
4.76%, 10/25/34	5,000	5,137,563
4.80%, 09/25/28(a)	3,920	4,005,450
4.85%, 09/25/28	5,000	5,117,881
5.20%, 02/25/31	5,560	5,838,210
5.36%, 01/25/29(a)	14,300	14,878,411
5.40%, 01/25/29	15,000	15,593,300
5.40%, 01/25/29	8,000	8,323,161
Federal National Mortgage Association, 2.59%, 06/25/32(a)	1,048	951,686
Federal National Mortgage Association-ACES
1.27%, 07/25/30	10,000	8,863,653
1.81%, 10/25/31(a)	3,000	2,640,504
1.93%, 01/25/32(a)	1,590	1,399,563
2.40%, 11/25/31	5,000	4,537,007
4.18%, 07/25/28(a)	19,095	19,184,107
Series 2017, Class A2, 2.97%, 09/25/27(a)	1,515	1,491,357
Series 2020-M20, Class A2, 1.44%, 10/25/29	2,000	1,816,590
FIVE Mortgage Trust, 5.67%, 02/10/56(a)	475	486,670
Freddie Mac Multifamily Structured Pass Through Certificates
4.33%, 06/25/30(a)	24,000	24,268,412
4.58%, 10/25/34(a)	10,000	10,141,489
4.58%, 08/25/35(a)	2,700	2,730,133
4.60%, 09/25/35(a)	5,000	5,064,179
4.66%, 12/25/34(a)	1,000	1,019,629
4.94%, 11/25/30(a)	4,000	4,137,387
5.00%, 02/25/35(a)	1,000	1,044,279
5.07%, 10/25/28(a)	1,525	1,570,126
5.15%, 12/25/33(a)	1,875	1,976,927
GS Mortgage Securities Trust
2.12%, 05/12/53	2,745	2,521,406
2.91%, 02/13/53	1,000	938,097
3.45%, 05/12/53(a)	1,840	1,635,894
3.45%, 05/12/53(a)	526	436,850
3.70%, 02/10/52	1,000	978,966
4.38%, 07/10/51(a)	2,433	2,334,388
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	12,770,682
Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	2,954,633
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	2,967,789
Series 2019-GC38, Class A4, 3.97%, 02/10/52	2,500	2,462,629
JPMCC Commercial Mortgage Securities Trust
3.12%, 06/13/52	2,000	1,934,744
4.03%, 03/10/52	3,500	3,380,685
Morgan Stanley BAML Trust, 5.64%, 03/15/58	400	418,324
Morgan Stanley Bank of America Merrill Lynch Trust
5.11%, 11/15/58	375	384,665
5.63%, 08/15/58	255	271,525

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2016-C32, Class A3, 3.46%, 12/15/49	$9,522	$9,449,555
Morgan Stanley Capital I, 4.32%, 12/15/50(a)	796	756,883
Morgan Stanley Capital I Trust
2.32%, 10/15/54	1,750	1,550,294
2.70%, 07/15/53	200	169,005
2.73%, 05/15/54	1,275	1,162,372
2.75%, 06/15/54(a)	2,000	1,756,287
2.88%, 02/15/53	1,264	1,150,429
3.43%, 06/15/54(a)	1,000	829,903
3.65%, 11/15/52(a)	500	459,675
3.65%, 11/15/52(a)	1,000	871,739
4.86%, 07/15/51(a)	1,000	922,357
Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	11,826,251
Series 2018, Class A3, 4.14%, 10/15/51	21,700	21,546,274
Series 2018-H3, Class A4, 3.91%, 07/15/51	525	519,514
Series 2018-H3, Class A5, 4.18%, 07/15/51	2,538	2,520,497
Series 2019-H6, Class A4, 3.42%, 06/15/52	6,570	6,354,027
Series 2020-L4, Class A3, 2.70%, 02/15/53	20,000	18,581,821
Series 2021-L7, Class A5, 2.57%, 10/15/54	10,430	9,340,073
MSWF Commercial Mortgage Trust, 6.01%, 12/15/56(a)	1,486	1,611,071
UBS Commercial Mortgage Trust
3.17%, 08/15/50	4,626	4,564,565
4.03%, 08/15/51	5,496	5,445,463
4.57%, 12/15/50(a)	528	496,910
4.67%, 12/15/51(a)	1,000	986,033
5.10%, 12/15/51(a)	750	724,997
Series 2017-C2, Class A4, 3.49%, 08/15/50	465	458,354
Series 2018-C08, Class A4, 3.98%, 02/15/51	18,150	17,865,139
UBS Commercial Mortgage Trust 2018-C14, 4.75%, 12/15/51(a)	1,500	1,483,521
Wells Fargo Commercial Mortgage Trust
1.85%, 07/15/53	2,000	1,905,124
2.70%, 07/15/53	375	314,037
3.31%, 11/15/54	500	425,748
4.15%, 03/15/51(a)	1,749	1,716,518
4.19%, 11/15/50(a)	619	590,362
4.29%, 06/15/52(a)	1,294	1,090,113
4.49%, 11/15/50(a)	500	458,111
4.55%, 03/15/52	1,000	960,181
4.67%, 09/15/61(a)	3,000	2,964,076
5.19%, 10/15/58	1,000	1,029,435
5.59%, 07/15/58	2,950	3,084,849
5.92%, 07/15/58	1,000	1,040,271
5.93%, 07/15/57	3,000	3,143,108
5.98%, 10/15/58(a)	500	515,135
6.10%, 01/15/58	1,500	1,589,126
Class A4, 2.34%, 08/15/54	4,600	4,092,460
Class ASB, 4.17%, 05/15/51	405	403,965
Series 2018-C46, Class AS, 4.38%, 08/15/51	1,500	1,480,393
Series 2019-C54, Class A4, 3.15%, 12/15/52	5,000	4,760,086
Series 2020-C56, Class A5, 2.45%, 06/15/53	6,480	5,987,505
Series 2020-C58, Class A4, 2.09%, 07/15/53	17,680	15,810,413
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2021-C59, Class A5, 2.63%, 04/15/54	$5,200	$4,691,578
		1,384,421,951
Unknown BS — 0.0%
Wells Fargo Commercial Mortgage Trust, 5.97%, 10/15/58	250	259,160
Total Collateralized Mortgage Obligations — 1.0% (Cost: $1,408,666,295)		1,384,681,111
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	2,978	2,660,052
3.38%, 03/01/41	2,222	1,682,766
4.65%, 10/01/28	3,111	3,083,104
4.75%, 03/30/30	3,898	3,914,737
5.38%, 06/15/33	2,738	2,789,449
5.40%, 10/01/48	2,060	1,928,291
Omnicom Group Inc.
2.45%, 04/30/30	4,157	3,829,280
2.60%, 08/01/31	5,384	4,870,557
4.20%, 06/01/30	4,482	4,444,130
5.30%, 11/01/34(b)	3,705	3,796,447
		32,998,813
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.70%, 02/01/27	4,732	4,644,125
2.80%, 03/01/27	1,854	1,817,448
2.95%, 02/01/30	5,159	4,870,868
3.20%, 03/01/29	4,601	4,442,295
3.25%, 02/01/28	4,580	4,484,639
3.25%, 03/01/28	2,894	2,829,122
3.25%, 02/01/35	3,389	2,951,117
3.38%, 06/15/46	3,138	2,250,652
3.45%, 11/01/28	2,623	2,568,889
3.50%, 03/01/39	2,054	1,677,883
3.55%, 03/01/38	1,888	1,584,424
3.60%, 05/01/34	3,951	3,584,267
3.63%, 02/01/31	4,777	4,581,837
3.63%, 03/01/48	3,123	2,262,837
3.65%, 03/01/47	2,406	1,768,951
3.75%, 02/01/50	6,716	4,985,837
3.83%, 03/01/59	2,887	2,035,481
3.85%, 11/01/48	2,894	2,166,744
3.90%, 05/01/49	5,081	3,841,804
3.95%, 08/01/59	6,093	4,383,457
5.04%, 05/01/27	9,184	9,273,718
5.15%, 05/01/30	15,823	16,260,956
5.71%, 05/01/40	10,977	11,195,903
5.81%, 05/01/50	22,886	22,767,147
5.88%, 02/15/40	2,238	2,318,733
5.93%, 05/01/60	14,772	14,670,641
6.13%, 02/15/33	1,768	1,903,174
6.26%, 05/01/27	5,150	5,291,664
6.30%, 05/01/29	5,635	5,979,424
6.39%, 05/01/31	3,355	3,646,444
6.53%, 05/01/34	10,815	11,967,342
6.63%, 02/15/38	2,009	2,244,977
6.86%, 05/01/54	7,805	8,894,402

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
6.88%, 03/15/39	$2,461	$2,801,387
7.01%, 05/01/64	3,835	4,381,398
Embraer Netherlands Finance BV
5.40%, 01/09/38	2,835	2,833,633
5.98%, 02/11/35	275	294,453
GE Capital Funding LLC, 4.55%, 05/15/32	3,132	3,158,343
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	5,009	4,914,048
General Dynamics Corp.
2.25%, 06/01/31	2,505	2,268,043
2.63%, 11/15/27	3,379	3,299,373
2.85%, 06/01/41	3,299	2,498,695
3.50%, 04/01/27	3,297	3,282,692
3.60%, 11/15/42	1,283	1,054,222
3.63%, 04/01/30	5,217	5,120,695
3.75%, 05/15/28	5,513	5,503,516
4.25%, 04/01/40	4,024	3,702,265
4.25%, 04/01/50	4,335	3,744,871
4.95%, 08/15/35	1,800	1,839,395
General Electric Co.
4.30%, 07/29/30	1,870	1,883,019
4.35%, 05/01/50	1,585	1,385,404
4.50%, 03/11/44	1,600	1,459,574
4.90%, 01/29/36	4,885	4,979,981
5.88%, 01/14/38	2,537	2,772,064
6.75%, 03/15/32	3,115	3,540,012
6.88%, 01/10/39	2,540	3,011,199
HEICO Corp.
5.25%, 08/01/28	1,700	1,750,897
5.35%, 08/01/33	1,880	1,955,413
Hexcel Corp.
4.20%, 02/15/27	2,865	2,849,953
5.88%, 02/26/35	1,055	1,103,347
Howmet Aerospace Inc.
3.00%, 01/15/29	1,850	1,787,850
4.85%, 10/15/31(b)	1,400	1,436,928
5.90%, 02/01/27	620	633,139
5.95%, 02/01/37	1,905	2,070,263
6.75%, 01/15/28	1,560	1,647,606
L3Harris Technologies Inc.
1.80%, 01/15/31	4,300	3,788,687
2.90%, 12/15/29	2,916	2,768,848
3.85%, 12/15/26	3,947	3,937,862
4.40%, 06/15/28	9,414	9,463,169
4.85%, 04/27/35	1,876	1,870,081
5.05%, 06/01/29	2,470	2,538,364
5.05%, 04/27/45	2,573	2,473,422
5.25%, 06/01/31	2,290	2,382,203
5.35%, 06/01/34	3,065	3,179,211
5.40%, 01/15/27	6,445	6,540,011
5.40%, 07/31/33	6,700	6,984,578
5.50%, 08/15/54	2,770	2,762,644
5.60%, 07/31/53	2,390	2,416,121
6.15%, 12/15/40	2,015	2,199,940
Lockheed Martin Corp.
1.85%, 06/15/30	3,770	3,405,960
2.80%, 06/15/50	4,868	3,162,243
3.60%, 03/01/35	2,308	2,134,005
3.80%, 03/01/45	5,470	4,469,070
3.90%, 06/15/32	3,575	3,496,747
4.07%, 12/15/42	4,563	3,963,695
Security	Par (000)	Value
Aerospace & Defense (continued)
4.09%, 09/15/52	$8,201	$6,665,463
4.15%, 08/15/28	2,150	2,160,130
4.15%, 06/15/53	3,400	2,780,794
4.30%, 06/15/62	4,360	3,536,417
4.40%, 08/15/30	2,800	2,827,475
4.45%, 05/15/28	1,885	1,905,046
4.50%, 02/15/29	2,665	2,704,842
4.50%, 05/15/36	2,240	2,200,829
4.70%, 12/15/31	1,980	2,026,569
4.70%, 05/15/46	5,734	5,273,777
4.75%, 02/15/34	4,185	4,232,033
4.80%, 08/15/34	2,740	2,777,235
5.00%, 08/15/35	3,645	3,721,111
5.10%, 11/15/27	5,070	5,183,415
5.20%, 02/15/55	4,060	3,923,545
5.20%, 02/15/64	2,800	2,663,420
5.25%, 01/15/33	4,335	4,553,362
5.70%, 11/15/54	3,765	3,892,988
5.72%, 06/01/40	2,442	2,604,298
5.90%, 11/15/63	2,925	3,111,576
Series B, 6.15%, 09/01/36	2,915	3,258,197
Northrop Grumman Corp.
3.20%, 02/01/27	4,021	3,981,809
3.25%, 01/15/28	10,058	9,896,432
3.85%, 04/15/45	3,249	2,648,254
4.03%, 10/15/47	9,546	7,810,307
4.40%, 05/01/30	2,787	2,810,932
4.60%, 02/01/29	2,360	2,397,047
4.65%, 07/15/30	3,505	3,568,484
4.70%, 03/15/33	3,770	3,800,873
4.75%, 06/01/43	4,374	4,062,354
4.90%, 06/01/34	3,290	3,336,886
4.95%, 03/15/53	4,195	3,859,197
5.05%, 11/15/40	1,773	1,749,259
5.15%, 05/01/40	2,675	2,669,467
5.20%, 06/01/54	5,035	4,806,182
5.25%, 07/15/35	2,795	2,904,912
5.25%, 05/01/50	4,958	4,787,328
RTX Corp.
1.90%, 09/01/31	4,511	3,940,710
2.25%, 07/01/30	4,710	4,324,291
2.38%, 03/15/32	4,367	3,870,735
2.65%, 11/01/26	2,608	2,574,854
2.82%, 09/01/51	4,304	2,761,397
3.03%, 03/15/52	5,517	3,650,500
3.13%, 05/04/27	5,851	5,769,563
3.13%, 07/01/50	5,410	3,707,512
3.50%, 03/15/27	5,970	5,927,288
3.75%, 11/01/46	5,349	4,224,545
4.05%, 05/04/47	3,333	2,736,122
4.13%, 11/16/28	11,864	11,874,875
4.15%, 05/15/45	4,620	3,922,472
4.35%, 04/15/47	4,981	4,283,659
4.45%, 11/16/38	3,635	3,436,603
4.50%, 06/01/42	15,897	14,443,724
4.63%, 11/16/48	7,373	6,534,257
4.70%, 12/15/41	2,770	2,593,797
4.80%, 12/15/43	2,709	2,521,885
4.88%, 10/15/40	2,439	2,364,243
5.15%, 02/27/33	5,200	5,391,072
5.38%, 02/27/53	4,555	4,465,425

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
5.40%, 05/01/35	$2,132	$2,246,325
5.70%, 04/15/40	2,310	2,436,580
5.75%, 11/08/26	7,050	7,164,242
5.75%, 01/15/29	3,315	3,479,098
6.00%, 03/15/31	4,425	4,773,970
6.05%, 06/01/36	780	856,501
6.10%, 03/15/34	6,695	7,354,498
6.13%, 07/15/38	1,920	2,115,705
6.40%, 03/15/54	5,395	6,062,737
7.20%, 08/15/27	3,053	3,215,585
7.50%, 09/15/29	2,868	3,203,293
		624,368,049
Agriculture — 0.3%
Altria Group Inc.
2.45%, 02/04/32	8,225	7,229,144
3.40%, 05/06/30	4,564	4,378,739
3.40%, 02/04/41	7,017	5,420,042
3.70%, 02/04/51	5,992	4,300,599
3.88%, 09/16/46	6,462	4,917,635
4.00%, 02/04/61(b)	4,275	3,119,955
4.25%, 08/09/42	4,729	3,951,075
4.45%, 05/06/50	2,973	2,404,945
4.50%, 08/06/30	1,755	1,761,095
4.50%, 05/02/43	2,993	2,555,125
4.80%, 02/14/29	7,904	8,022,346
4.88%, 02/04/28	1,620	1,646,120
5.25%, 08/06/35	1,770	1,783,591
5.38%, 01/31/44	7,922	7,702,316
5.63%, 02/06/35	1,880	1,944,656
5.80%, 02/14/39	9,632	9,909,168
5.95%, 02/14/49	10,332	10,486,594
6.20%, 11/01/28	3,500	3,690,627
6.88%, 11/01/33	2,070	2,325,264
Archer-Daniels-Midland Co.
2.70%, 09/15/51	1,850	1,163,865
2.90%, 03/01/32	3,485	3,194,089
3.25%, 03/27/30	5,976	5,749,884
3.75%, 09/15/47	2,049	1,599,292
4.02%, 04/16/43	1,557	1,316,817
4.50%, 08/15/33	1,670	1,663,920
4.50%, 03/15/49	2,924	2,560,624
4.54%, 03/26/42	2,227	2,033,743
5.38%, 09/15/35	2,206	2,325,072
5.94%, 10/01/32	1,882	2,046,329
BAT Capital Corp.
2.26%, 03/25/28	4,315	4,126,793
2.73%, 03/25/31	5,448	4,981,958
3.46%, 09/06/29	2,687	2,608,330
3.56%, 08/15/27	5,208	5,154,227
3.73%, 09/25/40	1,950	1,577,474
3.98%, 09/25/50	830	618,880
4.39%, 08/15/37	11,614	10,633,684
4.54%, 08/15/47	8,120	6,787,355
4.63%, 03/22/33	2,650	2,620,637
4.70%, 04/02/27	5,089	5,117,745
4.74%, 03/16/32	4,230	4,253,409
4.76%, 09/06/49	4,713	4,009,256
4.91%, 04/02/30	4,783	4,875,206
5.28%, 04/02/50	2,337	2,133,353
5.35%, 08/15/32	3,250	3,359,854
5.63%, 08/15/35	3,970	4,116,737
Security	Par (000)	Value
Agriculture (continued)
5.65%, 03/16/52	$3,795	$3,623,343
5.83%, 02/20/31	4,135	4,373,877
6.00%, 02/20/34	3,745	3,993,997
6.25%, 08/15/55	190	197,367
6.34%, 08/02/30	4,755	5,124,664
6.42%, 08/02/33	5,860	6,434,493
7.08%, 08/02/43	3,740	4,213,278
7.08%, 08/02/53	4,630	5,297,921
7.75%, 10/19/32	2,836	3,300,329
BAT International Finance PLC
4.45%, 03/16/28	6,240	6,274,864
5.93%, 02/02/29	4,970	5,217,739
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	5,465	5,017,437
3.20%, 04/21/31	1,500	1,408,943
3.75%, 09/25/27	3,191	3,175,418
4.10%, 01/07/28	3,450	3,454,274
4.20%, 09/17/29	3,580	3,575,806
4.55%, 08/04/30	3,860	3,891,257
4.65%, 09/17/34	2,905	2,855,190
5.15%, 08/04/35	2,230	2,259,160
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(c)	3,740	3,913,357
Philip Morris International Inc.
1.75%, 11/01/30	4,858	4,302,152
2.10%, 05/01/30	3,288	3,001,063
3.13%, 08/17/27	2,920	2,876,884
3.13%, 03/02/28	2,836	2,776,867
3.38%, 08/15/29	7,411	7,210,371
3.88%, 10/27/28	2,205	2,193,338
3.88%, 08/21/42	3,691	3,051,150
4.00%, 10/29/30	2,975	2,932,558
4.13%, 04/28/28	3,015	3,021,821
4.13%, 03/04/43	4,349	3,706,528
4.25%, 10/29/32	2,975	2,906,062
4.25%, 11/10/44	4,018	3,439,561
4.38%, 11/01/27	3,860	3,887,701
4.38%, 04/30/30	2,850	2,861,533
4.38%, 11/15/41	3,732	3,322,461
4.50%, 03/20/42	3,850	3,462,301
4.63%, 11/01/29	3,130	3,175,705
4.63%, 10/29/35	3,175	3,102,069
4.75%, 02/12/27	4,645	4,688,817
4.75%, 11/01/31	3,390	3,443,000
4.88%, 02/15/28	7,430	7,555,640
4.88%, 02/13/29	3,295	3,363,138
4.88%, 04/30/35	2,255	2,250,624
4.88%, 11/15/43	3,525	3,280,003
4.90%, 11/01/34	2,910	2,921,549
5.13%, 11/17/27	7,462	7,611,893
5.13%, 02/15/30	6,360	6,563,306
5.13%, 02/13/31	5,595	5,787,026
5.25%, 09/07/28	2,315	2,384,464
5.25%, 02/13/34	7,605	7,847,369
5.38%, 02/15/33	8,950	9,326,600
5.50%, 09/07/30	2,585	2,713,713
5.63%, 11/17/29	8,410	8,825,831
5.63%, 09/07/33	3,455	3,653,532
5.75%, 11/17/32	5,471	5,824,432
6.38%, 05/16/38	7,113	7,947,613

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
Reynolds American Inc.
5.70%, 08/15/35	$3,504	$3,646,794
5.85%, 08/15/45	10,093	9,961,274
6.15%, 09/15/43	2,581	2,647,575
7.25%, 06/15/37	2,505	2,887,595
		432,142,196
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	0	0
Series 2015-1, Class A, 3.38%, 11/01/28	2,118	2,083,617
Series 2015-2, Class AA, 3.60%, 03/22/29(b)	2,101	2,064,600
Series 2016-1, Class AA, 3.58%, 07/15/29	1,787	1,756,563
Series 2016-2, Class AA, 3.20%, 12/15/29	2,037	1,974,942
Series 2016-3, Class AA, 3.00%, 04/15/30(b)	1,240	1,189,851
Series 2017-1, Class AA, 3.65%, 02/15/29(b)	2,153	2,100,099
Series 2017-2, Class AA, 3.35%, 04/15/31(b)	2,051	1,974,195
Series 2019-1, Class AA, 3.15%, 08/15/33	2,514	2,351,312
Series A, Class A, 2.88%, 01/11/36	3,377	3,066,727
Delta Air Lines Inc.
3.75%, 10/28/29	2,340	2,277,581
4.38%, 04/19/28	1,900	1,901,384
4.95%, 07/10/28	2,850	2,890,104
5.25%, 07/10/30	2,125	2,171,203
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	3,898	3,737,441
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(b)	2,614	2,466,522
Series 2019-1, Class AA, 2.75%, 11/15/33	2,495	2,206,304
Southwest Airlines Co.
2.63%, 02/10/30	3,068	2,826,916
3.00%, 11/15/26	2,225	2,196,904
3.45%, 11/16/27	2,273	2,233,980
4.38%, 11/15/28	3,300	3,292,334
5.13%, 06/15/27	9,017	9,111,280
5.25%, 11/15/35	3,300	3,224,296
United Airlines Pass-Through Trust
5.80%, 07/15/37	6,201	6,496,645
Series 2016-1, Class AA, 3.10%, 01/07/30	2,609	2,534,540
Series 2016-2, Class AA, 2.88%, 04/07/30	2,361	2,261,749
Series 2018-1, Class AA, 3.50%, 09/01/31	2,840	2,732,881
Series 2019, Class AA, 4.15%, 02/25/33	2,084	2,046,580
Series 2019-2, Class AA, 2.70%, 11/01/33	3,429	3,130,537
Series 2020-1, 5.88%, 04/15/29(b)	3,632	3,719,533
Series 24-A, 5.88%, 08/15/38	1,820	1,858,231
Series AA, 5.45%, 08/15/38	4,543	4,680,103
		88,558,954
Apparel — 0.0%
NIKE Inc.
2.38%, 11/01/26	5,048	4,976,908
2.75%, 03/27/27	5,748	5,665,804
2.85%, 03/27/30	7,410	7,048,525
3.25%, 03/27/40	5,160	4,191,465
3.38%, 11/01/46	3,055	2,292,228
3.38%, 03/27/50	6,367	4,647,118
3.63%, 05/01/43	2,999	2,424,847
3.88%, 11/01/45	4,983	4,073,821
Security	Par (000)	Value
Apparel (continued)
PVH Corp., 5.50%, 06/13/30	$1,115	$1,135,299
Ralph Lauren Corp.
2.95%, 06/15/30	4,939	4,668,788
5.00%, 06/15/32	10	10,284
Tapestry Inc.
3.05%, 03/15/32	2,503	2,261,756
4.13%, 07/15/27	2,031	2,026,084
5.10%, 03/11/30	1,475	1,510,473
5.50%, 03/11/35	685	696,933
		47,630,333
Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.80%, 01/13/31	3,292	2,892,262
2.00%, 03/24/28	3,840	3,659,020
2.25%, 01/12/29	3,165	2,984,461
2.35%, 01/08/27	2,766	2,710,359
3.50%, 02/15/28	2,746	2,711,601
4.25%, 09/01/28	2,805	2,813,611
4.40%, 09/05/29	3,550	3,575,056
4.45%, 10/22/27	3,385	3,408,759
4.50%, 09/04/30	2,895	2,898,702
4.55%, 07/09/27	1,670	1,683,715
4.55%, 03/03/28	2,240	2,260,622
4.60%, 04/17/30	3,600	3,636,799
4.70%, 01/12/28	2,720	2,753,281
4.80%, 03/05/30	2,040	2,079,539
4.85%, 10/23/31	3,075	3,129,683
4.90%, 03/12/27	3,725	3,765,961
4.90%, 07/09/27	2,055	2,081,185
4.90%, 03/13/29	3,685	3,764,588
4.90%, 01/10/34(b)	2,375	2,399,961
5.05%, 07/10/31	3,925	4,035,489
5.13%, 07/07/28	3,375	3,458,509
5.15%, 07/09/32	1,910	1,961,786
5.20%, 03/05/35(b)	2,065	2,105,731
5.65%, 11/15/28	3,545	3,695,357
5.85%, 10/04/30	2,520	2,679,779
Cummins Inc.
1.50%, 09/01/30	4,319	3,836,301
2.60%, 09/01/50	5,145	3,187,604
4.25%, 05/09/28	1,070	1,077,660
4.70%, 02/15/31	3,760	3,831,716
4.88%, 10/01/43	3,621	3,518,909
4.90%, 02/20/29	1,455	1,495,534
5.15%, 02/20/34	1,510	1,562,938
5.30%, 05/09/35	3,300	3,415,723
5.45%, 02/20/54	1,690	1,684,762
Ford Motor Co.
3.25%, 02/12/32	11,915	10,383,176
4.35%, 12/08/26	2,100	2,092,346
4.75%, 01/15/43	9,680	7,799,484
5.29%, 12/08/46	5,940	5,023,436
6.10%, 08/19/32	7,725	7,934,652
6.63%, 10/01/28	672	712,098
7.40%, 11/01/46	3,535	3,841,717
7.45%, 07/16/31(b)	5,020	5,542,773
9.63%, 04/22/30	1,930	2,241,914
Ford Motor Credit Co. LLC
2.90%, 02/16/28	3,650	3,489,418
2.90%, 02/10/29	3,740	3,485,297
3.63%, 06/17/31	4,710	4,281,130

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
3.82%, 11/02/27	$3,181	$3,118,665
4.00%, 11/13/30	8,050	7,555,374
4.13%, 08/17/27	5,150	5,086,083
4.27%, 01/09/27	2,515	2,499,730
4.95%, 05/28/27	5,485	5,489,939
5.11%, 05/03/29	10,535	10,492,229
5.13%, 11/05/26	3,150	3,161,129
5.30%, 09/06/29	3,090	3,095,347
5.73%, 09/05/30	3,320	3,365,701
5.80%, 03/05/27	8,620	8,716,372
5.80%, 03/08/29	5,580	5,674,703
5.85%, 05/17/27	5,620	5,699,229
5.88%, 11/07/29	3,330	3,395,961
5.92%, 03/20/28	3,310	3,381,223
6.05%, 03/05/31	4,850	4,962,965
6.05%, 11/05/31	3,720	3,805,369
6.13%, 03/08/34	7,525	7,604,677
6.50%, 02/07/35	4,670	4,832,243
6.53%, 03/19/32	2,930	3,058,823
6.80%, 05/12/28	6,565	6,823,529
6.80%, 11/07/28	6,170	6,447,571
7.12%, 11/07/33	5,605	6,027,826
7.20%, 06/10/30(b)	3,750	4,014,329
7.35%, 11/04/27	9,270	9,680,802
7.35%, 03/06/30	5,370	5,750,803
General Motors Co.
4.20%, 10/01/27	4,064	4,062,566
5.00%, 10/01/28	5,515	5,610,172
5.00%, 04/01/35	3,573	3,506,989
5.15%, 04/01/38	4,740	4,582,974
5.20%, 04/01/45	5,782	5,248,261
5.35%, 04/15/28	990	1,013,487
5.40%, 10/15/29	2,870	2,968,578
5.40%, 04/01/48(b)	3,536	3,251,272
5.60%, 10/15/32	5,785	6,031,027
5.63%, 04/15/30	2,115	2,201,534
5.95%, 04/01/49	4,332	4,269,084
6.25%, 04/15/35	1,860	1,976,614
6.25%, 10/02/43	6,785	6,949,386
6.60%, 04/01/36	5,555	6,047,604
6.75%, 04/01/46	3,517	3,794,756
6.80%, 10/01/27	5,751	5,995,014
General Motors Financial Co. Inc.
2.35%, 02/26/27	4,970	4,849,815
2.35%, 01/08/31	3,570	3,188,220
2.40%, 04/10/28	4,920	4,704,113
2.40%, 10/15/28	5,372	5,100,569
2.70%, 08/20/27	3,624	3,526,836
2.70%, 06/10/31	5,360	4,826,169
3.10%, 01/12/32	4,472	4,051,839
3.60%, 06/21/30	3,811	3,655,164
3.85%, 01/05/28	2,549	2,525,659
4.20%, 10/27/28(b)	2,635	2,630,346
4.30%, 04/06/29	3,810	3,794,754
4.35%, 01/17/27	5,659	5,664,149
4.90%, 10/06/29	3,635	3,688,146
5.00%, 04/09/27	5,555	5,608,260
5.00%, 07/15/27	2,945	2,979,580
5.05%, 04/04/28	3,350	3,406,709
5.35%, 07/15/27	1,720	1,749,689
5.35%, 01/07/30	3,095	3,183,998
Security	Par (000)	Value
Auto Manufacturers (continued)
5.40%, 05/08/27	$4,165	$4,232,255
5.45%, 07/15/30(b)	6,465	6,697,632
5.45%, 09/06/34	2,895	2,928,806
5.55%, 07/15/29	3,960	4,102,274
5.60%, 06/18/31	1,965	2,044,644
5.63%, 04/04/32	2,425	2,516,871
5.65%, 01/17/29	2,789	2,887,736
5.75%, 02/08/31	3,105	3,251,175
5.80%, 06/23/28	3,415	3,537,482
5.80%, 01/07/29	5,000	5,207,020
5.85%, 04/06/30	3,800	3,986,243
5.90%, 01/07/35	4,105	4,277,934
5.95%, 04/04/34	5,600	5,861,908
6.00%, 01/09/28	4,830	4,997,485
6.10%, 01/07/34	6,872	7,260,706
6.15%, 07/15/35	2,825	2,979,079
6.40%, 01/09/33	4,148	4,466,758
Honda Motor Co. Ltd.
2.53%, 03/10/27	2,950	2,889,256
2.97%, 03/10/32	3,780	3,453,793
4.44%, 07/08/28	4,335	4,363,284
4.69%, 07/08/30	4,645	4,689,674
5.34%, 07/08/35	4,040	4,146,806
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	6,949	8,265,716
PACCAR Financial Corp.
2.00%, 02/04/27(b)	2,145	2,095,696
4.00%, 08/08/28	1,335	1,339,651
4.00%, 09/26/29	1,770	1,770,675
4.25%, 06/23/27	1,945	1,958,287
4.45%, 08/06/27	2,910	2,942,287
4.55%, 03/03/28	2,345	2,381,630
4.55%, 05/08/30	1,775	1,806,619
4.60%, 01/10/28	1,825	1,852,596
4.60%, 01/31/29(b)	1,825	1,861,797
4.95%, 08/10/28	1,050	1,079,603
5.00%, 05/13/27	3,320	3,376,286
5.00%, 03/22/34	1,560	1,614,154
5.20%, 11/09/26	1,595	1,616,637
Series R, 4.50%, 11/25/26	2,700	2,718,051
Toyota Motor Corp.
2.36%, 03/25/31	2,505	2,286,092
2.76%, 07/02/29	2,168	2,072,496
3.67%, 07/20/28	3,240	3,228,108
4.19%, 06/30/27	2,430	2,441,844
4.45%, 06/30/30(b)	1,075	1,087,380
5.05%, 06/30/35	1,755	1,805,705
5.12%, 07/13/28	2,648	2,725,289
5.12%, 07/13/33	1,590	1,662,062
Toyota Motor Credit Corp.
1.15%, 08/13/27	3,502	3,339,575
1.65%, 01/10/31	3,220	2,831,851
1.90%, 01/13/27	4,190	4,092,069
1.90%, 04/06/28	3,869	3,693,988
1.90%, 09/12/31	2,905	2,543,222
2.15%, 02/13/30	4,979	4,601,821
2.40%, 01/13/32	1,515	1,356,497
3.05%, 03/22/27	6,750	6,674,287
3.05%, 01/11/28	2,675	2,625,334
3.20%, 01/11/27	4,592	4,552,026
3.38%, 04/01/30	4,739	4,596,765

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
3.65%, 01/08/29	$4,205	$4,160,605
4.05%, 09/05/28	3,230	3,239,092
4.35%, 10/08/27	5,150	5,193,408
4.45%, 06/29/29	3,710	3,752,989
4.50%, 05/14/27	4,145	4,183,886
4.55%, 09/20/27	3,955	4,003,373
4.55%, 08/09/29	4,240	4,307,621
4.55%, 05/17/30	3,415	3,469,955
4.60%, 01/08/27	2,115	2,132,489
4.60%, 10/10/31	3,625	3,675,851
4.63%, 01/12/28	4,880	4,949,248
4.65%, 01/05/29	2,450	2,495,702
4.65%, 09/03/32	3,000	3,028,440
4.70%, 01/12/33	3,295	3,344,958
4.80%, 05/15/30	3,490	3,577,732
4.80%, 01/05/34	2,240	2,282,742
4.95%, 01/09/30	2,835	2,922,546
5.05%, 05/16/29	3,215	3,315,532
5.10%, 03/21/31	3,050	3,167,224
5.25%, 09/11/28	2,065	2,136,384
5.35%, 01/09/35	3,040	3,192,686
5.40%, 11/20/26	4,300	4,363,593
5.45%, 11/10/27	3,710	3,818,786
5.55%, 11/20/30	4,540	4,817,221
Series B, 5.00%, 03/19/27	3,700	3,754,670
		698,930,009
Auto Parts & Equipment — 0.0%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	6,595	4,298,377
3.25%, 03/01/32	3,805	3,518,781
4.15%, 05/01/52	4,575	3,539,485
4.35%, 03/15/29	2,060	2,069,118
4.40%, 10/01/46	1,772	1,444,193
4.65%, 09/13/29	1,720	1,746,922
5.15%, 09/13/34	2,455	2,470,058
5.40%, 03/15/49	1,802	1,664,519
5.75%, 09/13/54	2,990	2,901,039
BorgWarner Inc.
2.65%, 07/01/27	5,693	5,561,075
4.38%, 03/15/45	3,270	2,795,667
4.95%, 08/15/29	2,495	2,552,146
5.40%, 08/15/34(b)	1,355	1,394,774
Lear Corp.
2.60%, 01/15/32	2,000	1,774,779
3.50%, 05/30/30	1,980	1,900,197
3.55%, 01/15/52	2,180	1,489,889
3.80%, 09/15/27	2,679	2,659,411
4.25%, 05/15/29	2,615	2,600,896
5.25%, 05/15/49	3,470	3,153,203
Magna International Inc.
2.45%, 06/15/30	2,383	2,194,361
5.05%, 03/14/29(b)	2,700	2,768,021
5.50%, 03/21/33	2,390	2,485,822
5.88%, 06/01/35	585	617,024
		57,599,757
Banks — 5.3%
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3 0.03%)(a)	475	492,836
Security	Par (000)	Value
Banks (continued)
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	$3,835	$3,837,305
4.42%, 12/16/26	3,600	3,618,552
4.62%, 12/16/29	3,620	3,698,610
4.75%, 01/18/27	5,935	5,994,391
4.90%, 07/16/27	3,655	3,715,700
Australia & New Zealand Banking Group Ltd/New York NY, Series A, 4.36%, 06/18/28	2,590	2,618,837
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	3,420	3,537,038
6.03%, 03/13/35, (1-year CMT + 0.0195)(a)	4,350	4,629,522
6.14%, 09/14/28, (1-year CMT + 2.70%)(a)	3,740	3,865,351
7.88%, 11/15/34, (1-year CMT + 3.30%)(a)	3,180	3,705,636
Banco Santander SA
2.75%, 12/03/30	5,670	5,144,711
2.96%, 03/25/31	4,390	4,066,179
3.23%, 11/22/32, (1-year CMT + 1.60%)(a)	4,860	4,428,609
3.31%, 06/27/29	4,882	4,725,971
3.49%, 05/28/30	6,773	6,507,656
3.80%, 02/23/28	4,464	4,420,243
4.18%, 03/24/28, (1-year CMT + 2.00%)(a)	5,603	5,593,830
4.25%, 04/11/27	6,783	6,787,357
4.38%, 04/12/28	5,224	5,237,933
4.55%, 11/06/30	2,600	2,601,408
5.13%, 11/06/35	2,600	2,603,513
5.29%, 08/18/27	6,503	6,619,967
5.37%, 07/15/28, (1-year CMT + 0.95%)(a)	6,990	7,122,234
5.44%, 07/15/31	5,800	6,082,018
5.54%, 03/14/30, (1-year CMT + 0.02%)(a)	3,640	3,764,830
5.55%, 03/14/28, (1-year CMT + 1.25%)(a)	2,200	2,235,479
5.57%, 01/17/30	2,610	2,720,792
5.59%, 08/08/28	7,210	7,473,580
6.03%, 01/17/35	3,890	4,173,377
6.35%, 03/14/34	5,460	5,872,648
6.53%, 11/07/27, (1-year CMT + 1.65%)(a)	4,630	4,735,704
6.61%, 11/07/28	3,630	3,874,543
6.92%, 08/08/33	8,805	9,771,785
6.94%, 11/07/33	6,750	7,740,933
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(a)	13,865	12,425,363
1.92%, 10/24/31, (1-day SOFR + 1.37%)(a)	13,736	12,251,003
2.09%, 06/14/29, (1-day SOFR + 1.06%)(a)	13,055	12,396,320
2.30%, 07/21/32, (1-day SOFR + 1.22%)(a)	16,895	15,030,807
2.48%, 09/21/36, (5-year CMT + 1.20%)(a)	10,565	9,203,957
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(a)	17,935	16,644,486
2.55%, 02/04/28, (1-day SOFR + 1.05%)(a)	11,680	11,452,416
2.57%, 10/20/32, (1-day SOFR + 1.21%)(a)	12,915	11,615,778
2.59%, 04/29/31, (1-day SOFR + 2.15%)(a)	15,934	14,815,043
2.68%, 06/19/41, (1-day SOFR + 1.93%)(a)	24,607	18,254,163
2.69%, 04/22/32, (1-day SOFR + 1.32%)(a)	21,694	19,826,997
2.83%, 10/24/51, (1-day SOFR + 1.88%)(a)	5,819	3,769,880
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(a)	6,348	6,029,109
2.97%, 02/04/33, (1-day SOFR + 1.33%)(a)	19,020	17,342,172
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(b)	10,195	6,793,934
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(a)	8,754	8,441,970

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.25%, 10/21/27	$12,070	$11,911,891
3.31%, 04/22/42, (1-day SOFR + 1.58%)(a)	16,010	12,753,897
3.42%, 12/20/28, (3-mo. CME Term SOFR +1.30%)(a)	25,532	25,147,341
3.59%, 07/21/28, (3-mo. CME Term SOFR +1.63%)(a)	10,016	9,927,446
3.71%, 04/24/28, (3-mo. CME Term SOFR +1.77%)(a)	10,149	10,082,576
3.82%, 01/20/28, (3-mo. CME Term SOFR +1.84%)(a)	12,493	12,444,466
3.85%, 03/08/37, (5-year CMT + 2.00%)(a)	6,945	6,515,309
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(a)	6,570	5,328,183
3.97%, 03/05/29, (3-mo. CME Term SOFR +1.33%)(a)	11,475	11,420,530
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(a)	10,478	10,405,930
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(a)	7,049	6,320,219
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(a)	23,738	19,390,462
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(a)	9,983	9,341,040
4.27%, 07/23/29, (3-mo. CME Term SOFR +1.57%)(a)	10,654	10,694,353
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(a)	12,301	10,498,552
4.38%, 04/27/28, (1-day SOFR + 1.58%)(a)	10,166	10,196,160
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(a)	9,846	8,663,059
4.57%, 04/27/33, (1-day SOFR + 1.83%)(a)	20,125	20,095,297
4.62%, 05/09/29, (1-day SOFR + 1.11%)(a)	13,345	13,496,253
4.88%, 04/01/44	2,873	2,752,830
4.95%, 07/22/28, (1-day SOFR + 2.04%)(a)	12,455	12,622,000
4.98%, 01/24/29, (1-day SOFR + 0.83%)(a)	12,465	12,680,679
5.00%, 01/21/44	10,185	9,979,892
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)	20,270	20,752,729
5.16%, 01/24/31, (1-day SOFR + 1.00%)(a)	12,000	12,388,500
5.20%, 04/25/29, (1-day SOFR + 1.63%)(a)	9,100	9,318,940
5.29%, 04/25/34, (1-day SOFR + 1.91%)(a)	28,575	29,555,427
5.43%, 08/15/35, (1-day SOFR + 1.09%)(a)	11,040	11,272,484
5.46%, 05/09/36, (1-day SOFR + 1.64%)(a)	13,365	13,976,062
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)	22,590	23,603,752
5.51%, 01/24/36, (1-day SOFR + 1.31%)(a)	14,870	15,561,052
5.52%, 10/25/35, (1-day SOFR + 1.74%)(a)	16,600	17,032,131
5.74%, 02/12/36, (1-day SOFR + 1.70%)(a)	13,330	13,872,351
5.82%, 09/15/29, (1-day SOFR + 1.57%)(a)	16,185	16,899,038
5.87%, 09/15/34, (1-day SOFR + 1.84%)(a)	16,130	17,287,763
5.88%, 02/07/42	8,187	8,786,113
6.00%, 10/15/36	6,418	6,964,272
6.11%, 01/29/37	6,152	6,634,890
6.20%, 11/10/28, (1-day SOFR + 1.99%)(a)	9,109	9,474,738
7.75%, 05/14/38	7,924	9,697,722
Series L, 4.18%, 11/25/27	8,753	8,755,260
Series L, 4.75%, 04/21/45	3,397	3,088,145
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(a)	11,461	10,478,225
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(a)	6,045	4,472,541
Bank of Montreal
2.65%, 03/08/27	6,230	6,121,180
Security	Par (000)	Value
Banks (continued)
3.09%, 01/10/37, (5-year CMT + 1.40%)(a)	$4,240	$3,787,730
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(a)	5,496	5,400,732
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(a)	4,695	4,687,885
4.35%, 09/22/31, (1-day SOFR Index + 1.80%)(a)	5,135	5,117,086
4.64%, 09/10/30, (1-day SOFR + 1.25%)(a)	3,350	3,388,424
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(a)(b)	3,600	3,667,003
5.20%, 02/01/28	6,400	6,554,264
5.27%, 12/11/26	5,755	5,829,291
5.37%, 06/04/27	4,020	4,107,517
5.51%, 06/04/31	5,790	6,094,456
5.72%, 09/25/28	5,130	5,354,417
Series H, 4.70%, 09/14/27	4,710	4,766,350
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28	2,510	2,370,094
1.65%, 01/28/31	3,267	2,875,854
1.80%, 07/28/31	3,115	2,740,155
2.05%, 01/26/27	4,500	4,401,026
2.50%, 01/26/32(b)	2,705	2,447,158
3.00%, 10/30/28	2,699	2,619,144
3.25%, 05/16/27	5,482	5,426,711
3.30%, 08/23/29	4,244	4,110,993
3.40%, 01/29/28	4,574	4,526,547
3.44%, 02/07/28, (3-mo. CME Term SOFR +1.33%)(a)	5,121	5,085,354
3.85%, 04/28/28	5,200	5,205,435
3.85%, 04/26/29	2,505	2,499,595
3.99%, 06/13/28, (1-day SOFR + 1.15%)(a)	3,307	3,304,963
4.29%, 06/13/33, (1-day SOFR + 1.42%)(a)	3,592	3,541,717
4.44%, 06/09/28, (1-day SOFR + 0.68%)(a)	2,520	2,535,726
4.54%, 02/01/29, (1-day SOFR + 1.17%)(a)	4,165	4,209,812
4.60%, 07/26/30, (1-day SOFR + 1.76%)(a)	2,085	2,118,010
4.71%, 02/01/34, (1-day SOFR + 1.51%)(a)	4,145	4,162,447
4.73%, 04/20/29, (1-day SOFR + 1.14%)(a)	2,470	2,510,484
4.89%, 07/21/28, (1-day SOFR + 0.84%)(a)	3,365	3,413,316
4.94%, 02/11/31, (1-day SOFR + 0.89%)(a)	4,185	4,299,182
4.97%, 04/26/34, (1-day SOFR + 1.61%)(a)	4,845	4,936,942
4.98%, 03/14/30, (1-day SOFR + 1.09%)(a)	5,070	5,203,964
5.06%, 07/22/32, (1-day SOFR + 1.23%)(a)	5,370	5,548,916
5.19%, 03/14/35, (1-day SOFR + 1.42%)(a)	5,235	5,390,503
5.23%, 11/20/35, (1-day SOFR + 1.25%)(a)	4,105	4,249,210
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)	3,580	3,706,551
5.61%, 07/21/39, (1-day SOFR + 1.77%)(a)	2,490	2,604,629
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(a)	5,294	5,471,729
5.83%, 10/25/33, (1-day SOFR Index + 2.74%)(a)	7,740	8,328,505
6.32%, 10/25/29, (1-day SOFR + 1.60%)(a)	4,595	4,884,859
6.47%, 10/25/34, (1-day SOFR + 1.85%)(a)	5,390	6,012,186
Series J, 1.90%, 01/25/29	3,088	2,894,085
Bank of Nova Scotia (The)
1.95%, 02/02/27	3,990	3,892,364
2.15%, 08/01/31	4,316	3,826,468
2.45%, 02/02/32	4,845	4,311,321
2.95%, 03/11/27	3,720	3,668,337
4.04%, 09/15/28, (1-day SOFR + 0.76%)(a)	3,645	3,637,539
4.34%, 09/15/31, (1-day SOFR + 1.09%)(a)	3,035	3,017,244
4.40%, 09/08/28, (1-day SOFR + 1.00%)(a)	3,460	3,478,423

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.59%, 05/04/37, (5-year CMT + 2.05%)(a)	$5,697	$5,537,999
4.74%, 11/10/32, (1-day SOFR + 1.44%)(a)	2,600	2,628,561
4.85%, 02/01/30	6,735	6,883,871
4.93%, 02/14/29, (1-day SOFR + 0.89%)(a)	4,770	4,848,665
5.13%, 02/14/31, (1-day SOFR + 1.07%)(a)	3,890	3,995,838
5.25%, 06/12/28	3,760	3,872,674
5.35%, 12/07/26	5,525	5,600,286
5.40%, 06/04/27	4,430	4,526,140
5.45%, 08/01/29	3,850	4,009,197
5.65%, 02/01/34	4,520	4,807,298
BankUnited Inc., 5.13%, 06/11/30	1,359	1,354,636
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.05%)(a)	8,611	8,435,626
2.65%, 06/24/31, (1-year CMT + 1.90%)(a)	3,949	3,637,731
2.67%, 03/10/32, (1-year CMT + 1.20%)(a)	4,245	3,847,654
2.89%, 11/24/32, (1-year CMT + 1.30%)(a)	6,213	5,616,867
3.33%, 11/24/42, (1-year CMT + 1.30%)(a)	6,325	4,929,477
3.56%, 09/23/35, (5-year CMT + 2.90%)(a)	5,005	4,691,859
3.81%, 03/10/42, (1-year CMT + 1.70%)(a)	4,058	3,271,946
4.34%, 01/10/28	7,395	7,397,551
4.48%, 11/11/29, (1-day SOFR + 1.08%)(a)	5,790	5,800,023
4.84%, 05/09/28	9,648	9,694,298
4.84%, 09/10/28, (1-day SOFR + 1.34%)(a)	1,900	1,919,204
4.94%, 09/10/30, (1-day SOFR + 1.56%)(a)	6,040	6,136,008
4.95%, 01/10/47	7,735	7,147,360
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(a)	8,340	8,460,604
5.09%, 02/25/29, (1-day SOFR + 0.96%)(a)	7,350	7,473,990
5.09%, 06/20/30, (3-mo. SOFR US + 3.31%)(a)	6,793	6,886,491
5.25%, 08/17/45	7,688	7,444,090
5.34%, 09/10/35, (1-day SOFR + 1.91%)(a)	9,340	9,460,923
5.37%, 02/25/31, (1-day SOFR + 1.23%)(a)	10,610	10,935,461
5.50%, 08/09/28, (1-year CMT + 2.65%)(a)	8,960	9,141,171
5.67%, 03/12/28, (1-day SOFR + 1.05%)(a)	4,730	4,816,142
5.69%, 03/12/30, (1-day SOFR + 1.74%)(a)	6,965	7,232,064
5.75%, 08/09/33, (1-year CMT + 3.00%)(a)	4,395	4,621,190
5.79%, 02/25/36, (1-day SOFR + 1.59%)(a)	9,000	9,410,179
5.86%, 08/11/46, (1-day SOFR + 1.83%)(a)	5,500	5,698,229
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)	1,150	1,221,743
6.22%, 05/09/34, (1-day SOFR + 2.98%)(a)	8,165	8,788,043
6.49%, 09/13/29, (1-day SOFR + 2.22%)(a)	3,335	3,522,396
6.69%, 09/13/34, (1-day SOFR + 2.62%)(a)	6,260	6,919,614
7.12%, 06/27/34, (1-day SOFR + 3.57%)(a)	6,885	7,700,734
7.39%, 11/02/28, (1-year CMT + 3.30%)(a)	5,646	5,977,068
7.44%, 11/02/33, (1-year CMT + 3.50%)(a)	8,805	10,098,264
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30	1,975	1,969,198
4.95%, 02/15/36	1,355	1,344,750
5.00%, 12/06/34	2,035	2,042,260
BPCE SA, 3.38%, 12/02/26	2,463	2,443,439
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	4,585	4,553,200
3.60%, 04/07/32	4,385	4,165,341
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(a)(b)	3,170	3,173,204
4.58%, 09/08/31, (3-mo. CME Term SOFR + 1.70%)(a)	5,035	5,051,755
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)	3,345	3,381,666
4.86%, 01/13/28, (1-day SOFR + 0.72%)(a)	3,085	3,109,722
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)	4,555	4,623,934
Security	Par (000)	Value
Banks (continued)
5.00%, 04/28/28	$5,575	$5,695,306
5.24%, 06/28/27	3,685	3,755,681
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)	3,585	3,701,149
5.26%, 04/08/29(b)	5,105	5,277,367
5.99%, 10/03/28	3,755	3,945,160
6.09%, 10/03/33	5,115	5,564,785
Capital One NA
2.70%, 02/06/30	3,218	3,013,277
4.65%, 09/13/28	4,702	4,754,690
Citibank N.A.
4.58%, 05/29/27	11,860	11,964,965
4.84%, 08/06/29	8,950	9,160,869
4.88%, 11/19/27, (1-day SOFR + 0.71%)(a)	6,770	6,817,370
4.91%, 05/29/30	8,575	8,819,386
5.49%, 12/04/26	9,080	9,212,795
5.57%, 04/30/34	6,340	6,723,202
5.80%, 09/29/28	7,220	7,565,242
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(a)	10,530	9,367,793
2.56%, 05/01/32, (1-day SOFR + 1.17%)(a)	12,810	11,560,953
2.57%, 06/03/31, (1-day SOFR + 2.11%)(a)	19,010	17,527,572
2.67%, 01/29/31, (1-day SOFR + 1.15%)(a)	11,532	10,750,080
2.90%, 11/03/42, (1-day SOFR + 1.38%)(a)	6,955	5,135,228
2.98%, 11/05/30, (1-day SOFR + 1.42%)(a)	9,587	9,091,460
3.06%, 01/25/33, (1-day SOFR + 1.35%)(a)	15,610	14,250,682
3.07%, 02/24/28, (1-day SOFR + 1.28%)(a)	11,170	11,013,362
3.52%, 10/27/28, (3-mo. CME Term SOFR +1.41%)(a)	11,543	11,395,803
3.67%, 07/24/28, (3-mo. CME Term SOFR +1.65%)(a)	9,890	9,804,081
3.79%, 03/17/33, (1-day SOFR + 1.94%)(a)	12,990	12,355,881
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(a)	6,006	5,305,733
3.89%, 01/10/28, (3-mo. CME Term SOFR +1.83%)(a)	12,222	12,174,352
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(a)	9,419	9,311,871
4.08%, 04/23/29, (3-mo. CME Term SOFR +1.45%)(a)	9,706	9,682,060
4.13%, 07/25/28	9,279	9,268,048
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(a)	6,399	5,433,257
4.30%, 11/20/26	5,528	5,533,982
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)	15,839	15,818,060
4.45%, 09/29/27	15,752	15,799,538
4.50%, 09/11/31, (1-day SOFR + 1.17%)(a)	11,305	11,319,283
4.54%, 09/19/30, (1-day SOFR + 1.34%)(a)	15,970	16,062,614
4.64%, 05/07/28, (1-day SOFR + 1.14%)(a)	10,455	10,522,156
4.65%, 07/30/45	6,600	5,979,636
4.65%, 07/23/48	10,818	9,651,733
4.66%, 05/24/28, (1-day SOFR + 1.89%)(a)	5,270	5,307,135
4.75%, 05/18/46	9,728	8,662,483
4.79%, 03/04/29, (1-day SOFR + 0.87%)(a)	7,995	8,098,255
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)	5,980	6,050,207
4.95%, 05/07/31, (1-day SOFR + 1.46%)(a)	9,365	9,551,695
5.17%, 02/13/30, (1-day SOFR + 1.36%)(a)	9,025	9,261,489
5.17%, 09/11/36, (1-day SOFR + 1.49%)(a)	5,865	5,939,793
5.30%, 05/06/44	5,295	5,157,981
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)	7,162	7,149,000
5.33%, 03/27/36, (1-day SOFR + 1.47%)(a)	15,620	15,994,769
5.41%, 09/19/39, (5-year CMT + 1.73%)(a)	2,960	2,970,614

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)	$12,010	$12,461,363
5.59%, 11/19/34, (5-year CMT + 1.28%)(a)	1,720	1,760,167
5.61%, 03/04/56, (1-day SOFR + 1.75%)(a)	6,849	6,954,263
5.83%, 02/13/35, (1-day SOFR + 2.06%)(a)	9,245	9,604,789
5.88%, 02/22/33	2,912	3,103,831
5.88%, 01/30/42	6,309	6,687,954
6.00%, 10/31/33	8,080	8,686,374
6.02%, 01/24/36, (1-day SOFR + 1.83%)(a)	7,340	7,680,886
6.13%, 08/25/36	3,968	4,217,987
6.17%, 05/25/34, (1-day SOFR + 2.66%)(a)	9,040	9,601,089
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)	12,890	14,067,066
6.63%, 01/15/28	5,197	5,493,376
6.63%, 06/15/32	6,105	6,772,337
6.68%, 09/13/43	5,644	6,382,949
8.13%, 07/15/39	9,888	12,667,365
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(a)	3,518	3,537,394
Citizens Financial Group Inc.
2.50%, 02/06/30	1,601	1,471,778
2.64%, 09/30/32	2,692	2,302,732
3.25%, 04/30/30	4,463	4,227,560
5.25%, 03/05/31, (1-day SOFR + 1.26%)(a)	3,000	3,064,710
5.64%, 05/21/37, (5-year CMT + 2.75%)(a)	1,780	1,799,349
5.72%, 07/23/32, (1-day SOFR + 1.91%)(a)	5,795	6,043,778
5.84%, 01/23/30, (1-day SOFR + 2.01%)(a)	960	997,783
6.65%, 04/25/35, (1-day SOFR + 2.33%)(a)	3,455	3,784,957
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.61%)(a)	1,895	1,905,756
Comerica Inc.
4.00%, 02/01/29	4,231	4,185,231
5.98%, 01/30/30, (1-day SOFR + 2.16%)(a)	3,880	4,036,057
Commonwealth Bank of Australia, 4.15%, 10/01/30	2,605	2,611,398
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	3,610	3,653,230
4.58%, 11/27/26	4,760	4,793,146
Cooperatieve Rabobank UA
3.96%, 10/17/28	2,620	2,621,431
5.25%, 05/24/41	7,771	7,846,066
5.25%, 08/04/45	5,565	5,341,811
5.75%, 12/01/43	5,800	5,948,815
Cooperatieve Rabobank UA/NY
4.37%, 05/27/27	3,130	3,153,566
4.49%, 10/17/29	4,050	4,117,980
4.80%, 01/09/29(b)	1,540	1,575,182
4.88%, 01/21/28	2,620	2,676,163
5.04%, 03/05/27	3,490	3,541,560
Deutsche Bank AG/New York NY
2.31%, 11/16/27, (1-day SOFR + 1.22%)(a)	7,523	7,369,511
2.55%, 01/07/28, (1-day SOFR + 1.32%)(a)	5,755	5,635,057
3.04%, 05/28/32, (1-day SOFR + 1.72%)(a)	3,124	2,858,328
3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)	7,827	7,431,213
3.73%, 01/14/32, (1-day SOFR + 2.76%)(a)	6,225	5,858,191
3.74%, 01/07/33, (1-day SOFR + 2.26%)(a)	5,875	5,426,102
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(a)	4,025	4,025,338
4.95%, 08/04/31, (1-day SOFR + 1.30%)(a)	4,560	4,602,799
5.00%, 09/11/30, (1-day SOFR + 1.70%)(a)	5,100	5,168,736
5.30%, 05/09/31, (1-day SOFR + 1.72%)(a)	4,090	4,184,950
5.37%, 09/09/27	3,864	3,957,496
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)	5,850	5,948,789
Security	Par (000)	Value
Banks (continued)
5.41%, 05/10/29	$4,075	$4,234,770
5.71%, 02/08/28, (1-day SOFR + 1.59%)(a)	2,945	2,993,724
5.88%, 07/08/31, (1-day SOFR + 5.44%)(a)	910	942,975
6.72%, 01/18/29, (1-day SOFR + 3.18%)(a)	5,635	5,906,083
6.82%, 11/20/29, (1-day SOFR + 2.51%)(a)	6,640	7,086,676
7.08%, 02/10/34, (1-day SOFR + 3.65%)(a)	6,350	6,962,579
Series ., 5.37%, 01/10/29, (1-day SOFR + 1.21%)(a)	3,370	3,437,748
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.69%)(a)	2,989	2,912,294
2.55%, 05/05/27	4,294	4,195,045
3.95%, 03/14/28	4,675	4,649,716
4.06%, 04/25/28, (1-day SOFR + 1.36%)(a)	1,938	1,932,050
4.34%, 04/25/33, (1-day SOFR + 1.66%)(a)	2,481	2,412,378
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(a)	5,840	5,895,623
4.90%, 09/06/30, (1-day SOFR + 1.49%)(a)	3,710	3,759,903
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)	5,950	6,221,617
6.34%, 07/27/29, (1-day SOFR + 2.34%)(a)	2,600	2,732,938
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(a)	5,460	5,676,585
8.25%, 03/01/38	5,257	6,473,812
Fifth Third Bank NA
2.25%, 02/01/27	3,411	3,330,905
4.97%, 01/28/28, (1-day SOFR + 0.81%)(a)	2,935	2,961,039
First Citizens BancShares Inc., 5.60%, 09/05/35, (5-year CMT + 1.85%)(a)	10	9,957
First Citizens BancShares Inc./NC
5.23%, 03/12/31, (1-day SOFR + 1.41%)(a)	250	252,827
6.25%, 03/12/40, (5-year CMT + 1.97%)(a)	205	207,744
First Horizon Bank, 5.75%, 05/01/30	1,636	1,688,227
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	1,940	2,008,716
FNB Corp./PA, 5.72%, 12/11/30, (1-day SOFR Index + 1.93%)(a)	655	667,088
Goldman Sachs Capital I, 6.35%, 02/15/34	6,353	6,802,772
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(a)	17,035	15,073,380
2.38%, 07/21/32, (1-day SOFR + 1.25%)(a)	13,567	12,090,385
2.60%, 02/07/30	11,791	11,044,882
2.62%, 04/22/32, (1-day SOFR + 1.28%)(a)	15,860	14,400,388
2.64%, 02/24/28, (1-day SOFR + 1.11%)(a)	14,100	13,821,336
2.65%, 10/21/32, (1-day SOFR + 1.26%)(a)	13,965	12,548,978
2.91%, 07/21/42, (1-day SOFR + 1.47%)(a)	7,045	5,232,567
3.10%, 02/24/33, (1-day SOFR + 1.41%)(a)	22,015	20,191,484
3.21%, 04/22/42, (1-day SOFR + 1.51%)(a)	10,303	7,990,422
3.44%, 02/24/43, (1-day SOFR + 1.63%)(a)	10,210	8,064,450
3.50%, 11/16/26	6,756	6,724,394
3.62%, 03/15/28, (1-day SOFR + 1.85%)(a)	16,638	16,514,757
3.69%, 06/05/28, (3-mo. CME Term SOFR +1.77%)(a)	11,442	11,359,881
3.80%, 03/15/30	9,467	9,307,828
3.81%, 04/23/29, (3-mo. CME Term SOFR +1.42%)(a)	11,619	11,509,996
3.85%, 01/26/27	10,484	10,449,459
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.64%)(a)	13,896	12,480,234
4.15%, 10/21/29, (1-day SOFR + 0.90%)(a)	10,875	10,838,331
4.22%, 05/01/29, (3-mo. CME Term SOFR +1.56%)(a)	15,256	15,263,788
4.37%, 10/21/31, (1-day SOFR + 1.06%)(a)	10,875	10,836,205

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(a)	$8,153	$7,579,413
4.48%, 08/23/28, (1-day SOFR + 1.73%)(a)	11,485	11,545,167
4.69%, 10/23/30, (1-day SOFR + 1.14%)(a)	7,835	7,929,854
4.75%, 10/21/45	9,714	8,909,973
4.80%, 07/08/44	8,134	7,584,898
4.94%, 04/23/28, (1-day SOFR + 1.32%)(a)	4,145	4,190,372
4.94%, 10/21/36, (1-day SOFR + 1.33%)(a)	11,515	11,455,993
5.02%, 10/23/35, (1-day SOFR + 1.42%)(a)	15,525	15,623,904
5.05%, 07/23/30, (1-day SOFR + 1.21%)(a)	19,380	19,840,945
5.15%, 05/22/45	9,742	9,220,037
5.21%, 01/28/31, (1-day SOFR + 1.08%)(a)	7,365	7,598,451
5.22%, 04/23/31, (1-day SOFR + 1.58%)(a)	11,060	11,418,330
5.33%, 07/23/35, (1-day SOFR + 1.55%)(a)	13,570	13,958,628
5.54%, 01/28/36, (1-day SOFR + 1.38%)(a)	15,670	16,322,268
5.56%, 11/19/45, (1-day SOFR + 1.58%)(a)	4,940	5,004,427
5.73%, 04/25/30, (1-day SOFR + 0.27%)(a)	14,326	14,971,741
5.73%, 01/28/56, (1-day SOFR + 1.70%)(a)	15,480	16,025,126
5.85%, 04/25/35, (1-day SOFR + 1.55%)(a)	13,590	14,471,214
5.95%, 01/15/27	4,563	4,664,806
6.13%, 02/15/33	9,593	10,512,981
6.25%, 02/01/41	12,221	13,463,172
6.45%, 05/01/36	4,389	4,818,296
6.48%, 10/24/29, (1-day SOFR + 1.77%)(a)	12,910	13,715,469
6.56%, 10/24/34, (1-day SOFR + 1.95%)(a)	4,015	4,487,629
6.75%, 10/01/37	23,651	26,499,698
HSBC Bank USA NA
5.63%, 08/15/35	1,915	2,002,987
5.88%, 11/01/34	2,545	2,701,272
7.00%, 01/15/39	4,605	5,424,409
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(a)	5,490	5,272,905
2.21%, 08/17/29, (1-day SOFR + 1.29%)(a)	6,670	6,302,354
2.25%, 11/22/27, (1-day SOFR + 1.10%)(a)	1,310	1,283,195
2.36%, 08/18/31, (1-day SOFR + 1.95%)(a)	6,838	6,201,371
2.80%, 05/24/32, (1-day SOFR + 1.19%)(a)	13,665	12,434,758
2.85%, 06/04/31, (1-day SOFR + 2.39%)(a)	7,308	6,807,063
2.87%, 11/22/32, (1-day SOFR + 1.41%)(a)	8,400	7,584,834
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(a)	14,380	14,169,339
4.04%, 03/13/28, (3-mo. CME Term SOFR +1.81%)(a)	13,741	13,698,380
4.58%, 06/19/29, (3-mo. CME Term SOFR +1.80%)(a)	14,217	14,302,117
4.62%, 11/06/31, (1-day SOFR + 1.19%)(a)	6,200	6,207,224
4.76%, 06/09/28, (1-day SOFR + 2.11%)(a)	11,735	11,827,318
4.76%, 03/29/33, (1-day SOFR + 2.53%)(a)	7,800	7,766,700
4.90%, 03/03/29, (1-day SOFR + 1.03%)(a)	7,680	7,783,779
4.95%, 03/31/30	11,540	11,829,089
5.13%, 11/19/28, (1-day SOFR + 1.04%)(a)	6,180	6,282,735
5.13%, 03/03/31, (1-day SOFR + 1.29%)(a)	6,475	6,626,023
5.13%, 11/06/36	6,200	6,197,720
5.21%, 08/11/28, (1-day SOFR + 2.61%)(a)	4,870	4,948,224
5.24%, 05/13/31, (1-day SOFR + 1.57%)(a)	9,805	10,088,512
5.25%, 03/14/44	7,009	6,867,309
5.29%, 11/19/30, (1-day SOFR + 1.29%)(a)	8,450	8,714,481
5.40%, 08/11/33, (1-day SOFR + 2.87%)(a)	10,935	11,342,886
5.45%, 03/03/36, (1-day SOFR + 1.56%)(a)	9,500	9,790,744
5.55%, 03/04/30, (1-day SOFR + 1.46%)(a)	7,190	7,450,288
5.60%, 05/17/28, (1-day SOFR + 1.06%)(a)	7,330	7,471,935
5.72%, 03/04/35, (1-day SOFR + 1.78%)(a)	6,640	7,004,958
Security	Par (000)	Value
Banks (continued)
5.73%, 05/17/32, (1-day SOFR + 1.52%)(a)	$7,225	$7,601,595
5.74%, 09/10/36, (1-day SOFR + 1.96%)(a)	3,400	3,474,624
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)	9,040	9,536,070
5.87%, 11/18/35, (1-day SOFR + 1.90%)(a)	7,640	7,941,422
6.10%, 01/14/42	5,122	5,590,531
6.16%, 03/09/29, (1-day SOFR + 1.97%)(a)	9,240	9,620,548
6.25%, 03/09/34, (1-day SOFR + 2.39%)(a)	10,200	11,109,025
6.33%, 03/09/44, (1-day SOFR + 2.65%)(a)	12,045	13,285,675
6.50%, 05/02/36	6,257	6,757,390
6.50%, 09/15/37	11,422	12,367,177
6.55%, 06/20/34, (1-day SOFR + 2.98%)(a)	5,820	6,298,999
6.80%, 06/01/38	5,480	6,113,324
7.39%, 11/03/28, (1-day SOFR + 3.35%)(a)	10,030	10,617,305
7.40%, 11/13/34, (1-day SOFR + 3.02%)(a)	7,520	8,585,979
8.11%, 11/03/33, (1-day SOFR + 4.25%)(a)	9,480	11,121,882
HSBC USA Inc.
4.65%, 06/03/28(b)	3,805	3,855,062
5.29%, 03/04/27	3,065	3,114,906
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(a)	3,300	2,828,910
2.55%, 02/04/30	4,022	3,726,038
4.44%, 08/04/28, (1-day SOFR + 1.97%)(a)	3,470	3,481,003
5.02%, 05/17/33, (1-day SOFR + 2.05%)(a)	2,284	2,297,270
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)	2,740	2,821,501
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)	5,830	6,055,260
6.14%, 11/18/39, (5-year CMT + 1.70%)(a)	2,960	3,064,219
6.21%, 08/21/29, (1-day SOFR + 2.02%)(a)	4,390	4,607,470
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(a)	3,930	3,948,111
4.87%, 04/12/28, (1-day SOFR + 0.72%)(a)	3,810	3,843,448
5.65%, 01/10/30	5,130	5,359,584
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27(b)	2,525	2,500,643
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(a)	4,593	4,211,820
3.95%, 03/29/27	7,850	7,830,924
4.02%, 03/28/28, (1-day SOFR + 1.83%)(a)	6,478	6,459,326
4.05%, 04/09/29	7,135	7,084,229
4.25%, 03/28/33, (1-day SOFR + 2.07%)(a)	4,055	3,971,309
4.55%, 10/02/28	5,966	6,031,840
4.86%, 03/25/29, (1-day SOFR + 1.01%)(a)	3,330	3,374,226
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(a)	4,190	4,292,866
5.34%, 03/19/30, (1-day SOFR + 1.44%)(a)	5,925	6,108,129
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)	2,865	2,978,581
5.55%, 03/19/35, (1-day SOFR + 1.77%)(a)	7,165	7,463,865
6.11%, 09/11/34, (1-day SOFR + 2.09%)(a)	6,050	6,544,577
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(a)	7,575	6,701,754
1.95%, 02/04/32, (1-day SOFR + 1.07%)(a)	13,955	12,354,186
2.07%, 06/01/29, (1-day SOFR + 1.02%)(a)	10,466	9,949,695
2.18%, 06/01/28, (1-day SOFR + 1.89%)(a)	9,355	9,082,047
2.52%, 04/22/31, (1-day SOFR + 2.04%)(a)	13,916	12,935,492
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(a)	11,235	8,165,570
2.55%, 11/08/32, (1-day SOFR + 1.18%)(a)	15,280	13,752,026
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(a)	13,054	11,884,613

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(a)	$20,501	$19,375,243
2.95%, 02/24/28, (1-day SOFR + 1.17%)(a)	7,579	7,465,860
2.96%, 05/13/31, (3-mo. CME Term SOFR +2.52%)(a)	9,811	9,218,435
2.96%, 01/25/33, (1-day SOFR + 1.26%)(a)	15,770	14,432,417
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(a)	9,193	7,250,638
3.11%, 04/22/51, (1-day SOFR + 2.44%)(a)	12,370	8,626,511
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(a)	9,039	7,076,329
3.33%, 04/22/52, (1-day SOFR + 1.58%)(a)	14,950	10,753,455
3.51%, 01/23/29, (3-mo. CME Term SOFR +1.21%)(a)	8,593	8,481,489
3.54%, 05/01/28, (3-mo. CME Term SOFR +1.64%)(a)	11,070	10,974,683
3.63%, 12/01/27	7,541	7,476,845
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(a)	16,051	15,781,241
3.78%, 02/01/28, (3-mo. CME Term SOFR +1.60%)(a)	9,271	9,230,819
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(a)	12,391	11,155,439
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(a)	9,878	7,991,783
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(a)	18,975	15,562,630
4.01%, 04/23/29, (3-mo. CME Term SOFR +1.38%)(a)	9,804	9,775,323
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(a)	8,361	6,941,388
4.13%, 12/15/26	7,071	7,075,682
4.20%, 07/23/29, (3-mo. CME Term SOFR +1.52%)(a)	12,147	12,162,086
4.25%, 10/01/27	7,273	7,312,826
4.26%, 10/22/31, (1-day SOFR + 0.93%)(a)	8,000	7,972,661
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(a)	12,619	10,879,578
4.32%, 04/26/28, (1-day SOFR + 1.56%)(a)	15,588	15,637,098
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(a)	11,016	11,109,976
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)	13,600	13,730,446
4.51%, 10/22/28, (1-day SOFR + 0.86%)(a)	6,545	6,593,373
4.57%, 06/14/30, (1-day SOFR + 1.75%)(a)	7,426	7,503,967
4.59%, 04/26/33, (1-day SOFR + 1.80%)(a)	5,840	5,855,515
4.60%, 10/22/30, (1-day SOFR + 1.04%)(a)	11,485	11,635,678
4.81%, 10/22/36, (1-day SOFR + 1.19%)(a)	10,985	10,948,314
4.85%, 07/25/28, (1-day SOFR + 1.99%)(a)	12,040	12,187,356
4.85%, 02/01/44	6,601	6,323,250
4.91%, 07/25/33, (1-day SOFR + 2.08%)(a)	14,860	15,165,993
4.92%, 01/24/29, (1-day SOFR + 0.80%)(a)	10,475	10,658,179
4.95%, 10/22/35, (1-day SOFR + 1.34%)(a)	9,850	9,945,137
4.95%, 06/01/45	8,491	8,080,261
4.98%, 07/22/28, (1-day SOFR + 0.93%)(a)	9,625	9,763,298
5.00%, 07/22/30, (1-day SOFR + 0.13%)(a)	10,325	10,588,521
5.01%, 01/23/30, (1-day SOFR + 1.31%)(a)	11,315	11,588,783
5.04%, 01/23/28, (1-day SOFR + 1.19%)(a)	9,895	9,998,071
5.10%, 04/22/31, (1-day SOFR + 1.44%)(a)	10,045	10,374,582
5.14%, 01/24/31, (1-day SOFR + 1.01%)(a)	15,200	15,707,769
5.29%, 07/22/35, (1-day SOFR + 1.46%)(a)	10,390	10,739,321
Security	Par (000)	Value
Banks (continued)
5.30%, 07/24/29, (1-day SOFR + 1.45%)(a)	$15,080	$15,524,679
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)	8,835	9,158,314
5.35%, 06/01/34, (1-day SOFR + 1.85%)(a)	17,570	18,346,246
5.40%, 01/06/42	7,849	8,037,766
5.50%, 01/24/36, (1-day SOFR + 1.32%)(a)	9,270	9,717,853
5.50%, 10/15/40	7,319	7,667,614
5.53%, 11/29/45, (1-day SOFR + 1.55%)(a)	8,100	8,339,865
5.57%, 04/22/28, (1-day SOFR + 0.93%)(a)	10,940	11,164,816
5.57%, 04/22/36, (1-day SOFR + 1.68%)(a)	13,609	14,344,305
5.58%, 04/22/30, (1-day SOFR + 0.16%)(a)	11,710	12,221,360
5.58%, 07/23/36, (1-day SOFR + 1.64%)(a)	4,260	4,414,501
5.60%, 07/15/41	7,295	7,661,033
5.63%, 08/16/43	6,658	6,892,006
5.72%, 09/14/33, (1-day SOFR + 2.58%)(a)	16,755	17,769,161
5.77%, 04/22/35, (1-day SOFR + 1.49%)(a)	15,305	16,325,388
6.09%, 10/23/29, (1-day SOFR + 1.57%)(a)	8,140	8,581,286
6.25%, 10/23/34, (1-day SOFR + 1.81%)(a)	13,395	14,744,156
6.40%, 05/15/38	12,801	14,565,487
8.00%, 04/29/27	10,881	11,497,128
8.75%, 09/01/30	4,334	5,134,682
JPMorgan Chase Bank N.A., 5.11%, 12/08/26	10,195	10,316,347
KeyBank NA
3.90%, 04/13/29	1,958	1,916,412
4.39%, 12/14/27	1,640	1,646,589
5.00%, 01/26/33	4,943	4,970,281
5.85%, 11/15/27(b)	4,418	4,547,046
6.95%, 02/01/28	810	853,723
KeyBank NA/Cleveland OH, 4.90%, 08/08/32	3,320	3,281,503
KeyCorp
2.25%, 04/06/27	4,164	4,049,058
2.55%, 10/01/29	3,831	3,591,741
4.10%, 04/30/28	3,251	3,242,084
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(a)	3,298	3,280,154
5.12%, 04/04/31, (1-day SOFR Index + 1.22%)(a)	370	378,670
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)	4,570	4,945,069
Korea Development Bank (The)
1.63%, 01/19/31	3,620	3,221,070
2.00%, 10/25/31	4,344	3,889,939
2.25%, 02/24/27	1,555	1,522,005
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	10,782	6,967,770
0.00%, 06/29/37(b)(d)	14,383	8,779,432
0.75%, 09/30/30	5,599	4,853,399
1.75%, 09/14/29	10,451	9,729,265
2.88%, 04/03/28	12,102	11,891,617
3.00%, 05/20/27	4,626	4,578,935
3.50%, 08/27/27	3,140	3,131,812
3.50%, 08/09/28	230	229,252
3.75%, 02/15/28	6,320	6,335,814
3.75%, 07/15/30	24,955	24,972,005
3.88%, 06/15/28	8,788	8,840,798
4.00%, 06/28/27	629	632,346
4.00%, 03/15/29	8,816	8,909,469
4.13%, 07/15/33	17,512	17,650,983
4.38%, 03/01/27	7,582	7,646,827
4.38%, 02/28/34	8,441	8,642,979
4.63%, 03/18/30	9,683	10,035,392
4.75%, 10/29/30	5,994	6,261,964

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Series GLOB, 3.88%, 05/15/28	$655	$658,836
Landwirtschaftliche Rentenbank
0.88%, 09/03/30(b)	7,918	6,915,167
3.63%, 10/08/30	200	198,885
3.88%, 09/28/27(b)	2,890	2,899,120
3.88%, 06/14/28	1,203	1,209,349
4.13%, 05/28/30	4,055	4,121,128
4.63%, 04/17/29	2,710	2,791,380
5.00%, 10/24/33	2,324	2,474,101
Series 37, 2.50%, 11/15/27	1,353	1,321,706
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(a)	6,567	4,898,945
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(a)	7,467	7,373,370
3.75%, 01/11/27	6,089	6,066,012
3.75%, 03/18/28, (1-year CMT + 1.80%)(a)	5,295	5,262,029
4.34%, 01/09/48	7,189	5,905,462
4.38%, 03/22/28	4,973	4,994,650
4.43%, 11/04/31, (1-year CMT + 0.82%)(a)	5,200	5,192,839
4.55%, 08/16/28	7,663	7,740,279
4.82%, 06/13/29, (1-year CMT + 0.83%)(a)	4,000	4,057,279
4.94%, 11/04/36, (1-year CMT + 0.97%)(a)	4,400	4,360,598
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)	3,035	3,080,187
5.09%, 11/26/28, (1-year CMT + 0.85%)(a)	5,630	5,723,763
5.30%, 12/01/45	4,089	3,891,357
5.46%, 01/05/28, (1-year CMT + 1.38%)(a)	7,200	7,298,815
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)	5,580	5,822,040
5.68%, 01/05/35, (1-year CMT + 1.75%)(a)	10,110	10,607,314
5.72%, 06/05/30, (1-year CMT + 1.07%)(a)	4,710	4,928,172
5.87%, 03/06/29, (1-year CMT + 1.70%)(a)	2,645	2,742,519
6.07%, 06/13/36, (1-year CMT + 1.60%)(a)	500	523,552
7.95%, 11/15/33, (1-year CMT + 3.75%)(a)	4,675	5,444,720
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(a)	2,885	2,895,474
4.83%, 01/16/29, (1-day SOFR + 0.93%)(a)	1,870	1,890,298
5.05%, 01/27/34, (1-day SOFR + 1.85%)(a)	4,845	4,853,650
5.18%, 07/08/31, (1-day SOFR + 1.40%)(a)	2,900	2,960,508
5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)	3,285	3,329,183
5.40%, 07/30/35, (5-year CMT + 1.43%)(a)	1,085	1,092,333
6.08%, 03/13/32, (1-day SOFR + 2.26%)(a)	4,880	5,159,492
7.41%, 10/30/29, (1-day SOFR + 2.80%)(a)	3,615	3,915,106
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	3,315	3,264,864
4.70%, 01/27/28	6,315	6,389,798
4.76%, 07/06/28, (1-day SOFR + 0.95%)(a)	3,130	3,156,264
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	5,685	5,139,114
2.31%, 07/20/32, (1-year CMT + 0.95%)(a)	8,584	7,628,956
2.34%, 01/19/28, (1-year CMT + 0.83%)(a)	6,395	6,254,225
2.49%, 10/13/32, (1-year CMT + 0.97%)(a)	4,114	3,676,854
2.56%, 02/25/30	5,260	4,910,476
2.85%, 01/19/33, (1-year CMT + 1.10%)(a)	4,660	4,226,594
3.20%, 07/18/29	7,659	7,383,537
3.29%, 07/25/27	4,347	4,296,758
3.68%, 02/22/27	4,359	4,342,272
3.74%, 03/07/29	6,529	6,451,967
3.75%, 07/18/39	7,585	6,678,065
3.96%, 03/02/28	5,568	5,563,562
4.05%, 09/11/28	4,486	4,487,211
4.08%, 04/19/28, (1-year CMT + 1.30%)(a)	4,405	4,398,240
Security	Par (000)	Value
Banks (continued)
4.15%, 03/07/39(b)	$3,101	$2,920,641
4.29%, 07/26/38	2,897	2,769,042
4.32%, 04/19/33, (1-year CMT + 1.55%)(a)	3,505	3,450,154
4.53%, 09/12/31, (1-year CMT + 0.80%)(a)	5,300	5,321,464
5.02%, 07/20/28, (1-year CMT + 1.95%)(a)	5,990	6,075,324
5.13%, 07/20/33, (1-year CMT + 2.13%)(a)	6,535	6,735,962
5.16%, 04/24/31, (1-year CMT + 1.17%)(a)	2,500	2,578,323
5.19%, 09/12/36, (1-year CMT + 0.93%)(a)	4,420	4,512,939
5.20%, 01/16/31, (1-year CMT + 0.78%)(a)	4,760	4,911,963
5.24%, 04/19/29, (1-year CMT + 1.70%)(a)	2,985	3,058,332
5.26%, 04/17/30, (1-year CMT + 0.82%)(a)	4,240	4,376,610
5.35%, 09/13/28, (1-year CMT + 1.90%)(a)	5,050	5,158,626
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)	3,395	3,559,405
5.42%, 02/22/29, (1-year CMT + 1.38%)(a)	5,065	5,205,709
5.43%, 04/17/35, (1-year CMT + 1.00%)(a)	7,300	7,611,886
5.44%, 02/22/34, (1-year CMT + 1.63%)(a)	3,920	4,112,084
5.47%, 09/13/33, (1-year CMT + 2.13%)(a)	3,270	3,436,713
5.48%, 02/22/31, (1-year CMT + 1.53%)(a)	2,635	2,747,173
5.57%, 01/16/36, (1-year CMT + 0.95%)(a)	5,550	5,822,429
5.62%, 04/24/36, (1-year CMT + 1.27%)(a)	6,300	6,627,159
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(a)	4,590	4,098,639
2.17%, 05/22/32, (1-year CMT + 0.87%)(a)	2,718	2,402,176
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(a)	4,705	4,263,046
2.26%, 07/09/32, (1-year CMT + 0.90%)(a)	3,030	2,682,896
2.56%, 09/13/31	4,275	3,801,442
2.59%, 05/25/31, (3-mo. CME Term SOFR +1.33%)(a)(b)	2,468	2,281,686
2.87%, 09/13/30, (3-mo. CME Term SOFR +1.57%)(a)	2,660	2,520,773
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(a)	3,642	3,496,170
3.17%, 09/11/27	4,893	4,819,803
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)	2,550	2,463,574
3.66%, 02/28/27	2,882	2,868,714
4.02%, 03/05/28	6,155	6,154,512
4.25%, 09/11/29, (3-mo. CME Term SOFR +1.53%)(a)	4,720	4,725,455
4.71%, 07/08/31, (1-year CMT + 0.92%)(a)	5,365	5,426,516
5.10%, 05/13/31, (1-year CMT + 0.82%)(a)	1,960	2,014,375
5.32%, 07/08/36, (1-year CMT + 1.07%)(a)	6,730	6,926,024
5.38%, 05/26/30, (1-year CMT + 1.12%)(a)	3,630	3,755,648
5.38%, 07/10/30, (1-year CMT + 1.08%)(a)	2,610	2,702,624
5.41%, 09/13/28, (1-year CMT + 2.05%)(a)	4,610	4,717,272
5.42%, 05/13/36, (1-year CMT + 0.98%)(a)	2,800	2,904,480
5.58%, 05/26/35, (1-year CMT + 1.30%)(a)	3,415	3,578,870
5.59%, 07/10/35, (1-year CMT + 1.30%)(a)	3,140	3,299,635
5.67%, 05/27/29, (1-year CMT + 1.50%)(a)	3,420	3,544,269
5.67%, 09/13/33, (1-year CMT + 2.40%)(a)	3,115	3,302,208
5.74%, 05/27/31, (1-year CMT + 1.65%)(a)	3,520	3,706,290
5.75%, 05/27/34, (1-year CMT + 1.80%)(a)	4,035	4,286,863
5.75%, 07/06/34, (1-year CMT + 1.90%)(a)	4,630	4,921,390
5.78%, 07/06/29, (1-year CMT + 1.65%)(a)	7,060	7,343,235
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(a)	10,190	8,902,640
1.93%, 04/28/32, (1-day SOFR + 1.02%)(a)	14,550	12,731,378
2.24%, 07/21/32, (1-day SOFR + 1.18%)(a)	25,812	22,856,269
2.48%, 01/21/28, (1-day SOFR + 1.00%)(a)	10,685	10,469,097
2.48%, 09/16/36, (1-day SOFR + 1.36%)(a)	14,993	13,066,045

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.51%, 10/20/32, (1-day SOFR + 1.20%)(a)	$12,378	$11,074,770
2.70%, 01/22/31, (1-day SOFR + 1.14%)(a)	20,252	18,951,719
2.80%, 01/25/52, (1-day SOFR + 1.43%)(a)	10,249	6,639,452
2.94%, 01/21/33, (1-day SOFR + 1.29%)(a)	14,158	12,888,479
3.22%, 04/22/42, (1-day SOFR + 1.49%)(a)	8,661	6,788,554
3.59%, 07/22/28(a)	18,082	17,894,340
3.62%, 04/01/31, (1-day SOFR + 3.12%)(a)	8,454	8,206,057
3.63%, 01/20/27	14,065	14,011,159
3.77%, 01/24/29, (3-mo. CME Term SOFR +1.40%)(a)	10,864	10,766,282
3.95%, 04/23/27	10,370	10,343,834
3.97%, 07/22/38(a)	11,435	10,308,069
4.21%, 04/20/28, (1-day SOFR + 1.61%)(a)	10,325	10,336,590
4.30%, 01/27/45	11,884	10,435,715
4.38%, 01/22/47	11,345	9,935,837
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)	9,363	9,416,556
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(a)	5,997	5,639,802
4.65%, 10/18/30, (1-day SOFR + 1.10%)(a)	16,155	16,353,231
4.89%, 07/20/33, (1-day SOFR + 2.08%)(a)	7,595	7,723,711
4.99%, 04/12/29, (1-day SOFR + 1.38%)(a)	5,105	5,201,061
5.04%, 07/19/30, (1-day SOFR + 1.22%)(a)	7,745	7,936,391
5.12%, 02/01/29, (1-day SOFR + 1.73%)(a)	13,045	13,309,263
5.16%, 04/20/29, (1-day SOFR + 1.59%)(a)	8,880	9,074,429
5.17%, 01/16/30, (1-day SOFR + 1.45%)(a)	8,015	8,228,227
5.19%, 04/17/31, (1-day SOFR + 1.51%)(a)	10,415	10,737,088
5.23%, 01/15/31, (1-day SOFR + 1.11%)(a)	12,605	13,012,996
5.25%, 04/21/34, (1-day SOFR + 1.87%)(a)	16,945	17,497,909
5.30%, 04/20/37, (1-day SOFR + 2.62%)(a)	8,710	8,861,848
5.32%, 07/19/35, (1-day SOFR + 1.56%)(a)	15,645	16,139,199
5.42%, 07/21/34, (1-day SOFR + 1.88%)(a)	9,765	10,177,341
5.45%, 07/20/29, (1-day SOFR + 1.63%)(a)	9,100	9,385,359
5.47%, 01/18/35, (1-day SOFR + 1.73%)(a)	15,425	16,044,281
5.52%, 11/19/55, (1-day SOFR + 1.71%)(a)	12,020	12,153,836
5.59%, 01/18/36, (1-day SOFR + 1.42%)(a)	12,525	13,119,681
5.60%, 03/24/51, (1-day SOFR + 4.84%)(a)	10,170	10,351,545
5.65%, 04/13/28, (1-day SOFR +1 0.01%)(a)	9,170	9,358,370
5.66%, 04/18/30, (1-day SOFR + 1.26%)(a)	13,480	14,061,720
5.66%, 04/17/36, (1-day SOFR + 1.76%)(a)	12,005	12,633,015
5.83%, 04/19/35, (1-day SOFR + 1.58%)(a)	14,865	15,869,572
5.94%, 02/07/39, (5-year CMT + 1.80%)(a)	9,810	10,293,747
5.95%, 01/19/38, (5-year CMT + 2.43%)(a)	6,140	6,444,170
6.30%, 10/18/28, (1-day SOFR + 2.24%)(a)	6,893	7,168,522
6.34%, 10/18/33, (1-day SOFR + 2.56%)(a)	7,450	8,188,900
6.38%, 07/24/42	9,503	10,698,899
6.41%, 11/01/29, (1-day SOFR + 1.83%)(a)	5,465	5,793,125
6.63%, 11/01/34, (1-day SOFR + 2.05%)(a)	8,550	9,582,577
7.25%, 04/01/32	6,524	7,537,513
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(a)	4,500	4,489,047
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(a)	11,025	10,999,996
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(a)	8,935	8,885,095
Morgan Stanley Bank N.A.
4.95%, 01/14/28, (1-day SOFR + 1.08%)(a)	7,220	7,283,847
4.97%, 07/14/28, (1-day SOFR + 0.93%)(a)	4,235	4,292,548
5.02%, 01/12/29, (1-day SOFR + 0.91%)(a)	11,960	12,164,015
5.50%, 05/26/28, (1-day SOFR + 0.87%)(a)	10,170	10,375,058
Security	Par (000)	Value
Banks (continued)
Morgan Stanley Private Bank N.A.
4.47%, 07/06/28, (1-day SOFR + 0.77%)(a)	$9,265	$9,310,655
4.73%, 07/18/31, (1-day SOFR + 1.08%)(a)	12,245	12,434,033
National Australia Bank Ltd./New York
3.91%, 06/09/27	1,395	1,395,037
4.31%, 06/13/28	4,015	4,051,717
4.50%, 10/26/27	3,715	3,755,588
4.53%, 06/13/30	4,230	4,304,624
4.79%, 01/10/29	4,800	4,910,215
4.90%, 06/13/28	3,620	3,707,932
4.90%, 01/14/30	3,020	3,116,716
4.94%, 01/12/28	5,605	5,722,977
5.09%, 06/11/27	4,050	4,126,085
National Bank of Canada
4.50%, 10/10/29	4,550	4,593,249
4.95%, 02/01/28, (1-day SOFR + 0.80%)(a)	3,735	3,772,503
5.60%, 12/18/28	4,500	4,691,008
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(a)	4,523	4,137,560
3.07%, 05/22/28, (1-year CMT + 2.55%)(a)	6,407	6,300,426
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(a)	5,064	5,073,569
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)	7,790	7,908,228
4.96%, 08/15/30, (1-year CMT + 1.22%)(a)	6,380	6,500,287
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(a)	6,260	6,398,264
5.12%, 05/23/31, (1-year CMT + 1.05%)(a)	9,275	9,524,433
5.52%, 09/30/28, (1-year CMT + 2.27%)(a)	4,730	4,842,948
5.58%, 03/01/28, (1-year CMT + 1.10%)(a)	3,350	3,408,946
5.78%, 03/01/35, (1-year CMT + 1.50%)(a)	7,000	7,393,828
5.81%, 09/13/29, (1-year CMT + 1.95%)(a)	3,860	4,016,800
6.02%, 03/02/34, (1-year CMT + 2.10%)(a)	4,685	5,030,701
6.48%, 06/01/34, (5-year CMT + 2.20%)(a)	3,740	3,920,529
Northern Trust Corp.
1.95%, 05/01/30	6,661	6,080,764
3.15%, 05/03/29	4,097	3,981,775
3.38%, 05/08/32, (3-mo. SOFR US + 1.39%)(a)	3,756	3,690,483
3.65%, 08/03/28	2,670	2,653,284
4.00%, 05/10/27	13,010	13,026,036
6.13%, 11/02/32	3,831	4,183,943
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	1,981	1,977,795
3.75%, 09/05/29	2,980	2,980,051
3.75%, 09/10/30	820	819,039
4.00%, 05/28/28	1,406	1,416,864
4.13%, 01/18/29	4,725	4,785,160
4.25%, 03/01/28	3,026	3,063,107
4.50%, 01/24/30	5,455	5,611,557
4.75%, 05/21/27	5,375	5,454,006
PNC Bank N.A.
2.70%, 10/22/29	4,567	4,293,965
3.10%, 10/25/27	5,658	5,565,028
3.25%, 01/22/28	4,269	4,209,522
4.05%, 07/26/28	7,073	7,061,175
4.43%, 07/21/28, (1-day SOFR + 0.73%)(a)	4,850	4,874,141
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)	5,608	5,009,933
2.55%, 01/22/30	10,955	10,262,766
3.15%, 05/19/27	4,627	4,565,511

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.45%, 04/23/29	$8,710	$8,539,173
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(a)	4,982	4,935,462
4.81%, 10/21/32, (1-day SOFR + 1.26%)(a)	6,470	6,559,480
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)	6,400	6,527,360
5.07%, 01/24/34, (1-day SOFR + 1.93%)(a)	7,400	7,550,189
5.22%, 01/29/31, (1-day SOFR + 1.07%)(a)	4,535	4,687,091
5.30%, 01/21/28, (1-day SOFR + 1.34%)(a)	4,810	4,872,806
5.35%, 12/02/28, (1-day SOFR + 1.62%)(a)	5,050	5,169,443
5.37%, 07/21/36, (1-day SOFR + 1.42%)(a)	4,775	4,905,601
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)	4,160	4,300,470
5.49%, 05/14/30, (1-day SOFR + 1.20%)(a)	7,925	8,235,545
5.58%, 06/12/29, (1-day SOFR + 1.84%)(a)	6,160	6,374,528
5.58%, 01/29/36, (1-day SOFR + 1.39%)(a)	5,645	5,894,117
5.68%, 01/22/35, (1-day SOFR + 1.90%)(a)	4,170	4,400,653
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)	4,355	4,671,333
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(a)	6,220	6,707,346
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)	10,045	11,365,789
Regions Bank/Birmingham AL, 6.45%, 06/26/37	2,865	3,127,712
Regions Financial Corp.
1.80%, 08/12/28	2,760	2,587,068
5.50%, 09/06/35, (1-day SOFR +2 0.06%)(a)	1,550	1,587,299
5.72%, 06/06/30, (1-day SOFR + 1.49%)(a)	3,515	3,649,850
7.38%, 12/10/37	2,623	3,029,320
Royal Bank of Canada
1.40%, 11/02/26	4,913	4,793,745
2.05%, 01/21/27	3,515	3,436,432
2.30%, 11/03/31	9,175	8,214,484
3.63%, 05/04/27	5,644	5,619,146
3.88%, 05/04/32	4,390	4,260,418
4.00%, 11/03/28, (1-day SOFR + 0.70%)(a)	4,400	4,390,356
4.24%, 08/03/27	6,874	6,909,761
4.31%, 11/03/31, (1-day SOFR + 0.98%)(a)	4,400	4,376,655
4.50%, 08/06/29, (1-day SOFR + 0.89%)(a)	6,245	6,293,158
4.52%, 10/18/28, (1-day SOFR Index + 1.86%)(a)	3,230	3,258,272
4.65%, 10/18/30, (1-day SOFR Index + 1.80%)(a)	9,960	10,085,553
4.70%, 08/06/31, (1-day SOFR + 1.06%)(a)	4,650	4,710,476
4.72%, 03/27/28, (1-day SOFR Index + 1.81%)(a)	5,475	5,525,125
4.88%, 01/19/27	6,890	6,965,402
4.90%, 01/12/28	4,130	4,211,554
4.95%, 02/01/29	4,930	5,063,616
4.97%, 01/24/29, (1-day SOFR + 0.83%)(a)	7,180	7,301,494
4.97%, 08/02/30, (1-day SOFR + 1.00%)(a)	6,605	6,757,306
4.97%, 05/02/31, (1-day SOFR Index + 1.30%)(a)	5,015	5,138,258
5.00%, 02/01/33	8,405	8,656,118
5.00%, 05/02/33	4,820	4,960,450
5.15%, 02/04/31, (1-day SOFR + 1.03%)(a)	8,345	8,591,837
5.15%, 02/01/34	6,110	6,381,279
5.20%, 08/01/28	5,100	5,254,901
6.00%, 11/01/27	6,855	7,118,514
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.25%)(a)(b)	4,685	4,575,070
4.40%, 07/13/27	5,463	5,468,101
Security	Par (000)	Value
Banks (continued)
5.35%, 09/06/30, (1-day SOFR + 1.94%)(a)	$1,600	$1,630,110
5.47%, 03/20/29, (1-day SOFR + 1.61%)(a)	3,275	3,330,928
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)(b)	3,615	3,726,465
6.17%, 01/09/30, (1-day SOFR + 2.50%)(a)	2,995	3,113,781
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(b)	2,925	3,106,370
6.50%, 03/09/29, (1-day SOFR + 2.36%)(a)	5,505	5,731,778
6.57%, 06/12/29, (1-day SOFR + 2.70%)(a)	3,185	3,327,700
7.66%, 11/09/31, (1-day SOFR + 3.28%)(a)	3,485	3,891,824
Santander U.K. Group Holdings PLC
2.47%, 01/11/28, (1-day SOFR + 1.22%)(a)	4,808	4,704,073
2.90%, 03/15/32, (1-day SOFR + 1.48%)(a)	2,755	2,517,982
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(a)	5,306	5,253,252
4.32%, 09/22/29, (1-day SOFR Index + 1.70%)(a)	2,220	2,213,784
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(a)	4,320	4,371,704
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(a)	3,600	3,568,760
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(a)	5,700	5,943,108
6.53%, 01/10/29, (1-day SOFR + 2.60%)(a)	3,465	3,622,317
Standard Chartered Bank/New York, 4.85%, 12/03/27	385	392,038
State Street Bank & Trust Co.
4.59%, 11/25/26	2,570	2,587,574
4.78%, 11/23/29	3,905	4,013,727
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.56%)(a)	2,045	1,994,682
2.20%, 02/07/28, (1-day SOFR + 0.73%)(a)	3,995	3,902,686
2.20%, 03/03/31	4,570	4,090,771
2.40%, 01/24/30(b)	5,008	4,703,584
2.62%, 02/07/33, (1-day SOFR + 1.00%)(a)	3,275	2,953,159
3.03%, 11/01/34, (1-day SOFR + 1.49%)(a)	2,695	2,533,776
3.15%, 03/30/31, (1-day SOFR + 2.65%)(a)	3,211	3,080,874
4.14%, 12/03/29, (3-mo. CME Term SOFR +1.29%)(a)	3,258	3,260,693
4.16%, 08/04/33, (1-day SOFR + 1.73%)(a)	3,560	3,476,611
4.33%, 10/22/27	6,315	6,373,744
4.42%, 05/13/33, (1-day SOFR + 1.61%)(a)	2,915	2,904,917
4.53%, 02/20/29, (1-day SOFR + 1.02%)(a)	4,680	4,723,892
4.54%, 02/28/28	3,910	3,959,838
4.54%, 04/24/28, (1-day SOFR + 0.95%)(a)	3,080	3,102,470
4.68%, 10/22/32, (1-day SOFR + 1.05%)(a)	3,880	3,924,167
4.73%, 02/28/30	2,790	2,852,272
4.78%, 10/23/36, (1-day SOFR + 1.22%)(a)	3,735	3,718,424
4.82%, 01/26/34, (1-day SOFR + 1.57%)(a)	3,185	3,226,523
4.83%, 04/24/30	4,440	4,559,761
4.99%, 03/18/27	5,940	6,024,950
5.15%, 02/28/36, (1-day SOFR + 1.22%)(a)	3,830	3,920,291
5.16%, 05/18/34, (1-day SOFR + 1.89%)(a)	5,085	5,258,092
5.68%, 11/21/29, (1-day SOFR + 1.48%)(a)	5,015	5,244,157
5.82%, 11/04/28, (1-day SOFR + 1.72%)(a)	2,615	2,702,636
6.12%, 11/21/34, (1-day SOFR + 1.96%)(a)	2,300	2,492,888
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	2,665	2,330,015
1.90%, 09/17/28	9,630	9,059,584
2.13%, 07/08/30	6,465	5,862,559
2.14%, 09/23/30	4,166	3,744,091

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.17%, 01/14/27	$2,559	$2,503,339
2.22%, 09/17/31	4,525	4,003,770
2.30%, 01/12/41	2,620	1,856,812
2.47%, 01/14/29	2,225	2,117,081
2.72%, 09/27/29	2,491	2,355,317
2.75%, 01/15/30	6,100	5,733,248
2.93%, 09/17/41	4,140	3,079,990
3.04%, 07/16/29	11,245	10,772,408
3.05%, 01/14/42	2,715	2,109,686
3.35%, 10/18/27	3,769	3,721,421
3.36%, 07/12/27	3,786	3,748,205
3.45%, 01/11/27	4,502	4,473,575
3.54%, 01/17/28	4,276	4,229,882
3.94%, 07/19/28	3,814	3,805,570
4.31%, 10/16/28	3,232	3,255,096
4.66%, 07/08/31, (1-day SOFR + 1.19%)(a)	2,660	2,690,247
4.95%, 07/08/33, (1-day SOFR + 1.38%)(a)	1,660	1,692,687
5.24%, 04/15/30	2,510	2,601,259
5.25%, 07/08/36, (1-day SOFR + 1.50%)(a)	2,970	3,054,618
5.32%, 07/09/29	3,575	3,701,810
5.42%, 07/09/31	5,040	5,277,589
5.45%, 01/15/32	3,130	3,279,240
5.52%, 01/13/28	8,570	8,836,392
5.56%, 07/09/34	5,850	6,170,316
5.63%, 01/15/35	4,120	4,381,392
5.71%, 01/13/30	6,340	6,682,681
5.72%, 09/14/28	5,165	5,382,917
5.77%, 01/13/33	8,160	8,715,586
5.78%, 07/13/33	3,355	3,590,018
5.80%, 07/13/28	3,140	3,277,788
5.80%, 07/08/46, (1-day SOFR + 1.78%)(a)	10	10,315
5.81%, 09/14/33(b)	4,120	4,422,386
5.84%, 07/09/44	3,035	3,190,401
5.85%, 07/13/30	3,010	3,201,946
6.18%, 07/13/43	2,180	2,398,199
Synchrony Bank, 5.63%, 08/23/27	3,357	3,426,499
Synovus Bank, 5.63%, 02/15/28	1,965	2,004,645
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR + 0.35%)(a)	605	625,260
Toronto-Dominion Bank (The)
1.95%, 01/12/27	4,680	4,572,679
2.00%, 09/10/31	5,473	4,866,600
2.45%, 01/12/32	3,640	3,249,973
2.80%, 03/10/27	5,775	5,681,975
3.20%, 03/10/32	7,470	6,946,403
4.11%, 06/08/27	8,195	8,201,178
4.11%, 10/13/28	3,700	3,698,048
4.46%, 06/08/32	8,310	8,312,720
4.57%, 12/17/26	5,430	5,459,854
4.57%, 06/02/28	5,050	5,106,456
4.69%, 09/15/27	8,525	8,620,818
4.78%, 12/17/29	4,660	4,760,403
4.81%, 06/03/30	6,935	7,072,153
4.86%, 01/31/28	4,865	4,945,983
4.93%, 10/15/35	3,450	3,456,059
4.98%, 04/05/27	4,540	4,598,707
4.99%, 04/05/29	6,955	7,132,007
5.15%, 09/10/34, (5-year CMT + 1.50%)(a)	3,000	3,042,939
5.16%, 01/10/28	6,675	6,821,904
5.26%, 12/11/26	2,930	2,967,253
5.30%, 01/30/32	4,300	4,488,228
Security	Par (000)	Value
Banks (continued)
5.52%, 07/17/28	$6,560	$6,793,510
Truist Bank
2.25%, 03/11/30	7,160	6,536,185
4.14%, 10/23/29, (1-day SOFR + 0.91%)(a)	4,300	4,283,528
4.42%, 07/24/28, (1-day SOFR + 0.77%)(a)	4,470	4,486,500
Truist Financial Corp.
1.13%, 08/03/27	4,172	3,965,713
1.89%, 06/07/29, (1-day SOFR + 0.86%)(a)	5,830	5,491,060
1.95%, 06/05/30	4,720	4,253,648
3.88%, 03/19/29	4,416	4,350,554
4.12%, 06/06/28, (1-day SOFR + 1.37%)(a)	2,685	2,684,834
4.87%, 01/26/29, (1-day SOFR + 1.44%)(a)	4,940	5,004,841
4.92%, 07/28/33, (1-day SOFR + 2.24%)(a)	4,580	4,571,765
4.96%, 10/23/36, (1-day SOFR + 1.40%)(a)	4,685	4,615,031
5.07%, 05/20/31, (1-day SOFR + 1.31%)(a)	6,420	6,567,706
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)	8,540	8,653,254
5.15%, 08/05/32, (1-day SOFR + 1.57%)(a)	3,675	3,768,926
5.44%, 01/24/30, (1-day SOFR + 1.62%)(a)	3,765	3,890,195
5.71%, 01/24/35, (1-day SOFR + 1.92%)(a)	9,475	9,930,287
5.87%, 06/08/34, (1-day SOFR + 2.36%)(a)	11,385	12,046,304
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)	3,908	4,193,653
7.16%, 10/30/29, (1-day SOFR + 2.45%)(a)	5,565	6,016,907
U.S. Bancorp
1.38%, 07/22/30	8,018	7,053,732
2.22%, 01/27/28, (1-day SOFR + 0.73%)(a)	5,870	5,731,623
2.49%, 11/03/36, (5-year CMT + 0.95%)(a)	6,915	5,975,367
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)	5,183	4,640,031
3.00%, 07/30/29	6,029	5,777,005
3.90%, 04/26/28	6,564	6,554,450
4.55%, 07/22/28, (1-day SOFR + 1.66%)(a)	8,070	8,122,915
4.65%, 02/01/29, (1-day SOFR + 1.23%)(a)	6,685	6,751,397
4.84%, 02/01/34, (1-day SOFR + 1.60%)(a)	7,285	7,324,184
4.97%, 07/22/33, (1-day SOFR + 2.11%)(a)	7,265	7,285,123
5.05%, 02/12/31, (1-day SOFR + 1.06%)(a)	4,200	4,304,550
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)	1,455	1,494,474
5.10%, 07/23/30, (1-day SOFR + 1.25%)(a)	7,315	7,515,028
5.38%, 01/23/30, (1-day SOFR + 1.56%)(a)	4,110	4,246,115
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)	3,280	3,402,959
5.68%, 01/23/35, (1-day SOFR + 1.86%)(a)	10,070	10,610,770
5.78%, 06/12/29, (1-day SOFR + 2.02%)(a)	6,255	6,496,743
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)	5,490	5,853,889
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)	8,315	8,863,718
Series X, 3.15%, 04/27/27	3,517	3,475,041
U.S. Bank NA/Cincinnati OH, 4.73%, 05/15/28, (1-day SOFR + 0.91%)(a)	2,790	2,813,205
UBS AG/London
4.50%, 06/26/48	4,865	4,352,972
5.65%, 09/11/28	5,980	6,239,382
UBS AG/Stamford CT
4.86%, 01/10/28, (1-day SOFR + 0.72%)(a)	2,300	2,318,297
5.00%, 07/09/27	6,970	7,097,957
7.50%, 02/15/28	11,940	12,872,050
UBS Group AG, 4.88%, 05/15/45	10,452	9,836,157
Wachovia Corp., 5.50%, 08/01/35	5,675	5,843,400
Webster Financial Corp., 4.10%, 03/25/29	1,435	1,410,088
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(a)	14,591	14,200,664
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(a)	15,433	14,374,045
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(a)	16,042	15,218,718

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.07%, 04/30/41, (1-day SOFR + 2.53%)(a)	$17,920	$13,968,730
3.35%, 03/02/33, (1-day SOFR + 1.50%)(a)	17,030	15,882,151
3.53%, 03/24/28, (1-day SOFR + 1.51%)(a)	15,235	15,106,079
3.58%, 05/22/28, (3-mo. CME Term SOFR +1.57%)(a)	14,579	14,454,009
3.90%, 05/01/45	10,581	8,677,779
4.08%, 09/15/29, (1-day SOFR + 0.88%)(a)	12,505	12,472,023
4.15%, 01/24/29	14,937	14,936,025
4.30%, 07/22/27	12,721	12,754,732
4.40%, 06/14/46	9,532	8,080,901
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(a)	9,832	9,892,584
4.61%, 04/25/53, (1-day SOFR + 2.13%)(a)	15,855	13,901,001
4.65%, 11/04/44	9,453	8,371,342
4.75%, 12/07/46	9,190	8,165,267
4.81%, 07/25/28, (1-day SOFR + 1.98%)(a)	8,955	9,055,911
4.89%, 09/15/36, (1-day SOFR + 1.34%)(a)	12,375	12,364,008
4.90%, 07/25/33, (1-day SOFR + 2.10%)(a)	14,505	14,722,847
4.90%, 11/17/45	9,363	8,584,535
4.97%, 04/23/29, (1-day SOFR + 1.37%)(a)	13,675	13,921,157
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(a)	25,551	23,819,197
5.15%, 04/23/31, (1-day SOFR + 1.50%)(a)	19,130	19,730,190
5.20%, 01/23/30, (1-day SOFR + 1.50%)(a)	12,405	12,762,585
5.21%, 12/03/35, (1-day SOFR + 1.38%)(a)	14,690	15,034,500
5.24%, 01/24/31, (1-day SOFR + 1.11%)(a)	8,070	8,346,490
5.38%, 02/07/35	4,670	4,934,733
5.38%, 11/02/43	9,088	8,872,248
5.39%, 04/24/34, (1-day SOFR + 2.02%)(a)	14,440	14,998,667
5.50%, 01/23/35, (1-day SOFR + 1.78%)(a)	15,535	16,205,016
5.56%, 07/25/34, (1-day SOFR + 1.99%)(a)	22,249	23,344,610
5.57%, 07/25/29, (1-day SOFR + 1.74%)(a)	14,160	14,659,563
5.61%, 04/23/36, (1-day SOFR + 1.74%)(a)	10,485	11,004,656
5.61%, 01/15/44	11,060	11,118,381
5.71%, 04/22/28, (1-day SOFR + 0.07%)(a)	15,715	16,056,910
5.95%, 12/01/86	2,871	3,000,220
6.30%, 10/23/29, (1-day SOFR + 1.79%)(a)	8,870	9,380,475
6.49%, 10/23/34, (1-day SOFR + 2.06%)(a)	15,170	16,850,784
Series B, 7.95%, 11/15/29	2,589	2,908,224
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.78%)(a)	10,660	10,752,890
Wells Fargo Bank NA
5.25%, 12/11/26	9,985	10,117,636
5.85%, 02/01/37	5,389	5,707,950
5.95%, 08/26/36	2,872	3,062,896
6.60%, 01/15/38	6,461	7,268,545
Westpac Banking Corp.
1.95%, 11/20/28	5,660	5,338,718
2.15%, 06/03/31	5,690	5,132,563
2.65%, 01/16/30	3,364	3,180,380
2.67%, 11/15/35, (5-year CMT + 1.75%)(a)	7,329	6,602,941
2.96%, 11/16/40	5,373	4,129,768
3.02%, 11/18/36, (5-year CMT + 1.53%)(a)	6,120	5,483,759
3.13%, 11/18/41	5,374	4,084,983
3.35%, 03/08/27	5,145	5,109,942
3.40%, 01/25/28	4,655	4,607,626
4.04%, 08/26/27	2,346	2,353,175
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)	5,418	5,312,926
4.32%, 11/23/31, (5-year USD ICE Swap + 2.24%)(a)	7,898	7,879,547
4.35%, 07/01/30	4,650	4,697,435
Security	Par (000)	Value
Banks (continued)
4.42%, 07/24/39	$4,431	$4,115,776
5.05%, 04/16/29	3,440	3,560,651
5.41%, 08/10/33, (1-year CMT + 2.68%)(a)(b)	3,150	3,255,522
5.46%, 11/18/27	6,512	6,709,905
5.54%, 11/17/28	5,115	5,348,664
5.62%, 11/20/35, (1-year CMT + 1.20%)(a)	6,575	6,802,806
6.82%, 11/17/33	3,575	4,007,413
Wintrust Financial Corp., 4.85%, 06/06/29	1,032	1,022,500
Zions Bancorp N.A.
3.25%, 10/29/29	2,191	2,040,214
4.70%, 08/18/28, (1-day SOFR + 1.16%)(a)	1,250	1,248,435
Zions Bancorp NA, 6.82%, 11/19/35, (1-day SOFR + 2.83%)(a)	1,260	1,337,909
		7,141,518,714
Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	23,778	23,540,580
4.90%, 02/01/46	39,671	37,302,131
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	160	135,671
4.63%, 02/01/44	3,093	2,828,541
4.70%, 02/01/36	3,556	3,522,673
4.90%, 02/01/46	6,284	5,890,151
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	8,751	8,541,216
4.38%, 04/15/38	3,798	3,633,888
4.44%, 10/06/48	8,210	7,189,874
4.50%, 06/01/50	990	905,248
4.60%, 04/15/48	1,250	1,138,903
4.75%, 01/23/29	9,384	9,583,763
4.75%, 04/15/58	2,405	2,158,371
4.90%, 01/23/31	4,724	4,884,582
4.95%, 01/15/42	6,785	6,549,996
5.00%, 06/15/34	4,518	4,667,063
5.45%, 01/23/39	9,315	9,666,036
5.55%, 01/23/49	16,980	17,202,973
5.80%, 01/23/59	8,736	9,125,562
5.88%, 06/15/35	2,045	2,242,283
8.00%, 11/15/39	2,805	3,598,786
8.20%, 01/15/39	6,171	7,978,409
Brown-Forman Corp.
4.00%, 04/15/38	1,674	1,510,823
4.50%, 07/15/45	3,070	2,710,105
4.75%, 04/15/33	3,010	3,051,380
Coca-Cola Co. (The)
1.00%, 03/15/28	6,834	6,413,898
1.38%, 03/15/31	5,020	4,382,999
1.45%, 06/01/27	5,302	5,116,589
1.50%, 03/05/28	4,542	4,319,923
1.65%, 06/01/30	6,889	6,214,283
2.00%, 03/05/31	4,496	4,059,085
2.13%, 09/06/29	6,343	5,949,498
2.25%, 01/05/32	9,475	8,513,854
2.50%, 06/01/40	5,348	3,988,866
2.50%, 03/15/51(b)	7,265	4,469,389
2.60%, 06/01/50	7,404	4,689,897
2.75%, 06/01/60	5,851	3,515,309
2.88%, 05/05/41	3,800	2,930,565

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
2.90%, 05/25/27	$4,482	$4,423,563
3.00%, 03/05/51	6,345	4,327,863
3.38%, 03/25/27	6,737	6,707,269
3.45%, 03/25/30	6,563	6,408,571
4.20%, 03/25/50	3,616	3,092,473
4.65%, 08/14/34(b)	3,325	3,387,763
5.00%, 05/13/34	4,265	4,447,676
5.20%, 01/14/55	4,535	4,453,427
5.30%, 05/13/54	4,405	4,390,839
5.40%, 05/13/64	6,735	6,684,047
Coca-Cola Consolidated Inc.
5.25%, 06/01/29	3,940	4,080,562
5.45%, 06/01/34	2,455	2,572,063
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	4,098	3,430,393
2.75%, 01/22/30	6,088	5,722,700
5.10%, 05/06/35	1,160	1,171,363
5.25%, 11/26/43	2,412	2,373,871
Constellation Brands Inc.
2.25%, 08/01/31	1,560	1,379,185
2.88%, 05/01/30(b)	3,475	3,252,328
3.15%, 08/01/29	4,522	4,347,578
3.50%, 05/09/27	2,970	2,941,993
3.60%, 02/15/28	3,275	3,233,746
3.70%, 12/06/26	3,625	3,610,788
3.75%, 05/01/50	2,895	2,149,722
4.10%, 02/15/48	3,051	2,431,900
4.35%, 05/09/27	3,285	3,294,378
4.50%, 05/09/47	2,355	1,981,437
4.65%, 11/15/28	2,917	2,952,192
4.75%, 05/09/32	1,175	1,182,270
4.80%, 01/15/29	2,070	2,102,500
4.80%, 05/01/30	1,665	1,689,114
4.90%, 05/01/33(b)	3,915	3,941,619
4.95%, 11/01/35	1,910	1,881,315
5.25%, 11/15/48	2,480	2,315,233
Diageo Capital PLC
2.00%, 04/29/30	6,106	5,568,312
2.13%, 04/29/32	4,128	3,583,191
2.38%, 10/24/29	3,865	3,621,826
3.88%, 05/18/28	3,589	3,579,469
3.88%, 04/29/43	2,532	2,097,267
5.30%, 10/24/27	5,085	5,208,252
5.50%, 01/24/33	3,797	4,006,631
5.63%, 10/05/33	3,710	3,947,589
5.88%, 09/30/36	3,370	3,657,824
Diageo Investment Corp.
4.25%, 05/11/42	2,082	1,816,043
5.13%, 08/15/30	1,530	1,585,490
5.63%, 04/15/35	860	909,999
7.45%, 04/15/35	3,590	4,327,277
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	675	496,499
4.38%, 05/10/43	900	795,088
Keurig Dr Pepper Inc.
2.25%, 03/15/31	3,013	2,673,466
3.20%, 05/01/30	3,304	3,125,404
3.35%, 03/15/51	2,805	1,891,925
3.43%, 06/15/27	4,158	4,110,271
3.80%, 05/01/50	3,560	2,623,272
3.95%, 04/15/29	5,935	5,850,147
Security	Par (000)	Value
Beverages (continued)
4.05%, 04/15/32	$3,865	$3,704,886
4.35%, 05/15/28	4,475	4,477,657
4.42%, 12/15/46	2,007	1,644,639
4.50%, 11/15/45	2,810	2,360,626
4.50%, 04/15/52	4,630	3,769,995
4.60%, 05/25/28	3,400	3,419,401
4.60%, 05/15/30	2,145	2,150,094
5.05%, 03/15/29	3,065	3,123,052
5.09%, 05/25/48	2,030	1,822,061
5.10%, 03/15/27	2,185	2,205,557
5.15%, 05/15/35(b)	2,545	2,541,609
5.30%, 03/15/34	2,130	2,165,970
Series 10, 5.20%, 03/15/31	2,885	2,957,320
Molson Coors Beverage Co.
4.20%, 07/15/46	8,582	7,017,431
5.00%, 05/01/42	5,322	4,945,629
PepsiCo Inc.
1.40%, 02/25/31	4,220	3,679,491
1.63%, 05/01/30	8,028	7,232,239
1.95%, 10/21/31	5,685	5,019,692
2.63%, 03/19/27	3,498	3,442,804
2.63%, 07/29/29	5,398	5,140,469
2.63%, 10/21/41	3,450	2,520,373
2.75%, 03/19/30	7,228	6,843,681
2.75%, 10/21/51(b)	4,440	2,857,431
2.88%, 10/15/49	4,277	2,880,889
3.00%, 10/15/27	7,236	7,136,146
3.38%, 07/29/49	2,250	1,659,950
3.45%, 10/06/46	3,949	3,043,342
3.50%, 03/19/40	1,965	1,659,586
3.60%, 02/18/28	5,055	5,030,467
3.60%, 08/13/42	1,960	1,613,036
3.63%, 03/19/50	4,144	3,189,061
3.88%, 03/19/60	1,095	848,605
3.90%, 07/18/32	6,120	5,999,456
4.00%, 03/05/42	2,330	2,034,266
4.00%, 05/02/47	2,535	2,111,437
4.10%, 01/15/29	3,320	3,337,301
4.20%, 07/18/52	2,355	1,968,904
4.25%, 10/22/44	1,480	1,306,225
4.30%, 07/23/30	2,020	2,036,770
4.40%, 02/07/27	1,740	1,752,537
4.45%, 02/07/28	2,100	2,128,132
4.45%, 05/15/28	3,840	3,897,387
4.45%, 02/15/33(b)	4,020	4,069,714
4.45%, 04/14/46	4,385	3,947,032
4.50%, 07/17/29	4,495	4,582,802
4.60%, 02/07/30	2,030	2,075,236
4.65%, 07/23/32	2,700	2,754,568
4.65%, 02/15/53	2,095	1,888,079
4.80%, 07/17/34	3,690	3,766,985
4.88%, 11/01/40	1,860	1,829,811
5.00%, 02/07/35(b)	2,000	2,052,790
5.00%, 07/23/35	3,860	3,954,866
5.13%, 11/10/26	3,735	3,776,690
5.25%, 07/17/54(b)	3,415	3,376,416
5.50%, 01/15/40	1,990	2,097,269
7.00%, 03/01/29	3,645	3,980,943
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	2,010	2,044,951
4.65%, 02/16/27	2,310	2,331,843

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
4.70%, 02/16/34	$2,530	$2,542,616
		611,708,361
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28	6,238	5,843,876
2.00%, 01/15/32	5,520	4,796,937
2.20%, 02/21/27	5,067	4,947,111
2.30%, 02/25/31	6,006	5,424,095
2.45%, 02/21/30	5,262	4,886,415
2.77%, 09/01/53	4,045	2,449,735
2.80%, 08/15/41	3,740	2,754,737
3.00%, 02/22/29	2,985	2,879,586
3.00%, 01/15/52	4,317	2,867,070
3.15%, 02/21/40	4,942	3,900,179
3.20%, 11/02/27	5,777	5,684,982
3.35%, 02/22/32	3,691	3,474,532
3.38%, 02/21/50	7,445	5,401,967
4.05%, 08/18/29	6,280	6,247,503
4.20%, 03/01/33	4,250	4,146,391
4.20%, 02/22/52	3,559	2,866,968
4.40%, 05/01/45	10,209	8,852,567
4.40%, 02/22/62	4,731	3,777,687
4.56%, 06/15/48	6,429	5,563,557
4.66%, 06/15/51	13,850	12,090,983
4.88%, 03/01/53	4,965	4,449,791
4.95%, 10/01/41	3,617	3,422,318
5.15%, 03/02/28	17,355	17,741,682
5.15%, 11/15/41	3,765	3,670,221
5.25%, 03/02/30	13,070	13,560,730
5.25%, 03/02/33	16,860	17,456,432
5.60%, 03/02/43	12,460	12,626,905
5.65%, 06/15/42	2,290	2,346,036
5.65%, 03/02/53	17,275	17,237,306
5.75%, 03/15/40	1,250	1,297,461
5.75%, 03/02/63	11,385	11,377,106
6.38%, 06/01/37	2,365	2,628,689
6.40%, 02/01/39	3,065	3,366,687
Baxalta Inc., 5.25%, 06/23/45	2,588	2,499,241
Biogen Inc.
2.25%, 05/01/30	8,040	7,357,917
3.15%, 05/01/50	6,966	4,571,809
3.25%, 02/15/51	3,686	2,446,796
5.05%, 01/15/31	1,185	1,218,756
5.20%, 09/15/45	5,352	4,957,960
5.75%, 05/15/35	1,805	1,893,392
6.45%, 05/15/55	3,015	3,215,618
Bio-Rad Laboratories Inc.
3.30%, 03/15/27	2,931	2,894,249
3.70%, 03/15/32	4,200	3,934,679
Gilead Sciences Inc.
1.20%, 10/01/27	4,717	4,488,508
1.65%, 10/01/30	5,928	5,274,775
2.60%, 10/01/40	4,626	3,412,272
2.80%, 10/01/50	7,425	4,812,214
2.95%, 03/01/27	7,829	7,736,434
4.00%, 09/01/36	4,383	4,089,749
4.15%, 03/01/47	8,290	6,989,654
4.50%, 02/01/45	6,800	6,104,178
4.60%, 09/01/35	5,293	5,237,985
4.75%, 03/01/46	10,583	9,746,329
4.80%, 11/15/29	3,160	3,245,106
Security	Par (000)	Value
Biotechnology (continued)
4.80%, 04/01/44	$5,931	$5,543,680
5.10%, 06/15/35	4,340	4,463,840
5.25%, 10/15/33(b)	2,965	3,109,174
5.50%, 11/15/54	4,110	4,141,346
5.55%, 10/15/53	4,870	4,932,314
5.60%, 11/15/64	3,255	3,290,882
5.65%, 12/01/41	4,447	4,646,528
Illumina Inc.
2.55%, 03/23/31	1,055	949,176
5.75%, 12/13/27	3,820	3,928,264
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	7,002	6,207,446
2.80%, 09/15/50	3,373	2,117,686
Royalty Pharma PLC
1.75%, 09/02/27	4,776	4,576,077
2.15%, 09/02/31	2,989	2,609,289
2.20%, 09/02/30	4,349	3,917,261
3.30%, 09/02/40	4,762	3,681,882
3.35%, 09/02/51	3,250	2,203,731
3.55%, 09/02/50	4,697	3,310,614
4.45%, 03/25/31	1,890	1,876,378
5.15%, 09/02/29	3,210	3,291,881
5.20%, 09/25/35	2,050	2,055,352
5.40%, 09/02/34	2,535	2,589,434
5.90%, 09/02/54	2,610	2,606,480
5.95%, 09/25/55	2,665	2,677,374
		384,891,952
Building Materials — 0.2%
Amrize Finance U.S. LLC
4.60%, 04/07/27(c)	1,020	1,026,061
4.70%, 04/07/28(c)	1,540	1,558,037
4.95%, 04/07/30(c)	1,140	1,166,865
5.40%, 04/07/35(c)	1,380	1,424,347
7.13%, 07/15/36(c)	1,070	1,235,010
Carlisle Companies Inc.
2.20%, 03/01/32	2,490	2,158,652
2.75%, 03/01/30	4,119	3,866,280
3.75%, 12/01/27	3,035	3,014,852
5.25%, 09/15/35	1,010	1,027,690
5.55%, 09/15/40	1,165	1,181,800
Carrier Global Corp.
2.49%, 02/15/27	3,528	3,457,666
2.70%, 02/15/31	3,770	3,477,308
2.72%, 02/15/30	9,518	8,930,085
3.38%, 04/05/40	7,465	6,073,106
3.58%, 04/05/50	6,378	4,813,099
5.90%, 03/15/34	2,902	3,123,671
6.20%, 03/15/54	2,199	2,421,463
CRH America Finance Inc.
4.40%, 02/09/31	3,785	3,780,511
5.00%, 02/09/36	3,505	3,511,719
5.40%, 05/21/34	1,650	1,709,831
5.50%, 01/09/35	3,430	3,578,290
5.60%, 02/09/56	3,195	3,190,020
5.88%, 01/09/55	1,080	1,130,404
CRH SMW Finance DAC
5.13%, 01/09/30	2,780	2,859,465
5.20%, 05/21/29	2,300	2,370,940
Eagle Materials Inc., 2.50%, 07/01/31	2,700	2,441,674
Fortune Brands Innovations Inc.
3.25%, 09/15/29	3,977	3,810,667

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
4.00%, 03/25/32	$2,255	$2,152,471
4.50%, 03/25/52	2,942	2,415,263
5.88%, 06/01/33(b)	2,584	2,732,029
Johnson Controls International PLC
4.50%, 02/15/47	3,012	2,623,556
4.63%, 07/02/44	2,705	2,421,474
4.95%, 07/02/64(e)	2,307	2,024,225
6.00%, 01/15/36	1,249	1,358,058
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	3,425	3,043,347
2.00%, 09/16/31	2,655	2,323,352
4.90%, 12/01/32	2,990	3,045,358
5.50%, 04/19/29	3,235	3,362,352
Lennox International Inc.
1.70%, 08/01/27	1,993	1,906,620
5.50%, 09/15/28	2,670	2,758,057
Martin Marietta Materials Inc.
2.40%, 07/15/31	2,280	2,047,922
3.20%, 07/15/51	5,170	3,557,506
3.45%, 06/01/27	2,343	2,322,545
3.50%, 12/15/27	3,614	3,571,656
4.25%, 12/15/47	4,115	3,472,648
5.15%, 12/01/34	1,880	1,922,708
5.50%, 12/01/54	2,240	2,236,989
Series CB, 2.50%, 03/15/30	3,516	3,275,376
Masco Corp.
1.50%, 02/15/28	3,477	3,268,511
2.00%, 10/01/30	2,204	1,973,857
2.00%, 02/15/31	2,610	2,294,907
3.13%, 02/15/51(b)	2,021	1,349,142
3.50%, 11/15/27	2,338	2,306,698
4.50%, 05/15/47(b)	2,265	1,929,183
Mohawk Industries Inc.
3.63%, 05/15/30	1,700	1,643,058
5.85%, 09/18/28	1,825	1,905,174
Owens Corning
3.50%, 02/15/30	1,040	1,003,785
3.88%, 06/01/30	2,115	2,070,858
3.95%, 08/15/29	3,413	3,374,511
4.30%, 07/15/47	4,966	4,128,661
4.40%, 01/30/48	3,134	2,628,579
5.50%, 06/15/27	1,920	1,958,311
5.70%, 06/15/34	3,580	3,763,570
5.95%, 06/15/54	1,235	1,265,578
7.00%, 12/01/36	1,605	1,842,327
Trane Technologies Financing Ltd.
3.80%, 03/21/29	4,590	4,545,914
4.50%, 03/21/49	1,925	1,679,171
4.65%, 11/01/44	1,493	1,360,875
5.10%, 06/13/34	2,735	2,811,658
5.25%, 03/03/33	1,665	1,733,968
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	3,983	3,957,566
4.30%, 02/21/48	1,838	1,568,044
5.75%, 06/15/43	2,697	2,831,102
Vulcan Materials Co.
3.50%, 06/01/30	4,265	4,120,723
3.90%, 04/01/27	2,660	2,653,395
4.50%, 06/15/47	3,714	3,252,613
4.70%, 03/01/48	2,538	2,286,664
Security	Par (000)	Value
Building Materials (continued)
4.95%, 12/01/29	$2,175	$2,230,797
5.35%, 12/01/34	3,490	3,605,440
5.70%, 12/01/54	3,535	3,615,678
		213,873,343
Chemicals — 0.3%
Air Products and Chemicals Inc.
1.85%, 05/15/27	7,007	6,799,908
2.05%, 05/15/30	4,397	4,022,950
2.70%, 05/15/40	4,211	3,162,974
2.80%, 05/15/50	5,432	3,550,659
4.30%, 06/11/28	2,480	2,500,350
4.60%, 02/08/29	5,805	5,905,643
4.75%, 02/08/31	3,525	3,613,527
4.80%, 03/03/33	3,625	3,690,498
4.85%, 02/08/34	4,660	4,744,393
4.90%, 10/11/32	1,600	1,646,135
Albemarle Corp.
4.65%, 06/01/27	4,395	4,395,633
5.05%, 06/01/32(b)	2,720	2,705,600
5.45%, 12/01/44(b)	2,040	1,874,678
5.65%, 06/01/52	2,230	1,977,281
Cabot Corp.
4.00%, 07/01/29	1,870	1,851,577
5.00%, 06/30/32	2,390	2,424,646
CF Industries Inc.
4.95%, 06/01/43	4,120	3,775,227
5.15%, 03/15/34	3,956	3,981,682
5.38%, 03/15/44	3,162	3,040,713
Dow Chemical Co. (The)
2.10%, 11/15/30	2,511	2,226,316
3.60%, 11/15/50	3,521	2,378,375
4.25%, 10/01/34	2,634	2,426,429
4.38%, 11/15/42	6,676	5,407,870
4.63%, 10/01/44	3,635	2,990,265
4.80%, 11/30/28	4,487	4,534,722
4.80%, 01/15/31	3,415	3,401,072
4.80%, 05/15/49	3,685	3,010,992
5.15%, 02/15/34(b)	1,785	1,789,316
5.25%, 11/15/41	4,141	3,803,552
5.35%, 03/15/35	2,145	2,130,750
5.55%, 11/30/48	4,248	3,851,333
5.60%, 02/15/54	2,045	1,838,788
5.65%, 03/15/36(b)	2,435	2,436,788
5.95%, 03/15/55	2,345	2,221,777
6.30%, 03/15/33	1,565	1,675,776
6.90%, 05/15/53(b)	3,000	3,180,795
7.38%, 11/01/29	4,081	4,513,462
9.40%, 05/15/39	2,577	3,345,717
DuPont de Nemours Inc.
4.73%, 11/15/28(c)	10,857	11,044,354
5.32%, 11/15/38	4,789	4,980,469
5.42%, 11/15/48	8,874	8,925,896
Eastman Chemical Co.
4.50%, 12/01/28	2,056	2,066,228
4.65%, 10/15/44	4,503	3,861,226
4.80%, 09/01/42	2,747	2,433,321
5.00%, 08/01/29	3,205	3,264,043
5.63%, 02/20/34	2,580	2,659,997
5.75%, 03/08/33	2,435	2,554,552
Ecolab Inc.
1.30%, 01/30/31	3,320	2,864,196

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
1.65%, 02/01/27	$3,607	$3,507,918
2.13%, 02/01/32	3,390	2,975,220
2.13%, 08/15/50	2,708	1,519,883
2.70%, 11/01/26	6,112	6,036,818
2.70%, 12/15/51	5,125	3,247,541
2.75%, 08/18/55	5,679	3,503,316
3.25%, 12/01/27	2,975	2,938,895
3.95%, 12/01/47	1,530	1,250,416
4.30%, 06/15/28	1,975	1,990,029
4.80%, 03/24/30	3,558	3,650,587
5.00%, 09/01/35	2,235	2,277,586
5.25%, 01/15/28	3,540	3,632,745
5.50%, 12/08/41	805	832,476
EIDP Inc.
2.30%, 07/15/30	4,092	3,774,979
4.80%, 05/15/33	1,840	1,845,599
5.13%, 05/15/32	2,370	2,433,581
FMC Corp.
3.45%, 10/01/29	3,196	2,982,013
4.50%, 10/01/49	2,745	1,959,767
5.65%, 05/18/33(b)	2,745	2,624,690
6.38%, 05/18/53(b)	2,590	2,328,831
International Flavors & Fragrances Inc.
4.38%, 06/01/47	2,719	2,202,959
4.45%, 09/26/28	1,885	1,892,062
5.00%, 09/26/48	3,027	2,692,848
Linde Inc./CT
1.10%, 08/10/30	5,812	5,076,895
2.00%, 08/10/50	3,135	1,713,068
3.55%, 11/07/42	2,742	2,225,527
Lubrizol Corp. (The), 6.50%, 10/01/34	2,117	2,396,933
LYB International Finance BV
4.88%, 03/15/44	4,520	3,848,903
5.25%, 07/15/43	3,154	2,817,541
LYB International Finance II BV, 3.50%, 03/02/27	2,460	2,436,891
LYB International Finance III LLC
2.25%, 10/01/30	3,092	2,762,444
3.38%, 10/01/40	4,458	3,298,709
3.63%, 04/01/51	4,836	3,210,125
3.80%, 10/01/60	3,331	2,134,366
4.20%, 10/15/49	4,418	3,255,036
4.20%, 05/01/50	4,742	3,499,974
5.50%, 03/01/34	3,565	3,557,501
5.63%, 05/15/33	3,200	3,267,897
6.15%, 05/15/35(b)	955	989,203
LyondellBasell Industries NV, 4.63%, 02/26/55(b)	4,057	3,161,686
Mosaic Co. (The)
4.05%, 11/15/27	1,470	1,466,729
4.88%, 11/15/41	1,910	1,731,465
5.38%, 11/15/28	1,520	1,566,993
5.45%, 11/15/33	1,817	1,869,306
5.63%, 11/15/43	1,203	1,178,440
NewMarket Corp., 2.70%, 03/18/31	2,181	1,983,566
Nutrien Ltd.
2.95%, 05/13/30	2,439	2,298,556
3.95%, 05/13/50	2,755	2,133,911
4.00%, 12/15/26(b)	3,114	3,108,834
4.13%, 03/15/35	2,280	2,123,215
4.20%, 04/01/29	4,685	4,676,625
Security	Par (000)	Value
Chemicals (continued)
4.50%, 03/12/27	$1,725	$1,733,285
4.90%, 03/27/28	3,347	3,403,979
4.90%, 06/01/43	2,989	2,758,691
5.00%, 04/01/49	3,044	2,797,040
5.20%, 06/21/27	2,520	2,561,210
5.25%, 03/12/32	2,575	2,658,672
5.25%, 01/15/45	2,667	2,542,179
5.40%, 06/21/34	2,150	2,219,249
5.63%, 12/01/40	1,921	1,949,205
5.80%, 03/27/53	2,380	2,427,278
5.88%, 12/01/36	2,909	3,073,555
6.13%, 01/15/41	685	724,394
PPG Industries Inc.
2.55%, 06/15/30	2,277	2,112,831
2.80%, 08/15/29	2,075	1,974,015
3.75%, 03/15/28	4,811	4,774,495
4.38%, 03/15/31	2,150	2,141,895
Rohm & Haas Co., 7.85%, 07/15/29	170	188,752
RPM International Inc.
2.95%, 01/15/32	2,000	1,814,828
3.75%, 03/15/27	3,260	3,236,657
4.25%, 01/15/48	1,426	1,192,930
4.55%, 03/01/29	2,829	2,851,802
5.25%, 06/01/45	2,320	2,254,366
Sherwin-Williams Co. (The)
2.20%, 03/15/32	2,947	2,574,372
2.30%, 05/15/30	2,703	2,482,917
2.90%, 03/15/52	2,730	1,732,888
2.95%, 08/15/29	4,677	4,467,634
3.30%, 05/15/50	2,515	1,754,449
3.45%, 06/01/27	8,785	8,702,920
3.80%, 08/15/49	2,725	2,087,406
4.00%, 12/15/42	1,420	1,186,565
4.30%, 08/15/28	2,860	2,874,632
4.50%, 08/15/30	2,170	2,183,455
4.50%, 06/01/47	5,878	5,108,047
4.55%, 03/01/28	810	817,190
4.55%, 08/01/45	1,892	1,658,865
4.80%, 09/01/31	1,630	1,663,580
5.15%, 08/15/35	2,150	2,188,194
Westlake Corp.
2.88%, 08/15/41	2,103	1,468,419
3.13%, 08/15/51	2,800	1,761,199
3.38%, 06/15/30	2,245	2,141,120
3.38%, 08/15/61	2,504	1,555,227
4.38%, 11/15/47	2,705	2,150,576
5.00%, 08/15/46	3,190	2,819,413
		408,143,925
Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	2,830	2,190,478
Automatic Data Processing Inc.
1.25%, 09/01/30	7,202	6,327,551
1.70%, 05/15/28	5,685	5,391,757
4.45%, 09/09/34	3,505	3,485,457
4.75%, 05/08/32	4,025	4,121,097
Block Financial LLC
2.50%, 07/15/28	2,778	2,640,467
3.88%, 08/15/30	3,213	3,101,513
5.38%, 09/15/32	1,030	1,045,198
Brown University, Series A, 2.92%, 09/01/50	2,835	1,925,234

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
California Endowment (The), Series 2021, 2.50%, 04/01/51	$3,528	$2,140,840
California Institute of Technology
3.65%, 09/01/2119	1,094	716,474
4.32%, 08/01/45	1,602	1,427,649
4.70%, 11/01/2111	1,769	1,485,767
Case Western Reserve University, 5.41%, 06/01/2122	1,453	1,380,470
Cintas Corp. No. 2
3.70%, 04/01/27	6,097	6,076,302
4.00%, 05/01/32	2,515	2,464,468
4.20%, 05/01/28	1,675	1,682,026
Claremont Mckenna College, 3.78%, 01/01/2122	830	554,918
Cornell University, 4.84%, 06/15/34	2,070	2,114,864
Duke University
Series 2020, 2.68%, 10/01/44	2,001	1,475,990
Series 2020, 2.76%, 10/01/50	1,778	1,170,733
Series 2020, 2.83%, 10/01/55	2,710	1,759,884
Emory University
Series 2020, 2.14%, 09/01/30	358	327,412
Series 2020, 2.97%, 09/01/50	2,073	1,405,933
Equifax Inc.
2.35%, 09/15/31	5,415	4,786,346
3.10%, 05/15/30	3,296	3,111,353
4.80%, 09/15/29	3,690	3,744,507
5.10%, 12/15/27	4,310	4,386,582
5.10%, 06/01/28	3,540	3,611,441
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50	2,760	1,695,416
Series 2020, 2.82%, 06/01/70(b)	3,167	1,863,159
George Washington University (The)
4.87%, 09/15/45	1,735	1,620,756
Series 2014, 4.30%, 09/15/44	1,595	1,387,683
Series 2018, 4.13%, 09/15/48	3,791	3,143,985
Georgetown University (The)
5.12%, 04/01/53(b)	280	264,407
Series 20A, 2.94%, 04/01/50	1,764	1,171,168
Series A, 5.22%, 10/01/2118	1,286	1,159,816
Series B, 4.32%, 04/01/49	2,413	2,050,116
Global Payments Inc.
2.15%, 01/15/27	4,647	4,527,745
2.90%, 05/15/30	4,389	4,049,472
2.90%, 11/15/31	3,859	3,432,346
3.20%, 08/15/29	6,072	5,745,491
4.15%, 08/15/49	3,839	2,893,950
4.45%, 06/01/28	3,000	3,002,418
4.95%, 08/15/27	2,819	2,845,845
5.30%, 08/15/29	2,620	2,667,214
5.40%, 08/15/32	3,650	3,693,483
5.95%, 08/15/52(b)	3,855	3,738,351
GXO Logistics Inc.
2.65%, 07/15/31	2,852	2,548,449
6.25%, 05/06/29	3,460	3,637,487
6.50%, 05/06/34	2,680	2,878,790
Howard University, 5.21%, 10/01/52	978	871,781
J Paul Getty Trust (The), 4.91%, 04/01/35	2,100	2,155,853
Johns Hopkins University
4.71%, 07/01/32(b)	1,450	1,477,054
Series 2013, 4.08%, 07/01/53	2,283	1,868,484
Series A, 2.81%, 01/01/60	1,785	1,062,597
Security	Par (000)	Value
Commercial Services (continued)
Leland Stanford Junior University (The)
1.29%, 06/01/27	$1,380	$1,326,448
2.41%, 06/01/50	2,355	1,450,567
3.65%, 05/01/48	3,541	2,829,925
4.68%, 03/01/35(b)	2,100	2,127,832
Series 2025, 4.15%, 08/01/30	2,100	2,110,748
Massachusetts Institute of Technology
3.07%, 04/01/52	2,578	1,794,238
3.89%, 07/01/2116	708	510,725
3.96%, 07/01/38	819	759,648
4.68%, 07/01/2114	2,478	2,146,032
5.60%, 07/01/2111	3,170	3,254,285
5.62%, 06/01/55	2,430	2,575,065
Series F, 2.99%, 07/01/50	2,636	1,831,259
Series G, 2.29%, 07/01/51(b)	2,284	1,345,785
Moody's Corp.
2.00%, 08/19/31(b)	3,652	3,217,739
2.75%, 08/19/41	3,095	2,244,175
3.10%, 11/29/61	2,345	1,491,275
3.25%, 01/15/28	3,634	3,571,996
3.25%, 05/20/50	1,593	1,110,656
3.75%, 02/25/52	2,100	1,607,912
4.25%, 02/01/29	3,306	3,316,794
4.25%, 08/08/32	3,110	3,065,782
4.88%, 12/17/48	2,055	1,869,687
5.00%, 08/05/34	2,555	2,610,554
5.25%, 07/15/44	3,211	3,130,377
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	1,541	1,068,335
Northwestern University
4.64%, 12/01/44	2,040	1,954,702
4.94%, 12/01/35	2,175	2,243,047
Series 2017, 3.66%, 12/01/57(b)	1,729	1,290,269
Series 2020, 2.64%, 12/01/50	2,694	1,725,277
PayPal Holdings Inc.
2.30%, 06/01/30	5,804	5,348,853
2.85%, 10/01/29	6,469	6,167,154
3.25%, 06/01/50	5,257	3,669,661
3.90%, 06/01/27	2,600	2,597,122
4.40%, 06/01/32	4,985	4,974,576
4.45%, 03/06/28	1,020	1,030,121
5.05%, 06/01/52	5,670	5,329,385
5.10%, 04/01/35	1,895	1,934,434
5.15%, 06/01/34	4,410	4,535,806
5.25%, 06/01/62	3,150	2,976,777
5.50%, 06/01/54	1,330	1,329,060
President and Fellows of Harvard College
2.52%, 10/15/50(b)	3,294	2,056,454
3.15%, 07/15/46	2,150	1,600,267
3.30%, 07/15/56	2,006	1,418,530
3.75%, 11/15/52	1,420	1,118,972
4.61%, 02/15/35(b)	200	202,052
4.88%, 10/15/40	895	892,423
4.89%, 03/15/30	525	542,544
Quanta Services Inc.
2.35%, 01/15/32	2,286	2,020,211
2.90%, 10/01/30	3,935	3,681,024
3.05%, 10/01/41	3,050	2,285,631
4.30%, 08/09/28	1,625	1,631,270
4.50%, 01/15/31	1,625	1,627,538
4.75%, 08/09/27	2,050	2,073,137

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
5.10%, 08/09/35	$1,625	$1,637,393
5.25%, 08/09/34	2,050	2,107,333
RELX Capital Inc.
3.00%, 05/22/30	4,709	4,459,599
4.00%, 03/18/29	6,212	6,177,964
4.75%, 03/27/30	2,130	2,171,977
4.75%, 05/20/32	2,240	2,282,190
5.25%, 03/27/35	770	795,536
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	5,409	3,369,360
Rollins Inc., 5.25%, 02/24/35	740	752,169
S&P Global Inc.
1.25%, 08/15/30	4,398	3,839,662
2.30%, 08/15/60	3,105	1,621,227
2.45%, 03/01/27	5,275	5,170,936
2.50%, 12/01/29	2,847	2,674,022
2.70%, 03/01/29	5,765	5,519,796
2.90%, 03/01/32	3,921	3,604,230
2.95%, 01/22/27	4,526	4,471,992
3.25%, 12/01/49	4,293	3,096,789
3.70%, 03/01/52	5,770	4,456,474
3.90%, 03/01/62	1,359	1,046,116
4.25%, 05/01/29	4,630	4,650,031
4.75%, 08/01/28	3,850	3,922,108
5.25%, 09/15/33	2,917	3,060,706
Thomas Jefferson University, 3.85%, 11/01/57	1,469	1,065,587
TR Finance LLC
5.50%, 08/15/35(b)	3,132	3,254,991
5.65%, 11/23/43	1,836	1,856,193
5.85%, 04/15/40	2,769	2,891,890
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	2,934	2,628,148
Trustees of Boston College, 3.13%, 07/01/52	1,803	1,283,081
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35	650	640,167
Trustees of Dartmouth College, 4.27%, 06/01/30	875	882,807
Trustees of Princeton University (The)
4.20%, 03/01/52	1,580	1,362,188
4.65%, 07/01/30	290	297,265
5.70%, 03/01/39	2,490	2,699,635
Series 2020, 2.52%, 07/01/50	2,922	1,843,516
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119	2,318	1,522,845
4.67%, 09/01/2112	390	333,973
Series 2020, 2.40%, 10/01/50	1,863	1,123,367
UL Solutions Inc., 6.50%, 10/20/28	1,150	1,211,081
University of Chicago (The)
3.00%, 10/01/52(b)	320	220,378
4.00%, 10/01/53	2,064	1,644,536
Series 20B, 2.76%, 04/01/45	1,477	1,171,254
Series C, 2.55%, 04/01/50	1,846	1,214,138
University of Miami, 4.06%, 04/01/52	2,257	1,852,780
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	2,250	1,773,725
Series 2017, 3.39%, 02/15/48	2,154	1,636,893
University of Southern California
2.81%, 10/01/50	1,370	901,371
Security	Par (000)	Value
Commercial Services (continued)
3.03%, 10/01/39	$3,714	$3,104,099
4.98%, 10/01/53	1,645	1,559,631
5.25%, 10/01/2111	1,128	1,089,842
Series 2017, 3.84%, 10/01/47	2,173	1,780,294
Series 21A, 2.95%, 10/01/51	2,885	1,927,943
Series A, 3.23%, 10/01/2120	979	588,609
Verisk Analytics Inc.
3.63%, 05/15/50	2,591	1,917,932
4.13%, 03/15/29	4,663	4,652,572
4.50%, 08/15/30	1,390	1,395,017
5.13%, 02/15/36	2,440	2,453,477
5.25%, 06/05/34	2,690	2,765,952
5.25%, 03/15/35	2,200	2,240,527
5.50%, 06/15/45	2,050	2,034,902
5.75%, 04/01/33	3,340	3,531,821
Washington University (The)
3.52%, 04/15/54	2,816	2,092,505
4.35%, 04/15/2122	1,599	1,247,802
William Marsh Rice University
3.57%, 05/15/45	1,545	1,250,811
3.77%, 05/15/55(b)	1,695	1,313,245
Yale University
Series 2020, 1.48%, 04/15/30	1,479	1,328,412
Series 2020, 2.40%, 04/15/50	1,988	1,220,225
Series 2025, 4.70%, 04/15/32	425	437,115
		410,262,315
Computers — 0.5%
Accenture Capital Inc.
3.90%, 10/04/27	4,210	4,217,276
4.05%, 10/04/29	5,505	5,503,803
4.25%, 10/04/31	5,755	5,742,969
4.50%, 10/04/34	5,275	5,196,006
Amdocs Ltd., 2.54%, 06/15/30	3,621	3,324,464
Apple Inc.
1.20%, 02/08/28	8,597	8,127,480
1.25%, 08/20/30	8,822	7,787,427
1.40%, 08/05/28	10,605	9,950,811
1.65%, 05/11/30	8,863	8,020,247
1.65%, 02/08/31	9,770	8,667,260
1.70%, 08/05/31	5,748	5,071,799
2.20%, 09/11/29	7,285	6,843,234
2.38%, 02/08/41	4,990	3,583,980
2.40%, 08/20/50	4,751	2,878,083
2.55%, 08/20/60	11,962	6,956,594
2.65%, 05/11/50	10,196	6,490,619
2.65%, 02/08/51	10,890	6,909,139
2.70%, 08/05/51	8,904	5,668,106
2.80%, 02/08/61	6,733	4,064,444
2.85%, 08/05/61	5,585	3,387,264
2.90%, 09/12/27	10,446	10,279,853
2.95%, 09/11/49	7,293	4,994,400
3.00%, 06/20/27	2,860	2,825,709
3.00%, 11/13/27	7,677	7,576,925
3.20%, 05/11/27	9,472	9,394,261
3.25%, 08/08/29	4,500	4,405,880
3.35%, 02/09/27	5,770	5,738,123
3.35%, 08/08/32	7,655	7,303,435
3.45%, 02/09/45	8,616	6,811,577
3.75%, 09/12/47	6,049	4,863,007
3.75%, 11/13/47	6,682	5,374,345
3.85%, 05/04/43	12,998	11,084,061

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
3.85%, 08/04/46	$10,389	$8,534,415
3.95%, 08/08/52	8,150	6,598,771
4.00%, 05/10/28	4,520	4,541,996
4.00%, 05/12/28	4,950	4,971,570
4.10%, 08/08/62	5,305	4,268,993
4.15%, 05/10/30	2,960	2,991,854
4.20%, 05/12/30	4,690	4,731,165
4.25%, 02/09/47	4,846	4,233,545
4.30%, 05/10/33	4,855	4,915,162
4.38%, 05/13/45	8,464	7,628,176
4.45%, 05/06/44	3,672	3,416,950
4.50%, 05/12/32	4,450	4,530,919
4.50%, 02/23/36(b)	7,798	7,892,955
4.65%, 02/23/46	15,169	14,135,355
4.75%, 05/12/35	4,270	4,367,711
4.85%, 05/10/53(b)	4,365	4,217,904
Booz Allen Hamilton Inc.
5.95%, 08/04/33(b)	1,737	1,812,634
5.95%, 04/15/35(b)	1,500	1,553,074
CGI Inc.
2.30%, 09/14/31	3,153	2,788,963
4.95%, 03/14/30(c)	2,360	2,394,834
Dell Inc.
6.50%, 04/15/38	2,165	2,355,545
7.10%, 04/15/28	3,565	3,801,051
Dell International LLC/EMC Corp.
3.38%, 12/15/41	5,560	4,276,214
3.45%, 12/15/51	4,859	3,398,419
4.15%, 02/15/29	5,315	5,309,521
4.35%, 02/01/30	3,130	3,127,562
4.50%, 02/15/31	4,305	4,294,605
4.75%, 04/01/28	1,455	1,475,358
4.75%, 10/06/32	5,015	5,001,213
4.85%, 02/01/35	3,985	3,921,085
5.00%, 04/01/30	2,350	2,404,302
5.10%, 02/15/36	4,135	4,091,717
5.25%, 02/01/28	2,480	2,536,420
5.30%, 10/01/29	7,595	7,840,200
5.30%, 04/01/32	3,990	4,114,595
5.40%, 04/15/34	3,900	4,016,840
5.50%, 04/01/35	4,390	4,533,504
5.75%, 02/01/33	3,420	3,610,955
6.10%, 07/15/27	3,300	3,394,792
6.20%, 07/15/30	3,323	3,557,017
8.10%, 07/15/36	4,672	5,682,904
8.35%, 07/15/46	2,545	3,294,604
DXC Technology Co., 2.38%, 09/15/28	3,797	3,585,013
Fortinet Inc., 2.20%, 03/15/31	3,699	3,304,452
Genpact Luxembourg SARL/Genpact USA Inc., 6.00%, 06/04/29	1,790	1,866,134
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	4,240	4,231,488
4.15%, 09/15/28	3,610	3,602,646
4.40%, 09/25/27	6,340	6,363,476
4.40%, 10/15/30	4,610	4,571,939
4.55%, 10/15/29	7,880	7,922,420
4.85%, 10/15/31	4,800	4,846,323
5.00%, 10/15/34	5,660	5,609,892
5.25%, 07/01/28	3,325	3,413,645
5.60%, 10/15/54	5,480	5,168,701
6.20%, 10/15/35	4,945	5,334,310
Security	Par (000)	Value
Computers (continued)
6.35%, 10/15/45	$8,682	$9,037,152
HP Inc.
2.65%, 06/17/31	5,385	4,847,205
3.00%, 06/17/27	5,394	5,294,417
3.40%, 06/17/30	565	539,103
4.00%, 04/15/29	5,240	5,181,235
4.20%, 04/15/32	3,165	3,071,884
4.75%, 01/15/28	4,755	4,812,023
5.40%, 04/25/30	1,640	1,702,044
5.50%, 01/15/33	5,705	5,881,599
6.00%, 09/15/41(b)	6,687	6,850,121
6.10%, 04/25/35	2,430	2,575,658
IBM International Capital Pte Ltd.
4.60%, 02/05/27	3,165	3,184,942
4.60%, 02/05/29	5,100	5,169,710
4.75%, 02/05/31	4,065	4,141,896
4.90%, 02/05/34	4,590	4,634,151
5.25%, 02/05/44	3,320	3,242,701
5.30%, 02/05/54	6,710	6,356,745
International Business Machines Corp.
1.70%, 05/15/27	6,174	5,967,960
1.95%, 05/15/30	6,860	6,232,054
2.20%, 02/09/27	3,725	3,642,211
2.72%, 02/09/32	2,285	2,075,430
2.85%, 05/15/40	2,818	2,131,468
2.95%, 05/15/50	3,589	2,350,526
3.30%, 01/27/27	3,198	3,172,019
3.43%, 02/09/52	4,480	3,164,360
3.50%, 05/15/29	13,065	12,807,665
4.00%, 06/20/42	4,001	3,392,020
4.15%, 07/27/27	4,448	4,467,670
4.15%, 05/15/39	9,274	8,337,083
4.25%, 05/15/49	12,705	10,482,574
4.40%, 07/27/32	3,745	3,734,275
4.50%, 02/06/28	4,820	4,867,500
4.65%, 02/10/28	3,290	3,336,433
4.70%, 02/19/46	3,624	3,281,328
4.75%, 02/06/33	3,667	3,725,434
4.80%, 02/10/30	3,000	3,071,625
4.90%, 07/27/52	3,930	3,543,779
5.00%, 02/10/32	3,380	3,478,969
5.10%, 02/06/53	3,285	3,052,667
5.20%, 02/10/35	3,390	3,476,012
5.60%, 11/30/39	4,275	4,453,677
5.70%, 02/10/55	3,890	3,873,299
5.88%, 11/29/32	3,924	4,247,595
6.22%, 08/01/27	2,772	2,873,554
6.50%, 01/15/28	1,980	2,081,845
7.13%, 12/01/96	2,049	2,503,359
Kyndryl Holdings Inc.
2.70%, 10/15/28	2,962	2,826,536
3.15%, 10/15/31	3,740	3,407,589
4.10%, 10/15/41	3,325	2,671,601
6.35%, 02/20/34(b)	1,185	1,261,357
Leidos Inc.
2.30%, 02/15/31	4,138	3,702,881
4.38%, 05/15/30	1,553	1,547,560
5.75%, 03/15/33	180	190,022
NetApp Inc.
2.38%, 06/22/27	2,421	2,354,537
2.70%, 06/22/30	3,049	2,828,563

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
5.50%, 03/17/32	$2,280	$2,373,723
5.70%, 03/17/35	2,130	2,227,579
Teledyne FLIR LLC, 2.50%, 08/01/30	2,691	2,479,241
Western Digital Corp.
2.85%, 02/01/29	2,009	1,904,125
3.10%, 02/01/32	2,713	2,468,815
		678,019,495
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	3,110	3,075,596
3.25%, 08/15/32	3,100	2,918,925
3.70%, 08/01/47	1,365	1,095,430
4.00%, 08/15/45	3,518	3,008,692
4.20%, 05/01/30	3,710	3,743,104
4.60%, 03/01/28	1,744	1,773,457
4.60%, 03/01/33	1,974	2,017,988
Conopco Inc., Series E, 7.25%, 12/15/26	1,727	1,788,020
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	3,895	3,445,512
2.38%, 12/01/29	4,308	4,019,095
2.60%, 04/15/30	4,024	3,758,107
3.13%, 12/01/49	1,417	945,977
3.15%, 03/15/27	3,682	3,640,322
4.15%, 03/15/47	2,715	2,192,919
4.38%, 05/15/28	4,665	4,700,765
4.38%, 06/15/45	1,308	1,104,270
4.65%, 05/15/33	3,100	3,107,575
5.00%, 02/14/34	2,705	2,742,413
5.15%, 05/15/53(b)	3,315	3,158,063
6.00%, 05/15/37(b)	1,892	2,059,174
Haleon U.S. Capital LLC
3.38%, 03/24/27	9,995	9,906,688
3.38%, 03/24/29	6,390	6,224,268
3.63%, 03/24/32	6,940	6,570,310
4.00%, 03/24/52	5,200	4,181,587
Kenvue Inc.
4.85%, 05/22/32	2,910	2,947,308
4.90%, 03/22/33	6,240	6,304,702
5.00%, 03/22/30	5,460	5,600,732
5.05%, 03/22/28	4,525	4,618,843
5.05%, 03/22/53	7,325	6,687,511
5.10%, 03/22/43	3,500	3,341,282
5.20%, 03/22/63	3,780	3,449,218
Procter & Gamble Co. (The)
1.20%, 10/29/30	7,215	6,327,043
1.90%, 02/01/27	3,050	2,981,340
1.95%, 04/23/31	3,292	2,966,036
2.30%, 02/01/32(b)	1,980	1,803,423
2.45%, 11/03/26	1,811	1,787,093
2.80%, 03/25/27	4,552	4,492,827
2.85%, 08/11/27	5,616	5,530,829
3.00%, 03/25/30	8,150	7,830,965
3.50%, 10/25/47	2,825	2,207,442
3.55%, 03/25/40	1,965	1,709,227
3.60%, 03/25/50	1,832	1,434,280
3.95%, 01/26/28	3,955	3,974,799
4.05%, 05/01/30	3,270	3,284,948
4.05%, 01/26/33	4,610	4,614,262
4.10%, 11/03/32	2,200	2,177,713
4.15%, 10/24/29	2,845	2,879,555
4.35%, 01/29/29	4,175	4,244,343
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
4.35%, 11/03/35	$2,200	$2,174,068
4.55%, 01/29/34	3,380	3,433,576
4.55%, 10/24/34	2,780	2,814,941
4.60%, 05/01/35	2,930	2,974,286
5.55%, 03/05/37	3,060	3,317,640
5.80%, 08/15/34	2,030	2,223,963
Unilever Capital Corp.
1.38%, 09/14/30	3,121	2,756,948
1.75%, 08/12/31	4,695	4,132,796
2.13%, 09/06/29	5,670	5,300,794
2.90%, 05/05/27	8,320	8,213,090
3.50%, 03/22/28	7,214	7,158,030
4.25%, 08/12/27	3,170	3,192,764
4.63%, 08/12/34	3,180	3,200,488
4.88%, 09/08/28	2,650	2,720,348
5.00%, 12/08/33	3,011	3,127,895
5.90%, 11/15/32	5,555	6,080,244
Series 30Y, 2.63%, 08/12/51	3,030	1,910,847
		239,106,696
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	250	258,203
6.25%, 06/15/33	315	335,608
WW Grainger Inc.
3.75%, 05/15/46	2,411	1,934,597
4.20%, 05/15/47	1,270	1,075,261
4.45%, 09/15/34	2,165	2,147,221
4.60%, 06/15/45	4,845	4,429,471
		10,180,361
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 11/15/35	2,010	1,991,572
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	16,388	15,820,723
3.30%, 01/30/32	18,124	16,738,009
3.40%, 10/29/33	7,297	6,578,327
3.65%, 07/21/27	6,545	6,485,342
3.85%, 10/29/41(b)	4,938	4,078,812
3.88%, 01/23/28	3,557	3,530,624
4.38%, 11/15/30	3,905	3,884,943
4.63%, 10/15/27	4,426	4,457,727
4.63%, 09/10/29	4,530	4,565,837
4.88%, 04/01/28	2,790	2,832,379
4.95%, 09/10/34	5,415	5,390,098
5.10%, 01/19/29	3,585	3,667,693
5.30%, 01/19/34	3,745	3,825,395
5.38%, 12/15/31	3,470	3,588,218
5.75%, 06/06/28	5,010	5,185,488
6.10%, 01/15/27	4,040	4,122,338
6.15%, 09/30/30	3,915	4,191,512
6.45%, 04/15/27	3,270	3,365,503
6.50%, 01/31/56, (5-year CMT + 2.44%)(a)	150	155,006
6.95%, 03/10/55, (5-year CMT + 2.72%)(a)	3,180	3,347,337
Affiliated Managers Group Inc.
3.30%, 06/15/30	2,711	2,577,825
5.50%, 08/20/34	1,730	1,774,024
Air Lease Corp.
2.10%, 09/01/28	2,240	2,098,756
2.20%, 01/15/27	2,975	2,899,899

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
2.88%, 01/15/32	$4,523	$4,048,626
3.00%, 02/01/30	2,876	2,681,811
3.13%, 12/01/30	2,948	2,724,477
3.25%, 10/01/29	2,221	2,111,908
3.63%, 04/01/27	5,378	5,323,798
3.63%, 12/01/27	2,504	2,465,043
4.63%, 10/01/28	2,354	2,360,405
5.10%, 03/01/29	2,000	2,028,803
5.20%, 07/15/31	1,590	1,618,123
5.30%, 02/01/28	4,010	4,075,155
5.85%, 12/15/27	1,770	1,819,379
Ally Financial Inc.
2.20%, 11/02/28	4,265	3,981,225
4.75%, 06/09/27	3,795	3,817,841
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(a)	1,100	1,119,067
5.55%, 07/31/33, (1-day SOFR + 1.78%)(a)	2,795	2,805,718
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(a)	1,920	1,957,971
6.18%, 07/26/35, (1-day SOFR + 2.29%)(a)	3,870	4,001,242
6.85%, 01/03/30, (1-day SOFR + 2.28%)(a)	3,160	3,333,964
6.99%, 06/13/29, (1-day SOFR + 3.26%)(a)	2,665	2,800,374
7.10%, 11/15/27	3,425	3,593,463
8.00%, 11/01/31	11,495	13,065,373
American Express Co.
1.65%, 11/04/26	5,314	5,198,479
2.55%, 03/04/27	9,205	9,040,954
3.30%, 05/03/27	8,795	8,713,655
4.05%, 05/03/29	5,725	5,744,040
4.05%, 12/03/42	6,585	5,712,200
4.35%, 07/20/29, (1-day SOFR + 0.81%)(a)	7,010	7,052,322
4.42%, 08/03/33, (1-day SOFR + 1.76%)(a)	5,856	5,802,618
4.73%, 04/25/29, (1-day SOFR + 1.26%)(a)	7,255	7,364,292
4.80%, 10/24/36, (1-day SOFR + 1.24%)(a)	7,150	7,067,567
4.92%, 07/20/33, (1-day SOFR + 1.22%)(a)	4,915	5,007,128
4.99%, 05/26/33, (1-day SOFR + 2.26%)(a)	3,145	3,216,638
5.02%, 04/25/31, (1-day SOFR + 1.44%)(a)	6,645	6,838,972
5.04%, 07/26/28, (1-day SOFR + 0.93%)(a)	4,235	4,301,668
5.04%, 05/01/34, (1-day SOFR + 1.84%)(a)	7,265	7,465,946
5.09%, 01/30/31, (1-day SOFR Index + 1.20%)(a)	4,095	4,220,288
5.10%, 02/16/28, (1-day SOFR + 1.00%)(a)	5,585	5,654,672
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(a)	6,990	7,203,144
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)	8,210	8,470,638
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(a)	5,345	5,567,371
5.53%, 04/25/30, (1-day SOFR Index + 1.90%)(a)	6,300	6,576,405
5.63%, 07/28/34, (1-day SOFR + 1.93%)(a)	1,260	1,321,034
5.67%, 04/25/36, (1-day SOFR + 1.79%)(a)	6,690	7,065,646
5.85%, 11/05/27	8,875	9,190,783
5.92%, 04/25/35, (1-day SOFR + 1.63%)(a)	2,170	2,317,391
6.49%, 10/30/31, (1-day SOFR + 1.94%)(a)	5,580	6,105,755
American Express Credit Corp., 3.30%, 05/03/27	3,122	3,093,151
Ameriprise Financial Inc.
4.50%, 05/13/32	2,925	2,940,536
5.15%, 05/15/33	2,815	2,921,727
5.20%, 04/15/35	2,425	2,477,317
5.70%, 12/15/28	3,330	3,482,233
Security	Par (000)	Value
Diversified Financial Services (continued)
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	$3,490	$3,314,148
Apollo Global Management Inc.
5.15%, 08/12/35	1,500	1,508,762
5.80%, 05/21/54	2,130	2,135,555
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)(b)	2,265	2,252,963
6.38%, 11/15/33	2,104	2,317,328
Ares Management Corp.
5.60%, 10/11/54	2,095	2,000,296
6.38%, 11/10/28	2,400	2,530,099
BGC Group Inc.
6.15%, 04/02/30	1,515	1,564,513
6.60%, 06/10/29	2,290	2,383,792
8.00%, 05/25/28	1,835	1,959,986
Blue Owl Finance LLC
3.13%, 06/10/31	3,400	3,080,647
4.13%, 10/07/51	1,160	826,124
4.38%, 02/15/32	2,070	1,978,398
6.25%, 04/18/34	4,170	4,327,132
Brookfield Asset Management Ltd.
5.80%, 04/24/35	2,025	2,118,307
6.08%, 09/15/55	2,375	2,448,749
Brookfield Capital Finance LLC, 6.09%, 06/14/33	2,060	2,207,045
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	3,790	3,303,634
Brookfield Finance Inc.
2.72%, 04/15/31	2,915	2,662,633
3.50%, 03/30/51	3,196	2,249,921
3.63%, 02/15/52	2,197	1,571,669
3.90%, 01/25/28	6,791	6,742,260
4.35%, 04/15/30	4,884	4,886,299
4.70%, 09/20/47	4,466	3,900,821
4.85%, 03/29/29	5,102	5,184,095
5.33%, 01/15/36	1,320	1,330,259
5.68%, 01/15/35	3,160	3,281,593
5.97%, 03/04/54	2,505	2,576,473
6.35%, 01/05/34	2,965	3,220,630
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	3,250	2,276,787
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.86%)(a)	6,120	5,974,948
2.36%, 07/29/32, (1-day SOFR + 1.34%)(a)	4,643	4,029,830
2.62%, 11/02/32, (1-day SOFR + 1.27%)(a)	3,240	2,881,266
3.27%, 03/01/30, (1-day SOFR + 1.79%)(a)	4,125	3,978,050
3.65%, 05/11/27	4,707	4,672,758
3.75%, 03/09/27	5,999	5,970,032
3.80%, 01/31/28	6,495	6,448,185
4.10%, 02/09/27	5,025	5,016,422
4.49%, 09/11/31, (1-day SOFR + 1.25%)(a)	2,355	2,337,251
4.93%, 05/10/28, (1-day SOFR + 2.06%)(a)	7,216	7,281,888
5.20%, 09/11/36, (1-day SOFR + 1.63%)(a)	1,610	1,598,163
5.25%, 07/26/30, (1-day SOFR + 2.60%)(a)	4,125	4,237,764
5.27%, 05/10/33, (1-day SOFR + 2.37%)(a)	5,040	5,142,180
5.46%, 07/26/30, (1-day SOFR +1 0.56%)(a)	2,535	2,622,962
5.47%, 02/01/29, (1-day SOFR + 2.08%)(a)	4,402	4,508,018
5.70%, 02/01/30, (1-day SOFR + 1.91%)(a)	4,235	4,397,771
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)	5,910	6,194,552

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.88%, 07/26/35, (1-day SOFR +1 0.99%)(a)	$4,975	$5,205,424
6.05%, 02/01/35, (1-day SOFR + 2.26%)(a)	4,590	4,867,126
6.18%, 01/30/36, (1-day SOFR + 2.04%)(a)	720	750,976
6.31%, 06/08/29, (1-day SOFR + 2.64%)(a)	7,290	7,640,865
6.38%, 06/08/34, (1-day SOFR + 2.86%)(a)	7,725	8,360,451
6.70%, 11/29/32	4,065	4,486,073
7.62%, 10/30/31, (1-day SOFR + 3.07%)(a)	6,080	6,857,266
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(a)	4,355	5,135,243
Cboe Global Markets Inc.
1.63%, 12/15/30	3,710	3,263,981
3.00%, 03/16/32	1,670	1,544,548
3.65%, 01/12/27	4,489	4,468,444
Charles Schwab Corp. (The)
1.65%, 03/11/31	3,654	3,187,520
1.95%, 12/01/31	3,886	3,383,955
2.00%, 03/20/28	5,102	4,882,850
2.30%, 05/13/31	3,538	3,198,776
2.45%, 03/03/27	6,110	5,987,072
2.75%, 10/01/29	3,169	3,014,127
2.90%, 03/03/32	4,518	4,131,977
3.20%, 03/02/27	4,327	4,280,932
3.20%, 01/25/28	4,903	4,819,693
3.25%, 05/22/29	3,295	3,199,309
3.30%, 04/01/27	4,905	4,860,075
4.00%, 02/01/29	3,668	3,674,479
4.63%, 03/22/30	3,158	3,219,977
5.64%, 05/19/29, (1-day SOFR + 2.21%)(a)	3,310	3,433,834
5.85%, 05/19/34, (1-day SOFR + 2.50%)(a)	5,220	5,583,725
6.14%, 08/24/34, (1-day SOFR + 2.01%)(a)	7,885	8,580,347
6.20%, 11/17/29, (1-day SOFR + 1.88%)(a)	4,570	4,838,920
CI Financial Corp.
3.20%, 12/17/30	5,083	4,579,080
4.10%, 06/15/51	900	645,510
CME Group Inc.
2.65%, 03/15/32	4,181	3,816,236
3.75%, 06/15/28	6,713	6,695,982
4.15%, 06/15/48	3,598	3,084,021
4.40%, 03/15/30	2,615	2,644,461
5.30%, 09/15/43	3,749	3,845,180
Credit Suisse USA LLC, 7.13%, 07/15/32	3,891	4,455,739
Eaton Vance Corp., 3.50%, 04/06/27	3,629	3,599,424
Enact Holdings Inc., 6.25%, 05/28/29	2,850	2,983,008
Franklin Resources Inc.
1.60%, 10/30/30	4,627	4,060,665
2.95%, 08/12/51	1,840	1,175,796
Intercontinental Exchange Inc.
1.85%, 09/15/32	6,608	5,614,763
2.10%, 06/15/30	6,407	5,843,990
2.65%, 09/15/40	4,988	3,707,596
3.00%, 06/15/50	6,652	4,464,788
3.00%, 09/15/60	4,830	2,985,658
3.10%, 09/15/27	4,925	4,850,955
3.63%, 09/01/28	1,750	1,731,228
3.75%, 09/21/28	3,997	3,967,515
4.00%, 09/15/27	6,735	6,744,174
4.25%, 09/21/48	6,210	5,250,971
4.35%, 06/15/29	7,580	7,643,996
4.60%, 03/15/33	6,440	6,491,184
4.95%, 06/15/52	5,712	5,325,647
Security	Par (000)	Value
Diversified Financial Services (continued)
5.20%, 06/15/62	$4,515	$4,275,262
5.25%, 06/15/31	3,080	3,217,450
Invesco Finance PLC, 5.38%, 11/30/43	1,899	1,879,071
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	1,355	1,367,387
Jefferies Financial Group Inc.
2.63%, 10/15/31	4,805	4,216,987
2.75%, 10/15/32	4,665	4,027,891
4.15%, 01/23/30	4,970	4,860,616
4.85%, 01/15/27	4,838	4,853,405
5.88%, 07/21/28	5,105	5,277,437
6.20%, 04/14/34	5,800	6,086,477
6.25%, 01/15/36	3,003	3,159,571
6.45%, 06/08/27(b)	2,726	2,801,973
6.50%, 01/20/43	2,139	2,242,518
Lazard Group LLC
4.38%, 03/11/29	3,747	3,741,962
4.50%, 09/19/28	3,268	3,283,687
5.63%, 08/01/35(b)	1,380	1,401,928
6.00%, 03/15/31	2,075	2,193,002
Legg Mason Inc., 5.63%, 01/15/44	2,828	2,851,136
LPL Holdings Inc.
4.90%, 04/03/28	745	753,582
5.15%, 06/15/30	2,085	2,124,250
5.20%, 03/15/30	3,630	3,707,689
5.65%, 03/15/35	2,340	2,384,448
5.70%, 05/20/27	2,700	2,752,069
5.75%, 06/15/35	1,415	1,450,480
6.00%, 05/20/34	2,180	2,282,076
6.75%, 11/17/28	2,395	2,551,158
Marex Group PLC
5.83%, 05/08/28	329	332,967
6.40%, 11/04/29	2,460	2,528,233
Mastercard Inc.
1.90%, 03/15/31	4,380	3,910,575
2.00%, 11/18/31	4,330	3,836,202
2.95%, 11/21/26	3,901	3,867,531
2.95%, 06/01/29	5,459	5,277,126
2.95%, 03/15/51	3,440	2,297,065
3.30%, 03/26/27	6,310	6,264,318
3.35%, 03/26/30	7,700	7,497,983
3.50%, 02/26/28	3,595	3,568,704
3.65%, 06/01/49	5,046	3,919,086
3.80%, 11/21/46	2,742	2,236,360
3.85%, 03/26/50	6,639	5,306,948
3.95%, 02/26/48	2,556	2,105,829
4.10%, 01/15/28	2,080	2,090,997
4.35%, 01/15/32	3,315	3,329,581
4.55%, 03/15/28	1,765	1,793,343
4.55%, 01/15/35	3,460	3,457,475
4.85%, 03/09/33	4,261	4,376,045
4.88%, 03/09/28	5,055	5,163,750
4.88%, 05/09/34	4,540	4,649,075
4.95%, 03/15/32	2,965	3,074,677
Nasdaq Inc.
1.65%, 01/15/31	4,206	3,693,305
2.50%, 12/21/40	3,860	2,754,333
3.25%, 04/28/50	4,208	2,958,271
3.95%, 03/07/52	1,707	1,335,188
5.35%, 06/28/28	6,126	6,317,443
5.55%, 02/15/34	5,173	5,422,513

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.95%, 08/15/53	$1,989	$2,089,039
6.10%, 06/28/63	2,069	2,194,247
Nomura Holdings Inc.
2.17%, 07/14/28	5,532	5,235,241
2.33%, 01/22/27	6,478	6,331,921
2.61%, 07/14/31	4,505	4,054,009
2.68%, 07/16/30	4,810	4,425,703
2.71%, 01/22/29	3,360	3,197,379
3.00%, 01/22/32	4,485	4,064,056
3.10%, 01/16/30	5,775	5,465,582
4.90%, 07/01/30	3,290	3,334,804
5.04%, 06/10/36, (5-year CMT + 1.30%)(a)	20	19,869
5.39%, 07/06/27	2,505	2,549,596
5.49%, 06/29/35	2,800	2,894,516
5.59%, 07/02/27	3,155	3,221,783
5.61%, 07/06/29	2,680	2,788,803
5.78%, 07/03/34(b)	4,135	4,381,660
5.84%, 01/18/28	3,765	3,887,315
6.07%, 07/12/28	3,210	3,354,145
6.09%, 07/12/33(b)	2,727	2,964,438
6.18%, 01/18/33	2,220	2,403,446
ORIX Corp.
2.25%, 03/09/31	3,225	2,884,729
3.70%, 07/18/27	3,253	3,228,755
4.00%, 04/13/32	2,613	2,532,816
4.45%, 09/09/30	1,625	1,624,239
4.65%, 09/10/29	1,450	1,469,435
5.00%, 09/13/27(b)	1,913	1,942,840
5.20%, 09/13/32(b)	2,320	2,401,758
5.40%, 02/25/35	2,125	2,199,484
Radian Group Inc.
4.88%, 03/15/27	3,110	3,118,376
6.20%, 05/15/29	3,060	3,199,386
Raymond James Financial Inc.
3.75%, 04/01/51	3,685	2,773,536
4.65%, 04/01/30	3,942	4,015,049
4.90%, 09/11/35	1,625	1,609,524
4.95%, 07/15/46	3,899	3,603,914
5.65%, 09/11/55	1,720	1,697,683
Stifel Financial Corp., 4.00%, 05/15/30	2,517	2,462,063
Synchrony Financial
2.88%, 10/28/31	4,791	4,252,679
3.95%, 12/01/27	5,072	5,029,542
5.02%, 07/29/29, (1-day SOFR + 1.40%)(a)	265	266,765
5.15%, 03/19/29	2,842	2,882,744
5.45%, 03/06/31, (1-day SOFR + 1.68%)(a)	730	742,197
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(a)	3,320	3,431,974
6.00%, 07/29/36, (1-day SOFR + 2.07%)(a)	945	964,359
TPG Operating Group II LP
5.38%, 01/15/36	1,500	1,499,800
5.88%, 03/05/34	2,755	2,893,438
Visa Inc.
0.75%, 08/15/27	3,089	2,933,916
1.10%, 02/15/31	6,552	5,666,291
1.90%, 04/15/27	8,166	7,950,620
2.00%, 08/15/50	5,013	2,787,119
2.05%, 04/15/30	7,706	7,104,916
2.70%, 04/15/40	4,759	3,665,394
2.75%, 09/15/27	4,694	4,608,616
3.65%, 09/15/47	5,484	4,340,804
Security	Par (000)	Value
Diversified Financial Services (continued)
4.15%, 12/14/35	$8,724	$8,457,128
4.30%, 12/14/45	15,919	14,084,403
Voya Financial Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)	1,479	1,415,152
4.80%, 06/15/46	2,039	1,837,491
5.00%, 09/20/34	1,950	1,942,090
5.70%, 07/15/43	2,573	2,593,427
Western Union Co. (The)
2.75%, 03/15/31(b)	2,550	2,282,164
6.20%, 11/17/36(b)	2,847	2,969,004
		1,137,851,820
Electric — 2.2%
AEP Texas Inc.
3.45%, 05/15/51	2,075	1,435,785
3.80%, 10/01/47	1,621	1,215,909
3.95%, 06/01/28	2,362	2,348,642
4.70%, 05/15/32	2,410	2,411,712
5.25%, 05/15/52	2,290	2,130,256
5.40%, 06/01/33	2,190	2,259,060
5.45%, 05/15/29	2,030	2,107,031
5.70%, 05/15/34	3,615	3,775,047
5.85%, 10/15/55	2,300	2,301,223
Series G, 4.15%, 05/01/49	1,556	1,222,424
Series H, 3.45%, 01/15/50	2,327	1,623,730
Series I, 2.10%, 07/01/30	3,135	2,841,674
AEP Transmission Co. LLC
3.10%, 12/01/26	2,718	2,690,050
3.15%, 09/15/49	739	510,673
3.75%, 12/01/47	2,525	1,973,427
3.80%, 06/15/49	1,886	1,459,043
4.00%, 12/01/46	1,890	1,542,527
4.25%, 09/15/48	1,782	1,494,497
4.50%, 06/15/52	2,250	1,950,502
5.15%, 04/01/34	1,635	1,670,420
5.38%, 06/15/35	900	931,831
5.40%, 03/15/53	2,610	2,592,239
Series M, 3.65%, 04/01/50	2,970	2,255,099
Series N, 2.75%, 08/15/51	1,884	1,197,630
AES Corp. (The)
2.45%, 01/15/31	6,040	5,470,133
5.45%, 06/01/28	4,380	4,455,366
5.80%, 03/15/32	580	593,302
Alabama Power Co.
3.00%, 03/15/52	3,340	2,225,950
3.05%, 03/15/32	1,020	943,454
3.13%, 07/15/51	2,845	1,938,490
3.45%, 10/01/49	2,858	2,094,530
3.75%, 09/01/27	2,500	2,492,183
3.75%, 03/01/45	3,328	2,662,382
3.85%, 12/01/42	1,877	1,567,083
3.94%, 09/01/32	2,740	2,660,208
4.15%, 08/15/44	2,000	1,714,176
4.30%, 01/02/46	1,852	1,594,758
5.10%, 04/02/35	2,005	2,050,653
5.85%, 11/15/33	1,815	1,950,383
6.00%, 03/01/39	1,284	1,395,114
6.13%, 05/15/38	1,325	1,453,341
Series 20-A, 1.45%, 09/15/30	3,214	2,830,090
Series A, 4.30%, 07/15/48	2,396	2,042,279
Series B, 3.70%, 12/01/47	2,626	2,044,488

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series C, 4.30%, 03/15/31	$2,000	$2,002,606
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(a)	980	984,088
Ameren Corp.
1.75%, 03/15/28	2,511	2,372,821
1.95%, 03/15/27	3,075	2,986,532
3.50%, 01/15/31	3,555	3,399,575
5.00%, 01/15/29	3,529	3,612,091
5.38%, 03/15/35	2,330	2,394,955
5.70%, 12/01/26	3,540	3,591,903
Ameren Illinois Co.
1.55%, 11/15/30	1,777	1,560,626
2.90%, 06/15/51	1,989	1,300,397
3.25%, 03/15/50	1,812	1,283,019
3.70%, 12/01/47	2,581	2,015,443
3.80%, 05/15/28	2,412	2,403,058
3.85%, 09/01/32	2,215	2,128,675
4.15%, 03/15/46	2,446	2,069,017
4.50%, 03/15/49	2,549	2,225,136
4.95%, 06/01/33	2,180	2,232,971
5.55%, 07/01/54	2,835	2,868,963
5.63%, 03/01/55	3,985	4,071,264
5.90%, 12/01/52	1,805	1,911,329
American Electric Power Co. Inc.
2.30%, 03/01/30	2,341	2,149,182
3.20%, 11/13/27	2,993	2,938,941
3.25%, 03/01/50	1,637	1,100,124
3.88%, 02/15/62, (5-year CMT + 2.68%)(a)	3,400	3,306,862
5.20%, 01/15/29	5,325	5,491,132
5.63%, 03/01/33	3,101	3,263,783
5.75%, 11/01/27	3,000	3,090,111
5.95%, 11/01/32	2,214	2,374,622
6.95%, 12/15/54, (5-year CMT + 2.68%)(a)	2,970	3,240,022
7.05%, 12/15/54, (5-year CMT + 2.75%)(a)(b)	1,940	2,037,518
Series C, 5.80%, 03/15/56, (5-year CMT + 2.13%)(a)	620	621,196
Series D, 6.05%, 03/15/56, (5-year CMT + 1.94%)(a)	470	476,251
Series J, 4.30%, 12/01/28	3,335	3,349,940
Appalachian Power Co.
4.40%, 05/15/44	1,544	1,314,471
4.45%, 06/01/45	1,948	1,658,094
4.50%, 08/01/32	2,625	2,602,382
5.65%, 04/01/34	1,790	1,876,054
7.00%, 04/01/38	2,085	2,376,078
Series AA, 2.70%, 04/01/31	1,932	1,759,980
Series X, 3.30%, 06/01/27	2,309	2,279,158
Series Y, 4.50%, 03/01/49	2,130	1,788,948
Series Z, 3.70%, 05/01/50(b)	2,540	1,875,755
Arizona Public Service Co.
2.20%, 12/15/31	1,980	1,736,351
2.60%, 08/15/29	2,635	2,482,422
2.65%, 09/15/50(b)	2,051	1,267,996
2.95%, 09/15/27	2,124	2,086,435
3.35%, 05/15/50	2,982	2,102,503
3.50%, 12/01/49	1,733	1,247,294
3.75%, 05/15/46	2,006	1,557,604
4.20%, 08/15/48	1,583	1,299,547
4.25%, 03/01/49	1,845	1,515,098
4.35%, 11/15/45	2,502	2,130,675
Security	Par (000)	Value
Electric (continued)
4.50%, 04/01/42	$2,225	$1,969,434
5.05%, 09/01/41	1,665	1,589,722
5.55%, 08/01/33	2,065	2,162,633
5.70%, 08/15/34	2,880	3,027,250
5.90%, 08/15/55	2,710	2,790,365
6.35%, 12/15/32	1,765	1,925,955
Atlantic City Electric Co.
2.30%, 03/15/31	2,189	1,979,419
4.00%, 10/15/28	2,447	2,448,570
Avangrid Inc., 3.80%, 06/01/29	4,518	4,444,206
Avista Corp.
4.00%, 04/01/52	2,985	2,328,032
4.35%, 06/01/48	2,420	2,033,650
Baltimore Gas & Electric Co.
2.25%, 06/15/31	3,465	3,116,479
2.90%, 06/15/50	1,725	1,132,677
3.20%, 09/15/49	2,100	1,463,483
3.50%, 08/15/46	2,480	1,878,079
3.75%, 08/15/47	2,304	1,808,988
4.25%, 09/15/48	1,794	1,509,017
4.55%, 06/01/52	2,402	2,090,228
5.30%, 06/01/34	1,495	1,559,622
5.40%, 06/01/53	2,825	2,789,000
5.45%, 06/01/35	3,970	4,137,052
5.65%, 06/01/54	1,680	1,721,063
6.35%, 10/01/36	1,280	1,432,651
Basin Electric Power Cooperative, 5.85%, 10/15/55(c)	3,360	3,366,132
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	2,711	2,351,092
2.85%, 05/15/51	6,845	4,376,427
3.25%, 04/15/28	3,697	3,630,986
3.70%, 07/15/30	5,280	5,177,432
3.80%, 07/15/48	3,591	2,783,713
4.25%, 10/15/50	4,427	3,631,659
4.45%, 01/15/49	4,586	3,928,574
4.50%, 02/01/45	3,004	2,657,175
4.60%, 05/01/53	4,475	3,873,045
5.15%, 11/15/43	3,358	3,257,562
5.95%, 05/15/37	2,618	2,822,662
6.13%, 04/01/36	7,268	7,893,934
Black Hills Corp.
2.50%, 06/15/30	2,017	1,857,815
3.05%, 10/15/29	2,952	2,809,035
3.15%, 01/15/27	2,964	2,928,075
3.88%, 10/15/49	2,654	2,001,562
4.20%, 09/15/46	1,240	1,003,339
4.35%, 05/01/33	1,655	1,600,588
4.55%, 01/31/31	2,370	2,366,899
5.95%, 03/15/28	3,040	3,147,153
6.00%, 01/15/35	2,150	2,286,868
6.15%, 05/15/34	1,375	1,471,191
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	2,215	1,786,142
3.60%, 03/01/52	2,070	1,548,935
3.95%, 03/01/48	2,968	2,392,983
4.50%, 04/01/44	2,675	2,394,280
4.80%, 03/15/30	2,305	2,358,161
4.95%, 04/01/33	2,165	2,206,621
5.05%, 03/01/35	1,895	1,918,421
5.15%, 03/01/34	1,140	1,172,265

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.20%, 10/01/28	$2,645	$2,725,810
5.30%, 04/01/53	1,110	1,095,108
Series AA, 3.00%, 02/01/27	1,980	1,955,080
Series AD, 2.90%, 07/01/50	2,850	1,889,216
Series AE, 2.35%, 04/01/31	1,775	1,603,701
Series AF, 3.35%, 04/01/51	2,880	2,062,332
Series AG, 3.00%, 03/01/32	1,265	1,161,530
Series ai., 4.45%, 10/01/32	2,825	2,818,042
Series AJ, 4.85%, 10/01/52	2,590	2,381,442
Series AQ, 4.95%, 08/15/35	790	795,167
Series K2, 6.95%, 03/15/33	735	837,743
CenterPoint Energy Inc.
2.95%, 03/01/30	2,859	2,708,593
5.40%, 06/01/29	2,815	2,914,640
5.95%, 04/01/56, (5-year CMT + 2.22%)(a)	980	987,523
6.70%, 05/15/55, (5-year CMT + 2.59%)(a)	1,610	1,664,401
Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(a)	2,390	2,507,073
Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(a)(b)	2,090	2,236,643
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	1,919	1,685,788
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	1,299	1,375,676
CMS Energy Corp.
3.45%, 08/15/27	2,498	2,467,732
3.75%, 12/01/50, (5-year CMT + 2.90%)(a)	1,720	1,587,176
4.75%, 06/01/50, (5-year CMT + 4.12%)(a)	2,830	2,784,162
4.88%, 03/01/44	1,725	1,568,614
6.50%, 06/01/55, (5-year CMT + 1.96%)(a)	1,380	1,437,217
Commonwealth Edison Co.
2.20%, 03/01/30	2,055	1,899,077
3.00%, 03/01/50	2,650	1,779,010
3.15%, 03/15/32	1,155	1,073,607
3.65%, 06/15/46	3,334	2,607,810
3.70%, 08/15/28	3,875	3,852,544
3.70%, 03/01/45	1,780	1,417,440
3.80%, 10/01/42	1,074	888,125
4.00%, 03/01/48	3,680	2,995,779
4.00%, 03/01/49	1,981	1,590,440
4.35%, 11/15/45	2,371	2,059,239
4.60%, 08/15/43	1,335	1,219,898
4.70%, 01/15/44	1,915	1,761,906
4.90%, 02/01/33	1,165	1,191,536
5.30%, 06/01/34	1,135	1,188,714
5.30%, 02/01/53	2,050	1,997,641
5.65%, 06/01/54	1,275	1,301,609
5.90%, 03/15/36	2,204	2,385,210
5.95%, 06/01/55	2,680	2,856,457
6.45%, 01/15/38	2,082	2,341,835
Series 122, 2.95%, 08/15/27	3,087	3,035,797
Series 123, 3.75%, 08/15/47	3,090	2,415,060
Series 127, 3.20%, 11/15/49	1,648	1,147,444
Series 130, 3.13%, 03/15/51	3,150	2,148,602
Series 131, 2.75%, 09/01/51	2,130	1,353,192
Series 133, 3.85%, 03/15/52	1,870	1,447,660
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	3,721	3,028,257
4.30%, 04/15/44	2,460	2,154,981
4.65%, 01/01/29	1,575	1,602,590
4.90%, 07/01/33	1,315	1,337,096
Security	Par (000)	Value
Electric (continued)
4.95%, 01/15/30	$2,020	$2,076,350
4.95%, 08/15/34	1,565	1,587,856
5.25%, 01/15/53	2,450	2,373,194
Series A, 2.05%, 07/01/31	2,130	1,888,667
Series A, 3.20%, 03/15/27	2,988	2,956,910
Series A, 4.15%, 06/01/45	2,315	1,948,839
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	3,725	3,387,888
3.20%, 12/01/51	2,240	1,532,892
3.60%, 06/15/61	3,698	2,594,479
3.70%, 11/15/59	3,043	2,196,271
3.80%, 05/15/28	3,211	3,196,069
3.85%, 06/15/46	3,529	2,827,804
3.95%, 03/01/43	3,511	2,938,057
4.45%, 03/15/44	3,958	3,497,790
4.50%, 12/01/45	3,827	3,372,781
4.50%, 05/15/58	3,214	2,701,173
4.63%, 12/01/54	3,247	2,805,269
5.20%, 03/01/33	2,140	2,228,278
5.38%, 05/15/34	2,350	2,450,158
5.50%, 03/15/34	2,921	3,077,914
5.70%, 06/15/40	2,147	2,226,157
5.70%, 05/15/54	3,430	3,521,208
5.90%, 11/15/53	3,770	3,947,652
6.15%, 11/15/52	3,630	3,913,391
Series 05-A, 5.30%, 03/01/35	1,170	1,210,550
Series 06-A, 5.85%, 03/15/36	2,737	2,922,933
Series 06-B, 6.20%, 06/15/36	1,012	1,113,118
Series 07-A, 6.30%, 08/15/37	1,503	1,663,986
Series 08-B, 6.75%, 04/01/38	2,063	2,371,477
Series 09-C, 5.50%, 12/01/39	2,851	2,922,742
Series 12-A, 4.20%, 03/15/42	2,033	1,770,269
Series 2017, 3.88%, 06/15/47	3,307	2,618,723
Series 20A, 3.35%, 04/01/30	3,604	3,491,892
Series 20B, 3.95%, 04/01/50	4,874	3,897,673
Series A, 4.13%, 05/15/49	3,567	2,904,614
Series B, 3.13%, 11/15/27	1,383	1,358,779
Series C, 3.00%, 12/01/60	2,428	1,491,403
Series C, 4.00%, 11/15/57	1,505	1,154,118
Series C, 4.30%, 12/01/56	2,359	1,919,985
Series D, 4.00%, 12/01/28	3,367	3,368,267
Series E, 4.65%, 12/01/48	3,534	3,143,962
Constellation Energy Generation LLC
5.60%, 03/01/28	4,145	4,283,671
5.60%, 06/15/42	3,893	3,938,989
5.75%, 10/01/41	2,581	2,646,824
5.75%, 03/15/54	4,515	4,577,387
5.80%, 03/01/33	2,700	2,883,453
6.13%, 01/15/34	2,200	2,393,615
6.25%, 10/01/39	3,392	3,708,233
6.50%, 10/01/53	4,575	5,060,742
Consumers Energy Co.
2.65%, 08/15/52	1,357	867,582
3.10%, 08/15/50	3,175	2,195,915
3.25%, 08/15/46	2,798	2,083,139
3.50%, 08/01/51	2,786	2,072,706
3.60%, 08/15/32	1,490	1,416,524
3.75%, 02/15/50	1,961	1,515,879
3.80%, 11/15/28	996	990,996
3.95%, 05/15/43	1,591	1,334,853
3.95%, 07/15/47	1,753	1,431,395

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.05%, 05/15/48	$2,842	$2,354,735
4.20%, 09/01/52	2,710	2,245,283
4.35%, 04/15/49	2,551	2,190,076
4.50%, 01/15/31	2,495	2,523,225
4.60%, 05/30/29	3,500	3,557,109
4.63%, 05/15/33	4,965	4,980,022
4.65%, 03/01/28	2,815	2,853,092
4.70%, 01/15/30	1,525	1,557,794
4.90%, 02/15/29	2,960	3,036,987
5.05%, 05/15/35	1,240	1,265,345
Dayton Power & Light Co. (The)
3.95%, 06/15/49	3,070	2,317,155
4.55%, 08/15/30(c)	2,005	1,996,464
Delmarva Power & Light Co., 4.15%, 05/15/45	1,799	1,536,467
Dominion Energy Inc.
4.25%, 06/01/28	3,402	3,410,884
4.35%, 08/15/32	1,700	1,664,560
4.60%, 05/15/28	3,085	3,117,445
4.70%, 12/01/44	2,160	1,916,820
4.85%, 08/15/52	2,755	2,426,300
5.00%, 06/15/30	2,580	2,648,304
5.38%, 11/15/32	3,980	4,139,188
5.45%, 03/15/35	3,310	3,399,334
6.00%, 02/15/56, (5-year CMT + 2.26%)(a)	800	811,206
6.20%, 02/15/56, (5-year CMT + 2.01%)(a)	1,530	1,547,814
6.63%, 05/15/55, (5-year CMT + 2.21%)(a)	990	1,032,231
7.00%, 06/15/38	1,535	1,755,322
Series A, 4.60%, 03/15/49	2,005	1,702,539
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(a)	360	378,333
Series B, 3.30%, 04/15/41	2,300	1,755,700
Series B, 3.60%, 03/15/27	1,925	1,911,591
Series B, 5.95%, 06/15/35	2,567	2,737,325
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(a)	4,050	4,425,060
Series C, 2.25%, 08/15/31	3,433	3,044,753
Series C, 3.38%, 04/01/30	6,789	6,524,253
Series C, 4.05%, 09/15/42	1,875	1,553,764
Series C, 4.90%, 08/01/41	2,360	2,196,888
Series E, 6.30%, 03/15/33	2,075	2,246,979
Series F, 5.25%, 08/01/33	2,425	2,483,694
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	1,915	1,748,017
5.10%, 06/01/65	2,170	1,987,569
5.30%, 05/15/33	1,505	1,569,078
5.45%, 02/01/41	1,275	1,297,166
6.05%, 01/15/38	2,265	2,451,773
6.25%, 10/15/53	2,210	2,443,317
6.63%, 02/01/32	625	698,999
Series 2025, 5.30%, 01/15/35	1,485	1,542,194
Series A, 2.30%, 12/01/31	2,330	2,070,523
DTE Electric Co.
2.25%, 03/01/30	2,767	2,562,612
2.95%, 03/01/50	3,122	2,116,218
3.70%, 03/15/45	2,670	2,124,296
3.70%, 06/01/46	2,510	1,976,013
3.75%, 08/15/47	2,457	1,924,642
3.95%, 03/01/49	3,004	2,429,636
4.25%, 05/14/27	2,050	2,062,436
4.30%, 07/01/44	1,706	1,483,061
4.85%, 12/01/26	2,880	2,909,827
Security	Par (000)	Value
Electric (continued)
5.20%, 04/01/33	$2,775	$2,889,400
5.20%, 03/01/34	2,315	2,399,006
5.25%, 05/15/35	2,125	2,193,039
5.40%, 04/01/53	2,665	2,653,924
5.85%, 05/15/55	1,615	1,707,653
Series A, 1.90%, 04/01/28	3,565	3,394,852
Series A, 3.00%, 03/01/32	2,385	2,203,916
Series A, 4.00%, 04/01/43	1,927	1,631,833
Series A, 4.05%, 05/15/48	2,456	2,035,677
Series B, 3.25%, 04/01/51	2,626	1,863,383
Series B, 3.65%, 03/01/52	1,845	1,392,159
Series C, 2.63%, 03/01/31	2,630	2,421,731
DTE Energy Co.
2.95%, 03/01/30	1,653	1,559,461
4.88%, 06/01/28	4,275	4,348,853
4.95%, 07/01/27	5,845	5,916,407
5.05%, 10/01/35	1,725	1,719,872
5.10%, 03/01/29	5,730	5,874,544
5.20%, 04/01/30	4,860	5,012,268
5.85%, 06/01/34	3,665	3,902,933
Series C, 3.40%, 06/15/29	3,295	3,193,250
Duke Energy Carolinas LLC
2.45%, 08/15/29	2,484	2,342,896
2.45%, 02/01/30	2,415	2,257,696
2.55%, 04/15/31	2,708	2,485,076
2.85%, 03/15/32	2,480	2,267,875
2.95%, 12/01/26	2,847	2,818,711
3.20%, 08/15/49	3,515	2,459,947
3.45%, 04/15/51	2,735	1,985,549
3.55%, 03/15/52	2,520	1,858,839
3.70%, 12/01/47	2,372	1,835,852
3.75%, 06/01/45	2,524	2,011,075
3.88%, 03/15/46	2,840	2,295,860
3.95%, 11/15/28	3,651	3,653,817
3.95%, 03/15/48	2,225	1,789,921
4.00%, 09/30/42	2,124	1,810,261
4.25%, 12/15/41	2,109	1,873,500
4.85%, 03/15/30	1,545	1,587,904
4.85%, 01/15/34	2,595	2,631,723
4.95%, 01/15/33	4,360	4,491,807
5.25%, 03/15/35	2,225	2,304,647
5.30%, 02/15/40	3,535	3,601,866
5.35%, 01/15/53	2,355	2,317,013
5.40%, 01/15/54	4,119	4,101,158
6.00%, 01/15/38	1,462	1,588,758
6.05%, 04/15/38	2,075	2,256,962
6.10%, 06/01/37	2,320	2,514,605
6.45%, 10/15/32	1,760	1,949,616
Series A, 6.00%, 12/01/28	1,804	1,899,851
Duke Energy Carolinas Nc Storm Funding II LLC
Series A-1, 4.23%, 07/01/37	1,000	999,101
Series A-2, 5.07%, 01/01/48	1,000	1,002,731
Duke Energy Corp.
2.45%, 06/01/30	3,900	3,601,589
2.55%, 06/15/31	3,285	2,975,729
3.15%, 08/15/27	4,393	4,324,102
3.25%, 01/15/82, (5-year CMT + 2.32%)(a)	2,487	2,396,994
3.30%, 06/15/41	3,758	2,915,368
3.40%, 06/15/29	2,687	2,615,295
3.50%, 06/15/51	3,670	2,599,149

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.75%, 09/01/46	$6,557	$5,060,650
3.95%, 08/15/47	2,420	1,900,457
4.20%, 06/15/49	2,840	2,283,046
4.30%, 03/15/28	4,460	4,474,636
4.50%, 08/15/32	5,220	5,193,208
4.80%, 12/15/45	3,044	2,733,201
4.85%, 01/05/27	2,295	2,315,468
4.85%, 01/05/29	2,265	2,307,386
4.95%, 09/15/35	3,555	3,535,323
5.00%, 12/08/27	2,820	2,868,130
5.00%, 08/15/52	5,095	4,607,741
5.45%, 06/15/34	3,210	3,343,177
5.70%, 09/15/55	6,500	6,484,127
5.75%, 09/15/33	2,970	3,151,308
5.80%, 06/15/54	2,900	2,935,211
6.10%, 09/15/53	3,265	3,440,921
6.45%, 09/01/54, (5-year CMT + 2.59%)(a)	900	952,779
Duke Energy Florida LLC
1.75%, 06/15/30	3,190	2,867,698
2.40%, 12/15/31	3,275	2,946,142
2.50%, 12/01/29	3,323	3,131,326
3.00%, 12/15/51	2,672	1,763,965
3.20%, 01/15/27	4,772	4,733,544
3.40%, 10/01/46	3,213	2,393,903
3.80%, 07/15/28	3,220	3,212,107
3.85%, 11/15/42	2,121	1,759,278
4.20%, 07/15/48	2,115	1,750,009
5.65%, 04/01/40	2,036	2,133,649
5.88%, 11/15/33	2,325	2,516,339
5.95%, 11/15/52	2,195	2,317,562
6.20%, 11/15/53	2,650	2,909,014
6.35%, 09/15/37	1,821	2,036,671
6.40%, 06/15/38	4,615	5,200,021
Duke Energy Florida Project Finance LLC
Series 2032, 2.86%, 03/01/33(b)	705	653,740
Series 2035, 3.11%, 09/01/38(b)	1,185	1,027,230
Duke Energy Indiana LLC
2.75%, 04/01/50	3,120	1,989,049
3.75%, 05/15/46	1,734	1,370,475
5.25%, 03/01/34	1,760	1,819,411
5.40%, 04/01/53	2,220	2,172,579
5.90%, 05/15/55	1,375	1,446,741
6.12%, 10/15/35	1,409	1,535,061
6.35%, 08/15/38	1,583	1,756,247
6.45%, 04/01/39	2,143	2,398,145
Series WWW, 4.90%, 07/15/43	1,519	1,433,734
Series YYY, 3.25%, 10/01/49	2,740	1,932,574
Duke Energy Ohio Inc.
2.13%, 06/01/30	2,248	2,055,300
3.65%, 02/01/29	2,311	2,285,091
3.70%, 06/15/46	1,942	1,514,636
4.30%, 02/01/49	2,057	1,725,293
5.25%, 04/01/33	2,100	2,184,560
5.30%, 06/15/35	1,500	1,550,869
5.55%, 03/15/54	1,750	1,758,985
5.65%, 04/01/53	1,565	1,583,090
Duke Energy Progress LLC
2.00%, 08/15/31	3,265	2,882,336
2.50%, 08/15/50	3,855	2,322,910
2.90%, 08/15/51	2,229	1,438,800
3.40%, 04/01/32	2,480	2,338,952
Security	Par (000)	Value
Electric (continued)
3.45%, 03/15/29	$3,132	$3,077,861
3.60%, 09/15/47	2,756	2,102,199
3.70%, 09/01/28	3,081	3,061,601
3.70%, 10/15/46	2,624	2,044,544
4.00%, 04/01/52	1,570	1,248,263
4.10%, 05/15/42	1,330	1,147,225
4.10%, 03/15/43	1,819	1,556,897
4.15%, 12/01/44	2,699	2,299,388
4.20%, 08/15/45	1,884	1,602,195
4.35%, 03/06/27	630	633,728
4.38%, 03/30/44	2,217	1,944,009
5.05%, 03/15/35	2,605	2,655,841
5.10%, 03/15/34	2,700	2,786,382
5.25%, 03/15/33	2,385	2,487,029
5.35%, 03/15/53	2,435	2,385,782
5.55%, 03/15/55	2,185	2,210,944
6.30%, 04/01/38	1,620	1,808,108
Edison International
4.13%, 03/15/28	3,705	3,639,949
5.25%, 11/15/28	2,995	3,014,645
5.25%, 03/15/32(b)	1,690	1,672,625
5.45%, 06/15/29	2,850	2,880,224
5.75%, 06/15/27	3,548	3,589,406
6.25%, 03/15/30	570	591,422
6.95%, 11/15/29(b)	2,825	2,999,983
El Paso Electric Co.
5.00%, 12/01/44	1,291	1,153,391
6.00%, 05/15/35	809	845,387
Emera U.S. Finance LP
2.64%, 06/15/31	2,810	2,508,809
4.75%, 06/15/46	6,161	5,351,165
Enel Chile SA, 4.88%, 06/12/28	4,342	4,412,386
Entergy Arkansas LLC
2.65%, 06/15/51	3,043	1,857,263
3.35%, 06/15/52	2,190	1,525,768
4.00%, 06/01/28	1,940	1,941,550
4.20%, 04/01/49	2,694	2,213,096
5.15%, 01/15/33	2,015	2,086,686
5.30%, 09/15/33	1,465	1,521,395
5.45%, 06/01/34	2,600	2,717,031
5.75%, 06/01/54	1,475	1,522,334
Entergy Corp.
1.90%, 06/15/28	2,970	2,806,607
2.40%, 06/15/31	2,990	2,677,518
2.80%, 06/15/30	3,032	2,831,172
3.75%, 06/15/50	2,844	2,098,288
7.13%, 12/01/54, (5-year CMT + 2.67%)(a)	1,400	1,471,302
Entergy Louisiana LLC
1.60%, 12/15/30	1,553	1,371,225
2.35%, 06/15/32	1,980	1,742,395
2.90%, 03/15/51	3,480	2,239,588
3.05%, 06/01/31	1,735	1,626,153
3.10%, 06/15/41	851	649,031
3.12%, 09/01/27	2,325	2,290,607
3.25%, 04/01/28	2,789	2,744,925
4.00%, 03/15/33	3,542	3,416,652
4.20%, 09/01/48	4,101	3,381,949
4.20%, 04/01/50	2,751	2,243,937
4.75%, 09/15/52	2,230	1,987,492
4.95%, 01/15/45	3,010	2,798,234
5.15%, 09/15/34	3,460	3,544,930

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.35%, 03/15/34	$2,070	$2,148,264
5.70%, 03/15/54	3,285	3,323,912
5.80%, 03/15/55	2,245	2,309,574
Entergy Mississippi LLC
2.85%, 06/01/28	2,563	2,491,249
3.50%, 06/01/51	2,355	1,691,973
3.85%, 06/01/49	2,464	1,911,160
5.00%, 09/01/33	1,280	1,304,453
5.80%, 04/15/55	1,900	1,953,461
5.85%, 06/01/54	1,810	1,860,274
Entergy Texas Inc.
1.75%, 03/15/31	2,975	2,614,532
3.55%, 09/30/49	2,615	1,911,676
4.00%, 03/30/29	1,652	1,646,600
4.50%, 03/30/39	895	838,385
5.00%, 09/15/52	2,540	2,312,720
5.25%, 04/15/35	2,125	2,185,634
5.55%, 09/15/54	1,985	1,962,230
5.80%, 09/01/53	1,780	1,814,170
Evergy Inc.
2.90%, 09/15/29	5,002	4,752,996
6.65%, 06/01/55, (5-year CMT + 2.56%)(a)	870	894,893
Evergy Kansas Central Inc.
3.10%, 04/01/27	2,505	2,472,938
3.25%, 09/01/49	2,178	1,517,735
3.45%, 04/15/50	2,075	1,498,787
4.10%, 04/01/43	2,330	1,979,578
4.13%, 03/01/42	2,692	2,307,543
4.25%, 12/01/45	1,899	1,604,505
4.70%, 03/13/28	1,100	1,111,009
5.25%, 03/15/35	1,050	1,072,913
5.70%, 03/15/53	1,825	1,851,797
5.90%, 11/15/33	1,368	1,472,428
Evergy Metro Inc.
4.20%, 06/15/47	2,265	1,888,800
4.20%, 03/15/48	1,504	1,247,983
4.95%, 04/15/33	1,310	1,336,522
5.13%, 08/15/35	1,220	1,237,436
5.30%, 10/01/41	2,011	1,997,482
5.40%, 04/01/34(b)	1,545	1,610,220
Series 2019, 4.13%, 04/01/49	1,843	1,496,221
Series 2020, 2.25%, 06/01/30(b)	2,563	2,360,363
Eversource Energy
2.55%, 03/15/31	1,680	1,518,691
2.90%, 03/01/27	1,300	1,278,334
3.38%, 03/01/32	2,926	2,711,032
3.45%, 01/15/50	3,125	2,265,958
4.45%, 12/15/30	1,715	1,708,922
4.60%, 07/01/27	4,043	4,064,923
5.00%, 01/01/27	2,245	2,264,439
5.13%, 05/15/33	3,560	3,613,252
5.45%, 03/01/28	5,910	6,060,166
5.50%, 01/01/34	2,880	2,985,413
5.85%, 04/15/31	4,125	4,361,656
5.95%, 02/01/29	4,240	4,439,254
5.95%, 07/15/34	3,085	3,283,855
Series M, 3.30%, 01/15/28	1,926	1,889,211
Series O, 4.25%, 04/01/29	2,946	2,940,736
Series R, 1.65%, 08/15/30	2,871	2,526,412
Exelon Corp.
2.75%, 03/15/27	3,316	3,255,615
Security	Par (000)	Value
Electric (continued)
3.35%, 03/15/32	$1,275	$1,193,786
4.05%, 04/15/30	6,275	6,217,710
4.10%, 03/15/52	3,055	2,399,727
4.45%, 04/15/46	3,213	2,750,221
4.70%, 04/15/50	3,047	2,648,198
4.95%, 06/15/35	2,144	2,124,337
5.10%, 06/15/45	2,955	2,773,073
5.13%, 03/15/31	2,125	2,197,474
5.15%, 03/15/28	4,180	4,276,380
5.15%, 03/15/29	2,815	2,895,009
5.30%, 03/15/33	3,765	3,912,841
5.45%, 03/15/34	3,070	3,193,038
5.60%, 03/15/53	4,745	4,674,515
5.63%, 06/15/35	2,729	2,858,981
5.88%, 03/15/55	2,285	2,339,339
6.50%, 03/15/55, (5-year CMT + 1.98%)(a)	630	662,619
FirstEnergy Corp.
2.65%, 03/01/30	4,355	4,042,350
Series B, 2.25%, 09/01/30	1,810	1,634,271
Series B, 3.90%, 07/15/27	4,505	4,476,435
Series C, 3.40%, 03/01/50	2,780	1,946,125
Series C, 4.85%, 07/15/47	3,550	3,160,958
FirstEnergy Transmission LLC
4.55%, 01/15/30	1,735	1,745,770
4.75%, 01/15/33(c)	1,780	1,778,184
5.00%, 01/15/35	1,695	1,698,459
Florida Power & Light Co.
2.45%, 02/03/32	6,193	5,576,153
2.88%, 12/04/51	5,202	3,396,868
3.15%, 10/01/49	3,819	2,667,955
3.70%, 12/01/47	3,867	3,031,225
3.80%, 12/15/42	2,236	1,863,253
3.95%, 03/01/48	4,752	3,873,246
3.99%, 03/01/49	2,705	2,201,443
4.05%, 06/01/42	3,410	2,958,898
4.05%, 10/01/44	2,778	2,349,330
4.13%, 02/01/42	2,933	2,570,731
4.13%, 06/01/48	2,421	2,011,669
4.40%, 05/15/28	3,265	3,299,107
4.63%, 05/15/30	3,680	3,753,679
4.80%, 05/15/33	3,145	3,207,467
4.95%, 06/01/35	1,784	1,819,380
5.00%, 08/01/34	1,470	1,502,096
5.05%, 04/01/28	5,640	5,782,743
5.10%, 04/01/33	3,720	3,853,051
5.15%, 06/15/29	4,221	4,384,152
5.25%, 02/01/41	2,079	2,094,603
5.30%, 06/15/34	4,710	4,929,753
5.30%, 04/01/53	3,535	3,473,409
5.60%, 06/15/54	3,860	3,965,772
5.63%, 04/01/34	2,065	2,206,128
5.65%, 02/01/37	1,645	1,756,005
5.69%, 03/01/40	2,418	2,556,953
5.70%, 03/15/55	3,420	3,558,953
5.80%, 03/15/65	1,433	1,508,794
5.95%, 02/01/38	2,533	2,763,951
5.96%, 04/01/39	1,820	1,976,793
Series A, 3.30%, 05/30/27	3,856	3,820,043
Georgia Power Co.
3.25%, 03/30/27	3,140	3,109,986
4.00%, 10/01/28	2,220	2,218,406

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.30%, 03/15/42	$4,978	$4,409,732
4.30%, 03/15/43	1,857	1,637,342
4.55%, 03/15/30	3,165	3,220,997
4.65%, 05/16/28	4,400	4,465,487
4.70%, 05/15/32	2,695	2,733,676
4.85%, 03/15/31	4,890	5,019,503
4.95%, 05/17/33	4,800	4,900,394
5.00%, 02/23/27	1,725	1,747,963
5.13%, 05/15/52	3,670	3,508,901
5.20%, 03/15/35	3,350	3,444,861
5.25%, 03/15/34	4,320	4,459,363
5.50%, 10/01/55	3,225	3,224,535
Series 10-C, 4.75%, 09/01/40	2,554	2,444,273
Series A, 3.25%, 03/15/51	3,750	2,634,180
Series B, 2.65%, 09/15/29	3,597	3,413,979
Series B, 3.70%, 01/30/50	2,483	1,902,332
Iberdrola International BV, 6.75%, 07/15/36	1,732	1,969,030
Idaho Power Co.
5.20%, 08/15/34	1,540	1,591,995
5.50%, 03/15/53	1,930	1,921,557
5.70%, 03/15/55	2,075	2,116,823
5.80%, 04/01/54	1,060	1,097,067
Series K, 4.20%, 03/01/48	2,291	1,916,555
Indiana Michigan Power Co.
3.25%, 05/01/51	2,280	1,556,551
3.85%, 05/15/28	2,109	2,099,518
4.25%, 08/15/48	1,875	1,537,059
5.63%, 04/01/53	2,070	2,099,478
6.05%, 03/15/37	655	715,168
Series K, 4.55%, 03/15/46	1,903	1,661,265
Series L, 3.75%, 07/01/47	1,648	1,265,672
Interstate Power & Light Co.
3.10%, 11/30/51	1,745	1,148,072
3.70%, 09/15/46	2,683	2,044,568
5.45%, 09/30/54	1,625	1,576,058
5.60%, 06/29/35	2,575	2,686,556
5.70%, 10/15/33	1,570	1,657,085
6.25%, 07/15/39	1,040	1,124,244
Interstate Power and Light Co.
2.30%, 06/01/30	1,502	1,373,172
3.50%, 09/30/49	1,699	1,240,858
3.60%, 04/01/29	2,517	2,466,415
4.10%, 09/26/28	3,546	3,538,067
4.95%, 09/30/34	955	954,215
5.60%, 10/01/55	2,650	2,610,838
IPALCO Enterprises Inc.
4.25%, 05/01/30	2,775	2,715,733
5.75%, 04/01/34	2,195	2,234,153
ITC Holdings Corp.
3.35%, 11/15/27	2,005	1,975,533
5.30%, 07/01/43	1,906	1,841,533
Jersey Central Power & Light Co.
4.15%, 01/15/29(c)	2,440	2,433,948
4.40%, 01/15/31(c)	2,450	2,439,423
5.10%, 01/15/35	1,250	1,267,889
5.15%, 01/15/36(c)	1,750	1,774,835
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	572	558,602
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	968	942,427
Security	Par (000)	Value
Electric (continued)
Kentucky Utilities Co.
3.30%, 06/01/50	$2,760	$1,944,893
4.38%, 10/01/45	2,596	2,241,270
5.13%, 11/01/40	4,044	3,990,853
5.45%, 04/15/33	1,790	1,873,838
5.85%, 08/15/55	1,790	1,845,700
Louisville Gas & Electric Co.
4.25%, 04/01/49	1,715	1,412,859
5.45%, 04/15/33	1,900	1,990,040
Louisville Gas and Electric Co., Series ., 5.85%, 08/15/55	2,370	2,445,858
MidAmerican Energy Co.
2.70%, 08/01/52	3,030	1,919,494
3.10%, 05/01/27	4,160	4,113,976
3.15%, 04/15/50	3,382	2,347,356
3.65%, 04/15/29	5,810	5,744,028
3.65%, 08/01/48	3,783	2,892,768
3.95%, 08/01/47	2,578	2,084,051
4.25%, 05/01/46	1,715	1,473,758
4.25%, 07/15/49	4,549	3,803,851
4.40%, 10/15/44	2,412	2,118,971
4.80%, 09/15/43	2,092	1,943,473
5.30%, 02/01/55	1,730	1,683,223
5.35%, 01/15/34	2,025	2,114,437
5.75%, 11/01/35	1,050	1,126,944
5.80%, 10/15/36	1,744	1,881,877
5.85%, 09/15/54	3,145	3,312,871
6.75%, 12/30/31	1,715	1,931,804
Mississippi Power Co.
3.95%, 03/30/28	2,265	2,260,864
Series 12-A, 4.25%, 03/15/42	2,011	1,758,701
Series B, 3.10%, 07/30/51	1,428	965,789
National Grid PLC
5.42%, 01/11/34	3,020	3,136,210
5.60%, 06/12/28	1,230	1,272,469
5.81%, 06/12/33	2,387	2,543,220
National Grid USA, 5.80%, 04/01/35	1,397	1,456,023
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	1,999	1,716,591
1.65%, 06/15/31	1,855	1,605,452
2.40%, 03/15/30	2,595	2,418,970
2.75%, 04/15/32	2,270	2,044,870
3.05%, 04/25/27	2,761	2,724,464
3.40%, 02/07/28	3,460	3,413,465
3.70%, 03/15/29	1,700	1,678,084
3.90%, 11/01/28	2,143	2,132,633
4.02%, 11/01/32	2,019	1,965,385
4.12%, 09/16/27	2,090	2,093,531
4.15%, 12/15/32	2,095	2,051,304
4.30%, 03/15/49	2,649	2,266,839
4.40%, 11/01/48	3,400	2,914,603
4.75%, 02/07/28	885	897,395
4.80%, 02/05/27	2,430	2,451,071
4.80%, 03/15/28	3,730	3,790,227
4.85%, 02/07/29	2,140	2,188,508
4.95%, 02/07/30	865	890,043
5.00%, 02/07/31	2,305	2,373,939
5.00%, 08/15/34	1,715	1,749,373
5.05%, 09/15/28	2,184	2,238,617
5.10%, 05/06/27	2,295	2,330,217

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.15%, 06/15/29	$2,490	$2,578,118
5.60%, 11/13/26	2,325	2,360,885
5.80%, 01/15/33	2,890	3,103,156
7.13%, 09/15/53, (5-year CMT + 3.53%)(a)	2,160	2,268,614
Series C, 8.00%, 03/01/32	2,028	2,407,608
Series D, 4.15%, 08/25/28	2,470	2,474,398
Nevada Power Co.
5.90%, 05/01/53	1,375	1,412,589
6.00%, 03/15/54	2,375	2,477,077
6.25%, 05/15/55, (5-year CMT + 1.94%)(a)	180	183,781
Series CC, 3.70%, 05/01/29	3,069	3,019,494
Series DD, 2.40%, 05/01/30	1,900	1,764,593
Series EE, 3.13%, 08/01/50	1,825	1,212,976
Series N, 6.65%, 04/01/36	1,765	1,991,166
Series R, 6.75%, 07/01/37	1,655	1,886,446
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	5,915	5,766,543
1.90%, 06/15/28	5,650	5,353,536
2.25%, 06/01/30	8,073	7,396,747
2.44%, 01/15/32	4,868	4,311,274
2.75%, 11/01/29	5,155	4,886,180
3.00%, 01/15/52	2,395	1,553,014
3.50%, 04/01/29	3,182	3,115,026
3.55%, 05/01/27	8,022	7,961,172
3.80%, 03/15/82, (5-year CMT + 2.55%)(a)	2,480	2,429,106
4.63%, 07/15/27	7,130	7,197,003
4.69%, 09/01/27	2,425	2,451,583
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(a)(b)	2,633	2,575,670
4.85%, 02/04/28	2,950	3,001,787
4.90%, 02/28/28	6,315	6,424,501
4.90%, 03/15/29	4,545	4,651,433
5.00%, 02/28/30(b)	4,865	5,023,854
5.00%, 07/15/32	4,897	5,010,389
5.05%, 03/15/30	5,385	5,549,010
5.05%, 02/28/33	4,750	4,859,801
5.25%, 03/15/34	5,360	5,509,068
5.25%, 02/28/53	5,050	4,792,051
5.30%, 03/15/32	2,925	3,046,971
5.45%, 03/15/35	4,220	4,373,278
5.55%, 03/15/54	3,550	3,493,997
5.65%, 05/01/79, (3-mo. SOFR US + 3.42%)(a)(b)	1,116	1,127,432
5.90%, 03/15/55	2,975	3,073,036
6.38%, 08/15/55, (5-year CMT + 2.05%)(a)	220	229,527
6.70%, 09/01/54, (5-year CMT + 2.36%)(a)	1,320	1,376,226
6.75%, 06/15/54, (5-year CMT + 2.46%)(a)	2,280	2,467,576
Series ., 6.50%, 08/15/55, (5-year CMT + 1.98%)(a)	450	481,559
Northern States Power Co./MN
2.25%, 04/01/31	2,530	2,295,569
2.60%, 06/01/51	3,469	2,182,969
2.90%, 03/01/50	3,214	2,154,020
3.20%, 04/01/52	2,270	1,606,580
3.40%, 08/15/42	1,638	1,285,178
3.60%, 05/15/46	1,341	1,046,240
3.60%, 09/15/47	2,433	1,876,147
4.00%, 08/15/45	1,657	1,378,588
4.13%, 05/15/44	1,840	1,577,191
4.50%, 06/01/52	1,900	1,653,547
5.05%, 05/15/35	3,240	3,316,450
Security	Par (000)	Value
Electric (continued)
5.10%, 05/15/53	$3,200	$3,055,668
5.35%, 11/01/39	1,940	1,999,188
5.40%, 03/15/54	2,885	2,878,220
5.65%, 05/15/55	1,790	1,849,946
6.20%, 07/01/37	1,453	1,608,188
6.25%, 06/01/36	1,390	1,545,929
Northern States Power Co./WI, 5.65%, 06/15/54	1,365	1,416,511
NorthWestern Corp., 4.18%, 11/15/44	505	423,048
NSTAR Electric Co.
1.95%, 08/15/31	976	857,929
3.10%, 06/01/51	2,195	1,515,419
3.20%, 05/15/27	2,771	2,737,479
3.25%, 05/15/29	2,582	2,502,345
3.95%, 04/01/30	2,457	2,430,721
4.40%, 03/01/44	1,665	1,469,758
4.55%, 06/01/52	2,165	1,873,663
4.85%, 03/01/30	2,370	2,429,537
4.95%, 09/15/52	1,390	1,288,042
5.20%, 03/01/35	3,000	3,071,722
5.40%, 06/01/34	2,550	2,650,967
5.50%, 03/15/40	985	1,014,819
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	2,000	2,052,114
OGE Energy Corp., 5.45%, 05/15/29	2,240	2,323,136
Oglethorpe Power Corp.
3.75%, 08/01/50	2,260	1,662,417
4.50%, 04/01/47	3,140	2,675,920
5.05%, 10/01/48	2,680	2,447,837
5.25%, 09/01/50	1,627	1,494,972
5.38%, 11/01/40	2,490	2,467,190
5.80%, 06/01/54	1,440	1,433,550
5.90%, 02/01/55	1,485	1,500,990
5.95%, 11/01/39	1,501	1,586,613
6.20%, 12/01/53	2,235	2,358,473
Ohio Edison Co., 6.88%, 07/15/36	1,540	1,772,076
Ohio Power Co.
4.00%, 06/01/49	2,207	1,709,677
4.15%, 04/01/48	2,292	1,830,028
5.00%, 06/01/33	1,335	1,355,776
5.65%, 06/01/34	1,990	2,078,711
Series P, 2.60%, 04/01/30	1,988	1,850,350
Series Q, 1.63%, 01/15/31	2,791	2,424,450
Series R, 2.90%, 10/01/51	2,510	1,574,443
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	2,141	2,060,626
3.30%, 03/15/30	2,336	2,250,329
3.80%, 08/15/28	2,987	2,967,338
3.85%, 08/15/47	1,769	1,404,401
4.15%, 04/01/47	3,425	2,843,385
5.40%, 01/15/33	2,025	2,121,832
5.60%, 04/01/53	3,680	3,706,430
5.80%, 04/01/55	1,415	1,453,838
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	2,530	1,560,367
2.75%, 05/15/30	3,687	3,466,493
3.10%, 09/15/49	3,360	2,287,806
3.70%, 11/15/28	4,258	4,219,376
3.70%, 05/15/50	2,106	1,587,860
3.75%, 04/01/45	2,806	2,240,979
3.80%, 09/30/47	1,837	1,443,805

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.80%, 06/01/49	$2,598	$2,017,600
4.10%, 11/15/48	2,245	1,835,132
4.15%, 06/01/32	2,010	1,969,250
4.30%, 05/15/28	950	955,873
4.50%, 03/20/27(c)	2,210	2,225,237
4.55%, 09/15/32	3,010	3,014,674
4.55%, 12/01/41	2,061	1,877,585
4.60%, 06/01/52	1,570	1,348,356
4.65%, 11/01/29	2,585	2,624,152
4.95%, 09/15/52	4,500	4,119,803
5.25%, 09/30/40	2,477	2,488,709
5.30%, 06/01/42	1,638	1,622,443
5.35%, 04/01/35(c)	1,700	1,763,835
5.35%, 10/01/52	1,400	1,359,424
5.55%, 06/15/54	3,385	3,369,004
5.65%, 11/15/33	3,260	3,469,882
5.75%, 03/15/29	1,679	1,758,138
5.80%, 04/01/55(c)	2,260	2,336,007
7.00%, 05/01/32	1,669	1,895,810
7.25%, 01/15/33	2,467	2,839,342
7.50%, 09/01/38	1,264	1,540,006
Pacific Gas and Electric Co.
2.10%, 08/01/27	4,895	4,706,309
2.50%, 02/01/31	9,138	8,173,638
3.00%, 06/15/28	4,005	3,862,297
3.25%, 06/01/31	3,995	3,688,212
3.30%, 03/15/27	2,668	2,631,969
3.30%, 12/01/27	5,307	5,198,128
3.30%, 08/01/40	4,257	3,232,585
3.50%, 08/01/50	8,820	6,042,446
3.75%, 07/01/28	4,434	4,357,486
3.75%, 08/15/42	1,863	1,422,839
3.95%, 12/01/47	4,343	3,268,608
4.00%, 12/01/46	3,049	2,305,592
4.20%, 03/01/29	3,615	3,578,802
4.20%, 06/01/41	2,217	1,836,713
4.25%, 03/15/46	2,317	1,830,991
4.30%, 03/15/45	2,909	2,342,151
4.40%, 03/01/32	2,325	2,258,501
4.45%, 04/15/42	2,016	1,686,045
4.50%, 07/01/40	8,268	7,190,590
4.55%, 07/01/30	13,354	13,255,614
4.60%, 06/15/43	1,517	1,282,184
4.65%, 08/01/28	2,318	2,328,100
4.75%, 02/15/44	3,200	2,730,919
4.95%, 07/01/50	13,682	11,754,882
5.00%, 06/04/28	3,255	3,301,197
5.05%, 10/15/32	2,020	2,023,609
5.25%, 03/01/52	3,220	2,863,187
5.45%, 06/15/27	2,374	2,413,029
5.55%, 05/15/29	4,085	4,205,684
5.70%, 03/01/35	2,855	2,932,201
5.80%, 05/15/34	4,615	4,784,692
5.90%, 06/15/32	3,015	3,155,777
5.90%, 10/01/54	3,155	3,069,501
6.00%, 08/15/35	3,225	3,382,484
6.10%, 01/15/29	3,490	3,643,104
6.10%, 10/15/55	3,440	3,436,250
6.15%, 01/15/33	3,625	3,845,687
6.15%, 03/01/55	2,855	2,871,988
6.40%, 06/15/33	4,645	5,003,272
Security	Par (000)	Value
Electric (continued)
6.70%, 04/01/53	$3,235	$3,467,370
6.75%, 01/15/53	6,820	7,359,597
6.95%, 03/15/34	3,720	4,127,884
PacifiCorp
2.70%, 09/15/30	2,605	2,408,533
2.90%, 06/15/52	5,240	3,186,969
3.30%, 03/15/51	2,904	1,919,999
3.50%, 06/15/29	2,185	2,129,962
4.10%, 02/01/42	1,903	1,576,808
4.13%, 01/15/49	2,965	2,315,973
4.15%, 02/15/50	2,677	2,087,628
5.10%, 02/15/29	3,165	3,246,956
5.25%, 06/15/35	1,184	1,202,833
5.30%, 02/15/31	3,240	3,362,936
5.35%, 12/01/53	5,040	4,637,085
5.45%, 02/15/34	4,390	4,510,237
5.50%, 05/15/54	4,220	3,974,981
5.75%, 04/01/37	1,752	1,822,750
5.80%, 01/15/55	6,420	6,253,474
6.00%, 01/15/39	2,988	3,135,855
6.10%, 08/01/36	1,565	1,683,886
6.25%, 10/15/37	2,691	2,898,077
6.35%, 07/15/38	1,420	1,528,608
7.70%, 11/15/31	1,155	1,341,379
PECO Energy Co.
2.80%, 06/15/50	800	518,698
2.85%, 09/15/51	1,700	1,096,718
3.00%, 09/15/49	1,845	1,250,046
3.05%, 03/15/51	1,270	844,000
3.70%, 09/15/47	1,751	1,372,773
3.90%, 03/01/48	2,957	2,385,463
4.15%, 10/01/44	1,385	1,182,905
4.38%, 08/15/52	1,850	1,570,416
4.60%, 05/15/52	1,800	1,595,296
4.88%, 09/15/35	2,775	2,794,052
4.90%, 06/15/33	2,557	2,617,712
5.25%, 09/15/54	2,030	1,974,546
5.65%, 09/15/55	4,285	4,402,720
5.95%, 10/01/36	1,095	1,191,002
PG&E Recovery Funding LLC
5.05%, 07/15/34	76	78,687
Series A-1, 4.84%, 06/01/35	3,399	3,455,918
Series A-2, 5.23%, 06/01/42	4,000	4,103,249
Series A-2, 5.26%, 01/15/40	825	852,956
Series A-3, 5.53%, 06/01/51	3,980	4,041,343
PG&E Wildfire Recovery Funding LLC
Series A-1, 4.02%, 06/01/33	1,950	1,941,793
Series A-2, 4.26%, 06/01/38	8,350	8,047,442
Series A-2, 4.72%, 06/01/37	2,575	2,562,519
Series A-3, 4.38%, 06/03/41	2,000	1,908,854
Series A-3, 5.08%, 06/01/43	2,300	2,285,839
Series A-4, 4.45%, 12/01/49	20,000	18,051,924
Series A-4, 5.21%, 12/01/49	2,540	2,490,379
Series A-5, 4.67%, 12/01/53	3,090	2,796,334
Series A-5, 5.10%, 06/01/54	2,030	1,942,877
Pinnacle West Capital Corp.
4.90%, 05/15/28	2,810	2,852,299
5.15%, 05/15/30	1,380	1,421,539
Potomac Electric Power Co.
4.15%, 03/15/43	3,009	2,591,648
5.20%, 03/15/34	1,800	1,858,686

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.50%, 03/15/54	$1,490	$1,487,637
6.50%, 11/15/37	1,440	1,625,698
PPL Capital Funding Inc.
4.13%, 04/15/30	2,130	2,115,369
5.25%, 09/01/34	1,605	1,644,924
PPL Electric Utilities Corp.
3.00%, 10/01/49	2,192	1,481,822
3.95%, 06/01/47	2,173	1,776,765
4.13%, 06/15/44	1,563	1,338,984
4.15%, 10/01/45	1,925	1,643,993
4.15%, 06/15/48	2,330	1,954,171
4.75%, 07/15/43	1,875	1,743,391
4.85%, 02/15/34	2,575	2,616,848
5.00%, 05/15/33	3,300	3,393,057
5.25%, 05/15/53	3,510	3,433,557
5.55%, 08/15/55	4,300	4,361,786
6.25%, 05/15/39	1,070	1,194,851
Progress Energy Inc.
6.00%, 12/01/39	2,852	3,037,731
7.00%, 10/30/31	2,005	2,252,890
7.75%, 03/01/31	2,914	3,346,540
Public Service Co. of Colorado
1.88%, 06/15/31	1,300	1,139,984
3.60%, 09/15/42	1,933	1,538,823
3.70%, 06/15/28	2,525	2,510,968
3.80%, 06/15/47	2,189	1,705,523
4.05%, 09/15/49	2,481	1,965,320
4.10%, 06/01/32	1,645	1,617,073
4.10%, 06/15/48	1,750	1,418,918
4.30%, 03/15/44	1,576	1,353,278
4.50%, 06/01/52	2,055	1,758,015
5.15%, 09/15/35	2,395	2,429,474
5.25%, 04/01/53	4,035	3,844,725
5.35%, 05/15/34	3,900	4,032,242
5.75%, 05/15/54	2,220	2,271,318
5.85%, 05/15/55	5,040	5,220,390
6.50%, 08/01/38	600	671,273
Series 17, 6.25%, 09/01/37	1,684	1,841,082
Series 34, 3.20%, 03/01/50	2,629	1,816,621
Series 35, 1.90%, 01/15/31	2,229	1,981,503
Series 36, 2.70%, 01/15/51	2,250	1,392,411
Public Service Co. of New Hampshire
3.60%, 07/01/49	1,845	1,402,612
4.40%, 07/01/28	2,250	2,271,140
5.15%, 01/15/53	1,725	1,644,824
5.35%, 10/01/33	2,675	2,798,610
Series V, 2.20%, 06/15/31	590	527,792
Public Service Co. of Oklahoma
5.20%, 01/15/35	2,385	2,415,650
5.25%, 01/15/33	2,325	2,389,572
5.45%, 01/15/36	3,935	4,034,644
Series J, 2.20%, 08/15/31	1,815	1,602,696
Series K, 3.15%, 08/15/51	640	425,983
Public Service Electric & Gas Co.
1.90%, 08/15/31	2,455	2,159,901
2.05%, 08/01/50(b)	3,050	1,678,637
2.45%, 01/15/30	2,084	1,954,139
2.70%, 05/01/50	2,015	1,278,327
3.00%, 05/15/27	2,874	2,836,302
3.00%, 03/01/51	1,280	863,856
3.10%, 03/15/32	1,204	1,116,382
Security	Par (000)	Value
Electric (continued)
3.15%, 01/01/50	$1,945	$1,366,453
3.20%, 05/15/29	1,919	1,864,777
3.20%, 08/01/49	2,545	1,801,423
3.60%, 12/01/47	2,664	2,047,993
3.65%, 09/01/28	2,683	2,658,406
3.65%, 09/01/42	1,685	1,371,015
3.70%, 05/01/28	2,274	2,259,886
3.80%, 01/01/43	1,154	951,415
3.80%, 03/01/46	2,653	2,134,746
3.85%, 05/01/49	2,622	2,073,031
3.95%, 05/01/42	1,390	1,181,086
4.05%, 05/01/48	2,711	2,233,171
4.65%, 03/15/33	1,725	1,736,891
4.85%, 08/01/34	2,325	2,348,405
4.90%, 12/15/32	2,278	2,331,746
5.05%, 03/01/35	1,180	1,207,085
5.13%, 03/15/53	985	944,627
5.20%, 08/01/33	1,280	1,330,103
5.20%, 03/01/34	1,990	2,064,928
5.30%, 08/01/54	2,315	2,269,753
5.45%, 08/01/53	1,040	1,042,781
5.45%, 03/01/54	2,190	2,192,052
5.50%, 03/01/40	1,227	1,267,703
5.80%, 05/01/37	743	798,173
Public Service Electric and Gas Co.
4.90%, 08/15/35	1,360	1,373,778
Series Q, 5.50%, 03/01/55	370	372,991
Public Service Enterprise Group Inc.
1.60%, 08/15/30	2,783	2,446,444
2.45%, 11/15/31	3,140	2,794,246
4.90%, 03/15/30	2,040	2,082,357
5.20%, 04/01/29	3,565	3,671,907
5.40%, 03/15/35	1,600	1,649,789
5.45%, 04/01/34	2,415	2,508,295
5.85%, 11/15/27	2,080	2,150,047
5.88%, 10/15/28	3,285	3,438,418
6.13%, 10/15/33	2,525	2,725,666
Puget Energy Inc.
2.38%, 06/15/28	3,905	3,718,462
4.10%, 06/15/30	2,744	2,685,388
4.22%, 03/15/32	2,304	2,212,811
5.73%, 03/15/35	955	981,512
Puget Sound Energy Inc.
2.89%, 09/15/51	2,055	1,319,089
3.25%, 09/15/49	3,353	2,336,582
4.22%, 06/15/48	3,870	3,199,295
4.30%, 05/20/45	2,352	1,963,151
5.33%, 06/15/34	1,845	1,905,689
5.45%, 06/01/53	670	658,331
5.60%, 09/15/55	3,250	3,249,363
5.64%, 04/15/41	840	850,868
5.69%, 06/15/54	1,785	1,828,590
5.76%, 10/01/39	1,560	1,637,092
5.80%, 03/15/40	1,375	1,430,023
6.27%, 03/15/37	1,125	1,235,893
San Diego Gas & Electric Co.
3.70%, 03/15/52	2,260	1,673,130
4.15%, 05/15/48	2,200	1,794,593
4.50%, 08/15/40	1,633	1,510,934
4.95%, 08/15/28	3,617	3,700,584
5.35%, 04/01/53	3,725	3,598,612

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.40%, 04/15/35	$2,290	$2,376,218
5.55%, 04/15/54	2,895	2,877,284
6.00%, 06/01/39	1,050	1,137,922
Series RRR, 3.75%, 06/01/47	2,595	2,007,141
Series TTT, 4.10%, 06/15/49	2,124	1,710,470
Series UUU, 3.32%, 04/15/50	2,291	1,610,487
Series VVV, 1.70%, 10/01/30	4,579	4,049,243
Series WWW, 2.95%, 08/15/51	3,970	2,595,537
Series XXX, 3.00%, 03/15/32	2,355	2,160,909
Sempra
3.25%, 06/15/27	4,103	4,035,334
3.40%, 02/01/28	5,127	5,031,582
3.70%, 04/01/29	3,128	3,070,860
3.80%, 02/01/38	4,602	3,954,587
4.00%, 02/01/48	3,507	2,718,046
4.13%, 04/01/52, (5-year CMT + 2.87%)(a)	4,290	4,194,758
5.50%, 08/01/33	3,360	3,511,647
6.00%, 10/15/39	3,350	3,502,476
6.40%, 10/01/54, (5-year CMT + 2.63%)(a)	1,595	1,640,809
6.55%, 04/01/55, (5-year CMT + 2.14%)(a)	155	158,516
6.63%, 04/01/55, (5-year CMT + 2.35%)(a)	15	15,255
6.88%, 10/01/54, (5-year CMT + 2.79%)(a)	1,870	1,935,989
Sierra Pacific Power Co.
5.90%, 03/15/54	2,380	2,424,974
6.20%, 12/15/55, (5-year CMT + 2.55%)(a)	1,525	1,526,415
Southern California Edison Co.
2.25%, 06/01/30	3,092	2,786,308
2.75%, 02/01/32	3,475	3,074,813
2.85%, 08/01/29	2,558	2,408,978
3.45%, 02/01/52	2,800	1,883,881
3.65%, 02/01/50	5,779	4,077,872
4.00%, 04/01/47	7,689	5,860,598
4.05%, 03/15/42	2,562	2,064,693
4.50%, 09/01/40	2,680	2,364,735
4.65%, 10/01/43	3,738	3,205,186
4.88%, 02/01/27	3,290	3,307,138
5.15%, 06/01/29	2,700	2,750,619
5.20%, 06/01/34	3,570	3,575,864
5.25%, 03/15/30	2,975	3,041,868
5.30%, 03/01/28	2,145	2,185,386
5.45%, 06/01/31	2,295	2,366,094
5.45%, 03/01/35	3,200	3,241,209
5.50%, 03/15/40	2,138	2,100,632
5.63%, 02/01/36	1,589	1,610,141
5.65%, 10/01/28	1,715	1,772,917
5.70%, 03/01/53	1,755	1,661,939
5.75%, 04/15/54	2,005	1,912,733
5.85%, 11/01/27	3,070	3,148,131
5.88%, 12/01/53	2,990	2,906,575
5.90%, 03/01/55	2,550	2,501,667
5.95%, 11/01/32	2,539	2,677,726
6.00%, 01/15/34	3,199	3,352,481
6.05%, 03/15/39	2,200	2,266,264
6.20%, 09/15/55	2,675	2,731,876
6.65%, 04/01/29	2,025	2,136,351
Series 04-G, 5.75%, 04/01/35	1,359	1,403,206
Series 05-E, 5.35%, 07/15/35	1,511	1,516,357
Series 06-E, 5.55%, 01/15/37	1,730	1,741,648
Series 08-A, 5.95%, 02/01/38	2,357	2,417,126
Series 13-A, 3.90%, 03/15/43	2,374	1,855,253
Series 20A, 2.95%, 02/01/51	2,430	1,499,331
Security	Par (000)	Value
Electric (continued)
Series A, 4.20%, 03/01/29	$3,848	$3,807,230
Series B, 3.65%, 03/01/28	2,452	2,415,372
Series B, 4.88%, 03/01/49	3,081	2,632,114
Series C, 3.60%, 02/01/45	2,010	1,470,080
Series C, 4.13%, 03/01/48	6,072	4,700,087
Series D, 4.70%, 06/01/27	3,527	3,542,508
Series E, 5.45%, 06/01/52	1,889	1,737,042
Series G, 2.50%, 06/01/31	3,607	3,209,145
Series H, 3.65%, 06/01/51	2,517	1,760,116
Southern Co. (The)
4.25%, 07/01/36	2,600	2,434,850
4.40%, 07/01/46	8,891	7,625,219
4.85%, 06/15/28	3,110	3,164,972
4.85%, 03/15/35	3,430	3,396,320
5.11%, 08/01/27	3,450	3,503,827
5.20%, 06/15/33	3,805	3,913,483
5.50%, 03/15/29	4,710	4,897,449
5.70%, 10/15/32	2,595	2,753,020
5.70%, 03/15/34	4,060	4,286,547
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(a)	260	278,296
Series 21-B, 1.75%, 03/15/28	2,080	1,968,206
Series A, 3.70%, 04/30/30	4,910	4,798,366
Southern Power Co.
5.15%, 09/15/41	2,698	2,612,648
5.25%, 07/15/43	1,415	1,363,310
Series A, 4.25%, 10/01/30	2,150	2,138,335
Series B, 4.90%, 10/01/35	2,150	2,124,954
Series F, 4.95%, 12/15/46	1,905	1,718,075
Southwestern Electric Power Co.
3.25%, 11/01/51	3,305	2,223,197
5.30%, 04/01/33	1,520	1,553,235
6.20%, 03/15/40	1,669	1,775,062
Series J, 3.90%, 04/01/45	1,720	1,346,818
Series L, 3.85%, 02/01/48	2,333	1,764,481
Series M, 4.10%, 09/15/28	2,615	2,608,454
Southwestern Public Service Co.
3.40%, 08/15/46	2,068	1,491,487
3.70%, 08/15/47	2,230	1,697,150
3.75%, 06/15/49	2,028	1,524,350
4.50%, 08/15/41	2,141	1,935,054
5.30%, 05/15/35	2,250	2,306,714
6.00%, 06/01/54	2,860	2,980,261
Series 6, 4.40%, 11/15/48	1,368	1,145,364
Series 8, 3.15%, 05/01/50	2,333	1,567,949
System Energy Resources Inc.
5.30%, 12/15/34	2,160	2,180,138
6.00%, 04/15/28	1,675	1,738,681
Tampa Electric Co.
2.40%, 03/15/31	2,114	1,917,236
3.45%, 03/15/51	1,675	1,203,972
3.63%, 06/15/50	2,251	1,663,476
4.10%, 06/15/42	2,233	1,904,526
4.30%, 06/15/48	1,854	1,562,647
4.35%, 05/15/44	1,685	1,449,242
4.45%, 06/15/49	2,379	2,023,784
4.90%, 03/01/29	2,560	2,617,332
5.00%, 07/15/52	1,465	1,344,228
5.15%, 03/01/35	2,425	2,462,776
Toledo Edison Co. (The), 6.15%, 05/15/37	1,179	1,287,874

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Tucson Electric Power Co.
1.50%, 08/01/30	$4,256	$3,757,157
3.25%, 05/15/32	1,423	1,316,869
3.25%, 05/01/51	1,610	1,093,938
4.00%, 06/15/50	2,542	1,964,515
4.85%, 12/01/48	1,552	1,389,463
5.20%, 09/15/34	1,920	1,960,988
5.50%, 04/15/53	2,425	2,370,312
5.90%, 04/15/55	2,185	2,241,569
Union Electric Co.
2.15%, 03/15/32	2,660	2,322,512
2.63%, 03/15/51	2,406	1,484,874
2.95%, 06/15/27	2,833	2,793,197
2.95%, 03/15/30	2,969	2,827,279
3.25%, 10/01/49	1,846	1,288,345
3.50%, 03/15/29	2,971	2,912,728
3.65%, 04/15/45	2,175	1,714,752
3.90%, 09/15/42	2,180	1,823,404
3.90%, 04/01/52	1,780	1,397,321
4.00%, 04/01/48	2,060	1,656,540
5.13%, 03/15/55	1,700	1,609,993
5.20%, 04/01/34	2,240	2,314,803
5.25%, 04/15/35	2,355	2,433,148
5.25%, 01/15/54	1,770	1,701,362
5.30%, 08/01/37	1,055	1,075,035
5.45%, 03/15/53	2,315	2,278,093
8.45%, 03/15/39	1,373	1,787,424
Virginia Electric & Power Co.
2.30%, 11/15/31	2,729	2,416,700
2.40%, 03/30/32	1,525	1,351,152
2.45%, 12/15/50	4,542	2,663,516
2.95%, 11/15/51	4,195	2,709,834
3.30%, 12/01/49	2,955	2,062,026
4.00%, 01/15/43	2,520	2,113,961
4.45%, 02/15/44	2,690	2,366,216
4.60%, 12/01/48	2,765	2,421,199
5.00%, 04/01/33	3,580	3,654,833
5.00%, 01/15/34	2,745	2,784,268
5.05%, 08/15/34	2,760	2,800,685
5.15%, 03/15/35	2,390	2,436,334
5.30%, 08/15/33(b)	1,925	1,997,723
5.35%, 01/15/54	2,255	2,174,090
5.45%, 04/01/53	3,396	3,315,617
5.55%, 08/15/54	1,835	1,820,934
5.65%, 03/15/55	1,810	1,820,226
5.70%, 08/15/53	2,770	2,809,956
6.35%, 11/30/37	2,217	2,457,125
8.88%, 11/15/38	2,833	3,815,455
Series A, 2.88%, 07/15/29	2,952	2,821,333
Series A, 3.50%, 03/15/27	4,202	4,172,296
Series A, 3.80%, 04/01/28	3,855	3,835,869
Series A, 6.00%, 05/15/37	2,642	2,856,172
Series B, 2.95%, 11/15/26	2,610	2,581,590
Series B, 3.75%, 05/15/27	2,579	2,567,468
Series B, 3.80%, 09/15/47	2,592	2,020,362
Series B, 4.20%, 05/15/45	1,682	1,415,841
Series B, 6.00%, 01/15/36	2,124	2,293,047
Series C, 4.00%, 11/15/46	2,410	1,949,147
Series C, 4.63%, 05/15/52	2,920	2,529,693
Series D, 4.65%, 08/15/43	2,690	2,440,615
Security	Par (000)	Value
Electric (continued)
Virginia Electric and Power Co.
Series C, 4.90%, 09/15/35	$3,300	$3,290,191
Series D, 5.60%, 09/15/55	5,150	5,163,943
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/33	6,000	6,155,839
WEC Energy Group Inc.
1.38%, 10/15/27	2,934	2,785,640
1.80%, 10/15/30	860	761,576
2.20%, 12/15/28	1,547	1,457,859
4.75%, 01/15/28	2,480	2,511,435
5.15%, 10/01/27	2,555	2,602,058
Wisconsin Electric Power Co.
1.70%, 06/15/28	2,105	1,988,689
4.15%, 10/15/30	2,145	2,138,274
4.30%, 10/15/48	2,195	1,872,080
4.60%, 10/01/34	1,790	1,784,972
4.75%, 09/30/32	2,400	2,451,892
5.00%, 05/15/29	1,780	1,828,872
5.05%, 10/01/54	1,260	1,190,828
5.63%, 05/15/33	1,390	1,491,255
5.70%, 12/01/36	770	825,287
Wisconsin Power and Light Co.
1.95%, 09/16/31	2,920	2,536,739
3.00%, 07/01/29	3,023	2,901,068
3.05%, 10/15/27	1,940	1,904,491
3.65%, 04/01/50	2,255	1,669,655
3.95%, 09/01/32	2,665	2,563,302
4.95%, 04/01/33	2,080	2,113,263
5.38%, 03/30/34	2,080	2,154,262
6.38%, 08/15/37	760	837,817
Wisconsin Public Service Corp.
2.85%, 12/01/51	2,635	1,689,868
3.30%, 09/01/49	1,935	1,373,363
3.67%, 12/01/42	2,070	1,667,693
4.55%, 12/01/29	1,095	1,112,196
4.75%, 11/01/44	2,403	2,200,750
Xcel Energy Inc.
1.75%, 03/15/27	370	358,091
2.35%, 11/15/31	1,590	1,407,024
2.60%, 12/01/29	3,501	3,276,717
3.35%, 12/01/26	3,307	3,280,611
3.40%, 06/01/30	2,915	2,799,037
3.50%, 12/01/49	2,435	1,762,465
4.00%, 06/15/28	3,809	3,800,155
4.60%, 06/01/32	3,325	3,302,418
4.75%, 03/21/28	1,440	1,458,463
5.45%, 08/15/33	3,505	3,636,727
5.50%, 03/15/34	3,935	4,074,706
5.60%, 04/15/35	2,290	2,379,069
6.50%, 07/01/36	1,469	1,630,771
		3,021,417,237
Electrical Components & Equipment — 0.0%
ABB Finance USA Inc.
3.80%, 04/03/28	1,090	1,094,217
4.38%, 05/08/42	580	525,362
Acuity Brands Lighting Inc., 2.15%, 12/15/30	2,291	2,057,189
Emerson Electric Co.
1.80%, 10/15/27	3,486	3,353,312
1.95%, 10/15/30	2,406	2,172,884
2.00%, 12/21/28	4,862	4,583,721
2.20%, 12/21/31	3,991	3,546,244

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment (continued)
2.75%, 10/15/50	$2,308	$1,505,923
2.80%, 12/21/51	4,495	2,926,883
5.00%, 03/15/35	1,155	1,187,216
5.25%, 11/15/39	2,215	2,265,052
		25,218,003
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	3,321	3,213,260
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	2,817	2,783,162
5.41%, 07/01/32	2,300	2,390,921
5.60%, 05/29/34	1,970	2,061,050
Amphenol Corp.
2.20%, 09/15/31	4,175	3,710,589
2.80%, 02/15/30	5,267	4,983,138
3.80%, 11/15/27	3,845	3,833,960
3.90%, 11/15/28	1,770	1,761,893
4.13%, 11/15/30	3,580	3,551,863
4.35%, 06/01/29	3,291	3,318,474
4.38%, 06/12/28	1,940	1,955,956
4.40%, 02/15/33	4,585	4,535,745
4.63%, 02/15/36	6,250	6,142,480
5.00%, 01/15/35	2,660	2,715,258
5.05%, 04/05/27	2,535	2,571,786
5.05%, 04/05/29	2,665	2,742,504
5.25%, 04/05/34	1,945	2,023,850
5.30%, 11/15/55	5,455	5,306,628
5.38%, 11/15/54	1,420	1,406,541
Arrow Electronics Inc.
2.95%, 02/15/32	3,103	2,777,729
3.88%, 01/12/28	3,310	3,277,858
5.15%, 08/21/29	2,345	2,395,269
5.88%, 04/10/34	2,425	2,531,099
Avnet Inc.
3.00%, 05/15/31	2,061	1,866,679
5.50%, 06/01/32	1,825	1,854,526
6.25%, 03/15/28	2,350	2,439,951
Flex Ltd.
4.88%, 06/15/29	3,556	3,598,412
4.88%, 05/12/30	3,169	3,207,019
5.25%, 01/15/32	2,790	2,859,992
6.00%, 01/15/28	2,640	2,726,607
Fortive Corp., 4.30%, 06/15/46	2,460	2,070,059
Honeywell International Inc.
1.10%, 03/01/27	4,744	4,565,505
1.75%, 09/01/31	6,620	5,746,053
1.95%, 06/01/30	4,451	4,037,561
2.50%, 11/01/26	7,972	7,860,280
2.70%, 08/15/29	4,275	4,072,123
2.80%, 06/01/50	5,635	3,688,962
3.81%, 11/21/47	2,445	1,948,433
4.25%, 01/15/29	4,310	4,330,759
4.50%, 01/15/34	4,295	4,259,209
4.65%, 07/30/27	3,815	3,859,852
4.70%, 02/01/30	3,815	3,890,362
4.75%, 02/01/32	2,980	3,034,043
4.88%, 09/01/29	3,590	3,696,300
4.95%, 02/15/28	3,990	4,073,465
4.95%, 09/01/31	2,785	2,879,211
5.00%, 02/15/33	5,085	5,232,694
5.00%, 03/01/35	6,220	6,340,643
5.25%, 03/01/54	5,325	5,092,988
Security	Par (000)	Value
Electronics (continued)
5.35%, 03/01/64	$2,930	$2,843,124
5.38%, 03/01/41	1,775	1,839,016
5.70%, 03/15/36	2,419	2,581,723
5.70%, 03/15/37	2,285	2,444,692
Hubbell Inc.
2.30%, 03/15/31	1,165	1,051,264
3.15%, 08/15/27	2,557	2,512,777
3.50%, 02/15/28	3,194	3,156,886
Jabil Inc.
3.00%, 01/15/31	3,331	3,076,361
3.60%, 01/15/30	3,021	2,918,432
3.95%, 01/12/28	3,940	3,919,077
4.25%, 05/15/27	2,345	2,345,909
5.45%, 02/01/29	1,435	1,479,906
Keysight Technologies Inc.
3.00%, 10/30/29	4,679	4,452,319
4.60%, 04/06/27	5,298	5,322,123
4.95%, 10/15/34	1,155	1,163,230
5.35%, 07/30/30	925	960,052
TD SYNNEX Corp.
2.38%, 08/09/28	2,790	2,644,951
2.65%, 08/09/31	3,321	2,962,388
4.30%, 01/17/29	2,215	2,210,171
5.30%, 10/10/35	1,815	1,811,706
6.10%, 04/12/34	1,750	1,847,062
Trimble Inc.
4.90%, 06/15/28	3,649	3,708,053
6.10%, 03/15/33	1,555	1,666,673
Tyco Electronics Group SA
2.50%, 02/04/32	1,955	1,753,005
3.13%, 08/15/27	3,930	3,876,283
4.50%, 02/09/31	2,125	2,144,627
4.63%, 02/01/30	2,295	2,333,413
5.00%, 05/09/35	1,440	1,459,026
7.13%, 10/01/37	2,206	2,616,951
Vontier Corp.
2.40%, 04/01/28	3,366	3,208,825
2.95%, 04/01/31	3,174	2,887,061
		250,419,787
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33	4,005	4,215,233
6.35%, 08/18/28	4,342	4,577,158
MasTec Inc., 5.90%, 06/15/29	970	1,014,064
		9,806,455
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52(b)	2,193	1,760,285
Republic Services Inc.
1.45%, 02/15/31	3,833	3,329,174
1.75%, 02/15/32	3,195	2,743,380
2.30%, 03/01/30	3,275	3,033,581
2.38%, 03/15/33	3,565	3,106,771
3.05%, 03/01/50	3,325	2,308,473
3.38%, 11/15/27	3,270	3,233,568
3.95%, 05/15/28	4,441	4,437,618
4.75%, 07/15/30	1,680	1,721,609
4.88%, 04/01/29	3,295	3,377,250
5.00%, 11/15/29	2,210	2,287,213
5.00%, 12/15/33	2,745	2,833,109

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
5.00%, 04/01/34	$3,415	$3,508,288
5.15%, 03/15/35	1,815	1,876,272
5.20%, 11/15/34	2,235	2,320,047
5.70%, 05/15/41	2,006	2,111,577
6.20%, 03/01/40	1,075	1,188,851
Veralto Corp.
5.35%, 09/18/28	3,600	3,718,821
5.45%, 09/18/33	1,970	2,062,582
Waste Connections Inc.
2.20%, 01/15/32	3,123	2,749,390
2.60%, 02/01/30	3,297	3,105,039
2.95%, 01/15/52	2,095	1,378,463
3.05%, 04/01/50	3,431	2,328,225
3.20%, 06/01/32	2,230	2,071,622
3.50%, 05/01/29	2,976	2,925,538
4.20%, 01/15/33	3,055	2,997,092
4.25%, 12/01/28	2,997	3,014,847
5.00%, 03/01/34	3,230	3,297,811
5.25%, 09/01/35	2,925	3,015,736
Waste Management Inc.
1.15%, 03/15/28	2,520	2,363,495
1.50%, 03/15/31	3,368	2,924,013
2.00%, 06/01/29	2,755	2,568,265
2.50%, 11/15/50	2,437	1,486,254
2.95%, 06/01/41	2,895	2,204,600
3.15%, 11/15/27	4,273	4,207,150
3.88%, 01/15/29	740	735,467
4.10%, 03/01/45	1,110	942,282
4.15%, 04/15/32	2,740	2,706,417
4.15%, 07/15/49	3,152	2,641,082
4.50%, 03/15/28	4,770	4,824,214
4.63%, 02/15/30	4,130	4,202,015
4.63%, 02/15/33	2,395	2,421,959
4.65%, 03/15/30	3,625	3,692,389
4.80%, 03/15/32	4,400	4,496,899
4.88%, 02/15/29	3,725	3,820,869
4.88%, 02/15/34	5,610	5,725,977
4.95%, 07/03/27	2,320	2,357,838
4.95%, 07/03/31	2,230	2,306,609
4.95%, 03/15/35	6,685	6,789,633
5.35%, 10/15/54	5,730	5,649,882
		146,909,541
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	4,356	4,732,023
Campbell's Co. (The)
2.38%, 04/24/30	3,838	3,512,448
3.13%, 04/24/50	2,245	1,499,832
4.15%, 03/15/28	5,542	5,536,706
4.75%, 03/23/35	2,865	2,777,926
4.80%, 03/15/48	3,730	3,311,999
5.20%, 03/19/27	2,665	2,702,008
5.20%, 03/21/29	2,615	2,683,695
5.25%, 10/13/54	2,045	1,910,976
5.40%, 03/21/34	3,070	3,146,996
Conagra Brands Inc.
1.38%, 11/01/27	4,743	4,478,564
4.85%, 11/01/28	4,990	5,044,090
5.00%, 08/01/30	2,365	2,394,942
5.30%, 11/01/38	5,001	4,793,774
5.40%, 11/01/48	4,853	4,422,399
5.75%, 08/01/35	2,345	2,398,557
Security	Par (000)	Value
Food (continued)
7.00%, 10/01/28	$3,589	$3,839,329
8.25%, 09/15/30	1,852	2,130,205
Flowers Foods Inc.
2.40%, 03/15/31	2,810	2,492,897
5.75%, 03/15/35	30	30,360
6.20%, 03/15/55	770	751,887
General Mills Inc.
2.25%, 10/14/31	3,112	2,753,125
2.88%, 04/15/30	3,804	3,583,980
3.00%, 02/01/51	1,934	1,272,205
3.20%, 02/10/27	4,217	4,170,378
4.15%, 02/15/43	1,340	1,125,549
4.20%, 04/17/28	7,973	7,978,171
4.70%, 01/30/27	3,025	3,048,210
4.70%, 04/17/48	1,870	1,664,965
4.88%, 01/30/30	4,110	4,195,769
4.95%, 03/29/33	4,646	4,712,631
5.25%, 01/30/35(b)	2,530	2,577,896
5.40%, 06/15/40	2,397	2,399,852
5.50%, 10/17/28	2,135	2,213,225
Hershey Co. (The)
1.70%, 06/01/30	2,682	2,406,267
2.45%, 11/15/29	2,748	2,586,248
2.65%, 06/01/50	1,105	697,308
3.13%, 11/15/49	2,104	1,464,089
3.38%, 08/15/46	1,715	1,291,892
4.25%, 05/04/28	2,295	2,316,951
4.50%, 05/04/33	2,075	2,086,089
4.55%, 02/24/28	1,425	1,448,086
4.75%, 02/24/30	2,740	2,802,359
4.95%, 02/24/32	2,375	2,453,007
5.10%, 02/24/35	2,525	2,601,209
Hormel Foods Corp.
1.70%, 06/03/28	6,275	5,930,929
1.80%, 06/11/30	3,417	3,072,748
3.05%, 06/03/51	2,780	1,877,851
4.80%, 03/30/27	4,190	4,235,578
Ingredion Inc.
2.90%, 06/01/30	3,724	3,490,250
3.90%, 06/01/50	2,490	1,882,742
J M Smucker Co. (The)
2.13%, 03/15/32	2,340	2,015,735
2.38%, 03/15/30	3,110	2,882,711
3.38%, 12/15/27	3,935	3,882,079
4.25%, 03/15/35	3,222	3,044,874
4.38%, 03/15/45	3,416	2,877,727
5.90%, 11/15/28	4,595	4,816,392
6.20%, 11/15/33	4,565	4,950,051
6.50%, 11/15/43	3,930	4,273,128
6.50%, 11/15/53(b)	3,100	3,437,674
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.
3.00%, 02/02/29	1,400	1,341,939
3.75%, 12/01/31	1,915	1,808,672
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co.
3.00%, 05/15/32	4,736	4,238,453
3.63%, 01/15/32	2,055	1,921,307
4.38%, 02/02/52	4,130	3,241,995
5.50%, 01/15/36(c)	4,950	5,015,679
5.75%, 04/01/33	7,174	7,475,645

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
6.25%, 03/01/56(c)	$5,890	$5,927,214
6.38%, 04/15/66(c)	5,480	5,561,626
6.50%, 12/01/52	7,244	7,518,511
6.75%, 03/15/34	7,421	8,188,449
7.25%, 11/15/53	4,565	5,161,043
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(c)	2,690	2,768,884
Kellanova
2.10%, 06/01/30	2,360	2,145,750
3.40%, 11/15/27	3,337	3,298,523
4.30%, 05/15/28	3,549	3,573,281
4.50%, 04/01/46	2,859	2,527,191
5.25%, 03/01/33	1,405	1,453,374
5.75%, 05/16/54	1,680	1,721,034
Series B, 7.45%, 04/01/31	3,552	4,078,189
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	1,885	1,964,782
Kraft Heinz Foods Co.
3.75%, 04/01/30	3,905	3,797,235
3.88%, 05/15/27	7,715	7,678,979
4.25%, 03/01/31	2,797	2,755,147
4.38%, 06/01/46	11,790	9,835,310
4.63%, 01/30/29	1,960	1,980,385
4.63%, 10/01/39	2,405	2,189,652
4.88%, 10/01/49	5,955	5,214,849
5.00%, 07/15/35	3,350	3,332,470
5.00%, 06/04/42	6,576	6,064,992
5.20%, 03/15/32	2,245	2,302,165
5.20%, 07/15/45	7,070	6,551,533
5.40%, 03/15/35(b)	2,265	2,319,664
5.50%, 06/01/50	3,320	3,146,235
6.50%, 02/09/40	3,010	3,263,035
6.75%, 03/15/32(b)	1,635	1,809,584
6.88%, 01/26/39	3,960	4,407,158
Kroger Co. (The)
1.70%, 01/15/31	2,645	2,318,507
2.20%, 05/01/30	2,533	2,323,233
3.70%, 08/01/27	4,800	4,777,903
3.88%, 10/15/46	2,376	1,864,427
3.95%, 01/15/50	3,546	2,762,898
4.45%, 02/01/47	4,836	4,142,850
4.50%, 01/15/29	4,646	4,696,666
4.65%, 01/15/48	2,534	2,209,704
5.00%, 09/15/34	9,010	9,084,779
5.00%, 04/15/42	2,221	2,113,821
5.15%, 08/01/43	2,500	2,380,825
5.40%, 07/15/40	1,633	1,640,373
5.40%, 01/15/49	3,057	2,977,172
5.50%, 09/15/54	6,555	6,373,531
5.65%, 09/15/64	6,275	6,122,313
6.90%, 04/15/38	3,105	3,558,403
7.50%, 04/01/31	2,278	2,605,225
McCormick & Co. Inc./MD
1.85%, 02/15/31	3,193	2,805,969
2.50%, 04/15/30	3,110	2,879,877
3.40%, 08/15/27	5,440	5,374,705
4.20%, 08/15/47	2,000	1,641,314
4.70%, 10/15/34	2,110	2,072,912
4.95%, 04/15/33	2,590	2,630,024
Mondelez International Inc.
1.50%, 02/04/31	3,186	2,761,036
Security	Par (000)	Value
Food (continued)
1.88%, 10/15/32(b)	$3,129	$2,676,208
2.63%, 03/17/27	3,310	3,246,977
2.63%, 09/04/50(b)	5,290	3,210,037
2.75%, 04/13/30	4,143	3,888,255
3.00%, 03/17/32	1,405	1,283,480
4.13%, 05/07/28	1,675	1,675,355
4.25%, 05/06/28	1,830	1,836,318
4.50%, 05/06/30	1,950	1,964,401
4.75%, 02/20/29	2,870	2,929,847
4.75%, 08/28/34(b)	2,400	2,394,250
5.13%, 05/06/35	1,610	1,645,347
Pilgrim's Pride Corp.
3.50%, 03/01/32	5,875	5,379,671
4.25%, 04/15/31	6,300	6,098,547
6.25%, 07/01/33	4,115	4,388,065
6.88%, 05/15/34	3,825	4,239,087
Sysco Corp.
2.40%, 02/15/30	2,504	2,320,769
2.45%, 12/14/31	2,590	2,307,681
3.15%, 12/14/51	1,805	1,208,878
3.25%, 07/15/27	5,415	5,343,061
3.30%, 02/15/50	2,319	1,623,388
4.45%, 03/15/48	2,403	2,053,315
4.50%, 04/01/46	2,695	2,334,420
4.85%, 10/01/45	2,925	2,670,139
5.10%, 09/23/30	5,245	5,407,282
5.38%, 09/21/35	2,004	2,065,626
5.40%, 03/23/35	2,210	2,285,919
5.75%, 01/17/29	3,160	3,304,995
5.95%, 04/01/30	4,633	4,912,163
6.00%, 01/17/34	2,366	2,563,789
6.60%, 04/01/40	1,445	1,615,115
6.60%, 04/01/50	5,917	6,557,617
Tyson Foods Inc.
3.55%, 06/02/27	8,479	8,393,808
4.35%, 03/01/29	4,729	4,733,673
4.55%, 06/02/47	3,161	2,714,501
4.88%, 08/15/34	3,056	3,041,766
5.10%, 09/28/48	6,855	6,322,790
5.15%, 08/15/44	2,446	2,311,368
5.40%, 03/15/29	3,370	3,477,846
5.70%, 03/15/34	3,420	3,595,406
		540,831,104
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	2,848	2,823,361
5.50%, 11/02/47	1,850	1,706,697
Georgia-Pacific LLC
7.75%, 11/15/29	3,723	4,219,819
8.88%, 05/15/31	2,415	2,935,530
International Paper Co.
4.35%, 08/15/48	3,576	2,943,142
4.40%, 08/15/47	3,203	2,675,747
4.80%, 06/15/44	3,140	2,814,615
5.00%, 09/15/35	2,215	2,225,099
5.15%, 05/15/46	2,180	2,036,876
6.00%, 11/15/41	2,791	2,902,795
7.30%, 11/15/39	1,380	1,614,139
Suzano Austria GmbH
2.50%, 09/15/28	2,644	2,505,259
3.13%, 01/15/32	4,867	4,359,643

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper (continued)
3.75%, 01/15/31	$4,476	$4,228,695
5.00%, 01/15/30	4,756	4,788,059
6.00%, 01/15/29	7,902	8,161,786
Suzano Netherlands BV, 5.50%, 01/15/36	1,150	1,145,143
		54,086,405
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31	2,840	2,476,067
2.63%, 09/15/29	2,991	2,830,317
2.85%, 02/15/52	2,828	1,815,586
3.00%, 06/15/27	3,415	3,367,967
3.38%, 09/15/49	3,172	2,306,118
4.13%, 10/15/44	3,201	2,735,027
4.13%, 03/15/49	3,139	2,576,289
4.15%, 01/15/43	3,164	2,740,066
4.30%, 10/01/48	2,308	1,963,117
5.00%, 12/15/54	725	674,540
5.45%, 10/15/32	635	671,073
5.45%, 01/15/56	2,980	2,956,318
5.50%, 06/15/41	2,686	2,778,678
5.75%, 10/15/52	2,395	2,473,888
5.90%, 11/15/33	3,815	4,134,626
6.20%, 11/15/53	1,685	1,856,292
Series ., 5.20%, 08/15/35	1,795	1,846,336
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	3,305	2,935,569
4.00%, 04/01/28	2,133	2,127,585
4.40%, 07/01/32	2,205	2,185,212
5.25%, 03/01/28	5,327	5,459,856
5.40%, 07/01/34	1,645	1,704,463
5.85%, 01/15/41	1,478	1,542,228
National Fuel Gas Co.
2.95%, 03/01/31	1,975	1,797,455
3.95%, 09/15/27	1,089	1,082,115
4.75%, 09/01/28	2,253	2,269,576
5.50%, 03/15/30	1,355	1,399,601
5.95%, 03/15/35	1,035	1,079,500
NiSource Inc.
1.70%, 02/15/31	5,250	4,571,671
2.95%, 09/01/29	4,234	4,046,492
3.49%, 05/15/27	5,264	5,217,661
3.60%, 05/01/30	5,458	5,290,922
3.95%, 03/30/48	3,546	2,829,196
4.38%, 05/15/47	4,671	3,952,251
4.80%, 02/15/44	3,474	3,165,919
5.00%, 06/15/52	2,260	2,050,678
5.20%, 07/01/29	2,620	2,704,785
5.25%, 03/30/28	3,841	3,935,039
5.25%, 02/15/43	2,399	2,335,436
5.35%, 04/01/34	3,130	3,221,419
5.35%, 07/15/35	4,360	4,446,080
5.40%, 06/30/33	1,623	1,682,642
5.65%, 02/01/45	2,542	2,544,525
5.85%, 04/01/55	6,275	6,402,648
5.95%, 06/15/41	1,895	1,988,548
6.95%, 11/30/54, (5-year CMT + 2.45%)(a)	1,040	1,086,112
ONE Gas Inc.
2.00%, 05/15/30	1,167	1,065,291
4.25%, 09/01/32	1,055	1,044,042
4.50%, 11/01/48	2,070	1,792,821
4.66%, 02/01/44	1,908	1,731,469
Security	Par (000)	Value
Gas (continued)
5.10%, 04/01/29	$2,975	$3,064,617
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	2,310	2,097,188
3.35%, 06/01/50	2,275	1,600,444
3.50%, 06/01/29	3,374	3,295,075
3.64%, 11/01/46	2,032	1,538,397
4.65%, 08/01/43	1,615	1,476,436
5.05%, 05/15/52	2,038	1,853,699
5.10%, 02/15/35	1,465	1,494,809
5.40%, 06/15/33	1,739	1,806,946
Southern California Gas Co.
2.95%, 04/15/27	4,415	4,346,147
3.75%, 09/15/42	1,645	1,335,083
5.05%, 09/01/34	3,250	3,311,256
5.13%, 11/15/40	1,515	1,495,915
5.20%, 06/01/33	2,990	3,091,680
5.45%, 06/15/35	4,005	4,166,019
5.60%, 04/01/54	2,345	2,364,111
5.75%, 06/01/53	2,420	2,462,013
6.00%, 06/15/55	4,274	4,490,320
6.35%, 11/15/52	2,750	3,020,700
Series UU, 4.13%, 06/01/48	2,044	1,658,471
Series VV, 4.30%, 01/15/49	2,700	2,249,470
Series WW, 3.95%, 02/15/50	1,607	1,253,475
Series XX, 2.55%, 02/01/30	3,848	3,603,678
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	2,827	2,264,105
4.40%, 06/01/43	2,430	2,104,074
4.40%, 05/30/47	2,403	2,033,816
4.95%, 09/15/34	1,995	2,003,821
5.15%, 09/15/32	2,885	2,965,078
5.75%, 09/15/33	2,728	2,889,678
5.88%, 03/15/41	3,100	3,243,141
Series 2020-A, 1.75%, 01/15/31	3,109	2,728,470
Series 21A, 3.15%, 09/30/51	2,145	1,408,307
Series A, 4.05%, 09/15/28	1,000	998,100
Series B, 5.10%, 09/15/35	1,275	1,282,741
Southwest Gas Corp.
2.20%, 06/15/30	1,757	1,600,446
3.18%, 08/15/51	1,965	1,373,044
3.70%, 04/01/28	1,783	1,761,818
3.80%, 09/29/46	1,451	1,117,030
4.05%, 03/15/32	2,712	2,612,671
4.15%, 06/01/49	1,439	1,170,908
5.45%, 03/23/28	2,010	2,063,863
5.80%, 12/01/27	1,970	2,031,425
Spire Missouri Inc.
3.30%, 06/01/51	540	374,981
4.80%, 02/15/33	1,520	1,532,388
Series 2034, 5.15%, 08/15/34	1,320	1,361,839
Washington Gas Light Co.
3.65%, 09/15/49	2,635	1,938,909
Series K, 3.80%, 09/15/46	2,436	1,886,302
		232,714,016
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31	1,645	1,510,376
4.63%, 06/15/28	1,280	1,288,616
Snap-on Inc.
3.10%, 05/01/50	2,464	1,715,060
3.25%, 03/01/27	2,375	2,350,572

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools (continued)
4.10%, 03/01/48	$1,735	$1,448,749
Stanley Black & Decker Inc.
2.30%, 03/15/30	4,380	3,988,307
2.75%, 11/15/50(b)	4,210	2,507,989
3.00%, 05/15/32	2,197	1,974,544
4.25%, 11/15/28	2,346	2,343,125
4.85%, 11/15/48	2,557	2,237,763
5.20%, 09/01/40	1,338	1,297,243
6.00%, 03/06/28	3,595	3,728,066
		26,390,410
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28	5,579	5,270,700
1.40%, 06/30/30	4,798	4,287,980
3.75%, 11/30/26	10,197	10,189,960
4.75%, 11/30/36	4,923	4,969,967
4.75%, 04/15/43	3,010	2,887,624
4.90%, 11/30/46	13,617	13,052,420
5.30%, 05/27/40	4,305	4,470,435
6.00%, 04/01/39	2,580	2,872,250
6.15%, 11/30/37	3,460	3,895,738
Agilent Technologies Inc.
2.10%, 06/04/30	3,146	2,860,435
2.30%, 03/12/31	4,709	4,233,415
2.75%, 09/15/29	3,374	3,197,671
4.20%, 09/09/27	1,790	1,792,739
4.75%, 09/09/34	2,390	2,384,751
Baxter International Inc.
1.73%, 04/01/31	4,665	4,002,692
1.92%, 02/01/27	6,755	6,563,600
2.27%, 12/01/28	6,245	5,861,281
2.54%, 02/01/32	4,865	4,254,570
3.13%, 12/01/51	4,222	2,727,378
3.50%, 08/15/46	2,818	2,038,567
3.95%, 04/01/30	3,420	3,333,639
Boston Scientific Corp.
2.65%, 06/01/30	5,511	5,165,953
4.00%, 03/01/28	3,420	3,429,305
4.55%, 03/01/39	2,468	2,363,541
4.70%, 03/01/49	2,494	2,271,618
6.50%, 11/15/35	1,878	2,099,615
7.38%, 01/15/40	1,616	1,964,537
Danaher Corp.
2.60%, 10/01/50	4,573	2,852,581
2.80%, 12/10/51	4,415	2,847,375
4.38%, 09/15/45	2,378	2,094,713
Dentsply Sirona Inc., 3.25%, 06/01/30	4,288	3,978,916
DH Europe Finance II SARL
2.60%, 11/15/29	5,966	5,633,302
3.25%, 11/15/39	3,877	3,183,495
3.40%, 11/15/49	3,759	2,772,591
Edwards Lifesciences Corp., 4.30%, 06/15/28	4,356	4,365,779
GE HealthCare Technologies Inc.
4.80%, 08/14/29	4,665	4,759,494
4.80%, 01/15/31	1,255	1,277,525
5.50%, 06/15/35	1,525	1,579,810
5.65%, 11/15/27	9,555	9,833,784
5.86%, 03/15/30	5,935	6,284,586
5.91%, 11/22/32	3,745	4,027,826
6.38%, 11/22/52	5,348	5,875,305
Security	Par (000)	Value
Health Care - Products (continued)
Koninklijke Philips NV
5.00%, 03/15/42	$2,757	$2,603,080
6.88%, 03/11/38	3,255	3,675,105
Medtronic Global Holdings SCA
4.25%, 03/30/28	5,960	5,989,258
4.50%, 03/30/33	4,405	4,410,158
Medtronic Inc.
4.00%, 04/01/43(b)	100	86,128
4.38%, 03/15/35	9,165	9,007,314
4.63%, 03/15/45	8,587	7,893,912
Revvity Inc.
1.90%, 09/15/28	3,318	3,101,840
2.25%, 09/15/31	2,695	2,352,177
2.55%, 03/15/31	2,070	1,859,714
3.30%, 09/15/29	4,176	4,003,540
3.63%, 03/15/51	1,940	1,389,828
Smith & Nephew PLC
2.03%, 10/14/30	5,995	5,367,403
5.15%, 03/20/27	1,865	1,887,559
5.40%, 03/20/34	2,535	2,622,074
Solventum Corp.
5.40%, 03/01/29	4,208	4,344,818
5.45%, 02/25/27	1,321	1,339,737
5.45%, 03/13/31	5,080	5,286,926
5.60%, 03/23/34	6,580	6,843,456
5.90%, 04/30/54	6,450	6,568,509
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	3,076	2,808,428
3.75%, 03/15/51	3,950	2,921,408
Stryker Corp.
1.95%, 06/15/30	6,088	5,509,241
2.90%, 06/15/50	2,101	1,411,191
3.65%, 03/07/28	4,602	4,568,850
4.10%, 04/01/43	1,783	1,533,468
4.25%, 09/11/29	3,070	3,084,935
4.38%, 05/15/44	2,453	2,165,699
4.55%, 02/10/27	3,495	3,519,412
4.63%, 09/11/34	2,670	2,656,673
4.63%, 03/15/46	4,805	4,364,817
4.70%, 02/10/28	3,395	3,442,277
4.85%, 12/08/28	3,910	4,001,316
4.85%, 02/10/30	3,315	3,400,418
5.20%, 02/10/35	3,565	3,672,983
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	3,780	3,549,787
2.00%, 10/15/31	5,865	5,191,768
2.60%, 10/01/29	5,019	4,745,262
2.80%, 10/15/41	4,965	3,674,986
4.10%, 08/15/47	2,329	1,965,460
4.20%, 03/01/31	2,175	2,165,898
4.47%, 10/07/32	2,460	2,458,612
4.79%, 10/07/35	2,360	2,356,882
4.80%, 11/21/27	5,093	5,176,081
4.89%, 10/07/37	2,760	2,739,620
4.95%, 11/21/32(b)	2,585	2,667,546
4.98%, 08/10/30	4,038	4,170,956
5.00%, 12/05/26	4,700	4,746,851
5.00%, 01/31/29	4,995	5,135,103
5.09%, 08/10/33	4,145	4,294,986
5.20%, 01/31/34	2,760	2,870,941
5.30%, 02/01/44	1,864	1,858,989

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
5.40%, 08/10/43	$3,630	$3,677,766
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	3,995	3,597,865
4.45%, 08/15/45	2,829	2,487,442
4.70%, 02/19/27	1,455	1,464,437
5.05%, 02/19/30	1,875	1,927,220
5.20%, 09/15/34(b)	3,280	3,358,625
5.35%, 12/01/28	4,540	4,692,584
5.50%, 02/19/35	1,955	2,038,617
5.75%, 11/30/39	1,113	1,161,520
		387,678,919
Health Care - Services — 0.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	1,529	977,050
Adventist Health System/West
3.63%, 03/01/49	2,356	1,641,882
5.43%, 03/01/32	2,515	2,589,007
5.76%, 12/01/34	1,350	1,395,643
Series 2025, 4.74%, 12/01/30	1,165	1,172,720
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	1,787	1,312,354
3.83%, 08/15/28	1,186	1,180,100
4.27%, 08/15/48	1,586	1,347,830
Series 2020, 2.21%, 06/15/30	455	418,338
Series 2020, 3.01%, 06/15/50	1,622	1,099,202
Aetna Inc.
3.88%, 08/15/47	60	45,362
4.50%, 05/15/42	3,391	2,930,091
4.75%, 03/15/44	2,724	2,362,049
6.63%, 06/15/36	3,841	4,205,507
6.75%, 12/15/37	2,928	3,244,245
AHS Hospital Corp.
5.02%, 07/01/45	2,240	2,149,603
Series 2021, 2.78%, 07/01/51	1,716	1,097,153
Allina Health System
2.90%, 11/15/51(b)	1,970	1,268,106
Series 2019, 3.89%, 04/15/49	2,088	1,649,853
Ascension Health
3.95%, 11/15/46	4,730	3,894,207
4.85%, 11/15/53(b)	2,320	2,137,565
Series B, 2.53%, 11/15/29	4,184	3,946,052
Series B, 3.11%, 11/15/39	3,821	3,038,297
Banner Health
1.90%, 01/01/31	2,263	2,019,617
2.34%, 01/01/30	2,532	2,355,952
2.91%, 01/01/42	1,100	822,434
2.91%, 01/01/51	1,777	1,163,676
Series 2020, 3.18%, 01/01/50	1,183	827,528
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71(b)	510	305,550
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	708	517,834
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	2,514	1,979,064
Baylor Scott & White Holdings
3.97%, 11/15/46	1,960	1,616,347
4.19%, 11/15/45	2,433	2,083,698
Series 2021, 1.78%, 11/15/30	1,761	1,571,239
Series 2021, 2.84%, 11/15/50	3,510	2,292,300
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51(b)	730	484,675
Security	Par (000)	Value
Health Care - Services (continued)
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	$4,166	$4,056,712
Series 2018, 4.30%, 07/01/28	1,851	1,849,193
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	1,655	1,162,364
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	2,210	1,986,896
Centene Corp.
2.45%, 07/15/28	10,125	9,433,107
2.50%, 03/01/31	10,160	8,749,155
2.63%, 08/01/31	6,245	5,359,824
3.00%, 10/15/30	10,215	9,135,670
3.38%, 02/15/30	9,640	8,874,671
4.25%, 12/15/27	12,035	11,853,516
4.63%, 12/15/29	16,355	15,867,149
Children's Health System of Texas, 2.51%, 08/15/50(b)	2,541	1,533,774
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	2,278	1,929,707
Series 2020, 2.59%, 02/01/50	1,105	689,048
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	1,283	1,140,036
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	2,868	1,836,468
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50(b)	1,136	750,226
CHRISTUS Health, Series C, 4.34%, 07/01/28	2,834	2,838,860
Cigna Group (The)
2.38%, 03/15/31	8,286	7,464,394
2.40%, 03/15/30	6,177	5,711,720
3.05%, 10/15/27	3,159	3,101,725
3.20%, 03/15/40	4,075	3,180,924
3.40%, 03/01/27	7,338	7,273,527
3.40%, 03/15/50	6,992	4,897,590
3.40%, 03/15/51	5,910	4,128,284
3.88%, 10/15/47	5,161	4,006,533
4.38%, 10/15/28	15,758	15,853,141
4.50%, 09/15/30	4,315	4,332,181
4.80%, 08/15/38	10,769	10,251,910
4.80%, 07/15/46	4,714	4,216,244
4.88%, 09/15/32	3,955	3,988,534
4.90%, 12/15/48	12,073	10,817,864
5.00%, 05/15/29	2,740	2,809,455
5.13%, 05/15/31	3,590	3,717,221
5.25%, 02/15/34	4,450	4,576,125
5.25%, 01/15/36	5,575	5,660,694
5.40%, 03/15/33	4,265	4,443,107
5.60%, 02/15/54	5,365	5,276,128
6.00%, 01/15/56	4,960	5,129,393
6.13%, 11/15/41	3,563	3,790,170
City of Hope
Series 2013, 5.62%, 11/15/43	2,035	2,035,385
Series 2018, 4.38%, 08/15/48(b)	1,847	1,548,524
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	1,745	1,526,949
CommonSpirit Health
2.78%, 10/01/30	1,872	1,737,798
3.35%, 10/01/29	3,045	2,939,165
3.82%, 10/01/49	3,052	2,326,817
3.91%, 10/01/50	1,304	993,958

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.19%, 10/01/49	$2,966	$2,391,165
4.35%, 09/01/30	1,505	1,500,836
4.35%, 11/01/42	2,968	2,591,835
5.21%, 12/01/31	2,205	2,276,740
5.32%, 12/01/34	2,130	2,176,900
5.55%, 12/01/54	600	585,942
5.58%, 09/01/45	470	466,917
5.66%, 09/01/55	520	517,192
6.07%, 11/01/27	1,756	1,815,560
6.46%, 11/01/52	915	1,004,871
Series ., 4.98%, 09/01/35	1,630	1,622,294
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50(b)	1,631	1,070,174
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	1,948	1,443,484
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	2,635	1,882,808
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	2,492	1,987,816
Dignity Health
4.50%, 11/01/42(b)	1,030	907,904
5.27%, 11/01/64	1,100	1,005,785
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	3,226	2,630,470
Elevance Health Inc.
2.25%, 05/15/30	4,913	4,491,121
2.55%, 03/15/31	5,550	5,050,606
2.88%, 09/15/29	4,567	4,345,973
3.13%, 05/15/50	2,661	1,772,987
3.60%, 03/15/51	6,463	4,656,895
3.65%, 12/01/27	8,098	8,034,217
3.70%, 09/15/49	5,497	4,075,344
4.00%, 09/15/28	3,090	3,076,407
4.10%, 03/01/28	6,463	6,455,888
4.10%, 05/15/32	2,813	2,732,150
4.38%, 12/01/47	7,286	6,093,208
4.55%, 03/01/48	4,535	3,885,269
4.55%, 05/15/52	2,725	2,289,281
4.60%, 09/15/32	2,660	2,648,198
4.63%, 05/15/42	2,699	2,446,840
4.65%, 01/15/43	5,765	5,195,879
4.65%, 08/15/44	2,942	2,617,703
4.75%, 02/15/30	3,190	3,248,784
4.75%, 02/15/33	3,690	3,704,537
4.95%, 11/01/31	4,260	4,347,580
5.00%, 01/15/36	2,860	2,848,062
5.10%, 01/15/44	4,558	4,314,463
5.13%, 02/15/53	4,040	3,692,302
5.15%, 06/15/29	2,535	2,610,177
5.20%, 02/15/35	5,115	5,215,386
5.38%, 06/15/34	3,735	3,856,201
5.50%, 10/15/32	3,825	4,019,530
5.65%, 06/15/54	3,860	3,800,180
5.70%, 02/15/55	5,810	5,736,840
5.70%, 09/15/55	3,900	3,881,065
5.85%, 01/15/36	1,509	1,600,136
5.85%, 11/01/64	3,847	3,829,612
5.95%, 12/15/34	2,615	2,794,143
6.10%, 10/15/52	2,725	2,849,572
6.38%, 06/15/37	2,470	2,713,723
Security	Par (000)	Value
Health Care - Services (continued)
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49(b)	$205	$159,328
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	667	614,842
Hackensack Meridian Health Inc.
4.21%, 07/01/48	1,936	1,627,492
4.50%, 07/01/57	1,355	1,163,497
Series 2020, 2.68%, 09/01/41	2,756	2,001,526
Series 2020, 2.88%, 09/01/50	1,557	1,015,693
Hartford HealthCare Corp., 3.45%, 07/01/54(b)	2,080	1,516,238
HCA Inc.
2.38%, 07/15/31	5,625	5,014,876
3.13%, 03/15/27	4,840	4,776,587
3.38%, 03/15/29	1,807	1,757,169
3.50%, 09/01/30	11,530	11,067,795
3.50%, 07/15/51	7,120	4,922,964
3.63%, 03/15/32	9,047	8,513,987
4.13%, 06/15/29	8,360	8,297,200
4.30%, 11/15/30	2,405	2,393,229
4.38%, 03/15/42	3,111	2,684,859
4.50%, 02/15/27	6,088	6,096,385
4.60%, 11/15/32	3,835	3,811,186
4.63%, 03/15/52	8,080	6,705,960
4.90%, 11/15/35	3,365	3,315,430
5.00%, 03/01/28	1,170	1,191,277
5.13%, 06/15/39	4,385	4,262,288
5.20%, 06/01/28	3,545	3,628,932
5.25%, 03/01/30	2,615	2,699,566
5.25%, 06/15/49	8,241	7,546,872
5.45%, 04/01/31	4,425	4,604,244
5.45%, 09/15/34	5,370	5,520,988
5.50%, 03/01/32	4,005	4,180,330
5.50%, 06/01/33	5,211	5,425,971
5.50%, 06/15/47	7,562	7,258,193
5.60%, 04/01/34	6,255	6,512,111
5.63%, 09/01/28	7,027	7,246,440
5.70%, 11/15/55(b)	4,950	4,803,146
5.75%, 03/01/35	6,460	6,775,739
5.88%, 02/01/29	5,090	5,298,496
5.90%, 06/01/53	5,140	5,107,917
5.95%, 09/15/54	3,645	3,653,536
6.00%, 04/01/54	5,870	5,916,957
6.10%, 04/01/64	3,485	3,521,245
6.20%, 03/01/55	3,040	3,154,775
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(b)	2,897	2,255,047
Humana Inc.
1.35%, 02/03/27	3,770	3,640,157
2.15%, 02/03/32(b)	3,630	3,126,108
3.13%, 08/15/29	2,771	2,646,680
3.70%, 03/23/29	4,825	4,721,575
3.95%, 03/15/27	3,539	3,524,722
3.95%, 08/15/49	2,582	1,928,136
4.63%, 12/01/42	2,910	2,528,443
4.80%, 03/15/47	2,465	2,113,020
4.88%, 04/01/30	2,795	2,830,617
4.95%, 10/01/44	4,034	3,595,454
5.38%, 04/15/31	4,070	4,204,314
5.50%, 03/15/53	1,880	1,740,392
5.55%, 05/01/35	900	920,594
5.75%, 03/01/28	2,456	2,532,831

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.75%, 12/01/28	$1,345	$1,398,913
5.75%, 04/15/54	2,254	2,158,462
5.88%, 03/01/33	3,465	3,651,684
5.95%, 03/15/34	3,855	4,060,190
6.00%, 05/01/55	100	99,536
ICON Investments Six DAC
5.81%, 05/08/27	2,870	2,927,372
5.85%, 05/08/29	2,790	2,915,882
6.00%, 05/08/34	1,970	2,066,158
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	2,320	1,893,894
Series 2021, 2.85%, 11/01/51	1,245	807,031
Inova Health System Foundation, 4.07%, 05/15/52	2,599	2,113,222
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	2,304	1,700,957
Iowa Health System, Series 2020, 3.67%, 02/15/50	275	208,412
IQVIA Inc.
5.70%, 05/15/28	4,975	5,127,105
6.25%, 02/01/29	2,120	2,234,678
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	3,091	2,513,711
Kaiser Foundation Hospitals
3.15%, 05/01/27	4,428	4,380,714
4.15%, 05/01/47	7,262	6,144,105
4.88%, 04/01/42	2,712	2,611,146
Series 2019, 3.27%, 11/01/49	4,178	2,986,927
Series 2021, 2.81%, 06/01/41	5,692	4,254,092
Series 2021, 3.00%, 06/01/51	5,827	3,906,630
Laboratory Corp. of America Holdings
2.70%, 06/01/31	3,100	2,834,894
2.95%, 12/01/29	2,812	2,672,580
3.60%, 09/01/27	4,370	4,337,326
4.35%, 04/01/30	3,530	3,532,874
4.55%, 04/01/32	2,700	2,686,456
4.70%, 02/01/45	4,303	3,877,969
4.80%, 10/01/34	4,190	4,149,315
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55(b)	199	165,118
Series 2017, 3.77%, 07/01/48	1,264	993,864
Series 2020, 3.19%, 07/01/49	1,835	1,295,741
Series 2020, 3.34%, 07/01/60	2,326	1,569,943
Mayo Clinic
3.77%, 11/15/43	1,485	1,223,501
Series 2013, 4.00%, 11/15/47	290	232,996
Series 2016, 4.13%, 11/15/52	2,611	2,148,319
Series 2021, 3.20%, 11/15/61	2,261	1,485,713
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	2,952	2,492,827
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	1,777	1,314,773
Memorial Health Services, 3.45%, 11/01/49	1,628	1,183,726
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(b)	1,730	1,428,413
5.00%, 07/01/42	690	672,077
Series 2015, 4.20%, 07/01/55	2,009	1,692,677
Series 2020, 2.96%, 01/01/50	781	530,823
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	2,856	1,804,405
Security	Par (000)	Value
Health Care - Services (continued)
Montefiore Obligated Group
4.29%, 09/01/50	$1,216	$849,021
Series 18-C, 5.25%, 11/01/48(b)	1,802	1,476,949
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	850	652,755
MyMichigan Health, Series 2020, 3.41%, 06/01/50	2,793	1,991,612
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	1,806	1,593,579
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	1,079	763,300
2.61%, 08/01/60(b)	1,308	739,994
4.02%, 08/01/45	3,024	2,551,101
4.06%, 08/01/56	553	446,377
Series 2019, 3.95%, 08/01/2119	1,835	1,296,457
Northwell Healthcare Inc.
3.81%, 11/01/49	2,460	1,850,907
3.98%, 11/01/46	2,780	2,206,919
4.26%, 11/01/47	4,000	3,330,794
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(b)	2,170	1,363,887
Novant Health Inc.
2.64%, 11/01/36	2,726	2,191,706
3.17%, 11/01/51	2,909	1,997,001
3.32%, 11/01/61	1,751	1,156,947
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	1,260	786,820
OhioHealth Corp.
2.30%, 11/15/31	2,464	2,214,286
2.83%, 11/15/41	2,480	1,835,954
Series 2020, 3.04%, 11/15/50	1,876	1,297,464
Orlando Health Obligated Group
3.33%, 10/01/50	1,087	788,436
4.09%, 10/01/48	2,117	1,747,425
5.48%, 10/01/35	2,535	2,662,368
PeaceHealth Obligated Group
4.34%, 11/15/28	865	869,125
4.86%, 11/15/32	580	586,528
Series 2018, 4.79%, 11/15/48	2,132	1,876,575
Series 2020, 3.22%, 11/15/50	2,417	1,604,652
Piedmont Healthcare Inc.
2.04%, 01/01/32	2,247	1,942,786
2.86%, 01/01/52	1,846	1,186,475
Series 2042, 2.72%, 01/01/42	2,811	2,017,923
Presbyterian Healthcare Services, 4.88%, 08/01/52	2,415	2,194,533
Providence St Joseph Health Obligated Group, 5.37%, 10/01/32	2,270	2,350,372
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	3,075	3,175,854
Series 19A, 2.53%, 10/01/29	2,877	2,702,155
Series 21A, 2.70%, 10/01/51(b)	4,060	2,454,015
Series A, 3.93%, 10/01/48	1,360	1,068,198
Series I, 3.74%, 10/01/47	2,268	1,740,618
Queen's Health Systems (The), 4.81%, 07/01/52	2,331	2,120,644
Quest Diagnostics Inc.
2.80%, 06/30/31	3,501	3,219,043
2.95%, 06/30/30	7,217	6,802,409
4.20%, 06/30/29	3,183	3,189,162

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.60%, 12/15/27	$3,090	$3,124,714
4.63%, 12/15/29	3,395	3,449,484
4.70%, 03/30/45	2,276	2,076,911
5.00%, 12/15/34	2,850	2,877,325
6.40%, 11/30/33	1,670	1,851,832
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	1,330	910,546
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	1,503	1,489,029
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(b)	1,775	1,133,043
Sentara Health, 2.93%, 11/01/51	1,849	1,208,604
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	2,791	1,756,761
SSM Health Care Corp.
4.89%, 06/01/28	2,705	2,742,410
Series A, 3.82%, 06/01/27	2,605	2,596,458
Stanford Health Care
3.03%, 08/15/51	2,410	1,617,205
Series 2018, 3.80%, 11/15/48	2,921	2,304,014
Series 2020, 3.31%, 08/15/30	1,470	1,416,693
Summa Health, 3.51%, 11/15/51	1,985	1,618,017
Sutter Health
5.55%, 08/15/53	248	252,737
Series 2018, 3.70%, 08/15/28	2,054	2,037,206
Series 2018, 4.09%, 08/15/48	2,161	1,789,187
Series 2025, 5.21%, 08/15/32	965	1,004,221
Series 2025, 5.54%, 08/15/35	2,940	3,098,754
Series 20A, 2.29%, 08/15/30	1,489	1,367,232
Series 20A, 3.16%, 08/15/40	857	680,463
Series 20A, 3.36%, 08/15/50	2,014	1,447,754
Texas Health Resources
2.33%, 11/15/50	1,862	1,083,248
4.33%, 11/15/55	1,499	1,278,301
Toledo Hospital (The), 5.75%, 11/15/38	1,960	1,971,805
Trinity Health Corp.
4.13%, 12/01/45	1,881	1,603,959
Series 2019, 3.43%, 12/01/48	1,315	1,011,081
Series 2021, 2.63%, 12/01/40	2,346	1,720,835
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	490	468,917
UnitedHealth Group Inc.
3.70%, 05/15/27	3,784	3,771,980
2.00%, 05/15/30	6,215	5,651,134
2.30%, 05/15/31	6,190	5,567,305
2.75%, 05/15/40	5,126	3,830,599
2.88%, 08/15/29	4,349	4,159,982
2.90%, 05/15/50	6,248	4,037,016
2.95%, 10/15/27	4,474	4,393,788
3.05%, 05/15/41	4,732	3,605,347
3.13%, 05/15/60	4,279	2,665,968
3.25%, 05/15/51	9,345	6,396,182
3.38%, 04/15/27	3,333	3,304,547
3.45%, 01/15/27	4,333	4,306,380
3.50%, 08/15/39	5,869	4,896,713
3.70%, 08/15/49	5,547	4,172,924
3.75%, 10/15/47	5,421	4,185,556
3.85%, 06/15/28	5,576	5,556,502
3.88%, 12/15/28	4,142	4,122,582
3.88%, 08/15/59	5,582	4,106,257
3.95%, 10/15/42	3,660	3,075,268
Security	Par (000)	Value
Health Care - Services (continued)
4.00%, 05/15/29	$4,539	$4,528,078
4.20%, 05/15/32	6,360	6,268,900
4.20%, 01/15/47	3,884	3,229,451
4.25%, 01/15/29	6,260	6,292,128
4.25%, 03/15/43	2,886	2,506,997
4.25%, 04/15/47	3,934	3,296,297
4.25%, 06/15/48	6,288	5,212,741
4.38%, 03/15/42	3,049	2,722,821
4.40%, 06/15/28	2,525	2,549,765
4.45%, 12/15/48	5,271	4,490,657
4.50%, 04/15/33	6,585	6,529,068
4.60%, 04/15/27	3,200	3,227,128
4.63%, 07/15/35	4,576	4,522,757
4.63%, 11/15/41	3,731	3,447,645
4.65%, 01/15/31	3,515	3,568,016
4.70%, 04/15/29	2,280	2,321,898
4.75%, 07/15/45	8,685	7,918,993
4.75%, 05/15/52	8,120	7,153,964
4.80%, 01/15/30	5,980	6,117,501
4.90%, 04/15/31	3,876	3,974,096
4.95%, 01/15/32	8,180	8,369,498
4.95%, 05/15/62	4,840	4,269,938
5.00%, 04/15/34	5,688	5,785,419
5.05%, 04/15/53	7,875	7,230,916
5.15%, 07/15/34	9,055	9,295,375
5.20%, 04/15/63	7,020	6,428,207
5.25%, 02/15/28	6,075	6,235,909
5.30%, 02/15/30	5,349	5,571,361
5.30%, 06/15/35(b)	3,750	3,882,202
5.35%, 02/15/33	8,625	9,000,809
5.38%, 04/15/54	7,005	6,730,212
5.50%, 07/15/44	6,605	6,622,949
5.50%, 04/15/64	4,350	4,183,301
5.63%, 07/15/54	11,435	11,388,935
5.70%, 10/15/40	2,549	2,643,513
5.75%, 07/15/64	9,295	9,281,892
5.80%, 03/15/36	3,845	4,109,671
5.88%, 02/15/53	7,840	8,047,978
5.95%, 02/15/41	2,350	2,492,392
5.95%, 06/15/55	2,740	2,852,183
6.05%, 02/15/63	5,830	6,093,256
6.50%, 06/15/37	2,688	3,017,548
6.63%, 11/15/37	3,193	3,631,770
6.88%, 02/15/38	5,191	6,018,813
Universal Health Services Inc.
2.65%, 10/15/30	3,743	3,396,659
2.65%, 01/15/32	2,475	2,163,591
4.63%, 10/15/29	3,095	3,102,159
5.05%, 10/15/34	2,210	2,163,969
UPMC
5.04%, 05/15/33	1,995	2,041,486
5.38%, 05/15/43	1,940	1,921,474
WakeMed, Series A, 3.29%, 10/01/52(b)	1,455	1,011,814
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	833	534,744
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	2,083	1,857,969
Series 2021, 3.07%, 03/01/51	2,542	1,624,878
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	2,391	1,431,804
		1,243,294,822

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified — 0.1%
Apollo Debt Solutions BDC
5.88%, 08/30/30(c)	$1,690	$1,709,111
6.55%, 03/15/32(c)	2,140	2,224,348
6.70%, 07/29/31	4,520	4,761,417
6.90%, 04/13/29	2,400	2,511,758
Ares Capital Corp.
2.88%, 06/15/27	2,264	2,207,605
2.88%, 06/15/28	6,000	5,712,695
3.20%, 11/15/31	3,195	2,828,047
5.10%, 01/15/31	1,600	1,576,223
5.50%, 09/01/30	3,590	3,620,618
5.80%, 03/08/32	4,605	4,649,211
5.88%, 03/01/29	5,215	5,339,518
5.95%, 07/15/29	3,044	3,123,059
7.00%, 01/15/27	4,382	4,501,562
Ares Strategic Income Fund
4.85%, 01/15/29(c)	1,480	1,458,298
5.15%, 01/15/31(c)	1,550	1,519,896
5.45%, 09/09/28(c)	1,355	1,361,046
5.60%, 02/15/30	3,060	3,078,618
5.70%, 03/15/28	1,520	1,538,625
5.80%, 09/09/30(c)	1,550	1,562,223
6.20%, 03/21/32	3,190	3,259,812
6.35%, 08/15/29	1,500	1,546,167
Bain Capital Specialty Finance Inc., 5.95%, 03/15/30(b)	250	249,127
Barings BDC Inc.
3.30%, 11/23/26	1,305	1,283,776
7.00%, 02/15/29	190	196,304
Barings Private Credit Corp., 6.15%, 06/11/30(c)	70	69,503
Blackstone Private Credit Fund
2.63%, 12/15/26	3,615	3,536,551
3.25%, 03/15/27	5,730	5,621,828
4.00%, 01/15/29	2,820	2,740,394
4.95%, 09/26/27	1,660	1,667,348
5.05%, 09/10/30	1,935	1,901,974
5.25%, 04/01/30	590	587,111
5.60%, 11/22/29	2,600	2,627,703
5.95%, 07/16/29	3,155	3,224,379
6.00%, 01/29/32	4,500	4,599,660
6.00%, 11/22/34(b)	3,450	3,498,661
6.25%, 01/25/31	1,720	1,783,417
7.30%, 11/27/28	1,255	1,333,378
Blackstone Secured Lending Fund
2.13%, 02/15/27	2,909	2,813,031
2.85%, 09/30/28	3,730	3,519,541
5.13%, 01/31/31	1,265	1,246,742
5.30%, 06/30/30	1,780	1,779,536
5.35%, 04/13/28	930	939,373
5.88%, 11/15/27	1,940	1,980,505
Blue Owl Capital Corp.
2.63%, 01/15/27	3,152	3,070,216
2.88%, 06/11/28	3,930	3,711,065
5.95%, 03/15/29	600	607,980
6.20%, 07/15/30	1,230	1,257,275
Blue Owl Capital Corp. II, 8.45%, 11/15/26	555	573,485
Blue Owl Capital Corp. III, 3.13%, 04/13/27	2,205	2,148,756
Blue Owl Credit Income Corp.
4.70%, 02/08/27	2,100	2,092,231
5.80%, 03/15/30	3,065	3,081,799
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.60%, 09/15/29	$4,050	$4,185,403
6.65%, 03/15/31	3,235	3,363,716
7.75%, 09/16/27	1,235	1,290,684
7.75%, 01/15/29	2,310	2,459,427
7.95%, 06/13/28	1,233	1,309,400
Blue Owl Technology Finance Corp.
2.50%, 01/15/27	2,012	1,948,760
6.10%, 03/15/28(c)	1,445	1,455,743
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	1,710	1,747,932
Capital Southwest Corp., 5.95%, 09/18/30	650	651,336
Carlyle Secured Lending Inc.
5.75%, 02/15/31	650	635,958
6.75%, 02/18/30	150	154,174
Franklin BSP Capital Corp.
6.00%, 10/02/30(c)	1,025	1,005,295
7.20%, 06/15/29	250	257,682
FS KKR Capital Corp.
2.63%, 01/15/27	2,789	2,698,750
3.13%, 10/12/28	4,064	3,749,773
3.25%, 07/15/27	2,000	1,921,034
6.13%, 01/15/30(b)	1,650	1,631,294
6.13%, 01/15/31	1,025	1,006,973
6.88%, 08/15/29	2,710	2,749,029
7.88%, 01/15/29	300	313,433
Goldman Sachs BDC Inc.
5.65%, 09/09/30	875	880,697
6.38%, 03/11/27	690	703,479
Goldman Sachs Private Credit Corp.
5.38%, 01/31/29(c)	650	650,957
5.88%, 05/06/28(b)(c)	955	969,445
6.25%, 05/06/30(b)(c)	835	853,904
Golub Capital BDC Inc.
2.05%, 02/15/27	2,188	2,108,697
6.00%, 07/15/29	2,305	2,340,610
7.05%, 12/05/28	1,250	1,311,282
Golub Capital Private Credit Fund
5.45%, 08/15/28(b)	715	718,383
5.80%, 09/12/29	410	415,871
5.88%, 05/01/30	2,200	2,236,054
HA Sustainable Infrastructure Capital Inc.
6.15%, 01/15/31	1,200	1,229,886
6.38%, 07/01/34	4,315	4,356,732
6.75%, 07/15/35	1,200	1,227,462
Main Street Capital Corp.
5.40%, 08/15/28	70	69,953
6.50%, 06/04/27	1,580	1,611,075
6.95%, 03/01/29	930	966,328
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(b)	1,270	1,264,790
6.00%, 05/19/30(b)	1,100	1,123,986
6.15%, 05/17/29	1,585	1,629,288
MSD Investment Corp., 6.25%, 05/31/30(c)	830	834,890
New Mountain Finance Corp.
6.20%, 10/15/27	650	660,419
6.88%, 02/01/29(b)	330	335,575
North Haven Private Income Fund LLC
5.13%, 09/25/28(b)(c)	1,025	1,018,121
5.75%, 02/01/30	90	90,031
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	100	102,848

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	$2,463	$2,387,378
6.34%, 02/27/30(b)	930	933,568
7.10%, 02/15/29	1,330	1,366,017
Oaktree Strategic Credit Fund
6.19%, 07/15/30(c)	875	881,942
6.50%, 07/23/29	460	472,992
8.40%, 11/14/28	400	431,262
Sixth Street Lending Partners
5.75%, 01/15/30	730	739,619
6.13%, 07/15/30(c)	3,270	3,357,373
6.50%, 03/11/29	490	507,561
Sixth Street Specialty Lending Inc.
5.63%, 08/15/30	915	924,392
6.13%, 03/01/29(b)	430	441,296
6.95%, 08/14/28	715	751,178
		201,273,643
Home Builders — 0.0%
DR Horton Inc.
1.40%, 10/15/27	1,709	1,625,550
4.85%, 10/15/30	60	61,187
5.00%, 10/15/34	1,780	1,798,811
5.50%, 10/15/35	2,090	2,171,371
Lennar Corp.
4.75%, 11/29/27	3,998	4,028,567
5.00%, 06/15/27	2,413	2,431,253
5.20%, 07/30/30	2,270	2,333,678
Meritage Homes Corp.
5.13%, 06/06/27	710	714,707
5.65%, 03/15/35	1,165	1,180,880
NVR Inc., 3.00%, 05/15/30	2,518	2,386,858
PulteGroup Inc.
5.00%, 01/15/27	2,895	2,917,815
6.00%, 02/15/35	1,443	1,553,512
6.38%, 05/15/33	1,996	2,181,264
7.88%, 06/15/32	1,359	1,585,240
Sekisui House U.S., Inc.
2.50%, 01/15/31	2,332	2,068,274
3.85%, 01/15/30	1,976	1,905,329
3.97%, 08/06/61(b)	1,515	1,028,431
6.00%, 01/15/43	3,372	3,175,783
Toll Brothers Finance Corp.
3.80%, 11/01/29	2,555	2,500,453
4.35%, 02/15/28	2,435	2,440,346
4.88%, 03/15/27	3,005	3,022,998
5.60%, 06/15/35	1,560	1,600,572
		44,712,879
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	3,032	2,969,816
3.50%, 11/15/51	3,230	2,122,205
4.40%, 03/15/29	3,342	3,290,524
		8,382,545
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	2,440	2,119,433
2.65%, 04/30/30	2,067	1,926,447
4.88%, 12/06/28	3,866	3,935,202
5.75%, 03/15/33	1,880	1,992,269
Security	Par (000)	Value
Household Products & Wares (continued)
Church & Dwight Co. Inc.
2.30%, 12/15/31	$2,734	$2,426,753
3.15%, 08/01/27	2,406	2,372,399
3.95%, 08/01/47	2,105	1,695,564
5.00%, 06/15/52	2,590	2,407,148
5.60%, 11/15/32	2,795	2,970,088
Clorox Co. (The)
1.80%, 05/15/30	3,274	2,937,448
3.10%, 10/01/27	3,548	3,490,986
3.90%, 05/15/28	3,613	3,601,313
4.40%, 05/01/29	3,845	3,877,950
4.60%, 05/01/32	3,459	3,487,002
Kimberly-Clark Corp.
1.05%, 09/15/27	3,481	3,313,217
2.00%, 11/02/31(b)	2,883	2,575,501
2.88%, 02/07/50	1,419	957,318
3.10%, 03/26/30	4,058	3,898,419
3.20%, 04/25/29	4,295	4,190,884
3.20%, 07/30/46	1,915	1,402,311
3.90%, 05/04/47	1,172	947,850
3.95%, 11/01/28	3,407	3,411,413
4.50%, 02/16/33	2,190	2,221,726
5.30%, 03/01/41	2,500	2,544,245
6.63%, 08/01/37	3,543	4,129,890
		68,832,776
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	2,972	3,575,429
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(a)	3,170	3,205,697
Aflac Inc.
3.60%, 04/01/30	5,773	5,654,869
4.00%, 10/15/46	2,091	1,711,775
4.75%, 01/15/49	3,568	3,224,746
Alleghany Corp.
3.25%, 08/15/51	3,200	2,227,976
3.63%, 05/15/30	4,474	4,376,277
4.90%, 09/15/44	2,730	2,555,435
Allstate Corp. (The)
1.45%, 12/15/30	3,194	2,766,350
3.28%, 12/15/26	2,982	2,954,780
3.85%, 08/10/49	2,718	2,126,551
4.20%, 12/15/46	3,902	3,273,512
4.50%, 06/15/43	2,708	2,403,241
5.05%, 06/24/29	2,275	2,341,528
5.25%, 03/30/33	2,220	2,297,945
5.35%, 06/01/33	2,294	2,391,234
5.55%, 05/09/35	3,361	3,529,735
5.95%, 04/01/36	2,265	2,431,495
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(a)	2,495	2,626,768
American Financial Group Inc., 5.00%, 09/23/35	975	956,501
American Financial Group Inc./OH
4.50%, 06/15/47	1,995	1,688,229
5.25%, 04/02/30(b)	902	942,378
American International Group Inc.
3.40%, 06/30/30	2,805	2,692,080
3.88%, 01/15/35	1,770	1,648,621
4.38%, 06/30/50	5,389	4,555,324
4.50%, 07/16/44	2,210	1,964,854

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.75%, 04/01/48	$6,128	$5,509,953
4.80%, 07/10/45	640	588,755
4.85%, 05/07/30	1,640	1,676,826
5.13%, 03/27/33	3,465	3,557,862
5.45%, 05/07/35	1,860	1,935,132
Series A-9, 5.75%, 04/01/48(a)	10	10,189
American National Group Inc.
5.00%, 06/15/27	3,116	3,134,308
5.75%, 10/01/29	900	929,337
6.00%, 07/15/35	2,380	2,419,864
Aon Corp.
2.80%, 05/15/30	4,881	4,588,900
3.75%, 05/02/29	4,122	4,066,914
4.50%, 12/15/28	2,937	2,969,104
6.25%, 09/30/40	3,334	3,652,083
8.21%, 01/01/27	1,121	1,166,056
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	2,590	2,279,604
2.60%, 12/02/31	2,400	2,156,918
2.85%, 05/28/27	2,925	2,870,821
2.90%, 08/23/51	5,070	3,200,318
3.90%, 02/28/52	3,665	2,784,238
5.00%, 09/12/32	2,305	2,364,539
5.35%, 02/28/33	2,800	2,913,582
Aon Global Ltd.
4.60%, 06/14/44	4,942	4,377,553
4.75%, 05/15/45	2,549	2,303,678
Aon North America Inc.
5.13%, 03/01/27	3,365	3,406,879
5.15%, 03/01/29	4,555	4,685,398
5.30%, 03/01/31	3,665	3,816,787
5.45%, 03/01/34	7,483	7,788,147
5.75%, 03/01/54	5,680	5,733,150
Arch Capital Finance LLC
4.01%, 12/15/26	3,217	3,209,961
5.03%, 12/15/46	2,614	2,464,497
Arch Capital Group Ltd.
3.64%, 06/30/50	5,037	3,785,011
7.35%, 05/01/34	1,820	2,124,268
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,805	2,695,814
Arthur J Gallagher & Co.
2.40%, 11/09/31	2,460	2,188,852
3.05%, 03/09/52	3,965	2,568,541
3.50%, 05/20/51	6,307	4,482,603
4.60%, 12/15/27	3,365	3,397,044
4.85%, 12/15/29	1,720	1,755,963
5.00%, 02/15/32	2,300	2,343,929
5.15%, 02/15/35	4,500	4,545,731
5.45%, 07/15/34	1,988	2,063,732
5.50%, 03/02/33	1,790	1,867,232
5.55%, 02/15/55	3,175	3,091,328
5.75%, 03/02/53	2,328	2,321,590
5.75%, 07/15/54	1,890	1,889,683
6.50%, 02/15/34	2,045	2,266,121
6.75%, 02/15/54	2,625	2,956,796
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30	60	62,705
Assurant Inc.
2.65%, 01/15/32	1,985	1,747,568
3.70%, 02/22/30	2,387	2,317,690
4.90%, 03/27/28	2,465	2,494,270
Security	Par (000)	Value
Insurance (continued)
5.55%, 02/15/36	$1,305	$1,318,749
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31	2,961	2,772,027
3.60%, 09/15/51	1,930	1,386,715
6.13%, 09/15/28	1,450	1,522,951
Athene Holding Ltd.
3.45%, 05/15/52	4,320	2,815,348
3.50%, 01/15/31	3,010	2,849,536
3.95%, 05/25/51	3,585	2,577,556
4.13%, 01/12/28	5,480	5,461,514
5.88%, 01/15/34(b)	3,743	3,885,685
6.15%, 04/03/30	2,347	2,493,157
6.25%, 04/01/54	3,070	3,055,070
6.63%, 10/15/54, (5-year CMT + 2.61%)(a)	910	904,691
6.63%, 05/19/55	2,615	2,736,298
6.65%, 02/01/33	2,205	2,393,013
6.88%, 06/28/55, (5-year CMT + 2.58%)(a)	500	503,714
AXA SA, 8.60%, 12/15/30	425	501,980
Axis Specialty Finance LLC
3.90%, 07/15/29	2,189	2,158,276
4.90%, 01/15/40, (5-year CMT + 3.19%)(a)	1,821	1,766,994
Axis Specialty Finance PLC, 4.00%, 12/06/27	2,289	2,280,404
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	4,651	4,120,432
1.85%, 03/12/30	3,398	3,109,503
2.30%, 03/15/27	6,770	6,636,155
2.50%, 01/15/51	5,835	3,579,904
2.85%, 10/15/50	8,434	5,552,407
2.88%, 03/15/32	5,439	5,073,825
3.85%, 03/15/52	7,470	5,870,113
4.20%, 08/15/48	10,307	8,792,832
4.25%, 01/15/49	8,264	7,102,334
4.30%, 05/15/43	3,937	3,544,783
4.40%, 05/15/42	5,773	5,397,909
5.75%, 01/15/40	4,473	4,872,759
Berkshire Hathaway Inc., 4.50%, 02/11/43(b)	5,380	5,110,558
Brighthouse Financial Inc.
3.70%, 06/22/27	145	142,702
3.85%, 12/22/51	1,290	841,882
4.70%, 06/22/47	3,577	2,801,555
5.63%, 05/15/30(b)	2,794	2,853,409
Brown & Brown Inc.
2.38%, 03/15/31	4,593	4,093,972
4.20%, 03/17/32	1,610	1,554,911
4.50%, 03/15/29	3,125	3,128,235
4.60%, 12/23/26	2,045	2,053,885
4.70%, 06/23/28	2,165	2,183,584
4.90%, 06/23/30	2,475	2,507,688
4.95%, 03/17/52	3,845	3,395,230
5.25%, 06/23/32	2,155	2,205,414
5.55%, 06/23/35	2,215	2,281,429
5.65%, 06/11/34	2,380	2,462,724
6.25%, 06/23/55	1,590	1,672,131
Chubb Corp. (The)
6.00%, 05/11/37	4,814	5,254,515
Series 1, 6.50%, 05/15/38	2,010	2,280,407
Chubb INA Holdings LLC
1.38%, 09/15/30	3,620	3,177,612
2.85%, 12/15/51(b)	3,040	1,992,778
3.05%, 12/15/61	3,128	1,969,102
4.15%, 03/13/43	3,275	2,868,020

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.35%, 11/03/45	$7,245	$6,426,181
4.65%, 08/15/29	4,225	4,309,816
4.90%, 08/15/35	4,515	4,548,081
5.00%, 03/15/34	6,120	6,271,902
6.70%, 05/15/36	715	819,347
Cincinnati Financial Corp.
6.13%, 11/01/34	2,144	2,320,517
6.92%, 05/15/28	1,919	2,050,969
CNA Financial Corp.
2.05%, 08/15/30	2,580	2,310,665
3.45%, 08/15/27	3,312	3,271,736
3.90%, 05/01/29	5,911	5,834,970
5.13%, 02/15/34	1,345	1,351,734
5.20%, 08/15/35	1,500	1,500,268
5.50%, 06/15/33	1,295	1,341,147
CNO Financial Group Inc.
5.25%, 05/30/29	2,905	2,951,837
6.45%, 06/15/34	2,360	2,499,292
Corebridge Financial Inc.
3.65%, 04/05/27	7,701	7,637,014
3.85%, 04/05/29	4,168	4,107,184
3.90%, 04/05/32	5,955	5,663,504
4.35%, 04/05/42	2,640	2,283,389
4.40%, 04/05/52	5,120	4,237,328
5.75%, 01/15/34	3,530	3,693,856
6.05%, 09/15/33	3,160	3,369,542
6.38%, 09/15/54, (5-year CMT + 2.65%)(a)	580	596,874
6.88%, 12/15/52, (5-year CMT + 3.85%)(a)	2,505	2,566,947
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.01%)(a)	1,275	1,259,376
Enstar Group Ltd.
3.10%, 09/01/31	2,856	2,558,514
4.95%, 06/01/29	3,221	3,249,284
Equitable Holdings Inc.
4.35%, 04/20/28	4,986	4,998,350
5.00%, 04/20/48	4,684	4,301,281
5.59%, 01/11/33	2,645	2,772,139
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)	150	157,354
Essent Group Ltd., 6.25%, 07/01/29	1,375	1,439,510
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	4,893	3,138,542
3.50%, 10/15/50	5,114	3,618,199
4.87%, 06/01/44	2,431	2,215,187
F&G Annuities & Life Inc.
6.25%, 10/04/34	1,995	2,028,498
6.50%, 06/04/29	2,300	2,398,338
7.40%, 01/13/28	2,726	2,859,529
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	2,102	1,975,337
4.63%, 04/29/30	2,687	2,696,803
4.85%, 04/17/28	3,049	3,087,870
5.63%, 08/16/32	2,430	2,535,321
5.75%, 05/20/35(c)	300	312,741
6.00%, 12/07/33	3,145	3,343,839
6.10%, 03/15/55	2,205	2,270,501
6.35%, 03/22/54	1,300	1,375,615
Fidelity National Financial Inc.
2.45%, 03/15/31	3,534	3,129,140
3.20%, 09/17/51	3,475	2,238,968
3.40%, 06/15/30	3,515	3,340,513
4.50%, 08/15/28	2,802	2,812,863
Security	Par (000)	Value
Insurance (continued)
First American Financial Corp.
2.40%, 08/15/31	$2,557	$2,228,349
4.00%, 05/15/30	2,625	2,539,890
5.45%, 09/30/34	1,920	1,928,912
Globe Life Inc.
2.15%, 08/15/30	3,522	3,182,248
4.55%, 09/15/28	3,850	3,885,880
4.80%, 06/15/32	2,180	2,191,397
5.85%, 09/15/34	2,060	2,159,340
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30	2,185	1,980,661
5.50%, 09/01/35	1,075	1,090,378
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29	3,580	3,403,847
2.90%, 09/15/51	3,155	2,057,186
3.60%, 08/19/49	4,126	3,123,174
4.30%, 04/15/43	1,886	1,645,729
4.40%, 03/15/48	2,823	2,451,066
5.95%, 10/15/36	1,975	2,138,121
6.10%, 10/01/41	2,094	2,249,357
Horace Mann Educators Corp.
4.70%, 10/01/30	1,470	1,458,500
7.25%, 09/15/28	180	192,949
Jackson Financial Inc.
3.13%, 11/23/31	3,575	3,235,825
4.00%, 11/23/51	2,980	2,128,790
5.17%, 06/08/27	3,340	3,371,937
5.67%, 06/08/32	1,360	1,408,885
Kemper Corp.
2.40%, 09/30/30	3,085	2,749,300
3.80%, 02/23/32	1,960	1,812,454
Lincoln National Corp.
3.05%, 01/15/30	3,136	2,979,922
3.40%, 01/15/31	3,014	2,855,998
3.40%, 03/01/32	584	540,506
3.63%, 12/12/26	1,763	1,751,279
3.80%, 03/01/28	2,459	2,436,470
4.35%, 03/01/48	1,119	918,779
5.85%, 03/15/34	1,275	1,337,253
6.30%, 10/09/37	1,610	1,730,318
7.00%, 06/15/40	2,223	2,520,326
Loews Corp.
3.20%, 05/15/30	3,270	3,128,745
4.13%, 05/15/43	4,257	3,664,064
6.00%, 02/01/35	966	1,044,436
Manulife Financial Corp.
2.48%, 05/19/27	3,460	3,379,003
3.70%, 03/16/32	3,910	3,746,415
4.06%, 02/24/32, (5-year USD ICE Swap +1.65%)(a)	4,013	3,989,943
5.38%, 03/04/46	3,288	3,302,589
Markel Group Inc.
3.35%, 09/17/29	2,135	2,055,681
3.45%, 05/07/52	3,160	2,185,254
3.50%, 11/01/27	2,867	2,829,134
4.15%, 09/17/50	2,651	2,087,852
4.30%, 11/01/47	2,121	1,747,646
5.00%, 04/05/46	2,990	2,720,108
5.00%, 05/20/49	2,335	2,099,495
6.00%, 05/16/54	2,480	2,546,759

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	$4,620	$4,202,420
2.38%, 12/15/31	755	672,175
2.90%, 12/15/51	2,595	1,673,552
4.20%, 03/01/48	4,585	3,845,592
4.35%, 01/30/47	3,052	2,624,578
4.38%, 03/15/29	8,257	8,329,904
4.55%, 11/08/27	5,680	5,740,291
4.65%, 03/15/30	6,440	6,549,476
4.75%, 03/15/39	3,378	3,282,181
4.85%, 11/15/31	5,860	5,985,564
4.90%, 03/15/49	5,451	5,016,833
5.00%, 03/15/35	9,615	9,754,005
5.15%, 03/15/34	1,941	2,000,956
5.35%, 11/15/44	2,415	2,396,072
5.40%, 09/15/33	3,005	3,155,079
5.40%, 03/15/55	6,755	6,646,821
5.45%, 03/15/53	1,795	1,773,658
5.45%, 03/15/54	1,725	1,711,780
5.70%, 09/15/53	4,485	4,602,720
5.75%, 11/01/32	1,745	1,872,954
5.88%, 08/01/33	2,140	2,316,720
6.25%, 11/01/52	1,965	2,161,608
Mercury General Corp., 4.40%, 03/15/27	2,560	2,553,211
MetLife Inc.
4.05%, 03/01/45	4,586	3,842,014
4.13%, 08/13/42	4,223	3,637,546
4.55%, 03/23/30	5,802	5,905,292
4.60%, 05/13/46	3,529	3,242,589
4.72%, 12/15/44	2,906	2,667,227
4.88%, 11/13/43	5,060	4,760,278
5.00%, 07/15/52	4,215	3,935,519
5.25%, 01/15/54	4,420	4,279,877
5.30%, 12/15/34	4,230	4,406,528
5.38%, 07/15/33	3,555	3,742,807
5.70%, 06/15/35	6,738	7,202,018
5.88%, 02/06/41	3,957	4,189,565
6.38%, 06/15/34	3,246	3,622,198
6.40%, 12/15/66	5,297	5,587,887
6.50%, 12/15/32	2,805	3,167,631
10.75%, 08/01/69	3,657	4,894,651
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(a)	200	212,405
MGIC Investment Corp., 5.25%, 08/15/28	1,000	999,732
Nationwide Financial Services Inc., 6.75%, 05/15/87	824	831,035
NMI Holdings Inc., 6.00%, 08/15/29	1,200	1,242,107
Old Republic International Corp.
3.85%, 06/11/51	2,874	2,111,316
5.75%, 03/28/34	2,305	2,395,948
PartnerRe Finance B LLC
3.70%, 07/02/29	4,386	4,294,553
4.50%, 10/01/50, (5-year CMT + 3.82%)(a)	507	482,207
Primerica Inc., 2.80%, 11/19/31	2,333	2,109,714
Principal Financial Group Inc.
2.13%, 06/15/30	3,569	3,235,703
3.10%, 11/15/26	3,025	2,996,847
3.70%, 05/15/29(b)	3,030	2,974,738
4.30%, 11/15/46	2,194	1,886,823
4.35%, 05/15/43	1,913	1,678,614
4.63%, 09/15/42	1,891	1,735,618
Security	Par (000)	Value
Insurance (continued)
5.38%, 03/15/33	$2,290	$2,381,667
5.50%, 03/15/53	1,585	1,596,900
6.05%, 10/15/36	2,630	2,862,559
Progressive Corp. (The)
2.45%, 01/15/27	3,571	3,510,635
2.50%, 03/15/27	3,515	3,447,932
3.00%, 03/15/32	1,599	1,475,783
3.20%, 03/26/30	3,556	3,423,026
3.70%, 01/26/45	1,577	1,268,177
3.70%, 03/15/52	2,390	1,851,643
3.95%, 03/26/50	2,684	2,166,303
4.00%, 03/01/29	3,462	3,465,492
4.13%, 04/15/47	4,503	3,802,906
4.20%, 03/15/48	2,735	2,324,028
4.35%, 04/25/44	2,338	2,066,118
4.95%, 06/15/33	1,890	1,942,418
6.25%, 12/01/32	2,086	2,320,033
6.63%, 03/01/29	2,426	2,620,711
Prudential Financial Inc.
2.10%, 03/10/30(b)	3,775	3,487,052
3.00%, 03/10/40	2,817	2,202,717
3.70%, 10/01/50, (5-year CMT + 3.04%)(a)	1,505	1,401,593
3.70%, 03/13/51	6,819	5,159,975
3.88%, 03/27/28	3,142	3,141,030
3.91%, 12/07/47	4,346	3,473,523
3.94%, 12/07/49	5,166	4,089,714
4.35%, 02/25/50	4,417	3,747,301
4.42%, 03/27/48	2,198	1,891,053
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)	3,780	3,723,887
4.60%, 05/15/44	3,646	3,273,976
5.13%, 03/01/52, (5-year CMT + 3.16%)(a)	2,780	2,775,219
5.20%, 03/14/35	2,200	2,256,435
5.70%, 12/14/36	4,299	4,564,462
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)	4,188	4,230,401
5.75%, 07/15/33	3,187	3,444,327
6.00%, 09/01/52, (5-year CMT + 3.23%)(a)	1,356	1,411,120
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)	4,680	4,982,047
6.63%, 12/01/37	2,286	2,607,792
6.63%, 06/21/40	2,065	2,369,304
6.75%, 03/01/53, (5-year CMT + 2.85%)(a)	1,725	1,846,329
Prudential Funding Asia PLC
3.13%, 04/14/30	3,706	3,558,400
3.63%, 03/24/32	2,320	2,222,654
Reinsurance Group of America Inc.
3.15%, 06/15/30	4,471	4,227,734
3.90%, 05/15/29	5,403	5,340,864
5.75%, 09/15/34	2,080	2,167,904
6.00%, 09/15/33	1,806	1,928,773
6.65%, 09/15/55, (5-year CMT + 2.39%)(a)	20	20,919
RenaissanceRe Finance Inc., 3.45%, 07/01/27	2,468	2,435,228
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	3,375	3,298,102
5.75%, 06/05/33	4,080	4,270,599
5.80%, 04/01/35	1,345	1,407,507
Selective Insurance Group Inc.
5.38%, 03/01/49	750	696,719
5.90%, 04/15/35	1,235	1,286,489
SiriusPoint Ltd., 7.00%, 04/05/29	240	253,093

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Stewart Information Services Corp., 3.60%, 11/15/31	$2,755	$2,466,317
Transatlantic Holdings Inc., 8.00%, 11/30/39	2,073	2,613,985
Travelers Companies Inc. (The)
2.55%, 04/27/50	2,746	1,690,645
3.05%, 06/08/51	3,889	2,629,923
3.75%, 05/15/46	2,835	2,265,727
4.00%, 05/30/47	3,364	2,786,182
4.05%, 03/07/48	2,776	2,295,923
4.10%, 03/04/49	2,921	2,422,584
4.30%, 08/25/45	2,071	1,800,887
4.60%, 08/01/43	2,610	2,395,476
5.05%, 07/24/35	1,805	1,840,114
5.35%, 11/01/40	4,197	4,278,598
5.45%, 05/25/53	2,755	2,773,164
5.70%, 07/24/55	1,040	1,078,658
6.25%, 06/15/37	4,218	4,700,104
6.75%, 06/20/36	2,392	2,757,466
Travelers Property Casualty Corp., 6.38%, 03/15/33	2,603	2,929,186
Unum Group
4.00%, 06/15/29	2,811	2,771,571
4.13%, 06/15/51	2,980	2,281,858
4.50%, 12/15/49	1,595	1,306,577
5.75%, 08/15/42	3,290	3,292,224
6.00%, 06/15/54	1,295	1,305,708
W R Berkley Corp.
3.15%, 09/30/61	1,415	902,437
3.55%, 03/30/52	1,373	988,832
4.00%, 05/12/50	2,606	2,057,667
4.75%, 08/01/44	2,628	2,441,239
Willis North America Inc.
2.95%, 09/15/29	3,964	3,762,594
3.88%, 09/15/49	3,340	2,548,476
4.50%, 09/15/28	4,413	4,440,331
4.65%, 06/15/27	4,948	4,979,983
5.05%, 09/15/48	2,315	2,113,337
5.35%, 05/15/33	1,895	1,957,279
5.90%, 03/05/54	3,850	3,896,644
XL Group Ltd., 5.25%, 12/15/43	2,290	2,228,095
		1,055,668,894
Internet — 0.5%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(b)	5,180	4,706,874
2.70%, 02/09/41(b)	4,915	3,724,487
3.15%, 02/09/51	7,210	5,122,324
3.25%, 02/09/61	4,558	3,125,167
3.40%, 12/06/27(b)	12,144	12,011,726
4.00%, 12/06/37	5,065	4,718,827
4.20%, 12/06/47	8,215	7,151,397
4.40%, 12/06/57	4,345	3,786,328
4.50%, 11/28/34	3,182	3,168,972
4.88%, 05/26/30	370	382,887
5.25%, 05/26/35(b)	1,160	1,220,641
5.63%, 11/26/54	2,630	2,781,038
Alphabet Inc.
0.80%, 08/15/27	6,345	6,034,062
1.10%, 08/15/30	12,049	10,567,817
1.90%, 08/15/40	6,648	4,547,427
2.05%, 08/15/50	12,888	7,257,357
2.25%, 08/15/60(b)	7,715	4,100,447
Security	Par (000)	Value
Internet (continued)
4.00%, 05/15/30	$4,615	$4,631,254
4.50%, 05/15/35	7,610	7,591,469
5.25%, 05/15/55	3,400	3,367,877
5.30%, 05/15/65	3,920	3,851,044
Amazon.com Inc.
1.20%, 06/03/27	3,448	3,313,113
1.50%, 06/03/30	10,245	9,180,861
1.65%, 05/12/28	11,902	11,284,930
2.10%, 05/12/31	11,535	10,378,995
2.50%, 06/03/50	10,351	6,353,739
2.70%, 06/03/60(b)	9,040	5,282,525
2.88%, 05/12/41	10,229	7,832,045
3.10%, 05/12/51	13,190	9,046,244
3.15%, 08/22/27	15,828	15,661,186
3.25%, 05/12/61	8,097	5,368,961
3.30%, 04/13/27	7,255	7,202,883
3.45%, 04/13/29	5,910	5,819,928
3.60%, 04/13/32	10,130	9,786,368
3.88%, 08/22/37	12,767	11,733,210
3.95%, 04/13/52	10,300	8,289,726
4.05%, 08/22/47	14,571	12,237,205
4.10%, 04/13/62	5,428	4,312,706
4.25%, 08/22/57	9,711	8,051,369
4.55%, 12/01/27	4,269	4,330,114
4.65%, 12/01/29	6,440	6,604,788
4.70%, 12/01/32	8,335	8,554,688
4.80%, 12/05/34	6,427	6,619,725
4.95%, 12/05/44	6,608	6,478,573
AppLovin Corp.
5.13%, 12/01/29	3,985	4,068,288
5.38%, 12/01/31	1,475	1,522,841
5.50%, 12/01/34	3,300	3,392,125
5.95%, 12/01/54	2,800	2,804,800
Baidu Inc.
1.63%, 02/23/27	1,524	1,477,619
2.38%, 08/23/31	760	689,774
3.43%, 04/07/30	1,425	1,383,879
3.63%, 07/06/27	1,964	1,950,569
4.38%, 03/29/28	2,260	2,274,539
4.88%, 11/14/28	1,965	2,007,639
Booking Holdings Inc., 3.55%, 03/15/28	3,269	3,234,256
eBay Inc.
2.60%, 05/10/31	4,255	3,874,722
2.70%, 03/11/30	4,725	4,421,059
3.60%, 06/05/27	4,595	4,562,267
3.65%, 05/10/51	5,094	3,825,875
4.00%, 07/15/42	4,786	3,988,312
5.95%, 11/22/27	1,855	1,922,168
6.30%, 11/22/32	1,875	2,059,866
Expedia Group Inc.
2.95%, 03/15/31	2,903	2,697,928
3.25%, 02/15/30	6,044	5,768,523
3.80%, 02/15/28	3,974	3,940,955
4.63%, 08/01/27	2,111	2,124,124
5.40%, 02/15/35	3,685	3,775,465
JD.com Inc.
3.38%, 01/14/30(b)	2,265	2,201,958
4.13%, 01/14/50(b)	1,900	1,600,972
MercadoLibre Inc., 3.13%, 01/14/31	150	137,806
Meta Platforms Inc.
3.50%, 08/15/27	16,870	16,774,849

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
3.85%, 08/15/32	$15,840	$15,282,693
4.20%, 11/15/30	9,600	9,588,671
4.30%, 08/15/29	6,145	6,202,499
4.45%, 08/15/52	11,305	9,465,505
4.55%, 08/15/31	6,295	6,386,726
4.60%, 05/15/28	6,345	6,449,728
4.60%, 11/15/32	5,700	5,726,177
4.65%, 08/15/62	6,980	5,798,049
4.75%, 08/15/34	12,935	13,003,992
4.80%, 05/15/30	6,120	6,295,022
4.88%, 11/15/35	7,900	7,922,606
4.95%, 05/15/33	9,135	9,370,616
5.40%, 08/15/54	11,740	11,290,310
5.50%, 11/15/45	23,360	23,143,338
5.55%, 08/15/64	12,180	11,790,328
5.60%, 05/15/53	11,545	11,448,194
5.63%, 11/15/55	12,950	12,850,424
5.75%, 05/15/63	8,210	8,187,154
5.75%, 11/15/65	20,740	20,523,797
Netflix Inc.
4.38%, 11/15/26	3,670	3,685,091
4.88%, 04/15/28	4,815	4,915,395
4.90%, 08/15/34	2,860	2,937,732
5.40%, 08/15/54	3,430	3,400,288
5.88%, 11/15/28	3,700	3,890,923
6.38%, 05/15/29	5,000	5,366,543
Tencent Music Entertainment Group, 2.00%, 09/03/30	3,891	3,509,106
Uber Technologies Inc.
4.15%, 01/15/31	3,860	3,828,649
4.30%, 01/15/30	1,150	1,152,743
4.80%, 09/15/34	6,490	6,491,991
4.80%, 09/15/35	3,770	3,742,331
5.35%, 09/15/54	2,820	2,725,511
VeriSign Inc.
2.70%, 06/15/31	4,255	3,846,829
4.75%, 07/15/27	4,065	4,063,273
5.25%, 06/01/32	485	496,440
Weibo Corp., 3.38%, 07/08/30(b)	4,764	4,529,576
		635,364,732
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	2,747	2,745,427
6.00%, 06/17/34(b)	2,300	2,466,145
6.35%, 06/17/54(b)	2,650	2,777,916
6.55%, 11/29/27	6,015	6,256,078
6.75%, 03/01/41	2,340	2,558,433
6.80%, 11/29/32(b)	4,295	4,786,266
7.00%, 10/15/39	3,045	3,431,646
Gerdau Trade Inc., 5.75%, 06/09/35	60	62,267
Nucor Corp.
2.70%, 06/01/30	3,284	3,080,535
2.98%, 12/15/55	1,622	1,017,648
3.13%, 04/01/32	2,065	1,909,515
3.85%, 04/01/52	3,220	2,491,401
3.95%, 05/01/28	2,593	2,588,987
4.30%, 05/23/27	4,725	4,746,055
4.40%, 05/01/48	2,054	1,770,332
4.65%, 06/01/30	2,635	2,680,879
5.10%, 06/01/35	2,220	2,266,923
5.20%, 08/01/43	1,440	1,418,595
Security	Par (000)	Value
Iron & Steel (continued)
6.40%, 12/01/37	$1,631	$1,830,609
Reliance Inc., 2.15%, 08/15/30	935	843,956
Steel Dynamics Inc.
1.65%, 10/15/27	1,650	1,576,201
3.25%, 01/15/31	2,781	2,632,440
3.25%, 10/15/50	2,619	1,815,609
3.45%, 04/15/30	2,484	2,393,073
5.00%, 12/15/26	5,103	5,111,195
5.25%, 05/15/35	2,815	2,882,748
5.38%, 08/15/34	2,465	2,556,892
5.75%, 05/15/55	1,375	1,402,657
Vale Overseas Ltd.
3.75%, 07/08/30	4,764	4,596,440
6.13%, 06/12/33	6,535	7,009,483
6.40%, 06/28/54	4,910	5,116,542
6.88%, 11/21/36	2,836	3,217,343
6.88%, 11/10/39(b)	1,431	1,623,982
Vale SA, 5.63%, 09/11/42	1,176	1,205,820
		94,870,038
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	2,284	1,986,436
4.40%, 09/15/32	2,600	2,473,290
5.10%, 04/01/52	1,955	1,576,722
5.85%, 03/18/29(b)	2,110	2,178,599
Harley-Davidson Inc., 4.63%, 07/28/45	1,784	1,478,123
Polaris Inc., 6.95%, 03/15/29	1,350	1,435,792
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	160	157,486
5.38%, 01/15/36	935	941,125
7.50%, 10/15/27	80	84,511
		12,312,084
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29	2,206	2,118,957
3.70%, 01/15/31	2,220	2,080,550
5.85%, 08/01/34	2,495	2,536,228
Hyatt Hotels Corp.
4.38%, 09/15/28	3,125	3,130,937
5.05%, 03/30/28	1,500	1,526,238
5.25%, 06/30/29	1,840	1,888,826
5.38%, 12/15/31	2,290	2,342,048
5.50%, 06/30/34	1,560	1,602,716
5.75%, 01/30/27	2,915	2,965,513
5.75%, 04/23/30	2,302	2,396,006
5.75%, 03/30/32	1,460	1,523,362
Las Vegas Sands Corp.
3.90%, 08/08/29	4,710	4,568,433
5.63%, 06/15/28	3,240	3,312,130
5.90%, 06/01/27	3,370	3,433,227
6.00%, 08/15/29	2,755	2,868,479
6.00%, 06/14/30	2,805	2,933,408
6.20%, 08/15/34	2,795	2,934,776
Marriott International Inc., 5.50%, 04/15/37	6,615	6,785,993
Marriott International Inc./MD
4.20%, 07/15/27	955	957,732
4.50%, 10/15/31	4,300	4,287,356
4.80%, 03/15/30	3,075	3,133,427
4.88%, 05/15/29	1,575	1,606,408
4.90%, 04/15/29	4,520	4,613,235

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
5.00%, 10/15/27	$3,850	$3,911,367
5.10%, 04/15/32	2,430	2,496,779
5.25%, 10/15/35	1,440	1,455,824
5.30%, 05/15/34	3,235	3,320,794
5.35%, 03/15/35	2,800	2,876,370
5.55%, 10/15/28	3,025	3,141,477
Series AA, 4.65%, 12/01/28	2,879	2,917,253
Series FF, 4.63%, 06/15/30	5,407	5,465,655
Series GG, 3.50%, 10/15/32	4,119	3,830,468
Series HH, 2.85%, 04/15/31	2,361	2,174,477
Series II, 2.75%, 10/15/33	4,275	3,714,021
Series X, 4.00%, 04/15/28	2,134	2,129,047
Sands China Ltd.
2.30%, 03/08/27	2,640	2,564,909
2.85%, 03/08/29	3,040	2,877,977
3.25%, 08/08/31	2,860	2,630,729
4.38%, 06/18/30	3,305	3,251,370
5.40%, 08/08/28	4,680	4,776,676
		119,081,178
Machinery — 0.3%
AGCO Corp.
5.45%, 03/21/27	3,065	3,107,296
5.80%, 03/21/34	2,915	3,035,793
Caterpillar Financial Services Corp.
1.10%, 09/14/27	2,906	2,764,610
1.70%, 01/08/27	4,215	4,110,911
3.60%, 08/12/27	4,545	4,528,161
4.38%, 08/16/29(b)	1,785	1,811,400
4.40%, 10/15/27	2,255	2,277,775
4.40%, 03/03/28	1,470	1,486,030
4.50%, 01/07/27	1,365	1,374,440
4.50%, 01/08/27	1,955	1,969,204
4.60%, 11/15/27	3,100	3,144,966
4.70%, 11/15/29	3,995	4,095,629
4.80%, 01/08/30	1,690	1,746,496
4.85%, 02/27/29	2,345	2,409,629
5.00%, 05/14/27	3,790	3,854,442
Series K, 4.10%, 08/15/28	2,700	2,713,314
Caterpillar Inc.
1.90%, 03/12/31	1,965	1,762,526
2.60%, 09/19/29	3,526	3,356,251
2.60%, 04/09/30	5,450	5,136,755
3.25%, 09/19/49	4,969	3,621,397
3.25%, 04/09/50	4,647	3,386,888
3.80%, 08/15/42	7,513	6,390,498
4.30%, 05/15/44	2,517	2,243,956
4.75%, 05/15/64	1,508	1,370,252
5.20%, 05/15/35	6,780	7,038,179
5.20%, 05/27/41	3,486	3,534,355
5.30%, 09/15/35	1,645	1,733,376
5.50%, 05/15/55	1,980	2,034,155
6.05%, 08/15/36	2,538	2,834,649
CNH Industrial Capital LLC
4.50%, 10/08/27	1,140	1,147,499
4.50%, 10/16/30	2,275	2,271,560
4.55%, 04/10/28	3,145	3,166,896
4.75%, 03/21/28	1,975	1,999,042
5.10%, 04/20/29	2,915	2,984,097
5.50%, 01/12/29	2,160	2,234,895
CNH Industrial NV, 3.85%, 11/15/27	3,510	3,492,780
Security	Par (000)	Value
Machinery (continued)
Deere & Co.
2.88%, 09/07/49	$3,820	$2,615,843
3.10%, 04/15/30	3,946	3,794,201
3.75%, 04/15/50	4,971	3,956,389
3.90%, 06/09/42	5,459	4,747,447
5.38%, 10/16/29	3,230	3,399,288
5.45%, 01/16/35	4,795	5,059,546
5.70%, 01/19/55	725	762,594
7.13%, 03/03/31	3,015	3,428,583
Deere Funding Canada Corp., 4.15%, 10/09/30	1,525	1,522,234
Dover Corp.
2.95%, 11/04/29	3,310	3,155,663
5.38%, 10/15/35	992	1,033,674
5.38%, 03/01/41	2,540	2,553,310
Eaton Capital ULC, 4.45%, 05/09/30	3,480	3,512,421
Flowserve Corp.
2.80%, 01/15/32	2,420	2,151,402
3.50%, 10/01/30	2,668	2,540,906
IDEX Corp.
2.63%, 06/15/31	2,540	2,316,587
3.00%, 05/01/30	2,969	2,801,850
4.95%, 09/01/29	1,420	1,451,112
Ingersoll Rand Inc.
5.18%, 06/15/29	2,270	2,344,133
5.20%, 06/15/27	3,330	3,381,045
5.31%, 06/15/31	1,130	1,179,468
5.40%, 08/14/28	1,105	1,141,757
5.45%, 06/15/34	3,195	3,326,160
5.70%, 08/14/33	4,220	4,483,614
5.70%, 06/15/54	2,350	2,392,797
John Deere Capital Corp.
1.45%, 01/15/31	3,370	2,956,711
1.50%, 03/06/28	2,317	2,192,521
1.70%, 01/11/27	2,660	2,593,204
1.75%, 03/09/27	3,096	3,011,248
2.00%, 06/17/31	2,654	2,364,270
2.35%, 03/08/27	1,388	1,360,497
2.45%, 01/09/30	3,326	3,126,405
2.80%, 09/08/27	3,262	3,202,841
2.80%, 07/18/29	3,361	3,220,204
3.05%, 01/06/28	2,425	2,384,810
3.35%, 04/18/29	3,420	3,348,584
3.45%, 03/07/29	4,049	3,983,124
3.90%, 06/07/32	2,430	2,376,052
4.15%, 09/15/27	4,115	4,137,495
4.20%, 07/15/27	3,890	3,912,594
4.35%, 09/15/32	2,860	2,866,527
4.38%, 10/15/30	2,150	2,166,823
4.40%, 09/08/31	4,185	4,217,247
4.50%, 01/08/27	4,330	4,361,105
4.50%, 01/16/29	3,690	3,743,446
4.65%, 01/07/28	3,070	3,118,407
4.70%, 06/10/30	4,185	4,286,153
4.75%, 01/20/28	2,165	2,203,162
4.85%, 03/05/27	2,135	2,161,260
4.85%, 06/11/29	3,505	3,602,262
4.85%, 10/11/29	2,910	3,003,344
4.90%, 06/11/27	3,445	3,501,883
4.90%, 03/03/28	1,580	1,615,438
4.90%, 03/07/31	4,265	4,394,333

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.95%, 07/14/28	$3,375	$3,463,863
5.10%, 04/11/34	4,450	4,605,593
5.15%, 09/08/33	3,745	3,917,270
Series 1, 5.05%, 06/12/34	3,435	3,538,006
Series I, 4.25%, 06/05/28	3,000	3,024,449
Series I, 4.55%, 06/05/30	3,255	3,305,410
Nordson Corp.
4.50%, 12/15/29	2,120	2,136,509
5.60%, 09/15/28	2,140	2,216,480
5.80%, 09/15/33	1,525	1,631,247
nVent Finance SARL
2.75%, 11/15/31	1,768	1,590,166
4.55%, 04/15/28	3,474	3,482,456
5.65%, 05/15/33	1,885	1,971,967
Oshkosh Corp.
3.10%, 03/01/30(b)	1,941	1,843,399
4.60%, 05/15/28	2,358	2,376,291
Otis Worldwide Corp.
2.29%, 04/05/27	2,258	2,203,645
2.57%, 02/15/30	7,776	7,250,366
3.11%, 02/15/40	4,328	3,384,218
3.36%, 02/15/50	4,106	2,948,471
5.13%, 11/19/31	610	632,519
5.13%, 09/04/35	1,070	1,086,085
5.25%, 08/16/28	3,615	3,722,441
Regal Rexnord Corp.
6.05%, 04/15/28	6,665	6,890,240
6.30%, 02/15/30	6,120	6,476,136
6.40%, 04/15/33	5,955	6,377,574
Rockwell Automation Inc.
1.75%, 08/15/31	2,515	2,197,747
2.80%, 08/15/61	2,663	1,604,137
3.50%, 03/01/29	3,288	3,224,236
4.20%, 03/01/49	2,093	1,782,821
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	5,323	5,282,028
4.70%, 09/15/28	7,255	7,339,349
4.90%, 05/29/30	2,480	2,536,953
5.50%, 05/29/35	3,230	3,354,075
5.61%, 03/11/34	1,035	1,087,485
Xylem Inc./New York
1.95%, 01/30/28	4,947	4,728,522
2.25%, 01/30/31(b)	3,133	2,833,548
3.25%, 11/01/26	3,843	3,808,223
4.38%, 11/01/46	2,045	1,751,317
		386,239,318
Manufacturing — 0.1%
3M Co.
2.38%, 08/26/29	5,025	4,719,360
2.88%, 10/15/27	4,483	4,390,207
3.05%, 04/15/30	3,725	3,551,431
3.13%, 09/19/46	1,657	1,174,672
3.25%, 08/26/49	5,003	3,512,517
3.38%, 03/01/29	4,228	4,131,484
3.63%, 09/14/28	3,095	3,062,568
3.63%, 10/15/47	2,716	2,070,928
3.70%, 04/15/50	3,157	2,385,492
3.88%, 06/15/44	1,845	1,512,135
4.00%, 09/14/48	4,755	3,869,655
4.80%, 03/15/30	2,200	2,251,620
5.15%, 03/15/35	2,180	2,237,884
Security	Par (000)	Value
Manufacturing (continued)
5.70%, 03/15/37	$2,742	$2,919,336
Eaton Corp.
3.10%, 09/15/27	3,392	3,350,224
3.92%, 09/15/47	1,324	1,081,744
4.00%, 11/02/32	4,819	4,722,726
4.15%, 03/15/33	4,175	4,113,717
4.15%, 11/02/42	5,129	4,538,788
4.35%, 05/18/28	1,825	1,843,735
4.70%, 08/23/52	2,935	2,685,586
Illinois Tool Works Inc.
2.65%, 11/15/26	6,639	6,566,811
3.90%, 09/01/42	4,437	3,794,551
4.88%, 09/15/41	3,385	3,297,110
Parker-Hannifin Corp.
3.25%, 03/01/27	5,681	5,626,154
3.25%, 06/14/29	4,348	4,225,646
4.00%, 06/14/49	2,661	2,178,313
4.10%, 03/01/47	3,056	2,572,327
4.20%, 11/21/34	2,310	2,242,962
4.25%, 09/15/27	4,970	4,992,635
4.45%, 11/21/44	2,742	2,440,056
4.50%, 09/15/29	4,378	4,441,350
6.25%, 05/15/38	1,546	1,730,943
Pentair Finance SARL
4.50%, 07/01/29	2,833	2,847,951
5.90%, 07/15/32	1,410	1,493,766
Teledyne Technologies Inc.
2.25%, 04/01/28	1,255	1,200,746
2.75%, 04/01/31	3,075	2,836,054
Textron Inc.
2.45%, 03/15/31	3,158	2,850,143
3.00%, 06/01/30	3,020	2,846,658
3.38%, 03/01/28	2,083	2,042,199
3.65%, 03/15/27	3,120	3,095,612
3.90%, 09/17/29	2,404	2,363,426
4.95%, 03/15/36	1,060	1,050,647
5.50%, 05/15/35	2,645	2,740,770
6.10%, 11/15/33	1,590	1,719,393
		135,322,032
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	6,291	5,853,432
2.30%, 02/01/32	5,200	4,438,042
2.80%, 04/01/31	10,789	9,684,454
3.50%, 06/01/41	6,562	4,720,557
3.50%, 03/01/42	5,840	4,138,062
3.70%, 04/01/51	9,054	5,887,953
3.75%, 02/15/28	5,819	5,731,580
3.85%, 04/01/61	8,885	5,432,824
3.90%, 06/01/52	10,710	7,031,536
3.95%, 06/30/62	6,686	4,136,754
4.20%, 03/15/28	6,888	6,850,057
4.40%, 04/01/33	4,740	4,453,565
4.40%, 12/01/61	7,443	5,040,695
4.80%, 03/01/50	12,381	9,628,760
5.05%, 03/30/29	4,378	4,418,886
5.13%, 07/01/49	5,785	4,689,670
5.25%, 04/01/53(b)	6,775	5,516,194
5.38%, 04/01/38	3,618	3,349,020

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.38%, 05/01/47	$11,013	$9,339,272
5.50%, 04/01/63	4,820	3,917,394
5.75%, 04/01/48	10,706	9,451,900
5.85%, 12/01/35	3,420	3,405,917
6.10%, 06/01/29	5,900	6,171,472
6.38%, 10/23/35	9,155	9,477,421
6.48%, 10/23/45	15,564	15,033,897
6.55%, 06/01/34	6,800	7,156,159
6.65%, 02/01/34	4,645	4,909,745
6.70%, 12/01/55	2,930	2,891,337
6.83%, 10/23/55	2,358	2,345,493
Comcast Corp.
1.50%, 02/15/31	7,440	6,423,373
1.95%, 01/15/31	8,871	7,851,836
2.35%, 01/15/27	7,046	6,913,541
2.45%, 08/15/52	6,155	3,339,845
2.65%, 02/01/30	8,658	8,104,080
2.65%, 08/15/62(b)	6,574	3,374,201
2.80%, 01/15/51	9,344	5,591,027
2.89%, 11/01/51	20,795	12,574,160
2.94%, 11/01/56	24,961	14,496,991
2.99%, 11/01/63	16,168	9,005,871
3.15%, 02/15/28	150	147,225
3.20%, 07/15/36	4,880	4,116,105
3.25%, 11/01/39	5,072	3,992,804
3.30%, 02/01/27	6,701	6,642,187
3.40%, 04/01/30	8,130	7,849,612
3.40%, 07/15/46	5,502	3,929,062
3.45%, 02/01/50	8,440	5,800,655
3.75%, 04/01/40	6,924	5,760,126
3.90%, 03/01/38	5,894	5,141,748
3.97%, 11/01/47	6,972	5,356,851
4.00%, 08/15/47	3,657	2,840,797
4.00%, 03/01/48	4,621	3,565,432
4.00%, 11/01/49	8,548	6,469,817
4.05%, 11/01/52	4,659	3,496,659
4.20%, 08/15/34	5,120	4,868,008
4.25%, 10/15/30	6,484	6,470,764
4.25%, 01/15/33	8,026	7,822,690
4.40%, 08/15/35	4,009	3,815,097
4.60%, 10/15/38	4,765	4,437,644
4.60%, 08/15/45	3,176	2,735,930
4.65%, 02/15/33	5,995	5,989,134
4.65%, 07/15/42	3,542	3,146,551
4.70%, 10/15/48	8,683	7,407,793
4.75%, 03/01/44	1,964	1,734,446
4.80%, 05/15/33	5,025	5,044,856
4.95%, 05/15/32	3,185	3,244,141
4.95%, 10/15/58	5,604	4,821,250
5.10%, 06/01/29	410	422,343
5.17%, 01/15/37(c)	43,080	42,428,855
5.30%, 06/01/34	4,990	5,120,587
5.30%, 05/15/35	4,325	4,408,365
5.35%, 05/15/53	6,210	5,715,521
5.50%, 11/15/32	5,025	5,291,926
5.50%, 05/15/64	6,290	5,794,434
5.65%, 06/15/35	3,756	3,938,655
5.65%, 06/01/54	4,990	4,777,605
6.05%, 05/15/55(b)	4,420	4,464,072
6.45%, 03/15/37	2,495	2,770,213
6.50%, 11/15/35	3,357	3,726,590
Security	Par (000)	Value
Media (continued)
6.55%, 07/01/39	$985	$1,106,395
6.95%, 08/15/37	2,300	2,652,705
7.05%, 03/15/33	4,042	4,614,114
FactSet Research Systems Inc.
2.90%, 03/01/27	2,750	2,702,527
3.45%, 03/01/32	2,525	2,333,612
Fox Corp.
3.50%, 04/08/30	4,033	3,897,148
4.71%, 01/25/29	10,747	10,875,301
5.48%, 01/25/39	6,246	6,280,873
5.58%, 01/25/49(b)	6,753	6,557,172
6.50%, 10/13/33	6,360	6,982,873
Grupo Televisa SAB
5.00%, 05/13/45	2,445	1,700,380
5.25%, 05/24/49	1,195	832,490
6.13%, 01/31/46	3,674	2,946,037
6.63%, 01/15/40	3,056	2,803,211
8.50%, 03/11/32(b)	1,845	2,018,535
NBCUniversal Media LLC
4.45%, 01/15/43	3,983	3,411,035
5.95%, 04/01/41	3,596	3,749,477
6.40%, 04/30/40	2,357	2,576,716
Paramount Global
2.90%, 01/15/27	1,189	1,167,297
3.38%, 02/15/28	2,494	2,428,583
3.70%, 06/01/28	2,365	2,314,465
4.20%, 06/01/29	2,010	1,968,496
4.20%, 05/19/32	4,275	3,956,959
4.38%, 03/15/43	3,966	3,000,837
4.60%, 01/15/45	2,607	1,991,082
4.85%, 07/01/42	2,237	1,799,987
4.90%, 08/15/44	2,396	1,894,283
4.95%, 01/15/31	5,125	5,025,628
4.95%, 05/19/50	3,898	3,041,077
5.25%, 04/01/44	1,495	1,238,511
5.50%, 05/15/33	1,772	1,741,467
5.85%, 09/01/43	3,424	3,072,296
5.90%, 10/15/40	1,962	1,802,022
6.88%, 04/30/36	3,636	3,819,024
7.88%, 07/30/30	3,421	3,782,260
TCI Communications Inc., 7.13%, 02/15/28	4,297	4,576,448
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5,393	6,263,229
Time Warner Cable LLC
4.50%, 09/15/42	5,496	4,347,403
5.50%, 09/01/41	5,754	5,171,648
5.88%, 11/15/40	5,823	5,409,618
6.55%, 05/01/37	6,507	6,666,494
6.75%, 06/15/39	6,641	6,806,799
7.30%, 07/01/38	6,491	6,993,875
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	4,874	4,806,490
3.00%, 07/30/46	2,404	1,692,155
3.70%, 12/01/42	2,126	1,742,125
4.13%, 06/01/44	4,297	3,660,671
4.38%, 08/16/41	1,685	1,528,810
Series B, 7.00%, 03/01/32	4,617	5,278,442
Series E, 4.13%, 12/01/41	2,798	2,449,980
Walt Disney Co. (The)
2.00%, 09/01/29	10,187	9,471,810
2.20%, 01/13/28	5,857	5,653,639

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
2.65%, 01/13/31	$10,183	$9,486,812
2.75%, 09/01/49	8,050	5,197,667
3.38%, 11/15/26	3,339	3,321,592
3.50%, 05/13/40	8,072	6,768,845
3.60%, 01/13/51	9,487	7,224,828
3.70%, 03/23/27	3,917	3,911,278
3.80%, 03/22/30	6,789	6,722,878
3.80%, 05/13/60	5,887	4,425,786
4.63%, 03/23/40	3,131	3,012,891
4.70%, 03/23/50	7,755	7,076,159
4.75%, 09/15/44	3,514	3,265,552
4.75%, 11/15/46	2,028	1,869,007
4.95%, 10/15/45	1,951	1,844,779
5.40%, 10/01/43	3,132	3,175,205
6.15%, 03/01/37	2,630	2,913,631
6.15%, 02/15/41	2,907	3,201,812
6.20%, 12/15/34	4,990	5,622,313
6.40%, 12/15/35	4,800	5,447,064
6.55%, 03/15/33	3,044	3,457,679
6.65%, 11/15/37	5,752	6,649,732
7.75%, 12/01/45	1,575	2,048,875
		759,532,419
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	3,045	2,575,775
4.38%, 06/15/45	2,238	1,973,822
Timken Co. (The)
4.13%, 04/01/32	1,930	1,853,207
4.50%, 12/15/28	2,870	2,880,408
Valmont Industries Inc.
5.00%, 10/01/44	2,524	2,376,214
5.25%, 10/01/54	1,574	1,494,459
		13,153,885
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	4,450	4,315,595
3.75%, 10/01/30	3,243	3,101,131
Barrick Mining Corp.
5.25%, 04/01/42	1,125	1,114,945
6.45%, 10/15/35	1,593	1,769,742
Barrick North America Finance LLC
5.70%, 05/30/41	4,333	4,457,537
5.75%, 05/01/43	4,082	4,221,409
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	3,953	4,201,460
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	4,421	3,891,564
4.75%, 02/28/28	4,460	4,527,113
4.90%, 02/28/33	2,895	2,956,891
5.00%, 02/21/30	4,450	4,589,829
5.00%, 02/15/36	875	887,972
5.00%, 09/30/43	11,448	11,025,787
5.10%, 09/08/28	5,363	5,513,180
5.13%, 02/21/32	3,525	3,652,795
5.25%, 09/08/30	4,410	4,594,877
5.25%, 09/08/33	5,960	6,200,116
5.30%, 02/21/35	5,515	5,718,131
5.50%, 09/08/53	2,480	2,521,892
5.75%, 09/05/55	1,880	1,960,772
Security	Par (000)	Value
Mining (continued)
Freeport-McMoRan Inc.
4.13%, 03/01/28	$3,487	$3,471,506
4.25%, 03/01/30	2,811	2,788,550
4.38%, 08/01/28	3,926	3,914,154
4.63%, 08/01/30	3,726	3,729,199
5.00%, 09/01/27	3,688	3,689,909
5.25%, 09/01/29	3,245	3,296,087
5.40%, 11/14/34	3,596	3,709,097
5.45%, 03/15/43	8,075	7,835,940
Kinross Gold Corp.
4.50%, 07/15/27	3,515	3,529,902
6.25%, 07/15/33	860	937,223
Newmont Corp.
2.60%, 07/15/32(b)	4,045	3,666,685
4.88%, 03/15/42	2,301	2,229,078
5.45%, 06/09/44	2,707	2,735,383
5.88%, 04/01/35	2,820	3,056,377
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	1,700	1,630,939
4.20%, 05/13/50	860	723,229
5.35%, 03/15/34	4,199	4,385,834
Rio Tinto Alcan Inc.
5.75%, 06/01/35	2,728	2,925,977
6.13%, 12/15/33	4,678	5,144,222
7.25%, 03/15/31	2,873	3,296,914
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	6,109	3,848,897
5.20%, 11/02/40	5,044	5,066,822
7.13%, 07/15/28	4,106	4,430,609
Rio Tinto Finance USA PLC
4.13%, 08/21/42	3,164	2,759,295
4.38%, 03/12/27	1,860	1,872,867
4.50%, 03/14/28	3,120	3,153,831
4.75%, 03/22/42	3,840	3,614,302
4.88%, 03/14/30	5,105	5,237,617
5.00%, 03/14/32	2,910	2,999,987
5.00%, 03/09/33	2,535	2,608,574
5.13%, 03/09/53	4,103	3,903,933
5.25%, 03/14/35	5,665	5,856,582
5.75%, 03/14/55	2,780	2,872,416
5.88%, 03/14/65	615	644,354
Southern Copper Corp.
5.25%, 11/08/42	7,612	7,383,813
5.88%, 04/23/45	4,018	4,191,353
6.75%, 04/16/40	5,811	6,629,988
7.50%, 07/27/35	4,613	5,491,184
Yamana Gold Inc., 2.63%, 08/15/31	1,735	1,549,531
		222,034,898
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	5,624	5,523,365
3.25%, 02/15/29	4,974	4,763,841
3.28%, 12/01/28	3,530	3,409,343
3.57%, 12/01/31	5,285	4,923,459
4.25%, 04/01/28	5,067	5,035,291
5.10%, 03/01/30	650	661,823
5.55%, 08/22/34	910	934,033
		25,251,155

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas — 0.8%
APA Corp.
6.10%, 02/15/35	$1,835	$1,865,919
6.75%, 02/15/55	2,610	2,604,516
Series ., 4.25%, 01/15/30	2,230	2,176,173
Series ., 5.10%, 09/01/40	1,580	1,389,458
Series ., 5.35%, 07/01/49	2,460	2,042,499
Series ., 6.00%, 01/15/37	100	99,367
BP Capital Markets America Inc.
1.75%, 08/10/30	4,936	4,413,326
2.72%, 01/12/32	9,275	8,435,828
2.77%, 11/10/50	7,480	4,740,782
2.94%, 06/04/51	10,075	6,556,790
3.00%, 02/24/50	9,300	6,189,880
3.00%, 03/17/52	5,725	3,750,118
3.02%, 01/16/27	4,886	4,834,205
3.06%, 06/17/41	6,480	4,963,899
3.38%, 02/08/61	8,393	5,604,262
3.54%, 04/06/27	3,564	3,543,489
3.59%, 04/14/27	4,708	4,682,320
3.63%, 04/06/30	5,657	5,544,232
3.94%, 09/21/28	5,153	5,143,512
4.23%, 11/06/28	7,315	7,354,912
4.70%, 04/10/29	6,225	6,335,821
4.81%, 02/13/33	6,035	6,113,398
4.87%, 11/25/29	3,335	3,419,780
4.89%, 09/11/33	4,715	4,796,399
4.97%, 10/17/29	3,805	3,916,151
4.99%, 04/10/34	7,555	7,717,047
5.02%, 11/17/27	5,320	5,423,271
5.23%, 11/17/34	7,150	7,398,830
BP Capital Markets PLC
3.28%, 09/19/27	7,070	6,987,975
3.72%, 11/28/28	4,032	3,993,449
Burlington Resources LLC
5.95%, 10/15/36	950	1,026,573
7.20%, 08/15/31	1,570	1,787,699
Canadian Natural Resources Ltd.
2.95%, 07/15/30	2,800	2,625,190
3.85%, 06/01/27	6,346	6,309,195
4.95%, 06/01/47	4,568	4,060,891
5.00%, 12/15/29(c)	1,280	1,306,383
5.40%, 12/15/34(c)	1,000	1,019,577
5.85%, 02/01/35	2,055	2,142,668
6.25%, 03/15/38	5,233	5,568,016
6.45%, 06/30/33	1,915	2,072,990
6.50%, 02/15/37	2,404	2,614,104
6.75%, 02/01/39	2,325	2,560,945
7.20%, 01/15/32	1,995	2,242,215
Cenovus Energy Inc.
2.65%, 01/15/32	2,236	1,979,721
3.75%, 02/15/52	4,355	3,094,012
4.25%, 04/15/27	2,345	2,344,418
5.25%, 06/15/37	2,815	2,747,170
5.40%, 06/15/47	3,444	3,197,463
6.75%, 11/15/39	1,990	2,197,144
Chevron Corp.
2.00%, 05/11/27	6,370	6,200,271
2.24%, 05/11/30	7,556	6,988,054
3.08%, 05/11/50	5,376	3,736,613
Chevron USA Inc.
1.02%, 08/12/27	5,364	5,110,261
Security	Par (000)	Value
Oil & Gas (continued)
2.34%, 08/12/50	$4,063	$2,418,416
3.25%, 10/15/29	3,661	3,572,396
3.85%, 01/15/28	4,166	4,166,886
3.95%, 08/13/27	2,200	2,206,210
4.05%, 08/13/28	2,300	2,314,314
4.30%, 10/15/30	5,385	5,430,909
4.41%, 02/26/27	1,140	1,148,793
4.48%, 02/26/28	3,260	3,303,425
4.50%, 10/15/32	4,375	4,416,151
4.69%, 04/15/30	2,900	2,968,088
4.82%, 04/15/32	3,330	3,423,921
4.85%, 10/15/35	3,700	3,742,650
4.98%, 04/15/35	3,300	3,388,626
5.25%, 11/15/43	1,790	1,811,858
6.00%, 03/01/41	1,695	1,860,073
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	1,249	1,201,748
3.30%, 09/30/49	1,315	1,034,127
4.25%, 05/09/43	3,599	3,362,014
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	500	461,574
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	3,772	3,809,656
CNOOC Petroleum North America ULC
5.88%, 03/10/35	2,000	2,243,803
6.40%, 05/15/37	3,000	3,564,210
7.88%, 03/15/32	3,000	3,584,383
ConocoPhillips Co.
3.76%, 03/15/42	7,690	6,350,969
3.80%, 03/15/52	5,445	4,103,473
4.03%, 03/15/62	9,142	6,815,559
4.30%, 11/15/44	3,650	3,154,908
4.70%, 01/15/30	6,585	6,718,307
4.85%, 01/15/32	3,365	3,447,270
4.88%, 10/01/47	1,640	1,495,821
5.00%, 01/15/35	5,495	5,565,686
5.05%, 09/15/33	4,390	4,521,263
5.30%, 05/15/53	4,455	4,230,942
5.50%, 01/15/55	4,245	4,141,755
5.55%, 03/15/54	3,565	3,515,712
5.65%, 01/15/65	4,425	4,351,658
5.70%, 09/15/63	2,775	2,747,815
5.90%, 10/15/32	2,316	2,518,977
5.90%, 05/15/38	1,062	1,146,992
5.95%, 03/15/46	1,015	1,071,119
6.50%, 02/01/39	3,074	3,464,365
6.95%, 04/15/29	1,728	1,886,812
Continental Resources Inc./OK
4.38%, 01/15/28	5,270	5,243,841
4.90%, 06/01/44	4,085	3,298,473
Coterra Energy Inc.
3.90%, 05/15/27	5,748	5,718,460
4.38%, 03/15/29	3,265	3,261,209
5.40%, 02/15/35	3,400	3,424,630
5.60%, 03/15/34	2,595	2,658,470
5.90%, 02/15/55	2,220	2,132,889
Devon Energy Corp.
4.50%, 01/15/30(b)	4,635	4,643,577
4.75%, 05/15/42	4,078	3,537,199
5.00%, 06/15/45	3,922	3,389,570
5.20%, 09/15/34(b)	4,945	4,915,508

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.25%, 10/15/27	$5,125	$5,125,508
5.60%, 07/15/41	5,437	5,235,936
5.75%, 09/15/54	4,875	4,485,609
5.88%, 06/15/28	2,765	2,766,435
7.88%, 09/30/31	2,622	3,032,410
7.95%, 04/15/32	1,875	2,175,400
Diamondback Energy Inc.
3.13%, 03/24/31	4,602	4,280,180
3.25%, 12/01/26	5,461	5,411,982
3.50%, 12/01/29	4,623	4,462,303
4.25%, 03/15/52	4,124	3,261,934
4.40%, 03/24/51	4,085	3,320,441
5.15%, 01/30/30	4,460	4,579,213
5.20%, 04/18/27	6,070	6,152,170
5.40%, 04/18/34	5,700	5,817,292
5.55%, 04/01/35	4,070	4,176,051
5.75%, 04/18/54	5,820	5,599,031
5.90%, 04/18/64	4,380	4,199,208
6.25%, 03/15/33	4,605	4,959,180
6.25%, 03/15/53	3,305	3,383,572
Eni USA Inc., 7.30%, 11/15/27	1,310	1,385,817
EOG Resources Inc.
3.90%, 04/01/35	2,663	2,474,289
4.38%, 04/15/30	4,099	4,129,758
4.40%, 07/15/28	3,925	3,963,464
4.95%, 04/15/50	5,279	4,813,098
5.00%, 07/15/32	4,485	4,586,132
5.35%, 01/15/36	5,095	5,238,139
5.65%, 12/01/54	2,485	2,486,046
5.95%, 07/15/55	2,755	2,874,775
EQT Corp.
3.90%, 10/01/27	5,656	5,614,950
4.50%, 01/15/29	150	149,931
4.75%, 01/15/31	170	170,192
5.00%, 01/15/29	2,370	2,399,009
5.70%, 04/01/28	2,510	2,591,774
5.75%, 02/01/34	2,780	2,908,963
7.00%, 02/01/30	3,130	3,396,761
7.50%, 06/01/30	480	528,906
Equinor ASA
2.38%, 05/22/30	4,602	4,281,181
3.00%, 04/06/27	921	911,197
3.13%, 04/06/30	5,646	5,415,691
3.25%, 11/18/49	3,909	2,800,437
3.63%, 09/10/28	4,991	4,947,293
3.63%, 04/06/40	2,099	1,787,548
3.70%, 04/06/50	3,905	3,035,407
3.95%, 05/15/43	3,552	3,019,060
4.25%, 06/02/28	1,400	1,409,843
4.25%, 11/23/41	2,330	2,110,841
4.80%, 11/08/43	3,025	2,879,003
5.10%, 08/17/40	3,102	3,111,555
5.13%, 06/03/35	2,825	2,915,191
7.25%, 09/23/27	540	572,415
Expand Energy Corp.
4.75%, 02/01/32	2,200	2,163,674
5.38%, 02/01/29	1,130	1,130,762
5.38%, 03/15/30	3,370	3,419,200
5.70%, 01/15/35	2,565	2,640,659
Exxon Mobil Corp.
2.44%, 08/16/29	8,141	7,751,466
Security	Par (000)	Value
Oil & Gas (continued)
2.61%, 10/15/30	$8,155	$7,621,031
3.00%, 08/16/39	6,860	5,513,837
3.10%, 08/16/49	8,931	6,235,173
3.29%, 03/19/27	4,100	4,075,864
3.45%, 04/15/51	11,263	8,283,371
3.48%, 03/19/30	6,774	6,623,751
3.57%, 03/06/45	3,987	3,183,675
4.11%, 03/01/46	11,951	10,191,013
4.23%, 03/19/40	7,521	6,922,364
4.33%, 03/19/50	11,110	9,542,157
Helmerich & Payne Inc.
2.90%, 09/29/31	3,095	2,742,808
4.65%, 12/01/27(b)	1,210	1,217,622
4.85%, 12/01/29(b)	760	760,715
5.50%, 12/01/34(b)	1,390	1,367,927
Hess Corp.
4.30%, 04/01/27	6,782	6,801,526
5.60%, 02/15/41	6,253	6,530,579
5.80%, 04/01/47	2,679	2,800,880
6.00%, 01/15/40	4,163	4,534,722
7.13%, 03/15/33	2,657	3,090,496
7.30%, 08/15/31	3,214	3,701,888
7.88%, 10/01/29	2,907	3,292,443
HF Sinclair Corp.
4.50%, 10/01/30	1,947	1,922,776
5.00%, 02/01/28	2,795	2,798,025
5.50%, 09/01/32	1,165	1,184,453
5.75%, 01/15/31	1,835	1,900,889
6.25%, 01/15/35	1,505	1,573,443
Marathon Petroleum Corp.
3.80%, 04/01/28	3,413	3,378,399
4.50%, 04/01/48	3,232	2,617,566
4.75%, 09/15/44	4,676	4,060,837
5.00%, 09/15/54	2,728	2,318,160
5.13%, 12/15/26	5,899	5,947,698
5.15%, 03/01/30	2,945	3,025,842
5.70%, 03/01/35(b)	2,875	2,973,333
6.50%, 03/01/41	4,556	4,891,640
Occidental Petroleum Corp.
4.20%, 03/15/48	2,005	1,511,410
4.40%, 04/15/46	2,672	2,121,555
5.00%, 08/01/27	4,790	4,858,300
5.20%, 08/01/29	6,900	7,045,008
5.38%, 01/01/32	5,170	5,257,436
5.55%, 10/01/34(b)	6,505	6,589,643
6.05%, 10/01/54	4,967	4,848,834
6.13%, 01/01/31	6,060	6,385,303
6.20%, 03/15/40	3,835	3,921,221
6.38%, 09/01/28	2,025	2,122,037
6.45%, 09/15/36	8,135	8,633,927
6.60%, 03/15/46	5,470	5,696,810
6.63%, 09/01/30	7,510	8,057,270
7.50%, 05/01/31	4,105	4,602,754
7.88%, 09/15/31	2,072	2,369,119
7.95%, 06/15/39	2,060	2,427,019
8.50%, 07/15/27	3,395	3,563,426
8.88%, 07/15/30	5,520	6,378,872
Ovintiv Inc.
5.65%, 05/15/28	2,645	2,719,280
6.25%, 07/15/33	3,040	3,186,194
6.50%, 08/15/34	2,949	3,130,039

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.50%, 02/01/38	$2,575	$2,699,344
6.63%, 08/15/37	2,525	2,663,604
7.10%, 07/15/53	2,720	2,907,966
7.20%, 11/01/31	1,950	2,153,120
7.38%, 11/01/31	2,325	2,588,489
8.13%, 09/15/30	1,430	1,629,619
Patterson-UTI Energy Inc.
3.95%, 02/01/28	920	903,172
5.15%, 11/15/29(b)	1,770	1,776,619
7.15%, 10/01/33	1,795	1,912,087
Phillips 66
2.15%, 12/15/30	4,025	3,597,970
3.30%, 03/15/52	4,970	3,305,046
3.90%, 03/15/28	4,066	4,038,744
4.65%, 11/15/34	4,941	4,838,412
4.88%, 11/15/44	7,528	6,707,754
5.88%, 05/01/42	6,644	6,766,496
Phillips 66 Co.
3.15%, 12/15/29	2,991	2,861,873
3.75%, 03/01/28	3,281	3,250,532
4.68%, 02/15/45	2,445	2,093,088
4.90%, 10/01/46	3,197	2,821,899
4.95%, 12/01/27	4,515	4,586,368
4.95%, 03/15/35	3,180	3,157,390
5.25%, 06/15/31	4,695	4,873,035
5.30%, 06/30/33	4,205	4,329,043
5.50%, 03/15/55	2,070	1,942,337
5.65%, 06/15/54	2,610	2,498,461
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(a)	1,835	1,825,717
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(a)	2,145	2,169,630
Pioneer Natural Resources Co.
1.90%, 08/15/30	5,755	5,187,054
2.15%, 01/15/31	1,110	1,002,672
Shell Finance U.S. Inc.
2.38%, 11/07/29	7,616	7,158,591
2.75%, 04/06/30	5,103	4,832,822
3.25%, 04/06/50	7,648	5,425,159
3.75%, 09/12/46	5,046	4,010,383
4.00%, 05/10/46	6,759	5,582,744
4.13%, 05/11/35	7,018	6,768,543
4.38%, 05/11/45	11,008	9,651,824
4.55%, 08/12/43	4,463	4,061,177
Shell International Finance BV
2.38%, 11/07/29	820	774,284
2.75%, 04/06/30(b)	1,450	1,380,410
2.88%, 11/26/41	2,990	2,222,161
3.00%, 11/26/51	5,260	3,512,354
3.13%, 11/07/49	6,058	4,188,696
3.25%, 04/06/50(b)	350	244,180
3.63%, 08/21/42	2,813	2,287,799
3.88%, 11/13/28	6,325	6,319,516
4.00%, 05/10/46	1,220	1,003,303
4.13%, 05/11/35(b)	1,340	1,328,800
4.38%, 05/11/45	1,220	1,080,428
5.50%, 03/25/40	5,793	6,012,640
6.38%, 12/15/38	10,716	12,106,742
Suncor Energy Inc.
3.75%, 03/04/51	4,073	2,940,460
4.00%, 11/15/47	4,252	3,257,604
Security	Par (000)	Value
Oil & Gas (continued)
5.95%, 12/01/34	$2,725	$2,872,582
6.50%, 06/15/38	320	346,307
6.80%, 05/15/38	2,746	3,030,256
6.85%, 06/01/39	4,136	4,607,406
7.15%, 02/01/32	2,352	2,640,363
TotalEnergies Capital International SA
2.83%, 01/10/30	6,059	5,770,264
2.99%, 06/29/41(b)	5,208	3,946,082
3.13%, 05/29/50	11,341	7,772,312
3.39%, 06/29/60	3,615	2,416,776
3.46%, 02/19/29	6,164	6,049,094
3.46%, 07/12/49	6,705	4,924,294
TotalEnergies Capital SA
3.88%, 10/11/28	5,302	5,298,997
4.72%, 09/10/34	3,380	3,410,022
5.15%, 04/05/34	5,590	5,812,529
5.28%, 09/10/54	3,730	3,578,194
5.43%, 09/10/64	4,010	3,846,212
5.49%, 04/05/54	5,890	5,809,440
5.64%, 04/05/64	3,975	3,949,900
Valero Energy Corp.
2.15%, 09/15/27	4,320	4,164,337
2.80%, 12/01/31	2,805	2,551,141
3.65%, 12/01/51	4,695	3,297,190
4.00%, 04/01/29	2,265	2,245,623
4.00%, 06/01/52	3,120	2,317,224
4.35%, 06/01/28	4,151	4,164,438
4.90%, 03/15/45	3,201	2,870,919
5.15%, 02/15/30	1,990	2,047,141
6.63%, 06/15/37	7,495	8,301,745
7.50%, 04/15/32	3,028	3,484,427
Viper Energy Partners LLC
4.90%, 08/01/30	1,235	1,243,677
5.70%, 08/01/35	2,780	2,831,661
Woodside Finance Ltd.
4.90%, 05/19/28	515	522,170
5.10%, 09/12/34	4,650	4,608,709
5.40%, 05/19/30	890	913,843
5.70%, 05/19/32	730	758,095
5.70%, 09/12/54	4,400	4,224,643
6.00%, 05/19/35	1,500	1,568,336
		1,136,801,793
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	5,659	5,544,613
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	5,145	5,030,158
3.14%, 11/07/29	2,521	2,433,107
3.34%, 12/15/27	7,321	7,224,594
4.08%, 12/15/47	6,483	5,224,953
4.49%, 05/01/30	2,859	2,886,787
Halliburton Co.
2.92%, 03/01/30	3,613	3,410,856
4.50%, 11/15/41	2,770	2,440,131
4.75%, 08/01/43	4,555	4,069,813
4.85%, 11/15/35	4,987	4,930,357
5.00%, 11/15/45	8,861	8,075,918
6.70%, 09/15/38	3,811	4,278,812
7.45%, 09/15/39	4,561	5,459,774
NOV Inc.
3.60%, 12/01/29	3,702	3,584,486

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
3.95%, 12/01/42	$6,176	$4,874,569
Schlumberger Investment SA, 2.65%, 06/26/30	3,398	3,176,390
		72,645,318
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
4.50%, 05/15/28	2,240	2,250,881
5.63%, 05/26/33	2,795	2,920,030
Amcor Flexibles North America Inc.
2.63%, 06/19/30	2,730	2,523,088
2.69%, 05/25/31	3,725	3,391,614
4.80%, 03/17/28	3,210	3,249,531
5.10%, 03/17/30	1,285	1,318,876
5.50%, 03/17/35(b)	1,845	1,907,777
Amcor Group Finance PLC, 5.45%, 05/23/29	2,290	2,362,980
AptarGroup Inc., 3.60%, 03/15/32	1,370	1,277,918
Berry Global Inc.
1.65%, 01/15/27	3,825	3,703,952
5.50%, 04/15/28	2,741	2,818,736
5.65%, 01/15/34	2,800	2,923,969
5.80%, 06/15/31	3,720	3,941,664
Packaging Corp. of America
3.00%, 12/15/29	2,744	2,622,576
3.05%, 10/01/51	2,715	1,790,304
3.40%, 12/15/27	3,144	3,105,275
4.05%, 12/15/49	2,822	2,272,902
5.20%, 08/15/35	930	945,834
5.70%, 12/01/33	2,251	2,381,019
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	2,450	2,524,681
5.44%, 04/03/34	5,615	5,804,569
5.78%, 04/03/54	3,330	3,387,242
Smurfit Westrock Financing DAC, 5.42%, 01/15/35	2,555	2,633,144
Sonoco Products Co.
2.25%, 02/01/27	2,880	2,807,787
2.85%, 02/01/32	2,513	2,252,515
3.13%, 05/01/30	3,075	2,902,474
4.60%, 09/01/29	1,745	1,754,842
5.00%, 09/01/34(b)	1,690	1,666,520
5.75%, 11/01/40	1,285	1,311,298
WestRock MWV LLC
7.95%, 02/15/31	1,593	1,836,484
8.20%, 01/15/30	3,026	3,450,108
WRKCo Inc.
3.00%, 06/15/33	3,213	2,857,115
3.38%, 09/15/27	2,319	2,288,528
3.90%, 06/01/28	3,081	3,053,733
4.00%, 03/15/28	2,936	2,923,264
4.20%, 06/01/32	2,326	2,257,843
4.90%, 03/15/29	3,834	3,906,395
		97,327,468
Pharmaceuticals — 1.2%
AbbVie Inc.
2.95%, 11/21/26	12,202	12,080,096
3.20%, 11/21/29	25,059	24,185,776
4.05%, 11/21/39	17,676	15,816,487
4.25%, 11/14/28	3,961	3,990,884
4.25%, 11/21/49	24,698	20,785,095
4.30%, 05/14/36	5,160	4,951,436
Security	Par (000)	Value
Pharmaceuticals (continued)
4.40%, 11/06/42	$11,217	$10,126,848
4.45%, 05/14/46	8,458	7,482,132
4.50%, 05/14/35	11,661	11,448,972
4.55%, 03/15/35	7,492	7,400,972
4.63%, 10/01/42	2,878	2,671,227
4.65%, 03/15/28	5,275	5,357,505
4.70%, 05/14/45	11,393	10,462,765
4.75%, 03/15/45	4,634	4,303,801
4.80%, 03/15/27	11,120	11,235,196
4.80%, 03/15/29	15,500	15,858,455
4.85%, 06/15/44	4,873	4,586,257
4.88%, 03/15/30	5,175	5,326,364
4.88%, 11/14/48	8,300	7,706,058
4.95%, 03/15/31	8,245	8,523,736
5.05%, 03/15/34	13,580	13,973,872
5.20%, 03/15/35	4,755	4,915,961
5.35%, 03/15/44	3,650	3,662,807
5.40%, 03/15/54	12,020	11,932,236
5.50%, 03/15/64	5,465	5,457,736
5.60%, 03/15/55	3,240	3,317,541
Astrazeneca Finance LLC
1.75%, 05/28/28	6,854	6,497,063
2.25%, 05/28/31	3,887	3,523,393
4.80%, 02/26/27	6,015	6,084,748
4.85%, 02/26/29	6,015	6,167,525
4.88%, 03/03/28	6,175	6,307,647
4.88%, 03/03/33	2,129	2,198,603
4.90%, 03/03/30	3,520	3,627,174
4.90%, 02/26/31	4,725	4,881,144
5.00%, 02/26/34	5,435	5,615,818
AstraZeneca PLC
1.38%, 08/06/30	6,676	5,900,757
2.13%, 08/06/50	2,164	1,245,890
3.00%, 05/28/51	1,355	934,167
3.13%, 06/12/27	5,516	5,455,237
4.00%, 01/17/29	4,970	4,965,825
4.00%, 09/18/42	4,929	4,306,458
4.38%, 11/16/45	4,264	3,813,388
4.38%, 08/17/48	3,902	3,451,754
6.45%, 09/15/37	12,337	14,107,818
Becton Dickinson & Co.
1.96%, 02/11/31	5,295	4,680,788
2.82%, 05/20/30	3,947	3,704,832
3.70%, 06/06/27	9,183	9,121,878
3.79%, 05/20/50	2,712	2,065,610
4.30%, 08/22/32	3,175	3,119,517
4.67%, 06/06/47	6,142	5,432,005
4.69%, 02/13/28	4,530	4,579,659
4.69%, 12/15/44	5,035	4,505,736
4.87%, 02/08/29	3,115	3,172,125
5.08%, 06/07/29	3,790	3,889,440
5.11%, 02/08/34	1,455	1,484,960
Bristol-Myers Squibb Co.
1.13%, 11/13/27	4,086	3,875,246
1.45%, 11/13/30	5,905	5,192,092
2.35%, 11/13/40	3,179	2,253,746
2.55%, 11/13/50	8,257	4,991,784
2.95%, 03/15/32	6,175	5,686,227
3.25%, 02/27/27	1,975	1,960,496
3.25%, 08/01/42	3,453	2,673,775
3.40%, 07/26/29	11,767	11,491,736

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.45%, 11/15/27	$3,465	$3,437,546
3.55%, 03/15/42	4,875	3,950,316
3.70%, 03/15/52	9,715	7,284,388
3.90%, 02/20/28	8,808	8,805,635
3.90%, 03/15/62	5,442	3,989,825
4.13%, 06/15/39	10,486	9,525,935
4.25%, 10/26/49	16,132	13,451,813
4.35%, 11/15/47	6,199	5,300,939
4.50%, 03/01/44	1,435	1,281,719
4.55%, 02/20/48	6,711	5,878,691
4.63%, 05/15/44	2,785	2,531,128
4.90%, 02/22/27	3,335	3,376,983
4.90%, 02/22/29	5,955	6,110,708
5.00%, 08/15/45	3,200	3,046,640
5.10%, 02/22/31	5,195	5,401,555
5.20%, 02/22/34	10,970	11,390,707
5.50%, 02/22/44	1,720	1,745,035
5.55%, 02/22/54	9,645	9,583,570
5.65%, 02/22/64	8,005	7,942,998
5.75%, 02/01/31	4,355	4,660,358
5.90%, 11/15/33	4,595	4,997,606
6.25%, 11/15/53	4,665	5,089,155
6.40%, 11/15/63	4,411	4,884,583
Cardinal Health Inc.
3.41%, 06/15/27	3,935	3,894,943
4.37%, 06/15/47	2,694	2,266,102
4.50%, 09/15/30	1,725	1,734,904
4.50%, 11/15/44	2,215	1,914,749
4.60%, 03/15/43	1,835	1,616,212
4.70%, 11/15/26	1,640	1,651,068
4.90%, 09/15/45	2,627	2,388,510
5.00%, 11/15/29	2,480	2,545,839
5.13%, 02/15/29	3,925	4,033,820
5.15%, 09/15/35	3,015	3,045,684
5.35%, 11/15/34	1,920	1,976,299
5.45%, 02/15/34	2,035	2,117,823
5.75%, 11/15/54	2,505	2,543,521
Cencora Inc.
2.70%, 03/15/31	5,590	5,136,921
2.80%, 05/15/30	2,197	2,064,153
3.45%, 12/15/27	5,606	5,533,747
4.25%, 03/01/45	2,660	2,254,064
4.30%, 12/15/47	2,615	2,184,381
4.63%, 12/15/27	1,030	1,041,508
4.85%, 12/15/29	2,875	2,937,329
5.13%, 02/15/34	1,265	1,297,504
5.15%, 02/15/35	1,910	1,958,666
CVS Health Corp.
1.30%, 08/21/27	11,021	10,469,176
1.75%, 08/21/30	5,925	5,222,057
1.88%, 02/28/31	5,735	5,003,009
2.13%, 09/15/31	4,470	3,896,581
2.70%, 08/21/40	460	328,697
3.25%, 08/15/29	7,863	7,559,345
3.63%, 04/01/27	3,638	3,607,744
3.75%, 04/01/30	5,578	5,423,172
4.13%, 04/01/40	3,081	2,636,325
4.25%, 04/01/50	2,038	1,608,894
4.30%, 03/25/28	15,760	15,783,735
4.78%, 03/25/38	22,790	21,391,792
4.88%, 07/20/35	3,299	3,234,181
Security	Par (000)	Value
Pharmaceuticals (continued)
5.00%, 01/30/29	$4,870	$4,970,212
5.00%, 09/15/32	2,715	2,757,974
5.05%, 03/25/48	34,349	30,749,607
5.13%, 02/21/30	4,685	4,810,426
5.13%, 07/20/45	14,539	13,192,250
5.25%, 01/30/31	3,650	3,764,005
5.25%, 02/21/33	7,531	7,737,266
5.30%, 06/01/33	5,411	5,558,043
5.30%, 12/05/43	3,532	3,339,695
5.40%, 06/01/29	4,285	4,431,379
5.45%, 09/15/35	4,030	4,112,683
5.55%, 06/01/31	4,655	4,879,054
5.63%, 02/21/53	6,040	5,719,186
5.70%, 06/01/34	5,715	5,971,987
5.88%, 06/01/53	5,747	5,641,037
6.00%, 06/01/44	3,745	3,793,939
6.00%, 06/01/63	3,495	3,442,139
6.05%, 06/01/54	4,525	4,566,761
6.13%, 09/15/39	2,433	2,541,854
6.20%, 09/15/55	5,100	5,237,016
6.25%, 06/01/27	1,500	1,545,593
6.25%, 09/15/65	2,500	2,543,929
Eli Lilly & Co.
2.25%, 05/15/50	7,042	4,114,553
2.50%, 09/15/60	4,655	2,621,085
3.10%, 05/15/27	4,044	4,001,339
3.38%, 03/15/29	5,865	5,759,339
3.70%, 03/01/45	4,235	3,448,640
3.95%, 05/15/47	2,718	2,249,271
3.95%, 03/15/49	2,480	2,028,482
4.00%, 10/15/28	5,485	5,503,736
4.15%, 08/14/27	4,525	4,553,681
4.15%, 03/15/59	3,271	2,647,111
4.20%, 08/14/29	5,775	5,817,435
4.25%, 03/15/31	5,915	5,924,239
4.50%, 02/09/27	5,185	5,227,173
4.50%, 02/09/29	4,805	4,885,553
4.55%, 02/12/28	3,565	3,619,683
4.55%, 10/15/32	4,915	4,959,245
4.60%, 08/14/34	5,745	5,763,030
4.70%, 02/27/33	4,130	4,219,722
4.70%, 02/09/34	7,165	7,246,099
4.75%, 02/12/30	4,355	4,473,495
4.88%, 02/27/53	4,289	3,996,890
4.90%, 02/12/32	3,165	3,268,123
4.90%, 10/15/35	6,175	6,279,969
4.95%, 02/27/63	3,795	3,501,515
5.00%, 02/09/54	5,445	5,155,652
5.05%, 08/14/54	5,005	4,758,157
5.10%, 02/12/35	4,915	5,095,091
5.10%, 02/09/64	5,930	5,614,417
5.20%, 08/14/64	2,565	2,462,799
5.50%, 03/15/27(b)	960	982,289
5.50%, 02/12/55	3,360	3,422,962
5.55%, 03/15/37	3,000	3,229,563
5.55%, 10/15/55	1,775	1,818,357
5.60%, 02/12/65	4,060	4,177,937
5.65%, 10/15/65	2,875	2,960,780
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	9,438	9,425,127
4.20%, 03/18/43	3,524	3,103,123

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.50%, 04/15/30	$2,020	$2,050,383
4.88%, 04/15/35	2,000	2,023,696
5.38%, 04/15/34	3,146	3,325,998
6.38%, 05/15/38	11,473	12,929,581
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	5,993	5,859,014
4.32%, 03/12/27	1,830	1,841,497
Johnson & Johnson
0.95%, 09/01/27	4,936	4,703,262
1.30%, 09/01/30	7,323	6,495,401
2.10%, 09/01/40	4,896	3,464,821
2.25%, 09/01/50(b)	1,501	900,225
2.45%, 09/01/60(b)	5,493	3,123,812
2.90%, 01/15/28	9,001	8,846,788
2.95%, 03/03/27	3,905	3,865,919
3.40%, 01/15/38	4,785	4,222,901
3.50%, 01/15/48	3,285	2,577,247
3.55%, 03/01/36	4,796	4,406,808
3.63%, 03/03/37	7,116	6,477,977
3.70%, 03/01/46	9,009	7,419,448
3.75%, 03/03/47	4,996	4,096,973
4.38%, 12/05/33	4,008	4,063,313
4.50%, 03/01/27	4,600	4,646,159
4.50%, 09/01/40	2,872	2,783,173
4.50%, 12/05/43	1,938	1,828,550
4.55%, 03/01/28	2,650	2,698,597
4.70%, 03/01/30	3,950	4,069,228
4.80%, 06/01/29	5,470	5,641,164
4.85%, 03/01/32	3,570	3,711,934
4.85%, 05/15/41	1,787	1,778,142
4.90%, 06/01/31	6,060	6,321,961
4.95%, 05/15/33	2,384	2,509,961
4.95%, 06/01/34(b)	3,915	4,131,585
5.00%, 03/01/35	4,700	4,890,486
5.25%, 06/01/54(b)	3,640	3,723,705
5.85%, 07/15/38	3,433	3,794,373
5.95%, 08/15/37	4,304	4,829,165
6.95%, 09/01/29	2,873	3,191,315
McKesson Corp.
3.95%, 02/16/28	3,202	3,192,656
4.25%, 09/15/29	2,610	2,618,594
4.65%, 05/30/30	3,230	3,282,413
4.90%, 07/15/28	2,971	3,037,192
4.95%, 05/30/32	3,740	3,839,414
5.10%, 07/15/33	2,290	2,365,892
5.25%, 05/30/35	3,480	3,598,389
Mead Johnson Nutrition Co.
4.60%, 06/01/44	3,343	3,014,340
5.90%, 11/01/39	1,635	1,744,387
Merck & Co. Inc.
1.45%, 06/24/30	5,549	4,936,536
1.70%, 06/10/27	9,070	8,778,507
1.90%, 12/10/28	5,499	5,177,038
2.15%, 12/10/31	9,465	8,386,590
2.35%, 06/24/40	5,751	4,163,827
2.45%, 06/24/50	5,575	3,359,410
2.75%, 12/10/51	8,945	5,657,915
2.90%, 12/10/61	7,036	4,210,584
3.40%, 03/07/29	8,511	8,344,677
3.60%, 09/15/42	2,450	1,998,889
3.70%, 02/10/45	8,649	6,963,260
Security	Par (000)	Value
Pharmaceuticals (continued)
3.85%, 09/15/27	$4,675	$4,682,597
3.90%, 03/07/39	4,405	3,944,291
4.00%, 03/07/49	6,693	5,447,479
4.05%, 05/17/28	3,320	3,337,097
4.15%, 09/15/30	3,475	3,481,847
4.15%, 05/18/43	5,422	4,722,828
4.30%, 05/17/30	4,784	4,825,963
4.50%, 05/17/33	4,130	4,162,129
4.55%, 09/15/32	3,475	3,504,901
4.90%, 05/17/44	3,510	3,335,917
4.95%, 09/15/35	4,655	4,728,210
5.00%, 05/17/53	6,820	6,414,715
5.15%, 05/17/63	2,905	2,735,451
5.70%, 09/15/55	5,690	5,867,142
6.50%, 12/01/33	2,698	3,069,506
6.55%, 09/15/37	2,100	2,425,043
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	2,095	2,265,916
5.95%, 12/01/28(b)	1,488	1,573,564
Mylan Inc.
4.55%, 04/15/28	3,475	3,459,553
5.20%, 04/15/48	3,275	2,662,522
5.40%, 11/29/43	2,239	1,941,086
Novartis Capital Corp.
2.00%, 02/14/27	7,131	6,972,266
2.20%, 08/14/30	5,808	5,351,599
2.75%, 08/14/50	6,138	4,035,442
3.10%, 05/17/27	4,449	4,404,336
3.70%, 09/21/42	2,970	2,471,195
3.80%, 09/18/29	4,195	4,169,629
4.00%, 09/18/31	4,065	4,038,893
4.00%, 11/20/45	5,571	4,725,786
4.20%, 09/18/34	3,705	3,630,583
4.40%, 05/06/44	8,438	7,667,750
4.70%, 09/18/54	2,295	2,090,261
Pfizer Inc.
1.70%, 05/28/30	5,936	5,346,177
1.75%, 08/18/31(b)	5,160	4,539,226
2.55%, 05/28/40	5,010	3,704,165
2.63%, 04/01/30	6,313	5,938,577
2.70%, 05/28/50	5,620	3,574,118
3.00%, 12/15/26	8,990	8,909,963
3.45%, 03/15/29	8,523	8,398,287
3.60%, 09/15/28	4,603	4,582,267
3.90%, 03/15/39	3,698	3,283,436
4.00%, 12/15/36	4,742	4,429,790
4.00%, 03/15/49	7,347	5,968,033
4.10%, 09/15/38	3,567	3,256,374
4.13%, 12/15/46	5,822	4,864,121
4.20%, 09/15/48	5,760	4,836,434
4.30%, 06/15/43	3,318	2,915,097
4.40%, 05/15/44	5,174	4,637,808
5.60%, 09/15/40	3,489	3,620,909
7.20%, 03/15/39	11,113	13,365,700
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	18,015	18,205,523
4.65%, 05/19/30	8,355	8,520,654
4.75%, 05/19/33	22,236	22,504,916
5.11%, 05/19/43	9,240	8,970,234
5.30%, 05/19/53	26,365	25,417,515
5.34%, 05/19/63	12,974	12,300,556

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Pharmacia LLC, 6.60%, 12/01/28	$6,449	$6,918,952
Sanofi SA
3.63%, 06/19/28	6,686	6,647,829
3.75%, 11/03/27	2,050	2,047,836
3.80%, 11/03/28	2,050	2,046,057
4.20%, 11/03/32	2,050	2,035,221
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	11,233	10,234,183
3.03%, 07/09/40	6,751	5,175,814
3.18%, 07/09/50	8,970	6,091,023
3.38%, 07/09/60	4,246	2,781,975
5.00%, 11/26/28	8,456	8,639,001
5.30%, 07/05/34	3,360	3,461,019
5.65%, 07/05/44	2,670	2,733,070
5.65%, 07/05/54	2,970	2,985,456
5.80%, 07/05/64	2,255	2,268,193
Takeda U.S. Financing Inc.
5.20%, 07/07/35	5,370	5,464,816
5.90%, 07/07/55	4,420	4,575,757
Utah Acquisition Sub Inc., 5.25%, 06/15/46	4,417	3,664,492
Viatris Inc.
2.30%, 06/22/27	3,953	3,801,458
2.70%, 06/22/30	5,975	5,402,926
3.85%, 06/22/40	6,566	4,983,608
4.00%, 06/22/50	8,401	5,668,598
Wyeth LLC
5.95%, 04/01/37	9,128	9,887,009
6.00%, 02/15/36	2,619	2,858,107
6.50%, 02/01/34	3,934	4,445,210
Zoetis Inc.
2.00%, 05/15/30	4,765	4,339,640
3.00%, 09/12/27	5,071	4,987,177
3.00%, 05/15/50	2,610	1,763,976
3.90%, 08/20/28	3,709	3,700,883
3.95%, 09/12/47	2,484	2,023,064
4.15%, 08/17/28	2,540	2,550,018
4.45%, 08/20/48	2,114	1,837,610
4.70%, 02/01/43	5,230	4,842,173
5.00%, 08/17/35	2,450	2,473,329
5.60%, 11/16/32	1,985	2,109,264
		1,683,713,454
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31	1,932	1,808,963
3.60%, 09/01/32	2,130	1,967,773
4.45%, 07/15/27	1,847	1,851,309
4.80%, 05/03/29	3,181	3,221,921
5.63%, 08/01/34	2,135	2,213,086
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	3,025	2,526,642
3.70%, 11/15/29	5,645	5,499,596
5.13%, 06/30/27	4,807	4,856,364
Cheniere Energy Inc.
4.63%, 10/15/28	5,162	5,157,119
5.65%, 04/15/34	5,820	6,026,765
Cheniere Energy Partners LP
3.25%, 01/31/32	6,407	5,858,055
4.00%, 03/01/31	5,399	5,211,569
4.50%, 10/01/29	8,810	8,809,300
5.55%, 10/30/35(c)	2,035	2,082,874
5.75%, 08/15/34	4,755	4,945,928
Security	Par (000)	Value
Pipelines (continued)
5.95%, 06/30/33	$4,509	$4,759,888
Columbia Pipeline Group Inc., 5.80%, 06/01/45	3,002	2,981,589
DCP Midstream Operating LP
3.25%, 02/15/32	1,805	1,649,179
5.13%, 05/15/29	200	204,458
5.60%, 04/01/44	1,695	1,646,253
5.63%, 07/15/27	140	142,883
8.13%, 08/16/30	2,050	2,359,242
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	2,705	2,661,390
5.80%, 01/15/35	2,135	2,250,467
6.20%, 01/15/55	1,030	1,087,386
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29	3,394	3,242,067
4.60%, 12/15/44	2,881	2,537,005
4.80%, 11/01/43	2,598	2,347,010
Enbridge Energy Partners LP
5.50%, 09/15/40	3,060	3,063,277
7.38%, 10/15/45	3,154	3,729,162
Series B, 7.50%, 04/15/38	2,515	2,967,443
Enbridge Inc.
2.50%, 08/01/33	4,710	4,016,047
3.13%, 11/15/29	4,805	4,587,155
3.40%, 08/01/51	3,260	2,248,651
3.70%, 07/15/27	4,422	4,387,412
4.00%, 11/15/49	2,218	1,711,081
4.25%, 12/01/26	5,621	5,621,148
4.50%, 06/10/44	1,823	1,561,376
4.60%, 06/20/28	1,910	1,928,646
4.90%, 06/20/30(b)	2,710	2,771,637
5.25%, 04/05/27	2,400	2,435,906
5.30%, 04/05/29	2,665	2,747,867
5.50%, 12/01/46	1,156	1,146,847
5.55%, 06/20/35	3,395	3,511,607
5.63%, 04/05/34	5,220	5,445,601
5.70%, 03/08/33	10,125	10,676,875
5.90%, 11/15/26	3,560	3,618,902
5.95%, 04/05/54	3,830	3,939,574
6.00%, 11/15/28	3,610	3,792,545
6.20%, 11/15/30	3,015	3,249,827
6.70%, 11/15/53	4,429	4,939,840
7.20%, 06/27/54, (5-year CMT + 2.97%)(a)	2,921	3,126,327
7.38%, 03/15/55, (5-year CMT + 3.12%)(a)	240	255,306
Energy Transfer LP
3.75%, 05/15/30	6,046	5,870,264
4.00%, 10/01/27	4,706	4,685,507
4.15%, 09/15/29	3,142	3,116,334
4.20%, 04/15/27	3,147	3,143,743
4.40%, 03/15/27	3,899	3,904,809
4.90%, 03/15/35	2,555	2,487,328
4.95%, 05/15/28	4,183	4,245,007
4.95%, 06/15/28	5,419	5,501,672
4.95%, 01/15/43	2,645	2,355,214
5.00%, 05/15/44	2,025	1,782,262
5.00%, 05/15/50	9,139	7,764,019
5.15%, 02/01/43	2,611	2,360,141
5.15%, 03/15/45	3,652	3,253,277
5.20%, 04/01/30	3,000	3,092,151
5.25%, 04/15/29	6,437	6,618,737
5.25%, 07/01/29	3,890	4,002,782

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.30%, 04/01/44	$3,839	$3,485,090
5.30%, 04/15/47	4,235	3,804,644
5.35%, 05/15/45	4,208	3,842,711
5.40%, 10/01/47	6,193	5,597,437
5.50%, 06/01/27	5,218	5,300,977
5.55%, 02/15/28	5,100	5,243,244
5.55%, 05/15/34	5,755	5,901,494
5.60%, 09/01/34	5,355	5,503,413
5.70%, 04/01/35	1,340	1,381,788
5.75%, 02/15/33	6,805	7,123,320
5.95%, 10/01/43	1,714	1,686,654
5.95%, 05/15/54	7,344	7,084,850
6.00%, 06/15/48	4,955	4,834,159
6.05%, 12/01/26	5,300	5,389,944
6.05%, 06/01/41	3,464	3,500,640
6.05%, 09/01/54	5,015	4,876,759
6.10%, 12/01/28	1,895	1,989,571
6.10%, 02/15/42	2,045	2,074,164
6.13%, 12/15/45	4,623	4,613,680
6.20%, 04/01/55	2,510	2,494,490
6.25%, 04/15/49	8,059	8,040,716
6.40%, 12/01/30	3,690	3,995,384
6.50%, 02/01/42	3,437	3,613,479
6.55%, 12/01/33	6,651	7,268,143
6.63%, 10/15/36	2,395	2,606,615
7.50%, 07/01/38	2,610	3,024,154
Series 20Y, 5.80%, 06/15/38	2,874	2,922,758
Enterprise Products Operating LLC
2.80%, 01/31/30	5,291	5,008,191
3.13%, 07/31/29	6,616	6,391,430
3.20%, 02/15/52	5,170	3,511,399
3.30%, 02/15/53	4,165	2,850,566
3.70%, 01/31/51	5,222	3,911,675
3.95%, 02/15/27	4,847	4,844,914
3.95%, 01/31/60	4,709	3,527,719
4.15%, 10/16/28	5,046	5,065,609
4.20%, 01/31/50	5,820	4,768,108
4.25%, 02/15/48	5,825	4,863,041
4.30%, 06/20/28	3,225	3,249,301
4.45%, 02/15/43	5,191	4,614,314
4.60%, 01/11/27	4,050	4,077,821
4.60%, 01/15/31	6,460	6,539,333
4.80%, 02/01/49	5,858	5,257,760
4.85%, 01/31/34	3,050	3,089,444
4.85%, 08/15/42	3,854	3,597,223
4.85%, 03/15/44	5,697	5,284,374
4.90%, 05/15/46	4,777	4,396,109
4.95%, 02/15/35	5,300	5,356,126
4.95%, 10/15/54	2,127	1,927,230
5.10%, 02/15/45	5,899	5,610,178
5.20%, 01/15/36	6,540	6,663,544
5.35%, 01/31/33	4,687	4,905,061
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)(b)	3,385	3,373,654
5.55%, 02/16/55	3,610	3,576,619
5.70%, 02/15/42	2,377	2,452,659
5.95%, 02/01/41	3,389	3,595,069
6.13%, 10/15/39	3,112	3,389,150
6.45%, 09/01/40	2,690	3,010,014
7.55%, 04/15/38	2,769	3,352,159
Series D, 6.88%, 03/01/33	1,910	2,168,294
Security	Par (000)	Value
Pipelines (continued)
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.30%)(a)	$4,416	$4,405,132
Series H, 6.65%, 10/15/34	2,600	2,947,261
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	2,742	2,434,665
5.00%, 08/15/42	2,935	2,713,570
5.00%, 03/01/43	2,650	2,444,221
5.40%, 09/01/44	2,590	2,476,491
5.50%, 03/01/44	3,095	3,006,051
5.63%, 09/01/41	2,032	2,027,083
5.80%, 03/15/35	2,466	2,592,194
6.38%, 03/01/41	2,836	3,028,795
6.50%, 02/01/37	2,001	2,182,496
6.50%, 09/01/39	3,002	3,271,211
6.55%, 09/15/40	2,338	2,548,943
6.95%, 01/15/38	5,853	6,601,242
7.30%, 08/15/33	2,925	3,352,677
7.40%, 03/15/31	1,261	1,432,414
7.50%, 11/15/40	2,014	2,377,040
7.75%, 03/15/32	1,666	1,934,181
Kinder Morgan Inc.
1.75%, 11/15/26	3,260	3,183,845
2.00%, 02/15/31	2,820	2,501,658
3.25%, 08/01/50	2,737	1,822,670
3.60%, 02/15/51	4,100	2,896,107
4.30%, 03/01/28	7,001	7,027,714
4.80%, 02/01/33	3,936	3,936,823
5.00%, 02/01/29	4,800	4,905,769
5.05%, 02/15/46	3,133	2,845,299
5.10%, 08/01/29	2,970	3,049,597
5.15%, 06/01/30	965	995,300
5.20%, 06/01/33	4,635	4,745,686
5.20%, 03/01/48	3,893	3,586,507
5.30%, 12/01/34	3,923	4,001,857
5.40%, 02/01/34	4,730	4,869,857
5.45%, 08/01/52	3,780	3,571,241
5.55%, 06/01/45	7,210	7,012,804
5.85%, 06/01/35	1,100	1,159,860
5.95%, 08/01/54	2,805	2,835,238
7.75%, 01/15/32	4,689	5,426,088
7.80%, 08/01/31	2,672	3,096,672
MPLX LP
2.65%, 08/15/30	6,738	6,202,984
4.00%, 03/15/28	6,125	6,096,406
4.13%, 03/01/27	6,642	6,630,003
4.25%, 12/01/27	4,247	4,252,480
4.50%, 04/15/38	8,815	7,998,795
4.70%, 04/15/48	7,144	5,964,784
4.80%, 02/15/29	4,455	4,523,487
4.80%, 02/15/31	3,490	3,519,823
4.90%, 04/15/58	1,944	1,620,979
4.95%, 09/01/32	4,465	4,477,474
4.95%, 03/14/52	7,250	6,186,809
5.00%, 01/15/33	3,000	3,000,321
5.00%, 03/01/33	3,455	3,459,584
5.20%, 03/01/47	5,048	4,530,126
5.20%, 12/01/47	2,926	2,625,770
5.40%, 04/01/35	2,865	2,883,492
5.40%, 09/15/35	4,585	4,606,237
5.50%, 06/01/34	5,725	5,836,486
5.50%, 02/15/49	7,881	7,307,236

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.65%, 03/01/53	$2,150	$2,020,873
5.95%, 04/01/55	2,825	2,749,367
6.20%, 09/15/55	3,660	3,689,593
Northwest Pipeline LLC, 4.00%, 04/01/27	2,924	2,915,548
ONEOK Inc.
3.10%, 03/15/30	2,933	2,776,614
3.25%, 06/01/30	2,397	2,272,041
3.40%, 09/01/29	3,568	3,440,317
3.95%, 03/01/50	4,869	3,555,923
4.00%, 07/13/27	3,806	3,792,855
4.20%, 10/03/47	2,928	2,278,515
4.25%, 09/24/27	1,690	1,692,113
4.25%, 09/15/46	2,218	1,742,696
4.35%, 03/15/29	3,593	3,588,650
4.40%, 10/15/29	750	749,360
4.45%, 09/01/49	3,088	2,474,280
4.50%, 03/15/50	2,506	2,041,399
4.55%, 07/15/28	4,456	4,487,016
4.75%, 10/15/31	6,085	6,081,733
4.85%, 02/01/49	2,738	2,336,207
4.95%, 10/15/32	2,130	2,132,543
4.95%, 07/13/47	3,415	2,957,383
5.05%, 11/01/34	6,890	6,790,818
5.05%, 04/01/45	1,610	1,420,473
5.15%, 10/15/43	3,141	2,875,155
5.20%, 07/15/48	4,534	4,047,720
5.38%, 06/01/29	990	1,018,327
5.40%, 10/15/35	2,680	2,690,473
5.45%, 06/01/47	1,575	1,444,148
5.55%, 11/01/26	4,815	4,871,823
5.60%, 04/01/44	2,110	1,995,489
5.65%, 11/01/28	3,690	3,823,648
5.65%, 09/01/34	1,410	1,451,067
5.70%, 11/01/54	4,220	3,958,005
5.80%, 11/01/30	2,400	2,523,197
5.85%, 11/01/64	1,805	1,701,810
6.00%, 06/15/35	1,399	1,466,949
6.05%, 09/01/33	6,925	7,340,279
6.10%, 11/15/32	2,555	2,734,496
6.25%, 10/15/55	5,870	5,889,555
6.35%, 01/15/31	2,890	3,092,391
6.63%, 09/01/53	5,645	5,943,167
7.15%, 01/15/51	2,125	2,354,129
ONEOK Partners LP
6.13%, 02/01/41	3,146	3,225,529
6.20%, 09/15/43	2,292	2,335,964
6.65%, 10/01/36	3,293	3,580,002
6.85%, 10/15/37	3,045	3,355,632
Plains All American Pipeline LP, 5.95%, 06/15/35	3,765	3,931,923
Plains All American Pipeline LP / PAA Finance Corp.
4.70%, 01/15/31	2,015	2,018,310
5.60%, 01/15/36	2,185	2,207,932
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	4,223	4,087,369
3.80%, 09/15/30	3,804	3,676,422
4.30%, 01/31/43	1,922	1,569,432
4.50%, 12/15/26	5,719	5,730,220
4.70%, 06/15/44	3,250	2,783,482
Security	Par (000)	Value
Pipelines (continued)
4.90%, 02/15/45	$3,166	$2,781,521
5.15%, 06/01/42	2,814	2,565,793
5.70%, 09/15/34	3,120	3,207,962
6.65%, 01/15/37	3,977	4,319,046
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	7,619	7,619,643
4.50%, 05/15/30	4,457	4,472,954
5.00%, 03/15/27	8,898	8,950,467
5.90%, 09/15/37	3,077	3,224,716
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	2,800	2,822,560
5.03%, 10/01/29	1,590	1,605,232
5.58%, 10/01/34	5,620	5,639,540
6.18%, 10/01/54	2,840	2,750,961
Spectra Energy Partners LP
4.50%, 03/15/45	5,002	4,328,869
5.95%, 09/25/43	2,271	2,319,637
Targa Resources Corp.
4.20%, 02/01/33	4,345	4,136,536
4.90%, 09/15/30	3,225	3,270,457
4.95%, 04/15/52	3,560	3,046,302
5.20%, 07/01/27	5,055	5,133,413
5.50%, 02/15/35	2,465	2,512,102
5.55%, 08/15/35	4,370	4,468,094
5.65%, 02/15/36	3,465	3,553,462
6.13%, 03/15/33	3,260	3,473,580
6.13%, 05/15/55	3,315	3,328,967
6.15%, 03/01/29	3,025	3,182,057
6.25%, 07/01/52	2,552	2,608,516
6.50%, 03/30/34	3,970	4,333,367
6.50%, 02/15/53	4,225	4,442,276
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	5,485	5,203,153
4.88%, 02/01/31	6,890	6,911,210
5.00%, 01/15/28	6,230	6,236,052
5.50%, 03/01/30	6,210	6,298,961
6.88%, 01/15/29	2,960	3,008,531
TC PipeLines LP, 3.90%, 05/25/27	5,740	5,710,449
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	2,793	2,900,570
7.00%, 10/15/28	2,030	2,182,895
7.63%, 04/01/37	830	981,113
Texas Eastern Transmission LP, 7.00%, 07/15/32	1,532	1,718,964
TransCanada PipeLines Ltd.
4.10%, 04/15/30	3,015	2,971,995
4.25%, 05/15/28	7,949	7,949,033
4.63%, 03/01/34	5,494	5,366,683
5.00%, 10/16/43	60	57,239
5.10%, 03/15/49	3,593	3,375,256
5.60%, 03/31/34	2,171	2,247,826
5.85%, 03/15/36	2,793	2,932,520
6.10%, 06/01/40	3,291	3,483,641
6.20%, 10/15/37	5,508	5,913,547
7.00%, 06/01/65, (5-year CMT + 2.61%)(a)	90	92,866
7.25%, 08/15/38	3,646	4,218,798
7.63%, 01/15/39	4,659	5,591,478
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	3,944	3,763,605
3.95%, 05/15/50	2,524	1,977,004

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.00%, 03/15/28	$2,459	$2,449,207
4.45%, 08/01/42	1,843	1,613,322
4.60%, 03/15/48	2,905	2,529,846
5.40%, 08/15/41	1,867	1,846,113
Valero Energy Partners LP, 4.50%, 03/15/28	3,560	3,585,161
Western Midstream Operating LP
4.05%, 02/01/30	6,530	6,369,262
4.50%, 03/01/28	1,724	1,727,293
4.75%, 08/15/28	1,305	1,313,807
5.25%, 02/01/50	4,980	4,301,506
5.30%, 03/01/48	3,175	2,740,380
5.45%, 11/15/34	3,680	3,669,558
5.45%, 04/01/44	1,885	1,700,455
5.50%, 08/15/48	2,940	2,586,068
6.15%, 04/01/33	3,480	3,666,622
6.35%, 01/15/29	2,260	2,377,260
Williams Companies Inc. (The)
2.60%, 03/15/31	7,562	6,864,753
3.50%, 11/15/30	3,874	3,702,141
3.50%, 10/15/51	3,325	2,361,421
3.75%, 06/15/27	7,639	7,593,329
4.63%, 06/30/30	2,850	2,870,755
4.65%, 08/15/32	4,715	4,707,945
4.80%, 11/15/29	1,705	1,734,517
4.85%, 03/01/48	4,381	3,885,472
4.90%, 03/15/29	4,920	5,010,646
4.90%, 01/15/45	2,456	2,227,943
5.10%, 09/15/45	4,908	4,548,040
5.15%, 03/15/34	6,455	6,557,166
5.30%, 08/15/28	5,675	5,841,441
5.30%, 09/30/35	3,490	3,542,686
5.30%, 08/15/52	3,215	3,019,218
5.40%, 03/04/44	2,536	2,458,628
5.60%, 03/15/35	2,745	2,849,320
5.65%, 03/15/33	4,065	4,274,686
5.75%, 06/24/44	3,201	3,225,144
5.80%, 11/15/43	1,980	1,996,261
5.80%, 11/15/54	1,630	1,636,894
6.00%, 03/15/55	1,850	1,909,440
6.30%, 04/15/40	5,924	6,390,472
8.75%, 03/15/32	1,575	1,906,565
Series A, 7.50%, 01/15/31	1,730	1,957,226
		1,208,417,038
Private Equity — 0.0%
Brookfield Finance Inc., 5.81%, 03/03/55	1,510	1,510,311
Carlyle Group Inc. (The), 5.05%, 09/19/35	2,295	2,271,883
KKR & Co. Inc., 5.10%, 08/07/35	2,815	2,806,742
		6,588,936
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31	2,923	2,646,564
4.80%, 06/15/30	2,145	2,176,249
5.50%, 04/01/29	2,070	2,144,960
5.50%, 06/15/35	1,835	1,892,923
5.95%, 08/15/34	3,115	3,327,176
Jones Lang LaSalle Inc., 6.88%, 12/01/28	1,130	1,211,959
		13,399,831
Real Estate Investment Trusts — 0.9%
Agree LP
2.00%, 06/15/28	2,570	2,436,208
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.60%, 06/15/33	$1,451	$1,250,053
2.90%, 10/01/30	1,974	1,841,257
4.80%, 10/01/32	785	792,427
5.60%, 06/15/35	1,290	1,346,973
5.63%, 06/15/34	680	710,336
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	5,020	4,098,987
2.00%, 05/18/32	4,346	3,662,731
2.75%, 12/15/29	2,387	2,237,928
2.95%, 03/15/34	3,320	2,847,288
3.00%, 05/18/51	4,040	2,486,110
3.38%, 08/15/31	3,325	3,102,861
3.55%, 03/15/52	4,450	3,050,891
3.95%, 01/15/27	1,792	1,783,934
3.95%, 01/15/28	2,747	2,727,564
4.00%, 02/01/50	3,322	2,504,485
4.50%, 07/30/29	2,191	2,193,099
4.70%, 07/01/30	2,452	2,471,045
4.75%, 04/15/35	2,470	2,392,841
4.85%, 04/15/49	1,503	1,293,691
4.90%, 12/15/30	3,395	3,440,961
5.15%, 04/15/53	2,275	2,016,051
5.25%, 05/15/36	1,190	1,182,634
5.50%, 10/01/35	2,290	2,332,017
5.63%, 05/15/54	2,850	2,707,391
American Assets Trust LP
3.38%, 02/01/31	2,040	1,859,273
6.15%, 10/01/34	1,100	1,118,334
American Homes 4 Rent LP
2.38%, 07/15/31	1,110	984,696
3.38%, 07/15/51	2,275	1,552,667
3.63%, 04/15/32	925	869,106
4.25%, 02/15/28	3,010	3,013,906
4.30%, 04/15/52	1,050	843,877
4.90%, 02/15/29	2,126	2,164,808
4.95%, 06/15/30	1,815	1,849,403
5.25%, 03/15/35	915	927,601
5.50%, 02/01/34	2,735	2,824,374
5.50%, 07/15/34	2,200	2,272,434
American Tower Corp.
1.50%, 01/31/28	3,223	3,041,119
1.88%, 10/15/30	3,971	3,518,761
2.10%, 06/15/30	4,782	4,322,219
2.30%, 09/15/31	4,305	3,812,489
2.70%, 04/15/31	5,247	4,789,556
2.75%, 01/15/27	3,433	3,375,788
2.90%, 01/15/30	3,350	3,163,890
2.95%, 01/15/51	4,140	2,675,362
3.10%, 06/15/50	4,485	3,019,118
3.13%, 01/15/27	2,518	2,487,184
3.55%, 07/15/27	4,761	4,714,599
3.60%, 01/15/28	4,386	4,334,972
3.65%, 03/15/27	3,700	3,673,258
3.70%, 10/15/49	3,111	2,339,584
3.80%, 08/15/29	7,853	7,707,821
3.95%, 03/15/29	3,158	3,126,981
4.05%, 03/15/32	3,750	3,634,665
4.90%, 03/15/30	4,155	4,240,327
5.00%, 01/31/30	2,905	2,974,577
5.20%, 02/15/29	4,000	4,105,962
5.25%, 07/15/28	4,300	4,415,295

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.35%, 03/15/35	$4,400	$4,519,643
5.40%, 01/31/35	2,945	3,033,568
5.45%, 02/15/34	3,710	3,850,053
5.50%, 03/15/28	4,180	4,298,886
5.55%, 07/15/33	4,511	4,718,325
5.65%, 03/15/33	4,105	4,326,957
5.80%, 11/15/28	4,885	5,096,428
5.90%, 11/15/33	3,805	4,072,262
Americold Realty Operating Partnership LP
5.41%, 09/12/34	1,435	1,411,412
5.60%, 05/15/32	1,800	1,818,762
AvalonBay Communities Inc.
1.90%, 12/01/28	2,745	2,574,291
2.05%, 01/15/32	3,055	2,677,781
2.30%, 03/01/30	3,908	3,614,109
2.45%, 01/15/31	3,724	3,394,199
3.20%, 01/15/28	2,423	2,380,193
3.30%, 06/01/29	1,998	1,939,224
3.35%, 05/15/27	2,607	2,578,626
3.90%, 10/15/46	1,325	1,073,104
4.15%, 07/01/47	1,100	918,138
4.35%, 04/15/48	2,015	1,732,572
5.00%, 02/15/33	1,390	1,422,190
5.00%, 08/01/35	945	953,705
5.30%, 12/07/33	2,205	2,295,089
5.35%, 06/01/34	825	857,712
Boston Properties LP
2.45%, 10/01/33	6,090	5,000,698
2.55%, 04/01/32	4,865	4,212,417
2.90%, 03/15/30	3,622	3,375,807
3.25%, 01/30/31(b)	5,791	5,392,673
3.40%, 06/21/29	3,710	3,569,189
4.50%, 12/01/28	5,397	5,406,671
5.75%, 01/15/35	3,880	3,969,977
6.50%, 01/15/34	2,465	2,657,401
6.75%, 12/01/27	2,995	3,133,501
Brixmor Operating Partnership LP
2.25%, 04/01/28	1,178	1,123,671
2.50%, 08/16/31	2,665	2,371,902
3.90%, 03/15/27	1,696	1,687,738
4.05%, 07/01/30	3,852	3,779,876
4.13%, 05/15/29	3,094	3,066,123
4.85%, 02/15/33	1,255	1,250,367
5.20%, 04/01/32	130	132,925
5.50%, 02/15/34	1,775	1,828,189
5.75%, 02/15/35	763	798,818
Broadstone Net Lease LLC
2.60%, 09/15/31	2,152	1,891,099
5.00%, 11/01/32	1,300	1,297,006
Camden Property Trust
2.80%, 05/15/30	3,900	3,667,849
3.15%, 07/01/29	3,532	3,403,542
3.35%, 11/01/49	2,380	1,708,934
4.10%, 10/15/28	2,377	2,380,944
4.90%, 01/15/34	1,290	1,311,893
5.85%, 11/03/26	2,030	2,063,821
COPT Defense Properties
2.00%, 01/15/29	2,189	2,036,790
2.75%, 04/15/31	2,295	2,083,991
4.50%, 10/15/30	1,930	1,918,782
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
COPT Defense Properties LP, 2.90%, 12/01/33	$1,850	$1,578,134
Cousins Properties LP
5.25%, 07/15/30	1,575	1,610,056
5.38%, 02/15/32	700	715,819
5.88%, 10/01/34	2,540	2,650,914
Crown Castle Inc.
2.10%, 04/01/31	6,427	5,641,997
2.25%, 01/15/31	5,017	4,468,911
2.50%, 07/15/31	2,615	2,328,047
2.90%, 03/15/27	4,570	4,486,550
2.90%, 04/01/41	5,680	4,162,623
3.10%, 11/15/29	2,713	2,580,256
3.25%, 01/15/51	4,015	2,694,710
3.30%, 07/01/30	4,830	4,578,347
3.65%, 09/01/27	5,850	5,790,387
3.80%, 02/15/28	5,716	5,654,052
4.00%, 03/01/27	3,115	3,104,474
4.00%, 11/15/49	2,053	1,578,830
4.15%, 07/01/50	2,183	1,732,331
4.30%, 02/15/29	3,555	3,540,263
4.75%, 05/15/47	2,373	2,092,034
4.80%, 09/01/28	3,870	3,917,792
4.90%, 09/01/29	3,780	3,833,532
5.00%, 01/11/28	5,820	5,900,120
5.10%, 05/01/33	3,975	4,025,796
5.20%, 09/01/34	4,260	4,310,346
5.20%, 02/15/49	2,148	1,979,542
5.60%, 06/01/29	4,155	4,316,588
5.80%, 03/01/34	3,940	4,148,113
CubeSmart LP
2.00%, 02/15/31	2,195	1,930,324
2.25%, 12/15/28	2,532	2,388,683
2.50%, 02/15/32	2,435	2,152,231
3.00%, 02/15/30	1,490	1,410,699
4.38%, 02/15/29	1,956	1,959,034
5.13%, 11/01/35	840	836,535
Digital Realty Trust LP
3.60%, 07/01/29	4,884	4,769,033
3.70%, 08/15/27	4,615	4,582,461
4.45%, 07/15/28	2,955	2,972,644
5.55%, 01/15/28	4,642	4,771,508
DOC DR LLC
2.63%, 11/01/31	3,153	2,810,474
3.95%, 01/15/28	2,433	2,414,605
4.30%, 03/15/27	1,606	1,604,730
EPR Properties
3.60%, 11/15/31	75	69,289
3.75%, 08/15/29	1,900	1,830,067
4.50%, 06/01/27	1,500	1,500,677
4.75%, 12/15/26	1,500	1,504,396
4.95%, 04/15/28	1,000	1,008,207
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	2,700	2,798,777
Equinix Inc.
1.55%, 03/15/28	2,708	2,551,374
1.80%, 07/15/27	3,203	3,079,040
2.00%, 05/15/28	2,658	2,519,872
2.15%, 07/15/30	3,440	3,111,314
2.50%, 05/15/31	3,555	3,208,316
2.90%, 11/18/26	4,058	4,005,657

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.95%, 09/15/51	$2,755	$1,763,982
3.00%, 07/15/50	2,619	1,714,760
3.20%, 11/18/29	6,677	6,400,977
3.40%, 02/15/52	2,615	1,833,553
3.90%, 04/15/32	3,990	3,833,342
ERP Operating LP
1.85%, 08/01/31	1,815	1,590,715
2.50%, 02/15/30	3,148	2,944,097
2.85%, 11/01/26	1,786	1,765,266
3.00%, 07/01/29	3,093	2,975,068
3.25%, 08/01/27	2,289	2,259,234
3.50%, 03/01/28	3,133	3,095,249
4.00%, 08/01/47	1,501	1,224,163
4.15%, 12/01/28	2,605	2,614,022
4.50%, 07/01/44	1,820	1,623,687
4.50%, 06/01/45	1,940	1,727,579
4.65%, 09/15/34	1,410	1,397,059
4.95%, 06/15/32	2,995	3,066,551
Essential Properties LP
2.95%, 07/15/31	2,237	2,031,001
5.40%, 12/01/35	1,390	1,393,608
Essex Portfolio LP
1.65%, 01/15/31	2,080	1,804,050
1.70%, 03/01/28	2,050	1,937,148
2.55%, 06/15/31	1,600	1,440,100
2.65%, 03/15/32	3,028	2,703,828
2.65%, 09/01/50	1,370	840,123
3.00%, 01/15/30	3,210	3,040,402
3.63%, 05/01/27	2,120	2,104,924
4.00%, 03/01/29	3,816	3,785,390
4.50%, 03/15/48	2,135	1,856,705
5.38%, 04/01/35	785	811,702
5.50%, 04/01/34	2,030	2,112,690
Extra Space Storage LP
2.20%, 10/15/30	2,921	2,618,055
2.35%, 03/15/32	2,270	1,974,551
2.40%, 10/15/31	3,010	2,656,869
2.55%, 06/01/31	3,705	3,338,790
3.88%, 12/15/27	3,691	3,664,140
3.90%, 04/01/29	1,220	1,202,383
4.00%, 06/15/29	2,503	2,478,189
4.95%, 01/15/33	805	810,519
5.35%, 01/15/35	1,260	1,288,398
5.40%, 02/01/34	2,895	2,979,832
5.40%, 06/15/35	2,230	2,282,077
5.50%, 07/01/30	3,830	3,988,580
5.70%, 04/01/28	2,695	2,782,449
5.90%, 01/15/31	1,330	1,413,261
Federal Realty OP LP
3.20%, 06/15/29	2,493	2,391,494
3.25%, 07/15/27	2,719	2,675,416
3.50%, 06/01/30	1,001	963,748
4.50%, 12/01/44	2,096	1,848,268
5.38%, 05/01/28	1,995	2,046,462
First Industrial LP, 5.25%, 01/15/31	1,380	1,411,693
GLP Capital LP / GLP Financing II Inc., 5.75%, 11/01/37	1,615	1,601,357
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	3,725	3,344,909
4.00%, 01/15/30	4,223	4,084,520
4.00%, 01/15/31	4,212	4,026,929
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.25%, 02/15/33	$2,135	$2,136,939
5.30%, 01/15/29	4,720	4,810,461
5.63%, 09/15/34	3,630	3,668,628
5.75%, 06/01/28	3,149	3,236,010
6.25%, 09/15/54(b)	3,115	3,100,754
6.75%, 12/01/33	2,150	2,322,953
Healthcare Realty Holdings LP
2.00%, 03/15/31	2,773	2,417,101
3.10%, 02/15/30	2,480	2,341,707
3.75%, 07/01/27	2,663	2,640,844
Healthpeak OP LLC
1.35%, 02/01/27	3,275	3,160,177
2.13%, 12/01/28	3,465	3,247,740
2.88%, 01/15/31	2,273	2,094,593
3.00%, 01/15/30	4,289	4,055,593
3.50%, 07/15/29	2,666	2,584,380
4.75%, 01/15/33	1,200	1,193,442
5.25%, 12/15/32	3,385	3,477,684
5.38%, 02/15/35	810	828,525
6.75%, 02/01/41	2,000	2,225,321
Highwoods Realty LP
2.60%, 02/01/31	841	746,646
3.05%, 02/15/30	1,802	1,672,434
3.88%, 03/01/27	1,470	1,455,404
4.13%, 03/15/28	1,608	1,589,125
4.20%, 04/15/29	1,610	1,580,281
7.65%, 02/01/34	535	610,279
Host Hotels & Resorts LP
5.50%, 04/15/35	2,505	2,526,707
5.70%, 06/15/32	1,540	1,593,284
5.70%, 07/01/34	2,575	2,640,382
Series H, 3.38%, 12/15/29	3,569	3,393,570
Series I, 3.50%, 09/15/30	2,220	2,092,234
Series J, 2.90%, 12/15/31	2,285	2,041,702
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	2,753	2,384,734
2.30%, 11/15/28	3,160	2,989,165
2.70%, 01/15/34	2,300	1,959,098
4.15%, 04/15/32	2,660	2,571,822
4.88%, 02/01/35	915	905,263
4.95%, 01/15/33	1,855	1,863,859
5.45%, 08/15/30	2,335	2,424,730
5.50%, 08/15/33	1,650	1,716,849
Kilroy Realty LP
2.50%, 11/15/32	3,518	2,921,832
2.65%, 11/15/33	3,235	2,638,754
3.05%, 02/15/30	2,414	2,226,054
4.25%, 08/15/29	2,493	2,435,479
4.75%, 12/15/28	3,029	3,028,510
5.88%, 10/15/35	180	181,467
6.25%, 01/15/36	1,050	1,082,637
Kimco Realty OP LLC
1.90%, 03/01/28	1,683	1,602,044
2.25%, 12/01/31	1,316	1,161,393
2.70%, 10/01/30	1,875	1,736,879
3.20%, 04/01/32	586	542,179
3.70%, 10/01/49	1,227	925,912
3.80%, 04/01/27	3,159	3,147,850
4.13%, 12/01/46	1,671	1,387,398
4.25%, 04/01/45	1,997	1,704,958
4.45%, 09/01/47	2,525	2,191,677

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.60%, 02/01/33	$3,065	$3,050,672
4.85%, 03/01/35	1,540	1,531,644
5.30%, 02/01/36	1,725	1,765,633
6.40%, 03/01/34	2,412	2,661,329
Kite Realty Group LP
4.95%, 12/15/31	1,240	1,253,051
5.20%, 08/15/32	650	662,797
5.50%, 03/01/34	350	361,022
Kite Realty Group Trust, 4.75%, 09/15/30	2,425	2,440,198
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30(b)	250	254,808
Lineage OP LP, 5.25%, 07/15/30(c)	555	562,091
LXP Industrial Trust
2.38%, 10/01/31	675	586,379
2.70%, 09/15/30	958	877,275
6.75%, 11/15/28	357	379,732
Mid-America Apartments LP
1.70%, 02/15/31	2,896	2,528,576
2.75%, 03/15/30(b)	1,705	1,608,265
2.88%, 09/15/51	1,620	1,045,205
3.60%, 06/01/27	3,730	3,706,444
3.95%, 03/15/29	3,140	3,123,511
4.20%, 06/15/28	2,153	2,158,509
4.95%, 03/01/35	660	666,170
5.00%, 03/15/34	1,070	1,084,275
5.30%, 02/15/32	1,535	1,596,414
National Health Investors Inc.
3.00%, 02/01/31	2,328	2,098,310
5.35%, 02/01/33	980	970,450
NNN REIT Inc.
2.50%, 04/15/30	2,577	2,385,724
3.00%, 04/15/52	2,148	1,367,306
3.10%, 04/15/50	1,972	1,297,331
3.50%, 10/15/27	2,390	2,362,528
3.50%, 04/15/51	2,427	1,717,502
3.60%, 12/15/26	2,437	2,420,612
4.30%, 10/15/28	1,940	1,944,909
4.60%, 02/15/31	1,880	1,887,991
4.80%, 10/15/48	1,475	1,313,597
5.50%, 06/15/34	2,030	2,102,994
5.60%, 10/15/33	2,105	2,202,617
Omega Healthcare Investors Inc.
3.25%, 04/15/33(b)	2,978	2,627,212
3.38%, 02/01/31	3,409	3,159,328
3.63%, 10/01/29	3,327	3,196,727
4.50%, 04/01/27	3,570	3,581,616
4.75%, 01/15/28	3,192	3,213,575
5.20%, 07/01/30	1,470	1,491,543
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	2,340	2,085,164
4.95%, 01/15/35	1,030	1,016,436
5.25%, 08/15/32	1,110	1,132,018
5.75%, 07/15/34	1,430	1,492,911
Piedmont Operating Partnership LP
2.75%, 04/01/32	755	643,323
3.15%, 08/15/30	2,088	1,899,113
6.88%, 07/15/29	200	211,721
9.25%, 07/20/28	650	719,424
Prologis LP
1.25%, 10/15/30	3,418	2,977,097
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
1.63%, 03/15/31	$2,174	$1,898,517
1.75%, 07/01/30	1,837	1,642,175
1.75%, 02/01/31	2,960	2,605,014
2.13%, 04/15/27	2,936	2,860,043
2.13%, 10/15/50	2,917	1,615,941
2.25%, 04/15/30	4,032	3,725,786
2.25%, 01/15/32	2,807	2,477,246
2.88%, 11/15/29	2,050	1,952,818
3.00%, 04/15/50	3,563	2,394,346
3.05%, 03/01/50	2,003	1,361,370
3.38%, 12/15/27	2,320	2,292,875
3.88%, 09/15/28	2,267	2,259,778
4.00%, 09/15/28	2,331	2,329,740
4.38%, 02/01/29	1,906	1,920,633
4.38%, 09/15/48	1,200	1,028,238
4.63%, 01/15/33	2,980	2,999,400
4.75%, 01/15/31	2,785	2,840,878
4.75%, 06/15/33	2,708	2,733,722
4.88%, 06/15/28	3,475	3,551,098
5.00%, 03/15/34	2,899	2,947,684
5.00%, 01/31/35	2,920	2,956,935
5.13%, 01/15/34	3,180	3,264,950
5.25%, 05/15/35	3,330	3,429,073
5.25%, 06/15/53	4,130	4,019,875
5.25%, 03/15/54	4,075	3,956,953
Public Storage Operating Co.
1.50%, 11/09/26	4,072	3,973,576
1.85%, 05/01/28	3,190	3,029,071
1.95%, 11/09/28	2,970	2,796,756
2.25%, 11/09/31	2,800	2,484,960
2.30%, 05/01/31	2,980	2,686,844
3.09%, 09/15/27	2,360	2,326,121
3.39%, 05/01/29	2,726	2,663,129
4.38%, 07/01/30	2,150	2,163,543
5.00%, 07/01/35	1,700	1,722,326
5.10%, 08/01/33	1,070	1,110,362
5.13%, 01/15/29	2,831	2,920,677
5.35%, 08/01/53	3,899	3,844,678
Rayonier LP, 2.75%, 05/17/31	2,642	2,380,635
Realty Income Corp.
1.80%, 03/15/33	2,098	1,737,065
2.10%, 03/15/28	2,476	2,368,121
2.20%, 06/15/28	2,030	1,938,030
2.70%, 02/15/32	1,735	1,560,995
2.85%, 12/15/32	2,136	1,910,504
3.00%, 01/15/27	3,419	3,376,187
3.10%, 12/15/29	2,959	2,842,526
3.20%, 02/15/31	1,630	1,537,820
3.25%, 06/15/29	1,922	1,862,867
3.25%, 01/15/31	5,259	4,982,554
3.40%, 01/15/28	3,015	2,974,740
3.40%, 01/15/30	2,405	2,330,433
3.65%, 01/15/28	2,839	2,814,461
3.95%, 08/15/27	3,461	3,454,821
3.95%, 02/01/29	1,500	1,491,877
4.00%, 07/15/29	2,382	2,370,593
4.50%, 02/01/33	1,710	1,690,772
4.65%, 03/15/47	3,454	3,099,943
4.70%, 12/15/28	2,840	2,889,034
4.75%, 02/15/29	2,515	2,561,915
4.85%, 03/15/30(b)	1,920	1,967,702

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.90%, 07/15/33	$3,505	$3,550,249
5.13%, 02/15/34	3,055	3,127,693
5.13%, 04/15/35	1,625	1,650,652
5.38%, 09/01/54	1,045	1,025,193
5.63%, 10/13/32	3,250	3,444,058
Regency Centers LP
2.95%, 09/15/29	2,300	2,201,132
3.60%, 02/01/27	1,556	1,545,988
3.70%, 06/15/30	1,733	1,691,093
4.13%, 03/15/28	1,911	1,912,238
4.40%, 02/01/47	1,923	1,665,225
4.65%, 03/15/49	1,886	1,665,653
5.00%, 07/15/32	1,450	1,485,137
5.10%, 01/15/35	765	774,864
5.25%, 01/15/34	1,030	1,059,281
Rexford Industrial Realty LP
2.13%, 12/01/30	2,288	2,044,003
2.15%, 09/01/31	2,255	1,968,688
5.00%, 06/15/28	1,640	1,667,639
Sabra Health Care LP
3.20%, 12/01/31	4,027	3,651,361
3.90%, 10/15/29	2,488	2,417,511
Safehold GL Holdings LLC
2.80%, 06/15/31(b)	2,575	2,372,339
2.85%, 01/15/32	1,115	991,578
5.65%, 01/15/35	1,410	1,440,273
6.10%, 04/01/34	1,175	1,238,270
Simon Property Group LP
1.38%, 01/15/27	3,374	3,267,798
1.75%, 02/01/28	3,615	3,442,388
2.20%, 02/01/31	3,374	3,035,854
2.25%, 01/15/32	3,610	3,171,145
2.45%, 09/13/29	6,608	6,212,562
2.65%, 07/15/30	3,058	2,853,843
2.65%, 02/01/32	2,825	2,533,841
3.25%, 11/30/26	4,323	4,292,740
3.25%, 09/13/49	5,893	4,124,161
3.38%, 06/15/27(b)	3,712	3,679,428
3.38%, 12/01/27	4,488	4,437,444
3.80%, 07/15/50	3,295	2,521,924
4.25%, 10/01/44	2,110	1,806,953
4.25%, 11/30/46	2,437	2,058,338
4.38%, 10/01/30	1,770	1,777,648
4.75%, 09/26/34	3,205	3,183,673
4.75%, 03/15/42	2,601	2,402,727
5.13%, 10/01/35	2,875	2,912,746
5.50%, 03/08/33	2,950	3,108,158
5.85%, 03/08/53(b)	3,055	3,153,546
6.25%, 01/15/34	1,395	1,531,790
6.65%, 01/15/54	2,284	2,599,740
6.75%, 02/01/40	2,758	3,176,312
Store Capital LLC
2.70%, 12/01/31	2,090	1,834,210
2.75%, 11/18/30	1,444	1,314,464
4.50%, 03/15/28	1,867	1,867,608
4.63%, 03/15/29	1,936	1,924,072
5.40%, 04/30/30(c)	1,035	1,054,601
Sun Communities Operating LP
2.30%, 11/01/28	2,133	2,019,541
2.70%, 07/15/31	3,462	3,138,489
4.20%, 04/15/32	2,390	2,329,404
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Tanger Properties LP
2.75%, 09/01/31	$2,010	$1,808,713
3.88%, 07/15/27	2,081	2,064,759
UDR Inc.
1.90%, 03/15/33	2,085	1,718,288
2.10%, 08/01/32	2,015	1,722,663
2.10%, 06/15/33	1,120	933,594
3.00%, 08/15/31	2,668	2,468,037
3.10%, 11/01/34	1,648	1,424,237
3.20%, 01/15/30	4,178	3,999,838
3.50%, 07/01/27	1,868	1,845,677
3.50%, 01/15/28	2,270	2,235,660
4.40%, 01/26/29	2,045	2,056,253
5.13%, 09/01/34	1,270	1,289,046
Ventas Realty LP
2.50%, 09/01/31	3,480	3,118,264
3.00%, 01/15/30	3,160	2,993,995
3.85%, 04/01/27	1,880	1,871,272
4.00%, 03/01/28	2,268	2,258,206
4.38%, 02/01/45	1,218	1,038,169
4.40%, 01/15/29	2,784	2,791,039
4.75%, 11/15/30	1,325	1,342,595
4.88%, 04/15/49	1,887	1,675,856
5.00%, 01/15/35	1,810	1,811,631
5.10%, 07/15/32	2,930	3,000,871
5.63%, 07/01/34	1,745	1,824,812
5.70%, 09/30/43	1,800	1,804,240
VICI Properties LP
4.75%, 02/15/28	6,325	6,378,488
4.75%, 04/01/28	465	469,316
4.95%, 02/15/30	4,900	4,951,515
5.13%, 11/15/31	2,085	2,109,663
5.13%, 05/15/32	6,790	6,843,654
5.63%, 04/01/35	2,935	2,988,494
5.63%, 05/15/52	3,718	3,517,483
5.75%, 04/01/34	1,670	1,723,676
6.13%, 04/01/54	2,670	2,693,404
Welltower OP LLC
2.05%, 01/15/29	2,543	2,386,651
2.70%, 02/15/27	4,199	4,131,989
2.75%, 01/15/31	2,021	1,874,571
2.75%, 01/15/32	2,535	2,299,709
2.80%, 06/01/31	3,925	3,620,737
3.10%, 01/15/30	3,930	3,761,980
3.85%, 06/15/32	2,260	2,177,794
4.13%, 03/15/29	2,861	2,858,717
4.25%, 04/15/28	4,453	4,478,710
4.50%, 07/01/30	3,650	3,687,380
4.95%, 09/01/48	2,375	2,249,185
5.13%, 07/01/35	4,120	4,201,627
6.50%, 03/15/41	2,497	2,797,458
Weyerhaeuser Co.
3.38%, 03/09/33	1,360	1,240,387
4.00%, 11/15/29	3,764	3,718,949
4.00%, 04/15/30	3,920	3,863,517
4.00%, 03/09/52	2,354	1,842,451
6.95%, 10/01/27	3,029	3,188,495
7.38%, 03/15/32	2,933	3,347,170
WP Carey Inc.
2.25%, 04/01/33	1,935	1,618,096
2.40%, 02/01/31	2,903	2,604,303

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.45%, 02/01/32	$2,500	$2,201,589
3.85%, 07/15/29	2,671	2,627,867
4.65%, 07/15/30	1,300	1,308,590
5.38%, 06/30/34	1,715	1,760,695
		1,217,066,506
Retail — 0.6%
AutoNation Inc.
1.95%, 08/01/28	1,467	1,375,008
2.40%, 08/01/31	2,230	1,951,041
3.80%, 11/15/27	2,177	2,156,505
3.85%, 03/01/32	3,120	2,911,981
4.75%, 06/01/30	2,308	2,314,045
5.89%, 03/15/35	675	696,882
AutoZone Inc.
1.65%, 01/15/31	1,881	1,637,183
3.75%, 06/01/27	3,819	3,797,178
3.75%, 04/18/29	2,330	2,295,350
4.00%, 04/15/30	3,795	3,748,468
4.50%, 02/01/28	2,720	2,744,905
4.75%, 08/01/32	3,670	3,698,723
4.75%, 02/01/33	2,485	2,486,649
5.10%, 07/15/29	2,465	2,534,074
5.13%, 06/15/30	850	876,885
5.20%, 08/01/33	1,315	1,351,345
5.40%, 07/15/34(b)	2,815	2,908,851
6.25%, 11/01/28	2,565	2,712,608
6.55%, 11/01/33	2,085	2,325,141
Best Buy Co. Inc.
1.95%, 10/01/30	3,899	3,468,636
4.45%, 10/01/28	3,244	3,269,781
Costco Wholesale Corp.
1.38%, 06/20/27	6,716	6,467,926
1.60%, 04/20/30	8,239	7,447,398
1.75%, 04/20/32	4,370	3,779,619
3.00%, 05/18/27	5,237	5,181,426
Darden Restaurants Inc.
3.85%, 05/01/27	3,389	3,374,024
4.35%, 10/15/27	2,090	2,098,541
4.55%, 10/15/29	2,860	2,874,939
4.55%, 02/15/48	2,765	2,307,998
6.30%, 10/10/33	1,420	1,537,917
Dick's Sporting Goods Inc.
3.15%, 01/15/32	3,650	3,351,037
4.00%, 10/01/29(c)	1,160	1,134,673
4.10%, 01/15/52	4,920	3,666,172
Dollar General Corp.
3.50%, 04/03/30	3,538	3,402,379
4.13%, 05/01/28	2,477	2,468,788
4.13%, 04/03/50	3,170	2,509,591
4.63%, 11/01/27	2,782	2,802,940
5.00%, 11/01/32	4,235	4,270,754
5.20%, 07/05/28	1,885	1,928,100
5.45%, 07/05/33	2,395	2,475,297
5.50%, 11/01/52	1,501	1,445,562
Dollar Tree Inc.
2.65%, 12/01/31	3,885	3,471,760
3.38%, 12/01/51	3,400	2,322,468
4.20%, 05/15/28	6,418	6,391,835
Ferguson Enterprises Inc.
4.35%, 03/15/31	2,920	2,905,788
5.00%, 10/03/34	390	392,913
Security	Par (000)	Value
Retail (continued)
Genuine Parts Co.
1.88%, 11/01/30	$3,400	$2,975,842
2.75%, 02/01/32	1,580	1,387,885
4.95%, 08/15/29	3,965	4,008,068
6.50%, 11/01/28	2,735	2,881,329
6.88%, 11/01/33(b)	1,765	1,959,032
Home Depot Inc. (The)
0.90%, 03/15/28	2,787	2,609,546
1.38%, 03/15/31	6,685	5,780,775
1.50%, 09/15/28	3,170	2,971,688
1.88%, 09/15/31	4,080	3,575,153
2.38%, 03/15/51	6,135	3,588,804
2.50%, 04/15/27	4,059	3,982,367
2.70%, 04/15/30	7,371	6,956,698
2.75%, 09/15/51	4,480	2,825,220
2.80%, 09/14/27	4,904	4,814,703
2.88%, 04/15/27	4,000	3,945,961
2.95%, 06/15/29	6,176	5,963,333
3.13%, 12/15/49	6,994	4,848,870
3.25%, 04/15/32	6,265	5,869,057
3.30%, 04/15/40	5,307	4,355,248
3.35%, 04/15/50	6,821	4,914,639
3.50%, 09/15/56	4,395	3,138,361
3.63%, 04/15/52	7,425	5,546,423
3.75%, 09/15/28	1,605	1,601,159
3.90%, 12/06/28	6,373	6,374,411
3.90%, 06/15/47	5,581	4,506,169
3.95%, 09/15/30(b)	1,680	1,671,306
4.20%, 04/01/43	5,004	4,358,818
4.25%, 04/01/46	7,630	6,562,916
4.40%, 03/15/45	4,777	4,214,368
4.50%, 09/15/32	2,730	2,767,577
4.50%, 12/06/48	7,243	6,361,110
4.65%, 09/15/35	2,955	2,926,284
4.75%, 06/25/29	4,525	4,633,469
4.85%, 06/25/31	5,080	5,246,987
4.88%, 06/25/27	4,590	4,665,255
4.88%, 02/15/44	5,000	4,730,170
4.90%, 04/15/29	3,190	3,283,968
4.95%, 06/25/34	6,210	6,361,663
4.95%, 09/15/52	4,200	3,905,862
5.30%, 06/25/54	2,865	2,787,793
5.40%, 09/15/40	2,928	3,028,050
5.40%, 06/25/64	2,188	2,153,257
5.88%, 12/16/36	13,865	15,057,592
5.95%, 04/01/41	4,595	4,945,770
Lowe's Companies Inc.
1.30%, 04/15/28	4,692	4,396,021
1.70%, 09/15/28	4,803	4,497,529
1.70%, 10/15/30	5,373	4,741,039
2.63%, 04/01/31	7,687	7,019,977
2.80%, 09/15/41	4,721	3,416,832
3.00%, 10/15/50	7,843	5,086,270
3.10%, 05/03/27	6,721	6,628,501
3.35%, 04/01/27	3,313	3,282,313
3.50%, 04/01/51	2,347	1,665,820
3.65%, 04/05/29	6,743	6,629,175
3.70%, 04/15/46	6,126	4,701,084
3.75%, 04/01/32	6,480	6,183,987
3.95%, 10/15/27	4,490	4,483,403
4.00%, 10/15/28	4,300	4,291,077

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.05%, 05/03/47	$7,024	$5,640,629
4.25%, 03/15/31	4,650	4,615,004
4.25%, 04/01/52	6,310	5,042,005
4.38%, 09/15/45	2,130	1,810,631
4.45%, 04/01/62	4,450	3,553,156
4.50%, 04/15/30	5,749	5,811,769
4.50%, 10/15/32	4,300	4,259,026
4.55%, 04/05/49	2,923	2,487,722
4.65%, 04/15/42	2,440	2,241,279
4.85%, 10/15/35	4,440	4,386,357
5.00%, 04/15/33	4,330	4,422,430
5.00%, 04/15/40	1,916	1,858,880
5.13%, 04/15/50	2,185	2,011,881
5.15%, 07/01/33	4,275	4,400,825
5.50%, 10/15/35	1,878	1,953,456
5.63%, 04/15/53	6,625	6,533,496
5.75%, 07/01/53(b)	2,415	2,422,137
5.80%, 09/15/62	4,375	4,361,964
5.85%, 04/01/63	3,155	3,173,100
6.50%, 03/15/29	3,635	3,903,919
McDonald's Corp.
2.13%, 03/01/30	3,695	3,391,661
2.63%, 09/01/29	5,208	4,942,735
3.50%, 03/01/27	5,199	5,161,666
3.50%, 07/01/27	5,008	4,969,786
3.60%, 07/01/30	4,695	4,582,983
3.63%, 05/01/43	2,641	2,106,006
3.63%, 09/01/49	8,087	6,047,641
3.70%, 02/15/42	2,436	1,999,234
3.80%, 04/01/28	5,256	5,229,322
4.20%, 04/01/50	3,556	2,914,954
4.40%, 02/12/31	2,275	2,284,783
4.45%, 03/01/47	5,099	4,406,610
4.45%, 09/01/48	3,570	3,072,200
4.60%, 05/15/30	1,860	1,888,913
4.60%, 09/09/32	1,695	1,719,711
4.60%, 05/26/45	2,819	2,516,457
4.70%, 12/09/35	4,021	3,991,194
4.80%, 08/14/28	2,990	3,046,485
4.88%, 07/15/40	1,447	1,398,224
4.88%, 12/09/45	7,950	7,337,819
4.95%, 08/14/33	3,055	3,148,445
4.95%, 03/03/35(b)	2,210	2,240,409
5.00%, 05/17/29	2,720	2,796,872
5.00%, 02/13/36	2,735	2,753,974
5.15%, 09/09/52	3,155	2,989,004
5.20%, 05/17/34	1,940	2,016,497
5.45%, 08/14/53	3,805	3,753,260
5.70%, 02/01/39	1,684	1,788,816
6.30%, 10/15/37	3,898	4,326,726
6.30%, 03/01/38	3,363	3,728,746
O'Reilly Automotive Inc.
1.75%, 03/15/31	1,575	1,371,512
3.60%, 09/01/27	4,121	4,084,715
3.90%, 06/01/29	2,747	2,719,361
4.20%, 04/01/30	2,846	2,829,222
4.35%, 06/01/28	1,940	1,950,670
4.70%, 06/15/32	3,700	3,724,276
5.00%, 08/19/34	2,025	2,038,962
5.75%, 11/20/26	3,150	3,201,621
Ross Stores Inc., 1.88%, 04/15/31	2,385	2,083,342
Security	Par (000)	Value
Retail (continued)
Starbucks Corp.
2.00%, 03/12/27	$3,706	$3,604,748
2.25%, 03/12/30	3,665	3,367,213
2.55%, 11/15/30	5,991	5,531,446
3.00%, 02/14/32	4,795	4,412,548
3.35%, 03/12/50	3,098	2,153,724
3.50%, 03/01/28	3,336	3,294,222
3.50%, 11/15/50	5,155	3,695,400
3.55%, 08/15/29	4,305	4,221,421
3.75%, 12/01/47	2,629	2,015,278
4.00%, 11/15/28	4,445	4,434,565
4.30%, 06/15/45	1,971	1,673,808
4.45%, 08/15/49	4,409	3,707,418
4.50%, 05/15/28	2,840	2,864,676
4.50%, 11/15/48	5,340	4,543,983
4.80%, 05/15/30	1,470	1,501,042
4.80%, 02/15/33	2,625	2,659,575
4.85%, 02/08/27	3,225	3,251,933
4.90%, 02/15/31(b)	2,095	2,155,822
5.00%, 02/15/34	1,935	1,972,032
5.40%, 05/15/35(b)	1,220	1,264,686
Target Corp.
1.95%, 01/15/27	6,172	6,036,300
2.35%, 02/15/30	3,856	3,597,307
2.65%, 09/15/30	3,179	2,971,567
2.95%, 01/15/52	5,715	3,747,768
3.38%, 04/15/29	4,868	4,769,139
3.63%, 04/15/46	3,948	3,048,445
3.90%, 11/15/47	3,922	3,128,833
4.00%, 07/01/42	4,691	4,032,941
4.35%, 06/15/28	1,405	1,418,101
4.40%, 01/15/33	2,555	2,551,747
4.50%, 09/15/32(b)	4,545	4,574,114
4.50%, 09/15/34	3,015	2,972,430
4.80%, 01/15/53(b)	3,876	3,512,657
5.00%, 04/15/35	2,430	2,461,439
5.25%, 02/15/36	2,150	2,211,327
6.35%, 11/01/32	1,761	1,957,427
6.50%, 10/15/37	2,168	2,472,711
7.00%, 01/15/38	2,439	2,863,671
TJX Companies Inc. (The)
1.15%, 05/15/28	1,756	1,639,579
1.60%, 05/15/31	635	556,374
3.88%, 04/15/30	3,440	3,422,407
4.50%, 04/15/50	3,315	2,937,756
Tractor Supply Co.
1.75%, 11/01/30	3,335	2,937,975
5.25%, 05/15/33	1,290	1,334,198
Walmart Inc.
1.50%, 09/22/28	6,618	6,217,617
1.80%, 09/22/31	8,707	7,698,382
2.38%, 09/24/29	1,632	1,547,533
2.50%, 09/22/41	6,346	4,596,121
2.65%, 09/22/51	8,955	5,734,355
2.95%, 09/24/49	3,808	2,656,437
3.25%, 07/08/29	3,473	3,403,747
3.63%, 12/15/47	2,105	1,676,641
3.70%, 06/26/28	5,367	5,368,107
3.90%, 04/15/28	4,900	4,917,399
3.95%, 09/09/27	4,075	4,092,110
3.95%, 06/28/38	2,920	2,729,838

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.00%, 04/15/30	$3,904	$3,928,916
4.00%, 04/11/43	1,185	1,044,802
4.05%, 06/29/48	4,615	3,899,152
4.10%, 04/28/27	2,405	2,418,830
4.10%, 04/15/33	4,695	4,673,236
4.15%, 09/09/32	5,340	5,352,739
4.30%, 04/22/44	2,010	1,820,067
4.35%, 04/28/30	2,800	2,840,823
4.50%, 09/09/52	3,790	3,400,840
4.50%, 04/15/53	9,125	8,174,508
4.90%, 04/28/35	3,995	4,108,408
5.00%, 10/25/40	2,105	2,141,037
5.25%, 09/01/35	3,600	3,809,314
5.63%, 04/01/40	1,956	2,110,465
5.63%, 04/15/41	1,545	1,651,755
5.88%, 04/05/27	350	360,422
6.20%, 04/15/38	2,394	2,715,641
6.50%, 08/15/37	6,400	7,427,417
7.55%, 02/15/30	4,440	5,068,596
		841,848,556
Semiconductors — 0.6%
Advanced Micro Devices Inc.
3.92%, 06/01/32	3,715	3,637,419
4.32%, 03/24/28	2,485	2,510,432
4.39%, 06/01/52	3,510	3,026,591
Analog Devices Inc.
1.70%, 10/01/28	4,804	4,507,197
2.10%, 10/01/31	4,355	3,846,259
2.80%, 10/01/41	3,685	2,726,100
2.95%, 10/01/51	5,285	3,490,899
3.45%, 06/15/27	3,537	3,509,285
3.50%, 12/05/26	5,583	5,553,315
4.25%, 06/15/28	3,455	3,477,788
4.50%, 06/15/30	3,540	3,593,772
5.05%, 04/01/34	2,535	2,627,849
5.30%, 12/15/45	2,700	2,667,126
5.30%, 04/01/54	2,470	2,424,664
Applied Materials Inc.
1.75%, 06/01/30	5,725	5,152,299
2.75%, 06/01/50	3,516	2,296,293
3.30%, 04/01/27	7,125	7,072,031
4.00%, 01/15/31	2,435	2,414,741
4.35%, 04/01/47	5,027	4,383,951
4.60%, 01/15/36	1,400	1,384,212
4.80%, 06/15/29	3,590	3,676,771
5.10%, 10/01/35(b)	3,324	3,445,295
5.85%, 06/15/41	3,109	3,321,590
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	5,129	5,077,307
Broadcom Inc.
1.95%, 02/15/28	1,760	1,680,543
2.45%, 02/15/31	11,420	10,418,781
2.60%, 02/15/33	7,525	6,616,489
3.14%, 11/15/35(c)	11,155	9,664,888
3.19%, 11/15/36(c)	5,900	5,035,712
3.42%, 04/15/33	11,021	10,282,456
3.47%, 04/15/34	13,830	12,662,467
3.50%, 02/15/41	13,403	11,058,139
3.75%, 02/15/51	7,961	6,170,074
4.00%, 04/15/29(c)	6,210	6,181,679
4.11%, 09/15/28	2,400	2,402,675
Security	Par (000)	Value
Semiconductors (continued)
4.15%, 02/15/28	$4,145	$4,155,922
4.15%, 11/15/30	6,385	6,356,489
4.15%, 04/15/32(c)	5,460	5,346,489
4.20%, 10/15/30	2,805	2,798,478
4.30%, 11/15/32	8,064	7,961,977
4.35%, 02/15/30	5,320	5,347,716
4.55%, 02/15/32	3,950	3,971,764
4.60%, 07/15/30	5,685	5,765,211
4.75%, 04/15/29	3,815	3,884,463
4.80%, 04/15/28	3,175	3,232,159
4.80%, 10/15/34	7,870	7,906,655
4.80%, 02/15/36	8,900	8,824,437
4.90%, 07/15/32	7,500	7,662,613
4.90%, 02/15/38	6,875	6,789,931
4.93%, 05/15/37(c)	20,050	20,010,415
5.00%, 04/15/30	1,710	1,761,597
5.05%, 07/12/27	6,400	6,504,864
5.05%, 07/12/29	6,385	6,575,982
5.05%, 04/15/30	3,185	3,288,841
5.15%, 11/15/31	10,185	10,595,585
5.20%, 04/15/32	3,435	3,572,149
5.20%, 07/15/35	9,680	9,967,271
Intel Corp.
1.60%, 08/12/28	5,243	4,894,765
2.00%, 08/12/31	5,910	5,167,833
2.45%, 11/15/29	8,407	7,819,803
2.80%, 08/12/41	4,750	3,341,605
3.05%, 08/12/51	4,710	2,980,191
3.10%, 02/15/60	5,290	3,093,945
3.15%, 05/11/27	5,248	5,167,064
3.20%, 08/12/61	4,290	2,554,539
3.25%, 11/15/49	8,933	5,916,623
3.73%, 12/08/47	8,985	6,600,492
3.75%, 03/25/27	5,580	5,548,457
3.75%, 08/05/27	5,830	5,782,926
3.90%, 03/25/30	7,299	7,150,041
4.00%, 08/05/29	3,760	3,716,636
4.00%, 12/15/32	4,766	4,543,008
4.10%, 05/19/46	6,082	4,768,231
4.10%, 05/11/47	7,108	5,495,030
4.15%, 08/05/32	4,595	4,434,344
4.25%, 12/15/42	2,917	2,412,307
4.60%, 03/25/40	4,259	3,853,761
4.75%, 03/25/50	8,899	7,520,277
4.80%, 10/01/41	4,050	3,655,071
4.88%, 02/10/28	7,601	7,706,385
4.90%, 07/29/45	4,366	3,876,396
4.90%, 08/05/52	5,750	4,926,790
4.95%, 03/25/60	5,014	4,261,619
5.00%, 02/21/31	2,560	2,621,669
5.05%, 08/05/62	4,896	4,130,641
5.13%, 02/10/30	6,235	6,398,580
5.15%, 02/21/34(b)	3,365	3,412,532
5.20%, 02/10/33(b)	10,375	10,583,990
5.60%, 02/21/54	3,060	2,928,121
5.63%, 02/10/43	4,660	4,584,514
5.70%, 02/10/53	8,040	7,726,762
5.90%, 02/10/63	5,620	5,456,767
KLA Corp.
3.30%, 03/01/50	4,023	2,871,593
4.10%, 03/15/29	4,033	4,041,125

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.65%, 07/15/32	$3,815	$3,874,237
4.70%, 02/01/34	1,800	1,814,659
4.95%, 07/15/52	6,440	6,008,350
5.00%, 03/15/49	2,279	2,151,466
5.25%, 07/15/62	4,135	3,979,960
Lam Research Corp.
1.90%, 06/15/30	7,910	7,166,382
2.88%, 06/15/50	3,894	2,591,919
3.13%, 06/15/60	3,386	2,177,679
4.00%, 03/15/29	3,636	3,628,760
4.88%, 03/15/49	3,585	3,341,277
Marvell Technology Inc.
2.45%, 04/15/28	4,342	4,165,785
2.95%, 04/15/31	3,860	3,567,387
4.75%, 07/15/30	1,815	1,837,133
4.88%, 06/22/28	1,820	1,846,196
5.45%, 07/15/35	2,305	2,363,202
5.75%, 02/15/29	1,355	1,414,785
5.95%, 09/15/33	1,755	1,876,251
Microchip Technology Inc.
4.90%, 03/15/28	3,205	3,245,051
5.05%, 03/15/29	4,225	4,306,094
5.05%, 02/15/30	3,395	3,461,577
Micron Technology Inc.
2.70%, 04/15/32	4,587	4,088,916
3.37%, 11/01/41	2,695	2,078,250
3.48%, 11/01/51	2,530	1,805,186
4.66%, 02/15/30	4,587	4,632,992
5.30%, 01/15/31	4,005	4,146,855
5.33%, 02/06/29	3,119	3,212,549
5.65%, 11/01/32	380	398,567
5.80%, 01/15/35	1,900	2,004,025
5.88%, 02/09/33	3,630	3,852,397
5.88%, 09/15/33	4,995	5,311,819
6.05%, 11/01/35	4,090	4,379,936
NVIDIA Corp.
1.55%, 06/15/28	8,155	7,710,935
2.00%, 06/15/31	7,403	6,654,896
2.85%, 04/01/30	7,112	6,795,568
3.50%, 04/01/40	5,198	4,458,068
3.50%, 04/01/50	10,292	7,851,713
3.70%, 04/01/60	2,260	1,716,089
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	3,112	3,217,680
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	5,664	5,098,724
2.65%, 02/15/32	4,581	4,073,630
3.13%, 02/15/42	3,000	2,229,223
3.15%, 05/01/27	3,215	3,166,504
3.25%, 05/11/41	4,780	3,626,132
3.25%, 11/30/51	2,610	1,748,859
3.40%, 05/01/30	4,943	4,739,172
4.30%, 08/19/28	2,110	2,112,734
4.30%, 06/18/29	5,464	5,447,472
4.40%, 06/01/27	1,480	1,483,829
4.85%, 08/19/32	1,300	1,300,607
5.00%, 01/15/33	5,000	5,048,462
5.25%, 08/19/35	2,645	2,669,352
Qorvo Inc., 4.38%, 10/15/29	5,015	4,938,302
Qualcomm Inc.
1.30%, 05/20/28	5,685	5,326,187
1.65%, 05/20/32	5,883	4,999,669
Security	Par (000)	Value
Semiconductors (continued)
2.15%, 05/20/30	$7,365	$6,768,767
3.25%, 05/20/27	10,082	9,994,508
3.25%, 05/20/50	4,604	3,259,283
4.25%, 05/20/32	3,286	3,290,753
4.30%, 05/20/47	7,070	6,062,628
4.50%, 05/20/30	2,795	2,836,259
4.50%, 05/20/52	4,885	4,232,296
4.65%, 05/20/35	5,767	5,790,007
4.75%, 05/20/32	3,040	3,101,296
4.80%, 05/20/45	6,541	6,104,164
5.40%, 05/20/33	3,675	3,902,159
6.00%, 05/20/53	5,820	6,236,603
QUALCOMM Inc., 5.00%, 05/20/35	2,470	2,520,472
Skyworks Solutions Inc., 3.00%, 06/01/31	3,070	2,778,304
Texas Instruments Inc.
1.75%, 05/04/30	4,815	4,349,776
1.90%, 09/15/31	3,445	3,043,383
2.25%, 09/04/29	4,833	4,532,473
2.70%, 09/15/51	3,195	1,995,684
2.90%, 11/03/27	3,591	3,530,543
3.65%, 08/16/32	3,890	3,733,019
3.88%, 03/15/39	5,028	4,486,256
4.10%, 08/16/52	2,171	1,761,780
4.15%, 05/15/48	7,096	5,917,199
4.50%, 05/23/30	2,270	2,308,091
4.60%, 02/08/27	2,625	2,647,285
4.60%, 02/15/28	4,270	4,338,431
4.60%, 02/08/29	1,955	1,996,497
4.85%, 02/08/34	2,105	2,157,910
4.90%, 03/14/33	3,130	3,225,285
5.00%, 03/14/53	3,455	3,233,238
5.05%, 05/18/63	4,890	4,490,754
5.10%, 05/23/35	2,100	2,164,513
5.15%, 02/08/54(b)	2,055	1,968,357
TSMC Arizona Corp.
2.50%, 10/25/31	7,790	7,089,369
3.13%, 10/25/41	6,500	5,344,825
3.25%, 10/25/51(b)	4,500	3,494,688
3.88%, 04/22/27	3,715	3,705,091
4.13%, 04/22/29	1,475	1,477,777
4.25%, 04/22/32	2,395	2,410,976
4.50%, 04/22/52(b)	1,885	1,810,366
Xilinx Inc., 2.38%, 06/01/30	5,466	5,067,106
		848,524,150
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	3,054	2,874,924
3.48%, 12/01/27	3,671	3,612,685
4.20%, 05/01/30	2,615	2,586,930
5.35%, 01/15/30	2,095	2,164,067
5.75%, 01/15/35(b)	2,335	2,462,488
		13,701,094
Software — 0.6%
Adobe Inc.
2.15%, 02/01/27	5,401	5,291,150
2.30%, 02/01/30	7,816	7,289,259
4.75%, 01/17/28	920	937,463
4.80%, 04/04/29	3,270	3,354,856
4.85%, 04/04/27	3,790	3,842,467
4.95%, 01/17/30	1,110	1,147,335

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.95%, 04/04/34	$2,285	$2,360,648
5.30%, 01/17/35	1,530	1,611,991
Atlassian Corp.
5.25%, 05/15/29	2,470	2,539,596
5.50%, 05/15/34	1,950	2,005,634
Autodesk Inc.
2.40%, 12/15/31	5,248	4,654,992
2.85%, 01/15/30	3,882	3,673,652
3.50%, 06/15/27	4,285	4,245,936
5.30%, 06/15/35	1,850	1,898,088
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	5,576	5,046,169
2.90%, 12/01/29	4,913	4,651,096
Cadence Design Systems Inc.
4.20%, 09/10/27	2,045	2,051,352
4.30%, 09/10/29	4,825	4,843,676
4.70%, 09/10/34	2,210	2,212,578
Concentrix Corp.
6.60%, 08/02/28(b)	4,610	4,804,419
6.85%, 08/02/33(b)	2,915	2,964,721
Electronic Arts Inc.
1.85%, 02/15/31	5,297	5,090,000
2.95%, 02/15/51(b)	3,428	3,133,740
Fidelity National Information Services Inc.
1.65%, 03/01/28	4,269	4,019,428
2.25%, 03/01/31	390	346,090
3.10%, 03/01/41	3,870	2,888,268
3.75%, 05/21/29	3,170	3,095,001
4.50%, 08/15/46(b)	2,302	1,944,191
5.10%, 07/15/32	3,870	3,946,845
Fiserv Inc.
2.25%, 06/01/27	4,265	4,123,439
2.65%, 06/01/30	5,639	5,169,894
3.50%, 07/01/29	13,945	13,420,104
4.20%, 10/01/28	5,377	5,325,784
4.40%, 07/01/49	10,070	8,079,187
4.55%, 02/15/31	2,015	2,000,200
4.75%, 03/15/30	3,080	3,079,166
5.15%, 03/15/27	4,900	4,939,329
5.15%, 08/12/34	4,330	4,297,656
5.25%, 08/11/35	2,945	2,934,692
5.35%, 03/15/31	3,150	3,229,162
5.38%, 08/21/28	4,070	4,155,033
5.45%, 03/02/28	4,729	4,821,330
5.45%, 03/15/34	2,980	3,024,179
5.60%, 03/02/33	2,970	3,058,560
5.63%, 08/21/33	4,820	4,967,530
Intuit Inc.
1.35%, 07/15/27	3,659	3,509,315
1.65%, 07/15/30	4,302	3,844,857
5.13%, 09/15/28	4,735	4,883,989
5.20%, 09/15/33	4,585	4,788,796
5.50%, 09/15/53	3,095	3,099,468
Microsoft Corp.
1.35%, 09/15/30	4,035	3,587,514
2.50%, 09/15/50	7,343	4,579,890
2.53%, 06/01/50	28,250	17,738,457
2.68%, 06/01/60	16,382	9,722,920
2.92%, 03/17/52	26,101	17,559,946
3.04%, 03/17/62	8,189	5,267,658
3.30%, 02/06/27	15,810	15,719,716
Security	Par (000)	Value
Software (continued)
3.40%, 06/15/27	$4,065	$4,053,470
3.45%, 08/08/36	8,556	7,816,056
3.50%, 02/12/35(b)	8,586	8,109,973
3.50%, 11/15/42	3,835	3,162,159
3.70%, 08/08/46	5,960	4,888,241
3.75%, 02/12/45	2,995	2,543,320
3.95%, 08/08/56	2,080	1,684,547
4.00%, 02/12/55	2,845	2,335,405
4.10%, 02/06/37	1,491	1,440,711
4.20%, 11/03/35(b)	3,455	3,460,068
4.25%, 02/06/47	2,577	2,319,530
4.45%, 11/03/45	2,406	2,250,535
4.50%, 10/01/40	3,800	3,710,696
4.50%, 06/15/47	2,528	2,324,409
4.50%, 02/06/57	2,680	2,437,206
5.20%, 06/01/39	2,870	3,028,535
5.30%, 02/08/41	4,795	5,063,646
MSCI Inc., 5.25%, 09/01/35	1,540	1,544,912
Oracle Corp.
2.30%, 03/25/28	9,030	8,637,885
2.80%, 04/01/27	11,882	11,658,744
2.88%, 03/25/31	14,476	13,192,936
2.95%, 04/01/30	13,795	12,900,582
3.25%, 11/15/27	12,062	11,831,886
3.25%, 05/15/30	3,424	3,239,743
3.60%, 04/01/40	13,000	10,189,951
3.60%, 04/01/50	19,513	13,222,953
3.65%, 03/25/41	9,803	7,624,536
3.80%, 11/15/37	7,548	6,395,247
3.85%, 07/15/36	5,182	4,518,601
3.85%, 04/01/60	15,606	10,314,290
3.90%, 05/15/35	5,815	5,202,100
3.95%, 03/25/51	14,492	10,314,858
4.00%, 07/15/46	12,729	9,533,139
4.00%, 11/15/47	9,743	7,291,146
4.10%, 03/25/61	6,931	4,791,038
4.13%, 05/15/45	9,444	7,298,306
4.20%, 09/27/29	7,720	7,657,116
4.30%, 07/08/34	8,067	7,569,385
4.38%, 05/15/55	5,769	4,351,696
4.45%, 09/26/30	9,030	8,952,391
4.50%, 05/06/28	3,360	3,379,192
4.50%, 07/08/44	4,578	3,783,685
4.65%, 05/06/30	3,175	3,196,843
4.70%, 09/27/34	10,315	9,906,268
4.80%, 08/03/28	7,160	7,262,013
4.80%, 09/26/32	11,240	11,122,869
4.90%, 02/06/33	6,640	6,595,101
5.20%, 09/26/35	9,800	9,644,173
5.25%, 02/03/32	5,610	5,712,125
5.38%, 07/15/40	10,039	9,573,646
5.38%, 09/27/54	7,950	6,967,360
5.50%, 08/03/35	9,070	9,162,709
5.50%, 09/27/64	6,605	5,753,019
5.55%, 02/06/53	9,955	8,935,848
5.88%, 09/26/45	14,860	14,298,532
5.95%, 09/26/55	7,710	7,308,537
6.00%, 08/03/55	8,500	8,129,186
6.10%, 09/26/65	10,500	9,979,173
6.13%, 07/08/39	5,988	6,176,554
6.13%, 08/03/65	5,395	5,166,369

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
6.15%, 11/09/29	$6,190	$6,560,447
6.25%, 11/09/32	8,667	9,282,769
6.50%, 04/15/38	5,740	6,148,865
6.90%, 11/09/52	10,920	11,645,271
Paychex Inc.
5.10%, 04/15/30	3,100	3,185,572
5.35%, 04/15/32	3,900	4,043,962
5.60%, 04/15/35	3,225	3,366,762
Roper Technologies Inc.
1.40%, 09/15/27	4,191	3,991,064
1.75%, 02/15/31	4,678	4,082,232
2.00%, 06/30/30	3,339	3,007,631
2.95%, 09/15/29	3,628	3,461,480
3.80%, 12/15/26	4,942	4,925,423
4.20%, 09/15/28	4,959	4,966,098
4.25%, 09/15/28	810	812,328
4.45%, 09/15/30	1,500	1,505,351
4.50%, 10/15/29	2,390	2,411,238
4.75%, 02/15/32	2,970	2,995,071
4.90%, 10/15/34	4,895	4,880,973
5.10%, 09/15/35	2,025	2,038,163
Salesforce Inc.
1.50%, 07/15/28	3,800	3,572,811
1.95%, 07/15/31	6,342	5,631,938
2.70%, 07/15/41	4,640	3,404,146
2.90%, 07/15/51	9,030	5,891,098
3.05%, 07/15/61	5,810	3,628,582
3.70%, 04/11/28	9,666	9,633,023
ServiceNow Inc., 1.40%, 09/01/30	8,659	7,594,949
Synopsys Inc.
4.55%, 04/01/27	6,705	6,749,278
4.65%, 04/01/28	3,500	3,538,094
4.85%, 04/01/30	7,205	7,332,110
5.00%, 04/01/32	7,205	7,362,112
5.15%, 04/01/35	6,700	6,804,377
5.70%, 04/01/55	2,790	2,806,768
Take-Two Interactive Software Inc.
3.70%, 04/14/27	4,345	4,320,698
4.00%, 04/14/32	3,188	3,071,321
4.95%, 03/28/28	4,610	4,691,497
5.40%, 06/12/29	2,905	3,007,428
5.60%, 06/12/34	2,205	2,300,920
VMware LLC
1.80%, 08/15/28	4,199	3,943,346
2.20%, 08/15/31	5,653	4,998,968
3.90%, 08/21/27	5,581	5,566,141
4.70%, 05/15/30	4,205	4,263,623
Workday Inc.
3.50%, 04/01/27	4,780	4,739,660
3.70%, 04/01/29	3,663	3,609,277
3.80%, 04/01/32	5,590	5,342,177
		874,848,604
Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30	5,335	5,017,345
3.63%, 04/22/29	6,846	6,703,377
4.38%, 07/16/42	4,935	4,363,655
4.38%, 04/22/49	5,376	4,613,792
4.70%, 07/21/32	4,665	4,696,024
5.00%, 01/20/33	2,420	2,460,754
6.13%, 11/15/37	2,570	2,782,287
Security	Par (000)	Value
Telecommunications (continued)
6.13%, 03/30/40	$10,042	$10,802,828
6.38%, 03/01/35	6,128	6,797,244
AT&T Inc.
1.65%, 02/01/28	11,266	10,673,562
2.25%, 02/01/32	12,416	10,855,497
2.30%, 06/01/27	12,517	12,165,024
2.55%, 12/01/33	16,833	14,297,610
2.75%, 06/01/31	16,846	15,447,752
3.10%, 02/01/43(b)	2,710	2,002,864
3.30%, 02/01/52	3,790	2,526,374
3.50%, 06/01/41	11,145	8,811,231
3.50%, 09/15/53	32,346	22,188,205
3.50%, 02/01/61	3,115	2,047,270
3.55%, 09/15/55	32,163	21,968,550
3.65%, 06/01/51	13,181	9,458,223
3.65%, 09/15/59	25,857	17,490,722
3.80%, 02/15/27	4,739	4,717,750
3.80%, 12/01/57	25,591	18,046,161
3.85%, 06/01/60	6,440	4,542,193
4.10%, 02/15/28	5,175	5,166,461
4.25%, 03/01/27	5,884	5,889,134
4.30%, 02/15/30	15,542	15,527,775
4.30%, 12/15/42	5,940	5,081,253
4.35%, 03/01/29	14,894	14,936,830
4.35%, 06/15/45	3,890	3,270,161
4.50%, 05/15/35	12,299	11,841,243
4.50%, 03/09/48	7,900	6,659,724
4.55%, 11/01/32	3,535	3,507,871
4.55%, 03/09/49	4,209	3,549,422
4.65%, 06/01/44	2,444	2,163,844
4.70%, 08/15/30	7,015	7,112,411
4.75%, 05/15/46	6,341	5,613,806
4.80%, 06/15/44	1,600	1,434,730
4.85%, 03/01/39	5,277	5,038,432
4.85%, 07/15/45	1,944	1,752,478
4.90%, 11/01/35	6,320	6,230,767
4.90%, 08/15/37	3,973	3,872,878
5.15%, 03/15/42	1,810	1,738,954
5.15%, 11/15/46	3,121	2,908,327
5.15%, 02/15/50	2,627	2,427,554
5.25%, 03/01/37	4,590	4,650,911
5.35%, 09/01/40	1,793	1,769,245
5.38%, 08/15/35	6,165	6,318,193
5.40%, 02/15/34	12,115	12,540,032
5.45%, 03/01/47	2,367	2,281,930
5.55%, 08/15/41	3,112	3,134,257
5.55%, 11/01/45	5,200	5,099,083
5.65%, 02/15/47	1,942	1,987,541
5.70%, 11/01/54	8,475	8,294,046
5.70%, 03/01/57(b)	1,756	1,741,848
6.00%, 08/15/40	3,004	3,154,722
6.05%, 08/15/56	7,520	7,725,551
6.30%, 01/15/38	1,675	1,817,558
6.38%, 03/01/41	1,979	2,136,534
6.55%, 02/15/39	1,420	1,579,182
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	2,580	1,860,309
4.30%, 07/29/49	3,565	2,877,145
4.46%, 04/01/48	5,716	4,774,147
5.10%, 05/11/33(b)	5,285	5,366,956
5.20%, 02/15/34	3,245	3,277,609

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.55%, 02/15/54(b)	$3,985	$3,879,869
Series US-4, 3.65%, 03/17/51	2,549	1,861,528
Series US-5, 2.15%, 02/15/32	4,005	3,451,594
British Telecommunications PLC
5.13%, 12/04/28	5,538	5,669,088
9.63%, 12/15/30	13,381	16,375,111
Cisco Systems Inc.
4.55%, 02/24/28	4,435	4,498,939
4.75%, 02/24/30	4,750	4,866,604
4.80%, 02/26/27	8,005	8,093,799
4.85%, 02/26/29	10,196	10,447,589
4.95%, 02/26/31	7,005	7,240,910
4.95%, 02/24/32	4,730	4,878,168
5.05%, 02/26/34	9,300	9,587,859
5.10%, 02/24/35	5,240	5,391,512
5.30%, 02/26/54	7,925	7,748,252
5.35%, 02/26/64	4,955	4,812,438
5.50%, 01/15/40	8,576	8,918,755
5.50%, 02/24/55	3,720	3,751,951
5.90%, 02/15/39	9,865	10,695,437
Corning Inc.
3.90%, 11/15/49	2,013	1,592,533
4.38%, 11/15/57	4,052	3,346,597
4.70%, 03/15/37	1,517	1,489,720
4.75%, 03/15/42	2,500	2,334,699
5.35%, 11/15/48	2,864	2,806,277
5.45%, 11/15/79	4,483	4,189,163
5.75%, 08/15/40	2,577	2,690,779
5.85%, 11/15/68	1,947	1,939,646
Deutsche Telekom International Finance BV
8.75%, 06/15/30	17,555	20,665,228
9.25%, 06/01/32	4,492	5,628,637
Juniper Networks Inc.
2.00%, 12/10/30	2,991	2,625,110
3.75%, 08/15/29	3,121	3,050,046
5.95%, 03/15/41	2,569	2,589,768
Koninklijke KPN NV, 8.38%, 10/01/30	1,822	2,129,496
Motorola Solutions Inc.
2.30%, 11/15/30	3,491	3,156,665
2.75%, 05/24/31	4,970	4,547,532
4.60%, 02/23/28	4,330	4,372,211
4.60%, 05/23/29	4,671	4,721,623
4.85%, 08/15/30	2,030	2,069,811
5.00%, 04/15/29	2,445	2,502,858
5.20%, 08/15/32	1,670	1,720,186
5.40%, 04/15/34	4,010	4,148,750
5.50%, 09/01/44	2,058	2,040,998
5.55%, 08/15/35	2,440	2,535,410
5.60%, 06/01/32	3,240	3,408,884
Nokia OYJ
4.38%, 06/12/27	4,128	4,124,248
6.63%, 05/15/39	2,721	2,940,702
Orange SA
5.38%, 01/13/42	4,249	4,217,299
5.50%, 02/06/44	4,334	4,330,541
9.00%, 03/01/31	13,175	15,942,699
Rogers Communications Inc.
2.90%, 11/15/26	4,062	4,003,734
3.20%, 03/15/27	4,190	4,131,146
3.70%, 11/15/49	2,799	2,067,156
3.80%, 03/15/32	5,315	5,011,903
Security	Par (000)	Value
Telecommunications (continued)
4.30%, 02/15/48	$3,402	$2,768,796
4.35%, 05/01/49	190	155,711
4.50%, 03/15/42	3,485	3,025,109
4.50%, 03/15/43(b)	2,603	2,244,766
4.55%, 03/15/52	7,640	6,268,266
5.00%, 02/15/29	4,976	5,067,367
5.00%, 03/15/44	4,733	4,349,592
5.30%, 02/15/34	5,375	5,439,843
5.45%, 10/01/43	2,743	2,638,358
7.50%, 08/15/38	2,481	2,892,813
Sprint Capital Corp.
6.88%, 11/15/28	4,925	5,291,882
8.75%, 03/15/32	9,920	12,068,704
Telefonica Emisiones SA
4.10%, 03/08/27	5,864	5,852,052
4.67%, 03/06/38	2,786	2,543,949
4.90%, 03/06/48	5,608	4,804,596
5.21%, 03/08/47	11,675	10,454,981
5.52%, 03/01/49	5,247	4,878,145
7.05%, 06/20/36	9,239	10,401,720
Telefonica Europe BV, 8.25%, 09/15/30	6,868	7,914,825
TELUS Corp.
2.80%, 02/16/27	3,870	3,799,799
3.40%, 05/13/32	5,535	5,087,655
3.70%, 09/15/27(b)	3,428	3,398,193
T-Mobile USA Inc.
2.05%, 02/15/28	9,435	9,008,771
2.25%, 11/15/31	6,569	5,782,894
2.40%, 03/15/29	3,198	3,018,080
2.55%, 02/15/31	13,319	12,108,425
2.63%, 02/15/29	5,105	4,853,143
2.70%, 03/15/32	5,330	4,765,823
2.88%, 02/15/31	6,710	6,198,745
3.00%, 02/15/41	13,691	10,237,661
3.30%, 02/15/51	13,184	8,904,757
3.38%, 04/15/29	9,175	8,919,951
3.40%, 10/15/52	13,430	9,153,306
3.50%, 04/15/31	19,775	18,806,801
3.60%, 11/15/60	6,803	4,600,613
3.75%, 04/15/27	19,052	18,941,781
3.88%, 04/15/30	30,062	29,439,288
4.20%, 10/01/29	4,135	4,134,135
4.38%, 04/15/40	9,360	8,390,678
4.50%, 04/15/50	12,327	10,321,352
4.63%, 01/15/33	3,190	3,169,390
4.70%, 01/15/35	5,530	5,425,555
4.75%, 02/01/28	8,890	8,897,606
4.80%, 07/15/28	5,355	5,442,924
4.85%, 01/15/29	5,135	5,237,143
4.95%, 03/15/28	5,555	5,657,871
4.95%, 11/15/35	4,500	4,472,375
5.05%, 07/15/33	11,792	12,010,969
5.13%, 05/15/32	2,210	2,273,008
5.15%, 04/15/34	4,835	4,936,776
5.20%, 01/15/33	3,595	3,701,490
5.25%, 06/15/55	4,350	4,029,397
5.30%, 05/15/35(b)	4,530	4,633,398
5.50%, 01/15/55	2,940	2,830,327
5.65%, 01/15/53	7,835	7,692,003
5.70%, 01/15/56	5,400	5,335,600
5.75%, 01/15/34	6,865	7,257,615

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.75%, 01/15/54	$5,345	$5,315,380
5.80%, 09/15/62	3,005	3,008,937
5.88%, 11/15/55	4,440	4,510,262
6.00%, 06/15/54	3,440	3,541,055
6.70%, 12/15/33	1,350	1,509,611
Verizon Communications Inc.
1.50%, 09/18/30	5,917	5,175,854
1.68%, 10/30/30	6,648	5,857,089
1.75%, 01/20/31	11,170	9,764,746
2.10%, 03/22/28	13,405	12,800,824
2.36%, 03/15/32	21,212	18,575,452
2.55%, 03/21/31	13,861	12,587,677
2.65%, 11/20/40	13,943	9,988,393
2.85%, 09/03/41	5,182	3,744,019
2.88%, 11/20/50	12,729	8,027,934
2.99%, 10/30/56	17,199	10,449,558
3.00%, 03/22/27	5,785	5,712,588
3.00%, 11/20/60(b)	5,382	3,207,708
3.15%, 03/22/30	8,429	8,052,930
3.40%, 03/22/41	14,500	11,386,334
3.55%, 03/22/51	19,703	14,195,308
3.70%, 03/22/61	14,770	10,256,639
3.85%, 11/01/42	3,586	2,909,517
3.88%, 02/08/29	7,232	7,177,006
3.88%, 03/01/52	4,620	3,486,131
4.00%, 03/22/50	6,107	4,785,061
4.02%, 12/03/29	15,774	15,619,346
4.13%, 08/15/46	4,637	3,765,333
4.27%, 01/15/36	4,190	3,912,576
4.33%, 09/21/28	15,731	15,804,189
4.40%, 11/01/34	10,304	9,906,821
4.50%, 08/10/33	10,442	10,270,311
4.52%, 09/15/48	5,120	4,358,561
4.67%, 03/15/55	3,803	3,243,704
4.75%, 11/01/41	2,688	2,458,432
4.78%, 02/15/35	4,270	4,188,437
4.81%, 03/15/39	5,072	4,808,844
4.86%, 08/21/46	11,464	10,324,432
5.01%, 04/15/49	3,585	3,317,874
5.01%, 08/21/54	4,343	3,904,380
5.05%, 05/09/33	4,355	4,449,100
5.25%, 04/02/35	7,845	7,933,001
5.25%, 03/16/37	4,662	4,688,905
5.40%, 07/02/37(c)	12,421	12,575,554
5.50%, 03/16/47	2,756	2,712,421
5.50%, 02/23/54(b)	3,873	3,753,743
5.85%, 09/15/35	3,847	4,086,992
6.40%, 09/15/33	1,770	1,953,218
6.55%, 09/15/43	4,178	4,619,230
7.75%, 12/01/30	3,817	4,382,522
Vodafone Group PLC
4.25%, 09/17/50	4,489	3,587,129
4.38%, 05/30/28	390	395,170
4.38%, 02/19/43	2,055	1,784,477
4.88%, 06/19/49	6,848	6,052,159
5.00%, 05/30/38	2,643	2,599,842
5.25%, 05/30/48	4,015	3,776,437
5.63%, 02/10/53	4,685	4,559,584
5.75%, 06/28/54	7,430	7,277,346
5.75%, 02/10/63	2,065	1,995,411
5.88%, 06/28/64	4,410	4,360,699
Security	Par (000)	Value
Telecommunications (continued)
6.15%, 02/27/37	$5,100	$5,562,561
6.25%, 11/30/32	3,753	4,070,745
7.88%, 02/15/30	4,020	4,586,641
		1,450,437,519
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	3,094	3,058,711
3.55%, 11/19/26	4,114	4,083,844
3.90%, 11/19/29	4,264	4,168,667
5.10%, 05/15/44	1,536	1,366,879
6.05%, 05/14/34	2,525	2,658,463
6.35%, 03/15/40	2,734	2,882,735
Mattel Inc., 5.45%, 11/01/41	1,545	1,438,889
		19,658,188
Transportation — 0.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	3,339	2,144,823
3.05%, 02/15/51	2,947	1,994,509
3.25%, 06/15/27	6,686	6,624,239
3.30%, 09/15/51	4,530	3,197,047
3.55%, 02/15/50	4,061	3,037,295
3.90%, 08/01/46	3,673	2,979,991
4.05%, 06/15/48	3,934	3,234,267
4.13%, 06/15/47	3,855	3,229,777
4.15%, 04/01/45	4,593	3,911,772
4.15%, 12/15/48	3,430	2,851,418
4.38%, 09/01/42	2,237	2,004,634
4.40%, 03/15/42	2,862	2,583,266
4.45%, 03/15/43	3,770	3,398,127
4.45%, 01/15/53	3,075	2,639,856
4.55%, 09/01/44	3,838	3,455,346
4.70%, 09/01/45	3,039	2,785,248
4.90%, 04/01/44	3,794	3,603,620
4.95%, 09/15/41	2,353	2,283,539
5.05%, 03/01/41	2,589	2,560,726
5.15%, 09/01/43	3,385	3,329,301
5.20%, 04/15/54	6,270	6,001,948
5.40%, 06/01/41	2,482	2,538,954
5.50%, 03/15/55	5,250	5,257,975
5.75%, 05/01/40	3,806	4,031,923
5.80%, 03/15/56	4,190	4,352,566
6.15%, 05/01/37	3,398	3,784,956
6.20%, 08/15/36	2,075	2,324,052
Canadian National Railway Co.
2.45%, 05/01/50	3,307	1,983,058
3.20%, 08/02/46	2,844	2,078,183
3.65%, 02/03/48	3,299	2,560,466
3.85%, 08/05/32	3,855	3,718,160
4.38%, 09/18/34	2,545	2,494,077
4.40%, 08/05/52	2,640	2,269,157
4.45%, 01/20/49	3,917	3,432,542
5.85%, 11/01/33	1,595	1,737,614
6.13%, 11/01/53	1,530	1,682,015
6.20%, 06/01/36	2,200	2,458,961
6.25%, 08/01/34	3,140	3,489,149
6.38%, 11/15/37	2,502	2,808,958
6.90%, 07/15/28	3,725	4,001,402
Canadian Pacific Railway Co.
1.75%, 12/02/26	4,250	4,148,126
2.05%, 03/05/30	3,111	2,837,994

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
2.45%, 12/02/31	$6,005	$5,351,810
2.88%, 11/15/29	2,858	2,714,866
3.00%, 12/02/41	4,762	3,583,073
3.10%, 12/02/51	8,002	5,419,465
3.50%, 05/01/50	2,700	1,987,518
4.00%, 06/01/28	3,425	3,418,448
4.20%, 11/15/69	2,007	1,544,238
4.30%, 05/15/43	2,226	1,943,685
4.70%, 05/01/48	2,565	2,301,227
4.80%, 03/30/30	2,675	2,738,438
4.80%, 09/15/35	2,168	2,147,692
4.80%, 08/01/45	2,597	2,405,441
4.95%, 08/15/45	2,272	2,140,108
5.20%, 03/30/35	2,700	2,781,421
5.95%, 05/15/37	2,483	2,670,976
6.13%, 09/15/2115	4,064	4,187,403
7.13%, 10/15/31	1,938	2,201,000
CH Robinson Worldwide Inc., 4.20%, 04/15/28	4,420	4,421,678
CSX Corp.
2.40%, 02/15/30	2,958	2,763,497
2.50%, 05/15/51	2,366	1,428,104
2.60%, 11/01/26	6,623	6,526,853
3.25%, 06/01/27	6,046	5,975,787
3.35%, 09/15/49	2,874	2,065,177
3.80%, 03/01/28	4,231	4,210,278
3.80%, 11/01/46	4,504	3,601,835
3.80%, 04/15/50	2,586	2,014,651
3.95%, 05/01/50	2,971	2,374,314
4.10%, 11/15/32	3,551	3,486,686
4.10%, 03/15/44	4,098	3,498,643
4.25%, 03/15/29	5,440	5,475,392
4.25%, 11/01/66	2,733	2,151,670
4.30%, 03/01/48	3,870	3,287,173
4.40%, 03/01/43	1,735	1,542,930
4.50%, 03/15/49	1,911	1,665,971
4.50%, 11/15/52	3,786	3,272,873
4.50%, 08/01/54	2,084	1,785,181
4.65%, 03/01/68	2,350	1,977,327
4.75%, 05/30/42	2,775	2,609,923
4.75%, 11/15/48	3,186	2,881,933
4.90%, 03/15/55(b)	750	688,174
5.05%, 06/15/35	4,055	4,122,105
5.20%, 11/15/33	3,520	3,670,583
5.50%, 04/15/41	2,604	2,670,789
6.00%, 10/01/36	2,447	2,663,906
6.15%, 05/01/37	3,320	3,666,591
6.22%, 04/30/40	2,978	3,287,804
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35	5,644	4,921,055
FedEx Corp.
2.40%, 05/15/31	4,645	4,159,723
3.10%, 08/05/29(b)	4,889	4,692,587
3.10%, 08/05/29	90	86,187
3.25%, 05/15/41	925	689,972
3.40%, 02/15/28	70	68,752
3.90%, 02/01/35	800	730,102
4.05%, 02/15/48	3,140	2,410,005
4.25%, 05/15/30	4,105	4,109,619
4.40%, 01/15/47	530	434,749
4.55%, 04/01/46	1,430	1,203,309
Security	Par (000)	Value
Transportation (continued)
4.75%, 11/15/45	$7,076	$6,100,548
4.95%, 10/17/48(b)	3,116	2,683,954
4.95%, 10/17/48	675	594,637
5.25%, 05/15/50(b)	5,746	5,266,682
Series ., 4.10%, 04/15/43	210	169,133
Series ., 4.90%, 01/15/34	915	908,059
JB Hunt Transport Services Inc., 4.90%, 03/15/30	60	61,370
Kirby Corp., 4.20%, 03/01/28	3,127	3,119,378
Norfolk Southern Corp.
2.30%, 05/15/31	3,250	2,940,194
2.55%, 11/01/29	2,556	2,410,335
2.90%, 08/25/51	2,968	1,932,567
3.00%, 03/15/32	3,290	3,031,075
3.05%, 05/15/50	3,677	2,487,284
3.15%, 06/01/27	2,209	2,178,443
3.16%, 05/15/55	3,836	2,532,033
3.40%, 11/01/49	1,894	1,362,590
3.70%, 03/15/53	2,376	1,771,503
3.80%, 08/01/28	3,779	3,760,347
3.94%, 11/01/47	3,439	2,780,307
3.95%, 10/01/42	2,952	2,499,869
4.05%, 08/15/52	3,104	2,480,465
4.10%, 05/15/49	1,980	1,615,373
4.10%, 05/15/2121	2,715	1,906,707
4.15%, 02/28/48	3,425	2,849,004
4.45%, 03/01/33	2,684	2,675,189
4.45%, 06/15/45	2,692	2,380,266
4.55%, 06/01/53	2,975	2,573,339
4.65%, 01/15/46	2,529	2,283,787
4.84%, 10/01/41	2,667	2,537,963
5.05%, 08/01/30	3,305	3,424,830
5.10%, 05/01/35	2,215	2,263,238
5.10%, 08/01/2118	1,585	1,398,791
5.35%, 08/01/54(b)	4,135	4,048,827
5.55%, 03/15/34	2,350	2,486,554
5.95%, 03/15/64	2,647	2,794,326
7.80%, 05/15/27	3,232	3,413,183
Ryder System Inc.
2.85%, 03/01/27	2,869	2,819,888
2.90%, 12/01/26	2,690	2,655,330
4.30%, 06/15/27	2,200	2,204,714
4.30%, 12/01/30	980	974,748
4.85%, 06/15/30(b)	1,885	1,920,555
4.90%, 12/01/29	1,375	1,406,865
4.95%, 09/01/29	1,610	1,646,525
5.00%, 03/15/30	980	1,002,577
5.25%, 06/01/28	3,132	3,213,420
5.30%, 03/15/27	2,143	2,172,365
5.38%, 03/15/29	2,525	2,611,919
5.50%, 06/01/29	1,775	1,850,715
5.65%, 03/01/28	3,231	3,335,382
6.30%, 12/01/28	2,240	2,374,240
6.60%, 12/01/33	3,145	3,497,515
Union Pacific Corp.
2.15%, 02/05/27	3,563	3,487,712
2.38%, 05/20/31	4,290	3,914,337
2.40%, 02/05/30	4,490	4,183,127
2.80%, 02/14/32	6,312	5,764,641
2.89%, 04/06/36	3,842	3,243,261
2.95%, 03/10/52	4,180	2,735,595

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
2.97%, 09/16/62	$4,310	$2,583,705
3.00%, 04/15/27	4,150	4,095,889
3.20%, 05/20/41	4,375	3,439,552
3.25%, 02/05/50	7,846	5,542,923
3.35%, 08/15/46	1,901	1,409,623
3.38%, 02/01/35	2,366	2,137,257
3.38%, 02/14/42	2,400	1,909,995
3.50%, 02/14/53	6,125	4,449,795
3.55%, 08/15/39	2,565	2,189,607
3.55%, 05/20/61	2,609	1,795,294
3.60%, 09/15/37	2,651	2,360,924
3.70%, 03/01/29	5,103	5,042,878
3.75%, 02/05/70	3,200	2,219,113
3.80%, 10/01/51	4,453	3,431,160
3.80%, 04/06/71	3,805	2,678,748
3.84%, 03/20/60	7,751	5,730,199
3.85%, 02/14/72	2,135	1,521,389
3.88%, 02/01/55	2,260	1,734,774
3.95%, 09/10/28	6,169	6,163,888
3.95%, 08/15/59	2,736	2,077,917
4.00%, 04/15/47	2,634	2,142,804
4.05%, 11/15/45	2,531	2,115,950
4.05%, 03/01/46	3,035	2,514,949
4.10%, 09/15/67	2,521	1,916,163
4.30%, 03/01/49	3,046	2,566,076
4.50%, 01/20/33	4,985	5,011,037
4.50%, 09/10/48	1,948	1,694,268
4.95%, 09/09/52	495	461,200
4.95%, 05/15/53	2,390	2,230,967
5.10%, 02/20/35	3,915	4,031,655
5.15%, 01/20/63	2,003	1,885,688
5.60%, 12/01/54	3,565	3,602,841
6.63%, 02/01/29	4,015	4,323,142
United Parcel Service Inc.
2.40%, 11/15/26	3,877	3,819,981
2.50%, 09/01/29	2,905	2,743,933
3.05%, 11/15/27	7,291	7,181,844
3.40%, 03/15/29	4,361	4,283,310
3.40%, 11/15/46	1,891	1,412,069
3.40%, 09/01/49	3,316	2,400,136
3.63%, 10/01/42	2,720	2,208,584
3.75%, 11/15/47	4,537	3,564,119
4.25%, 03/15/49	3,348	2,808,774
4.45%, 04/01/30	3,222	3,278,004
4.65%, 10/15/30(b)	2,450	2,505,980
4.88%, 03/03/33(b)	4,665	4,813,414
4.88%, 11/15/40	3,743	3,633,479
5.05%, 03/03/53(b)	4,680	4,367,005
5.15%, 05/22/34	3,965	4,119,572
5.20%, 04/01/40	2,799	2,829,483
5.25%, 05/14/35(b)	3,000	3,113,323
5.30%, 04/01/50(b)	5,307	5,187,178
5.50%, 05/22/54	4,465	4,429,738
5.60%, 05/22/64	2,885	2,845,939
5.95%, 05/14/55	5,690	5,965,189
6.05%, 05/14/65	4,195	4,413,011
6.20%, 01/15/38	6,927	7,660,039
		628,004,789
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	1,941	1,693,809
Security	Par (000)	Value
Trucking & Leasing (continued)
3.10%, 06/01/51	$1,775	$1,155,604
3.50%, 03/15/28	1,842	1,808,463
3.50%, 06/01/32	1,843	1,710,492
3.85%, 03/30/27	2,682	2,667,175
4.00%, 06/30/30	2,160	2,122,612
4.55%, 11/07/28	1,293	1,300,998
4.70%, 04/01/29	2,182	2,209,714
4.90%, 03/15/33	2,615	2,628,251
5.20%, 03/15/44	1,147	1,090,758
5.40%, 03/15/27	1,095	1,111,083
5.45%, 09/15/33	2,375	2,451,795
5.50%, 06/15/35	2,170	2,228,716
6.05%, 03/15/34	2,632	2,812,032
6.05%, 06/05/54	2,780	2,862,418
6.90%, 05/01/34	2,075	2,336,608
		32,190,528
Unknown BI — 0.0%
Hubbell Inc., 4.80%, 11/15/35	1,225	1,219,459
MSCI Inc., 5.15%, 03/15/36	1,525	1,509,156
		2,728,615
Venture Capital — 0.0%
Hercules Capital Inc.
3.38%, 01/20/27	1,682	1,649,625
6.00%, 06/16/30	900	911,499
		2,561,124
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	2,685	2,417,459
2.80%, 05/01/30	3,249	3,064,834
2.95%, 09/01/27	2,530	2,483,542
3.25%, 06/01/51	3,471	2,411,303
3.45%, 06/01/29	3,926	3,836,978
3.45%, 05/01/50	3,599	2,615,846
3.75%, 09/01/28	2,417	2,398,910
3.75%, 09/01/47	4,495	3,520,669
4.00%, 12/01/46	2,175	1,786,921
4.15%, 06/01/49	3,406	2,798,287
4.20%, 09/01/48	2,192	1,814,120
4.30%, 12/01/42	1,529	1,340,382
4.30%, 09/01/45	2,421	2,111,767
4.45%, 06/01/32	3,015	3,012,189
5.15%, 03/01/34	1,925	1,985,070
5.25%, 03/01/35	3,725	3,836,662
5.45%, 03/01/54	2,460	2,429,989
5.70%, 09/01/55	4,120	4,191,673
6.59%, 10/15/37	1,180	1,336,921
Essential Utilities Inc.
2.40%, 05/01/31	2,824	2,530,470
2.70%, 04/15/30	2,611	2,435,549
3.35%, 04/15/50	3,404	2,355,407
3.57%, 05/01/29	1,517	1,482,591
4.28%, 05/01/49	3,455	2,814,681
4.80%, 08/15/27	1,625	1,641,582
5.25%, 08/15/35	1,200	1,216,873
5.30%, 05/01/52	2,720	2,557,228
5.38%, 01/15/34	1,075	1,105,857

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
United Utilities PLC, 6.88%, 08/15/28	$1,071	$1,144,019
		68,677,779
Total Corporate Bonds & Notes — 24.5% (Cost: $34,583,116,955)		33,157,725,558
Foreign Government Obligations(f)
Canada — 0.2%
Canada Government International Bonds
3.75%, 04/26/28(b)	1,225	1,228,762
4.00%, 03/18/30	10,160	10,278,531
4.63%, 04/30/29	1,590	1,639,446
Export Development Canada
3.00%, 05/25/27	985	974,434
3.75%, 09/07/27	360	360,462
3.88%, 02/14/28	895	899,293
4.00%, 06/20/30	5,320	5,376,149
4.13%, 02/13/29	15,490	15,703,802
4.75%, 06/05/34	4,160	4,365,604
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,300	1,516,460
Series HK, 9.38%, 04/15/30	1,595	1,936,304
Series HQ, 9.50%, 11/15/30	240	297,574
Province of Alberta Canada
1.30%, 07/22/30	6,217	5,537,048
3.30%, 03/15/28	6,390	6,324,595
4.30%, 11/02/35	7,000	6,948,340
4.50%, 06/26/29	7,370	7,543,897
4.50%, 01/24/34	5,230	5,315,487
Province of British Columbia Canada
1.30%, 01/29/31(b)	4,405	3,859,489
4.20%, 07/06/33	12,375	12,329,749
4.70%, 01/24/28	1,000	1,020,178
4.75%, 06/12/34	10,830	11,145,962
4.80%, 11/15/28	8,850	9,110,769
4.80%, 06/11/35	12,425	12,756,540
4.90%, 04/24/29	10,940	11,334,278
7.25%, 09/01/36	388	477,087
Province of Manitoba Canada
1.50%, 10/25/28	390	365,078
4.30%, 07/27/33	75	74,813
4.90%, 05/31/34	7,430	7,705,777
Province of New Brunswick Canada, 3.63%, 02/24/28	2,001	1,990,359
Province of Ontario Canada
1.05%, 05/21/27	1,585	1,520,454
1.13%, 10/07/30	6,742	5,914,262
1.60%, 02/25/31	6,735	5,987,693
1.80%, 10/14/31	3,965	3,499,139
2.00%, 10/02/29	5,205	4,865,891
2.13%, 01/21/32	6,195	5,531,020
3.10%, 05/19/27(b)	6,635	6,568,763
3.70%, 09/17/29	10,000	9,963,832
3.90%, 09/04/30	60	60,097
4.20%, 01/18/29	10,330	10,466,278
4.70%, 01/15/30	1,315	1,359,455
4.85%, 06/11/35	9,230	9,541,940
5.05%, 04/24/34	8,590	9,036,405
Province of Quebec Canada
1.35%, 05/28/30	7,033	6,300,398
Security	Par (000)	Value
Canada (continued)
1.90%, 04/21/31	$2,135	$1,917,595
2.75%, 04/12/27	6,392	6,297,435
3.63%, 04/13/28	8,335	8,313,965
4.25%, 09/05/34	10,120	10,062,675
4.50%, 04/03/29	16,650	17,032,411
4.50%, 09/08/33	685	695,741
4.63%, 08/28/35	12,000	12,184,839
Series PD, 7.50%, 09/15/29	7,182	8,118,322
Province of Saskatchewan Canada
3.25%, 06/08/27	40	39,645
4.65%, 01/28/30	1,825	1,881,026
		295,575,548
Chile — 0.1%
Chile Government International Bonds
2.45%, 01/31/31	10,357	9,446,632
2.55%, 01/27/32	9,876	8,831,681
2.55%, 07/27/33	13,738	11,912,666
2.75%, 01/31/27	5,279	5,185,132
3.10%, 05/07/41	12,911	10,002,702
3.10%, 01/22/61	8,765	5,586,747
3.24%, 02/06/28	10,500	10,316,182
3.25%, 09/21/71	4,963	3,168,074
3.50%, 01/31/34	8,268	7,614,553
3.50%, 01/25/50	11,085	8,261,234
3.63%, 10/30/42	3,090	2,547,082
3.86%, 06/21/47	5,868	4,766,552
4.00%, 01/31/52	3,658	2,944,864
4.34%, 03/07/42	7,021	6,306,918
4.85%, 01/22/29	10,680	10,919,308
4.95%, 01/05/36	9,729	9,846,526
5.33%, 01/05/54(b)	5,737	5,675,151
5.65%, 01/13/37	5,050	5,356,088
		128,688,092
Hong Kong — 0.0%
Hong Kong Government International Bonds, 1.75%, 11/24/31(g)	4,900	4,367,378
Hungary — 0.0%
Hungary Government International Bonds, 7.63%, 03/29/41	6,507	7,822,310
Indonesia — 0.1%
Indonesia Government International Bonds
1.85%, 03/12/31	1,515	1,335,523
2.15%, 07/28/31	7,255	6,439,896
2.85%, 02/14/30	7,211	6,830,406
3.05%, 03/12/51	6,585	4,515,246
3.20%, 09/23/61	2,875	1,907,021
3.35%, 03/12/71	3,640	2,444,173
3.40%, 09/18/29	4,280	4,175,123
3.50%, 01/11/28	5,367	5,308,159
3.50%, 02/14/50	3,676	2,753,664
3.55%, 03/31/32	4,635	4,400,512
3.70%, 10/30/49	4,721	3,667,420
3.85%, 10/15/30	9,341	9,193,000
4.10%, 04/24/28	6,505	6,514,847
4.15%, 09/20/27	5,340	5,348,096
4.20%, 10/15/50	7,640	6,420,782
4.30%, 04/16/31	550	550,209
4.30%, 03/31/52	3,520	2,980,226
4.35%, 01/11/48	7,715	6,786,714

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
4.40%, 03/10/29	$2,900	$2,926,677
4.45%, 04/15/70	4,575	3,808,421
4.55%, 01/11/28	4,745	4,782,198
4.65%, 09/20/32	7,865	7,936,478
4.70%, 02/10/34	4,270	4,286,050
4.75%, 02/11/29	6,013	6,125,174
4.75%, 09/10/34	5,860	5,883,370
4.85%, 01/11/33	7,045	7,150,995
4.90%, 04/16/36	540	541,375
5.10%, 02/10/54(b)	3,100	3,011,486
5.15%, 09/10/54(b)	2,790	2,736,538
5.25%, 01/15/30(b)	890	926,206
5.35%, 02/11/49(b)	4,450	4,520,312
5.45%, 09/20/52(b)	2,765	2,786,001
5.60%, 01/15/35	5,500	5,859,038
5.65%, 01/11/53	3,480	3,589,862
		148,441,198
Israel — 0.0%
Israel Government International Bonds
2.75%, 07/03/30	11,070	10,294,713
3.25%, 01/17/28	4,035	3,955,057
3.88%, 07/03/50	9,090	6,754,387
4.13%, 01/17/48	2,870	2,284,818
4.50%, 01/17/33	8,620	8,454,615
4.50%, 01/30/43	5,983	5,360,540
4.50%,	4,433	3,323,507
5.38%, 03/12/29	330	339,821
5.38%, 02/19/30	100	103,540
5.50%, 03/12/34	14,450	15,055,838
5.63%, 02/19/35	10,000	10,516,342
5.75%, 03/12/54	7,155	7,000,189
State of Israel
2.50%, 01/15/30	2,930	2,717,205
3.38%, 01/15/50	7,243	4,963,008
		81,123,580
Italy — 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	8,130	7,784,381
3.88%, 05/06/51	9,544	7,020,637
4.00%, 10/17/49	11,175	8,472,997
5.38%, 06/15/33	7,962	8,443,258
		31,721,273
Japan — 0.1%
Japan Bank for International Cooperation
1.25%, 01/21/31	7,245	6,326,943
1.63%, 01/20/27	860	836,582
1.88%, 04/15/31	14,414	12,937,262
2.00%, 10/17/29	5,227	4,868,439
2.13%, 02/16/29	4,605	4,361,074
2.25%, 11/04/26	7,489	7,367,118
2.75%, 11/16/27	6,275	6,146,432
2.88%, 06/01/27	6,505	6,410,745
2.88%, 07/21/27	4,887	4,806,931
3.25%, 07/20/28	4,921	4,851,950
3.50%, 10/31/28	4,005	3,970,711
4.38%, 10/05/27	1,200	1,212,730
4.38%, 01/24/31	1,990	2,026,755
4.63%, 07/22/27	60	60,762
4.63%, 07/19/28	1,830	1,868,491
Security	Par (000)	Value
Japan (continued)
4.63%, 04/17/34	$4,220	$4,340,214
4.88%, 10/18/28	1,210	1,246,153
Japan International Cooperation Agency
1.00%, 07/22/30(b)	3,114	2,720,022
2.75%, 04/27/27	1,990	1,958,111
3.25%, 05/25/27(b)	2,020	2,000,680
3.38%, 06/12/28	745	736,240
4.00%, 05/23/28	370	371,116
4.25%, 05/22/30	1,170	1,185,450
4.75%, 05/21/29	950	976,135
		83,587,046
Mexico — 0.3%
Mexico Government International Bonds
2.66%, 05/24/31	15,557	13,960,591
3.25%, 04/16/30	10,930	10,369,065
3.50%, 02/12/34	13,083	11,412,656
3.75%, 01/11/28	10,315	10,223,548
3.77%, 05/24/61	13,836	8,957,804
4.15%, 03/28/27	13,470	13,456,842
4.28%, 08/14/41	14,121	11,619,349
4.35%, 01/15/47	5,572	4,375,306
4.40%, 02/12/52	9,407	7,133,941
4.50%, 04/22/29	15,225	15,304,278
4.50%, 01/31/50	9,701	7,630,290
4.60%, 01/23/46	12,504	10,194,084
4.60%, 02/10/48	8,766	7,031,125
4.75%, 03/22/31	750	746,476
4.75%, 04/27/32	13,322	13,102,013
4.75%, 03/08/44	17,953	15,179,692
4.88%, 05/19/33	10,498	10,206,761
5.00%, 05/07/29	3,199	3,260,395
5.00%, 04/27/51	12,409	10,387,156
5.38%, 03/22/33	20,540	20,587,244
5.40%, 02/09/28	4,037	4,135,924
5.55%, 01/21/45(b)	13,800	13,039,359
5.63%, 09/22/35	3,250	3,238,581
5.75%, 10/12/2110	11,661	10,233,026
5.85%, 07/02/32	7,055	7,309,328
6.00%, 05/13/30	8,682	9,152,161
6.00%, 05/07/36	7,133	7,328,343
6.05%, 01/11/40	12,906	13,093,528
6.34%, 05/04/53	12,971	12,883,768
6.35%, 02/09/35	12,025	12,718,144
6.40%, 05/07/54	6,695	6,696,294
6.63%, 01/29/38	5,306	5,605,809
6.75%, 09/27/34	9,867	10,829,442
6.88%, 05/13/37	16,550	17,932,445
7.38%, 05/13/55	10,305	11,565,704
7.50%, 04/08/33	6,162	7,084,022
8.30%, 08/15/31	7,416	8,919,559
		366,904,053
Panama — 0.1%
Panama Government International Bonds
2.25%, 09/29/32	13,590	11,209,210
3.16%, 01/23/30	8,093	7,584,694
3.30%, 01/19/33	6,590	5,773,061
3.87%, 07/23/60	13,748	9,328,530
3.88%, 03/17/28	6,272	6,176,165
4.30%, 04/29/53	7,534	5,763,715
4.50%, 05/15/47	4,921	3,938,131

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Panama (continued)
4.50%, 04/16/50	$10,834	$8,482,310
4.50%, 04/01/56	10,720	8,188,486
4.50%, 01/19/63(b)	6,885	5,233,440
6.40%, 02/14/35	10,950	11,548,267
6.70%, 01/26/36	10,871	11,685,553
6.85%, 03/28/54(b)	6,115	6,484,022
6.88%, 01/31/36(b)	3,777	4,098,962
7.50%, 03/01/31	4,980	5,538,003
7.88%, 03/01/57	1,977	2,326,747
8.00%, 03/01/38	5,660	6,602,820
8.88%, 09/30/27	5,956	6,421,598
9.38%, 04/01/29	6,542	7,465,171
		133,848,885
Peru — 0.1%
Peru Government International Bonds
1.86%, 12/01/32	6,955	5,782,352
2.78%, 01/23/31	15,479	14,331,114
2.78%, 12/01/60	8,818	4,994,125
2.84%, 06/20/30	2,943	2,764,042
3.00%, 01/15/34	11,600	10,104,961
3.23%, 07/28/2121	4,593	2,615,802
3.30%, 03/11/41	5,056	3,944,346
3.55%, 03/10/51	6,698	4,837,379
3.60%, 01/15/72	4,525	2,921,626
4.13%, 08/25/27(b)	2,554	2,563,491
5.38%, 02/08/35	6,345	6,521,390
5.50%, 03/30/36	8,030	8,252,377
5.63%, 11/18/50	10,800	10,751,511
5.88%, 08/08/54	7,440	7,541,370
6.20%, 06/30/55	5,115	5,394,894
6.55%, 03/14/37	5,450	6,096,023
8.75%, 11/21/33	11,040	13,946,523
		113,363,326
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bonds, 8.60%, 06/15/27	805	862,516
Philippines Government International Bonds
1.65%, 06/10/31	7,911	6,900,635
1.95%, 01/06/32	2,700	2,350,788
2.46%, 05/05/30	7,934	7,376,141
2.65%, 12/10/45	6,920	4,667,395
2.95%, 05/05/45	5,902	4,223,620
3.00%, 02/01/28	10,271	10,041,891
3.20%, 07/06/46	9,993	7,348,673
3.23%, 03/29/27	3,995	3,946,418
3.56%, 09/29/32	4,838	4,592,148
3.70%, 03/01/41	8,639	7,368,493
3.70%, 02/02/42	9,689	8,134,281
3.75%, 01/14/29	8,661	8,575,322
3.95%, 01/20/40	8,750	7,857,209
4.20%, 03/29/47	4,535	3,886,426
4.38%, 03/05/30(b)	2,528	2,565,560
4.63%, 07/17/28(b)	2,525	2,563,988
4.75%, 03/05/35	6,330	6,383,554
5.00%, 07/17/33	6,605	6,801,549
5.00%, 01/13/37	5,995	6,094,476
5.17%, 10/13/27	3,414	3,483,289
5.18%, 09/05/49	3,050	2,984,069
5.25%, 05/14/34	5,305	5,554,967
5.50%, 02/04/35	6,590	7,025,881
Security	Par (000)	Value
Philippines (continued)
5.50%, 01/17/48	$5,545	$5,690,865
5.60%, 05/14/49	3,295	3,396,820
5.61%, 04/13/33	4,555	4,868,765
5.90%, 02/04/50	3,580	3,829,308
5.95%, 10/13/47	3,650	3,928,908
6.38%, 01/15/32	5,882	6,522,407
6.38%, 10/23/34	8,586	9,689,577
7.75%, 01/14/31	7,863	9,154,607
9.50%, 02/02/30	6,454	7,770,255
		186,440,801
Poland — 0.1%
Republic of Poland Government International Bonds
4.63%, 03/18/29	5,370	5,470,902
4.88%, 02/12/30	14,670	15,108,766
4.88%, 10/04/33	14,030	14,274,007
5.13%, 09/18/34	13,854	14,239,110
5.38%, 02/12/35	12,890	13,473,626
5.50%, 11/16/27	9,436	9,731,610
5.50%, 04/04/53	13,065	12,840,029
5.50%, 03/18/54	10,800	10,617,120
5.75%, 11/16/32	9,240	9,919,287
		105,674,457
South Korea — 0.1%
Export-Import Bank of Korea
1.13%, 12/29/26	2,480	2,400,244
1.25%, 09/21/30	4,011	3,536,222
1.38%, 02/09/31(b)	1,710	1,500,138
1.63%, 01/18/27	3,555	3,460,259
2.13%, 01/18/32	3,025	2,696,664
2.38%, 04/21/27	4,472	4,374,851
2.50%, 06/29/41	5,648	4,172,526
3.75%, 09/22/30	2,630	2,606,885
4.00%, 09/11/27	1,820	1,822,700
4.00%, 09/11/29	2,865	2,870,187
4.13%, 10/17/27	1,130	1,135,297
4.25%, 09/15/27	3,097	3,115,890
4.50%, 01/11/29	1,340	1,361,567
4.50%, 09/15/32	3,195	3,262,823
4.63%, 01/11/27	2,735	2,756,997
4.63%, 01/14/28	2,680	2,721,785
4.63%, 01/11/34(b)	3,288	3,362,223
4.88%, 01/14/30	1,065	1,102,810
5.00%, 01/11/28	5,095	5,213,508
5.13%, 09/18/28	3,980	4,114,007
5.13%, 01/11/33	5,070	5,328,108
5.13%, 09/18/33	2,610	2,757,027
5.25%, 01/14/35	2,385	2,553,091
Korea Development Bank (The)
1.38%, 04/25/27	4,105	3,956,379
3.75%, 09/16/30	4,330	4,295,744
4.13%, 10/16/27	990	994,285
4.25%, 09/08/32	5,700	5,736,356
4.38%, 02/15/28	5,726	5,787,720
4.38%, 02/15/33	7,703	7,740,969
4.50%, 02/15/29(b)	3,555	3,614,709
4.63%, 02/15/27	1,115	1,124,986
4.63%, 02/03/28	1,675	1,701,784
4.88%, 02/03/30	625	647,682
5.38%, 10/23/28	2,060	2,146,282

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
5.63%, 10/23/33	$2,065	$2,250,388
Korea International Bonds
1.00%, 09/16/30	4,085	3,584,642
1.75%, 10/15/31	3,485	3,102,272
2.50%, 06/19/29	5,765	5,507,626
2.75%, 01/19/27	7,247	7,158,798
3.50%, 09/20/28	1,935	1,918,292
3.88%, 09/20/48	1,313	1,125,678
4.13%, 06/10/44(b)	981	892,574
4.50%, 07/03/29(b)	3,320	3,396,234
		134,909,209
Supranational — 0.9%
African Development Bank
3.50%, 09/18/29	350	347,198
3.88%, 06/12/28	2,110	2,121,595
4.00%, 03/18/30	11,139	11,255,958
4.13%, 02/25/27	3,770	3,787,586
4.38%, 11/03/27	4,445	4,505,227
4.38%, 03/14/28	3,135	3,185,469
4.50%, 06/12/35	13,770	14,131,100
4.63%, 01/04/27	4,240	4,280,638
5.75%, , (5-year CMT + 1.58%)(a)(h)	3,843	3,881,093
Asian Development Bank
0.75%, 10/08/30	3,099	2,681,546
1.25%, 06/09/28(b)	2,955	2,780,991
1.50%, 01/20/27	11,009	10,718,172
1.50%, 03/04/31(b)	2,879	2,560,538
1.75%, 09/19/29	8,202	7,626,597
1.88%, 03/15/29(b)	1,405	1,325,575
1.88%, 01/24/30	8,226	7,637,150
2.38%, 08/10/27	1,090	1,066,052
2.50%, 11/02/27	8,282	8,098,701
2.63%, 01/12/27	9,306	9,183,443
2.75%, 01/19/28	7,035	6,903,168
3.13%, 08/20/27(b)	9,848	9,756,711
3.13%, 09/26/28	1,279	1,260,555
3.13%, 04/27/32(b)	1,800	1,718,132
3.63%, 08/28/29(b)	15,170	15,133,186
3.75%, 04/25/28(b)	11,859	11,888,160
3.75%, 08/28/30	7,100	7,097,345
3.88%, 09/28/32	5,435	5,411,417
3.88%, 06/14/33	9,090	9,013,480
4.00%, 01/12/33	16,714	16,734,567
4.13%, 01/12/27(b)	15,559	15,624,454
4.13%, 05/30/30	8,360	8,490,991
4.13%, 01/12/34(b)	9,431	9,485,210
4.38%, 01/14/28	4,790	4,864,776
4.38%, 03/06/29(b)	10,606	10,835,538
4.38%, 03/22/35	12,212	12,455,944
4.50%, 08/25/28	14,765	15,103,437
4.75%, 02/12/30	360	364,165
4.88%, 09/26/28	660	665,285
5.82%, 06/16/28	7,160	7,531,834
6.22%, 08/15/27	2,540	2,634,890
6.38%, 10/01/28(b)	3,125	3,324,592
Asian Infrastructure Investment Bank (The)
3.63%, 09/15/28	1,248	1,247,264
3.75%, 09/14/27	4,212	4,217,818
4.00%, 01/18/28	5,224	5,261,411
4.13%, 01/18/29	2,480	2,513,574
4.25%, 03/13/34	7,565	7,677,143
Security	Par (000)	Value
Supranational (continued)
4.50%, 01/16/30	$7,762	$7,991,146
4.50%, 05/21/35	11,085	11,422,906
Corp. Andina de Fomento
2.25%, 02/08/27	985	962,925
5.00%, 01/24/29	6,670	6,868,908
5.00%, 01/22/30	8,830	9,145,099
Council of Europe Development Bank
3.63%, 01/26/28	1,080	1,078,871
3.63%, 05/08/28	40	39,966
4.13%, 01/24/29	1,900	1,925,420
4.50%, 01/15/30	2,363	2,432,690
4.63%, 06/11/27	1,884	1,909,371
European Bank for Reconstruction & Development
4.13%, 01/25/29	3,553	3,601,622
4.25%, 03/13/34	9,030	9,151,347
4.38%, 03/09/28	1,275	1,295,126
European Investment Bank
0.63%, 10/21/27	252	237,671
0.75%, 09/23/30	3,135	2,719,680
0.88%, 05/17/30	4,620	4,074,807
1.25%, 02/14/31	11,879	10,450,035
1.38%, 03/15/27	19,550	18,948,472
1.63%, 10/09/29	4,540	4,200,650
1.63%, 05/13/31	745	664,866
1.75%, 03/15/29(b)	7,655	7,194,771
2.38%, 05/24/27	3,841	3,765,539
3.25%, 11/15/27	3,040	3,017,098
3.63%, 07/15/30	18,985	18,890,437
3.75%, 11/15/29	12,040	12,061,612
3.75%, 02/14/33	21,725	21,446,105
3.88%, 03/15/28	5,698	5,729,347
3.88%, 06/15/28	660	664,080
3.88%, 10/15/30	6,495	6,529,245
4.00%, 02/15/29	3,970	4,011,139
4.13%, 02/13/34	23,840	24,016,247
4.25%, 08/16/32	22,750	23,167,259
4.38%, 03/19/27	2,930	2,956,036
4.38%, 10/10/31	14,580	14,999,728
4.50%, 10/16/28	1,355	1,387,471
4.50%, 03/14/30	25,235	26,018,588
4.63%, 02/12/35	13,290	13,814,684
4.75%, 06/15/29	25,450	26,365,039
4.88%, 02/15/36	7,346	7,782,237
Inter-American Development Bank
0.63%, 09/16/27(b)	2,815	2,661,736
1.13%, 07/20/28	10,480	9,804,563
1.13%, 01/13/31	12,546	10,977,202
1.50%, 01/13/27	1,180	1,149,039
2.25%, 06/18/29(b)	9,597	9,133,025
2.38%, 07/07/27(b)	8,629	8,447,407
3.13%, 09/18/28	9,920	9,780,085
3.20%, 08/07/42	3,925	3,244,888
3.50%, 09/14/29(b)	3,035	3,013,302
3.50%, 04/12/33	13,392	12,968,537
3.63%, 09/17/31	9,023	8,906,032
3.75%, 06/14/30(b)	3,831	3,832,573
3.88%, 10/28/41	6,891	6,243,891
4.00%, 01/12/28	6,841	6,891,439
4.13%, 02/15/29(b)	14,150	14,348,763
4.38%, 02/01/27	6,417	6,463,858

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.38%, 07/17/34(b)	$14,600	$14,913,396
4.38%, 07/16/35	9,290	9,444,354
4.38%, 01/24/44	3,334	3,184,192
4.50%, 02/15/30(b)	7,587	7,818,699
4.50%, 09/13/33(b)	6,505	6,708,555
Inter-American Investment Corp.
3.63%, 02/17/27	3,205	3,195,228
4.13%, 02/15/28	1,265	1,274,801
4.25%, 02/14/29	3,240	3,284,679
4.25%, 04/01/30	6,440	6,544,747
4.75%, 09/19/28	2,343	2,404,416
International Bank for Reconstruction & Development
0.75%, 11/24/27	12,885	12,149,603
0.75%, 08/26/30(b)	12,624	10,966,852
0.85%, 02/10/27(b)	308	296,352
0.88%, 05/14/30(b)	17,385	15,329,889
1.13%, 09/13/28	25,416	23,690,352
1.25%, 02/10/31(b)	17,780	15,626,841
1.38%, 04/20/28	20,785	19,685,660
1.63%, 11/03/31	23,935	21,068,129
1.75%, 10/23/29(b)	13,236	12,286,629
2.50%, 11/22/27	22,396	21,891,257
2.50%, 03/29/32	3,517	3,238,703
3.13%, 06/15/27(b)	14,265	14,142,042
3.50%, 07/12/28	20,226	20,150,683
3.63%, 05/05/28(b)	1,519	1,518,735
3.63%, 09/21/29(b)	9,235	9,209,082
3.88%, 10/16/29	20,715	20,843,881
3.88%, 02/14/30	18,278	18,384,856
3.88%, 08/28/34	26,090	25,720,167
4.00%, 07/25/30	8,790	8,881,305
4.00%, 01/10/31(b)	25,712	25,956,613
4.00%, 05/06/32	24,799	24,926,278
4.13%, 03/20/30(b)	13,835	14,056,209
4.38%, 08/27/35	22,915	23,302,468
4.50%, 04/10/31(b)	15,274	15,786,924
4.63%, 08/01/28(b)	11,135	11,417,799
4.63%, 01/15/32(b)	23,855	24,799,892
4.75%, 11/14/33(b)	16,178	16,966,629
4.75%, 02/15/35(b)	2,127	2,226,379
5.67%, 02/01/34	210	210,726
International Finance Corp.
0.75%, 08/27/30	985	855,434
3.88%, 07/02/30	600	603,642
4.25%, 07/02/29(b)	1,015	1,034,474
4.38%, 01/15/27	2,235	2,250,412
4.50%, 01/21/28(b)	1,400	1,425,269
4.50%, 07/13/28	1,490	1,522,486
Nordic Investment Bank
3.38%, 09/08/27(b)	1,135	1,128,650
3.75%, 05/09/30	2,930	2,932,244
4.25%, 02/28/29	1,150	1,169,961
4.38%, 03/14/28	1,380	1,402,249
		1,247,023,079
Sweden — 0.0%
Svensk Exportkredit AB
0.00%, 05/11/37(d)	155	89,228
2.25%, 03/22/27	2,121	2,075,397
3.75%, 09/13/27	1,170	1,170,264
3.75%, 05/08/28	563	563,535
Security	Par (000)	Value
Sweden (continued)
3.88%, 08/04/27	$791	$792,567
4.13%, 06/14/28	2,345	2,368,316
4.25%, 02/01/29	2,640	2,679,628
4.88%, 10/04/30	4,432	4,632,385
		14,371,320
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	2,970	2,843,849
Uruguay Government International Bonds
4.13%, 11/20/45	2,647	2,365,514
4.38%, 10/27/27	9,220	9,240,963
4.38%, 01/23/31	13,826	13,987,330
4.98%, 04/20/55	11,281	10,500,189
5.10%, 06/18/50	17,057	16,452,249
5.44%, 02/14/37	7,150	7,498,848
5.75%, 10/28/34	13,095	14,076,620
7.63%, 03/21/36	4,816	5,886,027
		82,851,589
Total Foreign Government Obligations — 2.3% (Cost: $3,255,682,307)		3,166,713,144
Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,875	1,853,353
California — 0.1%
Alameda County Joint Powers Authority RB BAB, Series A, 7.05%, 12/01/44(b)	1,500	1,721,958
Bay Area Toll Authority RB, 3.13%, 04/01/55(b)	470	331,331
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	5,167,374
Series S-1, 7.04%, 04/01/50	4,300	5,026,059
Series S-3, 6.91%, 10/01/50	3,205	3,715,021
California Health Facilities Financing Authority RB
4.19%, 06/01/37	325	310,778
4.35%, 06/01/41(b)	1,905	1,776,037
California State University RB
Class B, 2.72%, 11/01/52	910	613,465
Class B, 2.94%, 11/01/52	1,000	693,208
Class B, 2.98%, 11/01/51(b)	3,315	2,337,174
5.18%, 11/01/53	2,535	2,483,791
Series E, 2.90%, 11/01/51	1,895	1,369,005
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, Class A, 4.24%, 05/15/48 (AGM)(b)	455	396,187
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	4,776,566
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53	1,025	791,918
Series A, 4.09%, 01/15/49	2,040	1,640,666
Golden State Tobacco Securitization Corp. RB
Class B, 2.75%, 06/01/34(b)	1,270	1,157,324
Class B, 3.00%, 06/01/46	540	488,872
3.12%, 06/01/38 (SAP)	2,250	1,974,241
Class B, 3.29%, 06/01/42	3,790	3,158,358

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
3.49%, 06/01/36	$230	$196,174
3.71%, 06/01/41	830	654,350
4.21%, 06/01/50(b)	1,535	1,138,619
Los Angeles Community College District California GO BAB, 6.75%, 08/01/49	1,100	1,244,937
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,376,264
Los Angeles Department of Water & Power RB BAB
Series A, 6.60%, 07/01/50(b)	385	412,996
Series D, 6.57%, 07/01/45	5,325	5,753,219
Regents of the University of California Medical Center Pooled Revenue RB
3.01%, 05/15/50	1,400	945,488
3.71%, 05/15/20	2,600	1,687,865
4.13%, 05/15/32	1,550	1,534,333
4.56%, 05/15/53(b)	895	785,768
Series N, 3.26%, 05/15/60	1,835	1,200,201
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	4,575	5,003,008
Series F, 6.58%, 05/15/49	3,015	3,275,158
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,905	1,979,414
San Diego County Water Authority RB BAB, Series B, Class B, 6.14%, 05/01/49(b)	2,345	2,472,507
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Class A, 4.66%, 10/01/27	1,920	1,947,705
San Joaquin Hills Transportation Corridor Agency RB, Class B, 3.49%, 01/15/50	1,600	1,241,513
State of California GO
1.70%, 02/01/28(b)	140	133,724
2.50%, 10/01/29	6,000	5,711,624
3.50%, 04/01/28(b)	910	904,598
4.50%, 08/01/29	1,350	1,381,782
4.50%, 04/01/33	2,115	2,128,223
4.60%, 04/01/38	2,170	2,213,372
5.10%, 09/01/35	2,250	2,346,976
5.13%, 09/01/29	1,700	1,778,034
5.13%, 03/01/38	1,000	1,019,880
5.15%, 09/01/34(b)	5,000	5,249,870
5.20%, 03/01/43	3,790	3,785,453
5.75%, 10/01/31	1,400	1,525,081
5.88%, 10/01/41(b)	5,000	5,244,044
Series A, Class A, 3.05%, 04/01/29	1,110	1,083,754
State of California GO BAB
7.30%, 10/01/39	5,220	6,122,826
7.35%, 11/01/39	3,130	3,688,510
7.50%, 04/01/34	8,325	9,773,288
7.55%, 04/01/39	12,470	15,201,785
7.60%, 11/01/40	7,575	9,385,693
7.63%, 03/01/40(b)	6,850	8,358,762
University of California RB
Series AD, 4.86%, 05/15/12	3,285	2,862,452
Series AQ, 4.77%, 05/15/15	835	708,214
Series BD, 3.35%, 07/01/29(b)	4,730	4,646,048
Series BG, 1.32%, 05/15/27(b)	775	745,694
Series BG, 1.61%, 05/15/30	2,990	2,696,891
Series BG, 3.07%, 05/15/51	3,110	2,148,255
		173,623,685
Security	Par (000)	Value
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	$700	$723,020
Connecticut — 0.0%
State of Connecticut GO, Series A, Class A, 5.85%, 03/15/32(b)	4,765	5,123,923
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/14(b)	1,690	1,504,293
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46(b)	1,300	1,567,433
		3,071,726
Florida — 0.0%
County of Broward Airport System Revenue RB, 3.48%, 10/01/43	250	212,584
County of Miami-Dade Aviation Revenue RB, Series C, 4.28%, 10/01/41	985	919,389
County of Miami-Dade Seaport Department RB, 6.22%, 11/01/55	245	254,695
County of Miami-Dade Transit System RB, Series B, 2.60%, 07/01/42	1,300	1,005,812
State Board of Administration Finance Corp. RB
1.71%, 07/01/27(b)	3,250	3,135,077
2.15%, 07/01/30	5,902	5,411,084
Class A, 5.53%, 07/01/34(b)	4,980	5,266,459
		16,205,100
Georgia — 0.0%
City of Atlanta Water & Wastewater Revenue RB, 2.26%, 11/01/35	1,330	1,129,740
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,691	4,052,923
Project M, Series 2010-A, 6.66%, 04/01/57	3,230	3,560,661
Project P, Series 2010-A, 7.06%, 04/01/57	3,317	3,773,426
		12,516,750
Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	580	415,632
Illinois — 0.1%
Chicago O'Hare International Airport RB
Series C, Class C, 4.47%, 01/01/49	1,050	938,868
Series C, Class C, 4.57%, 01/01/54	2,450	2,174,834
Chicago O'Hare International Airport RB BAB, Series B, Class B, 6.40%, 01/01/40	1,100	1,232,370
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, Class A, 6.90%, 12/01/40	4,158	4,687,467
Series B, Class B, 6.90%, 12/01/40(b)	4,608	5,194,011
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,820	1,950,714
Sales Tax Securitization Corp. RB
3.24%, 01/01/42	5,125	4,223,582
3.82%, 01/01/48	135	108,659
4.79%, 01/01/48	2,380	2,201,268
State of Illinois GO, 5.10%, 06/01/33	28,727	29,278,354

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	$2,786	$3,066,144
		55,056,271
Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51(b)	645	486,799
Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51(b)	605	435,946
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB
4.15%, 02/01/33	2,280	2,273,671
4.28%, 02/01/36	1,560	1,542,792
4.48%, 08/01/39(b)	4,415	4,327,104
5.05%, 12/01/34	1,705	1,766,523
5.08%, 06/01/31	1,148	1,165,393
5.20%, 12/01/39	3,975	4,126,299
		15,201,782
Maryland — 0.0%
Maryland Economic Development Corp. RB
5.43%, 05/31/56	2,785	2,718,592
5.94%, 05/31/57(b)	1,370	1,394,995
Maryland Health & Higher Educational Facilities Authority RB, Class D, 3.05%, 07/01/40	2,500	1,963,600
		6,077,187
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, 2.90%, 09/01/49	2,675	1,857,785
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29(b)	1,950	1,977,273
Series E, 5.46%, 12/01/39(b)	3,700	3,819,781
Commonwealth of Massachusetts RB, 3.77%, 07/15/29(b)	2,900	2,884,760
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	2,435	2,561,869
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,110,610
		14,212,078
Michigan — 0.0%
Michigan Finance Authority RB
3.08%, 12/01/34	2,110	1,932,832
3.38%, 12/01/40	845	712,585
Michigan State University RB, 4.17%, 08/15/22(b)	4,035	3,039,470
Michigan Strategic Fund RB, 3.23%, 09/01/47	460	356,128
University of Michigan RB
2.56%, 04/01/50	3,000	1,925,501
Class A, 3.50%, 04/01/52	614	464,828
Class B, 3.50%, 04/01/52	475	359,812
Class C, 3.60%, 04/01/47(b)	1,800	1,552,288
Class A, 4.45%, 04/01/22	5,580	4,522,042
Series B, 2.44%, 04/01/40	2,862	2,178,725
		17,044,211
Security	Par (000)	Value
Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52	$1,924	$1,585,751
Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,030,075
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, Class A, 3.65%, 08/15/57	4,730	3,556,800
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) RB, Series A, Class A, 3.04%, 10/01/49(b)	2,000	1,459,880
Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45(b)	850	957,969
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, Class A, 7.43%, 02/15/29 (NPFGC)	5,874	6,151,289
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	2,650	2,967,000
New Jersey Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	6,292	7,357,973
Series F, 7.41%, 01/01/40	6,979	8,443,884
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	1,000	824,273
Series P, 3.92%, 05/01/19(b)	1,475	1,018,896
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	933,377
		27,696,692
New York — 0.1%
City of New York GO
4.61%, 09/01/37(b)	1,000	993,475
5.11%, 10/01/54(b)	3,775	3,673,525
5.26%, 10/01/44	4,200	4,205,914
5.26%, 10/01/52	500	496,489
5.37%, 10/01/51	1,750	1,752,966
5.56%, 10/01/45	1,035	1,039,152
5.83%, 10/01/53	5,500	5,849,791
5.94%, 02/01/55(b)	130	140,918
6.29%, 02/01/45	300	323,668
6.39%, 02/01/55	1,015	1,083,829
City of New York GO BAB
Series C-1, 5.52%, 10/01/37	3,000	3,084,323
Series F1, 6.27%, 12/01/37	2,755	2,999,281
Empire State Development Corp. RB BAB, 5.77%, 03/15/39	4,715	4,898,945
Metropolitan Transportation Authority Dedicated Tax Fund RB BAB, 7.34%, 11/15/39	3,870	4,604,120
Metropolitan Transportation Authority RB BAB
6.81%, 11/15/40	910	1,009,938
Series 2010-A, 6.67%, 11/15/39	50	54,837
Series B, 6.65%, 11/15/39	220	240,779

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority RB
5.88%, 06/15/44	$3,200	$3,308,030
5.95%, 06/15/42(b)	3,000	3,159,847
New York City Municipal Water Finance Authority RB BAB
5.44%, 06/15/43	1,385	1,382,923
5.72%, 06/15/42(b)	3,145	3,228,613
6.01%, 06/15/42(b)	1,860	1,972,956
New York State Dormitory Authority RB
5.23%, 07/01/35	4,250	4,435,669
5.83%, 07/01/55	2,500	2,686,938
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	2,325	2,414,948
Series F, 5.63%, 03/15/39(b)	2,725	2,831,892
Port Authority of New York & New Jersey RB
3.14%, 02/15/51	1,145	848,283
3.29%, 08/01/69(b)	1,300	862,137
4.03%, 09/01/48	1,440	1,212,888
4.23%, 10/15/57	865	720,624
5.07%, 07/15/53	2,820	2,719,608
Series 164, 5.65%, 11/01/40(b)	6,255	6,682,661
Series 165, 5.65%, 11/01/40	1,795	1,929,073
Series 168, 4.93%, 10/01/51	4,165	3,930,957
Series 174, 4.46%, 10/01/62(b)	6,585	5,680,367
Series 181, 4.96%, 08/01/46	2,000	1,932,451
Series 182, 5.31%, 08/01/46	1,000	989,742
Series 192, 4.81%, 10/15/65(b)	4,235	3,914,168
Series 225, 3.18%, 07/15/60(b)	675	448,208
United Nations Development Corp. RB, 6.54%, 08/01/55	765	826,995
		94,571,928
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51	1,100	774,824
Ohio — 0.0%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	6,075	7,813,429
JobsOhio Beverage System RB
2.83%, 01/01/38	1,950	1,661,777
4.43%, 01/01/33	260	264,401
Series B, Class B, 4.53%, 01/01/35	2,400	2,443,065
Ohio State University (The) RB, Series A, 4.80%, 06/01/11	350	304,802
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	2,005	1,980,212
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48	1,775	1,330,025
		15,797,711
Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.38%, 11/01/45	3,690	3,568,371
4.62%, 06/01/44	1,655	1,639,935
4.71%, 05/01/52(b)	3,280	3,104,057
5.09%, 02/01/52(b)	3,680	3,585,772
		11,898,135
Oregon — 0.0%
Oregon School Boards Association GOL, Series B, 5.68%, 06/30/28 (NPFGC)	748	763,219
Security	Par (000)	Value
Oregon (continued)
Oregon State University RB, 3.42%, 03/01/60 (BAM)	$1,100	$795,428
State of Oregon GO, 5.89%, 06/01/27	4,426	4,514,201
		6,072,848
Pennsylvania — 0.0%
Commonwealth Financing Authority RB
Class A, 2.99%, 06/01/42	1,130	869,877
Class A, 3.86%, 06/01/38(b)	4,200	3,896,118
Series A, 4.14%, 06/01/38	50	47,292
Pennsylvania Economic Development Financing Authority RB, 5.69%, 06/01/54	2,665	2,718,295
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,750	1,365,517
2.84%, 09/01/50	975	662,849
Pennsylvania Turnpike Commission RB BAB, Series B, Class B, 5.51%, 12/01/45	1,000	997,581
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19(b)	2,000	1,321,169
		11,878,698
South Carolina — 0.0%
South Carolina Public Service Authority RB BAB, Series C, 6.45%, 01/01/50	1,000	1,098,817
Texas — 0.1%
Board of Regents of the University of Texas System RB, Series B, Class B, 2.44%, 08/15/49	765	482,003
Board of Regents of the University of Texas System RB BAB, Series C, 4.79%, 08/15/46(b)	2,400	2,328,270
City of San Antonio Electric & Gas Systems Revenue RB
5.47%, 02/01/45	5,415	5,417,201
5.57%, 02/01/50	1,185	1,189,137
City of San Antonio Electric & Gas Systems Revenue RB BAB
5.81%, 02/01/41	1,875	1,952,556
Series C, 5.99%, 02/01/39	1,993	2,124,300
Dallas Area Rapid Transit RB, Class A, 2.61%, 12/01/48	2,895	2,010,533
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(b)	3,250	3,125,722
Series B, 6.00%, 12/01/44(b)	400	425,020
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	789,901
Dallas County Hospital District GOL BAB, Series C, Class C, 5.62%, 08/15/44	1,250	1,266,041
Dallas Fort Worth International Airport RB
2.84%, 11/01/46	1,720	1,269,367
Class A, 2.99%, 11/01/38(b)	1,200	1,050,088
Class A, 4.09%, 11/01/51(b)	1,245	1,033,201
Class A, 4.51%, 11/01/51(b)	4,505	3,984,813
Series A, Class A, 3.14%, 11/01/45	1,405	1,085,544
Series C, Class C, 2.92%, 11/01/50	2,670	1,915,530
Series C, Class C, 3.09%, 11/01/40	340	279,979
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (PSF)	400	403,916
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52	4,805	3,420,144

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
North Texas Tollway Authority RB BAB, Series B, Class B, 6.72%, 01/01/49(b)	$4,120	$4,640,759
Permanent University Fund - Texas A&M University System RB, Series B, Class B, 3.66%, 07/01/47	2,000	1,696,163
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47	2,125	1,627,816
State of Texas GO BAB
5.52%, 04/01/39(b)	5,300	5,514,142
Series A, Class A, 4.68%, 04/01/40	2,550	2,476,450
Texas Department of Transportation State Highway Fund RB, First Class, 5.18%, 04/01/30	5,115	5,222,176
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35(b)	7,113	7,327,819
5.17%, 04/01/41	6,200	6,366,963
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, Class B, 3.92%, 12/31/49	3,350	2,724,231
Texas Transportation Commission GO, 2.47%, 10/01/44(b)	2,505	1,797,952
		74,947,737
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50(b)	2,790	1,666,895
2.58%, 11/01/51	2,915	1,846,760
Series A, 3.23%, 09/01/19	790	472,392
Series C, 4.18%, 09/01/17(b)	840	650,546
Williamsburg Economic Development Authority RB, 4.96%, 11/01/35	720	721,064
		5,357,657
Washington — 0.0%
Central Puget Sound Regional Transit Authority RB BAB, 5.49%, 11/01/39	1,200	1,244,062
Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	2,580	2,557,535
Total Municipal Debt Obligations — 0.4% (Cost: $641,083,968)		584,534,582
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 24.6%
Federal Home Loan Mortgage Corp.
2.50%, 10/01/27	29	28,422
2.50%, 02/01/28	371	364,525
2.50%, 01/01/30	4,727	4,609,404
2.50%, 03/01/31	51	48,979
2.50%, 08/01/31	1,623	1,572,006
2.50%, 10/01/31	3,866	3,734,462
2.50%, 11/01/31	23	22,384
2.50%, 12/01/31	5,994	5,786,827
2.50%, 02/01/32	7,364	7,108,671
2.50%, 08/01/32	87	84,057
2.50%, 01/01/33	6,379	6,135,619
2.50%, 02/01/33	18	16,909
2.50%, 04/01/33	802	768,434
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 11/01/26	$36	$35,643
3.00%, 01/01/27	18	17,609
3.00%, 02/01/27	47	46,379
3.00%, 04/01/27	46	45,938
3.00%, 05/01/27	322	318,345
3.00%, 06/01/27	327	323,209
3.00%, 07/01/27	22	21,616
3.00%, 08/01/27	49	48,280
3.00%, 09/01/27	201	199,086
3.00%, 11/01/27	80	78,565
3.00%, 12/01/27	50	48,858
3.00%, 01/01/28	9	8,671
3.00%, 11/01/28	49	48,961
3.00%, 01/01/29	49	48,523
3.00%, 03/01/29	256	252,535
3.00%, 05/01/29	8,364	8,270,661
3.00%, 05/01/30	1,864	1,829,957
3.00%, 06/01/30	878	863,597
3.00%, 07/01/30	2,379	2,334,853
3.00%, 12/01/30	5,213	5,109,749
3.00%, 02/01/31	1,773	1,736,810
3.00%, 05/01/31	3,719	3,639,589
3.00%, 06/01/31	2,737	2,676,993
3.00%, 08/01/31	22	21,313
3.00%, 12/01/31	14	13,545
3.00%, 02/01/32	49	47,628
3.00%, 07/01/32	4,302	4,194,772
3.00%, 09/01/32	6	5,504
3.00%, 02/01/33	9	8,832
3.00%, 05/01/33	1,118	1,083,684
3.00%, 06/01/42	359	330,520
3.00%, 10/01/42	162	149,294
3.00%, 01/01/43	384	354,112
3.00%, 02/01/43	9,707	8,946,845
3.00%, 12/01/44	28	25,898
3.00%, 04/01/45	220	200,430
3.00%, 08/01/45	148	134,879
3.00%, 12/01/45	12	10,512
3.00%, 01/01/46	866	788,695
3.00%, 02/01/46	98	89,328
3.00%, 07/01/46	1,725	1,569,710
3.00%, 08/01/46	34,384	31,297,538
3.00%, 09/01/46	13,576	12,493,260
3.00%, 10/01/46	26,103	23,852,263
3.00%, 11/01/46	20,267	18,448,174
3.00%, 12/01/46	46,315	42,178,364
3.00%, 01/01/47	10,814	9,843,389
3.00%, 02/01/47	23,256	21,169,085
3.00%, 03/01/47	117	106,548
3.00%, 04/01/47	300	273,450
3.00%, 05/01/47	17,647	16,157,718
3.00%, 06/01/47	19,306	17,574,021
3.00%, 08/01/47	2,412	2,195,966
3.00%, 09/01/47	543	494,782
3.00%, 10/01/47	6,057	5,513,709
3.00%, 11/01/47	9	8,535
3.00%, 01/01/48	13	11,849
3.00%, 11/01/48	884	800,325
3.00%, 03/01/49	175	157,331
3.00%, 05/01/49	206	186,725
3.00%, 06/01/49	139	125,124

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 11/01/25	$5	$4,540
3.50%, 03/01/26	33	32,711
3.50%, 06/01/26	14	14,025
3.50%, 03/01/32	390	384,648
3.50%, 05/01/32	1,175	1,159,858
3.50%, 09/01/32	879	867,635
3.50%, 06/01/33	79	78,070
3.50%, 07/01/33	3,669	3,610,350
3.50%, 11/01/33	11	10,458
3.50%, 06/01/34	3,220	3,157,931
3.50%, 03/01/38	2,675	2,593,613
3.50%, 06/01/38	714	691,810
3.50%, 09/01/38	473	459,607
3.50%, 02/01/42	45	43,216
3.50%, 05/01/42	4	4,299
3.50%, 09/01/42	7	6,597
3.50%, 10/01/42	5,759	5,483,576
3.50%, 11/01/42	443	421,559
3.50%, 01/01/43	8	8,023
3.50%, 04/01/43	3,141	3,002,757
3.50%, 06/01/43	604	578,655
3.50%, 07/01/43	1,017	972,330
3.50%, 08/01/43	3,695	3,530,622
3.50%, 10/01/43	741	709,284
3.50%, 01/01/44	9,550	9,105,113
3.50%, 02/01/44	4,945	4,735,206
3.50%, 09/01/44	3,757	3,585,181
3.50%, 10/01/44	5,605	5,297,947
3.50%, 11/01/44	80	75,172
3.50%, 12/01/45	7,663	7,193,709
3.50%, 01/01/46	148	139,779
3.50%, 03/01/46	20,254	19,151,264
3.50%, 05/01/46	2,651	2,501,637
3.50%, 06/01/46	79	74,295
3.50%, 07/01/46	3,594	3,388,414
3.50%, 08/01/46	2,604	2,455,073
3.50%, 09/01/46	4,065	3,833,744
3.50%, 10/01/46	818	770,027
3.50%, 11/01/46	570	536,944
3.50%, 12/01/46	3,066	2,878,956
3.50%, 01/01/47	1,574	1,481,762
3.50%, 02/01/47	4,147	3,906,377
3.50%, 03/01/47	2,644	2,489,478
3.50%, 04/01/47	5,995	5,627,712
3.50%, 05/01/47	1,229	1,157,045
3.50%, 07/01/47	4,986	4,680,602
3.50%, 08/01/47	14,517	13,764,381
3.50%, 09/01/47	19,329	18,143,214
3.50%, 12/01/47	3,290	3,089,237
3.50%, 01/01/48	14,507	13,713,808
3.50%, 02/01/48	15,959	14,959,354
3.50%, 03/01/48	6,544	6,137,113
3.50%, 04/01/48	1,524	1,439,567
3.50%, 05/01/48	7,243	6,791,118
3.50%, 04/01/49	968	908,675
3.50%, 05/01/49	2,768	2,589,867
3.50%, 06/01/49	1,405	1,319,420
4.00%, 02/01/26	8	7,734
4.00%, 05/01/26	34	34,205
4.00%, 12/01/32	892	890,551
4.00%, 05/01/33	1,221	1,217,412
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 09/01/41	$2,025	$1,986,426
4.00%, 02/01/42	1,876	1,839,494
4.00%, 03/01/42	399	389,343
4.00%, 06/01/42	2,457	2,403,341
4.00%, 08/01/42	1,108	1,080,098
4.00%, 07/01/44	2,751	2,688,046
4.00%, 01/01/45	713	692,399
4.00%, 02/01/45	1,029	1,006,068
4.00%, 06/01/45	1,659	1,614,075
4.00%, 08/01/45	2,848	2,771,123
4.00%, 09/01/45	4,504	4,382,652
4.00%, 01/01/46	1,239	1,205,882
4.00%, 02/01/46	138	133,931
4.00%, 03/01/46	281	271,987
4.00%, 05/01/46	2,676	2,589,629
4.00%, 06/01/46	57	55,323
4.00%, 07/01/46	2,398	2,328,127
4.00%, 08/01/46	78	76,290
4.00%, 10/01/46	2,142	2,084,217
4.00%, 11/01/46	6,131	5,931,963
4.00%, 02/01/47	2,653	2,566,945
4.00%, 08/01/47	201	194,155
4.00%, 10/01/47	589	568,829
4.00%, 11/01/47	1,064	1,027,827
4.00%, 01/01/48	4,192	4,050,690
4.00%, 02/01/48	6,316	6,114,468
4.00%, 04/01/48	105	100,429
4.00%, 06/01/48	11,483	11,142,148
4.00%, 07/01/48	10,720	10,334,628
4.00%, 08/01/48	1,411	1,360,053
4.00%, 09/01/48	2,811	2,709,481
4.00%, 10/01/48	1,527	1,476,049
4.00%, 12/01/48	7,066	6,840,599
4.00%, 01/01/49	1,200	1,156,811
4.50%, 08/01/30	540	543,822
4.50%, 03/01/39	640	642,288
4.50%, 05/01/39	851	853,899
4.50%, 10/01/39	512	513,511
4.50%, 01/01/40	159	159,380
4.50%, 02/01/41	1,012	1,015,996
4.50%, 04/01/41	33	32,899
4.50%, 05/01/41	2,657	2,669,193
4.50%, 05/01/42	2,739	2,751,691
4.50%, 01/01/45	2,078	2,075,255
4.50%, 11/01/45	160	158,997
4.50%, 12/01/45	91	91,478
4.50%, 01/01/46	3,276	3,260,342
4.50%, 03/01/46	165	164,318
4.50%, 04/01/46	415	413,472
4.50%, 05/01/46	286	284,676
4.50%, 07/01/46	65	64,509
4.50%, 08/01/46	254	253,034
4.50%, 09/01/46	1,964	1,959,221
4.50%, 05/01/47	1,668	1,655,988
4.50%, 06/01/47	923	916,652
4.50%, 11/01/47	99	98,629
4.50%, 05/01/48	5,364	5,315,216
4.50%, 06/01/48	4,296	4,261,377
4.50%, 07/01/48	2,898	2,875,430
4.50%, 09/01/48	149	147,501
4.50%, 10/01/48	5,739	5,701,660

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 11/01/48	$28	$27,945
4.50%, 12/01/48	5,259	5,210,691
4.50%, 01/01/49	1,170	1,159,150
4.50%, 05/01/49	11	10,536
5.00%, 04/01/33	1,679	1,708,516
5.00%, 06/01/33	201	204,388
5.00%, 12/01/33	376	382,469
5.00%, 07/01/35	822	838,131
5.00%, 01/01/36	420	428,751
5.00%, 01/01/37	47	48,187
5.00%, 02/01/37	47	48,481
5.00%, 02/01/38	249	254,232
5.00%, 03/01/38	1,886	1,930,101
5.00%, 12/01/38	224	229,110
5.00%, 03/01/40	59	60,596
5.00%, 08/01/40	298	304,648
5.00%, 09/01/40	1,304	1,335,235
5.00%, 08/01/41	371	381,024
5.00%, 09/01/47	252	255,952
5.00%, 03/01/48	224	226,832
5.00%, 04/01/48	3,270	3,313,692
5.00%, 05/01/48	1,030	1,044,575
5.00%, 07/01/48	682	691,313
5.00%, 10/01/48	574	582,060
5.00%, 11/01/48	660	671,301
5.00%, 04/01/49	349	353,886
5.00%, 06/01/49	266	268,506
5.50%, 02/01/34	628	647,597
5.50%, 05/01/35	623	648,652
5.50%, 06/01/35	353	367,042
5.50%, 05/01/36	454	472,752
5.50%, 07/01/36	771	803,653
5.50%, 03/01/38	802	835,615
5.50%, 04/01/38	132	137,236
5.50%, 01/01/39	373	388,204
5.50%, 11/01/39	393	409,484
6.00%, 10/01/36	388	405,186
6.00%, 02/01/37	331	349,677
6.00%, 11/01/37	1,338	1,418,921
6.00%, 09/01/38	19	19,890
6.40%, 11/01/40(a)	5	5,511
6.48%, 08/01/41(a)	101	103,128
6.57%, 11/01/41(a)	129	130,769
6.61%, 12/01/38(a)	283	287,010
6.62%, 11/01/40(a)	103	104,805
6.63%, 09/01/41(a)	199	202,377
6.77%, 05/01/42(a)	165	169,298
6.78%, 01/01/42(a)	3	3,185
6.90%, 11/01/40(a)	74	75,462
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.03%, 09/25/28	3,000	2,848,781
Class A2, 2.92%, 06/25/32	23,000	21,315,670
Series K063, Class A2, 3.43%, 01/25/27(a)	20,000	19,862,930
Series K069, Class A2, 3.19%, 09/25/27(a)	6,973	6,880,063
Series K070, Class A2, 3.30%, 11/25/27(a)	2,000	1,976,591
Series K072, Class A2, 3.44%, 12/25/27	17,760	17,588,634
Series K074, Class A2, 3.60%, 01/25/28	10,000	9,931,717
Series K076, Class A2, 3.90%, 04/25/28	5,000	4,995,498
Series K081, Class A2, 3.90%, 08/25/28(a)	19,091	19,074,155
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K085, Class A2, 4.06%, 10/25/28(a)	$20,000	$20,065,247
Series K086, Class A2, 3.86%, 11/25/28(a)	17,500	17,462,252
Series K089, Class A2, 3.56%, 01/25/29	10,000	9,889,442
Series K092, Class A2, 3.30%, 04/25/29	414	405,426
Series K098, Class A2, 2.43%, 08/25/29	20,000	18,957,174
Series K100, Class A2, 2.67%, 09/25/29	27,650	26,392,040
Series K101, Class A2, 2.52%, 10/25/29	31,000	29,403,576
Series K105, Class A2, 1.87%, 01/25/30	4,775	4,395,186
Series K108, Class A2, 1.52%, 03/25/30	2,000	1,811,372
Series K110, Class A2, 1.48%, 04/25/30	13,200	11,908,425
Series K111, Class A2, 1.35%, 05/25/30	5,000	4,467,928
Series K114, Class A2, 1.37%, 06/25/30	7,000	6,232,305
Series K117, Class A2, 1.41%, 08/25/30	15,000	13,323,826
Series K120, Class A2, 1.50%, 10/25/30	1,150	1,020,304
Series K124, Class A2, 1.66%, 12/25/30	3,435	3,057,682
Series K126, Class A2, 2.07%, 01/25/31	19,440	17,661,555
Series K128, Class A2, 2.02%, 03/25/31	5,500	4,975,858
Series K130, Class A2, 1.72%, 06/25/31	7,000	6,187,074
Series K135, CLASS A2, 2.15%, 10/25/31(a)	4,670	4,188,152
Series K1510, Class A3, 3.79%, 01/25/34	20,000	19,298,697
Series K-1512, Class A2, 2.99%, 05/25/31	10,960	10,386,608
Series K-1512, Class A3, 3.06%, 04/25/34	16,190	14,712,293
Series K-1514, Class A2, 2.86%, 10/25/34	15,500	13,763,237
Series K-1520, Class A2, 2.44%, 02/25/36	7,564	6,317,026
Series K-1521, Class A2, 2.18%, 08/25/36	2,125	1,713,377
Series K154, Class A2, 3.42%, 04/25/32	2,000	1,960,204
Series K739, Class A2, 1.34%, 09/25/27	25,027	24,014,274
Federal National Mortgage Association
3.00%, 02/01/47	6,957	6,433,859
3.00%, 03/01/47	6,003	5,405,958
3.50%, 11/01/51	4,808	4,510,403
4.00%, 02/01/47	7,403	7,213,096
4.00%, 01/01/57	5,488	5,174,297
4.00%, 02/01/57	6,051	5,705,853
6.47%, 08/01/41(a)	84	84,748
6.59%, 04/01/44(a)	126	127,267
6.60%, 10/01/41(a)	254	259,320
6.71%, 02/01/42(a)	55	56,200
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	2,102	2,078,154
Series 2017-M4, Class A2, 2.57%, 12/25/26(a)	16,992	16,721,318
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	13,209	13,038,708
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	6,684	6,595,589
Series 2018-M10, Class A2, 3.35%, 07/25/28(a)	2,900	2,863,401
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	12,282	12,084,002
Series 2018-M13, Class A2, 3.75%, 09/25/30(a)	7,099	7,017,479
Series 2018-M2, Class A2, 2.90%, 01/25/28(a)	7,189	7,048,776
Series 2019-M2, Class A2, 3.62%, 11/25/28(a)	4,974	4,936,337
Series 2019-M22, Class A2, 2.52%, 08/25/29	21,850	20,810,917
Series 2019-M5, Class A2, 3.27%, 02/25/29	13,882	13,619,231

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2019-M9, Class A2, 2.94%, 06/25/29	$3,610	$3,505,287
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	17,050	14,965,108
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	18,076,545
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	29,670	25,755,881
Government National Mortgage Association
1.50%, 10/20/51	3,806	3,013,538
2.00%, 07/20/50	4,446	3,701,281
2.00%, 08/20/50	64,238	53,476,009
2.00%, 09/20/50	9,979	8,306,266
2.00%, 10/20/50	43,866	36,510,457
2.00%, 11/20/50	35,694	29,706,209
2.00%, 12/20/50	64,549	53,715,519
2.00%, 01/20/51	26,615	22,145,726
2.00%, 02/20/51	188,816	157,103,111
2.00%, 05/20/51	2,595	2,159,303
2.00%, 06/20/51	5,898	4,907,105
2.00%, 08/20/51	105,562	87,819,804
2.00%, 10/20/51	74,706	62,146,613
2.00%, 11/20/51	58,553	48,708,476
2.00%, 12/20/51	193,850	161,253,320
2.00%, 01/20/52	112,381	93,481,902
2.00%, 02/20/52	103,954	86,454,665
2.00%, 03/20/52	167,466	139,276,067
2.00%, 04/20/52	39,623	32,953,006
2.00%, 06/20/52	31,299	26,030,601
2.00%, 11/20/55(i)	1,243	1,033,590
2.50%, 02/15/28	20	19,595
2.50%, 10/20/31	41	39,860
2.50%, 05/20/45	2,567	2,260,993
2.50%, 11/20/46	345	303,990
2.50%, 12/20/46	10,731	9,449,459
2.50%, 01/20/47	5,018	4,419,165
2.50%, 06/20/50	12,944	11,234,919
2.50%, 08/20/50	14,303	12,330,984
2.50%, 09/20/50	32,149	27,713,987
2.50%, 01/20/51	67,487	58,540,447
2.50%, 02/20/51	113,260	98,158,334
2.50%, 04/20/51	3,584	3,105,987
2.50%, 05/20/51	234,070	202,827,174
2.50%, 06/20/51	7,145	6,190,576
2.50%, 07/20/51	199,897	173,196,653
2.50%, 08/20/51	189,887	164,515,367
2.50%, 09/20/51	3,865	3,348,601
2.50%, 10/20/51	3,514	3,043,790
2.50%, 11/20/51	28,781	24,931,059
2.50%, 12/20/51	81,686	70,760,477
2.50%, 01/20/52	37,136	32,167,243
2.50%, 02/20/52	2,954	2,558,981
2.50%, 03/20/52	158,666	137,437,720
2.50%, 04/20/52	78,598	68,082,259
2.50%, 05/20/52	22,871	19,811,356
2.50%, 07/20/52	7,301	6,324,366
2.50%, 08/20/52	14,350	12,429,886
2.50%, 09/20/52	26,898	23,299,378
2.50%, 12/20/52	6,222	5,389,584
2.50%, 10/20/53	2,228	1,930,171
2.50%, 03/20/54	4,061	3,517,774
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 11/20/55(i)	$12,797	$11,075,327
3.00%, 08/20/42	3,813	3,520,455
3.00%, 09/15/42	8	7,482
3.00%, 10/15/42	21	19,405
3.00%, 03/15/43	128	117,153
3.00%, 06/15/43	21	19,408
3.00%, 07/15/43	55	50,050
3.00%, 09/20/43	4,405	4,064,797
3.00%, 11/15/43	414	380,450
3.00%, 01/15/44	3,863	3,552,514
3.00%, 08/20/44	11,189	10,323,326
3.00%, 10/15/44	92	88,465
3.00%, 03/20/45	3,661	3,352,252
3.00%, 05/20/45	15,117	13,840,703
3.00%, 06/20/45	4,978	4,558,018
3.00%, 07/20/45	10,019	9,173,138
3.00%, 10/20/45	3,422	3,132,583
3.00%, 11/20/45	2,187	2,001,923
3.00%, 12/20/45	4,014	3,671,761
3.00%, 02/20/46	12,013	10,998,457
3.00%, 04/20/46	5,451	4,967,864
3.00%, 05/20/46	8,997	8,199,904
3.00%, 06/20/46	10,718	9,768,497
3.00%, 07/20/46	15,041	13,708,524
3.00%, 08/20/46	26,460	24,115,606
3.00%, 09/20/46	19,808	18,052,574
3.00%, 11/20/46	5,370	4,894,309
3.00%, 12/15/46	6,860	6,177,645
3.00%, 12/20/46	31,009	28,261,435
3.00%, 01/20/47	1,630	1,485,891
3.00%, 02/15/47	9,726	8,863,642
3.00%, 02/20/47	9,966	9,082,988
3.00%, 03/20/47	9,114	8,306,588
3.00%, 04/20/47	201	182,557
3.00%, 06/20/47	4,372	3,989,664
3.00%, 09/20/47	258	234,522
3.00%, 10/20/47	5,310	4,834,269
3.00%, 11/20/47	97	88,098
3.00%, 12/20/47	2,310	2,102,998
3.00%, 02/20/48	4,269	3,869,745
3.00%, 03/20/48	15	13,274
3.00%, 03/20/49	9,029	8,228,838
3.00%, 07/20/49	7,220	6,533,124
3.00%, 09/20/49	22,075	19,958,943
3.00%, 10/15/49	7,608	6,847,834
3.00%, 10/20/49	11,749	10,628,436
3.00%, 11/20/49	131	118,399
3.00%, 12/20/49	69,845	63,109,984
3.00%, 01/20/50	37,263	33,662,612
3.00%, 02/20/50	46,305	41,822,583
3.00%, 07/20/50	24,030	21,705,246
3.00%, 02/20/51	1,480	1,336,441
3.00%, 03/20/51	8,828	7,969,821
3.00%, 06/20/51	561	505,066
3.00%, 08/20/51	61,592	55,486,287
3.00%, 09/20/51	20,234	18,227,049
3.00%, 10/20/51	23,184	20,882,538
3.00%, 11/20/51	39,688	35,744,437
3.00%, 12/20/51	47,442	42,724,334
3.00%, 02/20/52	44,820	40,356,222
3.00%, 03/20/52	37,437	33,483,815

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 04/20/52	$31,962	$28,595,632
3.00%, 05/20/52	44,968	40,464,072
3.00%, 06/20/52	47,420	42,669,911
3.00%, 07/20/52	32,384	29,165,416
3.00%, 08/20/52	10,817	9,733,915
3.00%, 09/20/52	14,674	13,204,139
3.00%, 11/20/52	2,106	1,896,323
3.00%, 11/20/55(i)	13,307	11,955,508
3.50%, 11/20/40	48	45,314
3.50%, 12/20/40	34	32,470
3.50%, 05/20/41	67	63,674
3.50%, 09/15/41	117	110,601
3.50%, 10/15/41	176	166,272
3.50%, 12/15/41	1,179	1,112,162
3.50%, 04/15/42	78	73,526
3.50%, 08/20/42	6,799	6,416,786
3.50%, 09/15/42	241	226,673
3.50%, 09/20/42	8,080	7,626,486
3.50%, 10/15/42	195	183,424
3.50%, 10/20/42	21,669	20,452,270
3.50%, 11/15/42	329	309,941
3.50%, 11/20/42	18,879	17,818,218
3.50%, 12/15/42	488	459,841
3.50%, 12/20/42	6,665	6,290,385
3.50%, 02/15/43	315	297,299
3.50%, 02/20/43	128	120,216
3.50%, 03/15/43	309	291,182
3.50%, 03/20/43	575	541,421
3.50%, 04/15/43	16	14,928
3.50%, 04/20/43	153	143,765
3.50%, 05/15/43	600	566,044
3.50%, 06/15/43	8,306	7,728,909
3.50%, 08/20/43	105	99,049
3.50%, 09/20/43	52	48,633
3.50%, 10/20/43	141	132,828
3.50%, 01/15/44	95	89,307
3.50%, 01/20/44	4,323	4,073,079
3.50%, 02/20/44	1,404	1,322,793
3.50%, 03/20/44	843	793,881
3.50%, 07/20/44	24	22,215
3.50%, 08/15/44	20	19,271
3.50%, 08/20/44	4,560	4,294,276
3.50%, 09/15/44	58	54,176
3.50%, 09/20/44	8,265	7,784,808
3.50%, 10/15/44	135	127,348
3.50%, 10/20/44	1,245	1,172,898
3.50%, 11/20/44	12	11,008
3.50%, 12/20/44	775	729,808
3.50%, 01/15/45	49	46,411
3.50%, 01/20/45	109	102,863
3.50%, 03/15/45	68	64,431
3.50%, 04/20/45	7,971	7,443,030
3.50%, 05/20/45	3,030	2,803,674
3.50%, 06/15/45	32	29,668
3.50%, 06/20/45	4,493	4,195,546
3.50%, 07/20/45	138	128,825
3.50%, 08/20/45	368	341,355
3.50%, 09/20/45	11,652	10,879,655
3.50%, 10/20/45	1,139	1,063,242
3.50%, 11/20/45	8,348	7,795,055
3.50%, 12/20/45	4,622	4,316,067
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 03/20/46	$16,977	$15,853,040
3.50%, 04/20/46	7,509	7,012,028
3.50%, 06/20/46	33,047	30,859,902
3.50%, 07/20/46	198	184,566
3.50%, 08/15/46	44	40,641
3.50%, 11/20/46	340	317,380
3.50%, 12/20/46	9,671	9,030,633
3.50%, 01/15/47	35	32,353
3.50%, 01/20/47	2,283	2,131,968
3.50%, 02/20/47	38,786	36,219,367
3.50%, 03/20/47	14,463	13,532,552
3.50%, 04/20/47	12,862	12,034,280
3.50%, 06/20/47	2,839	2,656,664
3.50%, 07/20/47	357	334,157
3.50%, 08/20/47	18,710	17,495,067
3.50%, 09/15/47	40	37,634
3.50%, 09/20/47	27,057	25,315,654
3.50%, 10/20/47	11,528	10,694,043
3.50%, 11/15/47	16	14,713
3.50%, 11/20/47	16,204	15,160,787
3.50%, 12/15/47	5	4,765
3.50%, 12/20/47	8,556	7,843,028
3.50%, 01/20/48	7,841	7,335,689
3.50%, 02/20/48	2,645	2,474,522
3.50%, 04/20/48	26,007	24,214,498
3.50%, 05/15/48	232	215,096
3.50%, 05/20/48	18,039	16,878,324
3.50%, 08/20/48	3,374	3,143,426
3.50%, 09/20/48	1,590	1,487,285
3.50%, 11/20/48	2,734	2,546,816
3.50%, 01/20/49	4,448	4,161,911
3.50%, 06/20/49	549	509,412
3.50%, 09/20/49	4,457	4,135,143
3.50%, 10/20/49	5,668	5,258,540
3.50%, 01/20/50	22,428	20,807,009
3.50%, 03/20/50	6,264	5,811,203
3.50%, 08/20/50	5,044	4,689,850
3.50%, 10/20/51	2,101	1,948,045
3.50%, 01/20/52	8,217	7,617,070
3.50%, 02/20/52	15,303	14,186,217
3.50%, 04/20/52	1,516	1,405,020
3.50%, 05/20/52	28,758	26,645,424
3.50%, 07/20/52	37,926	35,133,470
3.50%, 08/20/52	7,035	6,517,169
3.50%, 10/20/52	12,484	11,561,980
3.50%, 12/20/52	9,133	8,460,244
3.50%, 01/20/53	33,188	30,742,239
3.50%, 05/20/53	21,485	19,932,850
3.50%, 06/20/53	19,991	18,588,283
3.50%, 07/20/53	38,749	36,030,300
3.50%, 11/20/55(i)	51,776	47,386,761
4.00%, 06/15/39	4	4,238
4.00%, 09/20/40	1,728	1,681,203
4.00%, 01/15/41	1	620
4.00%, 01/20/41	565	549,960
4.00%, 02/15/41	1,408	1,370,046
4.00%, 05/20/41	11	10,613
4.00%, 07/15/41	662	643,412
4.00%, 09/15/41	15	14,822
4.00%, 09/20/41	755	734,726
4.00%, 10/15/41	274	265,250

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 11/15/41	$147	$143,053
4.00%, 12/15/41	608	591,865
4.00%, 12/20/41	2,529	2,461,408
4.00%, 01/15/42	60	58,661
4.00%, 01/20/42	1,106	1,076,599
4.00%, 02/15/42	264	256,944
4.00%, 03/15/42	1,343	1,306,115
4.00%, 04/15/42	426	414,653
4.00%, 09/20/42	552	537,358
4.00%, 08/15/43	11	10,500
4.00%, 10/20/43	2,736	2,661,569
4.00%, 03/15/44	69	66,393
4.00%, 04/15/44	28	27,043
4.00%, 06/15/44	100	96,194
4.00%, 08/15/44	9	8,257
4.00%, 08/20/44	195	188,470
4.00%, 09/15/44	2	1,749
4.00%, 10/15/44	9	8,540
4.00%, 10/20/44	3,643	3,527,256
4.00%, 12/20/44	244	236,521
4.00%, 01/20/45	5,772	5,589,041
4.00%, 08/20/45	3,211	3,104,768
4.00%, 09/20/45	3,792	3,665,774
4.00%, 10/20/45	450	434,813
4.00%, 01/20/46	1,711	1,654,483
4.00%, 03/20/46	8,362	8,084,704
4.00%, 07/20/46	1,811	1,747,683
4.00%, 08/20/46	18	17,027
4.00%, 09/20/46	414	399,619
4.00%, 11/20/46	4,014	3,880,639
4.00%, 12/15/46	3,376	3,257,328
4.00%, 04/20/47	13,603	13,101,348
4.00%, 06/20/47	5,492	5,289,714
4.00%, 07/20/47	23,879	22,998,840
4.00%, 08/20/47	1,167	1,124,713
4.00%, 11/20/47	14,462	13,928,854
4.00%, 12/20/47	34	32,896
4.00%, 01/20/48	116	111,466
4.00%, 03/15/48	35	33,782
4.00%, 03/20/48	16,810	16,190,397
4.00%, 04/20/48	9,075	8,725,041
4.00%, 05/15/48	1,449	1,391,830
4.00%, 05/20/48	9,622	9,251,714
4.00%, 08/20/48	14,992	14,417,163
4.00%, 09/20/48	7,723	7,429,991
4.00%, 10/20/48	457	439,408
4.00%, 11/20/48	12,797	12,302,982
4.00%, 02/20/49	5,598	5,383,415
4.00%, 03/20/49	227	217,978
4.00%, 05/20/49	972	932,719
4.00%, 06/15/49	603	579,209
4.00%, 06/20/49	1,387	1,329,487
4.00%, 09/15/49	1,583	1,522,920
4.00%, 01/20/50	56,216	53,956,735
4.00%, 02/20/50	22,532	21,625,867
4.00%, 07/20/50	4,086	3,930,565
4.00%, 07/20/52	7,493	7,152,621
4.00%, 09/20/52	69,674	66,511,304
4.00%, 10/20/52	34,106	32,558,389
4.00%, 12/20/52	14,688	14,021,540
4.00%, 03/20/53	8,320	7,942,769
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 10/20/53	$6,251	$5,976,099
4.00%, 11/20/55(i)	122,261	115,614,022
4.50%, 04/15/39	233	233,573
4.50%, 08/15/39	1,118	1,120,615
4.50%, 11/20/39	589	591,075
4.50%, 01/20/40	159	159,455
4.50%, 06/15/40	1,116	1,118,970
4.50%, 07/15/40	539	539,570
4.50%, 08/15/40	793	794,509
4.50%, 08/20/40	980	982,854
4.50%, 09/15/40	947	949,569
4.50%, 10/20/40	2,392	2,398,795
4.50%, 06/20/41	2,120	2,126,234
4.50%, 07/20/41	10,912	10,942,166
4.50%, 09/20/41	1,457	1,461,022
4.50%, 12/20/41	297	297,373
4.50%, 11/20/45	2,529	2,524,680
4.50%, 02/15/46	3	2,911
4.50%, 08/20/46	3,087	3,083,783
4.50%, 09/20/46	481	481,021
4.50%, 10/20/46	2,302	2,299,072
4.50%, 11/20/46	870	869,379
4.50%, 12/20/46	355	354,367
4.50%, 02/20/47	372	371,747
4.50%, 04/20/47	424	422,158
4.50%, 05/20/47	415	413,099
4.50%, 06/20/47	960	956,018
4.50%, 07/20/47	2,157	2,148,673
4.50%, 10/20/47	670	666,391
4.50%, 04/20/48	1,615	1,605,359
4.50%, 05/20/48	4,082	4,057,656
4.50%, 06/20/48	4,473	4,437,527
4.50%, 07/20/48	5,783	5,737,082
4.50%, 08/20/48	9,308	9,235,103
4.50%, 09/20/48	468	464,639
4.50%, 10/20/48	484	480,072
4.50%, 11/20/48	134	133,343
4.50%, 12/20/48	5,037	4,997,436
4.50%, 01/20/49	136	135,257
4.50%, 02/20/49	1,400	1,388,309
4.50%, 03/20/49	2,005	1,989,076
4.50%, 05/20/49	472	467,965
4.50%, 06/20/49	6,324	6,274,523
4.50%, 07/20/49	4,711	4,673,660
4.50%, 08/20/49	1,865	1,850,452
4.50%, 07/20/52	3,877	3,810,935
4.50%, 08/20/52	85,667	84,203,035
4.50%, 09/20/52	14,178	13,933,186
4.50%, 12/20/52	10,000	9,824,529
4.50%, 04/20/53	65,310	64,084,185
4.50%, 05/20/53	33,436	32,800,541
4.50%, 06/20/53	54,883	53,827,341
4.50%, 04/20/54	29,561	28,893,770
4.50%, 10/20/54	93,727	91,508,744
4.50%, 11/20/54	52,334	51,133,738
4.50%, 11/20/55(i)	79,336	77,418,549
5.00%, 12/15/36	286	292,388
5.00%, 01/15/39	949	971,848
5.00%, 07/15/39	1,634	1,672,964
5.00%, 05/15/40	621	636,000
5.00%, 07/20/40	3,264	3,346,654

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 08/20/40	$1,247	$1,278,834
5.00%, 05/15/47	933	946,259
5.00%, 06/15/47	100	101,617
5.00%, 11/15/47	340	345,283
5.00%, 12/15/47	246	249,936
5.00%, 01/15/48	321	326,088
5.00%, 02/15/48	464	470,684
5.00%, 03/20/48	867	882,682
5.00%, 04/20/48	3,001	3,055,088
5.00%, 05/20/48	3,221	3,264,297
5.00%, 10/20/48	67	67,300
5.00%, 11/20/48	1,150	1,163,862
5.00%, 12/20/48	2,134	2,159,664
5.00%, 01/20/49	3,622	3,665,449
5.00%, 04/20/49	8,407	8,506,313
5.00%, 05/20/49	976	987,486
5.00%, 06/20/49	7,394	7,481,630
5.00%, 07/20/52	3,945	3,957,908
5.00%, 09/20/52	4,983	4,998,885
5.00%, 11/20/52	4,288	4,299,910
5.00%, 12/20/52	34,678	34,776,868
5.00%, 01/20/53	41,212	41,352,801
5.00%, 02/20/53	6,491	6,507,438
5.00%, 04/20/53	26,705	26,779,522
5.00%, 05/20/53	68,309	68,485,515
5.00%, 06/20/53	7,385	7,397,251
5.00%, 07/20/53	78,653	78,829,725
5.00%, 11/20/53	18,143	18,163,388
5.00%, 05/20/54	536	535,176
5.00%, 09/20/54	30,964	30,897,074
5.00%, 10/20/54	50,226	50,107,408
5.00%, 11/15/54(i)	39,555	39,430,133
5.00%, 11/20/54	114,204	113,944,071
5.00%, 12/20/54	185,058	184,578,782
5.00%, 06/20/55	2,976	2,967,849
5.50%, 03/15/36	447	463,841
5.50%, 06/20/38	517	541,265
5.50%, 03/20/39	772	807,970
5.50%, 12/15/39	185	193,437
5.50%, 01/15/40	1,861	1,945,510
5.50%, 04/20/48	185	191,676
5.50%, 12/20/52	60,285	61,178,013
5.50%, 01/20/53	18,778	19,054,097
5.50%, 03/20/53	31,532	32,011,108
5.50%, 04/20/53	93,256	94,536,213
5.50%, 05/20/53	8,750	8,869,122
5.50%, 06/20/53	30,544	30,955,410
5.50%, 07/20/53	42,760	43,445,995
5.50%, 09/20/53	121,732	123,327,466
5.50%, 10/20/53	39,259	39,768,945
5.50%, 04/20/54	25,975	26,288,070
5.50%, 05/20/54	1,763	1,781,521
5.50%, 07/20/54	7,022	7,092,806
5.50%, 08/20/54	83,803	84,636,838
5.50%, 10/20/54	66,426	67,056,053
5.50%, 11/15/54(i)	105,799	106,671,488
5.50%, 11/20/54	64,134	64,735,999
5.50%, 12/20/54	34,748	35,070,518
5.50%, 01/20/55	51,003	51,487,051
5.50%, 02/20/55	49,142	49,579,530
5.50%, 06/20/55	5,570	5,619,624
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 08/20/55	$1,990	$2,009,707
6.00%, 03/15/37	1,408	1,489,474
6.00%, 09/20/38	583	617,059
6.00%, 11/15/39	249	265,164
6.00%, 02/20/53	7,876	8,090,157
6.00%, 09/20/53	19,776	20,253,259
6.00%, 10/20/53	30,466	31,201,503
6.00%, 02/20/54	4,401	4,507,722
6.00%, 06/20/54	42,190	43,050,766
6.00%, 07/20/54	69,866	71,347,745
6.00%, 08/20/54	219,430	223,905,480
6.00%, 09/20/54	131,173	133,848,083
6.00%, 11/15/54(i)	45,263	46,064,231
6.00%, 04/20/55	61,410	62,692,614
6.00%, 07/20/55	8,760	8,942,485
6.00%, 09/20/55	39,782	40,625,231
6.50%, 10/20/38	858	926,162
6.50%, 03/20/53	10,372	10,744,192
6.50%, 05/20/53	8,926	9,246,212
6.50%, 06/20/54	15,141	15,616,386
6.50%, 07/20/54	49,025	50,561,623
6.50%, 11/15/54(i)	118,654	122,330,117
6.50%, 02/20/55	5,780	5,958,257
6.50%, 03/20/55	24,811	25,604,754
6.50%, 06/20/55	104,470	107,993,435
6.50%, 07/20/55	36,631	37,877,305
6.50%, 08/20/55	71,287	73,733,719
6.50%, 09/20/55	67,045	69,416,622
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	13,838	12,450,784
1.50%, 04/01/36	247	221,950
1.50%, 07/01/36	2,526	2,270,668
1.50%, 10/01/36	10,196	9,157,013
1.50%, 01/01/37	4,300	3,859,319
1.50%, 02/01/37	123,525	110,826,579
1.50%, 03/01/37	126,631	113,521,414
1.50%, 04/01/37	19,516	17,495,908
1.50%, 05/01/37	5,434	4,871,155
1.50%, 08/01/37	16,408	14,726,930
1.50%, 11/01/37	42,421	38,029,644
1.50%, 11/18/40(i)	123,138	110,293,134
1.50%, 11/01/50	78,721	61,011,182
1.50%, 01/01/51	22,087	17,116,426
1.50%, 04/01/51	7,986	6,187,685
1.50%, 05/01/51	89,184	69,097,716
1.50%, 07/01/51	123,019	95,310,487
1.50%, 11/01/51	80,265	62,168,772
1.50%, 04/01/52	8,306	6,434,716
1.50%, 11/13/55(i)	64,650	49,909,636
2.00%, 10/01/35	22,436	20,841,506
2.00%, 11/01/35	10,260	9,539,137
2.00%, 12/01/35	51,130	47,444,380
2.00%, 01/01/36	3,660	3,394,833
2.00%, 02/01/36	255,989	237,539,637
2.00%, 03/01/36	66,516	61,546,757
2.00%, 04/01/36	350	324,615
2.00%, 05/01/36	57,769	53,449,370
2.00%, 06/01/36	32,014	29,558,914
2.00%, 07/01/36	12,511	11,547,982
2.00%, 08/01/36	19,429	17,952,184
2.00%, 09/01/36	21,683	20,010,458

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 10/01/36	$27,765	$25,619,135
2.00%, 11/01/36	37,993	35,053,484
2.00%, 12/01/36	66,731	61,535,508
2.00%, 01/01/37	105,775	97,552,370
2.00%, 02/01/37	58,011	53,540,094
2.00%, 03/01/37	26,988	24,858,036
2.00%, 04/01/37	119,033	109,600,210
2.00%, 05/01/37	49,727	45,779,675
2.00%, 06/01/37	104,922	96,760,162
2.00%, 08/01/37	14,812	13,661,916
2.00%, 10/01/37	7,714	7,101,719
2.00%, 11/18/40(i)	213,839	196,778,367
2.00%, 05/01/50	26,686	21,944,812
2.00%, 06/01/50	59,483	48,893,838
2.00%, 07/01/50	51,555	42,359,164
2.00%, 09/01/50	56,732	46,702,914
2.00%, 10/01/50	138,100	113,517,513
2.00%, 11/01/50	2,198	1,802,107
2.00%, 12/01/50	201,084	166,174,460
2.00%, 01/01/51	85,792	71,067,503
2.00%, 02/01/51	402,464	329,714,990
2.00%, 03/01/51	424,427	348,398,038
2.00%, 04/01/51	503,045	413,046,500
2.00%, 05/01/51	107,251	88,174,959
2.00%, 06/01/51	250,476	205,753,717
2.00%, 07/01/51	310,009	254,171,052
2.00%, 08/01/51	145,196	118,396,176
2.00%, 09/01/51	48,224	39,413,281
2.00%, 10/01/51	602,497	493,228,074
2.00%, 11/01/51	470,425	385,356,478
2.00%, 12/01/51	401,225	328,087,071
2.00%, 01/01/52	224,353	183,300,351
2.00%, 02/01/52	533,133	434,885,309
2.00%, 03/01/52	439,370	358,115,200
2.00%, 04/01/52	76,557	62,464,076
2.00%, 05/01/52	49,688	40,583,973
2.00%, 06/01/52	70,435	57,471,498
2.00%, 07/01/52	8,933	7,292,750
2.00%, 08/01/52	7,492	6,109,305
2.00%, 10/01/52	147,332	120,211,705
2.00%, 07/01/53	17,920	14,660,508
2.00%, 12/01/53	21,847	17,814,902
2.00%, 11/13/55(i)	65,356	52,987,135
2.50%, 05/01/27	222	218,838
2.50%, 10/01/27	293	288,041
2.50%, 01/01/28	43	42,230
2.50%, 03/01/28	66	64,626
2.50%, 06/01/28	12	11,623
2.50%, 09/01/28	34	33,671
2.50%, 12/01/28	16	15,674
2.50%, 09/01/29	30	29,539
2.50%, 12/01/29	538	529,033
2.50%, 02/01/30	559	545,134
2.50%, 03/01/30	2,042	1,986,297
2.50%, 04/01/30	114	110,818
2.50%, 06/01/30	318	309,290
2.50%, 07/01/30	622	603,756
2.50%, 08/01/30	1,785	1,732,161
2.50%, 09/01/30	655	636,529
2.50%, 12/01/30	1,247	1,208,827
2.50%, 01/01/31	853	828,433
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 04/01/31	$477	$462,231
2.50%, 05/01/31	14	13,614
2.50%, 09/01/31	2,726	2,631,004
2.50%, 10/01/31	22,837	22,114,183
2.50%, 12/01/31	4,586	4,426,822
2.50%, 01/01/32	9,064	8,747,391
2.50%, 02/01/32	10,395	10,040,016
2.50%, 03/01/32	4,314	4,157,119
2.50%, 04/01/32	24,486	23,656,351
2.50%, 05/01/32	16,266	15,708,139
2.50%, 06/01/32	437	423,292
2.50%, 07/01/32	6,554	6,338,653
2.50%, 09/01/32	2,620	2,532,888
2.50%, 10/01/32	504	484,509
2.50%, 11/01/32	541	517,481
2.50%, 12/01/32	4,931	4,732,106
2.50%, 01/01/33	12,347	11,994,731
2.50%, 03/01/33	79	75,865
2.50%, 07/01/33	82	78,273
2.50%, 08/01/34	278	268,052
2.50%, 10/01/34	81	76,958
2.50%, 11/01/34	15,962	15,108,640
2.50%, 07/01/35	9,163	8,698,039
2.50%, 09/01/35	17,714	16,800,055
2.50%, 10/01/35	56,099	53,246,319
2.50%, 03/01/36	16,542	15,670,586
2.50%, 04/01/36	1,085	1,027,106
2.50%, 05/01/36	14,695	13,887,279
2.50%, 07/01/36	32,370	30,569,935
2.50%, 08/01/36	56,407	53,223,135
2.50%, 10/01/36	988	934,011
2.50%, 02/01/37	3,222	3,041,498
2.50%, 03/01/37	34,042	32,046,900
2.50%, 04/01/37	63,534	59,834,296
2.50%, 05/01/37	51,270	48,264,885
2.50%, 06/01/37	25,085	23,630,521
2.50%, 11/18/40(i)	162,952	153,260,185
2.50%, 05/01/43	176	157,015
2.50%, 02/01/47	631	551,646
2.50%, 04/01/47	7,863	6,878,636
2.50%, 12/01/47	153	133,622
2.50%, 05/01/50	78,479	67,380,812
2.50%, 07/01/50	36,091	31,363,149
2.50%, 08/01/50	52,222	45,332,873
2.50%, 09/01/50	127,350	110,021,961
2.50%, 10/01/50	155,601	134,208,968
2.50%, 11/01/50	181,231	156,201,438
2.50%, 12/01/50	70,017	59,776,698
2.50%, 01/01/51	130,926	111,837,527
2.50%, 02/01/51	49,828	42,761,903
2.50%, 03/01/51	63,528	54,106,927
2.50%, 04/01/51	48,013	40,988,173
2.50%, 05/01/51	57,512	49,410,500
2.50%, 06/01/51	6,172	5,280,130
2.50%, 07/01/51	324,619	277,887,646
2.50%, 08/01/51	269,578	231,505,236
2.50%, 09/01/51	134,076	114,974,602
2.50%, 10/01/51	200,291	171,809,946
2.50%, 11/01/51	83,955	72,178,669
2.50%, 12/01/51	370,279	318,148,679
2.50%, 01/01/52	416,127	355,468,251

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 02/01/52	$326,552	$279,149,815
2.50%, 03/01/52	141,304	120,761,903
2.50%, 04/01/52	277,540	237,161,424
2.50%, 05/01/52	116,654	99,641,384
2.50%, 06/01/52	11,858	10,118,630
2.50%, 07/01/52	166,263	141,890,129
2.50%, 08/01/52	10,251	8,746,634
2.50%, 04/01/53	124,299	106,072,406
2.50%, 01/01/54	49,220	42,067,129
2.50%, 11/13/55(i)	138,101	117,229,731
3.00%, 11/01/25	0	83
3.00%, 10/01/26	9	9,246
3.00%, 01/01/27	279	276,198
3.00%, 02/01/27	1	1,381
3.00%, 10/01/27	678	670,172
3.00%, 11/01/27	360	355,046
3.00%, 12/01/27	22	22,067
3.00%, 03/01/29	62	60,817
3.00%, 07/01/29	90	88,418
3.00%, 09/01/29	49	48,248
3.00%, 10/01/29	13	12,856
3.00%, 01/01/30	36	34,899
3.00%, 03/01/30	11,824	11,657,157
3.00%, 04/01/30	1,741	1,707,648
3.00%, 06/01/30	231	227,595
3.00%, 07/01/30	1,420	1,391,853
3.00%, 08/01/30	5,336	5,227,583
3.00%, 09/01/30	6,912	6,774,234
3.00%, 10/01/30	2,995	2,934,327
3.00%, 11/01/30	761	745,458
3.00%, 12/01/30	2,240	2,192,340
3.00%, 01/01/31	6,823	6,695,059
3.00%, 02/01/31	4,980	4,880,476
3.00%, 03/01/31	3,511	3,436,064
3.00%, 04/01/31	557	545,556
3.00%, 05/01/31	158	154,716
3.00%, 06/01/31	3,089	3,020,871
3.00%, 07/01/31	907	885,584
3.00%, 09/01/31	2,891	2,826,720
3.00%, 10/01/31	607	592,515
3.00%, 12/01/31	3,772	3,719,902
3.00%, 01/01/32	5,294	5,170,356
3.00%, 02/01/32	9,667	9,448,585
3.00%, 03/01/32	1,422	1,386,271
3.00%, 04/01/32	98	95,431
3.00%, 05/01/32	2,308	2,245,094
3.00%, 06/01/32	3,166	3,097,263
3.00%, 08/01/32	1,980	1,929,518
3.00%, 09/01/32	539	526,803
3.00%, 11/01/32	3,331	3,245,642
3.00%, 12/01/32	6,501	6,329,295
3.00%, 02/01/33	3,589	3,494,706
3.00%, 05/01/33	341	330,259
3.00%, 09/01/33	179	174,198
3.00%, 10/01/33	3,233	3,137,698
3.00%, 07/01/34	2,432	2,350,924
3.00%, 08/01/34	316	304,835
3.00%, 09/01/34	3,811	3,686,121
3.00%, 11/01/34	2,679	2,587,551
3.00%, 12/01/34	9,620	9,277,358
3.00%, 03/01/35	2,546	2,459,691
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 04/01/35	$16,010	$15,453,714
3.00%, 06/01/35	326	314,765
3.00%, 07/01/35	2,059	1,988,924
3.00%, 09/01/35	9,597	9,382,763
3.00%, 10/01/35	6,757	6,521,026
3.00%, 12/01/35	4,024	3,911,265
3.00%, 02/01/37	5,064	4,861,882
3.00%, 04/01/37	8,644	8,289,835
3.00%, 06/01/37	1,482	1,434,922
3.00%, 07/01/37	12,870	12,397,621
3.00%, 09/01/37	3,481	3,342,432
3.00%, 07/01/38	16,755	16,069,425
3.00%, 11/01/38	55,095	52,839,931
3.00%, 08/01/42	189	174,255
3.00%, 09/01/42	64	58,763
3.00%, 10/01/42	2,723	2,506,388
3.00%, 11/01/42	2,091	1,924,627
3.00%, 12/01/42	11,288	10,389,788
3.00%, 01/01/43	5,340	4,916,502
3.00%, 02/01/43	195	179,285
3.00%, 03/01/43	8,115	7,516,448
3.00%, 04/01/43	8,641	8,002,813
3.00%, 05/01/43	3,263	3,022,213
3.00%, 06/01/43	1,742	1,612,932
3.00%, 07/01/43	1,246	1,153,315
3.00%, 08/01/43	2,170	2,009,756
3.00%, 09/01/43	5,211	4,826,232
3.00%, 01/01/44	7,233	6,699,163
3.00%, 10/01/44	22,738	21,060,054
3.00%, 12/01/44	6	5,358
3.00%, 01/01/45	2,297	2,127,043
3.00%, 02/01/45	222	204,004
3.00%, 03/01/45	9,736	9,017,648
3.00%, 04/01/45	78	70,962
3.00%, 05/01/45	9,548	8,770,732
3.00%, 06/01/45	48	43,407
3.00%, 08/01/45	103	93,864
3.00%, 09/01/45	732	666,309
3.00%, 11/01/45	1,660	1,510,221
3.00%, 12/01/45	169	153,737
3.00%, 01/01/46	432	393,968
3.00%, 04/01/46	2,469	2,246,449
3.00%, 06/01/46	49	44,435
3.00%, 07/01/46	61,868	56,302,710
3.00%, 08/01/46	10,615	9,666,506
3.00%, 10/01/46	3,269	2,978,326
3.00%, 11/01/46	40,687	37,015,906
3.00%, 12/01/46	92,174	83,842,247
3.00%, 01/01/47	33,977	30,975,554
3.00%, 02/01/47	56,081	50,987,450
3.00%, 03/01/47	30,617	27,836,318
3.00%, 05/01/47	1,179	1,068,322
3.00%, 07/01/47	13,990	12,719,473
3.00%, 08/01/47	4,343	3,948,372
3.00%, 12/01/47	22,092	20,081,175
3.00%, 03/01/48	3,614	3,274,799
3.00%, 04/01/48	107	95,314
3.00%, 09/01/48	343	311,560
3.00%, 11/01/48	39,138	35,517,835
3.00%, 02/01/49	17,826	16,222,590
3.00%, 09/01/49	8,156	7,369,490

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 11/01/49	$13,132	$11,831,602
3.00%, 12/01/49	25,411	22,874,524
3.00%, 02/01/50	6,673	5,938,555
3.00%, 03/01/50	16,613	14,970,205
3.00%, 04/01/50	13,714	12,348,586
3.00%, 06/01/50	45,394	40,745,814
3.00%, 07/01/50	45,062	40,425,838
3.00%, 08/01/50	41,983	37,937,271
3.00%, 09/01/50	8,611	7,720,222
3.00%, 10/01/50	121,210	107,992,613
3.00%, 11/01/50	16,293	14,609,598
3.00%, 12/01/50	7,583	6,796,008
3.00%, 01/01/51	23,672	21,341,239
3.00%, 03/01/51	3,587	3,211,262
3.00%, 05/01/51	57,346	51,871,885
3.00%, 06/01/51	67,043	60,092,837
3.00%, 07/01/51	37,861	33,936,613
3.00%, 08/01/51	53,387	47,568,339
3.00%, 10/01/51	7,517	6,663,365
3.00%, 11/01/51	15,537	13,875,970
3.00%, 12/01/51	37,671	33,833,963
3.00%, 01/01/52	68,316	61,042,447
3.00%, 02/01/52	81,771	73,404,106
3.00%, 03/01/52	126,515	112,959,947
3.00%, 04/01/52	165,709	148,272,513
3.00%, 05/01/52	143,166	127,565,190
3.00%, 07/01/52	205,786	183,107,453
3.00%, 08/01/52	25,709	23,009,716
3.00%, 10/01/53	26,144	23,255,598
3.00%, 11/13/55(i)	129,397	114,637,913
3.50%, 01/01/27	45	44,867
3.50%, 11/01/28	37	36,624
3.50%, 01/01/29	89	88,342
3.50%, 11/01/29	40	39,335
3.50%, 12/01/29	380	376,864
3.50%, 07/01/30	2,182	2,159,894
3.50%, 10/01/30	598	591,962
3.50%, 11/01/30	168	166,464
3.50%, 03/01/31	1,244	1,228,884
3.50%, 06/01/31	3,204	3,168,853
3.50%, 01/01/32	4,534	4,475,773
3.50%, 02/01/32	596	587,959
3.50%, 05/01/32	2,369	2,334,826
3.50%, 06/01/32	2,254	2,222,310
3.50%, 07/01/32	883	869,022
3.50%, 08/01/32	528	521,045
3.50%, 09/01/32	1,112	1,097,041
3.50%, 10/01/32	496	488,775
3.50%, 11/01/32	631	621,998
3.50%, 12/01/32	77	76,053
3.50%, 02/01/33	395	388,005
3.50%, 03/01/33	2,717	2,677,416
3.50%, 04/01/33	3,245	3,197,935
3.50%, 05/01/33	2,352	2,314,628
3.50%, 06/01/33	2,943	2,894,196
3.50%, 10/01/33	405	398,134
3.50%, 01/01/34	791	776,053
3.50%, 02/01/34	14,131	13,901,852
3.50%, 03/01/34	435	426,077
3.50%, 04/01/34	1,049	1,031,284
3.50%, 05/01/34	1,388	1,358,655
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 07/01/34	$1,189	$1,176,714
3.50%, 08/01/34	3,725	3,646,884
3.50%, 01/01/35	2,550	2,496,764
3.50%, 05/01/35	192	189,604
3.50%, 09/01/37	20,883	20,295,490
3.50%, 07/01/38	28,917	28,034,489
3.50%, 08/01/38	727	702,545
3.50%, 09/01/38	1,276	1,234,553
3.50%, 11/01/38	18,161	17,606,264
3.50%, 11/01/40	192	184,148
3.50%, 11/18/40(i)	4,165	4,034,451
3.50%, 02/01/41	207	196,936
3.50%, 02/01/42	6,072	5,774,013
3.50%, 03/01/42	46	43,490
3.50%, 04/01/42	23	21,787
3.50%, 05/01/42	2,100	2,003,178
3.50%, 08/01/42	355	339,755
3.50%, 09/01/42	12,341	11,737,437
3.50%, 11/01/42	7,689	7,314,171
3.50%, 12/01/42	2,712	2,584,521
3.50%, 01/01/43	77	73,457
3.50%, 02/01/43	386	371,185
3.50%, 04/01/43	72	68,684
3.50%, 05/01/43	100	95,555
3.50%, 06/01/43	2,815	2,686,803
3.50%, 08/01/43	56	53,269
3.50%, 10/01/43	3,051	2,901,973
3.50%, 09/01/44	172	164,358
3.50%, 10/01/44	3,622	3,444,912
3.50%, 01/01/45	80	76,105
3.50%, 02/01/45	4,385	4,185,329
3.50%, 03/01/45	16,492	15,607,637
3.50%, 05/01/45	19,026	18,048,956
3.50%, 06/01/45	75	70,155
3.50%, 07/01/45	7,830	7,426,219
3.50%, 08/01/45	3,026	2,870,578
3.50%, 10/01/45	1,528	1,453,283
3.50%, 11/01/45	221	207,445
3.50%, 12/01/45	29,115	27,466,778
3.50%, 01/01/46	12,520	11,912,238
3.50%, 02/01/46	13,356	12,566,332
3.50%, 03/01/46	15,984	15,096,932
3.50%, 04/01/46	2,222	2,078,832
3.50%, 05/01/46	13,509	12,736,267
3.50%, 06/01/46	2,575	2,415,313
3.50%, 07/01/46	21,660	20,431,283
3.50%, 08/01/46	6,961	6,544,267
3.50%, 09/01/46	5,547	5,179,593
3.50%, 10/01/46	7,926	7,465,091
3.50%, 11/01/46	10,968	10,327,494
3.50%, 12/01/46	47,873	45,260,813
3.50%, 01/01/47	24,985	23,584,239
3.50%, 02/01/47	10,778	10,138,710
3.50%, 04/01/47	10,018	9,428,802
3.50%, 05/01/47	11,350	10,694,637
3.50%, 06/01/47	3,610	3,408,306
3.50%, 07/01/47	49,764	46,730,029
3.50%, 08/01/47	11,736	11,019,772
3.50%, 09/01/47	2,904	2,722,996
3.50%, 10/01/47	9,555	9,002,381
3.50%, 11/01/47	7,811	7,384,312

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 12/01/47	$13,619	$12,770,560
3.50%, 01/01/48	29,609	27,803,669
3.50%, 02/01/48	62,387	58,573,174
3.50%, 03/01/48	1,997	1,870,408
3.50%, 04/01/48	9,187	8,633,774
3.50%, 05/01/48	24,827	23,273,661
3.50%, 06/01/48	2,703	2,532,138
3.50%, 07/01/48	2,096	1,971,018
3.50%, 11/01/48	36,460	34,172,117
3.50%, 02/01/49	85	78,803
3.50%, 03/01/49	1,198	1,120,061
3.50%, 04/01/49	1,764	1,648,271
3.50%, 05/01/49	1,416	1,310,519
3.50%, 06/01/49	68,007	63,784,899
3.50%, 07/01/49	10,443	9,732,054
3.50%, 09/01/49	14,835	13,825,329
3.50%, 04/01/50	38,085	35,645,523
3.50%, 05/01/50	14,996	13,974,305
3.50%, 06/01/50	4,322	4,026,353
3.50%, 07/01/50	19,211	17,834,404
3.50%, 02/01/51	24,310	22,662,352
3.50%, 05/01/51	5,987	5,581,984
3.50%, 07/01/51	3,206	2,972,627
3.50%, 09/01/51	1,132	1,054,878
3.50%, 10/01/51	9,247	8,669,520
3.50%, 01/01/52	3,389	3,156,214
3.50%, 04/01/52	148,859	138,720,875
3.50%, 05/01/52	133,080	123,309,175
3.50%, 06/01/52	61,242	56,977,230
3.50%, 07/01/52	36,908	34,336,366
3.50%, 08/01/52	3,805	3,539,135
3.50%, 09/01/52	70,685	65,281,238
3.50%, 04/01/53	7,961	7,412,688
3.50%, 05/01/53	48,191	44,564,409
3.50%, 11/01/54	3,747	3,456,626
3.50%, 11/13/55(i)	174,436	160,805,765
4.00%, 03/01/26	5	5,084
4.00%, 06/01/26	30	30,364
4.00%, 09/01/26	12	11,755
4.00%, 12/01/30	592	590,744
4.00%, 01/01/31	212	211,794
4.00%, 02/01/31	153	152,729
4.00%, 10/01/31	706	704,392
4.00%, 02/01/32	950	947,535
4.00%, 07/01/32	320	318,879
4.00%, 05/01/33	2,806	2,795,118
4.00%, 06/01/33	487	484,901
4.00%, 07/01/33	852	848,768
4.00%, 12/01/33	240	239,150
4.00%, 07/01/37	3,690	3,651,781
4.00%, 08/01/37	3,768	3,728,447
4.00%, 09/01/37	5,073	5,020,171
4.00%, 11/01/37	7,385	7,307,421
4.00%, 02/01/38	3,817	3,776,622
4.00%, 04/01/38	3,218	3,176,519
4.00%, 05/01/38	6,011	5,932,640
4.00%, 06/01/38	5,108	5,041,540
4.00%, 07/01/38	12,430	12,268,296
4.00%, 11/01/38	2,000	1,974,376
4.00%, 11/01/39	46,488	45,815,392
4.00%, 11/15/39(i)	60,240	59,278,786
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 12/01/39	$78,710	$77,570,878
4.00%, 02/01/40	934	920,448
4.00%, 08/01/40	1,601	1,578,135
4.00%, 12/01/40	16	16,077
4.00%, 12/01/41	875	857,243
4.00%, 03/01/42	1,821	1,781,782
4.00%, 06/01/42	1,504	1,473,706
4.00%, 07/01/42	53	51,599
4.00%, 09/01/43	92	90,096
4.00%, 10/01/43	62	60,484
4.00%, 04/01/44	29	28,651
4.00%, 05/01/44	1,998	1,951,236
4.00%, 06/01/44	3,216	3,151,214
4.00%, 10/01/44	904	882,344
4.00%, 12/01/44	7,076	6,904,539
4.00%, 01/01/45	9,764	9,519,330
4.00%, 02/01/45	29,933	29,211,246
4.00%, 03/01/45	4,752	4,617,733
4.00%, 05/01/45	8,607	8,384,933
4.00%, 06/01/45	4,744	4,630,305
4.00%, 07/01/45	391	380,443
4.00%, 08/01/45	327	317,539
4.00%, 09/01/45	682	664,263
4.00%, 11/01/45	106	102,903
4.00%, 12/01/45	695	675,215
4.00%, 01/01/46	611	594,183
4.00%, 02/01/46	1,107	1,071,634
4.00%, 03/01/46	1,384	1,339,625
4.00%, 04/01/46	1,847	1,785,246
4.00%, 05/01/46	2,410	2,330,690
4.00%, 06/01/46	14,779	14,431,970
4.00%, 07/01/46	17,501	16,967,606
4.00%, 08/01/46	3,163	3,058,795
4.00%, 09/01/46	127	122,746
4.00%, 10/01/46	3,315	3,219,197
4.00%, 11/01/46	1,060	1,033,578
4.00%, 02/01/47	2,262	2,198,188
4.00%, 03/01/47	1,877	1,808,601
4.00%, 04/01/47	5,045	4,879,990
4.00%, 05/01/47	4,681	4,534,382
4.00%, 06/01/47	9,086	8,811,969
4.00%, 07/01/47	14,345	13,870,077
4.00%, 08/01/47	11,894	11,503,395
4.00%, 09/01/47	12,448	12,033,818
4.00%, 10/01/47	10,813	10,502,894
4.00%, 11/01/47	5,605	5,409,294
4.00%, 12/01/47	8,414	8,123,078
4.00%, 01/01/48	1,712	1,651,943
4.00%, 02/01/48	17,871	17,248,099
4.00%, 04/01/48	18,709	18,016,953
4.00%, 05/01/48	1,505	1,449,287
4.00%, 07/01/48	2,312	2,226,223
4.00%, 09/01/48	9,226	8,883,455
4.00%, 10/01/48	6,641	6,413,616
4.00%, 11/01/48	19,741	19,008,515
4.00%, 01/01/49	2,511	2,428,024
4.00%, 02/01/49	2,731	2,630,362
4.00%, 03/01/49	31,655	30,479,120
4.00%, 04/01/49	8,957	8,657,691
4.00%, 05/01/49	6,876	6,648,317
4.00%, 06/01/49	26,985	26,054,091

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 07/01/49	$47,676	$45,960,536
4.00%, 08/01/49	601	583,348
4.00%, 10/01/49	1,511	1,451,381
4.00%, 11/01/49	36,112	34,560,788
4.00%, 12/01/49	2,917	2,804,801
4.00%, 01/01/50	16,419	15,809,640
4.00%, 02/01/50	482	463,321
4.00%, 05/01/50	8,467	8,140,454
4.00%, 11/01/50	3,580	3,442,311
4.00%, 03/01/51	6,655	6,398,820
4.00%, 05/01/51	17,040	16,407,674
4.00%, 08/01/51	1,155	1,110,646
4.00%, 10/01/51	3,258	3,132,662
4.00%, 11/01/51	7,892	7,587,605
4.00%, 04/01/52	14,040	13,393,370
4.00%, 05/01/52	33,306	31,825,093
4.00%, 06/01/52	42,047	40,129,572
4.00%, 07/01/52	118,919	113,559,533
4.00%, 08/01/52	175,806	167,719,164
4.00%, 09/01/52	18,532	17,677,202
4.00%, 10/01/52	27,439	26,316,977
4.00%, 11/01/52	3,766	3,593,459
4.00%, 12/01/52	52,220	49,779,643
4.00%, 02/01/53	39,240	37,612,092
4.00%, 03/01/53	4,856	4,626,403
4.00%, 04/01/53	3,709	3,548,408
4.00%, 07/01/53	5,750	5,468,839
4.00%, 01/01/54	11,673	11,125,450
4.00%, 06/01/54	31,768	30,142,584
4.00%, 09/01/54	2,521	2,391,834
4.00%, 03/01/55	48,174	45,708,958
4.00%, 11/13/55(i)	168,890	160,227,206
4.50%, 08/01/31	631	636,230
4.50%, 08/01/34	221	221,761
4.50%, 11/15/39(i)	4,200	4,192,283
4.50%, 09/01/40	2,179	2,186,976
4.50%, 12/01/40	1,185	1,189,416
4.50%, 01/01/41	2,427	2,436,000
4.50%, 05/01/41	1,494	1,497,335
4.50%, 06/01/41	8,410	8,434,918
4.50%, 08/01/41	3,389	3,389,365
4.50%, 09/01/41	1,066	1,066,598
4.50%, 01/01/42	1,138	1,138,319
4.50%, 09/01/42	1,045	1,047,160
4.50%, 08/01/43	1,941	1,936,310
4.50%, 12/01/43	60	59,664
4.50%, 03/01/44	11	10,776
4.50%, 04/01/44	3,090	3,070,953
4.50%, 06/01/44	578	578,727
4.50%, 12/01/44	223	222,196
4.50%, 02/01/45	1,204	1,201,910
4.50%, 08/01/45	1,698	1,694,031
4.50%, 10/01/45	294	293,534
4.50%, 11/01/45	173	172,868
4.50%, 12/01/45	544	541,688
4.50%, 01/01/46	69	68,809
4.50%, 02/01/46	6,057	6,077,529
4.50%, 03/01/46	1,021	1,024,038
4.50%, 04/01/46	214	213,384
4.50%, 05/01/46	69	68,453
4.50%, 06/01/46	4	3,741
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 07/01/46	$26	$25,523
4.50%, 08/01/46	1,578	1,570,942
4.50%, 09/01/46	607	605,005
4.50%, 10/01/46	721	716,947
4.50%, 01/01/47	279	277,594
4.50%, 02/01/47	121	119,873
4.50%, 03/01/47	1,405	1,396,496
4.50%, 04/01/47	4,213	4,186,480
4.50%, 06/01/47	2,369	2,351,821
4.50%, 07/01/47	15	14,747
4.50%, 08/01/47	186	184,029
4.50%, 10/01/47	5,576	5,542,124
4.50%, 01/01/48	7,801	7,735,607
4.50%, 02/01/48	809	803,354
4.50%, 03/01/48	4,260	4,227,832
4.50%, 04/01/48	2,007	1,988,195
4.50%, 05/01/48	4,434	4,394,834
4.50%, 06/01/48	2,695	2,674,257
4.50%, 07/01/48	1,770	1,751,622
4.50%, 08/01/48	7,675	7,610,376
4.50%, 09/01/48	219	216,868
4.50%, 10/01/48	9,399	9,304,352
4.50%, 11/01/48	3,738	3,699,758
4.50%, 12/01/48	14,096	13,965,877
4.50%, 01/01/49	4,546	4,499,377
4.50%, 02/01/49	8,882	8,791,400
4.50%, 03/01/49	530	527,221
4.50%, 04/01/49	10,175	10,089,219
4.50%, 05/01/49	8,366	8,272,661
4.50%, 07/01/49	768	759,439
4.50%, 08/01/49	139	137,752
4.50%, 05/01/50	2,219	2,197,807
4.50%, 09/01/50	30,159	29,847,656
4.50%, 05/01/52	8,065	7,999,761
4.50%, 06/01/52	68,849	67,599,376
4.50%, 07/01/52	6,275	6,157,473
4.50%, 08/01/52	24,362	23,989,886
4.50%, 09/01/52	61,108	60,019,667
4.50%, 10/01/52	87,810	86,388,302
4.50%, 11/01/52	39,433	38,619,483
4.50%, 12/01/52	145,124	142,670,603
4.50%, 02/01/53	23,623	23,144,541
4.50%, 04/01/53	26,362	25,874,760
4.50%, 05/01/53	9,801	9,599,055
4.50%, 07/01/53	9,033	8,859,988
4.50%, 08/01/53	21,023	20,625,339
4.50%, 09/01/53	3,901	3,827,608
4.50%, 11/01/53	21,797	21,329,411
4.50%, 03/01/54	3,686	3,608,116
4.50%, 04/01/54	31,148	30,366,757
4.50%, 11/01/54	39,005	38,026,875
4.50%, 12/01/54	40,545	39,586,228
4.50%, 03/01/55	36,254	35,344,501
4.50%, 11/13/55(i)	81,495	79,426,777
5.00%, 09/01/33	58	58,737
5.00%, 11/01/33	1,674	1,701,923
5.00%, 06/01/35	87	88,402
5.00%, 10/01/35	36	36,767
5.00%, 12/01/36	26	26,076
5.00%, 05/01/39	17	17,548
5.00%, 06/01/39	346	351,695

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 11/15/39(i)	$975	$984,476
5.00%, 12/01/39	61	61,991
5.00%, 01/01/40	1	1,425
5.00%, 03/01/40	999	1,021,325
5.00%, 04/01/40	159	162,532
5.00%, 05/01/40	10	10,551
5.00%, 06/01/40	82	83,656
5.00%, 07/01/40	696	711,425
5.00%, 08/01/40	832	850,849
5.00%, 09/01/40	7	6,837
5.00%, 10/01/40	30	30,998
5.00%, 04/01/41	422	431,354
5.00%, 05/01/41	1,687	1,724,970
5.00%, 06/01/41	440	451,405
5.00%, 08/01/41	859	882,289
5.00%, 10/01/41	2,107	2,155,109
5.00%, 01/01/42	11,054	11,304,449
5.00%, 05/01/42	4,045	4,136,333
5.00%, 09/01/47	313	317,437
5.00%, 02/01/48	1,484	1,504,206
5.00%, 03/01/48	1,233	1,249,698
5.00%, 04/01/48	1,724	1,746,043
5.00%, 05/01/48	1,424	1,443,509
5.00%, 07/01/48	1,859	1,885,250
5.00%, 09/01/48	1,231	1,245,698
5.00%, 01/01/49	99	100,348
5.00%, 04/01/49	5,459	5,536,912
5.00%, 05/01/49	20	20,638
5.00%, 06/01/49	197	199,544
5.00%, 09/01/49	57	57,280
5.00%, 10/01/49	172	174,312
5.00%, 07/01/50	3,275	3,317,909
5.00%, 08/01/52	12,330	12,416,435
5.00%, 09/01/52	21,593	21,737,254
5.00%, 10/01/52	26,943	27,084,864
5.00%, 11/01/52	36,971	37,152,504
5.00%, 12/01/52	46,970	47,112,470
5.00%, 01/01/53	40,384	40,536,390
5.00%, 02/01/53	64,873	64,881,667
5.00%, 03/01/53	46,795	46,945,084
5.00%, 04/01/53	87,256	87,358,340
5.00%, 05/01/53	67,048	67,035,152
5.00%, 06/01/53	134,863	135,170,033
5.00%, 07/01/53	54,230	54,378,992
5.00%, 08/01/53	39,416	39,424,665
5.00%, 09/01/53	23,885	23,861,713
5.00%, 10/01/53	4,814	4,836,065
5.00%, 11/01/53	11,387	11,370,238
5.00%, 12/01/53	13,934	13,902,496
5.00%, 01/01/54	6,206	6,192,817
5.00%, 02/01/54	46,353	46,231,705
5.00%, 04/01/54	16,687	16,767,172
5.00%, 06/01/54	16,911	16,891,888
5.00%, 10/01/54	81,517	81,212,868
5.00%, 11/01/54	85,412	85,189,739
5.00%, 12/01/54	72,004	72,017,308
5.00%, 01/01/55	104,210	104,019,446
5.00%, 02/01/55	9,702	9,696,453
5.00%, 04/01/55	6,941	6,920,582
5.00%, 11/13/55(i)	226,320	225,162,945
5.50%, 05/01/33	610	628,419
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 11/01/33	$1,282	$1,320,852
5.50%, 09/01/34	1,987	2,063,105
5.50%, 09/01/36	136	140,274
5.50%, 03/01/38	130	134,887
5.50%, 06/01/38	3,560	3,704,022
5.50%, 11/01/38	271	282,377
5.50%, 07/01/40	850	884,578
5.50%, 09/01/41	20,653	21,283,397
5.50%, 01/01/47	1,701	1,768,448
5.50%, 12/01/48	159	163,751
5.50%, 09/01/52	10,683	11,004,697
5.50%, 11/01/52	20,525	20,941,108
5.50%, 12/01/52	51,224	52,485,657
5.50%, 01/01/53	117,348	119,910,327
5.50%, 02/01/53	87,957	89,577,090
5.50%, 03/01/53	68,225	69,783,861
5.50%, 04/01/53	91,352	93,080,311
5.50%, 05/01/53	136,637	138,686,563
5.50%, 06/01/53	33,121	33,840,602
5.50%, 07/01/53	44,499	45,541,875
5.50%, 08/01/53	35,778	36,301,569
5.50%, 09/01/53	81,147	82,185,609
5.50%, 10/01/53	43,733	44,345,104
5.50%, 11/01/53	32,892	33,550,743
5.50%, 12/01/53	5,808	5,919,829
5.50%, 02/01/54	84,346	85,494,118
5.50%, 03/01/54	108,838	110,433,289
5.50%, 04/01/54	72,666	73,646,099
5.50%, 05/01/54	78,896	80,060,814
5.50%, 06/01/54	47,191	47,815,344
5.50%, 07/01/54	12,648	12,950,098
5.50%, 08/01/54	59,901	60,924,680
5.50%, 09/01/54	7,181	7,369,207
5.50%, 10/01/54	80,998	81,912,759
5.50%, 11/01/54	98,759	101,004,915
5.50%, 11/15/54(i)	367,980	371,768,965
5.50%, 01/01/55	52,076	52,639,445
5.50%, 02/01/55	2,595	2,622,501
5.50%, 03/01/55	10,741	10,930,094
5.50%, 04/01/55	50,519	51,429,391
5.50%, 05/01/55	94,485	96,112,972
5.50%, 06/01/55	5,512	5,621,633
5.50%, 07/01/55	28,698	29,089,878
5.50%, 09/01/55	33,408	33,841,030
5.50%, 10/01/55	21,112	21,361,688
6.00%, 03/01/34	1,041	1,085,330
6.00%, 05/01/34	79	82,968
6.00%, 08/01/34	180	188,564
6.00%, 11/01/34	59	61,306
6.00%, 09/01/36	271	286,349
6.00%, 08/01/37	688	728,569
6.00%, 03/01/38	234	247,422
6.00%, 05/01/38	107	113,416
6.00%, 09/01/38	89	94,350
6.00%, 06/01/39	1,536	1,607,736
6.00%, 10/01/39	111	117,653
6.00%, 07/01/41	882	931,336
6.00%, 02/01/49	4,370	4,612,501
6.00%, 11/01/52	2,581	2,663,484
6.00%, 12/01/52	1,918	1,971,138
6.00%, 01/01/53	28,861	29,861,646

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 02/01/53	$83,084	$85,338,795
6.00%, 04/01/53	2,355	2,461,669
6.00%, 05/01/53	2,914	3,027,384
6.00%, 06/01/53	13,554	14,011,597
6.00%, 07/01/53	84,059	86,745,705
6.00%, 08/01/53	175,567	181,761,102
6.00%, 09/01/53	79,786	82,323,525
6.00%, 10/01/53	19,092	19,601,186
6.00%, 11/01/53	88,245	90,798,540
6.00%, 12/01/53	18,035	18,591,858
6.00%, 01/01/54	40,121	41,197,267
6.00%, 02/01/54	39,513	40,543,752
6.00%, 03/01/54	19,500	20,103,595
6.00%, 04/01/54	46,723	48,177,689
6.00%, 05/01/54	14,195	14,572,304
6.00%, 06/01/54	20,622	21,166,865
6.00%, 07/01/54	22,029	22,711,443
6.00%, 08/01/54	116,705	120,228,938
6.00%, 09/01/54	93,598	96,386,449
6.00%, 10/01/54	146,615	150,474,670
6.00%, 11/01/54	17,779	18,239,211
6.00%, 11/15/54(i)	299,255	306,005,286
6.00%, 01/01/55	17,272	17,798,983
6.00%, 02/01/55	71,584	73,562,258
6.00%, 03/01/55	39,182	40,323,178
6.00%, 04/01/55	64,331	66,105,701
6.00%, 05/01/55	52,582	53,873,596
6.00%, 06/01/55	41,247	42,515,858
6.00%, 07/01/55	43,630	44,765,411
6.00%, 08/01/55	67,066	68,752,375
6.00%, 09/01/55	138,321	142,336,048
6.50%, 08/01/36	18	19,003
6.50%, 09/01/36	124	132,914
6.50%, 10/01/36	17	18,347
6.50%, 12/01/36	30	32,160
6.50%, 07/01/37	31	32,792
6.50%, 08/01/37	1,435	1,547,295
6.50%, 10/01/37	52	56,136
6.50%, 11/01/37	13	14,256
6.50%, 12/01/37	408	436,927
6.50%, 06/01/38	14	15,099
6.50%, 10/01/39	376	404,911
6.50%, 05/01/40	12	13,048
6.50%, 07/01/53	6,091	6,406,812
6.50%, 09/01/53	29,891	31,244,925
6.50%, 10/01/53	66,415	69,708,125
6.50%, 11/01/53	86,623	90,382,322
6.50%, 12/01/53	165,082	173,392,588
6.50%, 01/01/54	75,892	79,620,437
6.50%, 02/01/54	37,892	39,987,512
6.50%, 03/01/54	41,957	43,714,011
6.50%, 04/01/54	16,355	17,109,043
6.50%, 05/01/54	4,508	4,695,827
6.50%, 06/01/54	21,053	22,082,075
6.50%, 07/01/54	21,653	22,704,126
6.50%, 08/01/54	47,836	49,950,370
6.50%, 09/01/54	36,471	38,204,874
6.50%, 10/01/54	2,625	2,732,349
6.50%, 11/15/54(i)	20,075	20,787,356
6.50%, 01/01/55	19,439	20,312,375
6.50%, 02/01/55	31,203	32,757,135
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 03/01/55	$3,743	$3,925,210
6.50%, 04/01/55	13,231	13,792,217
6.50%, 07/01/55	14,566	15,223,815
6.50%, 08/01/55	46,680	48,853,195
6.50%, 09/01/55	19,147	20,038,553
7.00%, 04/01/37	452	493,340
		33,330,518,464
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks
1.25%, 12/21/26	180	175,225
2.13%, 12/14/29	70	65,638
3.25%, 11/16/28(b)	25,470	25,200,950
4.25%, 12/10/27	75	75,951
5.50%, 07/15/36	7,900	8,674,095
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	73,453	83,444,079
6.75%, 03/15/31	21,820	24,958,441
Federal National Mortgage Association
0.88%, 08/05/30	17,530	15,382,493
5.63%, 07/15/37	795	882,232
6.25%, 05/15/29	580	629,342
6.63%, 11/15/30	8,180	9,256,657
7.13%, 01/15/30	10,000	11,315,466
7.25%, 05/15/30	17,396	19,962,187
Tennessee Valley Authority
1.50%, 09/15/31	1,000	873,538
3.50%, 12/15/42	525	443,728
4.63%, 09/15/60	1,000	906,141
4.88%, 05/15/35	4,000	4,159,879
4.88%, 01/15/48	8,035	7,849,370
5.25%, 09/15/39	458	488,274
5.25%, 02/01/55(b)	1,600	1,618,301
5.50%, 06/15/38	10,000	10,932,527
5.88%, 04/01/36	95	106,673
6.15%, 01/15/38	3,553	4,122,085
7.13%, 05/01/30	3,556	4,042,623
Series B, 4.70%, 07/15/33	1,500	1,552,101
		237,117,996
U.S. Government Obligations — 45.1%
U.S. Treasury Note/Bond
0.38%, 07/31/27	119,701	113,192,258
0.38%, 09/30/27	105,000	98,806,641
0.50%, 04/30/27	114,800	109,598,125
0.50%, 05/31/27	108,400	103,267,938
0.50%, 06/30/27	136,901	130,088,037
0.50%, 08/31/27	155,022	146,574,984
0.50%, 10/31/27	202,200	190,257,562
0.63%, 03/31/27(b)	81,600	78,240,375
0.63%, 11/30/27	197,000	185,410,860
0.63%, 12/31/27	187,400	175,921,750
0.63%, 05/15/30	292,641	255,512,173
0.63%, 08/15/30	396,000	342,911,250
0.75%, 01/31/28	354,825	333,258,293
0.88%, 11/15/30	306,732	267,168,366
1.00%, 07/31/28	265,704	247,810,496
1.13%, 10/31/26	171,100	166,769,031
1.13%, 02/28/27	40,300	38,987,102
1.13%, 02/29/28	191,591	181,113,367
1.13%, 08/31/28	273,600	255,559,500
1.13%, 02/15/31	298,353	261,851,375

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.13%, 05/15/40	$169,599	$109,099,857
1.13%, 08/15/40	133,050	84,673,852
1.25%, 11/30/26	214,900	209,368,003
1.25%, 12/31/26	191,230	185,926,356
1.25%, 03/31/28	225,000	212,906,250
1.25%, 04/30/28	245,585	231,962,707
1.25%, 05/31/28	269,485	254,031,720
1.25%, 06/30/28	274,615	258,395,552
1.25%, 09/30/28	327,539	306,428,090
1.25%, 08/15/31	468,900	407,430,141
1.25%, 05/15/50	186,752	92,792,400
1.38%, 10/31/28	241,616	226,420,620
1.38%, 12/31/28	196,730	183,742,747
1.38%, 11/15/31	611,337	531,528,868
1.38%, 11/15/40	284,800	187,567,500
1.38%, 08/15/50	156,410	79,720,222
1.50%, 01/31/27	325,280	316,665,164
1.50%, 11/30/28	284,200	266,814,955
1.50%, 02/15/30	83,185	76,114,275
1.63%, 10/31/26	76,400	74,833,203
1.63%, 11/30/26	81,200	79,426,922
1.63%, 08/15/29	54,000	50,236,875
1.63%, 05/15/31	390,910	349,497,972
1.63%, 11/15/50	296,292	161,108,992
1.75%, 12/31/26	91,870	89,842,401
1.75%, 01/31/29	214,451	202,270,854
1.75%, 11/15/29	125,000	116,289,063
1.75%, 08/15/41	401,515	274,975,038
1.88%, 02/28/27	178,100	173,981,437
1.88%, 02/28/29	259,200	245,106,000
1.88%, 02/15/32	447,773	399,042,706
1.88%, 02/15/41	268,144	190,047,060
1.88%, 02/15/51	497,147	287,413,225
1.88%, 11/15/51	366,985	210,041,571
2.00%, 11/15/26	181,000	177,832,500
2.00%, 11/15/41	281,780	199,711,575
2.00%, 02/15/50	203,854	123,299,697
2.00%, 08/15/51	429,990	254,903,210
2.25%, 02/15/27	161,206	158,334,420
2.25%, 08/15/27	146,750	143,316,279
2.25%, 11/15/27	153,750	149,714,063
2.25%, 05/15/41	321,558	240,113,388
2.25%, 08/15/46	118,960	80,260,825
2.25%, 08/15/49	107,706	69,554,192
2.25%, 02/15/52	277,484	174,077,853
2.38%, 05/15/27	210,870	206,916,187
2.38%, 03/31/29	244,200	234,451,079
2.38%, 05/15/29	191,600	183,636,625
2.38%, 02/15/42	175,229	130,983,678
2.38%, 11/15/49	241,840	159,992,275
2.38%, 05/15/51	323,904	210,740,040
2.50%, 03/31/27	125,200	123,214,407
2.50%, 02/15/45	50,824	36,799,753
2.50%, 02/15/46	144,767	103,236,967
2.50%, 05/15/46	123,517	87,793,568
2.63%, 05/31/27	197,927	194,865,317
2.63%, 02/15/29	211,491	205,014,088
2.63%, 07/31/29	278,779	268,847,498
2.75%, 04/30/27	203,035	200,425,684
2.75%, 07/31/27	209,364	206,288,966
2.75%, 02/15/28	222,702	218,578,534
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.75%, 05/31/29	$285,900	$277,434,681
2.75%, 08/15/32	407,350	380,044,820
2.75%, 08/15/42	92,186	72,293,990
2.75%, 11/15/42	128,580	100,372,763
2.75%, 08/15/47	219,000	160,485,938
2.75%, 11/15/47	158,550	115,890,141
2.88%, 05/15/28	252,994	248,625,902
2.88%, 08/15/28	219,930	215,720,403
2.88%, 04/30/29	201,320	196,349,912
2.88%, 05/15/32	489,500	461,812,656
2.88%, 05/15/43	121,184	95,716,425
2.88%, 08/15/45	119,644	91,864,159
2.88%, 11/15/46	54,000	40,879,688
2.88%, 05/15/49	42,000	30,948,750
2.88%, 05/15/52	255,361	184,179,121
3.00%, 05/15/42	53,150	43,450,125
3.00%, 11/15/44	99,727	78,815,495
3.00%, 05/15/45	27,414	21,554,258
3.00%, 11/15/45	65,100	50,910,234
3.00%, 02/15/47	116,190	89,684,156
3.00%, 05/15/47	152,118	117,083,323
3.00%, 02/15/48	154,550	117,965,117
3.00%, 08/15/48	161,252	122,500,825
3.00%, 02/15/49	33,660	25,460,332
3.00%, 08/15/52	233,522	172,623,841
3.13%, 08/31/27	239,200	237,153,718
3.13%, 11/15/28	207,515	204,661,669
3.13%, 08/31/29	208,900	204,966,806
3.13%, 11/15/41	53,901	45,234,730
3.13%, 02/15/42	71,800	59,975,438
3.13%, 02/15/43	76,200	62,674,500
3.13%, 08/15/44	60,519	48,944,741
3.13%, 05/15/48	150,667	117,402,707
3.25%, 06/30/27	293,918	292,172,862
3.25%, 06/30/29	316,525	312,246,968
3.25%, 05/15/42	155,200	131,532,000
3.38%, 09/15/27	326,860	325,493,827
3.38%, 09/15/28	177,125	176,045,645
3.38%, 05/15/33	485,819	468,435,789
3.38%, 08/15/42	135,492	116,417,267
3.38%, 05/15/44	84,200	70,938,500
3.38%, 11/15/48	249,432	202,313,061
3.50%, 09/30/27	281,726	281,197,764
3.50%, 10/31/27	43,228	43,146,948
3.50%, 01/31/28	234,655	234,160,026
3.50%, 04/30/28	184,772	184,353,377
3.50%, 10/15/28	145,807	145,408,218
3.50%, 09/30/29	271,844	270,293,641
3.50%, 01/31/30	278,767	276,850,477
3.50%, 04/30/30	202,861	201,291,998
3.50%, 02/15/33	501,612	488,679,816
3.50%, 02/15/39	24,000	22,083,750
3.63%, 08/31/27	227,212	227,256,377
3.63%, 03/31/28	196,026	196,163,832
3.63%, 05/31/28	192,612	192,747,431
3.63%, 08/15/28	165,587	165,716,365
3.63%, 08/31/29	268,674	268,359,149
3.63%, 03/31/30	198,200	197,719,985
3.63%, 08/31/30	456,298	454,729,476
3.63%, 09/30/30	504,094	502,282,412
3.63%, 10/31/30	31,351	31,235,883

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.63%, 09/30/31	$155,183	$153,752,407
3.63%, 08/15/43	73,600	64,710,500
3.63%, 02/15/44	83,950	73,482,484
3.63%, 02/15/53	252,636	210,911,753
3.63%, 05/15/53	268,228	223,718,916
3.75%, 04/30/27	212,293	212,641,294
3.75%, 06/30/27	326,913	327,551,504
3.75%, 08/15/27	326,609	327,336,215
3.75%, 04/15/28	246,207	247,053,337
3.75%, 05/15/28	329,879	331,116,046
3.75%, 12/31/28	238,623	239,573,765
3.75%, 05/31/30	184,698	185,116,457
3.75%, 06/30/30	184,750	185,139,708
3.75%, 12/31/30	188,697	188,873,903
3.75%, 08/31/31	201,394	200,921,983
3.75%, 10/31/32	20,791	20,615,576
3.75%, 08/15/41	52,000	47,515,000
3.75%, 11/15/43	36,600	32,699,813
3.88%, 03/31/27	93,854	94,136,295
3.88%, 05/31/27	333,077	334,260,985
3.88%, 07/31/27	229,155	230,130,698
3.88%, 10/15/27	332,999	334,690,012
3.88%, 11/30/27	162,801	163,691,318
3.88%, 12/31/27	162,637	163,577,245
3.88%, 03/15/28	275,882	277,692,476
3.88%, 06/15/28	156,362	157,473,637
3.88%, 07/15/28	167,864	169,044,294
3.88%, 09/30/29	280,787	282,980,648
3.88%, 11/30/29	192,418	193,936,299
3.88%, 12/31/29	274,278	276,399,370
3.88%, 04/30/30	292,824	295,111,687
3.88%, 06/30/30	398,270	401,319,255
3.88%, 07/31/30	335,718	338,262,115
3.88%, 08/31/32	241,457	241,419,272
3.88%, 09/30/32	128,962	128,901,549
3.88%, 08/15/33	532,628	530,131,306
3.88%, 08/15/34	569,018	562,527,638
3.88%, 08/15/40	50,516	47,374,536
3.88%, 02/15/43	184,663	168,995,499
3.88%, 05/15/43	185,341	169,326,379
4.00%, 01/15/27	250,423	251,332,739
4.00%, 12/15/27	335,547	338,351,965
4.00%, 02/29/28	232,563	234,634,264
4.00%, 06/30/28	200,945	203,001,547
4.00%, 01/31/29	231,306	233,944,334
4.00%, 07/31/29	288,990	292,489,490
4.00%, 10/31/29	278,535	281,994,928
4.00%, 02/28/30	559,636	566,806,336
4.00%, 03/31/30	304,708	308,588,267
4.00%, 05/31/30	409,084	414,453,227
4.00%, 07/31/30	181,844	184,159,671
4.00%, 01/31/31	187,728	190,045,267
4.00%, 04/30/32	160,198	161,562,187
4.00%, 06/30/32	150,000	151,171,875
4.00%, 07/31/32	230,778	232,472,776
4.00%, 02/15/34	576,750	577,200,586
4.00%, 11/15/42	166,665	155,310,947
4.00%, 11/15/52	234,889	209,932,044
4.13%, 10/31/26	70,650	70,909,418
4.13%, 01/31/27	351,903	353,690,009
4.13%, 02/15/27	277,031	278,535,192
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.13%, 02/28/27	$382,991	$385,205,167
4.13%, 09/30/27	267,000	269,534,415
4.13%, 10/31/27	169,710	171,407,100
4.13%, 11/15/27	352,464	356,071,251
4.13%, 07/31/28	192,105	194,716,427
4.13%, 03/31/29	264,770	268,948,402
4.13%, 10/31/29	298,820	303,909,278
4.13%, 11/30/29	302,584	307,761,025
4.13%, 08/31/30	177,479	180,681,942
4.13%, 03/31/31	181,787	185,067,688
4.13%, 07/31/31	180,913	184,078,977
4.13%, 10/31/31	152,228	154,796,848
4.13%, 11/30/31	146,902	149,323,588
4.13%, 02/29/32	153,207	155,660,707
4.13%, 03/31/32	154,122	156,542,198
4.13%, 05/31/32	157,681	160,070,853
4.13%, 11/15/32	393,696	399,416,895
4.13%, 08/15/44	205,370	192,213,484
4.13%, 08/15/53	295,417	269,568,012
4.25%, 11/30/26	222,304	223,528,408
4.25%, 12/31/26	183,865	184,963,880
4.25%, 03/15/27	298,724	301,046,113
4.25%, 01/15/28	291,530	295,492,986
4.25%, 02/15/28	330,198	334,867,208
4.25%, 02/28/29	464,553	473,590,010
4.25%, 06/30/29	310,552	316,957,135
4.25%, 01/31/30	321,958	329,126,598
4.25%, 02/28/31	191,977	196,641,442
4.25%, 06/30/31	203,146	208,018,331
4.25%, 11/15/34	576,071	584,892,087
4.25%, 05/15/35	541,041	548,395,776
4.25%, 08/15/35	484,162	490,214,025
4.25%, 05/15/39	37,340	36,960,766
4.25%, 11/15/40	28,889	28,225,456
4.25%, 02/15/54	348,118	324,456,855
4.25%, 08/15/54	352,011	328,250,257
4.38%, 12/15/26	249,112	250,863,569
4.38%, 07/15/27	350,738	355,053,722
4.38%, 08/31/28	199,192	203,253,650
4.38%, 11/30/28	238,527	243,763,414
4.38%, 12/31/29	271,409	278,724,322
4.38%, 11/30/30	171,290	176,375,172
4.38%, 01/31/32	160,915	165,717,307
4.38%, 05/15/34	574,618	589,881,291
4.38%, 02/15/38	32,000	32,465,000
4.38%, 11/15/39	50,933	50,797,709
4.38%, 05/15/40	32,403	32,225,796
4.38%, 05/15/41	15,949	15,752,130
4.38%, 08/15/43	209,492	203,796,436
4.50%, 04/15/27	299,493	303,037,781
4.50%, 05/15/27	299,889	303,696,184
4.50%, 05/31/29	268,734	276,418,113
4.50%, 12/31/31	339,229	351,711,569
4.50%, 11/15/33	546,868	566,948,309
4.50%, 02/15/36	27,685	28,697,233
4.50%, 05/15/38	47,000	48,241,094
4.50%, 08/15/39	50,707	51,356,683
4.50%, 02/15/44	209,249	206,273,741
4.50%, 11/15/54	286,505	278,626,112
4.63%, 11/15/26	263,612	265,928,902
4.63%, 06/15/27	288,111	292,578,971

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.63%, 09/30/28	$197,522	$203,077,306
4.63%, 04/30/29	287,750	297,056,914
4.63%, 09/30/30	182,484	189,897,412
4.63%, 04/30/31	199,727	208,262,210
4.63%, 05/31/31	197,795	206,247,647
4.63%, 02/15/35	567,826	592,402,219
4.63%, 02/15/40	45,950	46,998,234
4.63%, 05/15/44	209,746	209,877,091
4.63%, 11/15/44	201,758	201,505,802
4.63%, 05/15/54	345,976	343,164,945
4.63%, 02/15/55	290,075	287,944,762
4.75%, 02/15/37	21,977	23,182,301
4.75%, 02/15/41	56,158	57,912,938
4.75%, 11/15/43	204,910	208,784,080
4.75%, 02/15/45	169,168	171,546,925
4.75%, 11/15/53	319,670	323,366,184
4.75%, 05/15/55	296,872	300,768,445
4.75%, 08/15/55	272,368	276,070,502
4.88%, 10/31/28	203,733	210,990,988
4.88%, 10/31/30	178,613	187,976,229
4.88%, 08/15/45	104,468	107,602,040
5.00%, 05/15/37	53,658	57,791,343
5.00%, 05/15/45	164,367	172,020,338
5.25%, 11/15/28	29,377	30,703,555
5.25%, 02/15/29	60,090	63,132,056
5.50%, 08/15/28	77,000	80,801,875
6.13%, 08/15/29	14,600	15,842,141
6.25%, 05/15/30	5,000	5,523,047
6.50%, 11/15/26	16,950	17,442,609
6.63%, 02/15/27	28,800	29,859,750
		61,199,096,888
Total U.S. Government & Agency Obligations — 69.9% (Cost: $99,094,969,670)		94,766,733,348
Total Long-Term Investments — 98.5% (Cost: $139,488,811,860)		133,568,442,999
	Shares
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(j)(k)	3,703,798,487	3,705,650,386
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(j)(k)(l)	462,794,689	462,794,689
Total Short-Term Securities — 3.1% (Cost: $4,166,855,792)		4,168,445,075
Total Investments Before TBA Sales Commitments — 101.6% (Cost: $143,655,667,652)		137,736,888,074
Security	Par (000)	Value
TBA Sales Commitments(i)
Mortgage-Backed Securities — (0.1)%
Government National Mortgage Association
4.50%, 11/20/55	(14,175)	$(13,832,408)
6.50%, 11/15/54	(62,050)	(63,972,464)
Uniform Mortgage-Backed Securities
2.50%, 11/18/40	(55,632)	(52,323,019)
5.50%, 11/15/54	(21,100)	(21,317,260)
6.00%, 11/15/54	(14,500)	(14,827,076)
2.50%, 11/13/55	(8,775)	(7,448,803)
Total TBA Sales Commitments — (0.1)% (Proceeds: $(174,050,206))		(173,721,030)
Total Investments, Net of TBA Sales Commitments — 101.5% (Cost: $143,481,617,446)		137,563,167,044
Liabilities in Excess of Other Assets — (1.5)%		(1,966,498,317)
Net Assets — 100.0%		$135,596,668,727

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Perpetual security with no stated maturity date.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$508,055,256	$—	$508,055,256
Collateralized Mortgage Obligations	—	1,384,681,111	—	1,384,681,111
Corporate Bonds & Notes	—	33,157,725,558	—	33,157,725,558
Foreign Government Obligations	—	3,166,713,144	—	3,166,713,144
Municipal Debt Obligations	—	584,534,582	—	584,534,582
U.S. Government & Agency Obligations	—	94,766,733,348	—	94,766,733,348
Short-Term Securities
Money Market Funds	4,168,445,075	—	—	4,168,445,075
Liabilities
Investments
TBA Sales Commitments	—	(173,721,030)	—	(173,721,030)
	$4,168,445,075	$133,394,721,969	$—	$137,563,167,044

Schedule of Investments (unaudited)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.2%
Clear Channel Outdoor Holdings Inc.
7.13%, 02/15/31(a)	USD18,630	$19,205,978
7.50%, 06/01/29(a)(b)	USD18,054	17,703,510
7.50%, 03/15/33(a)(b)	USD15,345	16,076,490
7.75%, 04/15/28(a)(b)	USD16,966	16,870,694
7.88%, 04/01/30(a)(b)	USD14,970	15,688,431
Lamar Media Corp.
3.63%, 01/15/31(b)	USD8,812	8,227,860
3.75%, 02/15/28	USD9,680	9,415,390
4.00%, 02/15/30(b)	USD8,785	8,428,489
4.88%, 01/15/29	USD5,715	5,653,412
5.38%, 11/01/33(a)	USD6,008	5,952,365
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)(b)	USD43,323	42,753,034
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	USD8,203	7,913,944
4.63%, 03/15/30(a)(b)	USD7,681	7,414,601
5.00%, 08/15/27(a)	USD9,766	9,723,475
7.38%, 02/15/31(a)(b)	USD7,850	8,298,886
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	USD17,481	16,659,070
		215,985,629
Aerospace & Defense — 2.4%
ATI Inc., 7.25%, 08/15/30(b)	USD6,744	7,080,822
Bombardier Inc.
6.00%, 02/15/28(a)(b)	USD14,384	14,411,730
6.75%, 06/15/33(a)	USD11,686	12,249,650
7.00%, 06/01/32(a)(b)	USD12,207	12,798,881
7.25%, 07/01/31(a)(b)	USD11,396	12,077,871
7.50%, 02/01/29(a)	USD12,215	12,743,373
8.75%, 11/15/30(a)	USD14,012	15,121,190
Incora Top Holdco LLC, 6.00%, 01/31/33(c)	USD4,043	924,209
Spirit AeroSystems Inc.
4.60%, 06/15/28	USD9,472	9,528,110
9.38%, 11/30/29(a)	USD17,713	18,613,706
9.75%, 11/15/30(a)(b)	USD23,734	26,074,517
TransDigm Inc.
4.63%, 01/15/29	USD19,628	19,307,428
4.88%, 05/01/29(b)	USD12,022	11,892,117
6.00%, 01/15/33(a)	USD24,092	24,480,276
6.25%, 01/31/34(a)(b)	USD8,277	8,552,980
6.38%, 03/01/29(a)(b)	USD44,237	45,404,330
6.38%, 05/31/33(a)(b)	USD42,642	43,475,365
6.63%, 03/01/32(a)(b)	USD35,400	36,583,553
6.75%, 08/15/28(a)	USD32,744	33,432,177
6.75%, 01/31/34(a)(b)	USD30,291	31,409,519
6.88%, 12/15/30(a)(b)	USD22,959	23,823,847
7.13%, 12/01/31(a)(b)	USD16,359	17,074,495
		437,060,146
Agriculture — 0.1%
Darling Ingredients Inc.
5.25%, 04/15/27(a)(b)	USD7,956	7,943,056
6.00%, 06/15/30(a)(b)	USD16,177	16,349,403
		24,292,459
Airlines — 0.8%
American Airlines Inc.
7.25%, 02/15/28(a)(b)	USD11,312	11,571,177
8.50%, 05/15/29(a)(b)	USD20,623	21,513,332
Security	Par (000)	Value
Airlines (continued)
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)(b)	USD48,590	$48,948,598
JetBlue Airways Corp., 9.88%, 09/20/31(a)(b)	USD32,714	32,146,304
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)(b)	USD16,439	15,927,128
7.88%, 05/01/27(a)	USD9,590	9,733,196
9.50%, 06/01/28(a)(b)	USD9,545	9,895,078
		149,734,813
Apparel — 0.3%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00% Cash)(a)(b)(d)	USD35,315	38,005,466
VF Corp.
2.80%, 04/23/27(b)	USD6,996	6,797,663
2.95%, 04/23/30(b)	USD11,686	10,356,718
		55,159,847
Auto Manufacturers — 1.4%
Allison Transmission Inc.
3.75%, 01/30/31(a)(b)	USD16,160	14,929,675
4.75%, 10/01/27(a)	USD5,686	5,651,616
5.88%, 06/01/29(a)	USD7,919	7,987,463
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	USD16,984	15,056,472
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	USD7,309	7,199,945
5.50%, 07/15/29(a)(b)	USD5,651	5,656,308
5.88%, 01/15/28(a)(b)	USD8,494	8,492,319
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28(a)(b)	USD9,940	9,329,265
5.30%, 09/13/27(a)	USD7,012	6,992,331
5.63%, 09/29/28(a)(b)	USD12,482	12,466,417
6.13%, 09/30/30(a)	USD20,261	20,075,885
7.05%, 09/15/28(a)(b)	USD11,271	11,670,643
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	USD40,026	39,221,009
4.81%, 09/17/30(a)	USD41,133	38,604,892
7.50%, 07/17/30(a)	USD16,044	16,789,722
7.75%, 07/17/32(a)	USD12,048	12,699,739
8.13%, 07/17/35(a)(b)	USD20,130	21,405,509
		254,229,210
Auto Parts & Equipment — 2.0%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)	USD7,291	7,472,175
7.50%, 02/15/33(a)(b)	USD13,556	14,029,691
8.25%, 04/15/31(a)(b)	USD7,521	7,855,246
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	USD11,145	10,580,872
6.38%, 10/15/32(a)	USD10,654	10,677,400
6.50%, 04/01/27(b)	USD7,233	7,241,347
6.88%, 07/01/28(b)	USD3,957	3,965,408
7.75%, 10/15/33(a)(b)	USD9,960	9,970,326
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(b)(e)	USD8,035	8,204,860
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)	USD12,057	12,337,610
6.75%, 02/15/30(a)(b)	USD17,510	18,146,355
6.75%, 09/15/32(a)	USD23,666	24,304,047
Dana Inc.
4.25%, 09/01/30(b)	USD3,745	3,688,473
5.38%, 11/15/27(b)	USD5,140	5,134,737

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
5.63%, 06/15/28	USD6,277	$6,272,049
Forvia SE
6.75%, 09/15/33(a)	USD8,412	8,552,260
8.00%, 06/15/30(a)(b)	USD5,153	5,471,483
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	USD11,152	11,074,910
5.00%, 07/15/29(b)	USD13,913	13,228,652
5.25%, 04/30/31(b)	USD9,049	8,338,739
5.25%, 07/15/31(b)	USD9,596	8,747,334
5.63%, 04/30/33(b)	USD6,556	5,902,376
6.63%, 07/15/30(b)	USD8,441	8,386,280
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash)(a)(d)	USD5,901	5,911,361
7.75%, 11/15/30, (7.75 % Cash and 8.50 % PIK)(a)(d)	USD7,362	7,601,265
8.00%, 11/15/32, (8.00% Cash)(a)(d)	USD7,108	7,413,916
Qnity Electronics Inc.
5.75%, 08/15/32(a)	USD16,373	16,634,200
6.25%, 08/15/33(a)	USD11,912	12,236,359
Tenneco Inc., 8.00%, 11/17/28(a)	USD31,095	31,015,459
ZF North America Capital Inc.
6.75%, 04/23/30(a)(b)	USD13,193	12,544,509
6.88%, 04/14/28(a)(b)	USD9,806	9,836,104
6.88%, 04/23/32(a)(b)	USD11,927	10,888,278
7.13%, 04/14/30(a)(b)	USD9,937	9,643,578
7.50%, 03/24/31(a)	USD24,840	23,672,520
		366,980,179
Banks — 0.1%
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	USD6,769	6,784,898
12.25%, 10/01/30(a)(b)	USD9,634	10,725,244
		17,510,142
Beverages — 0.1%
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(a)	USD11,441	11,136,512
6.25%, 04/01/29(a)	USD13,241	13,290,439
		24,426,951
Building Materials — 2.1%
Builders FirstSource Inc.
4.25%, 02/01/32(a)	USD21,163	19,988,028
5.00%, 03/01/30(a)	USD8,477	8,388,358
6.38%, 06/15/32(a)(b)	USD11,253	11,653,231
6.38%, 03/01/34(a)(b)	USD15,816	16,366,968
6.75%, 05/15/35(a)(b)	USD12,267	12,868,148
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(b)	USD11,326	10,467,631
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)(b)	USD7,900	7,279,084
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	USD50,993	52,427,275
6.75%, 07/15/31(a)	USD8,435	8,750,672
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)	USD11,523	11,835,771
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	USD7,725	7,494,237
Quikrete Holdings Inc.
6.38%, 03/01/32(a)	USD66,811	69,335,313
6.75%, 03/01/33(a)(b)	USD24,713	25,693,777
Security	Par (000)	Value
Building Materials (continued)
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	USD17,757	$17,675,787
8.88%, 11/15/31(a)(b)	USD17,541	18,487,600
Standard Building Solutions Inc., 6.25%, 08/01/33(a)	USD17,910	18,280,338
Standard Industries Inc./New York
3.38%, 01/15/31(a)	USD17,453	15,904,573
4.38%, 07/15/30(a)	USD26,923	25,958,053
4.75%, 01/15/28(a)	USD16,282	16,188,429
6.50%, 08/15/32(a)(b)	USD16,156	16,608,342
		391,651,615
Chemicals — 2.9%
ASP Unifrax Holdings Inc.
5.25%, 09/30/28(a)(b)	USD896	222,003
7.10%, 09/30/29, (5.85% Cash and 1.25% PIK)(a)(d)	USD6,695	2,511,698
Avient Corp.
6.25%, 11/01/31(a)(b)	USD10,748	10,964,854
7.13%, 08/01/30(a)(b)	USD11,188	11,516,964
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(b)	USD7,599	7,963,996
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	USD11,206	10,653,002
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	USD6,138	6,120,329
Celanese U.S. Holdings LLC
6.50%, 04/15/30(b)	USD12,011	11,909,942
6.67%, 07/15/27(b)	USD23,934	24,556,346
6.75%, 04/15/33(b)	USD17,489	17,221,997
6.83%, 07/15/29(b)	USD12,445	12,701,947
6.85%, 11/15/28(b)	USD18,106	18,720,838
6.88%, 07/15/32(b)	USD16,469	16,555,767
7.05%, 11/15/30	USD16,761	17,072,056
7.20%, 11/15/33(b)	USD15,834	16,225,209
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	USD10,150	8,897,997
5.38%, 05/15/27(b)	USD7,440	7,409,290
5.75%, 11/15/28(a)(b)	USD12,981	12,440,666
8.00%, 01/15/33(a)(b)	USD9,004	8,717,628
FMC Corp., 8.45%, 11/01/55, (5-year CMT + 4.37%)(e)	USD11,767	11,411,637
Huntsman International LLC
2.95%, 06/15/31(b)	USD6,416	5,190,355
4.50%, 05/01/29(b)	USD11,760	10,872,234
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	USD7,173	6,754,574
7.50%, 04/15/29(a)(b)	USD11,160	10,344,319
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(a)	USD17,349	16,914,782
Methanex Corp.
5.13%, 10/15/27(b)	USD11,203	11,220,919
5.25%, 12/15/29(b)	USD10,789	10,738,566
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)(b)	USD9,154	9,310,747
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	USD9,079	8,802,944
5.25%, 06/01/27(a)	USD16,179	16,215,239
7.00%, 12/01/31(a)	USD6,819	7,236,488
8.50%, 11/15/28(a)	USD7,011	7,349,891
9.00%, 02/15/30(a)	USD13,755	14,714,292

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Olin Corp.
5.00%, 02/01/30(b)	USD8,182	$7,937,733
5.63%, 08/01/29(b)	USD10,420	10,441,412
6.63%, 04/01/33(a)(b)	USD9,317	9,222,036
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	USD14,501	13,860,801
6.25%, 10/01/29(a)(b)	USD6,851	6,671,990
7.25%, 06/15/31(a)	USD14,207	14,192,762
7.25%, 02/15/33(a)	USD22,185	22,064,027
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)	USD18,664	18,457,246
6.63%, 05/01/29(a)	USD11,124	11,059,726
Solstice Advanced Materials Inc., 5.63%, 09/30/33(a)	USD7,301	7,294,946
Tronox Inc.
4.63%, 03/15/29(a)(b)	USD17,284	10,552,167
9.13%, 09/30/30(a)(b)	USD6,132	5,595,984
WR Grace Holdings LLC
4.88%, 06/15/27(a)	USD11,015	10,927,442
5.63%, 08/15/29(a)	USD18,542	16,906,688
6.63%, 08/15/32(a)(b)	USD11,927	11,522,402
		546,166,878
Commercial Services — 5.3%
ADT Security Corp., 5.88%, 10/15/33(a)(b)	USD11,765	11,932,018
ADT Security Corp. (The), 4.13%, 08/01/29(a)(b)	USD15,517	15,030,196
Albion Financing 1 SARL/Aggreko Holdings Inc., 7.00%, 05/21/30(a)	USD23,674	24,508,125
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD38,880	40,504,612
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	USD15,631	15,254,126
6.88%, 06/15/30(a)(b)	USD17,027	17,448,004
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	USD34,545	33,853,033
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	USD7,640	7,354,793
5.38%, 03/01/29(a)(b)	USD9,967	9,613,848
8.00%, 02/15/31(a)(b)	USD8,250	8,402,171
8.25%, 01/15/30(a)(b)	USD11,656	11,911,629
8.38%, 06/15/32(a)(b)	USD9,183	9,426,157
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	USD17,346	17,569,670
Block Inc.
3.50%, 06/01/31(b)	USD15,632	14,565,097
5.63%, 08/15/30(a)(b)	USD21,278	21,592,293
6.00%, 08/15/33(a)	USD17,556	17,944,727
6.50%, 05/15/32(b)	USD34,294	35,580,539
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)(b)	USD36,421	38,640,496
Brink's Co. (The)
4.63%, 10/15/27(a)(b)	USD8,851	8,786,086
6.50%, 06/15/29(a)(b)	USD6,613	6,809,915
6.75%, 06/15/32(a)(b)	USD6,008	6,238,988
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	USD14,503	13,956,779
4.88%, 07/01/29(a)(b)	USD15,113	14,085,933
Security	Par (000)	Value
Commercial Services (continued)
EquipmentShare.com Inc.
8.00%, 03/15/33(a)(b)	USD8,434	$8,322,730
8.63%, 05/15/32(a)(b)	USD9,030	9,096,618
9.00%, 05/15/28(a)	USD17,786	17,911,550
Garda World Security Corp.
4.63%, 02/15/27(a)	USD9,024	8,947,818
6.00%, 06/01/29(a)	USD8,187	8,002,219
7.75%, 02/15/28(a)(b)	USD6,673	6,829,874
8.25%, 08/01/32(a)	USD9,157	9,313,628
8.38%, 11/15/32(a)(b)	USD16,311	16,579,468
GEO Group Inc. (The)
8.63%, 04/15/29	USD12,138	12,811,517
10.25%, 04/15/31(b)	USD9,531	10,436,722
Herc Holdings Inc.
5.50%, 07/15/27(a)(b)	USD18,503	18,486,488
6.63%, 06/15/29(a)(b)	USD12,463	12,860,632
7.00%, 06/15/30(a)(b)	USD29,514	30,873,686
7.25%, 06/15/33(a)(b)	USD19,467	20,512,816
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	USD9,166	8,902,065
5.00%, 12/01/29(a)(b)	USD16,581	11,283,868
12.63%, 07/15/29(a)(b)	USD20,887	20,672,505
ION Platform Finance U.S. Inc., 7.88%, 09/30/32(a)	USD24,785	24,179,017
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27(a)	USD15,980	15,568,231
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(b)	USD20,902	21,377,102
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	USD17,340	17,766,954
10.88%, 08/01/29(a)(b)	USD8,142	8,192,155
Service Corp. International/U.S.
3.38%, 08/15/30(b)	USD13,869	12,880,223
4.00%, 05/15/31	USD13,008	12,289,930
4.63%, 12/15/27	USD7,775	7,746,972
5.13%, 06/01/29(b)	USD12,322	12,338,488
5.75%, 10/15/32(b)	USD13,602	13,790,907
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 6.75%, 08/15/32(a)(b)	USD26,594	27,456,417
Sotheby's, 7.38%, 10/15/27(a)	USD12,654	12,637,898
United Rentals North America Inc.
3.75%, 01/15/32(b)	USD12,373	11,506,694
3.88%, 11/15/27	USD12,311	12,151,241
3.88%, 02/15/31(b)	USD17,026	16,128,228
4.00%, 07/15/30	USD11,767	11,298,262
4.88%, 01/15/28(b)	USD22,717	22,687,986
5.25%, 01/15/30(b)	USD11,468	11,542,331
5.50%, 05/15/27	USD5,320	5,321,050
6.13%, 03/15/34(a)(b)	USD17,112	17,851,921
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)(b)	USD19,605	20,541,029
Williams Scotsman Inc.
4.63%, 08/15/28(a)(b)	USD8,224	8,110,732
6.63%, 06/15/29(a)	USD7,974	8,204,626
6.63%, 04/15/30(a)(b)	USD7,321	7,549,260
7.38%, 10/01/31(a)(b)	USD8,378	8,762,422
		980,733,515
Computers — 0.8%
Amentum Holdings Inc., 7.25%, 08/01/32(a)	USD16,041	16,679,015
CACI International Inc., 6.38%, 06/15/33(a)(b)	USD16,092	16,721,093

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
McAfee Corp., 7.38%, 02/15/30(a)(b)	USD35,102	$32,145,074
NCR Atleos Corp., 9.50%, 04/01/29(a)	USD30,452	32,876,448
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	USD9,213	9,137,527
5.13%, 04/15/29(a)	USD6,333	6,276,446
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(a)	USD6,505	6,316,775
5.88%, 07/15/30(a)	USD6,299	6,457,829
8.25%, 12/15/29(a)(b)	USD8,983	9,546,498
8.50%, 07/15/31(a)	USD7,766	8,271,378
9.63%, 12/01/32(a)	USD11,396	12,998,830
		157,426,913
Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	USD7,972	7,573,992
5.50%, 06/01/28(a)(b)	USD12,042	12,009,827
Opal Bidco SAS, 6.50%, 03/31/32(a)(b)	USD18,013	18,529,973
Perrigo Finance Unlimited Co.
4.90%, 06/15/30(b)	USD11,822	11,548,847
6.13%, 09/30/32(b)	USD11,723	11,837,592
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	USD9,151	8,488,965
5.13%, 01/15/28(a)	USD6,344	6,321,003
		76,310,199
Distribution & Wholesale — 0.2%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)	USD6,174	5,877,009
4.00%, 01/15/28(a)(b)	USD11,566	11,391,844
RB Global Holdings Inc.
6.75%, 03/15/28(a)	USD8,459	8,639,172
7.75%, 03/15/31(a)(b)	USD13,236	13,834,605
		39,742,630
Diversified Financial Services — 5.5%
AG Issuer LLC, 6.25%, 03/01/28(a)	USD8,755	8,761,414
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(b)(e)	USD7,455	7,490,038
6.70%, 02/14/33(b)	USD8,407	8,733,322
Aretec Group Inc.
7.50%, 04/01/29(a)(b)	USD8,125	8,180,716
10.00%, 08/15/30(a)	USD12,852	13,990,218
Azorra Finance Ltd.
7.25%, 01/15/31(a)	USD8,468	8,858,770
7.75%, 04/15/30(a)	USD8,341	8,797,525
Bread Financial Holdings Inc.
8.38%, 06/15/35, (5-year CMT + 4.30%)(a)(b)(e)	USD6,546	6,699,660
9.75%, 03/15/29(a)	USD13,646	14,549,275
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	USD6,036	5,996,220
7.50%, 07/15/33(a)	USD7,793	7,718,288
9.25%, 07/01/31(a)	USD13,037	13,478,385
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	USD15,541	14,772,832
3.63%, 10/01/31(a)(b)	USD11,571	10,332,903
Credit Acceptance Corp.
6.63%, 03/15/30(a)	USD7,513	7,490,419
9.25%, 12/15/28(a)(b)	USD11,507	12,068,806
Security	Par (000)	Value
Diversified Financial Services (continued)
Encore Capital Group Inc.
6.63%, 04/15/31(a)(b)	USD7,105	$7,048,872
8.50%, 05/15/30(a)(b)	USD8,242	8,684,567
9.25%, 04/01/29(a)(b)	USD7,435	7,829,032
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	USD15,747	16,218,903
Freedom Mortgage Holdings LLC
7.88%, 04/01/33(a)(b)	USD7,720	7,918,481
8.38%, 04/01/32(a)	USD10,725	11,204,444
9.13%, 05/15/31(a)	USD11,332	12,049,082
9.25%, 02/01/29(a)	USD18,739	19,679,866
GGAM Finance Ltd.
5.88%, 03/15/30(a)(b)	USD6,637	6,738,380
6.88%, 04/15/29(a)(b)	USD6,582	6,828,025
8.00%, 02/15/27(a)	USD13,243	13,559,206
8.00%, 06/15/28(a)(b)	USD9,027	9,562,408
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	USD17,269	17,748,071
goeasy Ltd.
6.88%, 05/15/30(a)(b)	USD5,844	5,733,458
6.88%, 02/15/31(a)(b)	USD6,850	6,698,379
7.38%, 10/01/30(a)(b)	USD6,263	6,257,721
7.63%, 07/01/29(a)(b)	USD9,920	10,008,948
9.25%, 12/01/28(a)	USD8,243	8,549,640
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)	USD9,755	9,508,309
6.13%, 11/01/32(a)(b)	USD27,198	27,641,507
6.75%, 05/01/33(a)	USD26,133	27,260,359
7.13%, 04/30/31(a)	USD22,557	23,687,092
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	USD15,565	14,694,674
6.63%, 10/15/31(a)(b)	USD7,712	7,586,505
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)(b)	USD6,084	5,745,342
6.50%, 05/01/28(a)	USD16,014	15,720,630
Navient Corp.
4.88%, 03/15/28	USD8,205	8,024,031
5.00%, 03/15/27	USD11,250	11,179,973
5.50%, 03/15/29(b)	USD11,739	11,527,778
7.88%, 06/15/32(b)	USD8,813	9,101,504
9.38%, 07/25/30(b)	USD7,667	8,419,150
11.50%, 03/15/31(b)	USD7,513	8,398,933
OneMain Finance Corp.
3.50%, 01/15/27	USD11,792	11,595,990
3.88%, 09/15/28	USD9,109	8,786,088
4.00%, 09/15/30(b)	USD14,311	13,303,267
5.38%, 11/15/29	USD12,404	12,307,421
6.13%, 05/15/30	USD12,836	12,978,904
6.50%, 03/15/33(b)	USD13,123	13,083,488
6.63%, 01/15/28(b)	USD12,569	12,844,512
6.63%, 05/15/29	USD14,682	15,106,154
6.75%, 03/15/32(b)	USD9,876	10,017,710
7.13%, 11/15/31(b)	USD12,567	13,021,778
7.13%, 09/15/32(b)	USD12,673	13,046,848
7.50%, 05/15/31	USD12,324	12,848,758
7.88%, 03/15/30	USD11,025	11,617,907
Osaic Holdings Inc.
6.75%, 08/01/32(a)(b)	USD8,490	8,766,037
8.00%, 08/01/33(a)	USD6,032	6,191,780
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	USD10,215	9,913,669

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.75%, 09/15/31(a)(b)	USD8,037	$8,014,093
6.75%, 02/15/34(a)	USD10,007	10,250,443
6.88%, 05/15/32(a)	USD13,959	14,551,371
6.88%, 02/15/33(a)(b)	USD13,844	14,339,171
7.13%, 11/15/30(a)	USD10,615	11,101,138
7.88%, 12/15/29(a)(b)	USD13,049	13,868,107
PRA Group Inc.
8.38%, 02/01/28(a)	USD6,733	6,834,965
8.88%, 01/31/30(a)(b)	USD9,246	9,383,978
Rocket Companies Inc.
6.13%, 08/01/30(a)	USD25,225	26,010,191
6.38%, 08/01/33(a)(b)	USD24,942	25,965,747
6.50%, 08/01/29(a)	USD11,297	11,715,695
7.13%, 02/01/32(a)	USD15,581	16,418,850
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)(b)	USD10,312	10,125,162
3.63%, 03/01/29(a)	USD11,126	10,682,069
3.88%, 03/01/31(a)(b)	USD20,077	18,864,193
4.00%, 10/15/33(a)(b)	USD13,297	12,225,670
SLM Corp.
3.13%, 11/02/26	USD6,418	6,307,039
6.50%, 01/31/30	USD8,215	8,514,578
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	USD9,562	9,873,094
StoneX Group Inc., 7.88%, 03/01/31(a)	USD8,210	8,707,230
Synchrony Financial, 7.25%, 02/02/33(b)	USD11,850	12,544,063
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	USD10,708	10,540,238
5.75%, 06/15/27(a)	USD7,371	7,373,998
UWM Holdings LLC
6.25%, 03/15/31(a)(b)	USD16,711	16,688,535
6.63%, 02/01/30(a)	USD7,308	7,441,432
		1,022,503,422
Electric — 4.0%
AES Corp. (The)
6.95%, 07/15/55, (5-year CMT + 2.89%)(e)	USD7,740	7,503,600
7.60%, 01/15/55, (5-year CMT + 3.20%)(e)	USD14,750	15,056,046
Alpha Generation LLC
6.25%, 01/15/34(a)(b)	USD9,070	9,175,257
6.75%, 10/15/32(a)(b)	USD16,102	16,559,511
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(a)	USD6,255	6,044,038
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)	USD12,655	12,791,569
Calpine Corp.
3.75%, 03/01/31(a)(b)	USD13,381	12,836,900
4.50%, 02/15/28(a)	USD19,227	19,169,361
4.63%, 02/01/29(a)	USD10,182	10,118,485
5.00%, 02/01/31(a)	USD13,086	13,091,461
5.13%, 03/15/28(a)(b)	USD22,773	22,757,892
Clearway Energy Operating LLC
3.75%, 02/15/31(a)	USD14,417	13,342,934
4.75%, 03/15/28(a)	USD12,899	12,806,347
DPL LLC, 4.35%, 04/15/29	USD5,682	5,561,593
Edison International
7.88%, 06/15/54, (5-year CMT + 3.66%)(e)	USD6,483	6,672,628
Security	Par (000)	Value
Electric (continued)
8.13%, 06/15/53, (5-year CMT + 3.86%)(b)(e)	USD7,456	$7,700,514
Electricite de France SA, 9.13%, (5-year CMT + 5.41%)(a)(e)(f)	USD23,739	27,446,448
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(a)(b)	USD9,603	8,924,224
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU, 8.50%, 06/30/32(a)	USD3,395	3,556,458
EUSHI Finance Inc.
6.25%, 04/01/56, (5-year CMT + 2.51%)(e)	USD5,000	5,012,500
7.63%, 12/15/54, (5-year CMT + 3.14%)(e)	USD7,394	7,765,750
Lightning Power LLC, 7.25%, 08/15/32(a)	USD24,824	26,311,313
NRG Energy Inc.
3.38%, 02/15/29(a)	USD8,254	7,845,159
3.63%, 02/15/31(a)	USD18,509	17,252,861
3.88%, 02/15/32(a)	USD7,946	7,365,383
5.25%, 06/15/29(a)	USD12,349	12,403,336
5.75%, 01/15/28	USD11,998	12,026,477
5.75%, 07/15/29(a)	USD14,337	14,396,259
5.75%, 01/15/34(a)	USD17,991	18,099,721
6.00%, 02/01/33(a)(b)	USD16,683	17,004,995
6.00%, 01/15/36(a)(b)	USD31,247	31,764,713
6.25%, 11/01/34(a)(b)	USD17,282	17,784,856
PacifiCorp, 7.38%, 09/15/55, (5-year CMT + 3.32%)(e)	USD10,809	11,366,565
PG&E Corp.
5.00%, 07/01/28	USD15,499	15,376,042
5.25%, 07/01/30(b)	USD15,800	15,630,761
7.38%, 03/15/55, (5-year CMT + 3.88%)(e)	USD24,311	25,042,681
Pike Corp.
5.50%, 09/01/28(a)	USD11,503	11,469,156
8.63%, 01/31/31(a)	USD6,221	6,638,860
Talen Energy Supply LLC
6.25%, 02/01/34(a)(b)	USD21,415	21,947,792
6.50%, 02/01/36(a)	USD20,010	20,719,643
8.63%, 06/01/30(a)(b)	USD25,826	27,404,906
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	USD19,710	19,363,392
5.00%, 07/31/27(a)	USD15,578	15,580,368
5.63%, 02/15/27(a)	USD18,709	18,716,300
6.88%, 04/15/32(a)	USD16,770	17,613,457
7.75%, 10/15/31(a)(b)	USD28,201	29,906,738
VoltaGrid LLC, 7.38%, 11/01/30(a)	USD4,920	4,984,575
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(a)(b)	USD2,008	1,978,413
4.50%, 09/15/27(a)(b)	USD8,586	8,400,148
7.25%, 01/15/29(a)(b)	USD12,983	13,342,569
8.38%, 01/15/31(a)(b)	USD13,657	14,276,344
8.63%, 03/15/33(a)(b)	USD15,430	16,179,463
		742,086,762
Electrical Components & Equipment — 0.5%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	USD12,605	12,100,413
4.75%, 06/15/28(a)	USD8,994	8,854,080
6.00%, 09/15/33(a)(b)	USD7,047	6,817,515

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment (continued)
WESCO Distribution Inc.
6.38%, 03/15/29(a)(b)	USD13,796	$14,246,712
6.38%, 03/15/33(a)(b)	USD14,210	14,848,981
6.63%, 03/15/32(a)(b)	USD15,680	16,380,368
7.25%, 06/15/28(a)	USD25,405	25,747,033
		98,995,102
Electronics — 0.4%
Imola Merger Corp., 4.75%, 05/15/29(a)	USD31,228	30,769,745
Sensata Technologies BV
4.00%, 04/15/29(a)(b)	USD16,006	15,602,882
5.88%, 09/01/30(a)(b)	USD7,108	7,188,404
Sensata Technologies Inc.
3.75%, 02/15/31(a)(b)	USD11,612	10,789,978
4.38%, 02/15/30(a)	USD6,666	6,445,921
6.63%, 07/15/32(a)(b)	USD8,227	8,565,246
		79,362,176
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	USD10,675	10,217,184
5.00%, 01/31/28(a)	USD10,831	10,766,879
		20,984,063
Engineering & Construction — 0.4%
AECOM, 6.00%, 08/01/33(a)	USD18,804	19,292,047
Arcosa Inc.
4.38%, 04/15/29(a)	USD6,446	6,267,686
6.88%, 08/15/32(a)(b)	USD9,273	9,697,410
Brand Industrial Services Inc., 10.38%, 08/01/30(a)(b)	USD23,159	22,301,807
TopBuild Corp.
3.63%, 03/15/29(a)	USD2,328	2,240,464
4.13%, 02/15/32(a)(b)	USD3,393	3,194,582
5.63%, 01/31/34(a)(b)	USD11,616	11,653,761
		74,647,757
Entertainment — 3.0%
Brightstar Lottery PLC
5.25%, 01/15/29(a)(b)	USD11,563	11,523,888
6.25%, 01/15/27(a)	USD15,179	15,322,795
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	USD19,554	18,387,682
6.00%, 10/15/32(a)(b)	USD17,334	16,539,853
6.50%, 02/15/32(a)(b)	USD25,269	25,477,644
7.00%, 02/15/30(a)(b)	USD35,793	36,760,599
Churchill Downs Inc.
4.75%, 01/15/28(a)	USD11,196	11,092,310
5.50%, 04/01/27(a)	USD8,676	8,663,913
5.75%, 04/01/30(a)(b)	USD19,989	20,032,412
6.75%, 05/01/31(a)(b)	USD10,096	10,332,865
Cinemark USA Inc.
5.25%, 07/15/28(a)	USD12,358	12,294,741
7.00%, 08/01/32(a)(b)	USD7,611	7,886,616
Light & Wonder International Inc.
6.25%, 10/01/33(a)	USD16,180	16,087,471
7.25%, 11/15/29(a)(b)	USD8,976	9,198,812
7.50%, 09/01/31(a)(b)	USD8,458	8,773,765
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)(b)	USD7,665	7,501,260
4.75%, 10/15/27(a)(b)	USD14,730	14,684,956
6.50%, 05/15/27(a)	USD22,853	23,037,826
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)(b)	USD7,722	6,472,726
Security	Par (000)	Value
Entertainment (continued)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(a)	USD11,850	$12,311,458
11.88%, 04/15/31(a)	USD11,652	12,203,373
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	USD5,373	5,197,445
Motion Finco SARL, 8.38%, 02/15/32(a)(b)	USD6,564	5,522,817
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	USD10,223	6,094,063
5.88%, 09/01/31(a)	USD10,338	5,759,569
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	USD16,538	14,907,573
8.45%, 07/27/30(a)(b)	USD6,741	6,834,279
Six Flags Entertainment Corp.
5.50%, 04/15/27(a)(b)	USD7,708	7,672,714
7.25%, 05/15/31(a)(b)	USD14,168	14,192,559
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29(b)	USD8,020	7,713,619
5.38%, 04/15/27	USD7,536	7,504,178
Six Flags Entertainment Corp./Six Flags Theme Parks Inc./Canada's Wonderland Co., 6.63%, 05/01/32(a)(b)	USD14,696	14,899,813
Vail Resorts Inc.
5.63%, 07/15/30(a)	USD7,745	7,810,748
6.50%, 05/15/32(a)(b)	USD9,014	9,326,455
Voyager Parent LLC, 9.25%, 07/01/32(a)	USD29,533	30,950,879
Warnermedia Holdings Inc.
3.76%, 03/15/27	USD11,624	11,497,122
4.05%, 03/15/29	USD20,715	20,099,240
4.28%, 03/15/32(b)	USD42,085	38,548,968
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(b)	USD12,253	12,242,938
6.25%, 03/15/33(a)(b)	USD13,116	13,327,276
7.13%, 02/15/31(a)(b)	USD16,119	17,286,776
		561,975,996
Environmental Control — 0.4%
Clean Harbors Inc.
5.75%, 10/15/33(a)(b)	USD5,611	5,731,989
6.38%, 02/01/31(a)(b)	USD8,054	8,237,659
GFL Environmental Inc.
4.00%, 08/01/28(a)(b)	USD11,541	11,287,609
4.38%, 08/15/29(a)	USD8,330	8,142,214
4.75%, 06/15/29(a)(b)	USD11,209	11,094,551
Madison IAQ LLC
4.13%, 06/30/28(a)	USD10,488	10,270,760
5.88%, 06/30/29(a)	USD17,033	16,696,050
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	USD7,958	8,301,265
		79,762,097
Food — 2.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	USD21,860	20,856,685
4.63%, 01/15/27(a)	USD23,874	23,835,988
4.88%, 02/15/30(a)	USD16,028	15,812,225

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.88%, 02/15/28(a)	USD12,042	$12,056,190
6.25%, 03/15/33(a)(b)	USD10,216	10,512,176
6.50%, 02/15/28(a)	USD10,832	11,026,364
B&G Foods Inc.
5.25%, 09/15/27(b)	USD7,807	7,504,726
8.00%, 09/15/28(a)(b)	USD12,792	12,032,887
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% Cash)(a)(b)(d)	USD8,405	8,902,570
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)(b)	USD6,104	6,066,575
7.63%, 07/01/29(a)	USD7,638	7,955,528
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)(b)	USD18,397	19,228,644
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	USD15,298	14,765,131
4.38%, 01/31/32(a)(b)	USD11,285	10,755,107
4.88%, 05/15/28(a)	USD7,524	7,531,111
Performance Food Group Inc.
4.25%, 08/01/29(a)	USD16,257	15,845,152
5.50%, 10/15/27(a)(b)	USD17,545	17,550,643
6.13%, 09/15/32(a)(b)	USD16,180	16,612,687
Pilgrim's Pride Corp.
3.50%, 03/01/32	USD14,409	13,232,156
4.25%, 04/15/31	USD16,222	15,697,935
6.25%, 07/01/33(b)	USD16,740	17,855,713
6.88%, 05/15/34	USD8,407	9,307,781
Post Holdings Inc.
4.50%, 09/15/31(a)	USD16,968	15,940,628
4.63%, 04/15/30(a)	USD22,716	22,021,692
5.50%, 12/15/29(a)(b)	USD20,393	20,407,858
6.25%, 02/15/32(a)(b)	USD16,349	16,809,067
6.25%, 10/15/34(a)(b)	USD9,262	9,386,291
6.38%, 03/01/33(a)	USD19,915	20,212,267
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	USD8,379	8,226,968
4.75%, 02/15/29(a)(b)	USD14,781	14,633,180
5.75%, 04/15/33(a)	USD7,466	7,564,501
6.88%, 09/15/28(a)	USD8,119	8,375,483
7.25%, 01/15/32(a)	USD7,394	7,758,573
		446,280,482
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)	USD18,113	18,057,114
TKC Holdings Inc.
6.88%, 05/15/28(a)(b)	USD8,531	8,590,681
10.50%, 05/15/29(a)	USD12,371	12,706,013
		39,353,808
Forest Products & Paper — 0.2%
Magnera Corp.
4.75%, 11/15/29(a)(b)	USD8,561	7,105,630
7.25%, 11/15/31(a)(b)	USD13,356	11,564,911
Mercer International Inc.
5.13%, 02/01/29(b)	USD13,615	8,764,470
12.88%, 10/01/28(a)(b)	USD6,158	5,101,111
		32,536,122
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	USD8,435	8,464,297
9.38%, 06/01/28(a)(b)	USD7,594	7,866,348
Security	Par (000)	Value
Gas (continued)
9.50%, 06/01/30(a)(b)	USD8,439	$8,863,842
		25,194,487
Health Care - Products — 1.3%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	USD12,318	11,696,819
4.63%, 07/15/28(a)	USD27,073	26,629,772
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(b)	USD26,302	27,476,216
Dentsply Sirona Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(b)(e)	USD8,301	8,542,087
Hologic Inc.
3.25%, 02/15/29(a)(b)	USD13,666	13,498,952
4.63%, 02/01/28(a)	USD5,457	5,449,490
Medline Borrower LP
3.88%, 04/01/29(a)	USD73,985	71,918,924
5.25%, 10/01/29(a)(b)	USD41,279	41,120,823
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)(b)	USD24,782	25,491,130
Teleflex Inc.
4.25%, 06/01/28(a)	USD7,750	7,569,828
4.63%, 11/15/27	USD8,480	8,432,822
		247,826,863
Health Care - Services — 4.7%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)(b)	USD7,006	6,851,457
5.50%, 07/01/28(a)	USD7,184	7,136,979
7.38%, 03/15/33(a)(b)	USD8,320	8,609,248
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)(b)	USD7,298	7,002,457
4.00%, 03/15/31(a)(b)	USD7,555	7,121,993
4.25%, 05/01/28(a)(b)	USD8,063	7,941,208
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)(b)	USD16,666	14,855,676
5.25%, 05/15/30(a)(b)	USD24,258	22,724,526
6.00%, 01/15/29(a)	USD10,018	9,925,530
6.13%, 04/01/30(a)(b)	USD19,996	16,814,970
6.88%, 04/15/29(a)(b)	USD19,563	17,701,651
9.75%, 01/15/34(a)	USD29,174	30,900,129
10.88%, 01/15/32(a)(b)	USD35,167	37,873,913
DaVita Inc.
3.75%, 02/15/31(a)(b)	USD23,739	21,784,829
4.63%, 06/01/30(a)(b)	USD44,585	42,991,746
6.75%, 07/15/33(a)(b)	USD16,396	16,991,258
6.88%, 09/01/32(a)(b)	USD16,474	17,076,321
Encompass Health Corp.
4.50%, 02/01/28	USD12,742	12,653,173
4.63%, 04/01/31(b)	USD6,433	6,278,810
4.75%, 02/01/30(b)	USD12,081	11,935,049
Global Medical Response Inc., 7.38%, 10/01/32(a)	USD15,806	16,535,131
IQVIA Inc.
5.00%, 10/15/26(a)	USD9,470	9,461,485
5.00%, 05/15/27(a)	USD17,313	17,295,838
6.25%, 06/01/32(a)	USD31,644	32,987,351
6.50%, 05/15/30(a)(b)	USD7,611	7,887,440
LifePoint Health Inc.
5.38%, 01/15/29(a)(b)	USD8,170	7,912,645
8.38%, 02/15/32(a)(b)	USD11,660	12,584,404
9.88%, 08/15/30(a)(b)	USD17,944	19,383,484
10.00%, 06/01/32(a)(b)	USD12,946	13,780,059
11.00%, 10/15/30(a)(b)	USD22,724	25,049,020

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Molina Healthcare Inc.
3.88%, 11/15/30(a)	USD10,806	$9,966,811
3.88%, 05/15/32(a)(b)	USD11,608	10,466,821
4.38%, 06/15/28(a)	USD12,543	12,221,618
6.25%, 01/15/33(a)(b)	USD12,456	12,542,108
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)(b)	USD11,726	10,625,488
6.75%, 03/31/31, (6.00% Cash and 0.75% PIK)(a)(b)(d)	USD12,060	10,324,894
11.50%, 12/31/30, (6.50% Cash and 5.00% PIK)(a)(b)(d)	USD9,034	9,749,090
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)(b)	USD26,308	27,689,544
Radiology Partners Inc.
8.50%, 07/15/32(a)(b)	USD14,617	15,214,368
9.78%, 02/15/30, (9.78% PIK)(a)(b)(d)	USD10,342	10,133,659
Star Parent Inc., 9.00%, 10/01/30(a)(b)	USD17,165	18,321,008
Team Health Holdings Inc.
8.38%, 06/30/28(a)	USD7,678	7,756,625
13.50%, 06/30/28, (9.00 % cashAnd 4.50 % in PIK)(a)(b)(d)	USD13,254	14,301,619
Tenet Healthcare Corp.
4.25%, 06/01/29	USD21,800	21,286,261
4.38%, 01/15/30	USD22,356	21,817,444
4.63%, 06/15/28	USD10,056	10,008,644
5.13%, 11/01/27	USD23,268	23,238,347
6.13%, 10/01/28(b)	USD43,863	43,906,981
6.13%, 06/15/30(b)	USD31,638	32,216,371
6.25%, 02/01/27	USD22,140	22,177,162
6.75%, 05/15/31(b)	USD21,620	22,421,490
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	USD18,214	18,536,275
		872,970,408
Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	USD17,242	15,623,568
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	USD11,799	10,151,749
5.25%, 05/15/27(b)	USD24,355	23,918,778
9.00%, 06/15/30(b)	USD12,560	12,084,270
9.75%, 01/15/29(b)	USD11,152	11,191,272
10.00%, 11/15/29(a)	USD16,129	16,172,129
Stena International SA
7.25%, 01/15/31(a)	USD14,436	14,717,392
7.63%, 02/15/31(a)	USD6,732	6,873,484
		110,732,642
Home Builders — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 04/01/30(a)	USD6,494	6,103,115
6.88%, 08/01/33(a)	USD7,108	7,202,885
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	USD8,317	7,705,279
6.25%, 09/15/27(a)(b)	USD10,196	10,188,659
Century Communities Inc.
3.88%, 08/15/29(a)	USD8,926	8,368,713
6.63%, 09/15/33(a)(b)	USD7,811	7,788,535
Security	Par (000)	Value
Home Builders (continued)
K Hovnanian Enterprises Inc.
8.00%, 04/01/31(a)(b)	USD5,000	$5,103,731
8.38%, 10/01/33(a)	USD3,560	3,644,487
LGI Homes Inc.
7.00%, 11/15/32(a)(b)	USD7,165	6,855,660
8.75%, 12/15/28(a)	USD5,848	6,082,068
Mattamy Group Corp.
4.63%, 03/01/30(a)(b)	USD9,970	9,653,201
5.25%, 12/15/27(a)(b)	USD8,128	8,095,914
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)(b)	USD8,472	8,468,114
5.75%, 01/15/28(a)	USD7,484	7,583,768
5.88%, 06/15/27(a)	USD7,757	7,828,804
		110,672,933
Home Furnishings — 0.4%
FXI Holdings Inc.
12.25%, 11/15/26(a)(b)	USD7,666	6,609,000
12.25%, 11/15/26(a)(b)	USD12,120	10,620,675
Somnigroup International Inc.
3.88%, 10/15/31(a)	USD13,474	12,432,617
4.00%, 04/15/29(a)(b)	USD12,579	12,099,270
Whirlpool Corp.
4.75%, 02/26/29(b)	USD11,008	10,838,552
6.13%, 06/15/30	USD10,054	9,971,179
6.50%, 06/15/33(b)	USD9,288	9,049,520
		71,620,813
Household Products & Wares — 0.1%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	USD8,291	7,876,249
4.13%, 04/30/31(a)(b)	USD6,120	5,723,859
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(a)(b)	USD8,274	6,218,421
10.75%, 06/30/32(a)(b)	USD7,216	3,727,646
		23,546,175
Housewares — 0.4%
Newell Brands Inc.
6.38%, 09/15/27(b)	USD9,425	9,424,301
6.38%, 05/15/30(b)	USD11,573	11,006,289
6.63%, 09/15/29(b)	USD8,185	7,994,938
6.63%, 05/15/32(b)	USD7,430	6,987,025
8.50%, 06/01/28(a)	USD20,312	20,912,372
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31(b)	USD7,464	6,904,060
4.38%, 02/01/32(b)	USD6,640	6,130,579
4.50%, 10/15/29(b)	USD6,087	5,925,165
		75,284,729
Insurance — 2.7%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)(b)	USD11,430	11,027,969
6.00%, 08/01/29(a)(b)	USD7,666	7,584,848
6.75%, 07/01/32(a)	USD8,197	8,401,613
7.50%, 11/06/30(a)	USD17,325	17,938,353
8.25%, 02/01/29(a)	USD15,092	15,699,913
8.50%, 06/15/29(a)	USD8,205	8,613,228
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	USD11,645	11,461,080
5.88%, 11/01/29(a)(b)	USD7,445	7,396,212
6.50%, 10/01/31(a)(b)	USD17,137	17,575,263
6.75%, 10/15/27(a)	USD19,723	19,789,938

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.75%, 04/15/28(a)(b)	USD19,571	$19,887,205
7.00%, 01/15/31(a)(b)	USD24,528	25,378,680
7.38%, 10/01/32(a)	USD10,923	11,283,740
American National Group Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(e)	USD7,456	7,603,220
AmWINS Group Inc.
4.88%, 06/30/29(a)	USD12,798	12,350,503
6.38%, 02/15/29(a)	USD11,359	11,571,441
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	USD22,616	23,643,651
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	USD25,070	26,093,606
Global Atlantic Fin Co., 7.95%, 10/15/54, (5-year CMT + 3.61%)(a)(e)	USD9,528	9,963,404
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	USD16,181	16,647,742
8.13%, 02/15/32(a)	USD8,038	8,284,277
HUB International Ltd.
5.63%, 12/01/29(a)(b)	USD8,583	8,557,399
7.25%, 06/15/30(a)	USD54,678	57,056,181
7.38%, 01/31/32(a)(b)	USD31,268	32,439,293
Jones Deslauriers Insurance Management Inc.
6.88%, 10/01/33(a)(b)	USD7,389	7,304,596
8.50%, 03/15/30(a)(b)	USD11,855	12,453,431
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	USD50,797	52,485,294
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	USD6,269	6,111,797
5.88%, 08/01/32(a)(b)	USD19,208	19,523,887
		494,127,764
Internet — 1.9%
Arches Buyer Inc.
4.25%, 06/01/28(a)	USD14,989	14,643,474
6.13%, 12/01/28(a)(b)	USD7,889	7,699,980
Cogent Communications Group LLC/Cogent Finance Inc.
6.50%, 07/01/32(a)(b)	USD9,280	8,857,540
7.00%, 06/15/27(a)(b)	USD7,452	7,432,853
Gen Digital Inc.
6.25%, 04/01/33(a)	USD15,284	15,719,197
6.75%, 09/30/27(a)(b)	USD20,522	20,823,478
7.13%, 09/30/30(a)(b)	USD9,720	10,039,717
Getty Images Inc., 10.50%, 11/15/30(a)(b)	USD6,290	6,337,469
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)(b)	USD12,403	11,799,296
5.25%, 12/01/27(a)	USD9,930	9,916,829
ION Platform Finance U.S. Inc./ION Platform Finance SARL
5.75%, 05/15/28(a)	USD6,871	6,567,327
8.75%, 05/01/29(a)(b)	USD10,713	10,883,110
9.00%, 08/01/29(a)	USD5,000	5,075,000
9.50%, 05/30/29(a)	USD12,006	12,256,405
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	USD8,186	7,417,035
4.13%, 08/01/30(a)	USD8,345	7,841,075
4.63%, 06/01/28(a)	USD7,519	7,410,253
5.00%, 12/15/27(a)	USD7,147	7,122,266
6.13%, 09/15/33(a)	USD10,750	10,821,436
Security	Par (000)	Value
Internet (continued)
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)	USD9,529	$5,614,315
11.75%, 10/15/28(a)	USD8,253	5,461,561
Rakuten Group Inc.
6.25%, (5-year CMT + 4.96%)(a)(b)(e)(f)	USD15,654	15,141,286
8.13%, (5-year CMT + 4.25%)(a)(b)(e)(f)	USD9,156	9,558,509
9.75%, 04/15/29(a)	USD33,009	36,990,364
11.25%, 02/15/27(a)	USD28,600	30,881,350
Snap Inc.
6.88%, 03/01/33(a)(b)	USD24,406	24,945,744
6.88%, 03/15/34(a)(b)	USD9,540	9,706,091
Wayfair LLC
7.25%, 10/31/29(a)	USD12,755	13,173,489
7.75%, 09/15/30(a)(b)	USD11,337	11,961,236
		352,097,685
Iron & Steel — 0.8%
Cleveland-Cliffs Inc.
6.75%, 04/15/30(a)(b)	USD11,534	11,780,233
6.88%, 11/01/29(a)(b)	USD14,822	15,237,627
7.00%, 03/15/32(a)(b)	USD23,587	24,113,695
7.38%, 05/01/33(a)(b)	USD15,085	15,610,641
7.50%, 09/15/31(a)(b)	USD13,353	13,958,102
7.63%, 01/15/34(a)(b)	USD20,490	21,286,018
Mineral Resources Ltd.
7.00%, 04/01/31(a)(b)	USD1,887	1,954,190
8.00%, 11/01/27(a)(b)	USD11,259	11,490,211
8.50%, 05/01/30(a)(b)	USD12,061	12,558,870
9.25%, 10/01/28(a)(b)	USD20,207	21,195,419
		149,185,006
Leisure Time — 0.9%
NCL Corp. Ltd.
5.88%, 01/15/31(a)(b)	USD20,371	20,368,564
6.25%, 09/15/33(a)(b)	USD14,224	14,359,008
6.75%, 02/01/32(a)(b)	USD29,466	30,276,265
7.75%, 02/15/29(a)(b)	USD10,052	10,738,572
NCL Finance Ltd., 6.13%, 03/15/28(a)	USD7,809	7,974,750
Sabre GLBL Inc.
10.75%, 11/15/29(a)	USD14,480	13,747,434
11.13%, 07/15/30(a)(b)	USD21,572	20,390,933
Viking Cruises Ltd.
5.88%, 10/15/33(a)(b)	USD11,252	11,412,748
7.00%, 02/15/29(a)(b)	USD8,792	8,827,592
9.13%, 07/15/31(a)	USD13,257	14,199,292
VOC Escrow Ltd., 5.00%, 02/15/28(a)	USD11,522	11,488,528
		163,783,686
Lodging — 2.6%
Boyd Gaming Corp.
4.75%, 12/01/27(b)	USD14,762	14,720,755
4.75%, 06/15/31(a)	USD14,422	13,896,820
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)(b)	USD25,014	23,047,162
3.75%, 05/01/29(a)	USD12,639	12,214,819
4.00%, 05/01/31(a)	USD18,069	17,172,396
4.88%, 01/15/30(b)	USD16,131	16,094,631
5.75%, 05/01/28(a)(b)	USD7,220	7,230,536
5.75%, 09/15/33(a)	USD16,172	16,479,931
5.88%, 04/01/29(a)(b)	USD9,530	9,727,843
5.88%, 03/15/33(a)	USD15,682	16,091,275
6.13%, 04/01/32(a)	USD6,661	6,858,921

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	USD7,886	$7,286,944
5.00%, 06/01/29(a)	USD13,477	12,931,634
6.63%, 01/15/32(a)	USD14,611	14,817,844
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	USD2,919	2,919,638
Marriott Ownership Resorts Inc.
4.50%, 06/15/29(a)(b)	USD2,826	2,717,492
6.50%, 10/01/33(a)(b)	USD9,762	9,628,098
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)(b)	USD19,404	19,142,046
5.63%, 07/17/27(a)(b)	USD8,852	8,836,831
5.75%, 07/21/28(a)(b)	USD12,876	12,855,798
6.50%, 09/24/33(a)	USD7,774	7,818,254
7.63%, 04/17/32(a)(b)	USD11,295	11,890,165
MGM China Holdings Ltd.
4.75%, 02/01/27(a)	USD10,153	10,109,887
7.13%, 06/26/31(a)(b)	USD7,670	8,116,283
MGM Resorts International
4.75%, 10/15/28(b)	USD12,584	12,463,839
5.50%, 04/15/27(b)	USD12,736	12,804,306
6.13%, 09/15/29(b)	USD13,861	14,102,312
6.50%, 04/15/32(b)	USD11,922	12,111,452
Station Casinos LLC
4.50%, 02/15/28(a)(b)	USD10,199	10,017,223
4.63%, 12/01/31(a)(b)	USD8,224	7,707,680
6.63%, 03/15/32(a)(b)	USD8,164	8,294,626
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	USD16,819	16,083,668
6.50%, 01/15/28(a)(b)	USD7,724	7,709,278
Travel + Leisure Co.
4.50%, 12/01/29(a)(b)	USD10,459	10,142,779
6.00%, 04/01/27(b)	USD6,717	6,808,425
6.13%, 09/01/33(a)	USD8,223	8,313,441
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	USD17,108	16,861,859
5.50%, 10/01/27(a)(b)	USD10,936	10,910,934
5.63%, 08/26/28(a)(b)	USD22,368	22,342,277
6.75%, 02/15/34(a)	USD15,890	16,029,147
		475,309,249
Machinery — 0.5%
Chart Industries Inc.
7.50%, 01/01/30(a)	USD23,482	24,501,039
9.50%, 01/01/31(a)	USD8,879	9,494,770
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(b)	USD15,701	16,202,887
Terex Corp.
5.00%, 05/15/29(a)	USD9,837	9,668,642
6.25%, 10/15/32(a)(b)	USD11,733	11,902,867
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)(b)	USD24,180	24,144,170
		95,914,375
Manufacturing — 0.4%
Axon Enterprise Inc.
6.13%, 03/15/30(a)(b)	USD15,498	15,962,077
6.25%, 03/15/33(a)	USD11,344	11,763,374
Security	Par (000)	Value
Manufacturing (continued)
Entegris Inc.
3.63%, 05/01/29(a)(b)	USD6,315	$5,991,693
4.38%, 04/15/28(a)	USD5,460	5,366,695
4.75%, 04/15/29(a)	USD25,415	25,234,121
5.95%, 06/15/30(a)(b)	USD13,478	13,656,233
		77,974,193
Media — 8.6%
AMC Networks Inc.
10.25%, 01/15/29(a)(b)	USD13,633	14,319,593
10.50%, 07/15/32(a)(b)	USD6,156	6,473,003
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	USD48,472	43,852,013
4.25%, 01/15/34(a)(b)	USD31,562	26,493,780
4.50%, 08/15/30(a)(b)	USD43,780	41,007,951
4.50%, 05/01/32(b)	USD46,319	41,197,962
4.50%, 06/01/33(a)(b)	USD27,668	24,005,623
4.75%, 03/01/30(a)(b)	USD48,836	46,350,692
4.75%, 02/01/32(a)(b)	USD19,486	17,616,946
5.00%, 02/01/28(a)(b)	USD39,593	39,135,321
5.13%, 05/01/27(a)	USD54,380	54,051,713
5.38%, 06/01/29(a)	USD24,648	24,378,063
6.38%, 09/01/29(a)(b)	USD25,993	26,186,167
7.38%, 03/01/31(a)(b)	USD17,933	18,217,443
CSC Holdings LLC
3.38%, 02/15/31(a)	USD16,422	9,929,408
4.13%, 12/01/30(a)	USD17,532	10,753,419
4.50%, 11/15/31(a)	USD23,761	14,534,658
4.63%, 12/01/30(a)	USD36,412	12,883,778
5.00%, 11/15/31(a)	USD7,421	2,606,752
5.38%, 02/01/28(a)	USD16,228	13,463,155
5.50%, 04/15/27(a)	USD20,388	18,881,547
5.75%, 01/15/30(a)	USD34,598	12,949,557
6.50%, 02/01/29(a)	USD28,005	19,232,434
7.50%, 04/01/28(a)	USD16,344	10,938,222
11.25%, 05/15/28(a)	USD15,956	13,993,412
11.75%, 01/31/29(a)	USD32,731	25,832,942
Directv Financing LLC
8.88%, 02/01/30(a)	USD11,513	11,452,189
8.88%, 02/01/30(a)(b)	USD26,353	26,181,706
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(a)(b)	USD27,684	27,671,517
10.00%, 02/15/31(a)	USD33,851	33,800,288
Discovery Communications LLC
3.63%, 05/15/30	USD14,638	13,560,307
3.95%, 03/20/28	USD16,422	16,106,643
4.13%, 05/15/29	USD7,408	7,171,978
5.00%, 09/20/37	USD6,852	5,796,028
6.35%, 06/01/40	USD7,241	6,505,703
DISH DBS Corp.
5.25%, 12/01/26(a)	USD42,878	42,183,368
5.75%, 12/01/28(a)	USD39,417	37,906,170
7.38%, 07/01/28	USD15,937	14,876,227
5.13%, 06/01/29	USD23,856	20,572,789
DISH Network Corp., 11.75%, 11/15/27(a)	USD59,716	62,806,285
EW Scripps Co. (The), 9.88%, 08/15/30(a)	USD11,655	11,036,411
Gray Media Inc.
7.25%, 08/15/33(a)(b)	USD12,376	12,105,148
9.63%, 07/15/32(a)(b)	USD15,051	15,115,820

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Gray Television Inc.
4.75%, 10/15/30(a)(b)	USD13,276	$9,436,907
5.38%, 11/15/31(a)(b)	USD19,244	13,340,553
10.50%, 07/15/29(a)(b)	USD22,941	24,695,569
iHeartCommunications Inc.
7.75%, 08/15/30(a)(b)	USD10,054	8,437,778
9.13%, 05/01/29(a)(b)	USD11,614	10,675,662
10.88%, 05/01/30(a)(b)	USD11,350	8,142,278
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)(b)	USD13,259	7,997,879
6.75%, 10/15/27(a)	USD18,906	11,827,745
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)	USD14,729	14,670,569
7.38%, 09/01/31(a)(b)	USD9,995	10,248,601
8.00%, 08/01/29(a)	USD11,733	11,800,354
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	USD15,629	15,379,111
5.63%, 07/15/27(a)	USD26,884	26,844,540
Paramount Global
6.25%, 02/28/57, (3-mo. SOFR US + 4.16%)(b)(e)	USD9,926	9,672,519
6.38%, 03/30/62, (5-year CMT + 4.00%)(b)(e)	USD15,471	15,233,633
Radiate Holdco LLC / Radiate Finance Inc., 9.25%, 03/25/30, (9.25% PIK)(a)(b)(d)	USD13,372	8,386,604
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	USD8,184	7,381,610
Sinclair Television Group Inc.
5.50%, 03/01/30(a)(b)	USD9,407	8,004,040
8.13%, 02/15/33(a)(b)	USD25,074	25,561,373
Sirius XM Radio LLC
3.88%, 09/01/31(a)(b)	USD24,185	21,948,052
4.00%, 07/15/28(a)	USD32,847	31,902,511
4.13%, 07/01/30(a)(b)	USD23,926	22,499,910
5.00%, 08/01/27(a)	USD23,138	23,098,908
5.50%, 07/01/29(a)(b)	USD19,417	19,418,596
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	USD19,679	18,784,241
TEGNA Inc.
4.63%, 03/15/28(b)	USD16,092	15,897,242
5.00%, 09/15/29(b)	USD17,184	17,045,624
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	USD14,200	14,129,000
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	USD17,853	16,737,775
7.38%, 06/30/30(a)(b)	USD14,862	14,918,820
8.00%, 08/15/28(a)	USD23,768	24,467,485
8.50%, 07/31/31(a)(b)	USD21,534	22,035,861
9.38%, 08/01/32(a)(b)	USD24,796	26,153,933
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	USD15,234	13,588,787
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	USD15,768	14,646,887
5.50%, 05/15/29(a)	USD24,631	24,170,708
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)(b)	USD8,013	7,840,087
VZ Secured Financing BV
5.00%, 01/15/32(a)	USD25,356	23,045,959
7.50%, 01/15/33(a)	USD8,060	8,211,986
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	USD7,319	6,439,198
Ziggo BV, 4.88%, 01/15/30(a)	USD16,311	15,411,739
		1,604,264,765
Security	Par (000)	Value
Mining — 1.1%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	USD8,171	$7,947,000
7.13%, 03/15/31(a)(b)	USD11,298	11,922,340
Alumina Pty. Ltd.
6.13%, 03/15/30(a)(b)	USD8,302	8,510,519
6.38%, 09/15/32(a)	USD7,718	7,979,964
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	USD11,446	12,146,372
11.50%, 10/01/31(a)	USD9,735	10,812,176
Constellium SE, 3.75%, 04/15/29(a)(b)	USD7,868	7,506,029
Fortescue Treasury Pty Ltd.
4.38%, 04/01/31(a)(b)	USD19,552	18,911,733
4.50%, 09/15/27(a)	USD9,589	9,538,271
5.88%, 04/15/30(a)(b)	USD9,054	9,347,073
6.13%, 04/15/32(a)(b)	USD13,686	14,247,216
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	USD9,082	8,665,876
4.63%, 03/01/28(a)	USD8,402	8,399,143
5.88%, 03/01/34(a)	USD3,820	3,804,440
Novelis Corp.
3.88%, 08/15/31(a)	USD11,703	10,723,031
4.75%, 01/30/30(a)	USD25,675	24,796,833
6.38%, 08/15/33(a)	USD11,632	11,798,716
6.88%, 01/30/30(a)(b)	USD12,045	12,484,167
		199,540,899
Office & Business Equipment — 0.1%
Xerox Corp.
10.25%, 10/15/30(a)(b)	USD6,136	6,274,004
13.50%, 04/15/31(a)(b)	USD7,775	7,510,729
Xerox Holdings Corp.
5.50%, 08/15/28(a)(b)	USD11,735	5,579,993
8.88%, 11/30/29(a)(b)	USD7,744	3,354,362
		22,719,088
Oil & Gas — 5.2%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	USD16,891	17,533,584
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	USD5,683	5,657,099
6.63%, 10/15/32(a)	USD10,557	10,762,003
6.63%, 07/15/33(a)	USD7,994	8,127,469
Baytex Energy Corp.
7.38%, 03/15/32(a)(b)	USD8,572	8,424,350
8.50%, 04/30/30(a)(b)	USD12,628	12,942,959
California Resources Corp.
7.00%, 01/15/34(a)(b)	USD7,210	7,175,632
8.25%, 06/15/29(a)	USD1,459	1,518,000
Chord Energy Corp.
6.00%, 10/01/30(a)	USD7,170	7,165,783
6.75%, 03/15/33(a)(b)	USD7,493	7,652,773
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	USD13,718	14,281,743
Civitas Resources Inc.
5.00%, 10/15/26(a)	USD1,326	1,319,771
8.38%, 07/01/28(a)	USD24,699	25,473,551
8.63%, 11/01/30(a)	USD16,306	16,834,378
8.75%, 07/01/31(a)(b)	USD22,688	23,331,867
9.63%, 06/15/33(a)(b)	USD12,582	13,473,634
CNX Resources Corp.
6.00%, 01/15/29(a)(b)	USD7,697	7,731,919
7.25%, 03/01/32(a)(b)	USD9,630	10,013,068

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.38%, 01/15/31(a)(b)	USD8,353	$8,653,186
Comstock Resources Inc.
5.88%, 01/15/30(a)	USD16,428	15,610,950
6.75%, 03/01/29(a)	USD28,574	28,311,412
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	USD16,083	15,169,881
7.63%, 04/01/32(a)(b)	USD18,265	17,686,772
8.38%, 01/15/34(a)	USD9,725	9,520,302
CVR Energy Inc.
5.75%, 02/15/28(a)	USD5,656	5,586,396
8.50%, 01/15/29(a)(b)	USD9,723	9,953,032
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(g)	USD9,841	9,667,002
5.88%, 03/30/31(a)(g)	USD9,854	9,514,741
8.50%, 09/30/33(a)(g)	USD11,757	12,532,843
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	USD9,296	9,095,588
6.00%, 04/15/30(a)(b)	USD8,042	7,844,543
6.00%, 02/01/31(a)	USD9,968	9,452,580
6.25%, 11/01/28(a)(b)	USD10,908	10,929,795
6.25%, 04/15/32(a)	USD8,337	7,896,631
6.88%, 05/15/34(a)	USD8,191	7,779,075
7.25%, 02/15/35(a)(b)	USD15,903	15,304,914
8.38%, 11/01/33(a)	USD9,041	9,348,568
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(g)	USD8,809	8,847,768
6.75%, 06/30/30(a)(g)	USD8,060	8,153,347
Matador Resources Co.
6.25%, 04/15/33(a)(b)	USD11,674	11,686,862
6.50%, 04/15/32(a)	USD15,097	15,251,880
6.88%, 04/15/28(a)	USD8,225	8,384,551
Nabors Industries Inc.
7.38%, 05/15/27(a)(b)	USD9,547	9,675,025
8.88%, 08/15/31(a)(b)	USD8,432	8,005,010
9.13%, 01/31/30(a)	USD10,199	10,711,021
Noble Finance II LLC, 8.00%, 04/15/30(a)	USD24,113	25,001,764
Northern Oil & Gas Inc.
7.88%, 10/15/33(a)	USD10,900	10,591,958
8.75%, 06/15/31(a)(b)	USD7,422	7,559,151
Parkland Corp.
4.50%, 10/01/29(a)	USD14,555	14,005,633
4.63%, 05/01/30(a)	USD13,865	13,408,324
5.88%, 07/15/27(a)	USD6,066	6,065,062
6.63%, 08/15/32(a)	USD9,248	9,422,103
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	USD12,680	12,557,637
7.88%, 09/15/30(a)(b)	USD8,284	8,297,951
9.88%, 03/15/30(a)(b)	USD14,115	14,986,381
Permian Resources Operating LLC
5.88%, 07/01/29(a)(b)	USD13,472	13,480,525
6.25%, 02/01/33(a)(b)	USD17,516	17,851,013
7.00%, 01/15/32(a)	USD17,650	18,301,890
8.00%, 04/15/27(a)	USD10,135	10,282,336
Range Resources Corp.
4.75%, 02/15/30(a)(b)	USD7,539	7,370,284
8.25%, 01/15/29	USD10,894	11,106,295
SM Energy Co.
6.50%, 07/15/28(b)	USD7,495	7,538,029
6.63%, 01/15/27(b)	USD5,551	5,556,346
6.75%, 08/01/29(a)(b)	USD13,575	13,537,594
7.00%, 08/01/32(a)(b)	USD12,477	12,195,715
Security	Par (000)	Value
Oil & Gas (continued)
Sunoco LP
5.63%, 03/15/31(a)	USD15,931	$15,933,199
5.88%, 03/15/34(a)	USD14,171	14,161,347
6.25%, 07/01/33(a)(b)	USD17,086	17,421,839
7.00%, 05/01/29(a)	USD11,877	12,330,548
7.25%, 05/01/32(a)(b)	USD11,935	12,565,353
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	USD14,835	14,567,302
4.50%, 04/30/30	USD14,710	14,257,466
5.88%, 03/15/28	USD7,932	7,945,891
6.00%, 04/15/27(b)	USD6,386	6,393,002
7.00%, 09/15/28(a)	USD7,341	7,571,635
Talos Production Inc.
9.00%, 02/01/29(a)	USD9,786	10,059,644
9.38%, 02/01/31(a)(b)	USD9,745	9,957,365
Transocean International Ltd.
7.88%, 10/15/32(a)	USD3,827	3,937,769
8.25%, 05/15/29(a)(b)	USD14,373	14,444,205
8.50%, 05/15/31(a)(b)	USD14,366	14,263,727
8.75%, 02/15/30(a)	USD13,352	14,009,514
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	USD7,810	8,035,301
Valaris Ltd., 8.38%, 04/30/30(a)(b)	USD18,867	19,627,893
Vital Energy Inc., 7.88%, 04/15/32(a)(b)	USD16,008	15,157,453
		971,749,702
Oil & Gas Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	USD16,849	16,895,542
6.63%, 09/01/32(a)(b)	USD11,071	11,392,059
Kodiak Gas Services LLC
6.50%, 10/01/33(a)(b)	USD12,922	13,244,517
6.75%, 10/01/35(a)(b)	USD10,812	11,128,769
7.25%, 02/15/29(a)(b)	USD4,337	4,505,148
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(a)	USD11,999	12,045,909
7.13%, 03/15/29(a)	USD16,415	16,958,803
WBI Operating LLC
6.25%, 10/15/30(a)	USD5,000	5,006,250
6.50%, 10/15/33(a)	USD5,000	5,006,250
Weatherford International Ltd., 6.75%, 10/15/33(a)(b)	USD10,697	10,927,542
		107,110,789
Packaging & Containers — 2.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	USD9,204	8,774,987
4.00%, 09/01/29(a)(b)	USD16,063	14,978,131
6.00%, 06/15/27(a)	USD11,540	11,567,544
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)(c)	USD17,613	15,964,344
5.25%, 08/15/27(a)	USD27,047	6,808,728
Ball Corp.
2.88%, 08/15/30(b)	USD22,215	20,327,402
3.13%, 09/15/31(b)	USD17,360	15,821,649
5.50%, 09/15/33	USD11,861	11,995,412
6.00%, 06/15/29(b)	USD16,505	16,906,968

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
6.88%, 03/15/28	USD9,699	$9,868,195
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	USD8,371	8,412,931
6.75%, 04/15/32(a)(b)	USD24,177	24,230,390
6.88%, 01/15/30(a)(b)	USD8,440	8,530,288
8.75%, 04/15/30(a)(b)	USD18,742	18,780,831
Crown Americas LLC
5.25%, 04/01/30(b)	USD8,506	8,632,286
5.88%, 06/01/33(a)(b)	USD10,804	10,962,391
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26(b)	USD1,411	1,401,235
Graphic Packaging International LLC
3.50%, 03/15/28(a)	USD7,624	7,349,429
3.75%, 02/01/30(a)(b)	USD5,983	5,607,746
6.38%, 07/15/32(a)(b)	USD8,552	8,663,637
LABL Inc.
5.88%, 11/01/28(a)(b)	USD7,537	5,439,830
8.25%, 11/01/29(a)(b)	USD6,807	3,321,816
8.63%, 10/01/31(a)(b)	USD15,436	9,892,431
10.50%, 07/15/27(a)(b)	USD10,296	6,708,758
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	USD49,047	49,221,803
9.25%, 04/15/27(a)	USD23,207	22,928,107
OI European Group BV, 4.75%, 02/15/30(a)(b)	USD6,586	6,214,918
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)(b)	USD11,098	11,102,354
7.25%, 05/15/31(a)(b)	USD10,539	10,322,525
Sealed Air Corp.
4.00%, 12/01/27(a)(b)	USD6,077	5,984,399
5.00%, 04/15/29(a)(b)	USD7,382	7,324,856
6.50%, 07/15/32(a)(b)	USD6,313	6,534,803
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)	USD11,611	11,756,774
7.25%, 02/15/31(a)(b)	USD7,329	7,680,002
Trivium Packaging Finance BV
8.25%, 07/15/30(a)(b)	USD9,688	10,027,556
12.25%, 01/15/31(a)	USD9,610	10,048,937
		420,094,393
Pharmaceuticals — 2.5%
1261229 BC Ltd., 10.00%, 04/15/32(a)(b)	USD69,361	72,101,568
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	USD7,975	7,560,831
5.13%, 03/01/30(a)(b)	USD9,095	8,689,939
Bausch Health Americas Inc., 8.50%, 01/31/27(a)	USD8,901	8,850,561
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	USD20,090	18,411,400
5.00%, 01/30/28(a)	USD5,510	4,822,283
5.00%, 02/15/29(a)	USD6,120	4,720,560
5.25%, 01/30/30(a)	USD10,258	7,410,550
5.25%, 02/15/31(a)	USD6,070	4,073,881
6.25%, 02/15/29(a)	USD10,183	8,353,721
11.00%, 09/30/28(a)	USD27,823	29,135,898
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(e)	USD12,326	12,820,172
7.00%, 03/10/55, (5-year CMT + 2.89%)(e)	USD35,733	37,528,823
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(b)	USD15,998	16,965,831
Security	Par (000)	Value
Pharmaceuticals (continued)
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	USD9,212	$8,118,785
12.25%, 04/15/29(a)	USD19,364	21,024,180
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	USD24,443	23,912,680
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	USD33,001	31,317,982
5.13%, 04/30/31(a)(b)	USD31,561	24,206,413
6.75%, 05/15/34(a)(b)	USD9,162	8,210,373
7.88%, 05/15/34(a)(b)	USD8,005	6,235,239
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	USD7,077	5,357,289
6.63%, 04/01/30(a)(b)	USD8,376	6,711,479
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD9,400	9,254,840
4.75%, 05/09/27	USD11,632	11,627,680
5.13%, 05/09/29(b)	USD15,327	15,400,281
6.00%, 12/01/32(b)	USD8,366	8,732,891
6.75%, 03/01/28(b)	USD19,324	20,050,039
8.13%, 09/15/31	USD7,869	9,021,018
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30(b)	USD10,866	11,220,421
		461,847,608
Pipelines — 5.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)(b)	USD12,313	12,305,345
5.75%, 01/15/28(a)	USD11,072	11,063,534
5.75%, 10/15/33(a)	USD10,174	10,155,586
6.63%, 02/01/32(a)(b)	USD9,502	9,835,134
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	USD8,196	8,501,140
7.25%, 07/15/32(a)	USD7,431	7,802,316
Buckeye Partners LP
3.95%, 12/01/26	USD9,725	9,633,416
4.13%, 12/01/27	USD7,083	6,988,105
4.50%, 03/01/28(a)	USD8,406	8,290,912
6.75%, 02/01/30(a)(b)	USD7,475	7,799,091
6.88%, 07/01/29(a)	USD9,439	9,796,854
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	USD22,758	22,523,420
7.50%, 12/15/33(a)(b)	USD8,629	9,333,077
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	USD7,832	7,870,020
7.38%, 06/30/33(a)(b)	USD10,942	11,102,938
8.63%, 03/15/29(a)	USD16,832	17,514,157
Energy Transfer LP
6.50%, 02/15/56, (5-year CMT + 2.68%)(b)(e)	USD13,556	13,443,032
6.75%, 02/15/56, (5-year CMT + 2.48%)(e)	USD12,104	12,126,247
7.13%, 10/01/54, (5-year CMT + 2.83%)(b)(e)	USD7,022	7,254,151
8.00%, 05/15/54, (5-year CMT + 4.02%)(e)	USD12,831	13,664,218

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28(b)	USD12,527	$12,615,477
7.88%, 05/15/32(b)	USD12,012	12,362,299
8.00%, 05/15/33	USD9,652	9,965,292
8.25%, 01/15/29	USD9,727	10,141,250
8.88%, 04/15/30	USD9,469	9,991,528
Global Partners LP/GLP Finance Corp.
7.13%, 07/01/33(a)	USD7,757	7,868,633
8.25%, 01/15/32(a)	USD7,549	7,901,768
Harvest Midstream I LP
7.50%, 09/01/28(a)	USD19,859	20,080,525
7.50%, 05/15/32(a)	USD8,237	8,519,927
Hess Midstream Operations LP
4.25%, 02/15/30(a)	USD11,151	10,858,358
5.13%, 06/15/28(a)	USD9,243	9,226,400
5.50%, 10/15/30(a)	USD6,893	6,932,874
5.88%, 03/01/28(a)(b)	USD13,631	13,893,530
6.50%, 06/01/29(a)	USD10,178	10,533,401
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(a)	USD11,631	11,969,432
7.38%, 07/15/32(a)	USD9,313	9,764,985
ITT Holdings LLC, 6.50%, 08/01/29(a)	USD19,354	18,742,895
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	USD15,842	15,948,168
6.63%, 12/15/28(a)	USD16,732	17,164,266
New Fortress Energy Inc., 6.50%, 09/30/26(a)(b)	USD6,334	932,894
NFE Financing LLC, 12.00%, 11/15/29(a)(b)	USD38,862	9,129,161
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)(b)	USD14,491	14,820,924
8.38%, 02/15/32(a)(b)	USD20,876	21,340,977
NuStar Logistics LP
5.63%, 04/28/27	USD8,232	8,287,073
6.38%, 10/01/30(b)	USD9,275	9,663,868
Rockies Express Pipeline LLC
4.95%, 07/15/29(a)	USD8,195	8,106,029
6.75%, 03/15/33(a)	USD8,030	8,411,940
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.67%)(b)(e)	USD10,460	11,192,775
7.63%, 03/01/55, (5-year CMT + 3.95%)(e)	USD7,566	7,880,976
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	USD12,500	12,441,841
6.00%, 12/31/30(a)	USD11,098	10,986,825
6.00%, 09/01/31(a)(b)	USD7,435	7,313,682
6.75%, 03/15/34(a)	USD10,979	10,909,499
7.38%, 02/15/29(a)	USD13,763	14,183,567
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	USD19,507	17,237,193
6.25%, 01/15/30(a)	USD16,619	16,946,353
3.88%, 08/15/29(a)	USD20,270	19,197,987
4.13%, 08/15/31(a)(b)	USD19,558	18,078,187
Venture Global LNG Inc.
7.00%, 01/15/30(a)(b)	USD23,745	24,011,825
8.13%, 06/01/28(a)(b)	USD38,229	39,390,986
8.38%, 06/01/31(a)(b)	USD36,351	37,337,210
Security	Par (000)	Value
Pipelines (continued)
9.50%, 02/01/29(a)	USD48,397	$52,106,219
9.88%, 02/01/32(a)(b)	USD31,953	34,147,145
Venture Global Plaquemines LNG LLC
6.50%, 01/15/34(a)(b)	USD32,197	33,714,332
6.75%, 01/15/36(a)	USD32,654	34,587,656
7.50%, 05/01/33(a)	USD20,064	22,061,526
7.75%, 05/01/35(a)(b)	USD20,166	22,758,785
		968,661,136
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	USD10,527	10,615,156
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	USD7,358	6,743,914
5.75%, 01/15/29(a)	USD9,375	9,000,041
9.75%, 04/15/30(a)	USD7,629	8,297,583
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	USD11,857	11,940,370
8.88%, 09/01/31(a)(b)	USD7,600	8,135,007
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	USD10,189	9,753,644
4.38%, 02/01/31(a)(b)	USD9,951	9,362,674
5.38%, 08/01/28(a)	USD11,813	11,772,526
Kennedy-Wilson Inc.
4.75%, 03/01/29	USD9,221	8,702,932
4.75%, 02/01/30(b)	USD9,713	8,952,968
5.00%, 03/01/31(b)	USD9,910	9,131,952
		112,408,767
Real Estate Investment Trusts — 3.6%
Brandywine Operating Partnership LP
3.95%, 11/15/27(b)	USD6,528	6,426,140
8.88%, 04/12/29(b)	USD9,480	10,292,096
Diversified Healthcare Trust
4.38%, 03/01/31(b)	USD8,273	7,258,235
4.75%, 02/15/28	USD8,165	7,757,544
Global Net Lease Inc., 4.50%, 09/30/28(a)	USD3,470	3,403,263
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	USD6,307	5,380,142
3.95%, 11/01/27	USD6,200	5,938,145
4.65%, 04/01/29(b)	USD8,681	7,985,914
Iron Mountain Inc.
4.50%, 02/15/31(a)	USD17,030	16,341,608
4.88%, 09/15/27(a)	USD15,238	15,174,925
4.88%, 09/15/29(a)	USD18,222	17,991,233
5.00%, 07/15/28(a)	USD7,152	7,115,418
5.25%, 03/15/28(a)	USD12,948	12,936,018
5.25%, 07/15/30(a)	USD22,448	22,348,703
5.63%, 07/15/32(a)(b)	USD8,980	8,975,802
6.25%, 01/15/33(a)(b)	USD19,721	20,197,881
7.00%, 02/15/29(a)	USD16,732	17,227,901
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	USD12,710	12,275,727
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	USD9,205	9,111,516
4.75%, 06/15/29(a)	USD10,671	10,465,353
5.50%, 08/01/30(b)	USD8,472	8,632,788
7.00%, 07/15/31(a)	USD7,800	8,195,920

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Millrose Properties Inc.
6.25%, 09/15/32(a)	USD12,804	$12,864,933
6.38%, 08/01/30(a)	USD21,488	21,783,512
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31(b)	USD20,795	14,693,924
4.63%, 08/01/29(b)	USD14,470	11,814,091
5.00%, 10/15/27(b)	USD22,000	21,171,286
8.50%, 02/15/32(a)(b)	USD25,415	26,590,083
Office Properties Income Trust, 3.25%, 03/15/27(a)(b)	USD122	94,433
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	USD11,501	11,161,362
5.88%, 10/01/28(a)	USD11,351	11,338,689
7.00%, 02/01/30(a)(b)	USD8,227	8,390,814
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)(b)	USD9,640	9,476,996
4.75%, 10/15/27(b)	USD10,491	10,461,020
6.50%, 04/01/32(a)(b)	USD17,022	17,511,187
6.50%, 06/15/33(a)	USD10,807	11,157,734
7.25%, 07/15/28(a)	USD6,805	7,019,061
Rithm Capital Corp.
8.00%, 04/01/29(a)	USD12,368	12,592,837
8.00%, 07/15/30(a)	USD7,573	7,668,839
SBA Communications Corp.
3.13%, 02/01/29(b)	USD24,294	22,974,843
3.88%, 02/15/27(b)	USD25,308	24,996,593
Service Properties Trust
0.00%, 09/30/27(a)(h)	USD975	860,220
3.95%, 01/15/28(b)	USD6,387	5,939,038
4.38%, 02/15/30(b)	USD6,489	5,458,795
4.95%, 02/15/27(b)	USD6,269	6,249,330
4.95%, 10/01/29(b)	USD6,359	5,491,672
5.50%, 12/15/27	USD7,224	7,032,042
8.38%, 06/15/29	USD11,707	11,658,929
8.63%, 11/15/31(a)(b)	USD16,900	17,814,777
8.88%, 06/15/32(b)	USD7,787	7,693,556
Starwood Property Trust Inc.
4.38%, 01/15/27(a)(b)	USD9,365	9,271,490
5.25%, 10/15/28(a)	USD6,395	6,414,558
5.75%, 01/15/31(a)	USD5,800	5,881,614
6.00%, 04/15/30(a)	USD7,099	7,249,781
6.50%, 07/01/30(a)(b)	USD8,093	8,422,796
6.50%, 10/15/30(a)(b)	USD8,645	9,004,453
7.25%, 04/01/29(a)	USD10,212	10,751,997
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	USD10,883	9,748,980
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	USD9,737	9,504,292
6.50%, 02/15/29(a)	USD17,584	16,457,328
8.63%, 06/15/32(a)(b)	USD9,378	8,766,246
		674,866,403
Retail — 4.7%
Advance Auto Parts Inc.
3.90%, 04/15/30(b)	USD7,808	7,153,604
7.00%, 08/01/30(a)	USD17,538	17,689,030
7.38%, 08/01/33(a)(b)	USD15,962	16,169,458
Security	Par (000)	Value
Retail (continued)
Asbury Automotive Group Inc.
4.50%, 03/01/28(b)	USD5,626	$5,569,392
4.63%, 11/15/29(a)(b)	USD12,580	12,222,237
4.75%, 03/01/30(b)	USD7,152	6,984,206
5.00%, 02/15/32(a)(b)	USD9,431	9,076,661
Bath & Body Works Inc.
5.25%, 02/01/28(b)	USD6,723	6,772,665
6.63%, 10/01/30(a)(b)	USD13,902	14,260,951
7.50%, 06/15/29(b)	USD8,583	8,813,479
Burger King (Restaurant Brands International Inc.)/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	USD12,540	12,070,413
3.88%, 01/15/28(a)	USD24,246	23,798,887
4.00%, 10/15/30(a)	USD47,858	45,264,010
4.38%, 01/15/28(a)	USD12,459	12,303,457
5.63%, 09/15/29(a)(b)	USD8,402	8,548,104
6.13%, 06/15/29(a)(b)	USD20,466	20,988,303
Carvana Co.
9.00%, 06/01/30, (9.00% Cash)(a)(b)(d)	USD28,686	29,993,672
9.00%, 06/01/31, (9.00% Cash)(a)(b)(d)	USD27,172	30,297,012
EG Global Finance PLC, 12.00%, 11/30/28(a)(b)	USD23,986	26,258,412
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31(a)	USD6,740	6,802,311
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)(b)	USD16,807	16,036,172
6.75%, 01/15/30(a)(b)	USD20,020	18,587,009
FirstCash Inc.
4.63%, 09/01/28(a)	USD7,857	7,749,241
5.63%, 01/01/30(a)(b)	USD8,292	8,304,290
6.88%, 03/01/32(a)(b)	USD7,572	7,853,343
Gap Inc. (The)
3.63%, 10/01/29(a)	USD11,648	10,959,670
3.88%, 10/01/31(a)(b)	USD12,176	11,123,636
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	USD7,953	7,577,114
8.75%, 01/15/32(a)(b)	USD7,952	7,526,747
11.50%, 08/15/29(a)	USD9,291	9,549,682
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	USD11,823	11,470,938
6.38%, 01/15/30(a)(b)	USD8,341	8,531,435
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	USD3,980	3,971,276
Kohl's Corp., 5.13%, 05/01/31	USD7,293	5,677,588
LBM Acquisition LLC
6.25%, 01/15/29(a)(b)	USD13,164	12,002,411
9.50%, 06/15/31(a)	USD15,036	15,720,138
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	USD15,781	15,371,366
8.25%, 08/01/31(a)(b)	USD13,763	14,479,298
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	USD13,208	12,630,315
4.38%, 01/15/31(a)(b)	USD9,197	8,761,841
4.63%, 12/15/27(a)	USD6,177	6,132,371
5.50%, 10/01/30(a)	USD9,488	9,503,328
Macy's Retail Holdings LLC
6.13%, 03/15/32(a)(b)	USD6,872	6,888,670
7.38%, 08/01/33(a)(b)	USD7,753	8,177,078

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)(b)	USD11,669	$10,894,436
7.88%, 05/01/29(a)(b)	USD16,202	14,294,537
Murphy Oil USA Inc.
3.75%, 02/15/31(a)(b)	USD7,994	7,443,453
4.75%, 09/15/29(b)	USD7,272	7,185,785
Nordstrom Inc.
4.25%, 08/01/31(b)	USD6,590	6,022,363
4.38%, 04/01/30(b)	USD7,703	7,292,825
Park River Holdings Inc.
8.00%, 03/15/31(a)	USD8,350	8,601,282
8.75%, 12/31/30(a)	USD5,000	4,993,730
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32(a)	USD32,865	32,861,096
10.00%, 09/15/33(a)(b)	USD11,598	11,669,746
QVC Inc., 6.88%, 04/15/29(a)(b)	USD8,461	3,929,142
QXO Building Products Inc., 6.75%, 04/30/32(a)	USD35,746	37,114,700
Saks Global Enterprises LLC, 11.00%, 12/15/29(a)(b)	USD27,854	12,255,524
SGUS LLC, 11.00%, 12/15/29(a)	USD17,074	14,781,368
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	USD10,025	9,732,035
4.88%, 11/15/31(a)(b)	USD8,114	7,735,104
Staples Inc.
10.75%, 09/01/29(a)(b)	USD38,695	37,749,952
12.75%, 01/15/30(a)	USD13,490	10,423,077
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)(b)	USD10,605	10,094,263
Yum! Brands Inc.
3.63%, 03/15/31	USD16,283	15,271,650
4.63%, 01/31/32(b)	USD17,074	16,670,538
4.75%, 01/15/30(a)	USD13,505	13,465,093
5.38%, 04/01/32(b)	USD16,445	16,555,510
		882,658,430
Semiconductors — 0.2%
Kioxia Holdings Corp.
6.25%, 07/24/30	USD19,358	19,999,625
6.63%, 07/24/33(a)	USD17,949	18,732,524
		38,732,149
Software — 2.8%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)(b)	USD38,257	37,413,885
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(b)	USD11,836	9,781,330
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(b)	USD12,349	10,339,595
Cloud Software Group Inc.
6.50%, 03/31/29(a)(b)	USD66,192	66,651,286
6.63%, 08/15/33(a)(b)	USD16,931	16,941,582
8.25%, 06/30/32(a)	USD30,600	32,151,763
9.00%, 09/30/29(a)(b)	USD64,105	66,225,318
CoreWeave Inc.
9.00%, 02/01/31(a)(b)	USD29,822	29,824,484
9.25%, 06/01/30(a)(b)	USD32,635	32,891,322
Fair Isaac Corp.
4.00%, 06/15/28(a)	USD14,042	13,716,422
6.00%, 05/15/33(a)(b)	USD24,023	24,518,090
Security	Par (000)	Value
Software (continued)
Open Text Corp.
3.88%, 02/15/28(a)(b)	USD13,903	$13,513,849
3.88%, 12/01/29(a)(b)	USD15,227	14,410,964
Open Text Holdings Inc.
4.13%, 02/15/30(a)(b)	USD15,924	15,168,419
4.13%, 12/01/31(a)(b)	USD10,002	9,313,722
ROBLOX Corp., 3.88%, 05/01/30(a)	USD15,674	14,991,880
Rocket Software Inc.
6.50%, 02/15/29(a)	USD8,642	8,394,460
9.00%, 11/28/28(a)	USD13,308	13,715,342
SS&C Technologies Inc.
5.50%, 09/30/27(a)	USD26,556	26,535,706
6.50%, 06/01/32(a)(b)	USD11,849	12,263,855
Twilio Inc.
3.63%, 03/15/29	USD7,232	6,942,908
3.88%, 03/15/31(b)	USD7,319	6,921,834
UKG Inc., 6.88%, 02/01/31(a)	USD41,746	42,970,494
		525,598,510
Telecommunications — 5.1%
Altice Financing SA
5.00%, 01/15/28(a)	USD18,757	14,108,344
5.75%, 08/15/29(a)	USD32,221	23,403,311
Altice France Lux 3/Altice Holdings 1, 10.00%, 01/15/33(a)	USD5,310	4,992,932
Altice France SA
6.50%, 03/15/32(a)	USD19,285	18,441,860
6.88%, 10/15/30(a)	USD11,451	11,188,714
6.88%, 07/15/32(a)	USD12,376	11,872,919
9.50%, 11/01/29(a)	USD18,439	18,794,068
Altice Holdings 1 SARL, 0.00%(a)(f)(h)	EUR3	50,272
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(b)(e)	USD15,725	16,441,845
7.00%, 09/15/55, (5-year CMT + 2.36%)(e)	USD20,063	21,093,693
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.99%)(a)(e)	USD7,152	7,055,424
4.88%, 11/23/81, (5-year CMT + 3.49%)(a)(e)	USD7,899	7,597,870
CommScope LLC
4.75%, 09/01/29(a)(b)	USD12,845	12,797,328
7.13%, 07/01/28(a)	USD9,957	9,992,085
8.25%, 03/01/27(a)(b)	USD13,359	13,445,259
9.50%, 12/15/31(a)(b)	USD15,481	15,757,955
CommScope Technologies LLC, 5.00%, 03/15/27(a)(b)	USD11,373	11,322,555
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	USD32,875	34,809,247
EchoStar Corp., 6.75%, 11/30/30, (6.75% PIK)(b)(d)	USD36,317	37,460,083
Fibercop SpA
Series 2033, 6.38%, 11/15/33(a)(b)	USD8,058	7,984,712
Series 2034, 6.00%, 09/30/34(a)	USD7,643	7,243,273
Series 2036, 7.20%, 07/18/36(a)	USD8,346	8,433,562
Series 2038, 7.72%, 06/04/38(a)	USD7,411	7,508,162
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD23,873	23,846,231
5.88%, 10/15/27(a)	USD22,234	22,220,595
5.88%, 11/01/29(b)	USD10,889	11,019,323

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
6.00%, 01/15/30(a)(b)	USD13,221	$13,412,863
6.75%, 05/01/29(a)	USD19,903	20,089,334
8.63%, 03/15/31(a)(b)	USD14,023	14,811,022
8.75%, 05/15/30(a)(b)	USD19,560	20,444,008
Iliad Holding SAS
7.00%, 10/15/28(a)	USD20,172	20,437,111
7.00%, 04/15/32(a)	USD13,458	13,759,809
8.50%, 04/15/31(a)(b)	USD16,273	17,454,558
Level 3 Financing Inc.
3.75%, 07/15/29(a)	USD7,229	6,407,563
3.88%, 10/15/30(a)(b)	USD6,902	6,199,684
4.00%, 04/15/31(a)(b)	USD6,938	6,197,395
4.50%, 04/01/30(a)(b)	USD12,213	11,335,191
4.88%, 06/15/29(a)(b)	USD9,850	9,421,525
6.88%, 06/30/33(a)	USD34,654	35,491,462
7.00%, 03/31/34(a)(b)	USD33,631	34,547,290
Lumen Technologies Inc.
4.13%, 04/15/30(a)	USD2,433	2,415,651
10.00%, 10/15/32(a)(b)	USD6,125	6,192,618
Rogers Communications Inc.
5.25%, 03/15/82, (5-year CMT + 3.59%)(a)(b)(e)	USD11,270	11,207,909
7.00%, 04/15/55, (5-year CMT + 2.65%)(b)(e)	USD17,463	18,289,973
7.13%, 04/15/55, (5-year CMT + 2.62%)(b)(e)	USD16,318	17,457,812
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.77%)(e)	USD10,741	11,093,437
7.00%, 10/15/55, (5-year CMT + 2.71%)(b)(e)	USD12,904	13,757,477
Viasat Inc.
5.63%, 04/15/27(a)(b)	USD9,101	9,084,361
6.50%, 07/15/28(a)	USD5,663	5,490,241
7.50%, 05/30/31(a)(b)	USD11,316	10,618,276
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	USD22,133	20,168,869
4.75%, 07/15/31(a)	USD22,940	21,244,351
6.75%, 01/15/33(a)	USD12,000	12,031,514
7.75%, 04/15/32(a)(b)	USD11,469	11,888,593
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(e)	USD15,489	14,557,729
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(e)	USD31,965	33,750,968
Windstream Services LLC, 7.50%, 10/15/33(a)	USD20,540	20,480,301
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(b)	USD35,639	36,401,233
WULF Compute LLC, 7.75%, 10/15/30(a)(b)	USD26,915	27,920,701
Zayo Group Holdings Inc.
9.25%, 03/09/30, (9.25% PIK)(a)(b)(d)	USD20,591	19,579,349
13.75%, 09/09/30, (13.75% PIK)(a)(d)	USD13,780	12,617,448
		945,139,248
Transportation — 0.1%
Brightline East LLC, 11.00%, 01/31/30(a)(b)	USD20,184	7,953,303
Security	Par (000)	Value
Transportation (continued)
XPO Inc.
7.13%, 06/01/31(a)(b)	USD6,665	$6,955,063
7.13%, 02/01/32(a)(b)	USD9,801	10,315,127
		25,223,493
Trucking & Leasing — 0.3%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)	USD18,715	18,733,996
5.88%, 04/15/33(a)(b)	USD7,491	7,548,434
7.00%, 05/01/31(a)	USD11,314	11,844,871
7.00%, 06/15/32(a)	USD12,433	12,992,588
7.88%, 12/01/30(a)	USD8,648	9,198,818
		60,318,707
Total Corporate Bonds & Notes — 98.2% (Cost: $18,795,590,396)		18,303,074,008
Floating Rate Loan Interests(e)
Media — 0.0%
Radiate Holdco, LLC, (1-mo. CME Term SOFR at 0.00% Floor + 5.11% and 1.50% PIK), 9.08%, 09/25/29(d)	$14	10,617
Total Floating Rate Loan Interests — 0.0% (Cost: $(405))		10,617
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)(c)	203,107	1,161,772
Total Common Stocks — 0.0% (Cost $20,944,592)		1,161,772
Total Long-Term Investments — 98.2% (Cost: $18,816,534,583)		18,304,246,397
Short-Term Securities
Money Market Funds — 16.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(i)(j)(k)	2,788,206,080	2,789,600,183
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(i)(j)	202,970,000	202,970,000
Total Short-Term Securities — 16.1% (Cost: $2,991,022,685)		2,992,570,183
Total Investments — 114.3% (Cost: $21,807,557,268)		21,296,816,580
Liabilities in Excess of Other Assets — (14.3)%		(2,657,340,034)
Net Assets — 100.0%		$18,639,476,546

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF

(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Perpetual security with no stated maturity date.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Zero-coupon bond.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$18,302,149,799	$924,209	$18,303,074,008
Floating Rate Loan Interests	—	10,617	—	10,617
Common Stocks	—	—	1,161,772	1,161,772
Short-Term Securities
Money Market Funds	2,992,570,183	—	—	2,992,570,183
	$2,992,570,183	$18,302,160,416	$2,085,981	$21,296,816,580

Schedule of Investments (unaudited)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group Inc., 2.60%, 08/01/31(a)	$5,910	$5,346,909
Aerospace & Defense — 2.4%
Boeing Co. (The)
2.95%, 02/01/30	13,060	12,325,233
3.20%, 03/01/29(a)	8,716	8,417,398
3.25%, 02/01/35	8,800	7,666,554
3.60%, 05/01/34	7,521	6,825,408
3.63%, 02/01/31	13,491	12,934,511
3.75%, 02/01/50	10,546	7,809,233
3.90%, 05/01/49	8,208	6,214,158
3.95%, 08/01/59	11,402	8,198,479
5.15%, 05/01/30(a)	25,998	26,729,812
5.71%, 05/01/40	25,612	26,118,178
5.81%, 05/01/50(a)	46,923	46,641,542
5.93%, 05/01/60	28,797	28,666,224
6.30%, 05/01/29	6,056	6,427,942
6.39%, 05/01/31	7,877	8,556,862
6.53%, 05/01/34	15,571	17,235,624
6.86%, 05/01/54	20,999	23,927,983
7.01%, 05/01/64	12,573	14,461,006
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	9,915	9,735,317
General Dynamics Corp.
3.63%, 04/01/30	12,465	12,233,347
4.25%, 04/01/40	6,115	5,629,856
4.25%, 04/01/50	6,476	5,586,948
4.95%, 08/15/35(a)	6,194	6,318,199
General Electric Co.
4.30%, 07/29/30(a)	9,837	9,902,205
4.90%, 01/29/36(a)	9,277	9,426,791
5.88%, 01/14/38	7,770	8,488,735
6.75%, 03/15/32(a)	9,858	11,204,651
L3Harris Technologies Inc.
5.05%, 06/01/29	10,844	11,124,048
5.25%, 06/01/31	7,481	7,783,624
5.35%, 06/01/34	8,893	9,237,016
5.40%, 07/31/33	10,125	10,563,752
Lockheed Martin Corp.
2.80%, 06/15/50	8,574	5,559,568
3.80%, 03/01/45	10,707	8,755,533
3.90%, 06/15/32(a)	9,093	8,895,224
4.07%, 12/15/42	7,722	6,705,372
4.09%, 09/15/52	13,782	11,192,107
4.15%, 06/15/53	5,836	4,768,517
4.40%, 08/15/30(a)	9,440	9,531,095
4.70%, 05/15/46	10,475	9,660,653
4.75%, 02/15/34(a)	7,364	7,454,033
5.00%, 08/15/35	8,185	8,338,563
5.20%, 02/15/55(a)	8,357	8,061,968
5.20%, 02/15/64	8,594	8,150,097
5.25%, 01/15/33	7,337	7,707,401
5.70%, 11/15/54(a)	8,220	8,478,252
5.90%, 11/15/63	7,411	7,882,786
Northrop Grumman Corp.
4.03%, 10/15/47(a)	23,279	19,065,326
4.40%, 05/01/30(a)	5,981	6,034,069
4.70%, 03/15/33(a)	12,185	12,294,544
4.75%, 06/01/43	6,868	6,385,259
4.90%, 06/01/34(a)	11,049	11,210,699
Security	Par (000)	Value
Aerospace & Defense (continued)
4.95%, 03/15/53	$7,464	$6,859,251
5.20%, 06/01/54(a)	9,799	9,349,873
5.25%, 05/01/50(a)	7,480	7,229,686
RTX Corp.
1.90%, 09/01/31	12,232	10,679,106
2.25%, 07/01/30(a)	14,247	13,078,710
2.38%, 03/15/32	11,449	10,150,864
2.82%, 09/01/51	11,076	7,072,147
3.03%, 03/15/52(a)	7,935	5,261,354
3.13%, 07/01/50	9,192	6,307,549
3.75%, 11/01/46	9,238	7,284,011
4.13%, 11/16/28(a)	2,511	2,512,277
4.15%, 05/15/45	11,104	9,401,297
4.35%, 04/15/47	5,954	5,115,627
4.45%, 11/16/38	12,368	11,689,945
4.50%, 06/01/42	28,330	25,742,397
4.63%, 11/16/48	15,920	14,130,420
5.15%, 02/27/33	9,359	9,706,822
5.38%, 02/27/53(a)	12,094	11,860,104
6.00%, 03/15/31(a)	6,428	6,940,218
6.10%, 03/15/34(a)	11,308	12,419,980
6.40%, 03/15/54	13,533	15,199,943
		770,513,283
Agriculture — 1.8%
Altria Group Inc.
2.45%, 02/04/32	17,552	15,415,734
3.40%, 05/06/30	14,257	13,667,395
3.40%, 02/04/41(a)	12,280	9,465,747
3.70%, 02/04/51(a)	9,025	6,451,514
3.88%, 09/16/46	18,015	13,698,302
4.00%, 02/04/61(a)	7,458	5,454,525
4.25%, 08/09/42	7,606	6,357,655
4.80%, 02/14/29	4,010	4,070,812
5.38%, 01/31/44(a)	15,391	14,949,388
5.80%, 02/14/39	17,822	18,322,825
5.95%, 02/14/49(a)	22,772	23,057,288
Archer-Daniels-Midland Co.
2.70%, 09/15/51	4,126	2,598,255
2.90%, 03/01/32(a)	7,499	6,878,362
3.25%, 03/27/30	8,354	8,040,374
BAT Capital Corp.
2.73%, 03/25/31(a)	14,209	13,001,882
4.39%, 08/15/37	20,337	18,637,008
4.54%, 08/15/47	16,317	13,677,335
4.63%, 03/22/33	6,218	6,138,702
4.74%, 03/16/32	6,034	6,073,507
4.76%, 09/06/49(a)	9,707	8,248,372
4.91%, 04/02/30	7,954	8,104,394
5.35%, 08/15/32	10,483	10,845,854
5.63%, 08/15/35(a)	11,642	12,082,339
5.83%, 02/20/31	5,516	5,835,307
6.00%, 02/20/34	7,985	8,513,908
6.34%, 08/02/30	9,364	10,092,656
6.42%, 08/02/33(a)	5,480	6,021,845
7.08%, 08/02/43	6,577	7,401,138
7.08%, 08/02/53	9,192	10,476,393
BAT International Finance PLC, 5.93%, 02/02/29	6,943	7,286,692
Bunge Ltd. Finance Corp.
2.75%, 05/14/31(a)	9,147	8,403,039
4.20%, 09/17/29	7,717	7,707,416

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
4.65%, 09/17/34	$7,013	$6,892,583
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(a)(b)	6,768	7,077,775
Philip Morris International Inc.
1.75%, 11/01/30(a)	18,677	16,533,827
2.10%, 05/01/30	10,775	9,833,905
3.38%, 08/15/29	8,355	8,129,287
3.88%, 08/21/42	9,690	8,008,367
4.00%, 10/29/30	5,675	5,590,083
4.13%, 03/04/43(a)	6,965	5,939,613
4.25%, 10/29/32	5,790	5,650,580
4.25%, 11/10/44	9,096	7,780,899
4.38%, 04/30/30(a)	8,632	8,667,455
4.38%, 11/15/41	6,247	5,564,586
4.63%, 11/01/29(a)	5,988	6,075,087
4.63%, 10/29/35	5,675	5,537,311
4.75%, 11/01/31	6,385	6,502,985
4.88%, 02/13/29(a)	5,575	5,692,839
4.88%, 11/15/43	9,044	8,413,355
4.90%, 11/01/34	10,520	10,571,199
5.13%, 02/15/30	17,090	17,647,746
5.13%, 02/13/31	8,766	9,058,834
5.25%, 02/13/34	12,323	12,699,750
5.38%, 02/15/33	15,008	15,626,831
5.63%, 11/17/29	10,131	10,629,636
5.63%, 09/07/33	8,151	8,632,317
5.75%, 11/17/32	7,491	7,976,998
6.38%, 05/16/38(a)	10,985	12,255,645
Reynolds American Inc.
5.70%, 08/15/35(a)	7,169	7,466,601
5.85%, 08/15/45	16,851	16,688,878
		574,120,935
Airlines — 0.0%
Delta Air Lines Inc., 5.25%, 07/10/30	1,725	1,762,516
Apparel — 0.1%
NIKE Inc.
2.85%, 03/27/30	12,500	11,885,379
3.25%, 03/27/40	8,844	7,176,398
3.38%, 03/27/50(a)	11,253	8,218,571
3.88%, 11/01/45(a)	9,356	7,653,746
Tapestry Inc.
5.10%, 03/11/30(a)	200	204,835
5.50%, 03/11/35	452	459,947
		35,598,876
Auto Manufacturers — 2.2%
American Honda Finance Corp.
4.40%, 09/05/29(a)	7,903	7,962,378
4.90%, 03/13/29	5,895	6,022,950
4.90%, 01/10/34(a)	9,407	9,511,090
5.05%, 07/10/31(a)	7,677	7,880,712
5.15%, 07/09/32(a)	9,183	9,451,306
Cummins Inc.
1.50%, 09/01/30(a)	11,401	10,118,059
5.15%, 02/20/34	6,904	7,152,786
5.30%, 05/09/35(a)	9,273	9,601,509
5.45%, 02/20/54(a)	8,467	8,443,186
Ford Motor Co.
3.25%, 02/12/32	22,449	19,592,113
4.75%, 01/15/43	17,928	14,407,195
5.29%, 12/08/46	11,440	9,663,865
Security	Par (000)	Value
Auto Manufacturers (continued)
6.10%, 08/19/32(a)	$14,374	$14,739,629
7.45%, 07/16/31(a)	8,808	9,712,895
Ford Motor Credit Co. LLC
2.90%, 02/10/29	7,740	7,213,026
3.63%, 06/17/31	11,683	10,602,148
4.00%, 11/13/30	19,551	18,328,457
5.11%, 05/03/29(a)	11,874	11,828,525
5.30%, 09/06/29(a)	9,520	9,535,289
5.73%, 09/05/30	8,847	8,967,745
5.80%, 03/08/29(a)	8,436	8,579,745
5.88%, 11/07/29	9,370	9,561,060
6.05%, 03/05/31(a)	6,936	7,092,632
6.05%, 11/05/31	13,013	13,293,033
6.13%, 03/08/34(a)	11,821	11,970,776
6.50%, 02/07/35(a)	10,693	11,061,919
6.53%, 03/19/32(a)	9,428	9,829,865
6.80%, 11/07/28	4,794	5,007,519
7.12%, 11/07/33	10,999	11,817,328
7.20%, 06/10/30(a)	8,607	9,211,182
7.35%, 03/06/30	7,671	8,208,723
General Motors Co.
5.00%, 04/01/35(a)	7,625	7,486,696
5.15%, 04/01/38	5,727	5,513,905
5.20%, 04/01/45	11,206	10,151,699
5.40%, 10/15/29(a)	10,599	10,963,577
5.40%, 04/01/48(a)	6,361	5,847,898
5.60%, 10/15/32(a)	10,669	11,113,127
5.63%, 04/15/30	7,225	7,521,758
5.95%, 04/01/49(a)	7,593	7,462,927
6.25%, 10/02/43	13,190	13,486,277
6.60%, 04/01/36(a)	10,878	11,817,279
6.75%, 04/01/46(a)	6,707	7,252,917
General Motors Financial Co. Inc.
2.35%, 01/08/31(a)	10,100	9,022,079
2.70%, 06/10/31(a)	14,709	13,242,548
3.10%, 01/12/32	16,172	14,649,866
3.60%, 06/21/30	11,782	11,298,179
4.30%, 04/06/29	11,061	11,015,775
4.90%, 10/06/29(a)	11,279	11,436,703
5.35%, 01/07/30	5,395	5,550,797
5.45%, 07/15/30(a)	7,493	7,766,386
5.45%, 09/06/34	6,193	6,262,549
5.55%, 07/15/29	12,749	13,213,051
5.60%, 06/18/31	9,902	10,297,454
5.63%, 04/04/32(a)	6,939	7,207,757
5.75%, 02/08/31	6,457	6,761,678
5.80%, 01/07/29	7,858	8,184,582
5.85%, 04/06/30(a)	5,361	5,620,531
5.90%, 01/07/35(a)	9,209	9,583,063
5.95%, 04/04/34(a)	10,259	10,720,202
6.10%, 01/07/34(a)	10,522	11,117,385
6.15%, 07/15/35(a)	5,487	5,785,112
6.40%, 01/09/33(a)	5,603	6,035,521
Honda Motor Co. Ltd.
2.97%, 03/10/32	7,836	7,168,695
4.69%, 07/08/30	10,690	10,801,197
5.34%, 07/08/35(a)	11,087	11,353,396
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	7,827	9,309,588
Toyota Motor Credit Corp.
2.15%, 02/13/30(a)	7,540	6,958,256

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
3.38%, 04/01/30(a)	$8,469	$8,211,172
4.45%, 06/29/29	10,069	10,176,699
4.55%, 08/09/29	8,885	9,018,989
4.60%, 10/10/31(a)	7,973	8,082,719
4.65%, 01/05/29	5,232	5,330,339
4.80%, 05/15/30(a)	8,133	8,338,738
4.80%, 01/05/34(a)	6,324	6,444,334
5.05%, 05/16/29	7,659	7,902,269
5.10%, 03/21/31	8,177	8,484,104
5.35%, 01/09/35(a)	7,458	7,827,237
5.55%, 11/20/30(a)	5,659	6,000,849
		731,166,504
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	13,124	8,545,645
3.25%, 03/01/32(a)	10,264	9,500,298
4.15%, 05/01/52	8,764	6,790,022
		24,835,965
Banks — 22.8%
Australia & New Zealand Banking Group Ltd./New York, 4.62%, 12/16/29(a)	3,380	3,454,009
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(a)	5,578	5,766,501
6.03%, 03/13/35, (1-year CMT + 0.0195)(a)(c)	7,869	8,366,429
Banco Santander SA
2.75%, 12/03/30	18,214	16,534,562
2.96%, 03/25/31	13,411	12,418,067
3.31%, 06/27/29(a)	4,982	4,822,546
3.49%, 05/28/30	12,720	12,219,063
4.55%, 11/06/30	5,000	5,014,154
5.13%, 11/06/35	5,000	5,008,807
5.44%, 07/15/31	18,679	19,587,810
5.54%, 03/14/30, (1-year CMT + 0.02%)(c)	9,054	9,360,366
5.57%, 01/17/30	8,090	8,428,939
6.03%, 01/17/35(a)	6,957	7,468,046
6.35%, 03/14/34(a)	8,802	9,467,751
6.61%, 11/07/28	1,085	1,158,432
6.92%, 08/08/33(a)	15,344	17,025,767
6.94%, 11/07/33	9,589	10,995,046
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(c)	28,185	25,241,209
1.92%, 10/24/31, (1-day SOFR + 1.37%)(c)	27,367	24,385,406
2.30%, 07/21/32, (1-day SOFR + 1.22%)(a)(c)	30,072	26,768,074
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(c)	29,870	27,719,459
2.57%, 10/20/32, (1-day SOFR + 1.21%)(c)	35,358	31,803,888
2.59%, 04/29/31, (1-day SOFR + 2.15%)(c)	23,089	21,449,462
2.68%, 06/19/41, (1-day SOFR + 1.93%)(c)	36,528	27,040,659
2.69%, 04/22/32, (1-day SOFR + 1.32%)(c)	44,435	40,618,962
2.83%, 10/24/51, (1-day SOFR + 1.88%)(c)	13,772	8,936,984
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(c)	22,660	21,515,117
2.97%, 02/04/33, (1-day SOFR + 1.33%)(a)(c)	26,632	24,290,235
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(c)	18,087	12,058,444
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(c)	27,726	26,729,403
3.31%, 04/22/42, (1-day SOFR + 1.58%)(c)	29,966	23,830,881
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(c)	13,211	10,708,646
Security	Par (000)	Value
Banks (continued)
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(c)	$25,972	$25,778,688
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(c)	10,808	9,691,716
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(c)	48,034	39,245,834
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(c)	15,962	14,922,037
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(c)	21,851	18,660,138
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(c)	15,661	13,761,098
4.57%, 04/27/33, (1-day SOFR + 1.83%)(c)	31,251	31,182,473
5.00%, 01/21/44	17,678	17,278,596
5.02%, 07/22/33, (1-day SOFR + 2.16%)(c)	46,662	47,738,469
5.16%, 01/24/31, (1-day SOFR + 1.00%)(a)(c)	12,670	13,085,499
5.29%, 04/25/34, (1-day SOFR + 1.91%)(c)	40,428	41,843,538
5.46%, 05/09/36, (1-day SOFR + 1.64%)(c)	17,808	18,616,008
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)(c)	43,369	45,312,703
5.51%, 01/24/36, (1-day SOFR + 1.31%)(c)	32,879	34,422,242
5.87%, 09/15/34, (1-day SOFR + 1.84%)(c)	31,390	33,601,049
5.88%, 02/07/42	13,387	14,371,128
6.00%, 10/15/36	10,406	11,292,800
6.11%, 01/29/37(a)	15,163	16,342,850
7.75%, 05/14/38	13,392	16,368,043
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(c)	23,823	21,787,599
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(c)	7,349	5,418,213
Bank of Montreal
4.35%, 09/22/31, (1-day SOFR Index + 1.80%)(a)(c)	12,018	11,971,605
4.64%, 09/10/30, (1-day SOFR + 1.25%)(c)	4,957	5,014,779
5.51%, 06/04/31	2,635	2,774,745
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29	5,319	5,155,092
Bank of Nova Scotia (The)
2.45%, 02/02/32	10,147	9,043,955
4.34%, 09/15/31, (1-day SOFR + 1.09%)(c)	8,505	8,455,960
4.85%, 02/01/30	9,321	9,524,041
5.13%, 02/14/31, (1-day SOFR + 1.07%)(c)	6,531	6,706,199
5.65%, 02/01/34	4,936	5,252,212
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(c)	15,465	14,246,598
2.67%, 03/10/32, (1-year CMT + 1.20%)(c)	16,940	15,360,055
2.89%, 11/24/32, (1-year CMT + 1.30%)(c)	7,757	7,010,227
3.33%, 11/24/42, (1-year CMT + 1.30%)(a)(c)	7,351	5,720,319
4.94%, 09/10/30, (1-day SOFR + 1.56%)(c)	14,512	14,744,188
4.95%, 01/10/47(a)	11,161	10,377,498
5.25%, 08/17/45(a)	9,843	9,509,945
5.34%, 09/10/35, (1-day SOFR + 1.91%)(c)	16,493	16,722,883
5.37%, 02/25/31, (1-day SOFR + 1.23%)(a)(c)	21,778	22,444,703
5.69%, 03/12/30, (1-day SOFR + 1.74%)(c)	15,816	16,420,916
5.75%, 08/09/33, (1-year CMT + 3.00%)(c)	9,939	10,447,810
5.79%, 02/25/36, (1-day SOFR + 1.59%)(a)(c)	21,047	22,012,704
5.86%, 08/11/46, (1-day SOFR + 1.83%)(c)	11,358	11,750,250
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)(c)	7,015	7,447,553
6.22%, 05/09/34, (1-day SOFR + 2.98%)(c)	15,863	17,072,064
6.69%, 09/13/34, (1-day SOFR + 2.62%)(c)	10,641	11,775,765
7.44%, 11/02/33, (1-year CMT + 3.50%)(c)	17,127	19,654,060

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34(a)	$9,506	$9,551,361
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	9,701	9,214,797
4.58%, 09/08/31, (3-mo. CME Term SOFR + 1.70%)(a)(c)	10,453	10,481,663
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)(c)	7,527	7,607,050
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)(c)	7,033	7,255,231
5.26%, 04/08/29	9,096	9,403,840
6.09%, 10/03/33(a)	7,608	8,280,816
Citibank N.A.
4.84%, 08/06/29(a)	8,698	8,923,945
4.91%, 05/29/30(a)	32,614	33,534,031
5.57%, 04/30/34(a)	16,834	17,867,939
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(c)	29,474	26,195,200
2.56%, 05/01/32, (1-day SOFR + 1.17%)(c)	42,597	38,474,403
2.57%, 06/03/31, (1-day SOFR + 2.11%)(c)	39,253	36,192,094
2.67%, 01/29/31, (1-day SOFR + 1.15%)(c)	27,054	25,209,545
2.90%, 11/03/42, (1-day SOFR + 1.38%)(a)(c)	11,725	8,663,410
2.98%, 11/05/30, (1-day SOFR + 1.42%)(a)(c)	28,172	26,718,835
3.06%, 01/25/33, (1-day SOFR + 1.35%)(c)	35,738	32,652,077
3.79%, 03/17/33, (1-day SOFR + 1.94%)(c)	32,699	31,086,086
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(a)(c)	11,591	10,237,621
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(c)	15,097	14,929,532
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(c)	9,837	8,365,471
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)(c)	28,560	28,512,585
4.50%, 09/11/31, (1-day SOFR + 1.17%)(a)(c)	20,261	20,275,144
4.54%, 09/19/30, (1-day SOFR + 1.34%)(c)	24,862	25,011,803
4.65%, 07/30/45	10,002	9,054,878
4.65%, 07/23/48(a)	25,002	22,318,593
4.75%, 05/18/46	16,303	14,498,080
4.91%, 05/24/33, (1-day SOFR + 2.09%)(c)	15,530	15,711,807
4.95%, 05/07/31, (1-day SOFR + 1.46%)(c)	15,350	15,651,314
5.17%, 02/13/30, (1-day SOFR + 1.36%)(c)	18,548	19,026,920
5.17%, 09/11/36, (1-day SOFR + 1.49%)(a)(c)	14,446	14,618,729
5.30%, 05/06/44(a)	5,826	5,678,157
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)(c)	13,519	13,518,113
5.33%, 03/27/36, (1-day SOFR + 1.47%)(c)	19,539	19,999,472
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)(c)	21,582	22,392,715
5.61%, 03/04/56, (1-day SOFR + 1.75%)(c)	19,646	19,951,552
5.88%, 01/30/42	9,801	10,389,124
6.27%, 11/17/33, (1-day SOFR + 2.34%)(c)	22,760	24,828,900
6.63%, 06/15/32(a)	6,947	7,699,454
6.68%, 09/13/43	8,681	9,803,643
8.13%, 07/15/39	16,690	21,382,888
Citizens Financial Group Inc.
3.25%, 04/30/30	16,566	15,689,196
5.25%, 03/05/31, (1-day SOFR + 1.26%)(c)	7,923	8,100,911
5.72%, 07/23/32, (1-day SOFR + 1.91%)(c)	10,290	10,731,887
5.84%, 01/23/30, (1-day SOFR + 2.01%)(c)	6,114	6,353,364
6.65%, 04/25/35, (1-day SOFR + 2.33%)(c)	3,282	3,595,734
Commonwealth Bank of Australia, 4.15%, 10/01/30	3,006	3,010,956
Cooperatieve Rabobank UA
5.25%, 05/24/41(a)	10,808	10,910,153
5.25%, 08/04/45(a)	10,414	9,977,281
5.75%, 12/01/43	11,001	11,273,814
Security	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA/NY, 4.49%, 10/17/29(a)	$2,988	$3,038,943
Deutsche Bank AG/New York NY
3.04%, 05/28/32, (1-day SOFR + 1.72%)(c)	14,015	12,819,783
3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)(c)	8,925	8,464,898
5.00%, 09/11/30, (1-day SOFR + 1.70%)(c)	13,237	13,403,146
5.30%, 05/09/31, (1-day SOFR + 1.72%)(c)	12,309	12,591,266
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)(c)	6,656	6,774,866
5.41%, 05/10/29(a)	13,064	13,570,781
6.82%, 11/20/29, (1-day SOFR + 2.51%)(a)(c)	9,975	10,646,851
Fifth Third Bancorp
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(c)	12,596	12,715,726
4.90%, 09/06/30, (1-day SOFR + 1.49%)(a)(c)	12,371	12,544,357
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)(c)	10,200	10,663,150
8.25%, 03/01/38	2,961	3,649,114
Goldman Sachs Capital I, 6.35%, 02/15/34	11,156	11,929,047
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(c)	38,239	33,805,486
2.38%, 07/21/32, (1-day SOFR + 1.25%)(c)	59,607	53,108,758
2.60%, 02/07/30(a)	19,567	18,338,138
2.62%, 04/22/32, (1-day SOFR + 1.28%)(c)	23,745	21,543,176
2.65%, 10/21/32, (1-day SOFR + 1.26%)(c)	30,520	27,438,670
2.91%, 07/21/42, (1-day SOFR + 1.47%)(c)	17,326	12,880,658
3.10%, 02/24/33, (1-day SOFR + 1.41%)(c)	33,120	30,379,287
3.21%, 04/22/42, (1-day SOFR + 1.51%)(a)(c)	17,808	13,800,443
3.44%, 02/24/43, (1-day SOFR + 1.63%)(c)	17,214	13,563,647
3.80%, 03/15/30(a)	19,649	19,310,043
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.64%)(c)	21,795	19,556,385
4.37%, 10/21/31, (1-day SOFR + 1.06%)(c)	25,133	25,007,712
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(a)(c)	10,337	9,597,665
4.69%, 10/23/30, (1-day SOFR + 1.14%)(c)	18,301	18,517,852
4.75%, 10/21/45	17,569	16,077,246
4.80%, 07/08/44	14,483	13,502,382
4.94%, 10/21/36, (1-day SOFR + 1.33%)(c)	27,032	26,909,588
5.02%, 10/23/35, (1-day SOFR + 1.42%)(c)	31,207	31,399,382
5.05%, 07/23/30, (1-day SOFR + 1.21%)(a)(c)	30,784	31,504,629
5.15%, 05/22/45	13,960	13,193,687
5.21%, 01/28/31, (1-day SOFR + 1.08%)(c)	11,161	11,511,654
5.22%, 04/23/31, (1-day SOFR + 1.58%)(c)	17,163	17,700,811
5.33%, 07/23/35, (1-day SOFR + 1.55%)(c)	20,002	20,593,639
5.54%, 01/28/36, (1-day SOFR + 1.38%)(a)(c)	23,862	24,813,409
5.56%, 11/19/45, (1-day SOFR + 1.58%)(c)	33,769	34,201,571
5.73%, 04/25/30, (1-day SOFR + 0.27%)(c)	19,133	19,991,861
5.73%, 01/28/56, (1-day SOFR + 1.70%)(c)	28,694	29,699,885
5.85%, 04/25/35, (1-day SOFR + 1.55%)(c)	18,915	20,151,177
6.13%, 02/15/33(a)	9,553	10,461,140
6.25%, 02/01/41	18,331	20,176,607
6.56%, 10/24/34, (1-day SOFR + 1.95%)(c)	9,960	11,125,300
6.75%, 10/01/37(a)	43,327	48,546,192
HSBC Holdings PLC
2.36%, 08/18/31, (1-day SOFR + 1.95%)(c)	24,258	22,008,691
2.80%, 05/24/32, (1-day SOFR + 1.19%)(c)	25,270	23,004,135
2.85%, 06/04/31, (1-day SOFR + 2.39%)(c)	25,245	23,505,412
2.87%, 11/22/32, (1-day SOFR + 1.41%)(c)	18,405	16,624,800
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(c)	25,363	25,002,178
4.62%, 11/06/31, (1-day SOFR + 1.19%)(c)	11,800	11,833,203
4.95%, 03/31/30	22,170	22,711,522

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.13%, 03/03/31, (1-day SOFR + 1.29%)(c)	$12,785	$13,077,753
5.13%, 11/06/36	11,800	11,842,872
5.24%, 05/13/31, (1-day SOFR + 1.57%)(c)	14,576	14,998,660
5.25%, 03/14/44(a)	11,259	11,032,330
5.29%, 11/19/30, (1-day SOFR + 1.29%)(c)	17,603	18,149,314
5.40%, 08/11/33, (1-day SOFR + 2.87%)(a)(c)	27,002	27,997,526
5.45%, 03/03/36, (1-day SOFR + 1.56%)(a)(c)	20,569	21,212,125
5.55%, 03/04/30, (1-day SOFR + 1.46%)(a)(c)	16,064	16,646,794
5.72%, 03/04/35, (1-day SOFR + 1.78%)(c)	15,011	15,835,392
5.73%, 05/17/32, (1-day SOFR + 1.52%)(a)(c)	15,622	16,441,027
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)(c)	15,032	15,859,503
6.10%, 01/14/42(a)	4,301	4,696,693
6.25%, 03/09/34, (1-day SOFR + 2.39%)(c)	17,820	19,420,045
6.33%, 03/09/44, (1-day SOFR + 2.65%)(a)(c)	21,282	23,480,820
6.50%, 05/02/36(a)	1,205	1,329,851
6.50%, 09/15/37	22,999	25,020,610
6.80%, 06/01/38	1,277	1,444,477
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	9,271	8,588,704
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)(c)	8,240	8,479,482
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)(c)	9,200	9,559,252
Huntington National Bank (The), 5.65%, 01/10/30	7,516	7,850,625
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(c)	10,581	9,708,311
4.05%, 04/09/29	6,483	6,434,935
4.25%, 03/28/33, (1-day SOFR + 2.07%)(c)	12,585	12,328,154
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(c)	9,560	9,788,012
5.34%, 03/19/30, (1-day SOFR + 1.44%)(c)	10,458	10,785,661
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)(c)	8,575	8,910,783
5.55%, 03/19/35, (1-day SOFR + 1.77%)(c)	12,865	13,400,091
6.11%, 09/11/34, (1-day SOFR + 2.09%)(c)	7,841	8,474,230
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(c)	27,928	24,714,216
1.95%, 02/04/32, (1-day SOFR + 1.07%)(c)	35,763	31,677,081
2.52%, 04/22/31, (1-day SOFR + 2.04%)(c)	23,842	22,144,645
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(c)	13,863	10,057,222
2.55%, 11/08/32, (1-day SOFR + 1.18%)(c)	34,650	31,138,572
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(c)	40,070	36,505,782
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(c)	25,165	23,793,170
2.96%, 01/25/33, (1-day SOFR + 1.26%)(c)	41,421	37,915,321
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(a)(c)	8,985	7,085,600
3.11%, 04/22/51, (1-day SOFR + 2.44%)(c)	27,693	19,231,329
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(c)	13,195	10,317,516
3.33%, 04/22/52, (1-day SOFR + 1.58%)(c)	30,933	22,270,869
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(a)(c)	19,836	19,499,708
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(c)	25,331	22,817,377
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(c)	17,946	14,569,925
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(a)(c)	30,185	24,765,962
Security	Par (000)	Value
Banks (continued)
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(c)	$14,056	$11,666,148
4.26%, 10/22/31, (1-day SOFR + 0.93%)(c)	16,061	16,007,202
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(c)	17,773	15,341,394
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(c)	17,221	17,348,015
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)(c)	24,938	25,149,851
4.57%, 06/14/30, (1-day SOFR + 1.75%)(c)	21,112	21,343,033
4.59%, 04/26/33, (1-day SOFR + 1.80%)(c)	12,997	13,036,135
4.60%, 10/22/30, (1-day SOFR + 1.04%)(c)	15,924	16,123,029
4.81%, 10/22/36, (1-day SOFR + 1.19%)(a)(c)	21,863	21,778,886
4.85%, 02/01/44	10,663	10,218,133
4.91%, 07/25/33, (1-day SOFR + 2.08%)(c)	36,087	36,802,685
4.95%, 10/22/35, (1-day SOFR + 1.34%)(a)(c)	29,600	29,904,377
4.95%, 06/01/45(a)	10,651	10,139,010
5.00%, 07/22/30, (1-day SOFR + 0.13%)(c)	23,339	23,931,556
5.01%, 01/23/30, (1-day SOFR + 1.31%)(c)	7,577	7,759,215
5.10%, 04/22/31, (1-day SOFR + 1.44%)(a)(c)	13,910	14,363,136
5.14%, 01/24/31, (1-day SOFR + 1.01%)(c)	20,283	20,945,982
5.29%, 07/22/35, (1-day SOFR + 1.46%)(c)	32,846	33,965,342
5.34%, 01/23/35, (1-day SOFR + 1.62%)(c)	25,129	26,057,290
5.35%, 06/01/34, (1-day SOFR + 1.85%)(c)	37,907	39,528,498
5.40%, 01/06/42	8,518	8,721,201
5.50%, 01/24/36, (1-day SOFR + 1.32%)(c)	22,206	23,275,214
5.50%, 10/15/40(a)	8,796	9,227,874
5.53%, 11/29/45, (1-day SOFR + 1.55%)(c)	20,250	20,832,226
5.57%, 04/22/36, (1-day SOFR + 1.68%)(c)	30,655	32,292,060
5.58%, 04/22/30, (1-day SOFR + 0.16%)(c)	22,508	23,481,712
5.60%, 07/15/41	14,737	15,453,422
5.63%, 08/16/43(a)	7,703	7,975,797
5.77%, 04/22/35, (1-day SOFR + 1.49%)(c)	26,116	27,856,788
6.25%, 10/23/34, (1-day SOFR + 1.81%)(a)(c)	19,621	21,593,362
6.40%, 05/15/38	15,650	17,786,222
KeyBank NA, 5.00%, 01/26/33	4,973	5,000,237
KeyBank NA/Cleveland OH, 4.90%, 08/08/32	4,973	4,913,981
KeyCorp
2.55%, 10/01/29(a)	5,622	5,269,139
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(c)	1,840	1,830,154
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)(c)	6,105	6,608,036
Lloyds Banking Group PLC
4.34%, 01/09/48(a)	11,617	9,588,801
4.43%, 11/04/31, (1-year CMT + 0.82%)(c)	10,200	10,148,776
4.94%, 11/04/36, (1-year CMT + 0.97%)(c)	8,400	8,324,777
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)(c)	11,289	11,455,373
5.30%, 12/01/45	8,888	8,464,745
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)(c)	5,210	5,431,150
5.68%, 01/05/35, (1-year CMT + 1.75%)(a)(c)	10,709	11,231,788
5.72%, 06/05/30, (1-year CMT + 1.07%)(c)	17,083	17,869,705
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.85%)(c)	8,442	8,467,990
5.18%, 07/08/31, (1-day SOFR + 1.40%)(c)	8,467	8,634,119
5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)(c)	8,049	8,138,838
6.08%, 03/13/32, (1-day SOFR + 2.26%)(c)	8,192	8,661,334
7.41%, 10/30/29, (1-day SOFR + 2.80%)(a)(c)	5,875	6,358,616
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	13,433	12,144,362
2.31%, 07/20/32, (1-year CMT + 0.95%)(c)	9,581	8,516,895

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.49%, 10/13/32, (1-year CMT + 0.97%)(c)	$7,873	$7,043,394
2.56%, 02/25/30(a)	11,960	11,158,434
2.85%, 01/19/33, (1-year CMT + 1.10%)(c)	10,369	9,404,338
3.20%, 07/18/29	7,820	7,539,400
3.74%, 03/07/29(a)	9,789	9,677,593
3.75%, 07/18/39	15,230	13,402,660
4.53%, 09/12/31, (1-year CMT + 0.80%)(c)	12,784	12,841,092
5.13%, 07/20/33, (1-year CMT + 2.13%)(c)	8,256	8,513,108
5.16%, 04/24/31, (1-year CMT + 1.17%)(c)	13,387	13,804,630
5.19%, 09/12/36, (1-year CMT + 0.93%)(c)	10,070	10,270,810
5.20%, 01/16/31, (1-year CMT + 0.78%)(c)	7,172	7,397,896
5.26%, 04/17/30, (1-year CMT + 0.82%)(a)(c)	8,882	9,172,742
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)(c)	5,940	6,236,925
5.43%, 04/17/35, (1-year CMT + 1.00%)(c)	12,206	12,722,071
5.44%, 02/22/34, (1-year CMT + 1.63%)(c)	8,585	9,008,411
5.47%, 09/13/33, (1-year CMT + 2.13%)(a)(c)	4,983	5,233,799
5.57%, 01/16/36, (1-year CMT + 0.95%)(c)	8,352	8,762,827
5.62%, 04/24/36, (1-year CMT + 1.27%)(c)	15,823	16,632,650
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(c)	13,279	11,861,501
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(a)(c)	13,192	11,958,510
2.56%, 09/13/31	10,326	9,185,791
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(c)	8,921	8,561,602
4.71%, 07/08/31, (1-year CMT + 0.92%)(c)	8,996	9,095,333
5.32%, 07/08/36, (1-year CMT + 1.07%)(c)	11,807	12,145,328
5.38%, 05/26/30, (1-year CMT + 1.12%)(c)	8,120	8,403,624
5.38%, 07/10/30, (1-year CMT + 1.08%)(c)	9,222	9,553,576
5.42%, 05/13/36, (1-year CMT + 0.98%)(a)(c)	6,225	6,454,190
5.58%, 05/26/35, (1-year CMT + 1.30%)(a)(c)	4,160	4,358,326
5.67%, 09/13/33, (1-year CMT + 2.40%)(c)	6,160	6,524,540
5.75%, 05/27/34, (1-year CMT + 1.80%)(c)	4,737	5,032,656
5.75%, 07/06/34, (1-year CMT + 1.90%)(c)	6,358	6,762,063
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(c)	26,267	22,956,696
1.93%, 04/28/32, (1-day SOFR + 1.02%)(c)	27,634	24,196,422
2.24%, 07/21/32, (1-day SOFR + 1.18%)(a)(c)	30,782	27,245,034
2.51%, 10/20/32, (1-day SOFR + 1.20%)(c)	26,336	23,550,526
2.70%, 01/22/31, (1-day SOFR + 1.14%)(c)	37,732	35,296,422
2.80%, 01/25/52, (1-day SOFR + 1.43%)(a)(c)	20,421	13,180,471
2.94%, 01/21/33, (1-day SOFR + 1.29%)(c)	25,847	23,519,656
3.22%, 04/22/42, (1-day SOFR + 1.49%)(c)	14,604	11,465,251
3.62%, 04/01/31, (1-day SOFR + 3.12%)(c)	15,520	15,069,977
3.97%, 07/22/38(a)(c)	22,036	19,837,794
4.30%, 01/27/45	23,618	20,761,448
4.38%, 01/22/47	20,827	18,245,704
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)(c)	9,482	9,532,383
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(c)	17,638	16,599,822
4.65%, 10/18/30, (1-day SOFR + 1.10%)(c)	30,699	31,048,428
4.89%, 07/20/33, (1-day SOFR + 2.08%)(c)	17,214	17,478,044
5.04%, 07/19/30, (1-day SOFR + 1.22%)(c)	6,927	7,097,532
5.17%, 01/16/30, (1-day SOFR + 1.45%)(c)	7,322	7,516,488
5.19%, 04/17/31, (1-day SOFR + 1.51%)(c)	18,967	19,545,484
5.23%, 01/15/31, (1-day SOFR + 1.11%)(c)	25,324	26,144,080
5.25%, 04/21/34, (1-day SOFR + 1.87%)(c)	21,878	22,569,273
5.32%, 07/19/35, (1-day SOFR + 1.56%)(c)	25,087	25,813,595
5.42%, 07/21/34, (1-day SOFR + 1.88%)(c)	21,755	22,671,445
Security	Par (000)	Value
Banks (continued)
5.47%, 01/18/35, (1-day SOFR + 1.73%)(c)	$22,901	$23,818,858
5.52%, 11/19/55, (1-day SOFR + 1.71%)(c)	24,782	25,078,110
5.59%, 01/18/36, (1-day SOFR + 1.42%)(c)	21,064	22,045,096
5.60%, 03/24/51, (1-day SOFR + 4.84%)(c)	16,716	17,043,822
5.66%, 04/18/30, (1-day SOFR + 1.26%)(c)	21,983	22,921,916
5.66%, 04/17/36, (1-day SOFR + 1.76%)(c)	22,811	23,991,551
5.83%, 04/19/35, (1-day SOFR + 1.58%)(c)	28,058	29,905,316
6.34%, 10/18/33, (1-day SOFR + 2.56%)(c)	25,678	28,215,148
6.38%, 07/24/42	16,002	18,004,937
6.41%, 11/01/29, (1-day SOFR + 1.83%)(c)	8,652	9,173,581
6.63%, 11/01/34, (1-day SOFR + 2.05%)(c)	14,014	15,687,315
7.25%, 04/01/32(a)	9,485	10,961,540
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(a)(c)	25,714	25,626,665
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(c)	21,818	21,684,799
Morgan Stanley Private Bank N.A., 4.73%, 07/18/31, (1-day SOFR + 1.08%)(c)	27,767	28,193,232
National Australia Bank Ltd./New York
4.53%, 06/13/30	3,686	3,749,962
4.79%, 01/10/29	4,079	4,174,041
4.90%, 01/14/30	3,077	3,175,039
National Bank of Canada
4.50%, 10/10/29	4,697	4,739,583
5.60%, 12/18/28	2,711	2,825,897
NatWest Group PLC
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(c)	12,949	12,975,490
4.96%, 08/15/30, (1-year CMT + 1.22%)(c)	19,880	20,269,473
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(c)	9,550	9,750,364
5.12%, 05/23/31, (1-year CMT + 1.05%)(c)	12,168	12,492,546
5.78%, 03/01/35, (1-year CMT + 1.50%)(c)	11,537	12,187,507
6.02%, 03/02/34, (1-year CMT + 2.10%)(a)(c)	7,897	8,485,221
Northern Trust Corp.
1.95%, 05/01/30	7,006	6,394,888
6.13%, 11/02/32	5,874	6,419,271
PNC Bank N.A., 2.70%, 10/22/29	10,059	9,462,699
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(c)	13,912	12,431,908
2.55%, 01/22/30(a)	19,472	18,243,500
3.45%, 04/23/29(a)	11,540	11,310,092
4.81%, 10/21/32, (1-day SOFR + 1.26%)(c)	8,223	8,339,892
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)(c)	6,844	6,987,142
5.07%, 01/24/34, (1-day SOFR + 1.93%)(c)	9,031	9,211,402
5.22%, 01/29/31, (1-day SOFR + 1.07%)(c)	10,698	11,056,995
5.37%, 07/21/36, (1-day SOFR + 1.42%)(c)	15,519	15,946,143
5.40%, 07/23/35, (1-day SOFR + 1.60%)(c)	12,277	12,703,153
5.49%, 05/14/30, (1-day SOFR + 1.20%)(c)	15,110	15,713,493
5.58%, 01/29/36, (1-day SOFR + 1.39%)(c)	14,927	15,582,589
5.68%, 01/22/35, (1-day SOFR + 1.90%)(c)	14,182	14,950,289
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)(c)	6,080	6,519,061
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(c)	11,399	12,278,489
6.88%, 10/20/34, (1-day SOFR + 2.28%)(c)	13,483	15,249,193
Regions Financial Corp.
5.50%, 09/06/35, (1-day SOFR +2 0.06%)(c)	6,344	6,504,723
5.72%, 06/06/30, (1-day SOFR + 1.49%)(c)	5,372	5,582,456
Royal Bank of Canada
2.30%, 11/03/31	16,585	14,841,671
3.88%, 05/04/32(a)	13,417	13,019,583

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.31%, 11/03/31, (1-day SOFR + 0.98%)(c)	$8,425	$8,380,300
4.65%, 10/18/30, (1-day SOFR Index + 1.80%)(a)(c)	10,810	10,931,423
4.70%, 08/06/31, (1-day SOFR + 1.06%)(c)	11,119	11,259,484
4.95%, 02/01/29	6,685	6,865,069
4.97%, 08/02/30, (1-day SOFR + 1.00%)(c)	8,254	8,439,526
4.97%, 05/02/31, (1-day SOFR Index + 1.30%)(c)	11,214	11,487,071
5.00%, 02/01/33	9,862	10,165,283
5.00%, 05/02/33	7,612	7,827,057
5.15%, 02/04/31, (1-day SOFR + 1.03%)(a)(c)	11,958	12,317,258
5.15%, 02/01/34(a)	12,753	13,311,894
Santander Holdings USA Inc.
5.35%, 09/06/30, (1-day SOFR + 1.94%)(c)	9,455	9,633,109
5.74%, 03/20/31, (1-day SOFR + 1.88%)(c)	6,169	6,357,438
6.17%, 01/09/30, (1-day SOFR + 2.50%)(a)(c)	8,818	9,178,334
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(c)	5,642	5,994,648
Santander U.K. Group Holdings PLC
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(c)	6,853	6,930,797
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(c)	10,886	10,791,324
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(c)	8,001	8,338,385
State Street Bank & Trust Co., 4.78%, 11/23/29(a)	5,807	5,965,597
State Street Corp.
2.20%, 03/03/31	6,982	6,246,931
2.40%, 01/24/30(a)	6,484	6,090,723
4.83%, 04/24/30(a)	7,121	7,311,356
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30(a)	21,997	19,959,966
2.22%, 09/17/31(a)	18,892	16,725,856
2.75%, 01/15/30	13,448	12,637,797
2.93%, 09/17/41(a)	5,366	3,970,136
3.04%, 07/16/29	16,449	15,755,625
5.24%, 04/15/30(a)	7,168	7,430,228
5.32%, 07/09/29(a)	12,785	13,241,905
5.42%, 07/09/31(a)	14,039	14,694,319
5.56%, 07/09/34(a)	11,968	12,629,733
5.63%, 01/15/35(a)	6,017	6,399,897
5.71%, 01/13/30	11,674	12,300,284
5.77%, 01/13/33(a)	11,038	11,795,879
5.81%, 09/14/33(a)	6,971	7,484,662
5.84%, 07/09/44	9,272	9,698,646
6.18%, 07/13/43(a)	5,258	5,774,362
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	9,887	8,798,284
3.20%, 03/10/32	9,001	8,372,178
4.46%, 06/08/32	14,116	14,120,150
4.78%, 12/17/29	5,298	5,408,107
4.81%, 06/03/30(a)	7,045	7,184,225
4.93%, 10/15/35	8,974	8,996,631
4.99%, 04/05/29	3,869	3,966,206
5.30%, 01/30/32	8,887	9,278,116
Truist Bank, 2.25%, 03/11/30	14,833	13,544,698
Truist Financial Corp.
1.95%, 06/05/30	12,820	11,557,470
4.96%, 10/23/36, (1-day SOFR + 1.40%)(c)	10,553	10,399,061
5.07%, 05/20/31, (1-day SOFR + 1.31%)(c)	9,871	10,100,704
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)(c)	13,722	13,887,093
Security	Par (000)	Value
Banks (continued)
5.15%, 08/05/32, (1-day SOFR + 1.57%)(c)	$9,598	$9,825,565
5.44%, 01/24/30, (1-day SOFR + 1.62%)(c)	8,391	8,668,935
5.71%, 01/24/35, (1-day SOFR + 1.92%)(c)	17,234	18,056,250
5.87%, 06/08/34, (1-day SOFR + 2.36%)(c)	10,097	10,682,008
6.12%, 10/28/33, (1-day SOFR + 2.30%)(c)	5,259	5,646,825
7.16%, 10/30/29, (1-day SOFR + 2.45%)(c)	8,449	9,128,103
U.S. Bancorp
1.38%, 07/22/30	18,126	15,929,908
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)(c)	8,400	7,527,668
3.00%, 07/30/29	17,538	16,803,766
4.84%, 02/01/34, (1-day SOFR + 1.60%)(c)	12,498	12,552,269
5.05%, 02/12/31, (1-day SOFR + 1.06%)(c)	11,236	11,518,363
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)(c)	11,260	11,570,153
5.10%, 07/23/30, (1-day SOFR + 1.25%)(c)	9,238	9,491,586
5.38%, 01/23/30, (1-day SOFR + 1.56%)(c)	14,218	14,689,745
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(c)	12,208	12,648,543
5.68%, 01/23/35, (1-day SOFR + 1.86%)(c)	11,346	11,946,922
5.84%, 06/12/34, (1-day SOFR + 2.26%)(c)	12,059	12,845,562
5.85%, 10/21/33, (1-day SOFR + 2.09%)(c)	10,017	10,674,493
UBS AG/London, 4.50%, 06/26/48(a)	7,784	6,963,686
UBS Group AG, 4.88%, 05/15/45	13,318	12,520,179
Wachovia Corp., 5.50%, 08/01/35	10,414	10,737,427
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(c)	28,932	26,969,224
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(c)	32,546	30,846,458
3.07%, 04/30/41, (1-day SOFR + 2.53%)(c)	29,191	22,758,827
3.35%, 03/02/33, (1-day SOFR + 1.50%)(c)	47,284	44,104,567
3.90%, 05/01/45	18,205	14,945,591
4.15%, 01/24/29	4,900	4,902,176
4.40%, 06/14/46	20,159	17,091,357
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(c)	19,111	19,219,923
4.61%, 04/25/53, (1-day SOFR + 2.13%)(c)	30,410	26,711,606
4.65%, 11/04/44	15,495	13,713,523
4.75%, 12/07/46	18,644	16,573,265
4.89%, 09/15/36, (1-day SOFR + 1.34%)(a)(c)	24,000	23,971,651
4.90%, 07/25/33, (1-day SOFR + 2.10%)(c)	40,231	40,832,421
4.90%, 11/17/45	16,353	14,931,767
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(c)	45,483	42,433,920
5.15%, 04/23/31, (1-day SOFR + 1.50%)(c)	34,426	35,504,904
5.20%, 01/23/30, (1-day SOFR + 1.50%)(c)	9,040	9,297,212
5.21%, 12/03/35, (1-day SOFR + 1.38%)(c)	17,743	18,131,259
5.24%, 01/24/31, (1-day SOFR + 1.11%)(c)	18,346	18,969,854
5.38%, 11/02/43	15,418	15,079,347
5.39%, 04/24/34, (1-day SOFR + 2.02%)(a)(c)	30,999	32,179,485
5.50%, 01/23/35, (1-day SOFR + 1.78%)(c)	27,048	28,217,496
5.56%, 07/25/34, (1-day SOFR + 1.99%)(c)	38,196	40,077,535
5.61%, 04/23/36, (1-day SOFR + 1.74%)(c)	20,903	21,804,737
5.61%, 01/15/44	23,567	23,613,399
6.49%, 10/23/34, (1-day SOFR + 2.06%)(c)	25,424	28,223,551
Wells Fargo Bank NA
5.85%, 02/01/37(a)	8,108	8,587,371
6.60%, 01/15/38	11,675	13,128,348
Westpac Banking Corp.
1.95%, 11/20/28	3,903	3,680,750
2.15%, 06/03/31	7,866	7,087,213
2.65%, 01/16/30(a)	9,912	9,377,112
2.96%, 11/16/40	9,236	7,091,091

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.13%, 11/18/41	$6,737	$5,108,560
4.35%, 07/01/30	14,918	15,067,384
4.42%, 07/24/39(a)	8,832	8,204,957
5.05%, 04/16/29	6,221	6,437,315
5.54%, 11/17/28	3,171	3,315,502
6.82%, 11/17/33	6,521	7,309,526
		7,474,364,773
Beverages — 2.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	47,786	47,393,940
4.90%, 02/01/46	74,044	69,680,735
Anheuser-Busch InBev Finance Inc., 4.90%, 02/01/46	12,437	11,654,168
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30(a)	19,066	18,602,683
4.44%, 10/06/48	18,092	15,854,456
4.50%, 06/01/50(a)	8,145	7,457,632
4.75%, 01/23/29(a)	8,435	8,613,243
4.90%, 01/23/31(a)	6,557	6,785,976
4.95%, 01/15/42	10,467	10,097,791
5.00%, 06/15/34(a)	10,571	10,920,378
5.45%, 01/23/39	15,308	15,896,669
5.55%, 01/23/49	33,512	33,953,380
5.80%, 01/23/59	15,759	16,475,541
8.20%, 01/15/39	11,918	15,396,713
Coca-Cola Co. (The)
1.38%, 03/15/31(a)	15,841	13,830,967
1.65%, 06/01/30(a)	10,852	9,785,597
2.00%, 03/05/31	11,805	10,653,762
2.13%, 09/06/29	11,692	10,967,059
2.25%, 01/05/32(a)	7,755	6,967,726
2.50%, 06/01/40	8,688	6,474,381
2.50%, 03/15/51(a)	10,471	6,424,997
2.60%, 06/01/50	11,433	7,254,162
2.75%, 06/01/60	9,014	5,423,569
2.88%, 05/05/41(a)	6,394	4,934,738
3.00%, 03/05/51	10,138	6,925,355
3.45%, 03/25/30	9,683	9,449,154
4.65%, 08/14/34(a)	10,715	10,917,717
5.00%, 05/13/34(a)	11,256	11,739,041
5.20%, 01/14/55	10,118	9,945,139
5.30%, 05/13/54	7,483	7,458,237
5.40%, 05/13/64(a)	17,113	17,000,077
Constellation Brands Inc.
2.25%, 08/01/31(a)	12,130	10,721,918
3.15%, 08/01/29(a)	11,112	10,683,395
4.90%, 05/01/33(a)	3,975	3,998,158
Diageo Capital PLC
2.00%, 04/29/30(a)	9,948	9,076,241
2.13%, 04/29/32	9,472	8,223,657
2.38%, 10/24/29	9,427	8,837,715
5.50%, 01/24/33	6,684	7,059,002
5.63%, 10/05/33	6,742	7,171,114
Diageo Investment Corp.
5.13%, 08/15/30	6,513	6,753,425
5.63%, 04/15/35	6,957	7,364,584
Keurig Dr Pepper Inc.
3.20%, 05/01/30(a)	7,204	6,817,471
3.80%, 05/01/50	6,503	4,798,577
Security	Par (000)	Value
Beverages (continued)
3.95%, 04/15/29	$8,907	$8,781,177
4.05%, 04/15/32(a)	9,414	9,026,944
4.50%, 04/15/52	10,596	8,654,783
5.05%, 03/15/29	5,467	5,571,401
Molson Coors Beverage Co.
4.20%, 07/15/46	14,774	12,085,160
5.00%, 05/01/42(a)	8,752	8,133,520
PepsiCo Inc.
1.40%, 02/25/31(a)	10,742	9,380,524
1.63%, 05/01/30	11,521	10,386,321
1.95%, 10/21/31	13,848	12,227,136
2.63%, 07/29/29(a)	11,749	11,192,472
2.63%, 10/21/41	6,042	4,423,864
2.75%, 03/19/30	9,597	9,079,403
2.75%, 10/21/51(a)	8,792	5,675,321
2.88%, 10/15/49	9,588	6,461,987
3.45%, 10/06/46	7,968	6,125,437
3.63%, 03/19/50	7,765	5,977,443
3.90%, 07/18/32(a)	9,020	8,844,986
4.45%, 02/15/33(a)	7,210	7,306,050
4.45%, 04/14/46	8,029	7,231,505
4.50%, 07/17/29	7,928	8,082,839
4.60%, 02/07/30	8,460	8,654,268
4.65%, 07/23/32	8,953	9,138,440
5.00%, 02/07/35	10,404	10,680,682
5.00%, 07/23/35(a)	11,570	11,836,157
5.25%, 07/17/54(a)	6,378	6,318,736
		747,716,796
Biotechnology — 1.7%
Amgen Inc.
2.00%, 01/15/32	22,678	19,666,389
2.30%, 02/25/31(a)	12,455	11,249,682
2.45%, 02/21/30(a)	9,783	9,084,256
2.77%, 09/01/53(a)	9,430	5,725,458
2.80%, 08/15/41	9,132	6,728,114
3.00%, 02/22/29	7,126	6,875,094
3.00%, 01/15/52(a)	9,380	6,233,301
3.15%, 02/21/40	14,565	11,485,797
3.35%, 02/22/32	16,100	15,143,580
3.38%, 02/21/50	12,242	8,878,064
4.05%, 08/18/29	9,511	9,466,653
4.20%, 03/01/33(a)	11,155	10,884,132
4.20%, 02/22/52	7,727	6,213,536
4.40%, 05/01/45	18,675	16,225,206
4.40%, 02/22/62	9,534	7,632,158
4.56%, 06/15/48(a)	10,983	9,525,230
4.66%, 06/15/51	26,923	23,510,714
4.88%, 03/01/53	9,606	8,589,277
5.25%, 03/02/30(a)	10,106	10,482,997
5.25%, 03/02/33	30,023	31,079,651
5.60%, 03/02/43	22,338	22,666,527
5.65%, 03/02/53(a)	36,417	36,322,622
5.75%, 03/02/63	25,099	24,987,621
Biogen Inc.
2.25%, 05/01/30(a)	14,929	13,655,703
3.15%, 05/01/50	11,830	7,776,872
5.20%, 09/15/45	9,224	8,553,555
Gilead Sciences Inc.
1.65%, 10/01/30	4,825	4,289,568
2.60%, 10/01/40	7,438	5,490,639
2.80%, 10/01/50	15,617	10,129,723

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
4.00%, 09/01/36(a)	$8,570	$7,994,675
4.15%, 03/01/47	13,106	11,054,591
4.50%, 02/01/45	14,715	13,222,122
4.60%, 09/01/35(a)	15,007	14,859,729
4.75%, 03/01/46	19,383	17,854,794
4.80%, 11/15/29	5,197	5,330,968
4.80%, 04/01/44	13,475	12,596,295
5.10%, 06/15/35(a)	8,217	8,450,438
5.25%, 10/15/33(a)	6,756	7,087,018
5.50%, 11/15/54	8,723	8,784,335
5.55%, 10/15/53(a)	12,820	12,986,772
5.60%, 11/15/64	6,753	6,831,042
5.65%, 12/01/41	8,006	8,366,912
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	10,935	9,693,333
2.80%, 09/15/50	4,720	2,959,169
Royalty Pharma PLC
2.20%, 09/02/30	9,927	8,941,335
3.30%, 09/02/40	6,449	4,987,737
3.55%, 09/02/50	9,440	6,635,756
5.20%, 09/25/35	8,345	8,350,227
		545,539,367
Building Materials — 0.5%
Amrize Finance U.S. LLC
4.95%, 04/07/30(a)(b)	8,173	8,366,162
5.40%, 04/07/35(a)(b)	7,560	7,804,430
Carlisle Companies Inc., 2.75%, 03/01/30	3,400	3,191,233
Carrier Global Corp.
2.70%, 02/15/31(a)	6,110	5,630,591
2.72%, 02/15/30	9,712	9,115,696
3.38%, 04/05/40(a)	9,739	7,931,228
3.58%, 04/05/50(a)	9,970	7,517,456
5.90%, 03/15/34	7,102	7,641,950
CRH America Finance Inc.
4.40%, 02/09/31(a)	7,481	7,467,070
5.00%, 02/09/36	8,092	8,101,221
5.40%, 05/21/34	8,454	8,767,626
5.50%, 01/09/35	6,421	6,695,618
CRH SMW Finance DAC
5.13%, 01/09/30	7,544	7,760,047
5.20%, 05/21/29	8,991	9,275,211
Martin Marietta Materials Inc.
2.40%, 07/15/31	12,504	11,240,368
3.20%, 07/15/51(a)	6,495	4,479,800
5.15%, 12/01/34	6,210	6,353,674
5.50%, 12/01/54(a)	5,673	5,646,349
Owens Corning, 5.70%, 06/15/34(a)	5,839	6,139,410
Trane Technologies Financing Ltd., 3.80%, 03/21/29	7,525	7,450,020
Vulcan Materials Co.
3.50%, 06/01/30	6,764	6,542,768
5.35%, 12/01/34(a)	6,133	6,336,455
5.70%, 12/01/54	5,945	6,081,239
		165,535,622
Chemicals — 0.8%
Air Products and Chemicals Inc.
2.05%, 05/15/30(a)	12,009	10,992,342
2.70%, 05/15/40	7,822	5,871,971
2.80%, 05/15/50	6,883	4,504,248
4.60%, 02/08/29	5,163	5,255,942
Security	Par (000)	Value
Chemicals (continued)
4.85%, 02/08/34(a)	$8,167	$8,298,876
CF Industries Inc.
4.95%, 06/01/43	5,818	5,334,141
5.15%, 03/15/34(a)	8,142	8,196,420
5.38%, 03/15/44(a)	5,916	5,696,962
Dow Chemical Co. (The)
2.10%, 11/15/30	6,652	5,897,554
3.60%, 11/15/50(a)	10,452	7,037,087
4.38%, 11/15/42	12,282	9,926,804
4.80%, 01/15/31	4,950	4,927,189
5.25%, 11/15/41(a)	6,076	5,564,452
5.55%, 11/30/48	7,501	6,772,116
6.90%, 05/15/53(a)	7,222	7,653,377
DuPont de Nemours Inc.
4.73%, 11/15/28(b)	5,429	5,521,074
5.32%, 11/15/38	4,997	5,197,893
5.42%, 11/15/48	14,897	15,530,608
Eastman Chemical Co.
4.65%, 10/15/44	7,968	6,836,587
5.00%, 08/01/29(a)	8,940	9,101,006
5.63%, 02/20/34(a)	6,892	7,092,020
Ecolab Inc., 2.70%, 12/15/51(a)	6,250	3,958,269
LYB International Finance BV
4.88%, 03/15/44(a)	10,304	8,796,511
5.25%, 07/15/43	6,565	5,853,304
LYB International Finance III LLC
3.38%, 10/01/40	8,202	6,074,670
3.63%, 04/01/51	9,257	6,152,692
4.20%, 10/15/49	9,228	6,808,586
4.20%, 05/01/50(a)	7,246	5,336,094
5.50%, 03/01/34(a)	7,351	7,335,917
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	9,149	7,147,882
Nutrien Ltd.
4.20%, 04/01/29	8,309	8,296,122
5.00%, 04/01/49	6,342	5,811,323
5.80%, 03/27/53(a)	6,024	6,125,736
Sherwin-Williams Co. (The)
2.95%, 08/15/29	9,484	9,059,821
4.50%, 06/01/47	9,738	8,451,731
		246,417,327
Commercial Services — 0.7%
Automatic Data Processing Inc.
1.25%, 09/01/30(a)	6,008	5,283,071
4.45%, 09/09/34(a)	8,368	8,334,397
4.75%, 05/08/32	7,363	7,538,530
Equifax Inc., 2.35%, 09/15/31(a)	6,762	5,970,956
Global Payments Inc.
2.90%, 05/15/30	8,675	7,989,555
2.90%, 11/15/31(a)	8,842	7,863,820
3.20%, 08/15/29	13,858	13,096,281
4.15%, 08/15/49(a)	5,934	4,479,353
5.40%, 08/15/32	5,677	5,752,756
5.95%, 08/15/52(a)	6,047	5,851,831
Massachusetts Institute of Technology
5.60%, 07/01/2111	4,785	4,910,979
5.62%, 06/01/55(a)	2,200	2,336,323
PayPal Holdings Inc.
2.30%, 06/01/30	5,998	5,527,979
2.85%, 10/01/29	7,127	6,794,307
3.25%, 06/01/50(a)	9,589	6,681,888

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.40%, 06/01/32	$8,393	$8,383,537
5.05%, 06/01/52(a)	10,111	9,495,087
5.15%, 06/01/34(a)	7,504	7,723,027
President and Fellows of Harvard College, 4.61%, 02/15/35(a)	6,676	6,737,511
Quanta Services Inc., 2.90%, 10/01/30	11,433	10,692,728
RELX Capital Inc.
3.00%, 05/22/30	6,399	6,060,052
4.00%, 03/18/29	7,204	7,168,101
4.75%, 03/27/30	5,847	5,965,254
5.25%, 03/27/35	8,491	8,769,123
S&P Global Inc.
2.70%, 03/01/29(a)	5,705	5,463,815
2.90%, 03/01/32	15,796	14,515,505
3.70%, 03/01/52	7,180	5,548,124
4.25%, 05/01/29	16,725	16,805,966
5.25%, 09/15/33(a)	5,926	6,218,159
Verisk Analytics Inc.
4.50%, 08/15/30	2,655	2,665,098
5.13%, 02/15/36(a)	4,898	4,927,010
		225,550,123
Computers — 2.6%
Accenture Capital Inc.
4.05%, 10/04/29	13,933	13,908,231
4.25%, 10/04/31	11,026	10,990,657
4.50%, 10/04/34	11,195	11,037,876
Apple Inc.
1.25%, 08/20/30	15,589	13,755,776
1.65%, 05/11/30(a)	16,342	14,795,934
1.65%, 02/08/31	30,302	26,867,311
1.70%, 08/05/31	11,802	10,418,994
2.20%, 09/11/29	12,225	11,485,070
2.38%, 02/08/41	14,066	10,106,473
2.40%, 08/20/50	12,500	7,568,195
2.55%, 08/20/60	20,919	12,126,951
2.65%, 05/11/50	23,146	14,733,716
2.65%, 02/08/51	26,706	16,871,716
2.70%, 08/05/51	16,226	10,313,210
2.80%, 02/08/61	14,511	8,740,508
2.85%, 08/05/61	12,294	7,453,615
2.95%, 09/11/49	14,841	10,141,295
3.25%, 08/08/29	10,841	10,618,627
3.35%, 08/08/32(a)	9,312	8,883,578
3.45%, 02/09/45	15,752	12,430,910
3.75%, 09/12/47	10,698	8,619,617
3.75%, 11/13/47	6,298	5,061,550
3.85%, 05/04/43	21,886	18,646,010
3.85%, 08/04/46	13,707	11,293,862
3.95%, 08/08/52(a)	11,767	9,511,634
4.10%, 08/08/62	12,756	10,234,005
4.20%, 05/12/30	13,440	13,553,565
4.25%, 02/09/47	7,326	6,388,613
4.30%, 05/10/33	5,880	5,952,239
4.38%, 05/13/45(a)	15,839	14,273,544
4.45%, 05/06/44(a)	10,844	10,109,868
4.50%, 05/12/32(a)	6,928	7,057,594
4.50%, 02/23/36(a)	11,745	11,895,291
4.65%, 02/23/46	34,758	32,374,032
4.75%, 05/12/35(a)	8,264	8,430,457
4.85%, 05/10/53(a)	8,177	7,921,492
Security	Par (000)	Value
Computers (continued)
Dell International LLC/EMC Corp.
3.38%, 12/15/41	$4,885	$3,765,708
4.50%, 02/15/31	10,122	10,094,416
4.75%, 10/06/32	12,685	12,630,125
4.85%, 02/01/35	5,846	5,751,266
5.00%, 04/01/30	5,584	5,716,316
5.10%, 02/15/36(a)	8,441	8,366,328
5.30%, 10/01/29	10,501	10,844,864
5.30%, 04/01/32	10,920	11,268,205
5.40%, 04/15/34	7,079	7,288,215
5.50%, 04/01/35(a)	8,897	9,178,502
5.75%, 02/01/33	10,479	11,065,557
6.20%, 07/15/30	8,502	9,097,369
8.10%, 07/15/36	7,640	9,278,126
Hewlett Packard Enterprise Co.
4.40%, 10/15/30	8,300	8,232,303
4.55%, 10/15/29	11,063	11,121,069
4.85%, 10/15/31(a)	7,991	8,069,664
5.00%, 10/15/34(a)	18,494	18,284,849
5.60%, 10/15/54	12,044	11,371,385
6.20%, 10/15/35(a)	7,456	8,078,673
6.35%, 10/15/45	11,733	12,244,938
HP Inc.
2.65%, 06/17/31	10,005	9,011,474
4.00%, 04/15/29	9,353	9,246,674
5.50%, 01/15/33(a)	9,577	9,874,772
6.00%, 09/15/41(a)	7,910	8,085,928
IBM International Capital Pte Ltd.
4.90%, 02/05/34(a)	9,752	9,845,957
5.25%, 02/05/44	8,613	8,423,015
5.30%, 02/05/54(a)	10,764	10,197,496
International Business Machines Corp.
1.95%, 05/15/30(a)	11,675	10,598,252
2.95%, 05/15/50	10,320	6,718,232
3.50%, 05/15/29	28,533	27,933,838
4.00%, 06/20/42	7,377	6,252,648
4.15%, 05/15/39(a)	15,834	14,227,625
4.25%, 05/15/49(a)	23,006	18,964,752
4.40%, 07/27/32(a)	5,510	5,495,506
4.75%, 02/06/33(a)	8,371	8,513,064
4.80%, 02/10/30	8,149	8,336,112
4.90%, 07/27/52	9,453	8,519,978
5.00%, 02/10/32	9,677	9,954,264
5.20%, 02/10/35(a)	6,055	6,197,058
5.70%, 02/10/55(a)	9,265	9,307,254
Leidos Inc.
2.30%, 02/15/31	6,247	5,590,839
4.38%, 05/15/30	4,523	4,508,924
5.75%, 03/15/33(a)	2,409	2,543,663
		834,667,219
Cosmetics & Personal Care — 0.5%
Haleon U.S. Capital LLC
3.38%, 03/24/29	8,496	8,273,872
3.63%, 03/24/32	10,093	9,561,015
4.00%, 03/24/52(a)	8,078	6,508,219
Kenvue Inc.
4.85%, 05/22/32(a)	9,382	9,508,861
4.90%, 03/22/33(a)	8,960	9,053,944
5.00%, 03/22/30(a)	9,429	9,668,105
5.05%, 03/22/53(a)	12,705	11,660,866
5.10%, 03/22/43(a)	7,390	7,062,163

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.20%, 03/22/63(a)	$7,280	$6,654,118
Procter & Gamble Co. (The)
1.20%, 10/29/30(a)	11,843	10,383,176
1.95%, 04/23/31(a)	13,286	11,976,014
2.30%, 02/01/32(a)	8,170	7,435,190
3.00%, 03/25/30	11,253	10,816,474
4.05%, 01/26/33(a)	6,113	6,116,811
4.10%, 11/03/32	4,200	4,161,747
4.55%, 01/29/34	4,909	4,981,101
Unilever Capital Corp.
1.75%, 08/12/31(a)	12,295	10,833,218
2.13%, 09/06/29(a)	5,673	5,305,293
4.63%, 08/12/34	8,454	8,514,280
5.00%, 12/08/33	6,281	6,524,232
5.90%, 11/15/32	6,024	6,592,656
		171,591,355
Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	32,336	29,824,136
3.40%, 10/29/33	14,121	12,720,509
3.85%, 10/29/41(a)	9,605	7,922,930
4.63%, 09/10/29(a)	18,476	18,629,476
4.95%, 09/10/34	10,746	10,696,492
5.10%, 01/19/29	8,237	8,420,874
5.38%, 12/15/31(a)	6,873	7,111,777
6.15%, 09/30/30	11,138	11,918,505
Air Lease Corp.
2.88%, 01/15/32(a)	4,948	4,426,089
3.13%, 12/01/30	5,277	4,876,083
Ally Financial Inc., 8.00%, 11/01/31	14,789	16,798,398
American Express Co.
4.05%, 05/03/29(a)	4,181	4,195,802
4.05%, 12/03/42	9,418	8,173,229
Ameriprise Financial Inc.
5.15%, 05/15/33(a)	6,530	6,769,370
5.20%, 04/15/35(a)	6,229	6,363,877
Apollo Global Management Inc., 5.80%, 05/21/54(a)	8,146	8,169,250
Brookfield Finance Inc.
3.50%, 03/30/51	7,006	4,943,101
4.35%, 04/15/30	6,176	6,191,006
4.70%, 09/20/47	7,395	6,492,978
4.85%, 03/29/29(a)	5,855	5,951,934
5.97%, 03/04/54	8,280	8,499,450
Capital One Financial Corp., 6.70%, 11/29/32	4,997	5,512,849
Charles Schwab Corp. (The)
1.65%, 03/11/31	9,864	8,604,057
1.95%, 12/01/31	11,772	10,233,708
2.30%, 05/13/31(a)	7,020	6,338,047
2.90%, 03/03/32(a)	7,106	6,490,337
CME Group Inc.
2.65%, 03/15/32	6,752	6,161,331
4.40%, 03/15/30	5,724	5,789,495
5.30%, 09/15/43	7,194	7,379,271
Intercontinental Exchange Inc.
1.85%, 09/15/32(a)	12,900	10,967,483
2.10%, 06/15/30	10,948	9,977,964
2.65%, 09/15/40	6,366	4,730,172
3.00%, 06/15/50(a)	7,761	5,213,834
3.00%, 09/15/60(a)	12,332	7,649,088
Security	Par (000)	Value
Diversified Financial Services (continued)
4.25%, 09/21/48	$13,408	$11,332,135
4.35%, 06/15/29(a)	6,831	6,888,195
4.60%, 03/15/33(a)	15,830	15,966,480
4.95%, 06/15/52(a)	12,892	12,018,283
5.20%, 06/15/62	12,153	11,526,674
5.25%, 06/15/31	10,138	10,586,060
Jefferies Financial Group Inc.
2.63%, 10/15/31	13,214	11,587,914
4.15%, 01/23/30(a)	12,483	12,199,811
6.20%, 04/14/34(a)	11,990	12,586,360
LPL Holdings Inc.
5.20%, 03/15/30(a)	5,181	5,290,275
6.75%, 11/17/28(a)	4,865	5,185,377
Mastercard Inc.
2.00%, 11/18/31	8,089	7,169,932
2.95%, 06/01/29(a)	5,566	5,380,516
3.35%, 03/26/30	6,625	6,454,203
3.65%, 06/01/49	9,066	7,048,307
3.85%, 03/26/50	10,928	8,743,038
4.35%, 01/15/32(a)	9,136	9,183,948
4.55%, 01/15/35(a)	8,395	8,384,847
4.85%, 03/09/33	10,212	10,500,025
4.88%, 05/09/34	8,552	8,758,178
Nasdaq Inc.
5.55%, 02/15/34	8,180	8,576,710
5.95%, 08/15/53	5,869	6,164,443
6.10%, 06/28/63	8,449	8,928,525
Nomura Holdings Inc.
2.61%, 07/14/31	12,770	11,495,486
2.68%, 07/16/30	6,199	5,704,597
3.00%, 01/22/32	11,021	9,988,243
3.10%, 01/16/30(a)	13,339	12,614,894
4.90%, 07/01/30	9,379	9,509,864
5.78%, 07/03/34(a)	9,245	9,801,971
6.18%, 01/18/33	1,160	1,255,266
Raymond James Financial Inc.
3.75%, 04/01/51	9,364	7,048,979
4.95%, 07/15/46(a)	7,195	6,643,892
5.65%, 09/11/55(a)	6,515	6,417,080
Synchrony Financial, 2.88%, 10/28/31(a)	4,478	3,974,550
Visa Inc.
1.10%, 02/15/31(a)	11,316	9,803,420
2.00%, 08/15/50(a)	16,744	9,328,849
2.05%, 04/15/30(a)	10,828	9,985,591
2.70%, 04/15/40	7,853	6,040,827
3.65%, 09/15/47	8,221	6,516,926
4.15%, 12/14/35(a)	12,887	12,479,271
4.30%, 12/14/45	22,919	20,284,220
		663,497,064
Electric — 4.2%
AEP Texas Inc., 5.85%, 10/15/55	5,384	5,389,420
AES Corp. (The)
2.45%, 01/15/31(a)	4,283	3,883,921
5.80%, 03/15/32	9,354	9,553,719
Ameren Corp.
3.50%, 01/15/31(a)	6,598	6,309,961
5.38%, 03/15/35	6,649	6,824,916
American Electric Power Co. Inc.
5.20%, 01/15/29	6,637	6,843,496
5.63%, 03/01/33	6,824	7,179,429

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Berkshire Hathaway Energy Co.
2.85%, 05/15/51(a)	$13,683	$8,723,111
3.70%, 07/15/30	8,153	7,999,677
3.80%, 07/15/48	7,148	5,529,413
4.25%, 10/15/50	8,349	6,845,622
4.45%, 01/15/49	9,193	7,884,683
4.50%, 02/01/45	7,168	6,340,497
4.60%, 05/01/53	7,419	6,406,422
5.15%, 11/15/43(a)	5,921	5,745,440
6.13%, 04/01/36(a)	13,932	15,118,059
Commonwealth Edison Co., 4.00%, 03/01/48	7,303	5,949,892
Connecticut Light and Power Co. (The), 4.00%, 04/01/48	4,642	3,769,735
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	7,836	7,128,088
3.60%, 06/15/61(a)	7,823	5,484,744
4.45%, 03/15/44	8,291	7,326,884
4.63%, 12/01/54	5,052	4,386,191
5.70%, 05/15/54(a)	6,325	6,494,821
5.90%, 11/15/53	7,864	8,235,057
Series 20B, 3.95%, 04/01/50(a)	9,951	7,955,354
Constellation Energy Generation LLC
5.60%, 06/15/42	4,919	4,973,474
5.75%, 03/15/54	8,264	8,357,101
6.25%, 10/01/39	7,316	7,982,040
6.50%, 10/01/53	7,565	8,372,245
Dominion Energy Inc.
5.00%, 06/15/30(a)	6,443	6,613,700
5.38%, 11/15/32	7,016	7,299,145
Series C, 2.25%, 08/15/31	9,358	8,291,599
Series C, 3.38%, 04/01/30	9,094	8,738,623
DTE Energy Co.
5.10%, 03/01/29(a)	7,877	8,072,712
5.20%, 04/01/30	9,407	9,697,007
5.85%, 06/01/34(a)	6,940	7,379,374
Duke Energy Carolinas LLC
3.20%, 08/15/49	6,846	4,795,008
4.95%, 01/15/33(a)	7,137	7,355,568
5.30%, 02/15/40	6,309	6,429,156
5.35%, 01/15/53	8,299	8,168,466
5.40%, 01/15/54(a)	6,630	6,596,536
Duke Energy Corp.
2.45%, 06/01/30(a)	5,981	5,521,204
2.55%, 06/15/31	14,875	13,476,240
3.30%, 06/15/41	7,068	5,479,275
3.50%, 06/15/51(a)	7,440	5,263,897
3.75%, 09/01/46	8,797	6,781,731
4.50%, 08/15/32(a)	7,077	7,043,195
4.95%, 09/15/35	6,805	6,768,959
5.00%, 08/15/52	9,083	8,207,511
5.45%, 06/15/34(a)	5,339	5,563,042
5.70%, 09/15/55(a)	12,600	12,585,904
5.80%, 06/15/54(a)	6,132	6,200,458
6.10%, 09/15/53	4,461	4,697,864
Duke Energy Florida LLC, 6.40%, 06/15/38	8,363	9,421,108
Duke Energy Progress LLC
5.05%, 03/15/35(a)	9,201	9,373,680
5.55%, 03/15/55	5,811	5,874,848
Entergy Louisiana LLC
4.20%, 09/01/48(a)	8,288	6,836,285
5.80%, 03/15/55	5,866	6,032,702
Security	Par (000)	Value
Electric (continued)
Eversource Energy
5.13%, 05/15/33	$7,321	$7,429,062
5.95%, 02/01/29(a)	5,201	5,445,213
Exelon Corp.
4.05%, 04/15/30	9,692	9,600,004
4.45%, 04/15/46	7,723	6,617,612
4.70%, 04/15/50	6,548	5,690,993
5.30%, 03/15/33	7,069	7,344,888
5.60%, 03/15/53(a)	8,545	8,414,028
FirstEnergy Corp., Series C, 3.40%, 03/01/50	6,470	4,532,810
Florida Power & Light Co.
2.45%, 02/03/32	7,754	6,980,102
2.88%, 12/04/51	10,990	7,167,047
3.15%, 10/01/49	7,785	5,448,904
3.95%, 03/01/48	8,055	6,566,774
4.80%, 05/15/33	6,624	6,753,819
5.10%, 04/01/33(a)	7,811	8,089,942
5.15%, 06/15/29(a)	11,778	12,233,568
5.30%, 06/15/34	7,492	7,834,537
5.30%, 04/01/53	7,464	7,325,196
5.60%, 06/15/54	6,921	7,112,078
5.70%, 03/15/55(a)	7,436	7,740,093
Georgia Power Co.
4.30%, 03/15/42	6,937	6,143,900
4.85%, 03/15/31(a)	5,176	5,313,984
4.95%, 05/17/33(a)	9,439	9,629,111
5.13%, 05/15/52(a)	7,918	7,570,884
5.25%, 03/15/34(a)	7,286	7,521,940
Series A, 3.25%, 03/15/51	9,148	6,422,017
MidAmerican Energy Co.
3.65%, 04/15/29	8,971	8,860,687
4.25%, 07/15/49	7,006	5,853,825
5.85%, 09/15/54	8,160	8,591,045
National Grid PLC
5.42%, 01/11/34	7,183	7,459,289
5.81%, 06/12/33	4,955	5,278,477
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	19,882	18,193,593
2.44%, 01/15/32	12,520	11,080,147
2.75%, 11/01/29(a)	12,247	11,609,757
4.90%, 03/15/29(a)	5,240	5,362,871
5.00%, 07/15/32	6,391	6,541,706
5.05%, 03/15/30(a)	10,960	11,291,177
5.05%, 02/28/33	7,390	7,559,225
5.25%, 03/15/34(a)	11,722	12,043,161
5.25%, 02/28/53(a)	9,378	8,883,283
5.30%, 03/15/32(a)	8,521	8,875,409
5.45%, 03/15/35	10,693	11,069,710
5.55%, 03/15/54(a)	5,463	5,373,219
5.90%, 03/15/55	6,515	6,695,507
Northern States Power Co./MN, 5.10%, 05/15/53	4,837	4,616,877
Oncor Electric Delivery Co. LLC
4.95%, 09/15/52	6,751	6,178,914
5.55%, 06/15/54	7,037	7,005,363
5.65%, 11/15/33	6,721	7,150,400
Pacific Gas and Electric Co.
2.50%, 02/01/31	19,742	17,657,486
3.25%, 06/01/31	5,895	5,448,375
3.30%, 08/01/40	9,658	7,325,084
3.50%, 08/01/50(a)	17,736	12,109,648

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.95%, 12/01/47	$6,053	$4,555,743
4.50%, 07/01/40	17,342	15,093,490
4.55%, 07/01/30	17,927	17,816,068
4.95%, 07/01/50(a)	25,067	21,529,217
5.05%, 10/15/32	5,856	5,865,155
5.55%, 05/15/29	8,096	8,334,797
5.70%, 03/01/35	10,155	10,421,977
5.80%, 05/15/34(a)	8,723	9,044,440
5.90%, 10/01/54	7,209	7,016,580
6.00%, 08/15/35(a)	9,502	9,960,641
6.10%, 01/15/29	5,206	5,431,492
6.10%, 10/15/55	7,350	7,345,561
6.15%, 01/15/33	8,090	8,584,642
6.15%, 03/01/55	6,388	6,421,179
6.40%, 06/15/33	8,855	9,537,371
6.70%, 04/01/53	5,607	6,007,370
6.75%, 01/15/53(a)	13,083	14,101,171
6.95%, 03/15/34	8,355	9,275,317
PacifiCorp
2.90%, 06/15/52	9,606	5,840,049
5.35%, 12/01/53	9,678	8,868,418
5.45%, 02/15/34(a)	9,513	9,759,009
5.50%, 05/15/54	10,663	10,022,953
5.80%, 01/15/55(a)	13,466	13,160,341
PPL Capital Funding Inc., 5.25%, 09/01/34	5,716	5,855,180
PPL Electric Utilities Corp., 5.25%, 05/15/53	5,576	5,455,252
Public Service Co. of Colorado
1.88%, 06/15/31	11,658	10,223,217
5.15%, 09/15/35	7,758	7,875,974
5.25%, 04/01/53	6,952	6,618,022
5.35%, 05/15/34	9,766	10,093,291
5.75%, 05/15/54	5,436	5,559,268
5.85%, 05/15/55	6,173	6,383,762
Public Service Co. of Oklahoma, 5.45%, 01/15/36	6,513	6,671,201
Public Service Enterprise Group Inc.
2.45%, 11/15/31	6,686	5,950,717
5.20%, 04/01/29	5,177	5,333,622
San Diego Gas & Electric Co.
5.35%, 04/01/53	6,236	6,017,222
5.40%, 04/15/35	10,729	11,119,159
Series VVV, 1.70%, 10/01/30	7,442	6,583,506
Series WWW, 2.95%, 08/15/51(a)	6,430	4,181,593
Sempra
3.80%, 02/01/38(a)	9,688	8,318,236
4.00%, 02/01/48	6,532	5,051,295
6.00%, 10/15/39(a)	5,593	5,846,619
Southern California Edison Co.
3.65%, 02/01/50(a)	10,681	7,535,047
4.00%, 04/01/47	14,220	10,842,835
4.65%, 10/01/43(a)	7,626	6,540,511
5.20%, 06/01/34(a)	5,623	5,625,904
5.25%, 03/15/30(a)	8,101	8,281,295
5.45%, 06/01/31(a)	7,517	7,747,908
5.45%, 03/01/35(a)	8,950	9,061,854
5.95%, 11/01/32(a)	6,469	6,818,247
Series 20A, 2.95%, 02/01/51	7,497	4,614,790
Series C, 4.13%, 03/01/48	9,256	7,160,418
Southern Co. (The)
4.40%, 07/01/46	14,729	12,630,502
4.85%, 03/15/35	8,802	8,723,638
Security	Par (000)	Value
Electric (continued)
5.20%, 06/15/33(a)	$6,898	$7,095,940
5.50%, 03/15/29	8,025	8,340,994
5.70%, 03/15/34(a)	10,314	10,878,891
Series A, 3.70%, 04/30/30(a)	8,545	8,347,507
Virginia Electric & Power Co.
2.45%, 12/15/50	8,694	5,091,422
2.95%, 11/15/51	6,492	4,187,784
5.00%, 04/01/33(a)	6,217	6,339,961
5.45%, 04/01/53	5,533	5,393,444
Virginia Electric and Power Co.
Series C, 4.90%, 09/15/35	7,597	7,566,785
Series D, 5.60%, 09/15/55	7,855	7,858,787
Xcel Energy Inc.
5.45%, 08/15/33	8,517	8,814,000
5.50%, 03/15/34	8,155	8,435,163
5.60%, 04/15/35	6,672	6,926,128
		1,364,590,822
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.00%, 12/21/28(a)	6,296	5,935,991
2.20%, 12/21/31(a)	11,396	10,119,711
2.80%, 12/21/51	6,640	4,330,787
		20,386,489
Electronics — 0.5%
Amphenol Corp.
2.20%, 09/15/31	10,633	9,446,737
2.80%, 02/15/30	8,491	8,027,490
4.13%, 11/15/30	6,850	6,790,301
4.40%, 02/15/33	8,785	8,673,953
4.63%, 02/15/36	11,950	11,726,204
5.00%, 01/15/35(a)	4,756	4,849,929
5.30%, 11/15/55	10,425	10,134,031
Honeywell International Inc.
1.75%, 09/01/31	15,990	13,886,234
1.95%, 06/01/30(a)	10,875	9,875,824
2.70%, 08/15/29	10,849	10,337,973
2.80%, 06/01/50(a)	5,684	3,712,242
4.25%, 01/15/29	5,800	5,828,187
4.50%, 01/15/34	14,337	14,214,622
4.70%, 02/01/30(a)	9,070	9,251,340
5.00%, 02/15/33	6,778	6,978,438
5.00%, 03/01/35	9,219	9,374,206
5.25%, 03/01/54(a)	13,555	13,046,650
Keysight Technologies Inc., 5.35%, 07/30/30	6,000	6,231,908
		162,386,269
Environmental Control — 0.4%
Republic Services Inc.
1.75%, 02/15/32	9,163	7,882,518
4.88%, 04/01/29	7,562	7,749,653
5.00%, 04/01/34	6,435	6,607,595
Waste Connections Inc.
2.95%, 01/15/52(a)	5,028	3,310,283
4.20%, 01/15/33	6,817	6,690,076
5.00%, 03/01/34	7,647	7,813,562
Waste Management Inc.
1.50%, 03/15/31	12,515	10,869,699
4.15%, 04/15/32(a)	7,597	7,508,150
4.63%, 02/15/30(a)	9,837	10,013,900
4.80%, 03/15/32	6,881	7,029,952
4.88%, 02/15/29	8,024	8,223,168

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
4.88%, 02/15/34(a)	$9,930	$10,141,283
4.95%, 07/03/31	5,953	6,159,906
4.95%, 03/15/35(a)	13,503	13,716,794
5.35%, 10/15/54	10,544	10,382,517
		124,099,056
Food — 1.3%
Campbell's Co. (The)
4.75%, 03/23/35(a)	8,149	7,911,502
5.40%, 03/21/34	11,341	11,631,522
Conagra Brands Inc.
4.85%, 11/01/28(a)	576	582,280
5.30%, 11/01/38	11,511	11,035,165
5.40%, 11/01/48(a)	9,088	8,302,439
General Mills Inc.
2.88%, 04/15/30	6,698	6,306,898
4.88%, 01/30/30	7,087	7,234,322
4.95%, 03/29/33(a)	6,956	7,051,184
5.25%, 01/30/35(a)	7,174	7,313,803
Hormel Foods Corp., 1.80%, 06/11/30	9,405	8,459,539
J M Smucker Co. (The)
5.90%, 11/15/28(a)	2,914	3,054,499
6.20%, 11/15/33(a)	11,325	12,275,824
6.50%, 11/15/43(a)	6,558	7,139,617
6.50%, 11/15/53(a)	7,775	8,587,148
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co.
3.00%, 05/15/32	6,016	5,383,717
3.63%, 01/15/32	9,110	8,510,257
4.38%, 02/02/52(a)	8,029	6,299,635
5.50%, 01/15/36(b)	13,485	13,650,671
5.75%, 04/01/33	8,909	9,267,177
6.25%, 03/01/56(b)	12,126	12,221,318
6.38%, 04/15/66(b)	9,002	9,108,098
6.50%, 12/01/52	12,538	13,020,407
6.75%, 03/15/34	10,640	11,735,573
7.25%, 11/15/53(a)	7,184	8,113,197
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(b)	6,994	7,211,780
Kraft Heinz Foods Co.
4.38%, 06/01/46	25,231	21,067,211
4.88%, 10/01/49	12,911	11,289,585
5.00%, 06/04/42	10,666	9,829,727
5.20%, 07/15/45	14,910	13,819,545
5.50%, 06/01/50	9,482	8,985,013
6.88%, 01/26/39(a)	7,932	8,838,663
Kroger Co. (The)
3.95%, 01/15/50(a)	7,433	5,813,161
4.45%, 02/01/47(a)	8,463	7,215,638
5.00%, 09/15/34(a)	18,277	18,419,880
5.50%, 09/15/54(a)	16,395	15,945,528
5.65%, 09/15/64	13,263	12,939,994
Mondelez International Inc.
2.63%, 09/04/50(a)	7,392	4,474,723
2.75%, 04/13/30	7,253	6,808,525
3.00%, 03/17/32	7,284	6,654,448
Sysco Corp.
3.15%, 12/14/51(a)	5,866	3,934,221
5.95%, 04/01/30	11,585	12,284,805
6.60%, 04/01/50(a)	9,583	10,605,462
Tyson Foods Inc.
4.35%, 03/01/29(a)	6,244	6,246,455
Security	Par (000)	Value
Food (continued)
4.55%, 06/02/47	$6,085	$5,224,629
5.10%, 09/28/48(a)	12,170	11,234,059
5.70%, 03/15/34(a)	8,346	8,769,226
		421,808,070
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44(a)	5,924	5,061,466
NiSource Inc.
1.70%, 02/15/31	9,794	8,524,658
2.95%, 09/01/29	11,701	11,172,977
3.60%, 05/01/30	12,642	12,252,109
3.95%, 03/30/48	8,930	7,117,490
4.38%, 05/15/47	6,937	5,871,586
4.80%, 02/15/44	7,258	6,613,488
5.35%, 07/15/35	5,502	5,614,151
5.85%, 04/01/55	11,007	11,166,362
		73,394,287
Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc.
2.30%, 03/15/30	6,335	5,771,004
2.75%, 11/15/50(a)	9,591	5,727,246
		11,498,250
Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36	10,422	10,509,749
4.90%, 11/30/46(a)	27,697	26,574,028
Agilent Technologies Inc., 2.30%, 03/12/31	8,338	7,494,779
Baxter International Inc.
2.27%, 12/01/28	4,646	4,360,440
2.54%, 02/01/32(a)	19,340	16,882,420
3.13%, 12/01/51(a)	8,930	5,770,961
Danaher Corp.
2.60%, 10/01/50(a)	8,440	5,272,373
2.80%, 12/10/51(a)	9,817	6,351,333
DH Europe Finance II SARL
2.60%, 11/15/29	5,593	5,283,666
3.25%, 11/15/39	8,105	6,655,482
3.40%, 11/15/49	7,530	5,566,707
GE HealthCare Technologies Inc.
4.80%, 08/14/29	14,240	14,522,355
5.50%, 06/15/35	12,316	12,762,413
5.86%, 03/15/30	9,189	9,731,115
5.91%, 11/22/32(a)	12,071	12,983,108
6.38%, 11/22/52	7,544	8,294,858
Medtronic Global Holdings SCA, 4.50%, 03/30/33(a)	9,184	9,195,974
Medtronic Inc.
4.38%, 03/15/35(a)	12,979	12,755,437
4.63%, 03/15/45	15,751	14,460,917
Solventum Corp.
5.45%, 03/13/31	9,875	10,274,937
5.60%, 03/23/34	13,499	14,031,295
5.90%, 04/30/54(a)	10,252	10,425,890
Stryker Corp.
1.95%, 06/15/30	10,253	9,262,854
4.25%, 09/11/29(a)	6,492	6,521,241
4.63%, 09/11/34(a)	10,653	10,608,834
4.63%, 03/15/46	5,270	4,766,228
4.85%, 02/10/30(a)	8,481	8,700,096
5.20%, 02/10/35	6,033	6,208,647

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Thermo Fisher Scientific Inc.
2.00%, 10/15/31(a)	$7,700	$6,827,659
2.60%, 10/01/29(a)	13,281	12,556,536
2.80%, 10/15/41(a)	7,533	5,580,897
4.10%, 08/15/47	9,658	8,156,693
4.47%, 10/07/32	5,383	5,382,620
4.79%, 10/07/35	6,392	6,377,644
4.98%, 08/10/30(a)	5,304	5,479,733
5.00%, 01/31/29(a)	10,762	11,074,639
5.09%, 08/10/33(a)	8,145	8,436,625
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31(a)	7,155	6,444,918
		352,546,101
Health Care - Services — 4.2%
Aetna Inc., 6.63%, 06/15/36	6,563	7,193,353
Ascension Health
3.95%, 11/15/46	8,440	6,975,009
Series B, 2.53%, 11/15/29	6,472	6,103,280
Centene Corp.
2.50%, 03/01/31	14,082	12,128,573
2.63%, 08/01/31	7,329	6,282,410
3.00%, 10/15/30	11,600	10,344,555
3.38%, 02/15/30	9,270	8,531,097
4.63%, 12/15/29	21,145	20,521,053
Cigna Group (The)
2.38%, 03/15/31	13,351	12,033,363
2.40%, 03/15/30(a)	8,661	8,008,270
3.20%, 03/15/40(a)	9,465	7,393,664
3.40%, 03/15/50(a)	9,190	6,429,727
3.40%, 03/15/51(a)	11,046	7,682,596
3.88%, 10/15/47	8,446	6,546,130
4.50%, 09/15/30	6,600	6,632,143
4.80%, 08/15/38	20,909	19,913,688
4.80%, 07/15/46	11,987	10,795,378
4.88%, 09/15/32	8,181	8,258,318
4.90%, 12/15/48	23,955	21,426,375
5.00%, 05/15/29(a)	6,224	6,379,052
5.13%, 05/15/31(a)	6,669	6,898,792
5.25%, 02/15/34(a)	10,563	10,862,678
5.25%, 01/15/36	13,972	14,209,158
5.40%, 03/15/33(a)	6,173	6,454,399
5.60%, 02/15/54(a)	12,186	11,945,390
6.00%, 01/15/56(a)	11,160	11,533,056
CommonSpirit Health
3.35%, 10/01/29	2,660	2,567,107
4.19%, 10/01/49(a)	1,859	1,503,896
Elevance Health Inc.
2.25%, 05/15/30	10,169	9,299,973
2.55%, 03/15/31	8,867	8,075,431
2.88%, 09/15/29	10,304	9,824,714
3.13%, 05/15/50	8,291	5,528,149
3.60%, 03/15/51	10,096	7,283,861
3.70%, 09/15/49	7,383	5,475,544
4.38%, 12/01/47	11,361	9,505,028
4.55%, 03/01/48	9,430	8,075,541
4.60%, 09/15/32	6,318	6,291,658
4.63%, 05/15/42	7,965	7,229,610
4.65%, 01/15/43	7,487	6,751,745
4.65%, 08/15/44	7,313	6,510,397
4.75%, 02/15/30(a)	7,204	7,347,358
4.75%, 02/15/33	8,905	8,943,458
Security	Par (000)	Value
Health Care - Services (continued)
4.95%, 11/01/31	$10,348	$10,565,577
5.00%, 01/15/36	6,966	6,928,398
5.13%, 02/15/53	10,343	9,447,581
5.20%, 02/15/35(a)	8,358	8,524,037
5.38%, 06/15/34	9,349	9,651,952
5.65%, 06/15/54(a)	8,551	8,404,432
5.70%, 02/15/55(a)	10,973	10,814,403
5.85%, 11/01/64	7,694	7,662,393
6.10%, 10/15/52	6,101	6,376,416
HCA Inc.
2.38%, 07/15/31	9,507	8,482,518
3.50%, 09/01/30(a)	17,268	16,541,613
3.50%, 07/15/51	14,853	10,284,657
3.63%, 03/15/32	17,738	16,701,136
4.13%, 06/15/29	14,616	14,516,950
4.60%, 11/15/32	7,330	7,268,989
4.63%, 03/15/52	16,977	14,103,296
4.90%, 11/15/35	6,430	6,332,276
5.13%, 06/15/39	10,590	10,281,728
5.25%, 03/01/30	10,695	11,039,609
5.25%, 06/15/49	16,141	14,791,398
5.45%, 04/01/31	10,414	10,841,147
5.45%, 09/15/34	7,402	7,619,292
5.50%, 03/01/32	6,696	6,989,231
5.50%, 06/01/33	9,634	10,023,530
5.50%, 06/15/47	11,857	11,383,274
5.60%, 04/01/34	8,370	8,715,036
5.70%, 11/15/55	9,450	9,207,864
5.75%, 03/01/35	9,270	9,709,428
5.88%, 02/01/29	7,025	7,314,405
5.90%, 06/01/53	9,140	9,082,764
5.95%, 09/15/54	9,686	9,712,543
6.00%, 04/01/54	12,071	12,172,796
6.20%, 03/01/55(a)	10,938	11,341,985
Humana Inc.
2.15%, 02/03/32(a)	11,124	9,572,032
3.70%, 03/23/29	4,657	4,555,534
4.95%, 10/01/44	5,803	5,184,797
5.38%, 04/15/31	11,002	11,351,313
5.50%, 03/15/53(a)	6,329	5,861,474
5.55%, 05/01/35	6,240	6,376,087
5.75%, 04/15/54	9,445	9,052,368
5.88%, 03/01/33(a)	7,158	7,540,714
5.95%, 03/15/34(a)	6,992	7,366,436
ICON Investments Six DAC, 5.85%, 05/08/29	4,909	5,127,818
IQVIA Inc., 6.25%, 02/01/29	7,946	8,372,695
Kaiser Foundation Hospitals
4.15%, 05/01/47	7,208	6,108,552
Series 2019, 3.27%, 11/01/49	3,475	2,494,463
Series 2021, 2.81%, 06/01/41	3,948	2,953,724
Series 2021, 3.00%, 06/01/51(a)	4,636	3,110,600
Laboratory Corp. of America Holdings
4.70%, 02/01/45	6,402	5,773,169
4.80%, 10/01/34	8,967	8,885,544
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51(a)	3,832	2,316,398
Quest Diagnostics Inc.
2.95%, 06/30/30(a)	6,626	6,244,926
5.00%, 12/15/34(a)	7,273	7,348,697
6.40%, 11/30/33	5,732	6,363,828

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
UnitedHealth Group Inc.
2.00%, 05/15/30	$17,546	$15,953,567
2.30%, 05/15/31	19,009	17,098,392
2.75%, 05/15/40	11,584	8,666,529
2.88%, 08/15/29	15,222	14,554,250
2.90%, 05/15/50(a)	12,550	8,118,807
3.05%, 05/15/41	10,496	7,993,734
3.13%, 05/15/60(a)	9,620	5,981,062
3.25%, 05/15/51	20,028	13,694,620
3.50%, 08/15/39(a)	12,069	10,089,953
3.70%, 08/15/49(a)	10,758	8,087,510
3.75%, 10/15/47	10,804	8,348,352
3.88%, 12/15/28	5,012	4,989,281
3.88%, 08/15/59	10,845	7,952,084
4.00%, 05/15/29(a)	11,687	11,654,524
4.20%, 05/15/32(a)	15,270	15,051,685
4.20%, 01/15/47	5,783	4,810,275
4.25%, 01/15/29	5,121	5,146,405
4.25%, 03/15/43	7,716	6,699,804
4.25%, 06/15/48	10,207	8,461,737
4.45%, 12/15/48	8,060	6,872,846
4.50%, 04/15/33(a)	14,401	14,277,853
4.63%, 07/15/35(a)	9,380	9,268,240
4.65%, 01/15/31	15,079	15,299,343
4.75%, 07/15/45	17,714	16,104,965
4.75%, 05/15/52(a)	16,610	14,636,886
4.80%, 01/15/30	6,838	6,992,745
4.90%, 04/15/31	10,545	10,811,832
4.95%, 01/15/32	7,848	8,026,898
4.95%, 05/15/62	7,766	6,844,703
5.00%, 04/15/34	11,796	11,995,400
5.05%, 04/15/53	18,687	17,137,666
5.15%, 07/15/34(a)	13,090	13,440,551
5.20%, 04/15/63	15,794	14,440,299
5.30%, 02/15/30	7,778	8,103,717
5.30%, 06/15/35(a)	12,725	13,168,747
5.35%, 02/15/33	11,639	12,147,312
5.38%, 04/15/54	17,106	16,396,033
5.50%, 07/15/44	12,576	12,604,659
5.50%, 04/15/64	9,597	9,218,694
5.63%, 07/15/54(a)	23,731	23,579,580
5.75%, 07/15/64	16,447	16,376,551
5.80%, 03/15/36	7,146	7,640,297
5.88%, 02/15/53	17,777	18,252,433
5.95%, 06/15/55(a)	8,408	8,738,281
6.05%, 02/15/63(a)	13,422	14,030,492
6.88%, 02/15/38	7,780	9,022,813
Universal Health Services Inc., 2.65%, 10/15/30	8,865	8,041,269
		1,363,312,476
Holding Companies - Diversified — 0.4%
Apollo Debt Solutions BDC
6.70%, 07/29/31(a)	10,912	11,489,804
6.90%, 04/13/29	4,494	4,702,426
Ares Capital Corp.
5.50%, 09/01/30(a)	8,049	8,093,481
5.80%, 03/08/32	7,959	8,034,671
5.88%, 03/01/29(a)	10,005	10,237,606
5.95%, 07/15/29	8,545	8,763,430
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Ares Strategic Income Fund
5.60%, 02/15/30(a)	$8,486	$8,538,671
6.20%, 03/21/32	6,286	6,403,395
Blackstone Private Credit Fund
6.00%, 01/29/32	8,409	8,597,809
6.00%, 11/22/34(a)	7,020	7,116,415
Blue Owl Capital Corp., 5.95%, 03/15/29(a)	102	103,366
Blue Owl Credit Income Corp.
5.80%, 03/15/30	10,253	10,305,732
6.60%, 09/15/29	8,941	9,239,855
6.65%, 03/15/31(a)	5,018	5,216,405
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34	9,555	9,640,831
Sixth Street Lending Partners
6.13%, 07/15/30(a)(b)	7,287	7,492,359
6.50%, 03/11/29	4,685	4,851,146
		128,827,402
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30	8,168	7,849,680
Insurance — 2.2%
Allstate Corp. (The), 5.25%, 03/30/33(a)	3,718	3,851,500
American International Group Inc.
4.38%, 06/30/50	8,338	7,053,081
4.75%, 04/01/48	8,082	7,267,052
5.13%, 03/27/33	7,197	7,396,373
Aon Corp.
2.80%, 05/15/30	12,184	11,454,630
3.75%, 05/02/29	6,206	6,123,492
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52	6,545	4,978,190
5.35%, 02/28/33(a)	6,120	6,370,626
Aon North America Inc.
5.15%, 03/01/29	7,738	7,961,562
5.45%, 03/01/34(a)	13,676	14,250,724
5.75%, 03/01/54(a)	13,353	13,468,394
Arch Capital Group Ltd., 3.64%, 06/30/50	6,925	5,213,227
Arthur J Gallagher & Co.
3.50%, 05/20/51	8,345	5,915,150
4.85%, 12/15/29(a)	9,254	9,449,024
5.15%, 02/15/35	10,471	10,569,885
5.55%, 02/15/55	11,334	11,004,200
Athene Holding Ltd.
6.25%, 04/01/54(a)	9,228	9,181,865
6.63%, 05/19/55	7,814	8,181,509
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	9,352	8,276,816
2.50%, 01/15/51(a)	6,871	4,214,735
2.85%, 10/15/50	13,345	8,786,896
2.88%, 03/15/32(a)	7,480	6,972,033
3.85%, 03/15/52	22,666	17,870,688
4.20%, 08/15/48	18,376	15,721,030
4.25%, 01/15/49(a)	18,904	16,230,543
5.75%, 01/15/40	5,735	6,274,125
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	9,093	8,646,838
Brighthouse Financial Inc., 4.70%, 06/22/47(a)	1,973	1,542,764
Brown & Brown Inc.
4.90%, 06/23/30	9,053	9,173,294
5.55%, 06/23/35(a)	9,252	9,517,523
6.25%, 06/23/55	8,534	8,975,274
Chubb Corp. (The), 6.00%, 05/11/37	6,855	7,481,978

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	$14,964	$13,108,210
3.05%, 12/15/61	6,306	3,970,145
4.35%, 11/03/45	10,886	9,656,623
4.90%, 08/15/35	13,067	13,157,882
5.00%, 03/15/34(a)	14,777	15,140,838
Corebridge Financial Inc.
3.85%, 04/05/29	13,543	13,351,344
3.90%, 04/05/32(a)	14,949	14,223,547
4.40%, 04/05/52(a)	9,926	8,202,154
5.75%, 01/15/34	8,148	8,521,770
Equitable Holdings Inc., 5.00%, 04/20/48(a)	10,585	9,728,755
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	8,590	5,549,684
3.50%, 10/15/50(a)	7,467	5,273,332
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32(a)	2,143	2,239,694
6.00%, 12/07/33	3,953	4,205,476
6.35%, 03/22/54	4,876	5,158,574
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49	8,083	6,112,530
Manulife Financial Corp.
3.70%, 03/16/32	7,210	6,905,912
5.38%, 03/04/46	6,405	6,420,254
Marsh & McLennan Companies Inc.
2.25%, 11/15/30(a)	10,084	9,180,630
4.38%, 03/15/29	8,327	8,400,569
4.65%, 03/15/30(a)	14,432	14,671,828
4.85%, 11/15/31	6,032	6,160,918
4.90%, 03/15/49	12,650	11,641,586
5.00%, 03/15/35	16,183	16,416,270
5.40%, 03/15/55(a)	12,832	12,612,607
5.70%, 09/15/53(a)	8,709	8,939,804
MetLife Inc.
4.05%, 03/01/45	7,113	5,966,427
4.13%, 08/13/42	6,048	5,201,386
4.55%, 03/23/30(a)	13,832	14,073,637
4.60%, 05/13/46	7,828	7,172,612
4.88%, 11/13/43	6,926	6,512,373
5.00%, 07/15/52(a)	8,718	8,123,417
5.25%, 01/15/54(a)	6,756	6,550,973
5.30%, 12/15/34(a)	6,459	6,717,204
5.38%, 07/15/33(a)	8,423	8,867,697
5.70%, 06/15/35	8,756	9,363,469
5.88%, 02/06/41	7,410	7,841,737
6.38%, 06/15/34(a)	5,257	5,871,798
Progressive Corp. (The), 4.13%, 04/15/47	6,592	5,591,429
Prudential Financial Inc.
3.70%, 03/13/51(a)	10,468	7,932,731
3.91%, 12/07/47	8,880	7,106,665
3.94%, 12/07/49(a)	7,119	5,645,893
4.35%, 02/25/50	8,092	6,856,371
4.60%, 05/15/44	7,413	6,661,542
5.20%, 03/14/35(a)	7,205	7,390,042
5.70%, 12/14/36(a)	6,334	6,730,534
Travelers Companies Inc. (The)
3.05%, 06/08/51(a)	7,040	4,766,570
5.35%, 11/01/40	6,156	6,283,046
5.45%, 05/25/53	7,217	7,266,449
5.70%, 07/24/55	6,843	7,098,184
6.25%, 06/15/37	6,270	6,993,730
Security	Par (000)	Value
Insurance (continued)
Willis North America Inc.
5.35%, 05/15/33	$6,329	$6,543,951
5.90%, 03/05/54	6,076	6,157,782
		709,613,606
Internet — 2.6%
Alphabet Inc.
1.10%, 08/15/30(a)	8,324	7,302,092
1.90%, 08/15/40(a)	9,942	6,786,820
2.05%, 08/15/50	20,276	11,419,374
2.25%, 08/15/60(a)	20,478	10,882,726
4.00%, 05/15/30(a)	8,673	8,704,947
4.50%, 05/15/35(a)	8,961	8,917,622
5.25%, 05/15/55	11,075	10,980,809
5.30%, 05/15/65(a)	12,824	12,578,832
Amazon.com Inc.
1.50%, 06/03/30	21,396	19,213,732
2.10%, 05/12/31	18,098	16,275,329
2.50%, 06/03/50(a)	27,717	16,956,867
2.70%, 06/03/60	19,618	11,408,813
2.88%, 05/12/41	16,992	12,985,213
3.10%, 05/12/51	30,122	20,709,595
3.25%, 05/12/61	18,792	12,402,865
3.45%, 04/13/29	7,531	7,418,058
3.60%, 04/13/32(a)	13,190	12,731,229
3.88%, 08/22/37(a)	18,178	16,787,697
3.95%, 04/13/52	19,321	15,419,820
4.05%, 08/22/47	29,680	24,845,781
4.10%, 04/13/62(a)	10,621	8,435,009
4.25%, 08/22/57	17,782	14,749,605
4.65%, 12/01/29(a)	10,702	10,966,071
4.70%, 12/01/32(a)	11,817	12,123,225
4.80%, 12/05/34(a)	11,831	12,166,919
4.95%, 12/05/44(a)	16,980	16,620,907
AppLovin Corp.
5.13%, 12/01/29	8,660	8,837,250
5.38%, 12/01/31	5,915	6,106,985
5.50%, 12/01/34	2,880	2,949,565
eBay Inc.
2.60%, 05/10/31	7,413	6,742,573
2.70%, 03/11/30	13,804	12,931,210
3.65%, 05/10/51	7,517	5,631,942
4.00%, 07/15/42	7,529	6,297,412
Expedia Group Inc.
3.25%, 02/15/30(a)	14,538	13,872,117
5.40%, 02/15/35	6,871	7,035,305
Meta Platforms Inc.
3.85%, 08/15/32(a)	14,418	13,901,237
4.20%, 11/15/30	18,280	18,330,338
4.30%, 08/15/29	8,876	8,952,160
4.45%, 08/15/52	25,731	21,525,682
4.55%, 08/15/31	13,989	14,196,180
4.60%, 11/15/32	10,855	10,892,667
4.65%, 08/15/62	18,733	15,573,597
4.75%, 08/15/34(a)	13,225	13,272,584
4.80%, 05/15/30	5,956	6,123,023
4.88%, 11/15/35	15,040	15,192,633
4.95%, 05/15/33	9,308	9,540,507
5.40%, 08/15/54(a)	27,122	26,160,802
5.50%, 11/15/45	44,485	44,932,492
5.55%, 08/15/64	25,063	24,104,719
5.60%, 05/15/53	20,692	20,535,813

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
5.63%, 11/15/55	$24,655	$24,479,456
5.75%, 05/15/63	14,541	14,460,062
5.75%, 11/15/65	39,485	39,232,691
Netflix Inc.
4.90%, 08/15/34(a)	12,580	12,921,224
5.40%, 08/15/54	8,207	8,140,909
5.88%, 11/15/28(a)	1,276	1,341,150
6.38%, 05/15/29	10,161	10,904,152
Uber Technologies Inc.
4.15%, 01/15/31(a)	8,995	8,917,574
4.30%, 01/15/30	15,578	15,602,746
4.80%, 09/15/34	10,854	10,856,370
4.80%, 09/15/35(a)	12,134	12,034,428
5.35%, 09/15/54(a)	7,439	7,186,340
		839,505,852
Iron & Steel — 0.0%
ArcelorMittal SA, 6.80%, 11/29/32(a)	7,020	7,819,120
Lodging — 0.2%
Las Vegas Sands Corp., 3.90%, 08/08/29	6,979	6,771,363
Marriott International Inc., 5.50%, 04/15/37	9,506	9,753,869
Marriott International Inc./MD
4.90%, 04/15/29	12,241	12,494,926
5.30%, 05/15/34	8,002	8,213,471
5.35%, 03/15/35	8,130	8,332,570
Series FF, 4.63%, 06/15/30(a)	4,878	4,932,124
Series GG, 3.50%, 10/15/32	12,630	11,743,379
Series HH, 2.85%, 04/15/31	11,342	10,451,085
		72,692,787
Machinery — 0.8%
Caterpillar Financial Services Corp., 4.70%, 11/15/29	9,441	9,684,029
Caterpillar Inc.
2.60%, 04/09/30	15,603	14,717,010
3.25%, 09/19/49	10,706	7,799,553
3.25%, 04/09/50	8,209	5,986,424
3.80%, 08/15/42	11,088	9,433,950
5.20%, 05/15/35	9,073	9,416,398
5.20%, 05/27/41	7,770	7,884,415
Deere & Co.
3.75%, 04/15/50(a)	6,389	5,085,593
3.90%, 06/09/42(a)	10,307	8,954,639
5.45%, 01/16/35(a)	9,345	9,851,304
5.70%, 01/19/55(a)	7,621	8,021,335
Ingersoll Rand Inc.
5.18%, 06/15/29	7,269	7,510,324
5.45%, 06/15/34	7,711	8,023,417
5.70%, 08/14/33	7,065	7,505,778
John Deere Capital Corp.
4.40%, 09/08/31(a)	10,725	10,805,085
4.50%, 01/16/29	4,319	4,383,061
4.70%, 06/10/30(a)	8,276	8,477,608
4.85%, 06/11/29	8,408	8,637,491
4.90%, 03/07/31(a)	6,334	6,528,917
5.10%, 04/11/34(a)	8,555	8,850,752
5.15%, 09/08/33(a)	7,605	7,957,350
Series 1, 5.05%, 06/12/34(a)	9,051	9,323,294
Series I, 4.55%, 06/05/30	10,164	10,317,578
Otis Worldwide Corp.
2.57%, 02/15/30	13,360	12,456,049
3.11%, 02/15/40	9,020	7,058,656
Security	Par (000)	Value
Machinery (continued)
3.36%, 02/15/50(a)	$4,162	$2,988,193
Regal Rexnord Corp.
6.30%, 02/15/30	9,446	9,989,646
6.40%, 04/15/33(a)	11,585	12,423,507
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/35	6,381	6,626,298
		246,697,654
Manufacturing — 0.3%
3M Co.
2.38%, 08/26/29(a)	10,615	9,973,030
3.25%, 08/26/49	7,790	5,477,242
3.38%, 03/01/29	6,717	6,564,640
4.00%, 09/14/48	9,279	7,555,963
Eaton Corp.
4.15%, 03/15/33(a)	11,442	11,277,040
4.15%, 11/02/42	6,237	5,518,456
Illinois Tool Works Inc., 3.90%, 09/01/42	7,353	6,283,383
Parker-Hannifin Corp.
3.25%, 06/14/29	11,052	10,738,554
4.00%, 06/14/49	4,422	3,624,642
4.50%, 09/15/29	10,637	10,789,319
Teledyne Technologies Inc., 2.75%, 04/01/31	10,397	9,600,034
		87,402,303
Media — 3.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	4,336	4,036,199
2.30%, 02/01/32	5,777	4,934,268
2.80%, 04/01/31	11,378	10,206,434
3.50%, 06/01/41	11,028	7,944,539
3.50%, 03/01/42	13,036	9,206,116
3.70%, 04/01/51(a)	16,645	10,727,173
3.85%, 04/01/61(a)	19,100	11,738,807
3.90%, 06/01/52	20,432	13,443,915
3.95%, 06/30/62	13,095	8,094,568
4.40%, 04/01/33	7,971	7,484,606
4.40%, 12/01/61	12,360	8,330,462
4.80%, 03/01/50	23,731	18,411,556
5.05%, 03/30/29	7,191	7,269,393
5.13%, 07/01/49	11,200	9,105,032
5.25%, 04/01/53(a)	14,150	11,509,026
5.38%, 04/01/38	10,033	9,291,566
5.38%, 05/01/47	20,228	17,076,937
5.50%, 04/01/63	10,597	8,594,357
5.75%, 04/01/48	26,051	23,055,067
5.85%, 12/01/35(a)	10,560	10,521,821
6.10%, 06/01/29	11,036	11,539,082
6.38%, 10/23/35	13,900	14,355,500
6.48%, 10/23/45	29,539	28,566,124
6.55%, 06/01/34	9,758	10,265,559
6.65%, 02/01/34	7,985	8,439,672
6.70%, 12/01/55(a)	6,477	6,384,293
Comcast Corp.
1.50%, 02/15/31(a)	15,046	13,010,947
1.95%, 01/15/31	13,111	11,603,492
2.45%, 08/15/52(a)	13,282	7,186,239
2.65%, 02/01/30	15,288	14,312,641
2.65%, 08/15/62	10,282	5,278,955
2.80%, 01/15/51(a)	16,527	9,907,989

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
2.89%, 11/01/51	$44,490	$26,839,625
2.94%, 11/01/56	53,214	30,818,393
2.99%, 11/01/63	37,526	20,862,445
3.20%, 07/15/36(a)	5,289	4,465,567
3.25%, 11/01/39	7,857	6,213,614
3.40%, 04/01/30	15,528	14,994,141
3.40%, 07/15/46	8,751	6,257,986
3.45%, 02/01/50	13,690	9,394,895
3.75%, 04/01/40	14,191	11,776,921
3.90%, 03/01/38	12,902	11,231,441
3.97%, 11/01/47	19,159	14,725,592
4.00%, 08/15/47	9,335	7,228,682
4.00%, 03/01/48	9,805	7,546,225
4.00%, 11/01/49	15,058	11,382,740
4.05%, 11/01/52(a)	7,427	5,552,061
4.20%, 08/15/34	12,043	11,481,414
4.25%, 10/15/30(a)	8,101	8,084,468
4.25%, 01/15/33(a)	9,672	9,416,583
4.40%, 08/15/35(a)	9,649	9,179,154
4.60%, 10/15/38	11,036	10,273,192
4.60%, 08/15/45(a)	7,294	6,330,295
4.65%, 02/15/33	8,255	8,251,375
4.70%, 10/15/48	14,975	12,772,768
4.80%, 05/15/33(a)	5,862	5,889,584
4.95%, 10/15/58	7,917	6,783,580
5.17%, 01/15/37(b)	15,256	15,058,884
5.30%, 06/01/34(a)	12,975	13,314,540
5.30%, 05/15/35(a)	9,329	9,507,706
5.35%, 05/15/53(a)	10,921	10,123,190
5.50%, 11/15/32(a)	5,644	5,940,382
5.50%, 05/15/64(a)	13,920	12,785,421
5.65%, 06/15/35(a)	7,256	7,603,808
5.65%, 06/01/54	10,813	10,328,477
6.05%, 05/15/55(a)	8,166	8,244,058
7.05%, 03/15/33(a)	5,619	6,401,591
Fox Corp.
4.71%, 01/25/29	10,294	10,414,341
5.48%, 01/25/39	11,944	11,968,795
5.58%, 01/25/49(a)	13,616	13,221,810
6.50%, 10/13/33	8,270	9,082,798
Paramount Global
4.20%, 05/19/32(a)	4,358	4,028,737
4.38%, 03/15/43	6,292	4,755,943
4.95%, 01/15/31	2,543	2,494,308
4.95%, 05/19/50	3,139	2,444,707
5.85%, 09/01/43	6,608	5,916,475
6.88%, 04/30/36(a)	7,043	7,395,929
7.88%, 07/30/30	1,924	2,124,984
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	8,141	9,443,955
Time Warner Cable LLC
4.50%, 09/15/42	12,768	10,093,779
5.50%, 09/01/41	12,981	11,705,909
5.88%, 11/15/40	11,176	10,381,905
6.55%, 05/01/37	10,391	10,638,619
6.75%, 06/15/39	11,898	12,272,264
7.30%, 07/01/38(a)	15,647	16,832,231
TWDC Enterprises 18 Corp., 4.13%, 06/01/44	6,193	5,288,772
Walt Disney Co. (The)
2.00%, 09/01/29	7,173	6,669,796
2.65%, 01/13/31(a)	26,283	24,490,860
Security	Par (000)	Value
Media (continued)
2.75%, 09/01/49(a)	$13,283	$8,587,313
3.50%, 05/13/40(a)	10,493	8,795,452
3.60%, 01/13/51	21,958	16,642,550
3.80%, 03/22/30(a)	7,569	7,493,012
3.80%, 05/13/60(a)	9,601	7,222,363
4.63%, 03/23/40(a)	7,442	7,162,100
4.70%, 03/23/50(a)	14,389	13,145,139
6.20%, 12/15/34(a)	10,303	11,613,300
6.40%, 12/15/35	12,393	14,075,429
6.65%, 11/15/37	10,310	11,897,195
		1,027,193,903
Mining — 0.7%
Barrick North America Finance LLC
5.70%, 05/30/41	5,708	5,870,610
5.75%, 05/01/43	6,410	6,629,598
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	7,105	7,546,154
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	9,596	8,410,537
4.90%, 02/28/33	7,853	8,024,785
5.00%, 02/21/30	10,976	11,316,617
5.00%, 09/30/43	21,351	20,550,927
5.13%, 02/21/32	6,152	6,374,187
5.25%, 09/08/30	7,579	7,899,682
5.25%, 09/08/33	7,147	7,439,085
5.30%, 02/21/35(a)	13,851	14,354,971
5.50%, 09/08/53(a)	9,861	10,004,899
5.75%, 09/05/55(a)	8,078	8,393,443
Freeport-McMoRan Inc., 5.45%, 03/15/43(a)	13,672	13,281,969
Newmont Corp., 2.60%, 07/15/32(a)	6,385	5,785,159
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34	5,971	6,231,517
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	5,805	6,374,665
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	8,661	5,457,418
5.20%, 11/02/40	9,556	9,585,192
Rio Tinto Finance USA PLC
4.13%, 08/21/42	8,418	7,336,064
4.88%, 03/14/30(a)	10,670	10,941,584
5.00%, 03/14/32	10,398	10,712,476
5.13%, 03/09/53	8,184	7,791,385
5.25%, 03/14/35(a)	12,926	13,358,127
5.75%, 03/14/55(a)	14,478	14,986,172
5.88%, 03/14/65(a)	9,543	9,985,520
		244,642,743
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31(a)	8,129	7,572,862
Oil & Gas — 4.1%
BP Capital Markets America Inc.
1.75%, 08/10/30	19,436	17,375,848
2.72%, 01/12/32(a)	18,819	17,115,561
2.77%, 11/10/50(a)	12,555	7,929,709
2.94%, 06/04/51(a)	18,637	12,102,260
3.00%, 02/24/50	18,243	12,133,071
3.00%, 03/17/52(a)	9,584	6,275,289
3.06%, 06/17/41	10,755	8,245,427
3.38%, 02/08/61(a)	15,308	10,210,990
3.63%, 04/06/30(a)	15,962	15,635,828
4.70%, 04/10/29	11,959	12,175,225

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.81%, 02/13/33	$18,266	$18,533,800
4.89%, 09/11/33	16,688	16,965,892
4.97%, 10/17/29	7,973	8,209,564
4.99%, 04/10/34(a)	10,071	10,284,170
5.23%, 11/17/34	13,416	13,875,524
BP Capital Markets PLC, 3.72%, 11/28/28	4,068	4,031,363
Canadian Natural Resources Ltd.
4.95%, 06/01/47	4,868	4,317,719
5.00%, 12/15/29(b)	6,660	6,796,021
5.40%, 12/15/34(a)(b)	8,531	8,666,856
6.25%, 03/15/38	7,241	7,702,914
Cenovus Energy Inc., 3.75%, 02/15/52(a)	6,386	4,542,193
Chevron Corp.
2.24%, 05/11/30	15,147	14,008,018
3.08%, 05/11/50	6,714	4,661,742
Chevron USA Inc.
2.34%, 08/12/50	6,091	3,625,716
4.30%, 10/15/30(a)	10,318	10,392,662
4.50%, 10/15/32(a)	9,616	9,710,555
4.69%, 04/15/30	12,153	12,436,172
4.85%, 10/15/35(a)	8,163	8,255,810
4.98%, 04/15/35(a)	7,011	7,197,903
ConocoPhillips Co.
3.76%, 03/15/42(a)	7,576	6,236,268
3.80%, 03/15/52(a)	9,899	7,443,611
4.03%, 03/15/62(a)	14,318	10,640,495
4.30%, 11/15/44	8,366	7,222,108
4.70%, 01/15/30(a)	12,004	12,238,988
5.00%, 01/15/35(a)	7,932	8,032,607
5.05%, 09/15/33(a)	10,746	11,068,348
5.30%, 05/15/53(a)	9,219	8,736,904
5.50%, 01/15/55(a)	11,960	11,668,115
5.55%, 03/15/54(a)	8,110	7,978,564
6.50%, 02/01/39	12,177	13,723,506
Coterra Energy Inc.
5.40%, 02/15/35(a)	9,228	9,284,691
5.90%, 02/15/55	5,949	5,709,948
Devon Energy Corp.
4.75%, 05/15/42	7,565	6,555,801
5.00%, 06/15/45(a)	7,077	6,119,516
5.20%, 09/15/34(a)	9,614	9,538,490
5.60%, 07/15/41	8,772	8,447,283
5.75%, 09/15/54(a)	8,745	8,049,810
Diamondback Energy Inc.
3.13%, 03/24/31	12,158	11,304,347
3.50%, 12/01/29	6,926	6,684,359
4.25%, 03/15/52	7,304	5,763,787
5.15%, 01/30/30	8,145	8,355,470
5.40%, 04/18/34	11,784	12,011,896
5.55%, 04/01/35	13,073	13,405,663
5.75%, 04/18/54	13,133	12,589,641
5.90%, 04/18/64	8,712	8,335,763
6.25%, 03/15/33	9,302	9,999,567
EOG Resources Inc.
4.38%, 04/15/30(a)	8,050	8,111,768
4.95%, 04/15/50(a)	6,083	5,545,918
5.00%, 07/15/32	12,486	12,736,799
5.35%, 01/15/36	12,718	13,083,930
5.65%, 12/01/54(a)	8,393	8,382,647
Security	Par (000)	Value
Oil & Gas (continued)
EQT Corp.
4.75%, 01/15/31	$5,921	$5,924,597
5.75%, 02/01/34(a)	6,392	6,688,809
Equinor ASA
2.38%, 05/22/30	1,449	1,346,533
3.13%, 04/06/30(a)	3,707	3,555,901
3.25%, 11/18/49	1,812	1,299,460
3.70%, 04/06/50	1,709	1,327,446
3.95%, 05/15/43	1,649	1,399,094
4.80%, 11/08/43	1,854	1,758,435
5.10%, 08/17/40	1,661	1,666,178
5.13%, 06/03/35(a)	5,500	5,664,888
Expand Energy Corp.
4.75%, 02/01/32	12,671	12,438,727
5.38%, 03/15/30	7,821	7,935,876
5.70%, 01/15/35	7,287	7,490,698
Exxon Mobil Corp.
2.44%, 08/16/29(a)	12,397	11,803,030
2.61%, 10/15/30	17,485	16,345,784
3.00%, 08/16/39	7,214	5,788,532
3.10%, 08/16/49	14,606	10,156,035
3.45%, 04/15/51	26,007	19,108,617
3.48%, 03/19/30	17,516	17,115,971
3.57%, 03/06/45	13,048	10,387,090
4.11%, 03/01/46	19,085	16,246,005
4.23%, 03/19/40	12,643	11,641,308
4.33%, 03/19/50	19,708	16,892,696
Hess Corp.
5.60%, 02/15/41(a)	9,004	9,414,695
6.00%, 01/15/40	8,194	8,923,065
Marathon Petroleum Corp.
4.75%, 09/15/44	6,922	6,056,808
5.15%, 03/01/30	11,517	11,829,756
5.70%, 03/01/35(a)	10,379	10,731,980
6.50%, 03/01/41	8,887	9,540,172
Occidental Petroleum Corp.
5.20%, 08/01/29	14,421	14,726,525
5.38%, 01/01/32(a)	12,120	12,319,633
5.55%, 10/01/34(a)	14,255	14,434,679
6.05%, 10/01/54(a)	10,621	10,301,434
6.13%, 01/01/31	6,177	6,509,952
6.45%, 09/15/36	14,114	14,974,706
6.60%, 03/15/46(a)	9,987	10,402,142
6.63%, 09/01/30	6,547	7,025,917
7.50%, 05/01/31(a)	5,681	6,360,714
8.88%, 07/15/30(a)	7,217	8,346,054
Phillips 66
2.15%, 12/15/30	13,223	11,812,690
3.30%, 03/15/52(a)	7,613	5,045,621
4.65%, 11/15/34(a)	9,399	9,213,013
4.88%, 11/15/44	13,610	12,115,020
5.88%, 05/01/42	12,169	12,402,484
Phillips 66 Co.
5.25%, 06/15/31	7,169	7,436,257
5.30%, 06/30/33	6,530	6,718,423
Pioneer Natural Resources Co.
1.90%, 08/15/30	7,071	6,359,202
2.15%, 01/15/31(a)	4,545	4,104,340
Shell Finance U.S. Inc.
2.38%, 11/07/29	14,104	13,256,767
2.75%, 04/06/30(a)	13,945	13,206,761

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.25%, 04/06/50(a)	$16,310	$11,576,052
3.75%, 09/12/46(a)	9,044	7,178,438
4.00%, 05/10/46	12,306	10,160,498
4.13%, 05/11/35(a)	10,702	10,312,798
4.38%, 05/11/45	20,218	17,677,841
4.55%, 08/12/43	6,622	6,016,133
Shell International Finance BV
3.00%, 11/26/51(a)	9,968	6,642,709
3.13%, 11/07/49	11,397	7,894,416
3.88%, 11/13/28(a)	5,926	5,920,227
5.50%, 03/25/40	10,479	10,869,608
6.38%, 12/15/38	19,452	21,962,629
Suncor Energy Inc.
3.75%, 03/04/51(a)	5,461	3,927,119
4.00%, 11/15/47(a)	5,720	4,389,263
6.85%, 06/01/39	6,451	7,186,571
TotalEnergies Capital International SA
2.83%, 01/10/30	13,728	13,068,779
2.99%, 06/29/41	8,263	6,250,909
3.13%, 05/29/50	17,524	12,002,613
3.39%, 06/29/60	7,225	4,825,591
3.46%, 02/19/29	9,811	9,629,022
3.46%, 07/12/49	7,177	5,252,926
TotalEnergies Capital SA
4.72%, 09/10/34(a)	9,795	9,882,272
5.15%, 04/05/34(a)	5,357	5,564,828
5.28%, 09/10/54(a)	8,859	8,487,335
5.43%, 09/10/64	11,440	10,990,182
5.49%, 04/05/54(a)	14,404	14,196,120
5.64%, 04/05/64	9,504	9,441,237
Valero Energy Corp.
3.65%, 12/01/51(a)	6,201	4,341,292
6.63%, 06/15/37(a)	10,885	12,029,919
Viper Energy Partners LLC, 5.70%, 08/01/35	9,206	9,370,081
Woodside Finance Ltd.
5.10%, 09/12/34	8,337	8,261,739
5.40%, 05/19/30	9,203	9,453,518
5.70%, 09/12/54(a)	6,767	6,502,523
6.00%, 05/19/35	11,895	12,454,092
		1,349,690,210
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	10,488	10,271,592
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47	9,187	7,399,682
Halliburton Co.
2.92%, 03/01/30	11,106	10,482,457
4.75%, 08/01/43(a)	6,398	5,717,665
4.85%, 11/15/35(a)	7,445	7,343,094
5.00%, 11/15/45(a)	17,631	16,003,056
6.70%, 09/15/38(a)	6,945	7,786,557
7.45%, 09/15/39(a)	7,586	9,067,097
		74,071,200
Packaging & Containers — 0.2%
Amcor Flexibles North America Inc.
2.69%, 05/25/31	7,778	7,089,463
5.50%, 03/17/35(a)	6,820	7,046,880
Berry Global Inc.
5.65%, 01/15/34(a)	7,310	7,650,275
5.80%, 06/15/31	6,428	6,812,333
Security	Par (000)	Value
Packaging & Containers (continued)
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(a)	$8,939	$9,210,084
5.44%, 04/03/34	9,738	10,056,626
5.78%, 04/03/54(a)	7,949	8,065,634
Smurfit Westrock Financing DAC, 5.42%, 01/15/35(a)	8,362	8,614,701
WRKCo Inc., 4.90%, 03/15/29	6,916	7,046,235
		71,592,231
Pharmaceuticals — 7.2%
AbbVie Inc.
3.20%, 11/21/29	50,033	48,331,928
4.05%, 11/21/39	34,939	31,294,541
4.25%, 11/14/28(a)	1,450	1,461,099
4.25%, 11/21/49	45,992	38,711,802
4.30%, 05/14/36	8,296	7,965,126
4.40%, 11/06/42	21,031	18,984,612
4.45%, 05/14/46	16,615	14,693,065
4.50%, 05/14/35	23,797	23,374,420
4.55%, 03/15/35(a)	24,253	23,971,806
4.70%, 05/14/45	21,913	20,145,171
4.75%, 03/15/45	6,441	5,970,485
4.80%, 03/15/29	5,247	5,368,511
4.85%, 06/15/44	9,408	8,859,170
4.88%, 03/15/30	5,698	5,867,833
4.88%, 11/14/48	17,052	15,843,184
4.95%, 03/15/31(a)	8,637	8,929,711
5.05%, 03/15/34(a)	22,941	23,616,248
5.20%, 03/15/35	11,422	11,815,807
5.35%, 03/15/44	7,362	7,386,459
5.40%, 03/15/54	23,868	23,714,314
5.50%, 03/15/64	13,514	13,498,610
5.60%, 03/15/55	9,457	9,655,939
Astrazeneca Finance LLC
2.25%, 05/28/31(a)	13,835	12,546,558
4.85%, 02/26/29	7,700	7,894,191
4.90%, 02/26/31	12,727	13,150,086
5.00%, 02/26/34(a)	5,701	5,892,507
AstraZeneca PLC
1.38%, 08/06/30(a)	6,711	5,931,438
3.00%, 05/28/51	6,983	4,817,709
4.00%, 01/17/29(a)	4,623	4,625,483
4.00%, 09/18/42	10,236	8,946,619
4.38%, 11/16/45	5,483	4,906,653
4.38%, 08/17/48(a)	5,724	5,072,646
6.45%, 09/15/37	18,370	21,043,667
Becton Dickinson & Co.
1.96%, 02/11/31(a)	13,417	11,856,029
2.82%, 05/20/30(a)	5,210	4,888,184
4.67%, 06/06/47	13,139	11,644,003
4.69%, 12/15/44	7,974	7,146,056
Bristol-Myers Squibb Co.
1.45%, 11/13/30(a)	10,230	8,998,884
2.35%, 11/13/40(a)	8,153	5,763,515
2.55%, 11/13/50	18,259	11,028,978
2.95%, 03/15/32	11,471	10,561,683
3.40%, 07/26/29	27,930	27,266,869
3.55%, 03/15/42(a)	10,212	8,277,867
3.70%, 03/15/52	16,914	12,694,656
3.90%, 03/15/62	5,988	4,392,411
4.13%, 06/15/39(a)	15,277	13,882,112
4.25%, 10/26/49	30,790	25,610,432

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.35%, 11/15/47	$9,464	$8,100,186
4.55%, 02/20/48	11,353	9,956,660
4.90%, 02/22/29(a)	6,552	6,720,580
5.10%, 02/22/31	6,077	6,319,554
5.20%, 02/22/34	15,974	16,589,900
5.55%, 02/22/54(a)	23,647	23,559,773
5.65%, 02/22/64	17,824	17,695,571
5.75%, 02/01/31	5,491	5,871,776
5.90%, 11/15/33(a)	7,642	8,319,978
6.25%, 11/15/53	10,934	11,947,442
6.40%, 11/15/63(a)	10,640	11,744,627
Cardinal Health Inc.
5.00%, 11/15/29	6,118	6,277,277
5.35%, 11/15/34(a)	9,441	9,708,183
Cencora Inc., 2.70%, 03/15/31	9,914	9,114,205
CVS Health Corp.
1.75%, 08/21/30	6,219	5,475,793
1.88%, 02/28/31	12,825	11,189,207
2.13%, 09/15/31(a)	13,348	11,645,090
3.25%, 08/15/29	14,027	13,489,234
3.75%, 04/01/30(a)	13,607	13,226,290
4.78%, 03/25/38	44,289	41,625,260
5.00%, 01/30/29(a)	5,463	5,577,411
5.00%, 09/15/32(a)	9,515	9,658,385
5.05%, 03/25/48	64,794	57,936,054
5.13%, 02/21/30(a)	15,474	15,890,376
5.13%, 07/20/45(a)	27,995	25,482,737
5.25%, 01/30/31	6,961	7,174,715
5.25%, 02/21/33(a)	11,396	11,684,187
5.30%, 06/01/33	8,133	8,361,997
5.30%, 12/05/43	6,007	5,662,377
5.40%, 06/01/29(a)	9,106	9,418,130
5.45%, 09/15/35(a)	15,381	15,700,343
5.55%, 06/01/31(a)	8,004	8,389,297
5.63%, 02/21/53	11,375	10,765,896
5.70%, 06/01/34	8,559	8,944,145
5.88%, 06/01/53(a)	11,469	11,270,701
6.00%, 06/01/44	7,002	7,091,647
6.00%, 06/01/63	8,992	8,838,262
6.05%, 06/01/54(a)	10,011	10,101,250
6.20%, 09/15/55(a)	10,272	10,558,020
Eli Lilly & Co.
2.25%, 05/15/50	16,109	9,433,964
2.50%, 09/15/60(a)	8,313	4,688,991
3.38%, 03/15/29	9,581	9,417,354
3.95%, 03/15/49(a)	7,551	6,178,492
4.20%, 08/14/29(a)	7,442	7,500,214
4.25%, 03/15/31	17,146	17,163,350
4.50%, 02/09/29	8,345	8,481,548
4.55%, 10/15/32	9,245	9,325,532
4.60%, 08/14/34	14,524	14,574,872
4.70%, 02/27/33(a)	11,557	11,796,997
4.70%, 02/09/34(a)	9,491	9,594,881
4.75%, 02/12/30	6,518	6,690,475
4.88%, 02/27/53	10,584	9,882,119
4.90%, 02/12/32	7,829	8,099,559
4.90%, 10/15/35	12,487	12,682,645
4.95%, 02/27/63	8,439	7,802,513
5.00%, 02/09/54	11,511	10,896,976
5.05%, 08/14/54	9,494	9,037,747
5.10%, 02/12/35(a)	13,428	13,897,087
Security	Par (000)	Value
Pharmaceuticals (continued)
5.10%, 02/09/64	$9,396	$8,845,475
5.20%, 08/14/64	7,014	6,735,010
5.50%, 02/12/55(a)	9,863	10,046,179
5.55%, 10/15/55	9,612	9,829,326
5.60%, 02/12/65	8,599	8,783,932
5.65%, 10/15/65	8,525	8,761,469
GlaxoSmithKline Capital Inc.
4.50%, 04/15/30(a)	11,458	11,622,017
4.88%, 04/15/35(a)	8,216	8,322,762
6.38%, 05/15/38	19,442	21,911,892
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	15,367	15,029,189
Johnson & Johnson
1.30%, 09/01/30(a)	14,225	12,608,613
2.10%, 09/01/40	12,699	8,984,592
2.25%, 09/01/50(a)	9,547	5,741,295
2.45%, 09/01/60	9,414	5,348,043
3.40%, 01/15/38	7,003	6,182,835
3.50%, 01/15/48	8,271	6,498,278
3.55%, 03/01/36	11,416	10,503,562
3.63%, 03/03/37	7,849	7,139,989
3.70%, 03/01/46	15,502	12,734,901
3.75%, 03/03/47	7,774	6,380,006
4.38%, 12/05/33(a)	9,411	9,544,081
4.70%, 03/01/30	10,572	10,892,235
4.80%, 06/01/29	6,209	6,403,794
4.85%, 03/01/32(a)	7,635	7,936,618
4.90%, 06/01/31	12,290	12,827,047
4.95%, 06/01/34(a)	9,842	10,372,120
5.00%, 03/01/35(a)	11,465	11,911,121
5.25%, 06/01/54(a)	8,049	8,208,494
5.95%, 08/15/37	6,722	7,533,858
Merck & Co. Inc.
1.45%, 06/24/30	12,583	11,176,599
1.90%, 12/10/28(a)	4,660	4,385,876
2.15%, 12/10/31(a)	12,896	11,430,560
2.35%, 06/24/40(a)	8,588	6,207,267
2.45%, 06/24/50	15,096	9,117,868
2.75%, 12/10/51(a)	20,301	12,857,232
2.90%, 12/10/61	9,874	5,909,528
3.40%, 03/07/29	9,211	9,022,177
3.70%, 02/10/45	17,516	14,112,809
3.90%, 03/07/39	12,877	11,549,840
4.00%, 03/07/49(a)	10,355	8,431,410
4.15%, 09/15/30(a)	9,875	9,888,091
4.15%, 05/18/43(a)	7,732	6,719,693
4.30%, 05/17/30	7,977	8,048,191
4.50%, 05/17/33(a)	9,533	9,603,966
4.55%, 09/15/32(a)	8,061	8,130,621
4.90%, 05/17/44(a)	10,629	10,088,289
4.95%, 09/15/35(a)	11,614	11,788,626
5.00%, 05/17/53	11,073	10,386,887
5.15%, 05/17/63	11,417	10,755,731
5.70%, 09/15/55	11,940	12,329,597
Mylan Inc., 5.20%, 04/15/48(a)	3,845	3,127,527
Novartis Capital Corp.
2.20%, 08/14/30	11,768	10,840,682
2.75%, 08/14/50(a)	11,974	7,880,324
3.80%, 09/18/29	9,475	9,415,805
4.00%, 09/18/31	6,668	6,630,120
4.00%, 11/20/45	10,652	9,000,928
4.20%, 09/18/34	9,224	9,033,494

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.40%, 05/06/44	$12,695	$11,505,683
4.70%, 09/18/54	7,074	6,456,901
Pfizer Inc.
1.70%, 05/28/30(a)	7,668	6,911,027
1.75%, 08/18/31(a)	14,091	12,397,546
2.55%, 05/28/40	8,540	6,296,744
2.63%, 04/01/30	24,885	23,418,587
2.70%, 05/28/50(a)	9,939	6,335,674
3.45%, 03/15/29(a)	12,435	12,252,353
3.90%, 03/15/39	9,138	8,116,393
4.00%, 12/15/36(a)	12,542	11,729,911
4.00%, 03/15/49	10,204	8,310,156
4.13%, 12/15/46	8,997	7,529,932
4.20%, 09/15/48	9,427	7,933,607
4.30%, 06/15/43	5,605	4,927,092
4.40%, 05/15/44	6,865	6,171,385
7.20%, 03/15/39	20,187	24,274,952
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30(a)	11,817	12,050,369
4.75%, 05/19/33(a)	41,349	41,843,067
5.11%, 05/19/43	27,187	26,358,571
5.30%, 05/19/53(a)	52,659	50,754,124
5.34%, 05/19/63	36,081	34,182,100
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	22,801	20,764,640
3.03%, 07/09/40	16,368	12,580,011
3.18%, 07/09/50(a)	15,052	10,246,578
3.38%, 07/09/60(a)	6,022	3,937,391
5.00%, 11/26/28	4,097	4,186,718
5.30%, 07/05/34	14,271	14,704,616
5.65%, 07/05/44	8,759	8,953,994
Takeda U.S. Financing Inc.
5.20%, 07/07/35	13,586	13,820,777
5.90%, 07/07/55(a)	6,989	7,207,856
Utah Acquisition Sub Inc., 5.25%, 06/15/46(a)	5,745	4,742,282
Viatris Inc.
2.70%, 06/22/30(a)	8,467	7,657,860
3.85%, 06/22/40	7,843	5,967,103
4.00%, 06/22/50(a)	9,775	6,586,547
Wyeth LLC
5.95%, 04/01/37(a)	13,987	15,157,234
6.50%, 02/01/34	8,719	9,859,448
Zoetis Inc.
2.00%, 05/15/30	6,897	6,280,843
4.70%, 02/01/43	8,731	8,099,032
5.00%, 08/17/35	10,332	10,427,354
5.60%, 11/16/32	5,583	5,936,928
		2,354,908,766
Pipelines — 4.2%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	6,402	6,229,442
Cheniere Energy Inc., 5.65%, 04/15/34	10,040	10,372,999
Cheniere Energy Partners LP
3.25%, 01/31/32	13,150	12,004,367
4.00%, 03/01/31	10,699	10,331,225
4.50%, 10/01/29	6,697	6,694,315
5.55%, 10/30/35(a)(b)	8,607	8,807,922
5.75%, 08/15/34(a)	9,365	9,733,564
5.95%, 06/30/33	12,002	12,664,141
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	5,685	5,594,498
Security	Par (000)	Value
Pipelines (continued)
Enbridge Inc.
2.50%, 08/01/33(a)	$6,555	$5,588,033
3.13%, 11/15/29	10,186	9,729,278
3.40%, 08/01/51	9,711	6,699,525
5.30%, 04/05/29	6,765	6,977,616
5.50%, 12/01/46(a)	5,607	5,568,078
5.55%, 06/20/35	10,902	11,261,864
5.63%, 04/05/34	12,463	12,999,507
5.70%, 03/08/33	15,384	16,214,776
5.95%, 04/05/54(a)	10,393	10,662,712
6.20%, 11/15/30(a)	6,591	7,105,505
6.70%, 11/15/53(a)	9,299	10,365,911
Energy Transfer LP
3.75%, 05/15/30	16,658	16,160,639
5.00%, 05/15/50	18,205	15,431,754
5.15%, 03/15/45	10,464	9,307,328
5.25%, 04/15/29(a)	8,179	8,403,616
5.25%, 07/01/29(a)	6,259	6,440,340
5.30%, 04/15/47	9,078	8,155,206
5.35%, 05/15/45	8,210	7,501,066
5.40%, 10/01/47	14,327	12,970,037
5.55%, 05/15/34	8,137	8,342,621
5.60%, 09/01/34	13,950	14,330,348
5.70%, 04/01/35	13,200	13,588,868
5.75%, 02/15/33	11,328	11,854,047
5.95%, 05/15/54	13,617	13,094,275
6.00%, 06/15/48	9,167	8,945,358
6.05%, 09/01/54	10,782	10,491,467
6.13%, 12/15/45	7,645	7,616,047
6.20%, 04/01/55(a)	9,421	9,345,527
6.25%, 04/15/49	13,371	13,349,088
6.40%, 12/01/30	6,644	7,195,403
6.50%, 02/01/42(a)	8,410	8,850,255
6.55%, 12/01/33	11,808	12,909,327
Enterprise Products Operating LLC
2.80%, 01/31/30	16,540	15,652,948
3.13%, 07/31/29	13,406	12,946,704
3.20%, 02/15/52(a)	10,334	7,010,539
3.30%, 02/15/53	6,511	4,451,510
3.70%, 01/31/51	8,651	6,470,400
3.95%, 01/31/60	6,760	5,052,389
4.20%, 01/31/50	10,191	8,348,912
4.25%, 02/15/48	12,106	10,121,696
4.45%, 02/15/43	8,369	7,434,009
4.60%, 01/15/31(a)	5,894	5,963,919
4.80%, 02/01/49	12,135	10,903,322
4.85%, 01/31/34(a)	7,208	7,293,997
4.85%, 08/15/42	5,770	5,388,884
4.85%, 03/15/44	12,772	11,842,164
4.90%, 05/15/46	7,398	6,806,110
4.95%, 02/15/35(a)	10,776	10,895,414
5.10%, 02/15/45	10,363	9,870,159
5.20%, 01/15/36	6,053	6,167,186
5.35%, 01/31/33	7,032	7,362,213
5.55%, 02/16/55	11,929	11,792,524
5.95%, 02/01/41	5,539	5,877,872
Kinder Morgan Energy Partners LP
5.50%, 03/01/44	7,899	7,673,894
6.95%, 01/15/38	8,110	9,141,188
Kinder Morgan Inc.
2.00%, 02/15/31(a)	10,481	9,296,450

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
3.60%, 02/15/51	$9,899	$6,990,173
4.80%, 02/01/33(a)	8,748	8,745,661
5.00%, 02/01/29	4,720	4,825,171
5.05%, 02/15/46	7,094	6,439,706
5.15%, 06/01/30(a)	10,110	10,419,639
5.20%, 06/01/33	8,426	8,624,217
5.20%, 03/01/48	7,708	7,088,739
5.30%, 12/01/34	8,768	8,938,197
5.40%, 02/01/34(a)	9,159	9,429,651
5.45%, 08/01/52	6,138	5,783,155
5.55%, 06/01/45	13,160	12,790,030
5.85%, 06/01/35(a)	5,632	5,929,909
5.95%, 08/01/54(a)	7,621	7,693,280
7.75%, 01/15/32	7,015	8,124,866
MPLX LP
2.65%, 08/15/30(a)	9,144	8,416,264
4.50%, 04/15/38	12,247	11,096,100
4.70%, 04/15/48	9,454	7,876,451
4.80%, 02/15/29	5,786	5,875,152
4.80%, 02/15/31	9,410	9,494,211
4.95%, 09/01/32(a)	10,518	10,540,827
4.95%, 03/14/52	11,517	9,796,948
5.00%, 01/15/33(a)	9,675	9,665,134
5.00%, 03/01/33	14,193	14,178,760
5.20%, 03/01/47	9,580	8,601,412
5.40%, 04/01/35	6,747	6,790,800
5.40%, 09/15/35(a)	15,136	15,200,231
5.50%, 06/01/34	13,890	14,151,825
5.50%, 02/15/49	12,652	11,726,629
5.95%, 04/01/55(a)	7,925	7,721,008
6.20%, 09/15/55	10,031	10,072,033
ONEOK Inc.
3.10%, 03/15/30	7,025	6,649,122
3.95%, 03/01/50(a)	7,200	5,240,426
4.75%, 10/15/31(a)	10,382	10,370,197
4.95%, 10/15/32	7,807	7,818,614
5.05%, 11/01/34(a)	12,224	12,059,760
5.20%, 07/15/48	8,798	7,858,825
5.40%, 10/15/35(a)	9,541	9,576,134
5.65%, 11/01/28	4,273	4,428,436
5.70%, 11/01/54	12,470	11,621,360
5.85%, 11/01/64(a)	6,599	6,216,238
6.05%, 09/01/33	10,369	10,970,358
6.10%, 11/15/32	6,451	6,898,770
6.25%, 10/15/55	12,957	12,978,353
6.63%, 09/01/53	14,408	15,107,416
Plains All American Pipeline LP, 5.95%, 06/15/35	7,758	8,093,899
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	7,205	6,971,139
3.80%, 09/15/30(a)	8,845	8,547,187
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	8,422	8,450,493
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29	9,367	9,458,285
5.58%, 10/01/34	9,964	9,997,654
Targa Resources Corp.
4.20%, 02/01/33	12,380	11,780,726
4.90%, 09/15/30	10,072	10,208,251
4.95%, 04/15/52(a)	5,836	4,991,087
Security	Par (000)	Value
Pipelines (continued)
5.50%, 02/15/35	$8,161	$8,302,443
5.55%, 08/15/35	7,790	7,943,512
5.65%, 02/15/36(a)	9,169	9,402,373
6.13%, 03/15/33(a)	6,541	6,968,723
6.13%, 05/15/55	7,862	7,848,813
6.15%, 03/01/29	5,424	5,706,035
6.50%, 03/30/34	7,239	7,895,413
6.50%, 02/15/53(a)	6,855	7,179,941
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	10,399	9,855,126
4.88%, 02/01/31	10,942	10,970,996
5.50%, 03/01/30	4,856	4,922,157
TransCanada PipeLines Ltd.
4.10%, 04/15/30	10,076	9,933,100
4.63%, 03/01/34	12,439	12,143,403
5.10%, 03/15/49(a)	5,211	4,887,823
6.10%, 06/01/40	6,731	7,111,299
6.20%, 10/15/37	8,508	9,136,136
7.63%, 01/15/39	7,920	9,471,426
Western Midstream Operating LP
4.05%, 02/01/30	10,086	9,838,811
5.25%, 02/01/50	7,872	6,792,916
5.45%, 11/15/34	8,554	8,518,508
6.15%, 04/01/33	6,789	7,153,216
Williams Companies Inc. (The)
2.60%, 03/15/31(a)	15,232	13,814,874
3.50%, 11/15/30	9,211	8,794,839
4.63%, 06/30/30	10,854	10,928,201
4.65%, 08/15/32	9,102	9,077,041
4.85%, 03/01/48	7,368	6,534,200
4.90%, 03/15/29	5,618	5,721,081
5.10%, 09/15/45(a)	8,128	7,520,213
5.15%, 03/15/34	11,906	12,086,422
5.30%, 09/30/35	7,576	7,690,573
5.30%, 08/15/52	6,316	5,923,170
5.60%, 03/15/35	7,856	8,149,033
5.65%, 03/15/33	8,004	8,411,157
5.80%, 11/15/54(a)	7,432	7,456,073
6.30%, 04/15/40	9,131	9,840,833
		1,386,901,087
Private Equity — 0.0%
KKR & Co. Inc., 5.10%, 08/07/35(a)	9,014	8,982,763
Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34(a)	7,537	8,059,760
Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	11,843	9,674,005
2.00%, 05/18/32	9,864	8,305,344
2.95%, 03/15/34(a)	4,929	4,228,470
3.00%, 05/18/51	8,620	5,305,542
3.38%, 08/15/31	10,915	10,202,261
3.55%, 03/15/52	7,518	5,146,212
American Tower Corp.
1.88%, 10/15/30	8,630	7,651,207
2.10%, 06/15/30	8,417	7,602,983
2.90%, 01/15/30	13,331	12,585,957
2.95%, 01/15/51(a)	7,932	5,129,078
3.10%, 06/15/50	7,955	5,378,572

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.80%, 08/15/29	$17,006	$16,709,291
4.90%, 03/15/30(a)	2,958	3,015,122
5.55%, 07/15/33(a)	6,041	6,320,825
5.65%, 03/15/33	5,247	5,532,365
5.80%, 11/15/28	4,829	5,033,907
5.90%, 11/15/33(a)	5,809	6,212,250
Boston Properties LP
2.45%, 10/01/33	13,426	11,020,903
2.55%, 04/01/32(a)	8,769	7,602,595
3.25%, 01/30/31(a)	10,400	9,684,432
3.40%, 06/21/29	5,817	5,596,679
4.50%, 12/01/28(a)	5,717	5,724,393
5.75%, 01/15/35(a)	7,157	7,322,954
6.50%, 01/15/34(a)	7,727	8,328,408
Brixmor Operating Partnership LP
4.05%, 07/01/30	7,027	6,893,980
4.13%, 05/15/29	6,349	6,291,112
Crown Castle Inc.
2.10%, 04/01/31	10,814	9,486,189
2.25%, 01/15/31(a)	8,472	7,545,849
2.50%, 07/15/31	8,960	7,978,496
2.90%, 04/01/41(a)	7,931	5,806,791
3.25%, 01/15/51(a)	7,106	4,779,611
3.30%, 07/01/30	10,347	9,805,879
5.10%, 05/01/33	7,282	7,371,279
5.60%, 06/01/29(a)	5,744	5,965,615
5.80%, 03/01/34	7,044	7,404,530
Digital Realty Trust LP, 3.60%, 07/01/29	5,402	5,275,539
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34(a)	4,614	4,782,704
Equinix Inc.
2.15%, 07/15/30	9,881	8,936,337
2.50%, 05/15/31	8,541	7,709,108
3.20%, 11/18/29	10,876	10,428,813
3.90%, 04/15/32	10,452	10,050,761
ERP Operating LP, 4.50%, 07/01/44	6,764	6,043,268
Extra Space Storage LP
4.95%, 01/15/33	3,467	3,485,850
5.50%, 07/01/30	9,370	9,753,671
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	7,370	6,617,404
5.30%, 01/15/29	3,534	3,601,499
5.63%, 09/15/34	6,871	6,936,139
Healthpeak OP LLC
3.00%, 01/15/30(a)	9,447	8,938,619
5.25%, 12/15/32(a)	6,827	7,019,161
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	6,911	6,512,114
Prologis LP
1.25%, 10/15/30	12,240	10,647,325
2.25%, 04/15/30(a)	10,133	9,361,310
4.75%, 06/15/33(a)	8,471	8,553,817
5.00%, 03/15/34	6,979	7,098,716
5.13%, 01/15/34	6,374	6,547,797
5.25%, 05/15/35(a)	5,902	6,069,543
5.25%, 06/15/53	8,189	7,956,006
5.25%, 03/15/54	7,179	6,977,365
Public Storage Operating Co., 5.35%, 08/01/53	8,450	8,326,304
Realty Income Corp.
3.25%, 01/15/31	10,312	9,772,713
5.13%, 02/15/34	6,412	6,563,973
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.63%, 10/13/32(a)	$6,726	$7,131,334
Simon Property Group LP
2.45%, 09/13/29	10,843	10,190,685
2.65%, 07/15/30	10,416	9,723,742
3.25%, 09/13/49(a)	11,703	8,206,189
3.80%, 07/15/50	6,515	4,991,073
4.75%, 09/26/34(a)	8,167	8,110,883
5.13%, 10/01/35(a)	6,570	6,652,065
Ventas Realty LP, 4.40%, 01/15/29	5,201	5,213,859
VICI Properties LP
4.95%, 02/15/30	9,792	9,893,146
5.13%, 11/15/31	7,301	7,396,792
5.13%, 05/15/32	8,832	8,900,676
5.63%, 04/01/35	8,359	8,522,330
5.63%, 05/15/52	5,905	5,599,521
Welltower OP LLC
2.80%, 06/01/31	12,321	11,373,461
3.10%, 01/15/30	12,648	12,111,056
4.50%, 07/01/30(a)	6,335	6,402,874
5.13%, 07/01/35(a)	7,366	7,509,583
Weyerhaeuser Co.
4.00%, 11/15/29(a)	7,623	7,534,087
4.00%, 04/15/30	8,342	8,228,631
		606,300,929
Retail — 2.8%
AutoZone Inc.
4.00%, 04/15/30	7,188	7,100,539
4.75%, 08/01/32	5,753	5,796,609
Costco Wholesale Corp.
1.60%, 04/20/30	14,870	13,451,357
1.75%, 04/20/32	11,126	9,627,903
Dollar General Corp.
3.50%, 04/03/30(a)	5,176	4,975,708
5.45%, 07/05/33	5,378	5,560,770
Dollar Tree Inc., 2.65%, 12/01/31	7,321	6,538,632
Home Depot Inc. (The)
1.38%, 03/15/31	14,590	12,614,043
1.88%, 09/15/31	17,509	15,338,381
2.38%, 03/15/51	14,996	8,773,489
2.70%, 04/15/30	14,569	13,741,621
2.75%, 09/15/51	10,576	6,679,930
2.95%, 06/15/29(a)	11,344	10,954,914
3.13%, 12/15/49	12,745	8,832,726
3.25%, 04/15/32	12,622	11,820,918
3.30%, 04/15/40	11,511	9,463,121
3.35%, 04/15/50	13,154	9,476,681
3.50%, 09/15/56	7,107	5,084,860
3.63%, 04/15/52	13,713	10,221,508
3.90%, 12/06/28(a)	4,939	4,941,196
3.90%, 06/15/47	12,707	10,263,202
4.20%, 04/01/43	7,699	6,718,174
4.25%, 04/01/46	12,883	11,085,918
4.40%, 03/15/45	9,532	8,431,575
4.50%, 09/15/32(a)	9,707	9,838,242
4.50%, 12/06/48	10,851	9,527,034
4.65%, 09/15/35(a)	8,465	8,380,662
4.75%, 06/25/29	8,194	8,389,240
4.85%, 06/25/31(a)	4,746	4,899,966
4.88%, 02/15/44	7,815	7,395,163
4.90%, 04/15/29(a)	12,238	12,598,623
4.95%, 06/25/34(a)	9,627	9,848,094

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.95%, 09/15/52(a)	$9,675	$9,000,078
5.30%, 06/25/54	13,727	13,353,385
5.88%, 12/16/36	21,419	23,267,700
5.95%, 04/01/41(a)	7,035	7,577,472
Lowe's Companies Inc.
1.70%, 10/15/30(a)	13,638	12,032,325
2.63%, 04/01/31(a)	17,200	15,718,860
2.80%, 09/15/41	9,953	7,225,385
3.00%, 10/15/50	15,650	10,155,301
3.65%, 04/05/29	9,629	9,468,819
3.70%, 04/15/46	10,772	8,265,060
3.75%, 04/01/32	14,929	14,253,169
4.05%, 05/03/47	11,718	9,395,034
4.25%, 03/15/31	9,096	9,032,114
4.25%, 04/01/52	13,759	11,066,185
4.45%, 04/01/62	8,983	7,165,710
4.50%, 04/15/30(a)	9,228	9,320,769
4.50%, 10/15/32(a)	12,419	12,299,286
4.85%, 10/15/35	11,750	11,595,668
5.00%, 04/15/33(a)	6,950	7,097,310
5.15%, 07/01/33(a)	9,299	9,580,010
5.63%, 04/15/53(a)	13,388	13,247,115
5.80%, 09/15/62	8,218	8,200,004
McDonald's Corp.
2.13%, 03/01/30	16,113	14,793,378
2.63%, 09/01/29	11,451	10,857,246
3.60%, 07/01/30	8,441	8,237,842
3.63%, 09/01/49	13,475	10,059,133
4.20%, 04/01/50	7,040	5,763,899
4.45%, 03/01/47	10,228	8,841,912
4.45%, 09/01/48	7,184	6,202,005
4.60%, 09/09/32(a)	6,932	7,034,775
4.70%, 12/09/35(a)	5,299	5,256,873
4.88%, 12/09/45	13,524	12,486,673
4.95%, 03/03/35(a)	9,073	9,162,712
5.00%, 02/13/36	6,781	6,828,778
5.15%, 09/09/52(a)	7,361	6,917,647
5.45%, 08/14/53(a)	5,439	5,337,536
6.30%, 10/15/37	7,125	7,921,991
6.30%, 03/01/38	6,815	7,560,271
O'Reilly Automotive Inc., 4.70%, 06/15/32	6,569	6,609,548
Starbucks Corp.
2.25%, 03/12/30	8,847	8,131,980
2.55%, 11/15/30(a)	8,297	7,649,918
3.00%, 02/14/32(a)	6,328	5,828,510
3.50%, 11/15/50(a)	9,035	6,458,610
3.55%, 08/15/29(a)	12,345	12,101,899
4.00%, 11/15/28	5,194	5,181,957
4.45%, 08/15/49(a)	8,155	6,861,612
4.50%, 11/15/48	9,629	8,204,396
Target Corp.
2.35%, 02/15/30(a)	12,163	11,350,960
2.95%, 01/15/52(a)	7,817	5,126,049
3.38%, 04/15/29	7,722	7,565,221
4.00%, 07/01/42(a)	8,586	7,368,929
4.50%, 09/15/32(a)	7,442	7,482,791
4.50%, 09/15/34(a)	7,480	7,383,887
4.80%, 01/15/53(a)	9,323	8,458,624
5.00%, 04/15/35(a)	9,486	9,606,296
Walmart Inc.
1.80%, 09/22/31(a)	7,762	6,862,965
Security	Par (000)	Value
Retail (continued)
2.50%, 09/22/41	$8,576	$6,207,924
2.65%, 09/22/51(a)	14,210	9,120,278
4.05%, 06/29/48	13,502	11,406,490
4.10%, 04/15/33(a)	9,141	9,097,189
4.15%, 09/09/32(a)	14,073	14,105,934
4.35%, 04/28/30(a)	14,687	14,903,620
4.50%, 09/09/52(a)	9,605	8,628,485
4.50%, 04/15/53(a)	12,668	11,320,670
4.90%, 04/28/35(a)	6,569	6,744,980
5.25%, 09/01/35(a)	13,869	14,666,031
6.20%, 04/15/38(a)	6,871	7,792,106
6.50%, 08/15/37	8,145	9,483,994
		921,662,082
Semiconductors — 3.4%
Analog Devices Inc.
2.10%, 10/01/31	10,239	9,043,176
2.80%, 10/01/41	7,165	5,306,509
2.95%, 10/01/51	8,972	5,933,177
Applied Materials Inc.
1.75%, 06/01/30	6,945	6,249,333
2.75%, 06/01/50(a)	6,070	3,970,042
4.35%, 04/01/47	7,239	6,334,006
Broadcom Inc.
2.45%, 02/15/31	20,762	18,920,400
2.60%, 02/15/33(a)	17,089	15,025,406
3.14%, 11/15/35(b)	29,841	25,847,582
3.19%, 11/15/36(b)	25,161	21,463,503
3.42%, 04/15/33	16,047	14,951,768
3.47%, 04/15/34(a)	28,389	25,991,569
3.50%, 02/15/41	20,313	16,858,827
3.75%, 02/15/51(a)	12,985	10,101,443
4.00%, 04/15/29(b)	15,823	15,739,049
4.15%, 11/15/30	16,800	16,699,591
4.15%, 04/15/32(b)	14,969	14,658,410
4.20%, 10/15/30	8,059	8,041,588
4.30%, 11/15/32(a)	16,448	16,231,229
4.35%, 02/15/30	15,588	15,651,852
4.55%, 02/15/32	9,567	9,622,750
4.60%, 07/15/30	6,869	6,963,532
4.75%, 04/15/29	13,611	13,859,244
4.80%, 10/15/34(a)	18,691	18,771,411
4.80%, 02/15/36	20,068	19,913,340
4.90%, 07/15/32	19,590	20,025,108
4.90%, 02/15/38	16,113	15,936,571
4.93%, 05/15/37(a)(b)	16,840	16,749,374
5.05%, 07/12/29	7,503	7,720,959
5.05%, 04/15/30	7,673	7,916,201
5.15%, 11/15/31	16,244	16,885,264
5.20%, 04/15/32	13,758	14,313,757
5.20%, 07/15/35	19,987	20,582,063
Intel Corp.
2.00%, 08/12/31	7,039	6,156,713
2.45%, 11/15/29	12,080	11,222,262
2.80%, 08/12/41	7,398	5,209,652
3.05%, 08/12/51(a)	10,718	6,822,709
3.10%, 02/15/60	9,230	5,386,086
3.20%, 08/12/61	7,044	4,189,916
3.25%, 11/15/49	18,410	12,220,114
3.73%, 12/08/47	15,617	11,426,993
3.90%, 03/25/30	12,651	12,393,742
4.00%, 08/05/29	17,386	17,189,425

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.00%, 12/15/32	$7,927	$7,561,483
4.10%, 05/19/46	10,880	8,553,266
4.10%, 05/11/47	8,586	6,631,204
4.15%, 08/05/32	8,297	8,018,066
4.60%, 03/25/40(a)	7,282	6,575,034
4.75%, 03/25/50	19,133	16,136,378
4.80%, 10/01/41	8,680	7,816,330
4.90%, 07/29/45	6,075	5,367,453
4.90%, 08/05/52	14,781	12,662,917
4.95%, 03/25/60	8,714	7,372,286
5.05%, 08/05/62	7,955	6,715,197
5.13%, 02/10/30	6,311	6,484,311
5.15%, 02/21/34(a)	10,513	10,667,710
5.20%, 02/10/33(a)	16,249	16,556,644
5.60%, 02/21/54(a)	9,047	8,631,439
5.63%, 02/10/43	9,280	9,131,788
5.70%, 02/10/53	15,698	15,110,711
5.90%, 02/10/63	11,963	11,612,423
KLA Corp.
3.30%, 03/01/50	7,723	5,508,304
4.10%, 03/15/29	5,818	5,826,929
4.65%, 07/15/32(a)	10,835	10,997,854
4.95%, 07/15/52	10,912	10,177,837
5.25%, 07/15/62	7,431	7,147,137
Lam Research Corp.
1.90%, 06/15/30	7,711	6,981,989
2.88%, 06/15/50(a)	6,052	4,049,978
4.00%, 03/15/29(a)	7,968	7,955,664
4.88%, 03/15/49(a)	7,747	7,221,564
Marvell Technology Inc., 2.95%, 04/15/31	10,683	9,880,197
Microchip Technology Inc.
5.05%, 03/15/29	7,626	7,773,919
5.05%, 02/15/30	10,024	10,223,116
Micron Technology Inc.
2.70%, 04/15/32	11,066	9,873,238
4.66%, 02/15/30(a)	10,614	10,717,705
5.30%, 01/15/31	9,606	9,934,417
5.80%, 01/15/35	7,862	8,284,437
5.88%, 02/09/33	5,584	5,923,786
5.88%, 09/15/33	7,116	7,572,755
6.05%, 11/01/35	10,069	10,788,643
NVIDIA Corp.
2.00%, 06/15/31(a)	6,861	6,166,589
2.85%, 04/01/30	8,162	7,796,348
3.50%, 04/01/40	10,524	9,022,796
3.50%, 04/01/50	19,053	14,525,150
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31(a)	11,327	10,195,396
2.65%, 02/15/32	12,840	11,401,392
3.25%, 05/11/41	6,160	4,678,841
3.40%, 05/01/30	7,195	6,901,299
4.30%, 06/18/29	7,227	7,208,971
5.00%, 01/15/33	9,288	9,372,017
Qualcomm Inc.
1.65%, 05/20/32	7,167	6,090,179
2.15%, 05/20/30	11,686	10,743,149
3.25%, 05/20/50(a)	6,713	4,747,452
4.30%, 05/20/47	13,289	11,379,357
4.50%, 05/20/52	7,728	6,693,860
4.65%, 05/20/35(a)	15,189	15,238,638
4.80%, 05/20/45	12,117	11,285,089
Security	Par (000)	Value
Semiconductors (continued)
6.00%, 05/20/53(a)	$7,845	$8,392,470
Texas Instruments Inc.
1.75%, 05/04/30	10,516	9,499,793
2.25%, 09/04/29(a)	10,576	9,918,264
3.88%, 03/15/39	7,444	6,635,090
4.15%, 05/15/48	11,822	9,881,343
4.90%, 03/14/33(a)	8,350	8,612,942
5.05%, 05/18/63	13,284	12,180,110
5.15%, 02/08/54(a)	6,151	5,893,805
Xilinx Inc., 2.38%, 06/01/30	10,609	9,821,924
		1,117,222,019
Software — 3.8%
Adobe Inc.
2.30%, 02/01/30	13,146	12,257,785
4.80%, 04/04/29	7,322	7,511,269
4.95%, 04/04/34	5,024	5,190,809
Autodesk Inc., 2.40%, 12/15/31(a)	10,198	9,049,951
Cadence Design Systems Inc.
4.30%, 09/10/29	9,874	9,913,269
4.70%, 09/10/34	8,796	8,800,188
Fidelity National Information Services Inc.
2.25%, 03/01/31(a)	8,738	7,764,233
3.10%, 03/01/41	6,221	4,634,400
5.10%, 07/15/32(a)	5,811	5,926,750
Fiserv Inc.
2.65%, 06/01/30	10,380	9,514,036
3.50%, 07/01/29	23,575	22,669,833
4.40%, 07/01/49(a)	15,955	12,768,132
4.55%, 02/15/31(a)	5,030	4,992,536
4.75%, 03/15/30	10,755	10,762,852
5.15%, 08/12/34(a)	12,571	12,470,895
5.25%, 08/11/35(a)	9,181	9,147,667
5.45%, 03/15/34(a)	8,368	8,484,388
5.60%, 03/02/33(a)	6,965	7,167,828
5.63%, 08/21/33	9,850	10,146,285
Intuit Inc.
5.20%, 09/15/33(a)	8,835	9,231,724
5.50%, 09/15/53(a)	11,032	11,054,242
Microsoft Corp.
2.50%, 09/15/50	13,730	8,563,971
2.53%, 06/01/50	53,073	33,318,290
2.68%, 06/01/60(a)	34,104	20,169,668
2.92%, 03/17/52	53,311	35,938,550
3.04%, 03/17/62	18,944	12,191,921
3.45%, 08/08/36(a)	13,590	12,411,304
3.50%, 02/12/35(a)	11,584	10,922,238
3.70%, 08/08/46	8,543	6,995,737
4.10%, 02/06/37(a)	11,459	11,042,303
4.25%, 02/06/47(a)	11,403	10,287,941
4.45%, 11/03/45(a)	8,070	7,545,569
4.50%, 02/06/57(a)	9,185	8,325,165
MSCI Inc., 5.25%, 09/01/35	10,581	10,619,335
Oracle Corp.
2.88%, 03/25/31	20,003	18,238,345
2.95%, 04/01/30	32,107	30,050,235
3.60%, 04/01/40	26,619	20,858,089
3.60%, 04/01/50(a)	38,817	26,248,067
3.65%, 03/25/41	22,741	17,681,218
3.80%, 11/15/37	17,701	14,937,228
3.85%, 07/15/36(a)	11,056	9,622,988
3.85%, 04/01/60(a)	30,288	19,961,864

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
3.90%, 05/15/35	$14,240	$12,709,650
3.95%, 03/25/51(a)	26,879	19,127,658
4.00%, 07/15/46	26,946	20,206,304
4.00%, 11/15/47	20,874	15,526,837
4.10%, 03/25/61	13,095	9,019,063
4.13%, 05/15/45	18,722	14,484,096
4.20%, 09/27/29	19,353	19,203,496
4.30%, 07/08/34	17,072	15,986,723
4.38%, 05/15/55	10,405	7,837,270
4.45%, 09/26/30	20,911	20,731,745
4.50%, 07/08/44	15,477	12,771,394
4.65%, 05/06/30(a)	7,157	7,204,749
4.70%, 09/27/34	14,616	14,003,315
4.80%, 09/26/32	28,093	27,762,264
4.90%, 02/06/33	15,425	15,285,532
5.20%, 09/26/35	24,528	24,126,187
5.25%, 02/03/32	14,612	14,854,913
5.38%, 07/15/40	18,021	17,102,915
5.38%, 09/27/54	15,393	13,531,072
5.50%, 08/03/35(a)	14,954	15,078,839
5.50%, 09/27/64(a)	12,116	10,526,982
5.55%, 02/06/53	17,939	16,131,188
5.88%, 09/26/45	31,493	30,280,973
5.95%, 09/26/55	15,747	14,970,770
6.00%, 08/03/55(a)	14,645	13,970,551
6.10%, 09/26/65	17,932	17,037,141
6.13%, 07/08/39(a)	12,709	13,101,603
6.13%, 08/03/65	10,634	10,134,950
6.15%, 11/09/29(a)	17,677	18,722,614
6.25%, 11/09/32	15,247	16,324,620
6.50%, 04/15/38	8,708	9,299,293
6.90%, 11/09/52	21,400	22,727,555
Paychex Inc.
5.10%, 04/15/30	11,872	12,196,069
5.35%, 04/15/32	12,873	13,346,190
5.60%, 04/15/35	9,351	9,770,891
Roper Technologies Inc.
1.75%, 02/15/31(a)	14,629	12,753,745
4.90%, 10/15/34(a)	7,333	7,316,317
5.10%, 09/15/35	7,904	7,959,500
Salesforce Inc.
1.95%, 07/15/31(a)	11,133	9,888,793
2.70%, 07/15/41	9,701	7,112,688
2.90%, 07/15/51(a)	17,556	11,425,136
3.05%, 07/15/61	11,613	7,225,158
Synopsys Inc.
4.85%, 04/01/30	18,168	18,469,225
5.00%, 04/01/32	10,591	10,812,044
5.15%, 04/01/35	16,671	16,941,078
5.70%, 04/01/55	15,440	15,536,741
VMware LLC
2.20%, 08/15/31	9,139	8,079,728
4.70%, 05/15/30	7,884	7,993,931
Workday Inc.
3.70%, 04/01/29	4,351	4,286,680
3.80%, 04/01/32	10,257	9,807,847
		1,246,093,121
Telecommunications — 5.8%
AT&T Inc.
2.25%, 02/01/32(a)	17,638	15,440,855
2.55%, 12/01/33	29,166	24,734,150
Security	Par (000)	Value
Telecommunications (continued)
2.75%, 06/01/31	$19,149	$17,551,276
3.30%, 02/01/52	7,412	4,937,491
3.50%, 06/01/41	21,693	17,156,427
3.50%, 09/15/53	66,851	45,813,726
3.55%, 09/15/55	63,649	43,482,203
3.65%, 06/01/51	28,514	20,437,546
3.65%, 09/15/59	54,160	36,739,458
3.80%, 12/01/57	51,785	36,594,575
3.85%, 06/01/60	11,748	8,278,809
4.30%, 02/15/30	18,282	18,277,057
4.30%, 12/15/42	11,695	10,045,473
4.35%, 03/01/29	10,174	10,199,158
4.35%, 06/15/45	9,955	8,385,451
4.50%, 05/15/35	21,065	20,237,672
4.50%, 03/09/48	15,003	12,641,918
4.55%, 11/01/32	13,893	13,778,848
4.55%, 03/09/49	8,150	6,861,636
4.70%, 08/15/30(a)	11,400	11,566,210
4.75%, 05/15/46(a)	13,395	11,874,181
4.85%, 03/01/39	11,812	11,281,736
4.90%, 11/01/35(a)	17,721	17,481,242
5.25%, 03/01/37	11,445	11,592,643
5.38%, 08/15/35	11,209	11,477,278
5.40%, 02/15/34(a)	18,662	19,319,955
5.55%, 11/01/45	10,115	9,916,745
5.65%, 02/15/47(a)	7,026	7,191,915
5.70%, 11/01/54	18,313	17,921,598
6.05%, 08/15/56(a)	11,621	11,950,880
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	8,158	6,822,318
5.10%, 05/11/33(a)	7,633	7,748,726
5.55%, 02/15/54(a)	6,682	6,508,924
British Telecommunications PLC, 9.63%, 12/15/30	18,032	22,040,276
Cisco Systems Inc.
4.75%, 02/24/30	10,055	10,296,640
4.85%, 02/26/29	4,891	5,009,548
4.95%, 02/26/31	10,630	10,989,202
4.95%, 02/24/32	10,728	11,040,388
5.05%, 02/26/34	15,356	15,779,334
5.10%, 02/24/35	13,879	14,281,215
5.30%, 02/26/54	17,570	17,145,059
5.35%, 02/26/64	10,782	10,481,955
5.50%, 01/15/40	11,327	11,748,504
5.50%, 02/24/55	7,652	7,688,525
5.90%, 02/15/39	15,526	16,763,905
Corning Inc.
4.38%, 11/15/57	8,587	7,116,836
5.45%, 11/15/79	8,061	7,540,567
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	26,985	31,714,761
Motorola Solutions Inc.
2.30%, 11/15/30	8,321	7,529,703
2.75%, 05/24/31(a)	8,094	7,402,226
4.60%, 05/23/29	5,496	5,554,883
5.40%, 04/15/34	8,093	8,391,692
5.55%, 08/15/35	5,622	5,842,054
Orange SA
5.38%, 01/13/42(a)	7,749	7,702,609
5.50%, 02/06/44	8,456	8,425,932
9.00%, 03/01/31	16,282	19,703,320

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Rogers Communications Inc.
3.80%, 03/15/32	$20,277	$19,100,875
4.50%, 03/15/42	6,307	5,474,440
4.55%, 03/15/52	17,731	14,537,335
5.00%, 02/15/29(a)	7,512	7,647,035
5.00%, 03/15/44	5,150	4,722,838
5.30%, 02/15/34(a)	10,526	10,644,503
Sprint Capital Corp.
6.88%, 11/15/28	141	151,411
8.75%, 03/15/32	14,356	17,464,836
Telefonica Emisiones SA
4.90%, 03/06/48	11,029	9,461,887
5.21%, 03/08/47	18,951	16,955,833
5.52%, 03/01/49(a)	11,061	10,292,922
7.05%, 06/20/36	15,403	17,352,633
Telefonica Europe BV, 8.25%, 09/15/30(a)	7,793	8,991,535
TELUS Corp., 3.40%, 05/13/32(a)	8,893	8,180,512
T-Mobile USA Inc.
2.25%, 11/15/31	13,271	11,676,228
2.55%, 02/15/31	22,488	20,452,917
2.63%, 02/15/29	5,121	4,869,526
2.70%, 03/15/32	14,742	13,179,255
2.88%, 02/15/31	9,373	8,659,752
3.00%, 02/15/41	20,998	15,713,994
3.30%, 02/15/51	25,115	17,012,522
3.38%, 04/15/29	17,023	16,552,435
3.40%, 10/15/52	22,277	15,179,006
3.50%, 04/15/31	12,796	12,175,696
3.60%, 11/15/60	12,033	8,149,010
3.88%, 04/15/30	50,056	49,065,482
4.38%, 04/15/40(a)	14,772	13,261,310
4.50%, 04/15/50	26,040	21,770,385
4.63%, 01/15/33	7,795	7,728,773
4.70%, 01/15/35	10,531	10,304,844
4.85%, 01/15/29	5,456	5,563,570
4.95%, 11/15/35	9,311	9,234,905
5.05%, 07/15/33	21,415	21,787,593
5.13%, 05/15/32	11,842	12,167,611
5.15%, 04/15/34	7,606	7,766,315
5.20%, 01/15/33(a)	12,338	12,702,726
5.25%, 06/15/55	7,764	7,188,080
5.30%, 05/15/35(a)	6,663	6,803,060
5.50%, 01/15/55	7,341	7,070,547
5.65%, 01/15/53	15,281	15,030,706
5.70%, 01/15/56	11,869	11,714,504
5.75%, 01/15/34(a)	8,917	9,427,294
5.75%, 01/15/54	13,120	13,071,031
5.80%, 09/15/62(a)	4,343	4,352,017
5.88%, 11/15/55	10,328	10,443,879
6.00%, 06/15/54	7,737	7,972,230
Verizon Communications Inc.
1.50%, 09/18/30	15,595	13,649,271
1.68%, 10/30/30	14,444	12,701,499
1.75%, 01/20/31	13,611	11,898,618
2.36%, 03/15/32	38,500	33,675,992
2.55%, 03/21/31	29,631	26,913,242
2.65%, 11/20/40	23,661	16,930,023
2.85%, 09/03/41	7,692	5,559,988
2.88%, 11/20/50(a)	26,544	16,719,476
2.99%, 10/30/56(a)	31,957	19,544,195
3.00%, 11/20/60(a)	16,767	10,006,406
Security	Par (000)	Value
Telecommunications (continued)
3.15%, 03/22/30(a)	$14,500	$13,855,508
3.40%, 03/22/41	31,095	24,448,099
3.55%, 03/22/51	37,190	26,805,180
3.70%, 03/22/61	29,980	20,779,858
3.88%, 02/08/29	7,970	7,910,898
3.88%, 03/01/52(a)	8,246	6,225,590
4.00%, 03/22/50	11,366	8,896,261
4.02%, 12/03/29	25,534	25,287,267
4.13%, 08/15/46	7,846	6,377,298
4.27%, 01/15/36	13,078	12,263,628
4.40%, 11/01/34	9,214	8,857,295
4.50%, 08/10/33(a)	16,514	16,222,335
4.52%, 09/15/48	9,124	7,771,925
4.78%, 02/15/35(a)	20,738	20,298,630
4.81%, 03/15/39	12,062	11,429,402
4.86%, 08/21/46	21,585	19,440,025
5.01%, 08/21/54	9,781	8,799,907
5.05%, 05/09/33(a)	8,106	8,288,060
5.25%, 04/02/35	16,363	16,555,727
5.25%, 03/16/37	11,555	11,608,970
5.50%, 02/23/54(a)	9,681	9,373,788
6.55%, 09/15/43	5,958	6,588,971
Vodafone Group PLC
4.25%, 09/17/50	9,468	7,539,889
4.88%, 06/19/49	8,900	7,846,168
5.25%, 05/30/48(a)	11,403	10,724,617
5.75%, 06/28/54(a)	15,877	15,585,633
5.88%, 06/28/64	7,806	7,708,562
6.15%, 02/27/37	9,777	10,653,999
		1,889,205,212
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29	7,992	7,815,239
Transportation — 1.5%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51	8,971	6,336,000
3.55%, 02/15/50	8,753	6,554,608
3.90%, 08/01/46	8,017	6,513,733
4.05%, 06/15/48	7,881	6,505,551
4.13%, 06/15/47	5,596	4,688,051
4.15%, 04/01/45(a)	7,226	6,144,863
4.15%, 12/15/48	8,478	7,075,660
4.45%, 03/15/43	8,611	7,775,005
4.45%, 01/15/53	6,898	5,953,142
4.55%, 09/01/44	6,054	5,448,277
4.90%, 04/01/44	8,693	8,253,956
5.20%, 04/15/54	13,171	12,602,042
5.50%, 03/15/55	11,522	11,532,272
5.75%, 05/01/40	5,453	5,788,791
5.80%, 03/15/56(a)	8,675	9,032,034
Canadian National Railway Co.
3.85%, 08/05/32	6,289	6,065,690
4.38%, 09/18/34(a)	6,229	6,104,645
Canadian Pacific Railway Co.
2.45%, 12/02/31(a)	14,446	12,871,724
3.00%, 12/02/41	8,277	6,218,279
3.10%, 12/02/51	15,341	10,382,775
6.13%, 09/15/2115	7,383	7,600,872
CSX Corp.
3.80%, 11/01/46	8,041	6,393,517
4.10%, 11/15/32(a)	9,874	9,690,933

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.10%, 03/15/44	$8,484	$7,244,695
4.25%, 03/15/29(a)	6,246	6,280,585
4.30%, 03/01/48	8,463	7,190,871
4.50%, 11/15/52(a)	7,629	6,594,000
5.05%, 06/15/35	2,894	2,945,490
FedEx Corp.
4.55%, 04/01/46	4,949	4,149,672
4.75%, 11/15/45	6,015	5,187,670
5.25%, 05/15/50(a)	4,060	3,734,844
Norfolk Southern Corp.
3.05%, 05/15/50	10,166	6,875,911
3.16%, 05/15/55	5,898	3,890,163
4.55%, 06/01/53	6,531	5,650,611
5.35%, 08/01/54(a)	7,227	7,066,111
Union Pacific Corp.
2.38%, 05/20/31(a)	12,627	11,519,986
2.40%, 02/05/30(a)	6,796	6,335,722
2.80%, 02/14/32	8,531	7,798,164
2.95%, 03/10/52	6,363	4,137,865
2.97%, 09/16/62	10,578	6,351,504
3.20%, 05/20/41	6,926	5,443,794
3.25%, 02/05/50	16,286	11,504,842
3.50%, 02/14/53	11,937	8,665,266
3.70%, 03/01/29	7,580	7,492,807
3.75%, 02/05/70	6,247	4,361,759
3.80%, 10/01/51	7,348	5,673,156
3.80%, 04/06/71	7,005	4,935,396
3.84%, 03/20/60	14,431	10,693,263
4.50%, 01/20/33(a)	8,055	8,119,057
5.10%, 02/20/35(a)	8,580	8,840,127
5.60%, 12/01/54(a)	9,129	9,232,438
United Parcel Service Inc.
3.40%, 03/15/29(a)	8,072	7,923,612
3.75%, 11/15/47	9,991	7,851,939
4.25%, 03/15/49	6,461	5,428,773
4.45%, 04/01/30(a)	8,534	8,682,560
4.88%, 03/03/33(a)	9,541	9,834,031
5.05%, 03/03/53(a)	9,240	8,610,856
5.15%, 05/22/34(a)	10,162	10,565,115
5.25%, 05/14/35(a)	9,480	9,828,161
5.30%, 04/01/50(a)	8,971	8,768,310
5.50%, 05/22/54(a)	9,333	9,277,815
5.95%, 05/14/55	10,690	11,193,978
6.05%, 05/14/65	8,694	9,135,372
6.20%, 01/15/38	10,877	12,030,862
		482,579,573
Security	Par (000)	Value
Trucking & Leasing — 0.0%
GATX Corp., 6.05%, 06/05/54	$1,030	$1,056,619
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47	8,135	6,355,845
4.45%, 06/01/32(a)	6,360	6,348,585
5.25%, 03/01/35(a)	6,589	6,767,779
5.70%, 09/01/55(a)	8,175	8,294,425
6.59%, 10/15/37	6,051	6,860,578
		34,627,212
Total Long-Term Investments — 98.0% (Cost: $34,328,168,389)		32,052,832,389
	Shares
Short-Term Securities
Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	2,057,495,385	2,058,524,133
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	334,210,000	334,210,000
Total Short-Term Securities — 7.3% (Cost: $2,391,418,935)		2,392,734,133
Total Investments — 105.3% (Cost: $36,719,587,324)		34,445,566,522
Liabilities in Excess of Other Assets — (5.3)%		(1,720,122,773)
Net Assets — 100.0%		$32,725,443,749

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$32,052,832,389	$—	$32,052,832,389
Short-Term Securities
Money Market Funds	2,392,734,133	—	—	2,392,734,133
	$2,392,734,133	$32,052,832,389	$—	$34,445,566,522

Statements of Assets and Liabilities (unaudited)
October 31, 2025

	iShares 10+ Year Investment Grade Corporate Bond ETF	iShares Core U.S. Aggregate Bond ETF	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,630,971,394	$133,568,442,999	$18,304,246,397	$32,052,832,389
Investments, at value—affiliated(c)	250,949,903	4,168,445,075	2,992,570,183	2,392,734,133
Cash	25,732	—	—	21,919
Cash pledged as collateral for TBA commitments	—	170,000	—	—
Foreign currency, at value(d)	—	143	55,099	—
Receivables:
Investments sold	6,465,043	1,353,563,955	49,073,402	231,882,393
Securities lending income—affiliated	63,274	250,657	1,161,257	478,783
TBA sales commitments	—	174,050,206	—	—
Loans	—	—	118,521	—
Capital shares sold	102,203	84,824,349	347,865	3,761,666
Dividends—affiliated	86,885	12,258,057	407,102	1,247,637
Interest—unaffiliated	35,273,507	1,106,884,772	299,016,083	362,386,379
Total assets	2,923,937,941	140,468,890,213	21,646,995,909	35,045,345,299
LIABILITIES
Bank overdraft	—	8,037,137	90,557	—
Cash received as collateral for TBA commitments	—	2,458,693	—	—
Collateral on securities loaned, at value	226,638,988	462,694,690	2,787,788,760	2,057,106,898
TBA sales commitments, at value(e)	—	173,721,030	—	—
Payables:
Investments purchased	17,906,807	4,222,155,952	208,858,966	255,389,111
Capital shares redeemed	75,925	—	2,827,522	3,709,492
Investment advisory fees	90,538	3,153,984	7,953,558	3,696,049
Total liabilities	244,712,258	4,872,221,486	3,007,519,363	2,319,901,550
Commitments and contingent liabilities
NET ASSETS	$2,679,225,683	$135,596,668,727	$18,639,476,546	$32,725,443,749
NET ASSETS CONSIST OF
Paid-in capital	$3,150,245,576	$143,283,331,346	$21,092,460,152	$37,523,880,369
Accumulated loss	(471,019,893)	(7,686,662,619)	(2,452,983,606)	(4,798,436,620)
NET ASSETS	$2,679,225,683	$135,596,668,727	$18,639,476,546	$32,725,443,749
NET ASSET VALUE
Shares outstanding	52,000,000	1,349,200,000	230,800,000	294,000,000
Net asset value	$51.52	$100.50	$80.76	$111.31
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$2,959,285,592	$139,488,811,860	$18,816,534,583	$34,328,168,389
(b) Securities loaned, at value	$217,302,106	$446,915,745	$2,671,270,006	$1,976,173,690
(c) Investments, at cost—affiliated	$250,845,547	$4,166,855,792	$2,991,022,685	$2,391,418,935
(d) Foreign currency, at cost	$—	$136	$50,945	$—
(e) Proceeds from TBA sales commitments	$—	$174,050,206	$—	$—

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited
JSC	Joint Stock Company
NPFGC	National Public Finance Guarantee Corp.
NVS	Non-Voting Shares
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
PSF	Permanent School Fund
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SAP	Subject to Appropriations
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced

Currency Abbreviation
EUR	Euro

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2025

2025 Annual Financial Statements and Additional Information

iShares U.S. ETF Trust
• iShares Short Duration Bond Active ETF | NEAR | Cboe BZX Exchange
• iShares Ultra Short Duration Bond Active ETF | ICSH | Cboe BZX Exchange

2

Schedule of Investments
October 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Affirm Asset Securitization Trust, 5.08%, 04/15/30(a)	USD1,889	$1,892,912
Affirm Master Trust Series, 4.45%, 10/16/34(a)	USD6,763	6,744,708
AGL Clo 40 Ltd., 5.10%, 07/22/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	USD2,250	2,253,892
AIMCO CLO 23 Ltd., 5.01%, 04/20/38, (3-mo. CME Term SOFR +1.13%)(a)(b)	USD1,020	1,019,390
Alinea CLO Ltd., 5.23%, 07/20/31, (3-mo. CME Term SOFR +1.35%)(a)(b)	USD2,035	2,035,599
AMMC CLO 21 Ltd., 5.80%, 11/02/30, (3-mo. CME Term SOFR +1.94%)(a)(b)	USD66	66,157
Anchorage Capital CLO 7 Ltd., 5.42%, 04/28/37, (3-mo. CME Term SOFR +1.56%)(a)(b)	USD8,625	8,650,684
Ares LVI CLO Ltd., 5.11%, 01/25/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	USD400	400,724
ARI Fleet Lease Trust
5.54%, 04/15/33(a)	USD525	528,869
4.59%, 03/15/34(a)	USD9,355	9,399,721
4.60%, 03/15/34(a)	USD331	334,932
Asimi Funding PLC
5.33%, 09/16/31, (1-day SONIA + 1.35%)(b)(c)	GBP84	110,149
5.93%, 09/16/31, (1-day SONIA + 1.95%)(b)(c)	GBP100	131,532
4.93%, 05/16/32, (1-day SONIA + 0.95%)(b)(c)	GBP534	704,084
5.38%, 05/16/32, (1-day SONIA + 1.40%)(b)(c)	GBP118	155,808
Asset-Backed European Securitisation Transaction Twenty-Five SRL, 3.14%, 11/15/39, (1-mo. EURIBOR + 1.25%)(b)(c)	EUR92	106,647
Asset-Backed European Securitisation Transaction Twenty-Three SARL
3.52%, 03/21/34, (1-mo. EURIBOR + 1.60%)(b)(c)	EUR92	106,152
3.82%, 03/21/34, (1-mo. EURIBOR + 1.90%)(b)(c)	EUR92	106,295
4.32%, 03/21/34, (1-mo. EURIBOR + 2.40%)(b)(c)	EUR92	106,419
Auto ABS Italian Stella Loans SRL
3.59%, 12/29/36, (1-mo. EURIBOR + 1.70%)(b)(c)	EUR76	87,573
4.19%, 12/29/36, (1-mo. EURIBOR + 2.30%)(b)(c)	EUR76	87,945
Auto ABS Spanish Loans FT, 2.71%, 09/28/38, (1-mo. EURIBOR + 0.85%)(b)(c)	EUR1,847	2,134,487
AutoFlorence 2 SRL
2.59%, 12/24/44, (1-mo. EURIBOR + 0.70%)(b)(c)	EUR1,883	2,170,483
2.64%, 12/24/44, (1-mo. EURIBOR + 0.75%)(b)(c)	EUR164	188,730
AutoFlorence 3 SRL, 4.22%, 12/25/46, (1-mo. EURIBOR + 2.35%)(b)(c)	EUR188	219,752
Autonoria Spain FT, 3.87%, 01/26/40, (1-mo. EURIBOR + 2.00%)(b)(c)	EUR201	234,797
BA Credit Card Trust, 4.98%, 11/15/28	USD4,705	4,752,959
Bain Capital CLO Ltd. Series 2024-1A, Class A1, 5.44%, 04/16/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	USD2,235	2,241,491
Bain Capital Credit CLO Ltd., 5.08%, 10/20/34, (3-mo. CME Term SOFR +1.20%)(a)(b)	USD1,510	1,510,898
Security	Par (000)	Value
Battalion CLO IX Ltd., 4.86%, 07/15/31, (3-mo. CME Term SOFR +0.96%)(a)(b)	USD7,953	$7,950,446
Battalion CLO VIII Ltd.
4.78%, 07/18/30, (3-mo. CME Term SOFR +0.90%)(a)(b)	USD1,762	1,761,720
5.13%, 07/18/30, (3-mo. CME Term SOFR +1.25%)(a)(b)	USD1,750	1,750,133
Benefit Street Partners CLO XXI Ltd. Series 2020 21A, Class A1R, 5.34%, 10/15/34, (3-mo. CME Term SOFR +1.43%)(a)(b)	USD1,750	1,749,994
Birch Grove CLO 13 Ltd., 5.47%, 10/23/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	USD1,700	1,704,187
Birch Grove CLO 3 Ltd., 5.14%, 01/19/38, (3-mo. CME Term SOFR +1.26%)(a)(b)	USD4,615	4,623,372
Birch Grove CLO 7 Ltd., 5.14%, 10/20/38, (3-mo. CME Term SOFR +1.26%)(a)(b)	USD4,840	4,847,231
Blueberry Park CLO Ltd., 5.23%, 10/20/37, (3-mo. CME Term SOFR +1.35%)(a)(b)	USD2,000	2,004,815
Brex Commercial Charge Card Master Trust, 6.05%, 07/15/27(a)	USD277	278,410
Brignole Co., 3.91%, 02/24/42, (1-mo. EURIBOR + 2.00%)(b)(c)	EUR57	66,255
Bryant Park Funding Ltd., 5.52%, 04/15/37, (3-mo. CME Term SOFR +1.62%)(a)(b)	USD1,440	1,444,894
Capital One Multi-Asset Execution Trust, 2.06%, 08/15/28	USD7,240	7,130,297
Cardiff Auto Receivables Securitisation PLC
5.88%, 08/20/31(c)	GBP266	351,235
6.58%, 08/20/31, (1-day SONIA + 2.60%)(b)(c)	GBP202	267,480
5.38%, 08/20/31, (1-day SONIA + 1.40%)(b)(c)	GBP611	805,422
CarMax Auto Owner Trust, 4.92%, 10/16/28	USD693	697,260
CarVal CLO IX-C Ltd., 5.56%, 04/20/37, (3-mo. CME Term SOFR +1.68%)(a)(b)	USD1,000	1,003,964
Carval CLO X-C Ltd., 5.34%, 07/20/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	USD2,000	2,005,908
Cbam Ltd. Series 2018-7A, Class A, 5.25%, 07/20/31, (3-mo. CME Term SOFR +1.36%)(a)(b)	USD204	204,436
Chesapeake Funding II LLC, 5.52%, 05/15/36(a)	USD2,608	2,633,591
CIFC Funding Ltd.
5.42%, 04/21/37, (3-mo. CME Term SOFR + 1.55%)(a)(b)	USD2,500	2,507,597
5.29%, 07/17/37, (3-mo. CME Term SOFR +1.41%)(a)(b)	USD3,500	3,507,786
5.51%, 07/23/37, (3-mo. CME Term SOFR +1.65%)(a)(b)	USD500	500,757
5.25%, 10/20/37, (3-mo. CME Term SOFR + 1.37%)(a)(b)	USD1,250	1,253,486
Citibank Credit Card Issuance Trust, 4.93%, 05/14/29, (1-mo. CME Term SOFR + 0.88%)(b)	USD298	300,426
CNH Equipment Trust, 4.77%, 06/15/29	USD2,970	2,992,953
College Avenue Student Loans LLC Series 2021-A, Class A1, 5.21%, 07/25/51, (1-mo. CME Term SOFR + 1.21%)(a)(b)	USD124	123,440
Compartment BL Consumer Credit
2.77%, 09/25/41, (1-mo. EURIBOR + 0.9%)(b)	EUR817	940,486
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
2.50%, 09/25/41, (1-mo. EURIBOR + 0.63%)(b)	EUR899	$1,036,025
Compass Datacenters Issuer II LLC, 4.93%, 11/25/50(a)	USD1,525	1,525,000
CQS U.S. CLO 5 Ltd., 1.00%, 01/17/39, (3-mo. CME Term SOFR +1.65%)(a)(b)	USD1,000	996,500
Delamare Cards MTN Issuer PLC, 4.77%, 04/19/31, (1-day SONIA + 0.80%)(b)(c)	GBP3,610	4,746,458
Dilosk Rmbs No. 9 Dac, 2.75%, 01/25/63, (3-mo. EURIBOR + 0.68%)(b)(c)	EUR676	779,799
Dowson PLC
5.58%, 08/20/31, (1-day SONIA + 1.60%)(b)(c)	GBP117	154,040
6.33%, 08/20/31, (1-day SONIA + 2.35%)(b)(c)	GBP100	130,483
Dryden XXVI Senior Loan Fund, 5.62%, 04/15/29, (3-mo. CME Term SOFR + 1.71%)(a)(b)	USD600	600,000
Dutch Property Finance BV
2.70%, 10/28/59, (3-mo. EURIBOR + 0.75%)(b)(c)	EUR5,473	6,312,148
Series 2021-2, Class A, 2.77%, 04/28/59, (3-mo. EURIBOR + 0.70%)(b)(c)	EUR3,118	3,595,033
Edenbrook Mortgage Funding PLC
5.94%, 03/22/57, (1-day SONIA + 1.95%)(b)(c)	GBP253	337,272
6.54%, 03/22/57, (1-day SONIA + 2.55%)(b)(c)	GBP146	194,906
Elmwood CLO 26 Ltd., 5.38%, 04/18/37, (3-mo. CME Term SOFR + 1.50%)(a)(b)	USD3,740	3,752,463
Elmwood CLO II Ltd., 5.58%, 10/20/37, (3-mo. CME Term SOFR + 1.70%)(a)(b)	USD4,200	4,208,753
Elmwood CLO III Ltd., 5.48%, 07/18/37, (3-mo. CME Term SOFR + 1.60%)(a)(b)	USD500	501,190
Empower CLO Ltd., 5.27%, 10/20/37, (3-mo. CME Term SOFR + 1.39%)(a)(b)	USD1,895	1,900,251
Enterprise Fleet Financing LLC
5.42%, 10/22/29(a)	USD7,150	7,225,633
5.23%, 03/20/30(a)	USD1,961	1,975,331
5.16%, 09/20/30(a)	USD223	227,019
4.98%, 08/21/28(a)	USD1,518	1,537,023
5.06%, 03/20/31(a)	USD492	502,143
4.56%, 11/20/28(a)	USD1,370	1,383,265
4.70%, 06/20/31(a)	USD177	179,577
Finance Ireland Auto Receivables No. 2 DAC
2.82%, 11/14/34, (1-mo. EURIBOR + 0.90%)(b)(c)	EUR173	199,000
2.60%, 11/14/34, (1-mo. EURIBOR + 0.68%)(b)(c)	EUR2,281	2,631,847
Flatiron CLO 23 LLC, 5.12%, 04/17/36, (3-mo. CME Term SOFR + 1.24%)(a)(b)	USD1,455	1,456,899
Ford Credit Auto Owner Trust, 5.53%, 09/15/28	USD7,640	7,718,222
Ford Credit Floorplan Master Owner Trust A
5.48%, 05/15/28, (30-day Avg SOFR + 1.25%)(a)(b)	USD11,535	11,591,647
5.24%, 04/15/31(a)	USD3,850	3,985,996
Fortuna Consumer Loan ABS DAC
3.27%, 02/18/34, (1-mo. EURIBOR + 1.35%)(b)(c)	EUR119	137,904
4.22%, 02/18/34, (1-mo. EURIBOR + 2.3%)(b)(c)	EUR60	69,419
3.22%, 10/18/34, (1-mo. EURIBOR + 1.30%)(b)	EUR400	463,333
3.57%, 10/18/34, (1-mo. EURIBOR + 1.65%)(b)	EUR100	115,945
2.92%, 04/18/35, (1-mo. EURIBOR11%)(b)(c)	EUR500	577,304
Security	Par (000)	Value
3.27%, 04/18/35, (1-mo. EURIBOR + 1.35%)(b)(c)	EUR100	$115,629
2.62%, 04/18/35, (1-mo. EURIBOR + 0.70%)(b)(c)	EUR2,500	2,883,354
Foundation Finance Trust
5.50%, 12/15/49(a)	USD1,935	1,972,094
4.95%, 04/15/50(a)	USD2,590	2,616,990
FTA Consumo Santander
3.65%, 07/20/38, (3-mo. EURIBOR + 1.65%)(b)(c)	EUR143	165,096
3.30%, 07/20/38, (3-mo. EURIBOR + 1.30%)(b)(c)	EUR143	165,209
GAMMA Sociedade de Titularizacao de Creditos, 2.93%, 02/25/34, (3-mo. EURIBOR + 0.90%)(b)(c)	EUR891	1,028,564
GMF Floorplan Owner Revolving Trust, 4.73%, 11/15/29(a)	USD2,831	2,864,220
Golden Bar Securitisation SRL, 3.53%, 09/22/43, (3-mo. EURIBOR + 1.50%)(b)(c)	EUR200	231,650
Golden Ray SA - Compartment 1
3.87%, 12/27/57, (1-mo. EURIBOR + 2.00%)(b)(c)	EUR100	114,539
2.67%, 12/27/57, (1-mo. EURIBOR + 0.80%)(b)(c)	EUR606	697,976
3.37%, 12/27/57, (1-mo. EURIBOR + 1.50%)(b)(c)	EUR100	114,695
GoldenTree Loan Management U.S. CLO 8 Ltd., 5.03%, 10/20/34, (3-mo. CME Term SOFR + 1.15%)(a)(b)	USD1,430	1,429,996
Golub Capital Partners CLO 50B-R Ltd., 5.83%, 04/20/35, (3-mo. CME Term SOFR + 1.50%)(a)(b)	USD1,595	1,594,214
Golub Capital Partners CLO 66B Ltd., 5.31%, 07/25/38, (3-mo. CME Term SOFR + 1.45%)(a)(b)	USD1,890	1,896,295
Golub Capital Partners CLO 77 B Ltd., 5.11%, 01/25/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	USD3,165	3,170,687
GreatAmerica Leasing Receivables Funding LLC Series, 5.28%, 03/15/27(a)	USD1,131	1,136,107
GreenSky Home Improvement Issuer Trust, 4.89%, 06/25/60(a)	USD1,581	1,593,676
Halseypoint CLO 6 Ltd., 5.23%, 01/20/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	USD1,500	1,503,631
Halseypoint CLO 7 Ltd., 5.33%, 07/20/38, (3-mo. CME Term SOFR + 1.45%)(a)(b)	USD2,000	2,006,936
Hermitage PLC
6.33%, 04/21/33, (1-day SONIA + 2.35%)(b)(c)	GBP55	72,240
5.58%, 04/21/33, (1-day SONIA + 1.60%)(b)(c)	GBP62	82,096
Hill FL BV
3.97%, 02/18/32, (1-mo. EURIBOR + 2.05%)(b)(c)	EUR74	85,408
5.12%, 02/18/32, (1-mo. EURIBOR + 3.2%)(b)(c)	EUR74	85,604
2.64%, 10/18/32, (1-mo. EURIBOR + 0.72%)(c)	EUR1,292	1,488,111
3.87%, 10/18/32, (1-mo. EURIBOR + 1.95%)(b)(c)	EUR96	109,869
Hops Hill No. 4 PLC
5.68%, 04/21/56, (1-day SONIA + 1.70%)(b)(c)	GBP161	212,511
6.28%, 04/21/56, (1-day SONIA + 2.30%)(b)(c)	GBP165	216,416
4.86%, 04/21/56, (1-day SONIA + 0.88%)(b)(c)	GBP1,331	1,753,544
Schedule of Investments
4

Schedule of Investments (continued)
October 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.28%, 04/21/56, (1-day SONIA + 1.30%)(b)(c)	GBP628	$826,317
Hyundai Auto Receivables Trust, 5.48%, 04/17/28	USD161	162,423
Incref LLC, 5.76%, 10/19/42, (1-mo. CME Term SOFR + 1.73%)(a)(b)	USD4,040	4,039,761
Italian Stella Loans SRL, 3.27%, 05/27/39, (1-mo. EURIBOR + 1.40%)(b)(c)	EUR90	104,391
John Deere Owner Trust, 4.96%, 11/15/28	USD9,312	9,384,865
KKR CLO 21 Ltd., 5.17%, 04/15/31, (3-mo. CME Term SOFR + 1.26%)(a)(b)	USD1,234	1,234,116
KKR CLO 35 Ltd., 5.08%, 01/20/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	USD1,500	1,500,751
KKR CLO 47 Ltd., 5.27%, 01/15/38, (3-mo. CME Term SOFR + 1.37%)(a)(b)	USD695	696,934
LCM 29 Ltd. Series 29A, Class AR, 5.24%, 04/15/31, (3-mo. CME Term SOFR + 1.33%)(a)(b)	USD820	820,119
Lendmark Funding Trust, 4.78%, 10/20/34(a)	USD3,003	3,019,639
London Cards No. 2 PLC
6.48%, 03/28/34(c)	GBP100	131,642
5.38%, 03/28/34, (1-day SONIA + 1.40%)(b)(c)	GBP904	1,197,363
7.43%, 03/28/34, (1-day SONIA + 3.45%)(b)(c)	GBP100	132,517
Lyra Music Assets Delaware LP, 5.60%, 09/20/65(a)	USD1,108	1,120,157
M&T Equipment Notes, 4.70%, 12/16/27(a)	USD751	755,033
Madison Park Funding L Ltd., 5.29%, 04/19/34, (3-mo. CME Term SOFR + 1.40%)(a)(b)	USD500	500,250
Madison Park Funding LVII Ltd., 5.14%, 07/27/34, (3-mo. CME Term SOFR + 1.28%)(a)(b)	USD1,635	1,636,134
Madison Park Funding XXX Ltd., 5.64%, 07/16/37, (3-mo. CME Term SOFR + 1.75%)(a)(b)	USD1,700	1,703,143
Marzio Finance SRL, 2.74%, 05/28/49, (1-mo. EURIBOR + 0.88%)(b)(c)	EUR810	937,099
Metro Finance Trust
4.72%, 09/17/30	AUD342	224,894
4.68%, 10/15/31, (1-month BB Swap + 1.17%)(b)	AUD3,499	2,297,531
5.06%, 10/15/31, (1-month BB Swap + 1.55%)(b)	AUD500	329,280
MMAF Equipment Finance LLC, 4.95%, 07/14/31(a)	USD1,197	1,214,533
Molossus BTL PLC, 4.94%, 04/18/61, (1-day SONIA + 0.95%)(b)(c)	GBP1,380	1,815,932
Navient Private Education Loan Trust, 4.87%, 12/15/59, (1-mo. CME Term SOFR + 0.83%)(a)(b)	USD438	438,080
Navient Private Education Refi Loan Trust
Series 2020-IA, Class A1B, 5.15%, 04/15/69, (1-mo. CME Term SOFR + 1.11%)(a)(b)	USD3,202	3,186,492
Series 2021-BA, Class A, 0.94%, 07/15/69(a)	USD3,170	2,898,849
Series 2021-DA, Class A, 5.26%, 04/15/60, (PRIME - 1.99%)(a)(b)	USD3,749	3,711,665
Navient Student Loan Trust, 5.93%, 03/15/72, (30-day Avg SOFR + 1.70%)(a)(b)	USD1,344	1,355,866
Navistar Financial Dealer Note Master Owner Trust, 5.59%, 04/25/29(a)	USD2,921	2,938,801
Security	Par (000)	Value
Nelnet Student Loan Trust
4.89%, 04/20/62, (1-mo. CME Term SOFR + 0.85%)(a)(b)	USD2,554	$2,547,343
4.84%, 04/20/62, (1-mo. CME Term SOFR + 0.80%)(a)(b)	USD1,331	1,327,032
7.15%, 11/25/53(a)	USD818	840,426
5.33%, 03/15/57, (30-day Avg SOFR + 1.10%)(a)(b)	USD3,258	3,245,897
5.58%, 05/17/55, (30-day Avg SOFR + 1.35%)(a)(b)	USD6,056	6,079,233
5.71%, 06/22/65, (30-day Avg SOFR + 1.35%)(a)(b)	USD6,652	6,689,499
Series 2021-A, Class A1, 4.95%, 04/20/62, (1-mo. CME Term SOFR + 0.91%)(a)(b)	USD2,952	2,946,437
Series 2021-BA, Class AFL, 4.93%, 04/20/62, (1-mo. CME Term SOFR + 0.89%)(a)(b)	USD5,546	5,541,274
New Mountain 3 Ltd., 5.21%, 10/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	USD2,000	2,005,325
NewDay Funding
5.63%, 03/15/32, (1-day SONIA + 1.65%)(b)(c)	GBP155	204,876
6.38%, 03/15/32, (1-day SONIA + 2.40%)(b)(c)	GBP110	146,132
Newday Funding Master Issuer PLC
5.48%, 11/15/31, (1-day SONIA + 1.50%)(c)	GBP1,306	1,728,216
6.63%, 07/15/32, (1-day SONIA + 2.65%)(b)(c)	GBP256	338,769
5.88%, 07/15/32, (1-day SONIA + 1.90%)(b)(c)	GBP116	153,056
5.38%, 07/15/32, (1-day SONIA + 1.40%)(b)(c)	GBP102	134,329
5.58%, 11/15/32, (1-day SONIA + 1.60%)(c)	GBP146	191,686
5.12%, 04/15/33, (1-day SONIA + 1.15%)(c)	GBP113	148,114
4.82%, 04/15/33, (1-day SONIA + 0.85%)(b)(c)	GBP1,492	1,962,770
Noria DE, 3.52%, 02/25/43, (1-mo. EURIBOR + 1.65%)(b)(c)	EUR86	99,162
Oaktree CLO Ltd.
5.43%, 04/20/37, (3-mo. CME Term SOFR + 1.55%)(a)(b)	USD2,000	2,005,914
5.09%, 01/15/38, (3-mo. CME Term SOFR + 1.19%)(a)(b)	USD1,920	1,920,319
OCP CLO Ltd., 5.03%, 04/16/38, (3-mo. CME Term SOFR + 1.14%)(a)(b)	USD4,140	4,137,280
OHA Credit Funding 3 Ltd., 5.20%, 01/20/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	USD750	751,608
OHA Loan Funding Ltd., 5.58%, 07/20/37, (3-mo. CME Term SOFR + 1.70%)(a)(b)	USD250	250,524
OneMain Direct Auto Receivables Trust, 5.84%, 03/14/29, (30-day Avg SOFR + 1.60%)(a)(b)	USD1,669	1,673,003
OneMain Financial Issuance Trust, 5.74%, 09/15/36, (30-day Avg SOFR + 1.50%)(a)(b)	USD2,201	2,222,319
Palmer Square CLO Ltd., 5.58%, 10/20/37, (3-mo. CME Term SOFR +1.70%)(a)(b)	USD4,000	4,010,801
Panorama Auto Trust
4.48%, 03/15/33, (1-month BB Swap + 0.90%)(b)(c)	AUD2,105	1,378,068
4.86%, 03/15/33, (1-month BB Swap + 1.35%)(c)	AUD500	327,902
Park Blue CLO Ltd.
5.08%, 04/25/38, (3-mo. CME Term SOFR +1.22%)(a)(b)	USD2,000	2,002,705
5.36%, 04/20/37, (3-mo. CME Term SOFR +1.48%)(a)(b)	USD925	928,061
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
PCL Funding IX PLC
4.88%, 07/16/29, (1-day SONIA + 0.90%)(c)	GBP1,504	$1,980,906
5.28%, 07/16/29, (1-day SONIA + 1.30%)(c)	GBP106	139,594
PCL Funding VIII PLC
5.16%, 05/15/28, (1-day SONIA + 1.18%)(b)(c)	GBP3,193	4,205,629
6.48%, 05/15/28, (1-day SONIA + 2.50%)(c)	GBP592	783,821
PFS Financing Corp.
4.85%, 02/15/30(a)	USD7,281	7,381,058
4.95%, 02/15/29(a)	USD625	630,519
4.47%, 05/15/30(a)	USD4,954	4,990,562
Pikes Peak CLO 16 Ltd., 5.32%, 07/25/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	USD1,500	1,505,171
Point Broadband Funding LLC, 5.34%, 07/20/55(a)	USD1,033	1,034,423
Pony SA Compartment German Auto Loans, 3.12%, 01/14/33, (1-mo. EURIBOR + 1.20%)(b)(c)	EUR95	109,380
Porsche Financial Auto Securitization Trust, 5.79%, 01/22/29(a)	USD2,519	2,538,424
Post CLO Ltd., 5.48%, 04/20/37, (3-mo. CME Term SOFR +1.60%)(a)(b)	USD1,000	1,003,383
Prodigy Finance DAC Series 2021-1A, Class A, 5.36%, 07/25/51, (1-mo. CME Term SOFR +1.36%)(a)(b)	USD342	337,154
Provident Funding Mortgage Trust, 2.50%, 11/25/51(a)(b)	USD1,522	1,353,288
QTS Issuer ABS II LLC, 5.04%, 10/05/55(a)	USD3,966	3,963,433
Quarzo Srl, 2.82%, 03/15/42, (3-mo. EURIBOR + 0.81%)(b)(c)	EUR1,572	1,814,488
Quarzo SRL, 4.31%, 06/15/41, (3-mo. EURIBOR + 2.30%)(b)(c)	EUR74	86,253
Rad CLO 7 Ltd., 5.23%, 04/17/36, (3-mo. CME Term SOFR +1.35%)(a)(b)	USD1,570	1,570,790
RCKT Mortgage Trust, 6.03%, 02/25/44(a)(b)	USD2,964	2,985,016
Red & Black Auto Germany 8 UG, Class B, 2.64%, 09/15/30, (1-mo. EURIBOR + 0.75%)(b)(c)	EUR68	78,793
Red & Black Auto Italy SRL, 2.96%, 07/28/36, (1-mo. EURIBOR + 1.10%)(b)(c)	EUR100	115,642
Regatta 30 Funding Ltd., 5.18%, 01/25/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	USD1,820	1,823,855
Regatta VIII Funding Ltd., 5.43%, 04/17/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	USD4,350	4,363,050
Regatta XX Funding Ltd., 5.08%, 01/15/38, (3-mo. CME Term SOFR +1.18%)(a)(b)	USD1,140	1,140,160
Regatta XXVII Funding Ltd., 5.39%, 04/26/37, (3-mo. CME Term SOFR +1.53%)(a)(b)	USD1,500	1,504,487
Regional Management Issuance Trust
5.83%, 07/15/36(a)	USD593	604,276
5.11%, 12/15/33(a)	USD685	689,725
RR 21 Ltd., 5.30%, 07/15/39, (3-mo. CME Term SOFR +1.40%)(a)(b)	USD1,000	1,002,176
RR 36 Ltd., 5.19%, 01/15/40, (3-mo. CME Term SOFR +1.29%)(a)(b)	USD1,485	1,487,955
Satus PLC
4.87%, 01/17/31, (1-day SONIA + 0.90%)(b)(c)	GBP357	469,806
6.02%, 01/17/31, (1-day SONIA + 2.05%)(b)(c)	GBP102	133,416
Security	Par (000)	Value
5.22%, 01/17/31, (1-day SONIA + 1.25%)(b)(c)	GBP337	$444,086
SC Germany SA Compartment Consumer
2.92%, 01/14/38, (1-mo. EURIBOR + 1.00%)(b)(c)	EUR1,200	1,384,523
3.22%, 01/14/38, (1-mo. EURIBOR + 1.30%)(b)(c)	EUR300	346,144
3.62%, 05/14/38, (1-mo. EURIBOR + 1.70%)(b)(c)	EUR100	115,741
3.32%, 05/14/38, (1-mo. EURIBOR + 1.40%)(b)(c)	EUR100	115,877
3.12%, 12/14/38, (1-mo. EURIBOR + 1.20%)(b)(c)	EUR100	115,753
2.87%, 12/14/38, (1-mo. EURIBOR + 0.95%)(b)(c)	EUR600	692,092
SCF Rahoituspalvelut XIII DAC, 3.27%, 06/25/34, (1-mo. EURIBOR + 1.40%)(b)(c)	EUR100	116,012
Signal Peak CLO 12 Ltd., 5.28%, 07/18/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	USD460	460,986
Signal Peak CLO 3 Ltd., 5.45%, 01/23/37, (3-mo. CME Term SOFR +1.59%)(a)(b)	USD680	682,237
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 4.70%, 06/15/33, (3-mo. CME Term SOFR +0.66%)(b)	USD706	704,054
Series 2005-A, Class A4, 4.61%, 12/15/38, (3-mo. CME Term SOFR +0.57%)(b)	USD3,745	3,693,006
Series 2005-B, Class A4, 4.63%, 06/15/39, (3-mo. CME Term SOFR +0.59%)(b)	USD2,379	2,321,392
Series 2006-A, Class A5, 4.59%, 06/15/39, (3-mo. CME Term SOFR +0.55%)(b)	USD6,160	5,920,198
Series 2006-B, Class A5, 4.57%, 12/15/39, (3-mo. CME Term SOFR +0.53%)(b)	USD4,349	4,246,595
SMB Private Education Loan Trust
5.68%, 02/16/55, (30-day Avg SOFR + 1.45%)(a)(b)	USD9,080	9,160,056
6.08%, 05/16/50, (30-day Avg SOFR + 1.85%)(a)(b)	USD2,915	2,957,975
6.03%, 10/15/58, (30-day Avg SOFR + 1.80%)(a)(b)	USD12,182	12,393,641
5.15%, 06/15/37, (1-mo. CME Term SOFR +1.11%)(a)(b)	USD873	873,224
6.03%, 10/16/56, (30-day Avg SOFR + 1.80%)(a)(b)	USD5,022	5,122,377
5.75%, 11/15/52, (30-day Avg SOFR + 1.55%)(a)(b)	USD4,208	4,249,918
SoFi Consumer Loan Program Trust
4.80%, 02/27/34(a)	USD1,632	1,634,837
4.82%, 06/25/34(a)	USD6,997	7,027,950
SoFi Personal Loan Trust, 6.06%, 02/12/31(a)	USD888	892,384
SoFi Professional Loan Program LLC
3.34%, 08/25/47(a)	USD48	47,593
3.59%, 01/25/48(a)	USD395	392,265
Sounds Point CLO IV-R Ltd., 5.30%, 04/18/31, (3-mo. CME Term SOFR +1.41%)(a)(b)	USD2,598	2,598,504
Schedule of Investments
6

Schedule of Investments (continued)
October 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, 2.60%, 09/23/38, (1-mo. EURIBOR + 0.70%)(b)(c)	EUR4,278	$4,926,157
TAGUS - Sociedade de Titularizacao de Creditos SA/Viriato Finance No. 1, 2.82%, 10/28/40, (1-mo. EURIBOR + 0.95%)(b)(c)	EUR563	645,820
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
4.47%, 10/27/42, (1-mo. EURIBOR + 2.60%)(b)(c)	EUR87	101,281
3.67%, 10/27/42, (1-mo. EURIBOR + 1.80%)(b)(c)	EUR87	100,899
TCI-Symphony CLO Ltd., 5.10%, 07/15/30, (3-mo. CME Term SOFR +1.19%)(a)(b)	USD747	747,690
TICP CLO VII Ltd., 5.80%, 04/15/33, (3-mo. CME Term SOFR +1.90%)(a)(b)	USD885	886,725
TICP CLO XI Ltd., 5.39%, 04/25/37, (3-mo. CME Term SOFR +1.53%)(a)(b)	USD1,130	1,133,375
Tower Bridge Funding PLC
6.99%, 01/20/66(c)	GBP113	148,957
7.99%, 01/20/66(c)	GBP113	149,132
5.19%, 05/20/66, (1-day SONIA + 1.20%)(b)(c)	GBP168	221,141
5.59%, 05/20/66, (1-day SONIA + 1.60%)(b)(c)	GBP100	131,659
4.87%, 05/20/66, (1-day SONIA + 0.88%)(b)(c)	GBP559	735,833
Toyota Auto Receivables Owner Trust, 5.54%, 08/15/28	USD6,568	6,638,538
Trinitas CLO XII Ltd., 4.91%, 04/25/33, (3-mo. CME Term SOFR +1.05%)(a)(b)	USD5,941	5,935,007
Upgrade Master Pass-Thru Trust Series
4.61%, 10/15/32(a)	USD2,563	2,563,687
4.55%, 11/15/32(a)	USD2,170	2,169,036
4.98%, 11/15/32(a)	USD859	857,500
Vantage Data Centers Jersey Borrower Spv Ltd., 6.17%, 05/28/39(c)	GBP480	647,673
Verizon Master Trust, 5.00%, 12/20/28	USD11,907	11,921,117
Volkswagen Auto Loan Enhanced Trust, 5.48%, 12/20/28	USD11,746	11,878,285
Voya Ltd. Series 2012-4, 5.17%, 10/15/30, (3-mo. CME Term SOFR +1.26%)(a)(b)	USD839	839,524
Westlake Automobile Receivables Trust
6.24%, 07/15/27(a)	USD6,985	7,001,799
4.58%, 06/15/29(a)	USD1,900	1,910,320
Youni Italy SRL
2.75%, 04/25/34, (1-mo. EURIBOR + 0.88%)(b)(c)	EUR892	1,029,798
3.57%, 04/25/34, (1-mo. EURIBOR + 1.70%)(b)(c)	EUR68	78,470
Total Asset-Backed Securities — 13.3% (Cost: $495,507,807)		500,235,088
Collateralized Mortgage Obligations
Asset-Backed Securities — 0.1%
Domi BV, 2.74%, 04/16/57, (3-mo. EURIBOR + 0.71%)(b)(c)	EUR1,126	1,299,176
Lanebrook Mortgage Transaction PLC, 4.79%, 03/15/61, (1-day SONIA + 0.80%)(b)(c)	GBP686	902,365
Security	Par (000)	Value
Asset-Backed Securities (continued)
Tower Bridge Funding PLC
5.39%, 12/20/66, (1-day SONIA + 1.40%)(c)	GBP100	$131,274
5.89%, 12/20/66, (1-day SONIA + 1.90%)(c)	GBP100	130,993
		2,463,808
Financial — 0.0%
Liberty Funding Pty. Ltd., 4.54%, 09/25/56(c)	AUD500	327,870
Mortgage Securities — 0.1%
Cross 2025-CES1 Mortgage Trust, 5.00%, 11/25/70(a)	USD4,107	4,109,234
PENN Commercial Mortgage Trust 2025-P11, 5.34%, 08/10/42(a)	USD989	1,005,413
		5,114,647
Mortgage-Backed Securities — 17.4%
1345T
5.63%, 06/15/42, (1-mo. CME Term SOFR +1.60%)(a)(b)	USD2,550	2,554,781
6.03%, 06/15/42, (1-mo. CME Term SOFR +2.00%)(a)(b)	USD1,283	1,285,086
2023-MIC Trust (The), 8.44%, 12/05/38(a)(b)	USD2,102	2,273,041
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 5.26%, 09/15/34, (1-mo. CME Term SOFR +1.18%)(a)(b)	USD7,100	7,042,312
A&D Mortgage Trust, 6.20%, 02/25/69(a)(d)	USD2,111	2,126,569
ACRA Trust, 5.61%, 10/25/64(a)(d)	USD2,638	2,649,024
ALA Trust
5.78%, 06/15/40, (1-mo. CME Term SOFR +1.74%)(a)(b)	USD2,991	3,002,216
5.88%, 06/15/40, (1-mo. CME Term SOFR +1.84%)(a)(b)	USD1,862	1,874,416
Angel Oak Mortgage Trust
4.98%, 10/25/70(a)(b)	USD2,984	2,974,770
5.21%, 08/25/68(a)(d)	USD5,494	5,487,983
5.64%, 02/25/70(a)(d)	USD1,719	1,731,854
5.99%, 01/25/69(a)(d)	USD4,187	4,222,074
ARES Trust, 5.53%, 04/15/42, (1-mo. CME Term SOFR +1.50%)(a)(b)	USD2,674	2,674,000
Atlas Funding PLC
4.83%, 09/20/61(c)	GBP996	1,312,288
5.28%, 09/20/61, (1-day SONIA + 1.30%)(b)(c)	GBP198	261,893
5.53%, 09/20/61, (1-day SONIA + 1.55%)(b)(c)	GBP100	132,278
6.18%, 09/20/61, (1-day SONIA + 2.20%)(b)(c)	GBP100	133,951
Auburn 15 PLC, 5.08%, 07/20/45, (1-day SONIA + 1.10%)(b)(c)	GBP1,591	2,097,059
Bank5
5.30%, 10/15/57	USD7,730	7,968,915
5.88%, 08/15/57	USD1,680	1,761,678
5.89%, 11/15/57	USD1,535	1,614,432
6.72%, 09/15/56(b)	USD5,000	5,289,315
BAY Mortgage Trust, 5.83%, 05/15/35, (1-mo. CME Term SOFR +1.80%)(a)(b)	USD3,350	3,355,836
BBCMS Mortgage Trust
5.21%, 09/15/57	USD9,960	10,231,834
5.61%, 12/15/57	USD3,120	3,254,470
5.75%, 04/15/56	USD2,860	2,905,410
5.84%, 03/15/58	USD2,130	2,244,172
Series 2018-TALL, Class A, 4.95%, 03/15/37, (1-mo. CME Term SOFR +0.92%)(a)(b)	USD8,630	8,133,775
Benchmark Mortgage Trust
5.74%, 12/15/57	USD5,700	5,965,591
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.81%, 01/10/57	USD2,155	$2,241,844
5.94%, 10/15/58	USD2,570	2,646,296
BFLD Commercial Mortgage Trust
5.52%, 11/15/41, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD770	770,481
5.76%, 11/15/42, (1-mo. CME Term SOFR +1.8%)(a)(b)	USD2,297	2,299,871
5.87%, 11/15/41, (1-mo. CME Term SOFR +1.84%)(a)(b)	USD570	570,713
6.37%, 10/10/42(a)(b)	USD1,986	1,986,084
BFLD Mortgage Trust, 5.52%, 08/15/26, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD2,132	2,132,093
BFLD Trust
5.01%, 10/10/40(a)(b)	USD1,576	1,592,914
5.59%, 10/10/40(a)(b)	USD2,246	2,260,674
BMO Mortgage Trust
5.18%, 10/15/58	USD2,198	2,262,365
5.32%, 09/15/57	USD2,500	2,570,673
5.63%, 12/15/57(b)	USD3,070	3,197,715
5.68%, 02/15/58	USD1,571	1,669,399
5.69%, 02/15/58	USD1,836	1,948,467
5.74%, 02/15/57	USD4,160	4,309,275
6.16%, 04/15/58(b)	USD1,379	1,448,761
7.05%, 11/15/56(b)	USD1,000	1,070,388
BPR Commercial Mortgage Trust, 5.11%, 11/05/42(a)(b)	USD3,290	3,296,758
Bravo Residential Funding Trust, 4.87%, 09/25/65(a)(b)	USD5,095	5,094,921
BRAVO Residential Funding Trust
5.57%, 03/25/65(a)(d)	USD1,020	1,027,384
5.61%, 02/25/65(a)(d)	USD3,352	3,381,995
5.68%, 11/25/64(a)(d)	USD2,497	2,516,854
6.29%, 02/25/64(a)(d)	USD5,523	5,566,665
6.39%, 10/25/63(a)(d)	USD985	994,178
BSTN Commercial Mortgage Trust
5.06%, 04/13/41(a)(b)	USD1,500	1,509,305
5.37%, 06/15/44(a)(b)	USD1,830	1,886,942
BX Commercial Mortgage Trust
5.32%, 12/15/39, (1-mo. CME Term SOFR +1.29%)(a)(b)	USD642	642,926
5.47%, 02/15/39, (1-mo. CME Term SOFR +1.44%)(a)(b)	USD469	469,235
5.72%, 08/15/39, (1-mo. CME Term SOFR +1.69%)(a)(b)	USD3,071	3,074,559
6.17%, 08/15/39, (1-mo. CME Term SOFR +2.14%)(a)(b)	USD2,369	2,373,015
6.91%, 10/15/41, (1-mo. CME Term SOFR +2.88%)(a)(b)	USD1,538	1,542,331
BX Trust
5.18%, 03/15/30, (1-mo. CME Term SOFR +1.14%)(a)(b)	USD2,988	2,981,808
5.43%, 06/15/35, (1-mo. CME Term SOFR +1.40%)(a)(b)	USD1,640	1,641,025
5.52%, 06/15/41, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD2,635	2,634,997
5.88%, 06/13/47(a)(b)	USD3,830	3,942,645
6.12%, 03/15/41, (1-mo. CME Term SOFR +2.09%)(a)(b)	USD1,970	1,970,616
7.07%, 03/15/41, (1-mo. CME Term SOFR +3.04%)(a)(b)	USD800	799,750
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
CEDR Commercial Mortgage Trust, 5.02%, 02/15/39, (1-mo. CME Term SOFR +0.99%)(a)(b)	USD5,410	$5,331,627
CFCRE Commercial Mortgage Trust
3.84%, 12/10/54	USD2,500	2,475,833
Series 2016-C3, Class A3, 3.87%, 01/10/48	USD1,117	1,115,453
Chase Home Lending Mortgage Trust
5.48%, 02/25/56, (30-day Avg SOFR + 1.30%)(a)(b)	USD4,563	4,565,012
5.48%, 06/25/56, (30-day Avg SOFR + 1.30%)(a)(b)	USD3,423	3,431,889
5.55%, 02/25/56, (30-day Avg SOFR + 1.30%)(a)(b)	USD5,420	5,419,148
5.68%, 04/25/56, (30-day Avg SOFR + 1.30%)(a)(b)	USD5,306	5,340,277
Series 2019-ATR2, Class A11, 5.01%, 07/25/49, (1-mo. CME Term SOFR +1.01%)(a)(b)	USD832	791,135
Citadel PLC
5.00%, 04/28/60, (1-day SONIA + 1.02%)(c)	GBP1,484	1,954,940
5.43%, 04/28/60, (1-day SONIA + 1.45%)(b)(c)	GBP100	132,584
5.73%, 04/28/60, (1-day SONIA + 1.75%)(b)(c)	GBP100	132,326
6.43%, 04/28/60, (1-day SONIA + 2.45%)(b)(c)	GBP100	133,641
COAST Commercial Mortgage Trust, 6.62%, 08/15/36, (1-mo. CME Term SOFR + 2.59%)(a)(b)	USD4,000	3,997,510
COLT Mortgage Loan Trust
5.79%, 04/25/70(a)(d)	USD4,014	4,057,483
5.84%, 02/25/69(a)(d)	USD4,161	4,185,320
6.60%, 07/25/68(a)(d)	USD2,511	2,525,709
CONE Trust, 5.67%, 08/15/41, (1-mo. CME Term SOFR + 1.64%)(a)(b)	USD2,447	2,443,941
Cross Mortgage Trust
5.36%, 03/25/70(a)(b)	USD2,760	2,768,453
5.59%, 11/25/69(a)(b)	USD2,462	2,477,035
5.88%, 04/25/70(a)(b)	USD5,765	5,833,247
6.09%, 12/25/68(a)(d)	USD2,689	2,711,065
CSMC, 1.10%, 05/25/66(a)(b)	USD485	423,705
CSMC Trust
3.50%, 03/25/45(a)(b)	USD630	589,053
3.85%, 09/25/57(a)(b)	USD1,598	1,545,321
DBC Mortgage Trust
6.10%, 06/15/38, (1-mo. CME Term SOFR + 2.05%)(a)(b)	USD5,272	5,281,885
6.65%, 06/15/38, (1-mo. CME Term SOFR + 2.60%)(a)(b)	USD2,120	2,123,975
DK Trust, 5.62%, 08/15/37, (1-mo. CME Term SOFR + 1.59%)(a)(b)	USD882	882,827
Domi BV, 3.16%, 02/15/55, (3-mo. EURIBOR + 1.12%)(b)(c)	EUR2,188	2,539,517
Dutch Property Finance BV, 2.97%, 04/28/64, (3-mo. EURIBOR + 0.90%)(b)(c)	EUR255	295,437
East One PLC
5.39%, 12/27/55, (1-day SONIA + 1.40%)(b)(c)	GBP756	999,549
5.69%, 12/27/55, (1-day SONIA + 1.70%)(b)(c)	GBP172	227,044
5.99%, 12/27/55, (1-day SONIA + 2.00%)(b)(c)	GBP280	370,348
EFMT
5.03%, 11/25/70(a)(b)	USD6,290	6,289,671
5.39%, 05/26/70(a)(d)	USD3,443	3,456,630
5.49%, 08/25/70(a)(d)	USD5,266	5,308,661
Schedule of Investments
8

Schedule of Investments (continued)
October 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
ELM Trust
5.80%, 06/10/39(a)(b)	USD250	$251,770
5.80%, 06/10/39(a)(b)	USD5,440	5,491,040
Elstree Funding No. 4 PLC, 5.10%, 10/21/55, (1-day SONIA + 1.12%)(b)(c)	GBP753	993,493
EQT Trust, 5.33%, 07/05/41(a)(b)	USD4,341	4,440,525
Exmoor Funding PLC
4.87%, 03/25/94, (1-day SONIA + 0.88%)(b)(c)	GBP983	1,295,181
5.89%, 03/25/94, (1-day SONIA + 1.90%)(b)(c)	GBP100	132,442
6.79%, 03/25/94, (1-day SONIA + 2.80%)(b)(c)	GBP100	133,131
Extended Stay America Trust, 5.45%, 10/15/42, (1-mo. CME Term SOFR + 1.30%)(a)(b)	USD1,710	1,713,206
Fannie Mae REMICS
5.58%, 08/25/54, (30-day Avg SOFR + 1.40%)(b)	USD752	757,723
5.58%, 12/25/54, (30-day Avg SOFR + 1.40%)(b)	USD418	420,503
5.58%, 08/25/55, (30-day Avg SOFR + 1.40%)(b)	USD2,804	2,826,909
5.68%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD2,117	2,136,046
5.68%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD1,028	1,037,648
5.73%, 06/25/55, (30-day Avg SOFR + 1.55%)(b)	USD1,869	1,889,397
5.78%, 05/25/55, (30-day Avg SOFR + 1.60%)(b)	USD1,741	1,760,377
Federal Home Loan Mortgage Corp.
3.50%, 02/01/35	USD6,678	6,519,916
5.58%, 12/25/54, (30-day Avg SOFR + 1.40%)(b)	USD886	891,307
5.58%, 03/25/55, (30-day Avg SOFR + 1.40%)(b)	USD1,027	1,034,108
5.58%, 05/25/55, (30-day Avg SOFR + 1.40%)(b)	USD4,268	4,299,666
5.58%, 06/25/55, (30-day Avg SOFR + 1.40%)(b)	USD7,667	7,728,368
5.68%, 05/25/55, (30-day Avg SOFR + 1.50%)(b)	USD1,439	1,452,007
5.68%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD8,573	8,655,124
5.68%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD1,099	1,109,256
5.68%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD1,105	1,115,465
5.68%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD1,474	1,487,491
Federal Home Loan Mortgage Corp. REMICS
1.50%, 04/15/44	USD167	162,569
2.00%, 12/25/33	USD12,670	11,991,446
5.63%, 03/25/54, (30-day Avg SOFR + 1.45%)(b)	USD6,267	6,311,298
5.63%, 04/25/54, (30-day Avg SOFR + 1.45%)(b)	USD6,420	6,474,530
Federal National Mortgage Association REMICS
2.50%, 04/25/34	USD5,825	5,552,449
4.60%, 12/25/48, (30-day Avg SOFR + 0.41%)(b)	USD5,856	5,787,628
5.38%, 12/25/54, (30-day Avg SOFR + 1.20%)(b)	USD8,654	8,687,504
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.60%, 12/25/54, (30-day Avg SOFR + 1.42%)(b)	USD1,990	$2,003,788
5.63%, 02/25/55, (30-day Avg SOFR + 1.45%)(b)	USD2,505	2,524,375
FirstMac Mortgage Funding Trust No. 4, 4.54%, 02/18/56, (1-month BB Swap + 1.80%)(b)	AUD332	218,137
GCAT Trust
3.36%, 02/25/67(a)(b)	USD8,136	7,784,900
4.94%, 10/25/70(a)(b)	USD2,213	2,206,129
GS Mortgage Securities Corp. Trust
5.20%, 08/10/41(a)(b)	USD930	944,008
6.68%, 11/25/41, (1-mo. CME Term SOFR + 2.65%)(a)(b)	USD2,074	2,079,207
6.82%, 03/15/28, (1-mo. CME Term SOFR + 2.79%)(a)(b)	USD2,580	2,591,287
GS Mortgage-Backed Securities Trust
5.01%, 07/25/65(a)(d)	USD1,774	1,773,731
5.01%, 10/25/65(a)(d)	USD1,796	1,793,684
5.04%, 01/25/66(a)(d)	USD2,393	2,393,025
Homes Trust, 5.72%, 10/25/69(a)(d)	USD3,414	3,440,850
HOMES Trust
5.43%, 02/25/70(a)(d)	USD3,024	3,037,219
6.18%, 01/25/68(a)(d)	USD2,781	2,779,332
Homeward Opportunities Fund I Trust, 3.20%, 05/25/65(a)(b)	USD959	951,544
HONO Mortgage Trust, 5.30%, 10/15/36, (1-mo. CME Term SOFR + 1.26%)(a)(b)	USD2,716	2,688,840
Houston Galleria Mall Trust, 5.46%, 02/05/45(a)(b)	USD1,580	1,640,864
Hudson Yards Mortgage Trust, 5.47%, 01/13/40(a)(b)	USD2,400	2,484,694
INT Commercial Mortgage Trust, 4.88%, 11/05/37(a)(b)	USD632	631,602
INTOWN Mortgage Trust, 5.38%, 03/15/42, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD4,059	4,065,379
INV Mortgage Trust, 5.77%, 11/15/41, (1-mo. CME Term SOFR + 1.74%)(a)(b)	USD1,180	1,171,150
JP Morgan Chase Commercial Mortgage Securities Trust
2.85%, 09/06/38(a)(b)	USD2,113	2,078,986
5.17%, 11/09/39(a)(b)	USD2,030	2,049,377
Series 2019-BKWD, Class A, 5.65%, 09/15/29, (1-mo. CME Term SOFR + 1.61%)(a)(b)	USD738	715,950
JP Morgan Mortgage Trust
2.50%, 05/25/52(a)(b)	USD3,241	2,900,690
2.50%, 06/25/52(a)(b)	USD1,060	947,558
2.50%, 08/25/52(a)(b)	USD1,739	1,551,934
4.95%, 03/25/66(a)(b)	USD6,995	6,994,999
5.39%, 12/25/55(a)(b)	USD3,613	3,632,770
Jupiter Mortgage No. 1 PLC
5.69%, 07/20/55, (1-day SONIA + 1.70%)(b)(c)	GBP989	1,306,883
6.24%, 07/20/55, (1-day SONIA + 2.25%)(b)(c)	GBP313	415,033
6.99%, 07/20/55, (1-day SONIA + 3.00%)(b)(c)	GBP213	282,211
Lanark Master Issuer PLC
4.46%, 12/22/69, (1-day SONIA + 0.47%)(b)(c)	GBP758	995,102
4.49%, 12/22/69, (1-day SONIA + 0.50%)(b)(c)	GBP938	1,231,228
Lanebrook Mortgage Transaction PLC, 5.17%, 08/20/60, (1-day SONIA + 1.18%)(b)(c)	GBP692	914,551
Last Mile Securities PE DAC, 2.93%, 08/17/31, (3-mo. EURIBOR + 0.90%)(b)(c)	EUR3,965	4,568,074
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
LBA Trust, 5.48%, 10/15/41, (1-mo. CME Term SOFR + 1.44%)(a)(b)	USD3,974	$3,976,944
Manhattan West Mortgage Trust, 2.13%, 09/10/39(a)	USD1,675	1,599,822
MCR Mortgage Trust, 5.83%, 12/15/41, (1-mo. CME Term SOFR + 1.79%)(a)(b)	USD496	497,085
MFA Trust, 5.68%, 05/27/70(a)(d)	USD3,016	3,037,310
Mill City Mortgage Loan Trust, 3.25%, 11/25/58(a)(b)	USD659	653,129
Miltonia Mortgage Finance SRL, 3.37%, 04/28/62, (3-mo. EURIBOR + 1.30%)(b)(c)	EUR273	314,936
Morgan Stanley Capital I Trust
3.90%, 09/24/57(a)(b)	USD1,038	1,020,922
Series 2018-BOP, Class A, 4.93%, 08/15/33, (1-mo. CME Term SOFR + 0.90%)(a)(b)	USD1,426	1,162,564
Morgan Stanley Residential Mortgage Loan Trust
4.98%, 09/25/70(a)(d)	USD3,864	3,860,648
5.44%, 07/25/70(a)(d)	USD5,618	5,652,141
5.56%, 03/25/70(a)(d)	USD3,343	3,367,996
5.96%, 03/25/70(a)(b)	USD2,642	2,673,223
Mortimer PLC
4.82%, 09/22/67, (1-day SONIA + 0.83%)(c)	GBP1,088	1,432,031
5.14%, 09/22/67, (1-day SONIA + 1.15%)(c)	GBP541	708,957
5.54%, 09/22/67, (1-day SONIA + 1.55%)(c)	GBP100	132,010
6.09%, 09/22/67, (1-day SONIA + 2.10%)(c)	GBP100	130,720
MSWF Commercial Mortgage Trust, 6.01%, 12/15/56(b)	USD305	330,173
NCMF Trust
4.88%, 06/10/33(a)(b)	USD3,688	3,696,562
5.51%, 06/10/33(a)(b)	USD2,248	2,268,892
New Residential Mortgage Loan Trust, 5.11%, 08/25/65(a)(b)	USD3,647	3,647,538
NEW Residential Mortgage Loan Trust, 5.57%, 04/25/65(a)(d)	USD2,239	2,259,181
NRTH Commercial Mortgage Trust, 5.54%, 10/15/40, (1-mo. CME Term SOFR + 1.39%)(a)(b)	USD3,364	3,365,051
NY Commercial Mortgage Trust, 5.66%, 02/10/47(a)(b)	USD1,770	1,859,559
NYC Commercial Mortgage Trust
5.25%, 02/15/42, (1-mo. CME Term SOFR + 1.21%)(a)(b)	USD995	988,781
5.74%, 10/15/40, (1-mo. CME Term SOFR + 1.74%)(a)(b)	USD2,280	2,280,000
OBX Trust
5.40%, 02/25/55(a)(d)	USD2,786	2,800,862
5.60%, 03/25/65(a)(d)	USD2,255	2,274,574
5.65%, 12/01/64(a)(d)	USD1,282	1,292,948
6.52%, 07/25/63(a)(d)	USD2,665	2,683,719
Polaris PLC
5.01%, 02/26/61, (1-day SONIA + 1.03%)(b)(c)	GBP1,204	1,589,032
5.03%, 02/26/68, (1-day SONIA + 1.05%)(b)(c)	GBP336	437,439
5.33%, 02/26/61, (1-day SONIA + 1.35%)(b)(c)	GBP1,006	1,325,905
5.38%, 02/26/68, (1-day SONIA + 1.40%)(b)(c)	GBP100	130,438
5.68%, 02/26/61, (1-day SONIA + 1.70%)(b)(c)	GBP106	139,255
5.78%, 02/26/68, (1-day SONIA + 1.80%)(b)(c)	GBP100	129,840
6.68%, 02/26/61, (1-day SONIA + 2.70%)(b)(c)	GBP100	131,944
7.98%, 02/26/61, (1-day SONIA + 4.00%)(b)(c)	GBP100	134,394
PRET Trust, 4.00%, 08/25/64(a)(d)	USD724	705,873
PRKCM, 5.55%, 02/25/60(a)(d)	USD5,699	5,747,293
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
PRKCM Trust, 6.58%, 09/25/58(a)(d)	USD2,412	$2,431,064
PRM5 Trust, 4.47%, 03/10/33(a)(b)	USD3,201	3,186,928
PRPM LLC, 4.00%, 01/25/54(a)(d)	USD626	617,600
PRPM Trust
5.80%, 11/25/69(a)(d)	USD2,022	2,041,927
6.25%, 08/25/68(a)(d)	USD912	919,545
6.33%, 06/25/69(a)(d)	USD674	688,287
PSMC Trust, 2.50%, 03/25/51(a)(b)	USD6,939	5,823,458
RCKT Mortgage Trust, 2.50%, 06/25/51(a)(b)	USD8,038	7,182,169
Residential Mortgage Loan Trust, 3.26%, 09/25/59(a)(b)	USD2,466	2,441,183
Santander Mortgage Asset Receivable Trust, 5.07%, 08/25/65(a)(b)	USD4,766	4,760,311
Sapphire XXXII Trust, 4.60%, 06/14/66, (1-month BB Swap + 1.11%)(b)	AUD5,000	3,278,174
SCG Commercial Mortgage Trust, 5.53%, 03/15/35, (1-mo. CME Term SOFR +1.50%)(a)(b)	USD811	808,466
Sequoia Mortgage Trust
2.50%, 03/25/51(a)(b)	USD7,391	6,202,677
4.43%, 11/25/63(a)(b)	USD2,619	2,636,044
5.50%, 11/25/55, (30-day Avg SOFR + 1.25%)(a)(b)	USD5,080	5,073,802
SHRN Trust, 5.30%, 10/15/40, (1-mo. CME Term SOFR +1.20%)(a)(b)	USD3,500	3,500,000
Stratton Mortgage Funding PLC
4.89%, 06/28/50, (1-day SONIA + 0.90%)(c)	GBP914	1,200,524
5.34%, 06/25/49, (1-day SONIA + 1.35%)(b)(c)	GBP353	463,793
5.49%, 06/25/49, (1-day SONIA + 1.50%)(b)(c)	GBP100	131,412
5.49%, 06/28/50, (1-day SONIA + 1.50%)(b)(c)	GBP181	237,632
Taurus U.K. DAC
5.49%, 02/18/35, (1-day SONIA + 1.50%)(b)(c)	GBP759	997,761
5.99%, 02/18/35, (1-day SONIA + 2.00%)(b)(c)	GBP243	318,779
TEXAS Commercial Mortgage Trust, 5.33%, 04/15/42, (1-mo. CME Term SOFR +1.29%)(a)(b)	USD2,799	2,793,752
Thunder Logistics DAC
3.54%, 11/17/36, (3-mo. EURIBOR + 1.50%)(b)(c)	EUR795	915,640
4.09%, 11/17/36, (3-mo. EURIBOR + 2.05%)(b)(c)	EUR72	82,425
Together Asset Backed Securitisation PLC, 5.18%, 01/15/57, (1-day SONIA + 1.20%)(b)(c)	GBP2,233	2,951,428
Together Asset-Backed Securitisation PLC
4.90%, 09/12/56, (1-day SONIA + 0.93%)(b)(c)	GBP648	853,649
4.93%, 08/15/64, (1-day SONIA + 0.95%)(b)(c)	GBP937	1,234,839
5.17%, 09/12/56, (1-day SONIA + 1.20%)(b)(c)	GBP344	452,393
5.47%, 09/12/56, (1-day SONIA + 1.50%)(b)(c)	GBP100	131,486
5.48%, 01/15/57, (1-day SONIA + 1.50%)(b)(c)	GBP104	136,555
5.68%, 08/20/55, (1-day SONIA + 1.70%)(b)(c)	GBP114	151,076
5.92%, 09/12/56, (1-day SONIA + 1.95%)(b)(c)	GBP100	131,580
6.48%, 08/20/55, (1-day SONIA + 2.50%)(b)(c)	GBP100	132,327
Towd Point Mortgage Trust
1.75%, 10/25/60(a)	USD621	566,979
2.75%, 06/25/57(a)(b)	USD398	390,041
3.00%, 08/25/55(a)(b)	USD1,277	1,261,471
3.75%, 07/25/62(a)(b)	USD1,266	1,216,405
Trinity Square PLC, 4.89%, 07/15/59(c)	GBP1,318	1,733,823
TYSN Mortgage Trust, 6.58%, 12/10/33(a)(b)	USD1,610	1,696,108
U.K. Logistics DAC
5.64%, 05/17/34, (1-day SONIA + 1.65%)(c)	GBP360	472,935
Schedule of Investments
10

Schedule of Investments (continued)
October 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.99%, 05/17/35, (1-day SONIA + 4.00%)(b)(c)	GBP735	$967,028
UK Logistics DAC, 5.69%, 02/17/35, (1-day SONIA + 1.70%)(b)(c)	GBP155	204,401
Verus Securitization Trust
4.94%, 10/27/70(a)(b)	USD2,815	2,815,747
5.62%, 05/25/70(a)(d)	USD5,319	5,370,537
6.19%, 03/25/68(a)(d)	USD1,122	1,123,449
Vita Scientia DAC, 3.32%, 02/27/33, (3-mo. EURIBOR + 1.30%)(b)(c)	EUR9,031	10,426,917
VRTX Trust, 5.49%, 08/05/42(a)(b)	USD2,786	2,822,530
Wells Fargo Commercial Mortgage Trust
5.10%, 03/15/38(a)(b)	USD2,579	2,587,552
5.92%, 11/15/57(b)	USD670	704,478
Series 2016-C33, Class A4, 3.43%, 03/15/59	USD2,950	2,937,534
Series 2017-SMP, Class A, 4.95%, 12/15/34, (1-mo. CME Term SOFR +0.92%)(a)(b)	USD17,280	16,144,396
Series 2018-C48, Class A5, 4.30%, 01/15/52	USD5,372	5,363,608
WEST Trust, 5.28%, 04/10/35(a)(b)	USD2,699	2,740,551
WHARF Commercial Mortgage Trust, 5.54%, 07/15/40(a)(b)	USD405	413,086
Winchester 1 PLC
4.88%, 10/21/56(c)	GBP717	945,242
5.19%, 10/21/56, (1-day SONIA + 1.20%)(c)	GBP331	435,232
5.54%, 10/21/56, (1-day SONIA + 1.55%)(c)	GBP100	132,192
5.99%, 10/21/56, (1-day SONIA + 2.00%)(c)	GBP100	132,807
		654,326,236
Total Collateralized Mortgage Obligations — 17.6% (Cost: $655,223,093)		662,232,561
Corporate Bonds & Notes
Advertising — 0.1%
Clear Channel Outdoor Holdings Inc.
7.13%, 02/15/31(a)	USD939	968,351
7.88%, 04/01/30(a)(e)	USD1,462	1,532,713
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	USD172	169,850
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(e)	USD732	706,896
4.63%, 03/15/30(a)(e)	USD27	26,082
5.00%, 08/15/27(a)	USD157	156,368
		3,560,260
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	USD77	79,503
ATI Inc.
5.13%, 10/01/31	USD98	97,164
5.88%, 12/01/27(e)	USD268	268,300
7.25%, 08/15/30(e)	USD458	480,933
Boeing Co. (The), 6.30%, 05/01/29	USD4,150	4,402,652
Bombardier Inc.
6.00%, 02/15/28(a)	USD172	172,410
7.25%, 07/01/31(a)(e)	USD23	24,413
8.75%, 11/15/30(a)(e)	USD1,021	1,101,150
Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 02/15/32(a)	USD804	802,742
Goat Holdco LLC, 6.75%, 02/01/32(a)	USD222	226,698
L3Harris Technologies Inc., 4.40%, 06/15/28	USD152	152,893
RTX Corp.
3.13%, 05/04/27	USD7,780	7,674,152
Security	Par (000)	Value
Aerospace & Defense (continued)
3.50%, 03/15/27	USD523	$519,186
4.13%, 11/16/28	USD947	948,140
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)	USD85	89,265
9.75%, 11/15/30(a)	USD322	353,771
TransDigm Inc.
6.38%, 03/01/29(a)(e)	USD1,445	1,484,282
6.63%, 03/01/32(a)	USD833	861,388
6.75%, 08/15/28(a)	USD721	735,223
		20,474,265
Agriculture — 1.3%
Altria Group Inc.
2.63%, 09/16/26	USD538	531,418
4.50%, 08/06/30	USD4,790	4,809,052
4.80%, 02/14/29(e)	USD4,471	4,538,476
6.20%, 11/01/28	USD2,475	2,609,502
BAT Capital Corp.
3.56%, 08/15/27	USD11,463	11,350,934
4.70%, 04/02/27	USD934	939,093
6.34%, 08/02/30	USD3,370	3,631,682
BAT International Finance PLC
1.67%, 03/25/26	USD1,878	1,858,566
4.45%, 03/16/28	USD592	595,278
5.93%, 02/02/29	USD4,314	4,526,939
Philip Morris International Inc.
4.00%, 10/29/30	USD4,150	4,088,798
4.38%, 04/30/30	USD4,285	4,301,365
4.88%, 02/15/28	USD4,036	4,105,690
		47,886,793
Airlines — 0.1%
Air Canada, 3.88%, 08/15/26(a)	USD141	139,913
American Airlines Inc., 8.50%, 05/15/29(a)(e)	USD64	66,770
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	USD10	10,089
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(a)	USD4,511	4,497,935
United Airlines Inc.
4.38%, 04/15/26(a)	USD43	42,911
4.63%, 04/15/29(a)	USD277	274,347
		5,031,965
Apparel — 0.0%
Beach Acquisition Bidco LLC, 5.25%, 07/15/32(a)	EUR125	148,087
Crocs Inc., 4.25%, 03/15/29(a)	USD48	46,212
Levi Strauss & Co., 4.00%, 08/15/30(a)	EUR100	117,097
William Carter Co. (The), 5.63%, 03/15/27(a)	USD36	36,005
		347,401
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC
4.95%, 05/28/27	USD908	908,733
5.80%, 03/05/27	USD4,489	4,539,496
5.88%, 11/07/29	USD6,020	6,144,415
6.95%, 06/10/26	USD4,247	4,301,333
General Motors Financial Co. Inc.
4.00%, 10/06/26	USD2,273	2,269,103
5.80%, 01/07/29	USD554	577,143
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(a)	USD203	201,247
Nissan Motor Co. Ltd., 7.75%, 07/17/32(a)	USD400	422,370
Stellantis NV, 3.38%, 11/19/28(c)	EUR2,000	2,332,689
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Wabash National Corp., 4.50%, 10/15/28(a)(e)	USD76	$66,980
		21,763,509
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing Inc., 6.38%, 10/15/32(a)	USD68	68,202
Aptiv Swiss Holdings Ltd., 4.65%, 09/13/29(e)	USD3,720	3,778,506
Clarios Global LP/Clarios U.S. Finance Co.
4.75%, 06/15/31(a)	EUR100	117,570
6.75%, 05/15/28(a)(e)	USD145	148,520
6.75%, 02/15/30(a)	USD318	329,664
Goodyear Tire & Rubber Co. (The), 6.63%, 07/15/30(e)	USD81	80,475
Qnity Electronics Inc., 5.75%, 08/15/32(a)	USD124	126,187
Tenneco Inc., 8.00%, 11/17/28(a)	USD645	643,240
		5,292,364
Banks — 11.7%
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.96%)(b)	USD4,320	4,243,643
3.42%, 12/20/28, (3-mo. CME Term SOFR +1.30%)(b)	USD3,410	3,357,274
4.62%, 05/09/29, (1-day SOFR + 1.11%)(b)	USD7,800	7,893,844
4.98%, 01/24/29, (1-day SOFR + 0.83%)(b)	USD4,743	4,827,536
5.16%, 01/24/31, (1-day SOFR + 1.00%)(b)(e)	USD11,369	11,738,941
5.20%, 04/25/29, (1-day SOFR + 1.63%)(b)	USD8,537	8,743,292
5.82%, 09/15/29, (1-day SOFR + 1.57%)(b)	USD1,884	1,966,307
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.91%)(b)	USD16,595	16,440,525
Barclays PLC, 5.67%, 03/12/28, (1-day SOFR + 1.05%)(b)	USD200	203,676
Blackstone Reg Finance Co. LLC, 4.30%, 11/03/30	USD2,975	2,965,323
Citibank N.A.
4.58%, 05/29/27	USD527	531,636
4.91%, 05/29/30	USD3,865	3,976,589
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.77%)(b)	USD94	93,300
1.46%, 06/09/27, (1-day SOFR + 0.77%)(b)	USD9,775	9,612,634
4.50%, 09/11/31, (1-day SOFR + 1.17%)(b)	USD7,185	7,193,726
4.54%, 09/19/30, (1-day SOFR + 1.34%)(b)	USD3,755	3,779,553
4.64%, 05/07/28, (1-day SOFR + 1.14%)(b)	USD20,626	20,759,948
4.95%, 05/07/31, (1-day SOFR + 1.46%)(b)	USD13,083	13,345,874
5.17%, 02/13/30, (1-day SOFR + 1.36%)(b)	USD6,303	6,469,232
Deutsche Bank AG/New York NY
2.31%, 11/16/27, (1-day SOFR + 1.22%)(b)	USD1,059	1,037,719
4.95%, 08/04/31, (1-day SOFR + 1.30%)(b)	USD2,441	2,463,933
Series ., 5.37%, 01/10/29, (1-day SOFR + 1.21%)(b)	USD2,787	2,844,296
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27, (1-day SOFR + 0.80%)(b)	USD4,640	4,592,124
1.54%, 09/10/27, (1-day SOFR + 0.82%)(b)	USD14,175	13,850,376
1.95%, 10/21/27, (1-day SOFR + 0.91%)(b)	USD9,318	9,114,256
2.64%, 02/24/28, (1-day SOFR + 1.11%)(b)	USD7,334	7,190,480
4.15%, 10/21/29, (1-day SOFR + 0.90%)(b)	USD6,450	6,430,913
4.22%, 05/01/29, (3-mo. CME Term SOFR +1.56%)(b)	USD3,774	3,775,596
4.37%, 10/21/31, (1-day SOFR + 1.06%)(b)	USD2,930	2,917,376
4.94%, 04/23/28, (1-day SOFR + 1.32%)(b)	USD8,650	8,743,386
5.05%, 07/23/30, (1-day SOFR + 1.21%)(b)	USD7,663	7,841,285
5.22%, 04/23/31, (1-day SOFR + 1.58%)(b)	USD13,454	13,884,475
6.48%, 10/24/29, (1-day SOFR + 1.77%)(b)	USD8,340	8,861,910
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.
1.05%, 11/19/26, (1-day SOFR + 0.80%)(b)	USD4,868	$4,861,142
1.47%, 09/22/27, (1-day SOFR + 0.77%)(b)	USD3,555	3,471,254
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(b)	USD3,306	3,125,469
4.26%, 10/22/31, (1-day SOFR + 0.93%)(b)	USD4,745	4,728,443
4.85%, 07/25/28, (1-day SOFR + 1.99%)(b)	USD3,868	3,917,180
4.92%, 01/24/29, (1-day SOFR + 0.80%)(b)	USD21,397	21,777,033
4.98%, 07/22/28, (1-day SOFR + 0.93%)(b)	USD10,255	10,402,674
5.00%, 07/22/30, (1-day SOFR + 0.13%)(b)	USD2,338	2,398,682
5.01%, 01/23/30, (1-day SOFR + 1.31%)(b)	USD1,500	1,536,470
5.04%, 01/23/28, (1-day SOFR + 1.19%)(b)(e)	USD2,371	2,395,754
5.10%, 04/22/31, (1-day SOFR + 1.44%)(b)(e)	USD11,264	11,634,273
5.14%, 01/24/31, (1-day SOFR + 1.01%)(b)(e)	USD5,318	5,494,746
5.30%, 07/24/29, (1-day SOFR + 1.45%)(b)	USD3,250	3,346,077
5.57%, 04/22/28, (1-day SOFR + 0.93%)(b)	USD4,430	4,520,100
6.07%, 10/22/27, (1-day SOFR + 1.33%)(b)	USD4,968	5,056,657
Morgan Stanley
1.59%, 05/04/27, (1-day SOFR + 0.88%)(b)	USD7,433	7,332,375
4.65%, 10/18/30, (1-day SOFR + 1.10%)(b)	USD3,342	3,381,776
4.99%, 04/12/29, (1-day SOFR + 1.38%)(b)	USD9,278	9,450,531
5.04%, 07/19/30, (1-day SOFR + 1.22%)(b)	USD9,313	9,555,441
5.17%, 01/16/30, (1-day SOFR + 1.45%)(b)	USD6,910	7,096,074
5.19%, 04/17/31, (1-day SOFR + 1.51%)(b)	USD414	426,768
5.23%, 01/15/31, (1-day SOFR + 1.11%)(b)	USD5,986	6,179,866
6.30%, 10/18/28, (1-day SOFR + 2.24%)(b)	USD3,527	3,667,969
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(b)	USD2,175	2,169,918
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(b)	USD1,910	1,903,533
Morgan Stanley Bank N.A.
4.97%, 07/14/28, (1-day SOFR + 0.93%)(b)	USD8,370	8,486,452
5.02%, 01/12/29, (1-day SOFR + 0.91%)(b)	USD7,084	7,205,276
5.50%, 05/26/28, (1-day SOFR + 0.87%)(b)	USD3,717	3,791,852
Morgan Stanley Private Bank N.A., 4.47%, 07/06/28, (1-day SOFR + 0.77%)(b)	USD7,529	7,566,637
PNC Bank N.A., 4.54%, 05/13/27, (1-day SOFR + 0.63%)(b)(e)	USD8,985	8,997,951
Truist Financial Corp., 5.44%, 01/24/30, (1-day SOFR + 1.62%)(b)	USD1,270	1,312,465
U.S. Bancorp
2.22%, 01/27/28, (1-day SOFR + 0.73%)(b)	USD173	168,912
6.79%, 10/26/27, (1-day SOFR + 1.88%)(b)	USD182	186,508
UBS Group AG
1.49%, 08/10/27, (1-year CMT + 0.85%)(a)(b)	USD233	228,056
4.40%, 09/23/31, (1-day SOFR + 1.06%)(a)(b)	USD2,150	2,142,222
Wells Fargo & Co.
3.58%, 05/22/28, (3-mo. CME Term SOFR +1.57%)(b)	USD3,273	3,244,865
4.08%, 09/15/29, (1-day SOFR + 0.88%)(b)	USD9,620	9,593,472
4.81%, 07/25/28, (1-day SOFR + 1.98%)(b)	USD840	849,349
4.97%, 04/23/29, (1-day SOFR + 1.37%)(b)	USD4,715	4,800,800
5.15%, 04/23/31, (1-day SOFR + 1.50%)(b)	USD10,041	10,355,315
5.57%, 07/25/29, (1-day SOFR + 1.74%)(b)	USD2,738	2,833,897
5.71%, 04/22/28, (1-day SOFR + 0.07%)(b)	USD4,083	4,172,425
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.78%)(b)	USD4,031	4,064,519
		441,522,156
Biotechnology — 0.2%
Amgen Inc.
1.65%, 08/15/28	USD1,870	1,752,646
Schedule of Investments
12

Schedule of Investments (continued)
October 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
4.05%, 08/18/29	USD2,630	$2,617,885
5.15%, 03/02/28	USD159	162,554
5.25%, 03/02/30(e)	USD1,000	1,037,877
		5,570,962
Building Materials — 0.1%
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	USD1,455	1,495,785
6.75%, 07/15/31(a)	USD301	312,578
New Enterprise Stone & Lime Co. Inc., 5.25%, 07/15/28(a)	USD43	42,812
Quikrete Holdings Inc., 6.38%, 03/01/32(a)	USD741	768,574
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	USD21	20,932
8.88%, 11/15/31(a)	USD124	130,572
Standard Industries Inc./New York
4.38%, 07/15/30(a)	USD436	420,503
4.75%, 01/15/28(a)	USD631	628,952
		3,820,708
Chemicals — 0.1%
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	USD153	145,567
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	USD387	386,056
Chemours Co. (The)
5.38%, 05/15/27	USD349	347,630
5.75%, 11/15/28(a)(e)	USD164	157,150
Element Solutions Inc., 3.88%, 09/01/28(a)	USD854	826,501
Herens Holdco SARL, 4.75%, 05/15/28(a)	USD200	168,830
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(a)	USD686	669,817
Olympus Water U.S. Holding Corp., 7.25%, 06/15/31(a)	USD272	272,163
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	USD99	97,349
WR Grace Holdings LLC
4.88%, 06/15/27(a)	USD364	360,712
6.63%, 08/15/32(a)	USD862	832,580
7.38%, 03/01/31(a)(e)	USD507	507,965
		4,772,320
Commercial Services — 0.3%
Albion Financing 1 SARL/Aggreko Holdings Inc., 7.00%, 05/21/30(a)	USD404	416,961
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)(e)	USD1,042	1,084,947
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.88%, 06/15/30(a)	USD848	869,961
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	USD1,001	979,994
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	USD400	405,267
Block Inc.
2.75%, 06/01/26	USD183	180,904
5.63%, 08/15/30(a)	USD152	154,297
6.50%, 05/15/32	USD100	103,755
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	USD706	750,033
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	USD943	908,161
4.88%, 07/01/29(a)(e)	USD130	121,275
Garda World Security Corp.
4.63%, 02/15/27(a)	USD138	136,919
7.75%, 02/15/28(a)	USD919	940,375
Security	Par (000)	Value
Commercial Services (continued)
Global Payments Inc., 4.80%, 04/01/26	USD935	$935,504
Herc Holdings Inc.
5.50%, 07/15/27(a)	USD98	97,976
6.63%, 06/15/29(a)(e)	USD394	406,870
7.00%, 06/15/30(a)	USD167	174,795
ION Platform Finance U.S. Inc., 7.88%, 09/30/32(a)	USD486	474,030
Korn Ferry, 4.63%, 12/15/27(a)	USD76	75,400
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27(a)	USD102	99,334
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)	USD225	229,923
RR Donnelley & Sons Co., 9.50%, 08/01/29(a)	USD318	326,052
Service Corp. International/U.S., 4.00%, 05/15/31	USD302	286,043
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 5.50%, 05/15/33(a)	EUR115	137,080
Sotheby's, 7.38%, 10/15/27(a)	USD461	459,223
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)	USD313	327,127
Williams Scotsman Inc.
6.63%, 06/15/29(a)	USD107	110,164
6.63%, 04/15/30(a)	USD146	150,980
		11,343,350
Computers — 0.1%
Amentum Holdings Inc., 7.25%, 08/01/32(a)	USD75	78,053
CA Magnum Holdings, 5.38%, 10/31/26(a)	USD200	199,000
Dell International LLC/EMC Corp., 4.50%, 02/15/31	USD2,410	2,403,301
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)	USD656	684,037
Seagate Data Storage Technology Pte Ltd.
5.88%, 07/15/30(a)	USD107	109,627
8.25%, 12/15/29(a)	USD83	88,184
8.50%, 07/15/31(a)	USD171	182,006
		3,744,208
Cosmetics & Personal Care — 0.0%
Opal Bidco SAS, 6.50%, 03/31/32(a)	USD200	205,990
Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29(a)	USD38	36,258
Gates Corp./DE, 6.88%, 07/01/29(a)	USD92	95,515
Resideo Funding Inc., 6.50%, 07/15/32(a)	USD228	233,378
		365,151
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.38%, 11/15/30	USD2,670	2,656,131
Ally Financial Inc., 5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(b)	USD1,555	1,586,312
Azorra Finance Ltd., 7.25%, 01/15/31(a)	USD187	195,595
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.86%)(b)	USD4,141	4,042,879
4.49%, 09/11/31, (1-day SOFR + 1.25%)(b)	USD2,895	2,873,929
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/30(a)	USD128	129,181
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	USD91	93,791
Freedom Mortgage Holdings LLC
8.38%, 04/01/32(a)	USD185	192,884
9.13%, 05/15/31(a)	USD187	198,786
9.25%, 02/01/29(a)	USD17	17,850
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
GGAM Finance Ltd.
5.88%, 03/15/30(a)	USD186	$188,837
6.88%, 04/15/29(a)(e)	USD330	342,354
8.00%, 06/15/28(a)	USD27	28,637
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(e)	USD273	280,824
Midcap Financial Issuer Trust, 6.50%, 05/01/28(a)	USD2,209	2,169,767
Navient Corp.
7.88%, 06/15/32(e)	USD162	167,366
9.38%, 07/25/30	USD24	26,369
OMERS Finance Trust, 4.38%, 03/20/30(a)	USD4,795	4,886,446
OneMain Finance Corp.
3.50%, 01/15/27	USD58	57,060
4.00%, 09/15/30(e)	USD27	25,110
6.13%, 05/15/30	USD575	581,762
6.63%, 05/15/29	USD357	367,124
6.75%, 03/15/32	USD158	160,341
7.50%, 05/15/31	USD118	123,255
7.88%, 03/15/30	USD262	276,132
Osaic Holdings Inc., 6.75%, 08/01/32(a)	USD63	65,085
PennyMac Financial Services Inc.
6.88%, 05/15/32(a)	USD240	250,341
7.13%, 11/15/30(a)	USD224	234,523
7.88%, 12/15/29(a)	USD43	45,694
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(a)	USD254	267,577
Rocket Companies Inc.
6.13%, 08/01/30(a)	USD417	430,137
6.50%, 08/01/29(a)	USD294	304,947
7.13%, 02/01/32(a)	USD183	192,133
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26(a)	USD2	1,963
Synchrony Financial
5.02%, 07/29/29, (1-day SOFR + 1.40%)(b)(e)	USD4,288	4,319,787
5.45%, 03/06/31, (1-day SOFR + 1.68%)(b)(e)	USD5,737	5,835,821
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(b)	USD782	808,957
UWM Holdings LLC
6.25%, 03/15/31(a)	USD80	79,856
6.63%, 02/01/30(a)	USD190	193,569
		34,699,112
Electric — 2.8%
Calpine Corp.
4.50%, 02/15/28(a)	USD3	2,993
5.13%, 03/15/28(a)(e)	USD98	97,989
Clearway Energy Operating LLC, 4.75%, 03/15/28(a)	USD82	81,541
Consumers Energy Co., 4.50%, 01/15/31	USD2,250	2,273,297
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	USD200	206,000
Dominion Energy Inc., 5.00%, 06/15/30	USD2,420	2,482,471
Duke Energy Carolinas LLC, 4.85%, 03/15/30	USD3,281	3,372,710
Duke Energy Corp.
2.65%, 09/01/26	USD4,712	4,655,233
3.40%, 06/15/29	USD990	963,758
4.30%, 03/15/28	USD981	983,766
4.85%, 01/05/29	USD3,890	3,963,343
5.00%, 12/08/25	USD738	738,414
Edison International, 5.25%, 11/15/28	USD98	98,671
Enel Finance International NV, 4.38%, 09/30/30(a)	USD4,790	4,759,666
Security	Par (000)	Value
Electric (continued)
Eversource Energy
4.45%, 12/15/30	USD1,575	$1,569,548
4.75%, 05/15/26	USD1,456	1,460,332
5.00%, 01/01/27	USD2,536	2,558,290
5.95%, 02/01/29	USD1,068	1,118,907
Series O, 4.25%, 04/01/29(e)	USD238	237,552
Exelon Corp.
4.05%, 04/15/30	USD750	743,082
5.15%, 03/15/28	USD2,608	2,667,998
5.15%, 03/15/29	USD1,666	1,713,340
FirstEnergy Corp.
2.65%, 03/01/30	USD4,133	3,834,715
Series B, 3.90%, 07/15/27	USD3,936	3,911,379
FirstEnergy Transmission LLC, 4.55%, 01/15/30	USD1,307	1,315,348
Florida Power & Light Co.
4.40%, 05/15/28	USD86	86,895
5.05%, 04/01/28	USD140	143,517
National Rural Utilities Cooperative Finance Corp., 4.75%, 02/07/28	USD818	829,884
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27(e)	USD1,095	1,086,458
4.69%, 09/01/27	USD4,665	4,715,374
4.85%, 02/04/28	USD1,301	1,324,589
4.90%, 03/15/29	USD710	727,181
NRG Energy Inc.
2.45%, 12/02/27(a)	USD1,993	1,910,874
4.73%, 10/15/30(a)	USD2,710	2,703,081
Ohio Edison Co., 4.95%, 12/15/29(a)(e)	USD1,960	2,006,622
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/29	USD3,815	3,877,422
Pacific Gas and Electric Co.
3.00%, 06/15/28	USD850	819,525
3.30%, 12/01/27	USD100	97,969
4.55%, 07/01/30(e)	USD2,790	2,772,278
5.55%, 05/15/29(e)	USD10,209	10,509,542
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)	USD95	92,627
Public Service Enterprise Group Inc., 4.90%, 03/15/30(e)	USD2,175	2,219,983
Sempra, 3.70%, 04/01/29	USD52	51,028
Southern California Edison Co., 5.30%, 03/01/28(e)	USD1,022	1,041,614
Southern Co. (The)
3.25%, 07/01/26(e)	USD596	592,489
4.85%, 06/15/28	USD458	466,188
5.50%, 03/15/29	USD4,035	4,195,360
Vistra Operations Co. LLC
3.70%, 01/30/27(a)	USD1,214	1,204,380
4.30%, 10/15/28(a)	USD3,830	3,815,556
4.30%, 07/15/29(a)	USD7,723	7,646,332
4.60%, 10/15/30(a)	USD570	566,329
5.05%, 12/30/26(a)	USD1,150	1,157,899
5.63%, 02/15/27(a)	USD78	78,025
VoltaGrid LLC, 7.38%, 11/01/30(a)	USD639	649,896
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(a)(e)	USD320	334,809
		103,534,069
Electrical Components & Equipment — 0.0%
WESCO Distribution Inc., 6.38%, 03/15/29(a)	USD32	33,061
Schedule of Investments
14

Schedule of Investments (continued)
October 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics — 0.2%
Honeywell International Inc., 4.70%, 02/01/30	USD2,669	$2,722,444
Imola Merger Corp., 4.75%, 05/15/29(a)	USD101	99,556
Sensata Technologies Inc.
3.75%, 02/15/31(a)(e)	USD214	198,908
4.38%, 02/15/30(a)	USD871	839,903
Tyco Electronics Group SA, 4.50%, 02/09/31	USD1,960	1,978,428
		5,839,239
Engineering & Construction — 0.0%
Arcosa Inc., 4.38%, 04/15/29(a)	USD95	92,435
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	USD1,186	1,141,139
Dycom Industries Inc., 4.50%, 04/15/29(a)(e)	USD27	26,454
		1,260,028
Entertainment — 0.2%
Boyne USA Inc., 4.75%, 05/15/29(a)	USD153	150,034
Caesars Entertainment Inc.
6.50%, 02/15/32(a)(e)	USD294	296,448
7.00%, 02/15/30(a)(e)	USD891	916,767
Churchill Downs Inc.
4.75%, 01/15/28(a)	USD171	169,461
5.50%, 04/01/27(a)	USD110	109,961
5.75%, 04/01/30(a)	USD814	816,502
6.75%, 05/01/31(a)	USD274	280,149
Flutter Treasury DAC, 5.88%, 06/04/31(a)	USD200	202,500
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(a)	USD123	120,257
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	USD118	115,138
4.75%, 10/15/27(a)(e)	USD72	71,769
6.50%, 05/15/27(a)	USD114	114,975
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)	USD200	167,589
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(a)	USD59	61,250
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/30(a)	USD82	82,668
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(a)	USD27	24,663
Six Flags Entertainment Corp., 5.50%, 04/15/27(a)	USD98	97,619
Vail Resorts Inc., 5.63%, 07/15/30(a)	USD88	89,129
Voyager Parent LLC, 9.25%, 07/01/32(a)	USD149	156,209
Warnermedia Holdings Inc., 3.76%, 03/15/27	USD1,077	1,066,165
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	USD150	149,958
7.13%, 02/15/31(a)(e)	USD373	400,555
		5,659,766
Environmental Control — 0.0%
Clean Harbors Inc., 5.13%, 07/15/29(a)	USD27	26,929
GFL Environmental Inc.
4.00%, 08/01/28(a)	USD178	174,129
6.75%, 01/15/31(a)	USD441	461,342
Wrangler Holdco Corp., 6.63%, 04/01/32(a)	USD141	147,200
		809,600
Food — 0.1%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 5.50%, 03/31/31(a)	USD79	79,624
Security	Par (000)	Value
Food (continued)
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28(a)	USD603	$599,498
Darling Global Finance BV, 4.50%, 07/15/32(a)	EUR100	117,546
Fiesta Purchaser Inc., 7.88%, 03/01/31(a)	USD10	10,555
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	USD663	640,352
4.88%, 05/15/28(a)	USD61	61,115
Performance Food Group Inc.
4.25%, 08/01/29(a)	USD27	26,332
5.50%, 10/15/27(a)	USD90	90,019
Post Holdings Inc.
4.50%, 09/15/31(a)	USD689	647,018
4.63%, 04/15/30(a)	USD61	59,142
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(a)	USD38	36,410
U.S. Foods Inc.
4.75%, 02/15/29(a)	USD27	26,701
6.88%, 09/15/28(a)	USD30	30,940
		2,425,252
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28(a)	USD272	271,624
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(a)	USD60	63,136
NiSource Inc.
5.20%, 07/01/29	USD88	90,810
5.25%, 03/30/28(e)	USD89	91,231
		245,177
Health Care - Products — 0.1%
Avantor Funding Inc., 4.63%, 07/15/28(a)	USD680	669,074
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	USD940	982,300
Medline Borrower LP
3.88%, 04/01/29(a)(e)	USD265	257,396
5.25%, 10/01/29(a)(e)	USD909	905,541
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)(e)	USD320	329,201
Teleflex Inc., 4.25%, 06/01/28(a)	USD108	105,817
		3,249,329
Health Care - Services — 1.6%
AHP Health Partners Inc., 5.75%, 07/15/29(a)	USD188	187,023
Charles River Laboratories International Inc., 4.25%, 05/01/28(a)(e)	USD40	39,546
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)	USD93	83,021
5.25%, 05/15/30(a)(e)	USD189	177,164
6.00%, 01/15/29(a)	USD500	495,000
Elevance Health Inc.
3.65%, 12/01/27	USD23	22,827
4.00%, 09/15/28	USD1,331	1,324,988
4.10%, 03/01/28	USD206	205,904
5.15%, 06/15/29(e)	USD2,326	2,397,312
Encompass Health Corp., 4.50%, 02/01/28	USD156	154,815
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(e)	USD19	18,241
HCA Inc.
3.13%, 03/15/27	USD2,290	2,260,386
3.50%, 09/01/30	USD4,488	4,312,011
4.13%, 06/15/29	USD5,644	5,604,225
4.30%, 11/15/30	USD3,000	2,985,400
15
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.50%, 02/15/27	USD1,700	$1,702,477
5.00%, 03/01/28(e)	USD11,620	11,835,458
5.20%, 06/01/28	USD1,350	1,382,255
5.25%, 06/15/26	USD1,121	1,122,107
5.25%, 03/01/30	USD2,664	2,753,431
5.63%, 09/01/28	USD3,754	3,872,729
5.88%, 02/15/26	USD10,095	10,106,989
5.88%, 02/01/29	USD217	226,009
HealthEquity Inc., 4.50%, 10/01/29(a)	USD321	312,381
Humana Inc.
3.95%, 03/15/27	USD133	132,465
5.38%, 04/15/31	USD3,660	3,780,259
IQVIA Inc.
5.00%, 05/15/27(a)	USD200	199,936
6.25%, 06/01/32(a)	USD385	401,273
LifePoint Health Inc.
8.38%, 02/15/32(a)	USD313	337,974
9.88%, 08/15/30(a)	USD438	472,871
11.00%, 10/15/30(a)	USD525	578,866
Star Parent Inc., 9.00%, 10/01/30(a)	USD649	692,986
Tenet Healthcare Corp.
4.63%, 06/15/28	USD142	141,431
6.13%, 06/15/30	USD110	112,039
6.75%, 05/15/31	USD536	556,089
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(e)	USD91	92,666
		61,080,554
Holding Companies - Diversified — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	USD21	18,062
5.25%, 05/15/27	USD921	905,066
9.75%, 01/15/29(e)	USD51	51,181
10.00%, 11/15/29(a)	USD187	187,685
		1,161,994
Home Builders — 0.0%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)	USD173	165,939
Empire Communities Corp., 9.75%, 05/01/29(a)	USD15	15,338
K Hovnanian Enterprises Inc., 8.00%, 04/01/31(a)	USD103	105,236
LGI Homes Inc., 8.75%, 12/15/28(a)	USD27	28,080
Mattamy Group Corp., 4.63%, 03/01/30(a)	USD27	26,191
New Home Co. Inc. (The), 9.25%, 10/01/29(a)	USD38	39,853
STL Holding Co. LLC, 8.75%, 02/15/29(a)	USD18	18,873
Tri Pointe Homes Inc., 5.25%, 06/01/27	USD61	61,235
		460,745
Home Furnishings — 0.0%
Somnigroup International Inc., 4.00%, 04/15/29(a)(e)	USD113	108,825
Housewares — 0.0%
Newell Brands Inc., 8.50%, 06/01/28(a)	USD98	100,540
Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	USD827	814,432
6.75%, 04/15/28(a)(e)	USD191	194,468
7.00%, 01/15/31(a)(e)	USD1,337	1,384,795
Security	Par (000)	Value
Insurance (continued)
AmWINS Group Inc.
4.88%, 06/30/29(a)	USD219	$211,508
6.38%, 02/15/29(a)	USD38	38,735
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	USD1,721	1,800,083
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(a)	USD1,268	1,306,907
HUB International Ltd., 7.25%, 06/15/30(a)	USD2,186	2,282,180
Jones Deslauriers Insurance Management Inc., 8.50%, 03/15/30(a)	USD129	135,479
Nassau Companies of New York (The), 7.88%, 07/15/30(a)	USD39	39,775
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	USD1,910	1,973,941
Ryan Specialty LLC, 4.38%, 02/01/30(a)	USD27	26,395
		10,208,698
Internet — 1.3%
ANGI Group LLC, 3.88%, 08/15/28(a)(e)	USD27	24,830
AppLovin Corp., 5.13%, 12/01/29	USD16,474	16,815,515
Beignet Investor LLC, 6.58%, 05/30/49(a)	USD8,175	8,720,333
Gen Digital Inc., 6.75%, 09/30/27(a)	USD62	62,961
Getty Images Inc., 10.50%, 11/15/30(a)(e)	USD63	63,515
ION Platform Finance U.S. Inc./ION Platform Finance SARL, 5.00%, 05/01/28(a)	USD200	186,583
Match Group Holdings II LLC
4.13%, 08/01/30(a)	USD119	112,004
4.63%, 06/01/28(a)	USD290	285,822
Netflix Inc.
4.88%, 06/15/30(a)	USD2,277	2,332,881
5.88%, 11/15/28	USD1,925	2,025,193
Rakuten Group Inc., 9.75%, 04/15/29(a)	USD400	448,652
Uber Technologies Inc.
4.15%, 01/15/31(e)	USD4,730	4,683,540
4.30%, 01/15/30(e)	USD2,749	2,756,557
4.50%, 08/15/29(a)(e)	USD9,919	9,894,904
		48,413,290
Iron & Steel — 0.0%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	USD386	386,649
Carpenter Technology Corp., 6.38%, 07/15/28(e)	USD12	12,052
Cleveland-Cliffs Inc., 6.88%, 11/01/29(a)	USD74	75,991
		474,692
Leisure Time — 0.1%
Acushnet Co., 7.38%, 10/15/28(a)	USD27	28,010
Carnival Corp.
5.75%, 08/01/32(a)	USD468	480,768
5.88%, 06/15/31(a)	USD187	192,853
Carnival PLC, 4.13%, 07/15/31(a)	EUR170	200,403
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)	USD135	137,494
NCL Corp. Ltd.
5.88%, 01/15/31(a)	USD264	263,875
6.75%, 02/01/32(a)	USD476	489,119
Sabre GLBL Inc.
8.63%, 06/01/27(a)	USD21	21,114
10.75%, 11/15/29(a)	USD121	114,950
11.13%, 07/15/30(a)	USD191	180,495
Viking Cruises Ltd., 9.13%, 07/15/31(a)	USD273	292,478
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)	USD27	26,974
		2,428,533
Schedule of Investments
16

Schedule of Investments (continued)
October 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging — 0.1%
Hilton Domestic Operating Co. Inc.
5.88%, 04/01/29(a)	USD81	$82,686
6.13%, 04/01/32(a)	USD477	492,219
Melco Resorts Finance Ltd., 5.38%, 12/04/29(a)(e)	USD800	785,400
Station Casinos LLC
4.50%, 02/15/28(a)(e)	USD423	416,374
4.63%, 12/01/31(a)(e)	USD67	62,934
6.63%, 03/15/32(a)	USD46	46,753
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	USD85	85,157
Wynn Macau Ltd.
5.13%, 12/15/29(a)(e)	USD400	392,700
5.63%, 08/26/28(a)	USD200	199,700
		2,563,923
Machinery — 0.1%
BWX Technologies Inc., 4.13%, 06/30/28(a)	USD183	178,763
Chart Industries Inc., 7.50%, 01/01/30(a)	USD587	612,183
Esab Corp., 6.25%, 04/15/29(a)	USD172	176,018
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)	USD545	563,062
Mueller Water Products Inc., 4.00%, 06/15/29(a)	USD36	34,775
Terex Corp., 5.00%, 05/15/29(a)	USD36	35,332
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	USD1,101	1,099,731
Vertiv Group Corp., 4.13%, 11/15/28(a)	USD291	286,680
		2,986,544
Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD39	35,300
4.50%, 08/15/30(a)	USD27	25,310
4.75%, 03/01/30(a)	USD1,205	1,145,792
4.75%, 02/01/32(a)(e)	USD902	816,598
5.13%, 05/01/27(a)	USD116	115,331
5.38%, 06/01/29(a)	USD220	217,123
6.38%, 09/01/29(a)(e)	USD329	331,589
7.38%, 03/01/31(a)(e)	USD301	305,527
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	USD9,120	8,485,066
4.20%, 03/15/28	USD5,303	5,273,194
6.10%, 06/01/29	USD3,815	3,988,081
Directv Financing LLC, 8.88%, 02/01/30(a)	USD248	246,532
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(a)	USD150	150,007
10.00%, 02/15/31(a)	USD399	397,357
Gray Television Inc., 10.50%, 07/15/29(a)(e)	USD209	225,225
Sirius XM Radio LLC
4.00%, 07/15/28(a)	USD27	26,242
5.00%, 08/01/27(a)	USD363	362,158
Univision Communications Inc.
8.00%, 08/15/28(a)	USD690	710,316
8.50%, 07/31/31(a)	USD186	190,242
9.38%, 08/01/32(a)	USD390	411,673
Versant Media Group Inc., 7.25%, 01/30/31(a)	USD95	96,836
Virgin Media Secured Finance PLC, 5.50%, 05/15/29(a)	USD475	466,275
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)	USD200	195,979
		24,217,753
Security	Par (000)	Value
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(a)	USD187	$186,541
6.38%, 06/15/30(a)(e)	USD201	204,766
		391,307
Mining — 0.7%
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	USD124	131,731
11.50%, 10/01/31(a)	USD793	881,354
Constellium SE
3.75%, 04/15/29(a)(e)	USD655	625,377
5.63%, 06/15/28(a)	USD250	249,467
ERO Copper Corp., 6.50%, 02/15/30(a)(e)	USD153	151,998
Glencore Funding LLC
1.63%, 04/27/26(a)(e)	USD3,448	3,403,576
4.00%, 03/27/27(a)	USD3,805	3,792,908
4.91%, 04/01/28(a)(e)	USD4,031	4,094,863
5.19%, 04/01/30(a)	USD800	823,456
5.34%, 04/04/27(a)(e)	USD1,478	1,500,257
5.37%, 04/04/29(a)	USD4,220	4,351,163
5.40%, 05/08/28(a)	USD1,355	1,391,102
6.13%, 10/06/28(a)	USD2,759	2,897,092
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(e)	USD742	707,995
4.63%, 03/01/28(a)	USD348	347,740
New Gold Inc., 6.88%, 04/01/32(a)(e)	USD213	222,745
Novelis Corp.
4.75%, 01/30/30(a)	USD158	152,668
6.88%, 01/30/30(a)(e)	USD594	616,597
		26,342,089
Oil & Gas — 1.8%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	USD89	92,334
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(a)(e)	USD198	197,420
Caturus Energy LLC, 8.50%, 02/15/30(a)	USD308	313,957
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	USD182	189,261
Civitas Resources Inc.
8.38%, 07/01/28(a)	USD14	14,465
8.75%, 07/01/31(a)(e)	USD135	138,787
Comstock Resources Inc.
5.88%, 01/15/30(a)	USD32	30,455
6.75%, 03/01/29(a)	USD1,625	1,609,169
Crescent Energy Finance LLC, 7.63%, 04/01/32(a)(e)	USD107	103,741
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	USD5	5,308
Diamondback Energy Inc.
3.50%, 12/01/29	USD4,943	4,772,957
5.15%, 01/30/30	USD4,099	4,206,309
EQT Corp.
3.13%, 05/15/26(a)	USD960	951,216
3.90%, 10/01/27	USD3,090	3,066,740
4.50%, 01/15/29	USD5,910	5,911,082
4.75%, 01/15/31	USD3,350	3,353,076
5.00%, 01/15/29	USD2,177	2,203,406
6.38%, 04/01/29	USD5,135	5,306,217
7.00%, 02/01/30	USD4,732	5,135,662
7.50%, 06/01/30(e)	USD7,930	8,736,352
Expand Energy Corp., 5.38%, 03/15/30	USD7,708	7,821,649
17
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	USD233	$228,645
6.00%, 04/15/30(a)	USD337	328,629
6.25%, 11/01/28(a)	USD47	47,079
6.25%, 04/15/32(a)	USD19	18,039
Matador Resources Co.
6.50%, 04/15/32(a)	USD121	122,115
6.88%, 04/15/28(a)	USD47	47,895
Nabors Industries Inc., 7.38%, 05/15/27(a)	USD71	71,992
Occidental Petroleum Corp., 5.00%, 08/01/27	USD560	568,023
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(a)(e)	USD18	18,081
Permian Resources Operating LLC
5.88%, 07/01/29(a)	USD303	303,265
8.00%, 04/15/27(a)	USD64	64,881
9.88%, 07/15/31(a)	USD110	119,259
Petroleos Mexicanos, 7.50%, 03/20/26	USD3,200	3,184,000
Sunoco LP, 5.63%, 03/15/31(a)	USD57	57,037
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)	USD27	26,175
Transocean International Ltd.
7.88%, 10/15/32(a)	USD102	105,045
8.75%, 02/15/30(a)	USD53	55,877
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	USD13	13,310
Valaris Ltd., 8.38%, 04/30/30(a)	USD105	109,505
Viper Energy Partners LLC, 4.90%, 08/01/30(e)	USD7,415	7,466,831
Vital Energy Inc., 9.75%, 10/15/30(e)	USD100	102,816
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)(e)	USD92	91,812
		67,309,874
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	USD194	194,826
6.88%, 04/01/27(a)(e)	USD143	143,467
Enerflex Ltd., 9.00%, 10/15/27(a)	USD39	39,801
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)	USD239	248,185
Star Holding LLC, 8.75%, 08/01/31(a)(e)	USD131	126,617
Tidewater Inc., 9.13%, 07/15/30(a)	USD88	93,925
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(a)	USD322	332,574
		1,179,395
Packaging & Containers — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/29(a)	USD400	372,924
6.00%, 06/15/27(a)	USD437	438,127
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26(a)	USD200	184,000
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	USD1,031	1,035,119
6.75%, 04/15/32(a)	USD666	668,263
6.88%, 01/15/30(a)	USD277	279,766
LABL Inc.
5.88%, 11/01/28(a)(e)	USD171	121,901
8.63%, 10/01/31(a)	USD96	61,710
9.50%, 11/01/28(a)	USD80	59,647
Security	Par (000)	Value
Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(a)	USD4,132	$4,142,855
Sealed Air Corp.
4.00%, 12/01/27(a)(e)	USD62	61,098
5.00%, 04/15/29(a)	USD27	26,809
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(a)(e)	USD29	29,377
Silgan Holdings Inc., 4.25%, 02/15/31(a)	EUR140	162,425
Trivium Packaging Finance BV, 8.25%, 07/15/30(a)	USD200	207,195
		7,851,216
Pharmaceuticals — 0.1%
1261229 BC Ltd., 10.00%, 04/15/32(a)	USD1,020	1,066,216
AbbVie Inc.
3.20%, 11/21/29	USD2,006	1,937,711
4.80%, 03/15/29	USD1,276	1,305,608
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)	USD87	91,214
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(a)	USD229	217,874
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD75	73,734
		4,692,357
Pipelines — 1.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 01/15/28(a)	USD27	26,989
Buckeye Partners LP, 4.50%, 03/01/28(a)	USD53	52,468
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	USD4,648	4,524,959
Cheniere Energy Partners LP
3.25%, 01/31/32	USD516	471,394
4.50%, 10/01/29	USD14,001	14,005,721
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	USD500	494,688
Enbridge Inc.
5.25%, 04/05/27	USD280	284,178
5.30%, 04/05/29	USD465	479,882
Energy Transfer LP
4.20%, 04/15/27	USD1,684	1,682,193
5.20%, 04/01/30	USD1,400	1,443,508
5.25%, 07/01/29(e)	USD3,457	3,556,861
6.10%, 12/01/28	USD5,606	5,888,240
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28	USD9	9,056
ITT Holdings LLC, 6.50%, 08/01/29(a)	USD280	271,200
Kinetik Holdings LP, 6.63%, 12/15/28(a)	USD27	27,731
MPLX LP, 4.80%, 02/15/31	USD2,650	2,672,394
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	USD380	389,004
8.38%, 02/15/32(a)	USD45	46,013
Prairie Acquiror LP, 9.00%, 08/01/29(a)	USD31	31,818
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	USD35	34,699
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	USD2,485	2,485,846
4.50%, 05/15/30	USD1,738	1,744,166
5.00%, 03/15/27	USD10,055	10,112,925
Schedule of Investments
18

Schedule of Investments (continued)
October 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	USD65	$64,608
7.38%, 02/15/29(a)	USD213	219,282
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	USD190	192,600
Venture Global LNG Inc.
8.38%, 06/01/31(a)(e)	USD419	430,160
9.50%, 02/01/29(a)	USD1,453	1,563,810
9.88%, 02/01/32(a)	USD1,000	1,068,152
		54,274,545
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	USD188	189,361
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(a)	USD58	63,154
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)(e)	USD211	226,028
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	USD43	43,947
Howard Hughes Corp. (The), 5.38%, 08/01/28(a)	USD55	54,909
		577,399
Real Estate Investment Trusts — 2.3%
American Tower Corp.
2.90%, 01/15/30	USD3,013	2,844,420
3.55%, 07/15/27	USD609	602,900
3.65%, 03/15/27	USD3,679	3,652,150
4.90%, 03/15/30	USD9,090	9,279,605
5.00%, 01/31/30	USD726	743,659
5.20%, 02/15/29	USD1,273	1,306,303
5.50%, 03/15/28	USD920	946,372
Arbor Realty SR Inc., 7.88%, 07/15/30(a)	USD62	63,089
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	USD29	28,567
Crown Castle Inc.
1.05%, 07/15/26	USD1,420	1,388,254
3.65%, 09/01/27	USD1,183	1,170,782
Diversified Healthcare Trust, 7.25%, 10/15/30(a)	USD68	68,682
Equinix Inc.
1.55%, 03/15/28	USD892	840,316
1.80%, 07/15/27	USD2,345	2,253,536
2.00%, 05/15/28	USD1,730	1,638,900
2.15%, 07/15/30	USD3,295	2,979,443
3.20%, 11/18/29	USD7,781	7,460,310
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30	USD2,179	2,110,751
5.30%, 01/15/29	USD2,092	2,131,685
Iron Mountain Inc., 5.25%, 07/15/30(a)	USD216	214,993
Millrose Properties Inc.
6.25%, 09/15/32(a)	USD125	125,598
6.38%, 08/01/30(a)	USD242	245,156
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(a)	USD417	436,884
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(a)	USD206	210,958
Realty Income Corp., 4.85%, 03/15/30(e)	USD727	745,250
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	USD323	317,759
4.75%, 10/15/27	USD90	89,799
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
7.25%, 07/15/28(a)	USD222	$228,914
RLJ Lodging Trust, 3.75%, 07/01/26(a)	USD65	64,503
SBA Communications Corp.
3.13%, 02/01/29(e)	USD132	124,779
3.88%, 02/15/27	USD48	47,463
Service Properties Trust, 8.63%, 11/15/31(a)(e)	USD967	1,020,027
Starwood Property Trust Inc.
4.38%, 01/15/27(a)(e)	USD27	26,759
6.50%, 07/01/30(a)	USD46	47,842
6.50%, 10/15/30(a)	USD270	280,915
7.25%, 04/01/29(a)	USD26	27,384
VICI Properties LP
4.75%, 02/15/28	USD8,742	8,817,935
4.75%, 04/01/28	USD3,481	3,514,370
4.95%, 02/15/30	USD3,208	3,242,469
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29(a)	USD603	589,197
4.13%, 08/15/30(a)	USD6,173	5,968,781
4.25%, 12/01/26(a)	USD2,465	2,459,181
4.50%, 09/01/26(a)(e)	USD4,747	4,749,491
4.63%, 12/01/29(a)	USD8,233	8,164,775
5.75%, 02/01/27(a)	USD4,515	4,567,734
		87,838,640
Retail — 0.1%
Advance Auto Parts Inc., 7.00%, 08/01/30(a)	USD74	74,665
Asbury Automotive Group Inc., 4.75%, 03/01/30(e)	USD36	35,187
Boots Group Finco LP
5.38%, 08/31/32(a)	EUR180	214,821
Series 144*, 7.38%, 08/31/32(a)	GBP100	134,991
Burger King (Restaurant Brands International Inc.)/New Red Finance Inc.
4.00%, 10/15/30(a)	USD187	176,788
4.38%, 01/15/28(a)	USD575	567,635
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31(a)	USD94	94,849
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 4.63%, 01/15/29(a)	USD500	478,392
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	USD217	211,246
8.25%, 08/01/31(a)	USD111	116,787
Lithia Motors Inc., 5.50%, 10/01/30(a)	USD79	79,138
Park River Holdings Inc., 8.00%, 03/15/31(a)(e)	USD86	88,532
QXO Building Products Inc., 6.75%, 04/30/32(a)	USD626	648,068
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)	USD27	28,266
		2,949,365
Semiconductors — 0.7%
Applied Materials Inc., 4.00%, 01/15/31	USD2,220	2,202,440
Broadcom Inc.
4.15%, 02/15/28	USD1,309	1,312,814
4.15%, 11/15/30	USD3,990	3,969,760
4.20%, 10/15/30	USD1,350	1,347,461
4.60%, 07/15/30	USD1,960	1,988,935
4.75%, 04/15/29	USD1,387	1,413,098
5.05%, 07/12/29	USD7,119	7,330,530
Foundry JV Holdco LLC, 5.50%, 01/25/31(a)	USD3,100	3,215,068
Micron Technology Inc., 5.30%, 01/15/31	USD4,450	4,599,836
19
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30	USD287	$274,996
		27,654,938
Software — 1.0%
Camelot Finance SA, 4.50%, 11/01/26(a)	USD23	22,909
Capstone Borrower Inc., 8.00%, 06/15/30(a)	USD691	704,987
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)	USD163	133,892
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(e)	USD25	20,927
Cloud Software Group Inc.
6.50%, 03/31/29(a)	USD2,797	2,818,112
8.25%, 06/30/32(a)	USD289	303,685
CoreLogic Inc., 4.50%, 05/01/28(a)	USD697	673,273
CoreWeave Inc., 9.25%, 06/01/30(a)(e)	USD141	142,371
Ellucian Holdings Inc., 6.50%, 12/01/29(a)	USD341	345,115
Fair Isaac Corp., 4.00%, 06/15/28(a)	USD62	60,763
Fidelity National Information Services Inc.
1.15%, 03/01/26	USD4,988	4,938,690
1.65%, 03/01/28	USD599	563,198
Oracle Corp.
1.65%, 03/25/26	USD2,242	2,220,117
2.30%, 03/25/28(e)	USD2,334	2,232,166
2.80%, 04/01/27	USD1,725	1,693,215
2.95%, 04/01/30	USD600	561,549
3.25%, 11/15/27	USD479	470,049
4.20%, 09/27/29	USD2,721	2,698,903
4.45%, 09/26/30	USD6,795	6,738,878
Paychex Inc., 5.10%, 04/15/30	USD3,962	4,073,616
SS&C Technologies Inc., 5.50%, 09/30/27(a)	USD677	677,381
Synopsys Inc.
4.65%, 04/01/28(e)	USD1,536	1,553,322
4.85%, 04/01/30	USD2,757	2,806,093
Twilio Inc., 3.63%, 03/15/29	USD136	130,632
UKG Inc., 6.88%, 02/01/31(a)	USD1,792	1,844,610
VMware LLC, 3.90%, 08/21/27	USD54	53,866
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)	USD102	96,210
		38,578,529
Telecommunications — 1.3%
AT&T Inc.
1.65%, 02/01/28	USD3,194	3,027,835
4.35%, 03/01/29(e)	USD730	732,313
CommScope LLC, 4.75%, 09/01/29(a)(e)	USD183	182,430
Digicel International Finance Ltd., 8.63%, 08/01/32(a)	USD371	370,072
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD164	163,783
5.88%, 10/15/27(a)	USD105	104,919
8.63%, 03/15/31(a)	USD533	562,680
8.75%, 05/15/30(a)	USD52	54,398
Iliad Holding SAS
7.00%, 10/15/28(a)	USD200	202,980
8.50%, 04/15/31(a)	USD802	860,759
Level 3 Financing Inc., 4.88%, 06/15/29(a)	USD492	470,475
Motorola Solutions Inc., 4.60%, 05/23/29	USD119	120,316
NTT Finance Corp.
1.16%, 04/03/26(a)	USD200	197,475
1.59%, 04/03/28(a)	USD200	188,239
4.37%, 07/27/27(a)(e)	USD1,931	1,937,082
Security	Par (000)	Value
Telecommunications (continued)
4.62%, 07/16/28(a)	USD1,935	$1,956,408
4.88%, 07/16/30(a)	USD492	501,309
Rogers Communications Inc.
3.20%, 03/15/27	USD5,170	5,096,609
5.00%, 02/15/29	USD1,643	1,673,016
T-Mobile USA Inc.
1.50%, 02/15/26(e)	USD1,921	1,905,099
2.63%, 02/15/29	USD1,393	1,323,943
3.38%, 04/15/29	USD4,998	4,858,094
3.75%, 04/15/27	USD2,830	2,814,079
3.88%, 04/15/30	USD4,662	4,566,425
4.75%, 02/01/28	USD7,122	7,127,936
4.85%, 01/15/29	USD3,045	3,106,784
4.95%, 03/15/28	USD3,078	3,136,394
Viavi Solutions Inc., 3.75%, 10/01/29(a)	USD12	11,314
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	USD769	785,261
WULF Compute LLC, 7.75%, 10/15/30(a)	USD377	391,656
Zayo Group Holdings Inc., 9.25%, 03/09/30, (9.25% PIK)(a)(e)(f)	USD436	414,671
		48,844,754
Transportation — 0.1%
Genesee & Wyoming Inc., 6.25%, 04/15/32(a)	USD169	172,412
Ryder System Inc.
4.85%, 06/15/30(e)	USD813	828,808
4.90%, 12/01/29	USD49	50,146
5.25%, 06/01/28	USD92	94,400
5.30%, 03/15/27	USD3,312	3,357,988
5.50%, 06/01/29	USD159	165,755
5.65%, 03/01/28	USD137	141,460
6.30%, 12/01/28(e)	USD125	132,433
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(a)	USD42	43,510
		4,986,912
Trucking & Leasing — 0.3%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)	USD82	82,060
7.00%, 05/01/31(a)	USD9,758	10,225,916
7.88%, 12/01/30(a)	USD118	125,403
		10,433,379
Total Corporate Bonds & Notes — 33.7% (Cost: $1,253,285,915)		1,271,838,449
Municipal Debt Obligations
Arizona — 0.0%
Maricopa County Industrial Development Authority RB, 7.38%, 10/01/29(a)	$1,010	1,059,936
Massachusetts — 0.1%
Massachusetts Educational Financing Authority RB, 6.35%, 07/01/49	1,410	1,473,867
Total Municipal Debt Obligations — 0.1% (Cost: $2,420,000)		2,533,803
Schedule of Investments
20

Schedule of Investments (continued)
October 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 0.9%
Federal National Mortgage Association
2.02%, 05/01/30	$5,755	$5,256,194
5.81%, 06/01/31	10,290	10,694,916
Uniform Mortgage-Backed Securities
2.00%, 05/01/42	6,371	5,530,424
3.00%, 04/01/33	5,871	5,654,169
3.50%, 12/01/31	3,646	3,586,051
3.50%, 02/01/32	4,954	4,869,699
		35,591,453
U.S. Government Obligations — 32.8%
U.S. Treasury Note/Bond
0.38%, 07/31/27	17,000	16,076,289
0.63%, 07/31/26	40,000	39,082,812
0.75%, 05/31/26	400	393,117
0.75%, 08/31/26	116,595	113,772,354
0.88%, 06/30/26	148,100	145,301,141
1.00%, 07/31/28	36,010	33,583,545
1.25%, 06/30/28	221,600	208,503,094
1.25%, 09/30/28	63,000	58,941,914
1.63%, 10/31/26	70,000	68,564,453
1.88%, 06/30/26	20,200	19,947,599
2.13%, 05/31/26	57,800	57,247,400
3.38%, 09/15/28	91,675	91,116,356
3.50%, 09/30/26	100,000	99,768,750
3.50%, 10/15/28	5,215	5,200,740
3.88%, 03/15/28	15,000	15,098,438
4.38%, 08/15/26	75,300	75,644,513
4.38%, 08/31/28	62,785	64,065,225
4.50%, 07/15/26	51,100	51,346,767
4.63%, 09/15/26	70,000	70,508,047
		1,234,162,554
Total U.S. Government & Agency Obligations — 33.7% (Cost: $1,267,463,046)		1,269,754,007
Total Long-Term Investments — 98.4% (Cost: $3,673,899,861)		3,706,593,908
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(g)(h)(i)	60,965,542	$60,996,025
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(g)(h)	37,870,000	37,870,000
Total Short-Term Securities — 2.6% (Cost: $98,857,450)		98,866,025
Total Investments — 101.0% (Cost: $3,772,757,311)		3,805,459,933
Liabilities in Excess of Other Assets — (1.0)%		(38,131,494)
Net Assets — 100.0%		$3,767,328,439

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	All or a portion of this security is on loan.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$145,737,725	$—	$(84,676,508)(a)	$(53,636)	$(11,556)	$60,996,025	60,965,542	$205,524 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	103,390,000	—	(65,520,000)(a)	—	—	37,870,000	37,870,000	3,279,102	—
				$(53,636)	$(11,556)	$98,866,025		$3,484,626	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

21
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Short Duration Bond Active ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	8,678	12/31/25	$1,807,465	$165,773
Short Contracts
Euro-Schatz	25	12/08/25	3,086	(2,192)
10-Year U.S. Treasury Note	224	12/19/25	25,252	(209,097)
10-Year U.S. Ultra Treasury Note	278	12/19/25	32,126	(367,892)
U.S. Long Bond	103	12/19/25	12,096	(346,619)
Ultra U.S. Treasury Bond	24	12/19/25	2,914	(118,938)
5-Year U.S. Treasury Note	4,044	12/31/25	441,839	(1,120,328)
				(2,165,066)
				$(1,999,293)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	55,300,000	USD	35,928,432	HSBC Bank PLC	12/17/25	$271,396
USD	35,892,279	AUD	54,332,000	Deutsche Bank Securities Inc.	12/17/25	326,111
USD	8,633,583	AUD	12,944,000	State Street Bank & Trust Company	12/17/25	160,336
USD	69,243,992	EUR	58,540,000	Deutsche Bank Securities Inc.	12/17/25	1,603,236
USD	17,735	EUR	15,000	State Street Bank & Trust Company	12/17/25	404
USD	71,308,140	GBP	52,357,000	Barclays Bank PLC	12/17/25	2,522,999
						4,884,482
						$4,884,482
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.45.V1	5.00%	Quarterly	12/20/30	USD	1,800	$(130,977)	$(135,808)	$4,831
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps	$—	$(135,808)	$4,831	$—
Schedule of Investments
22

Schedule of Investments (continued)
October 31, 2025
iShares® Short Duration Bond Active ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$165,773	$—	$165,773
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$4,884,482	$—	$—	$4,884,482
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps	$—	$4,831	$—	$—	$—	$—	$4,831
	$—	$4,831	$—	$4,884,482	$165,773	$—	$5,055,086
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$2,165,066	$—	$2,165,066

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$2,153,549	$—	$2,153,549
Forward foreign currency exchange contracts	—	—	—	(4,450,304)	—	—	(4,450,304)
Swaps	—	1,902,934	—	—	1,722,030	—	3,624,964
	$—	$1,902,934	$—	$(4,450,304)	$3,875,579	$—	$1,328,209
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(4,500,817)	$—	$(4,500,817)
Forward foreign currency exchange contracts	—	—	—	1,176,011	—	—	1,176,011
Swaps	—	(88,427)	—	—	(1,009,660)	—	(1,098,087)
	$—	$(88,427)	$—	$1,176,011	$(5,510,477)	$—	$(4,422,893)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,484,716,081
Average notional value of contracts — short	$487,919,245
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$28,939,662
Average amounts sold — in USD	$187,939,820
Credit default swaps:
Average notional value — buy protection	$17,751,250
Average notional value — sell protection	$7,440,000
Interest rate swaps:
Average notional value — pays fixed rate	$10,922,250
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
23
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Short Duration Bond Active ETF

Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$130,698	$—
Forward foreign currency exchange contracts	4,884,482	—
Swaps - centrally cleared	—	140,977
Total derivative assets and liabilities in the Statement of Assets and Liabilities	5,015,180	140,977
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(130,698)	(140,977)
Total derivative assets and liabilities subject to an MNA	$4,884,482	$—
The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$2,522,999	$—	$—	$—	$2,522,999
Deutsche Bank Securities Inc.	1,929,347	—	—	—	1,929,347
HSBC Bank PLC	271,396	—	—	—	271,396
State Street Bank & Trust Company	160,740	—	—	—	160,740
	$4,884,482	$—	$—	$—	$4,884,482

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$500,235,088	$—	$500,235,088
Collateralized Mortgage Obligations	—	662,232,561	—	662,232,561
Corporate Bonds & Notes	—	1,271,838,449	—	1,271,838,449
Municipal Debt Obligations	—	2,533,803	—	2,533,803
U.S. Government & Agency Obligations	—	1,269,754,007	—	1,269,754,007
Short-Term Securities
Money Market Funds	98,866,025	—	—	98,866,025
	$98,866,025	$3,706,593,908	$—	$3,805,459,933
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$4,831	$—	$4,831
Foreign Currency Exchange Contracts	—	4,884,482	—	4,884,482
Interest Rate Contracts	165,773	—	—	165,773
Schedule of Investments
24

Schedule of Investments (continued)
October 31, 2025
iShares® Short Duration Bond Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Interest Rate Contracts	$(2,165,066)	$—	$—	$(2,165,066)
	$(1,999,293)	$4,889,313	$—	$2,890,020

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
25
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust, 4.30%, 07/15/30	$11,400	$11,534,013
BA Credit Card Trust, 4.31%, 05/15/30	22,264	22,518,328
BMW Vehicle Lease Trust
3.94%, 11/26/27	24,144	24,119,245
4.43%, 09/27/27	24,707	24,760,540
4.54%, 11/26/27, (30-day Avg SOFR + 0.31%)(a)	17,713	17,712,869
BMW Vehicle Owner Trust
4.48%, 10/25/27, (30-day Avg SOFR + 0.30%)(a)	8,848	8,846,691
4.52%, 02/25/27, (30-day Avg SOFR + 0.34%)(a)	903	902,986
Citibank Credit Card Issuance Trust, 5.23%, 12/08/27	3,474	3,477,483
CNH Equipment Trust
4.56%, 08/15/28, (30-day Avg SOFR + 0.33%)(a)	18,199	18,193,386
4.63%, 10/15/27, (30-day Avg SOFR + 0.40%)(a)	1,730	1,730,038
5.42%, 10/15/27	1,980	1,983,667
CNH Equipment Trust 2025-B
4.37%, 11/15/28	7,306	7,326,853
4.56%, 11/15/28	9,206	9,205,991
Ford Credit Auto Lease Trust
4.37%, 03/15/28	20,656	20,705,535
4.64%, 08/15/27, (30-day Avg SOFR + 0.41%)(a)	6,374	6,378,767
5.18%, 02/15/27	1,318	1,319,291
Ford Credit Auto Owner Trust
4.59%, 01/15/27, (30-day Avg SOFR + 0.36%)(a)	525	524,959
4.59%, 10/15/27	8,678	8,694,319
4.64%, 12/15/27, (30-day Avg SOFR + 0.41%)(a)	12,285	12,293,118
5.40%, 04/15/27	2,559	2,564,624
Honda Auto Receivables Owner Trust
4.30%, 01/18/28	24,671	24,691,391
4.56%, 03/15/27	2,951	2,953,622
4.71%, 01/18/28, (30-day Avg SOFR + 0.48%)(a)	14,122	14,136,567
Hyundai Auto Lease Securitization Trust
4.58%, 09/15/27(b)	9,115	9,145,520
4.60%, 06/15/27(b)	15,543	15,575,945
4.68%, 10/15/26, (30-day Avg SOFR + 0.45%)(a)(b)	774	773,669
4.93%, 09/15/27, (30-day Avg SOFR + 0.70%)(a)(b)	4,028	4,037,192
5.51%, 10/15/26(b)	1,574	1,574,657
Hyundai Auto Lease Securitization Trust 2025-C, 4.37%, 01/18/28(b)	6,389	6,408,420
Hyundai Auto Receivables Trust
3.97%, 07/17/28	15,061	15,056,887
4.33%, 12/15/27	11,770	11,783,611
4.45%, 08/15/28	32,612	32,700,845
4.53%, 09/15/27	7,245	7,255,392
4.57%, 12/15/27, (30-day Avg SOFR + 0.34%)(a)	11,593	11,597,424
4.60%, 06/15/27, (30-day Avg SOFR + 0.37%)(a)	2,675	2,676,355
Nissan Auto Lease Trust, 4.60%, 11/15/27	17,883	17,939,161
Nissan Auto Lease Trust 2025-B, 4.44%, 03/15/28	20,070	20,150,155
Nissan Auto Receivables Owner Trust
4.50%, 02/15/28	30,238	30,317,517
4.51%, 06/15/27	5,997	6,002,727
Porsche Financial Auto Securitization Trust, 4.45%, 01/24/28(b)	2,901	2,901,448
Porsche Innovative Lease Owner Trust, 4.60%, 12/20/27(b)	21,785	21,841,065
Toyota Auto Receivables Owner Trust
3.89%, 08/15/28	13,308	13,293,597
Security	Par (000)	Value
4.11%, 03/15/30	$40,402	$40,604,422
4.50%, 08/15/28, (30-day Avg SOFR + 0.32%)(a)	9,445	9,444,978
4.55%, 08/16/27	2,876	2,879,694
4.77%, 03/15/28, (30-day Avg SOFR + 0.54%)(a)	13,955	13,978,854
Toyota Lease Owner Trust
3.91%, 05/22/28(b)	13,370	13,356,379
4.52%, 05/22/28, (30-day Avg SOFR + 0.34%)(a)(b)	4,531	4,527,546
USAA Auto Owner Trust
3.98%, 03/15/28(b)	10,735	10,729,377
5.25%, 03/15/27(b)	1,193	1,193,323
Volkswagen Auto Lease Trust
3.97%, 04/20/28	7,189	7,184,127
4.55%, 04/20/28, (30-day Avg SOFR + 0.37%)(a)	6,524	6,522,707
Total Asset-Backed Securities — 9.0% (Cost: $586,766,670)		588,027,277
Certificates of Deposit
Banco Santander SA
4.15%, 06/04/26	35,210	35,240,928
4.15%, 08/13/26	13,060	13,075,672
4.44%, 05/26/26	12,250	12,276,235
Banco Santander SA/New York, 4.52%, 03/05/26, (1-day SOFR + 0.25%)(a)	35,500	35,513,273
Bank of America NA, 4.63%, 10/02/26(a)	22,820	22,822,235
Bank Of America NA, 4.57%, 05/06/26(a)	6,300	6,306,921
Bank of Montreal, 4.67%, 08/25/26, (1-day SOFR + 0.40%)(a)	22,070	22,083,799
Bank of Montreal/Chicago, 4.74%, 05/20/26, (1-day SOFR + 0.24%)(a)	25,000	25,031,139
Barclays Bank PLC/New York, 4.68%, 04/21/26, (1-day SOFR + 0.44%)(a)	15,000	15,013,848
BNP Paribas SA
4.52%, 11/20/25, (1-day SOFR + 0.25%)(a)	20,000	20,001,600
4.55%, 02/19/26	20,000	20,031,020
Canadian Imperial Bank of Commerce
4.57%, 02/09/26, (1-day SOFR + 0.30%)(a)	28,500	28,515,809
4.62%, 11/12/25, (1-day SOFR + 0.35%)(a)	32,000	32,003,187
4.74%, 05/21/26, (1-day SOFR + 0.47%)(a)	5,000	5,007,634
Citibank N.A., 4.70%, 03/27/26, (1-day SOFR + 0.39%)(a)	22,820	22,837,270
Credit Agricole Corporate and Investment Bank/New York
4.18%, 05/26/26	18,620	18,634,153
4.40%, 07/31/26	30,000	30,076,383
4.41%, 11/07/25	22,600	22,601,690
4.51%, 11/12/25	10,000	10,001,528
Credit Industriel et Commercial/New York, 4.44%, 05/12/26	28,500	28,549,419
Deutsche Bank AG/New York NY
4.40%, 07/17/26	22,030	22,086,243
4.65%, 04/23/26, (1-day SOFR + 0.33%)(a)	19,000	19,007,399
KEB Hana Bank, 4.59%, 03/05/26	20,190	20,214,761
Korea Development Bank (The), 4.40%, 03/02/26	22,750	22,770,832
Lloyds Bank, 4.41%, 05/15/26	25,705	25,750,063
Mitsubishi UFJ Trust & Banking Corp./New York, 4.62%, 03/03/26, (1-day SOFR + 0.31%)(a)	25,000	25,012,082
Mizuho Bank Ltd.
4.47%, 12/08/25	15,000	15,005,640
4.59%, 03/11/26, (1-day SOFR + 0.32%)(a)	39,160	39,177,935
4.60%, 11/07/25	18,000	18,001,496
Schedule of Investments
26

Schedule of Investments (continued)
October 31, 2025
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
4.61%, 01/14/26	$13,000	$13,011,837
4.61%, 02/18/26, (1-day SOFR + 0.34%)(a)	21,000	21,012,501
MUFG Bank Ltd.
4.46%, 02/27/26	15,000	15,016,256
4.56%, 11/26/25, (1-day SOFR + 0.25%)(a)	22,000	22,002,523
4.56%, 12/03/25, (1-day SOFR + 0.37%)(a)	22,300	22,303,200
Natixis SA/New York NY
4.38%, 07/16/26	17,000	17,039,780
4.42%, 05/13/26	35,970	36,034,376
4.44%, 11/04/25	25,000	25,001,225
Nordea Bank Abp/New York
4.43%, 11/24/25	25,000	25,005,503
4.52%, 12/17/25, (1-day SOFR + 0.21%)(a)	7,070	7,071,450
4.56%, 03/17/26, (1-day SOFR + 0.25%)(a)	12,910	12,914,620
Oversea-Chinese Banking Corp. Ltd./New York, 4.51%, 11/04/25, (1-day SOFR + 0.24%)(a)	25,000	25,001,113
Standard Chartered Bank/New York, 4.60%, 02/11/26	25,270	25,298,891
State Street Bank & Trust Co., 4.52%, 05/27/26, (1-day SOFR + 0.25%)(a)	31,000	31,001,011
Sumitomo Mitsui Banking Corp.
4.27%, 04/15/26, (1-day SOFR + 0.23%)(a)	20,250	20,248,528
4.45%, 03/10/26	11,650	11,662,532
Sumitomo Mitsui Financial Group Inc., 4.43%, 03/04/26	33,620	33,651,583
Svenska Handelsbanken AB/New York, 4.61%, 11/12/25	14,000	14,002,073
Svenska Handelsbanken/New York
4.48%, 12/12/25, (1-day SOFR + 0.21%)(a)	15,000	15,002,324
4.65%, 04/30/26, (1-day SOFR + 0.38%)(a)	8,020	8,027,010
4.67%, 04/22/26, (1-day SOFR + 0.40%)(a)	19,250	19,268,764
Toronto-Dominion Bank, 4.54%, 03/04/26	8,320	8,331,988
Toronto-Dominion Bank/New York, 4.69%, 05/04/26, (1-day SOFR + 0.45%)(a)	7,720	7,728,268
Toronto-Dominion Bank/NY, 4.67%, 09/04/26, (1-day SOFR + 0.40%)(a)	29,200	29,222,464
UBS AG/Stamford CT, 4.64%, 11/03/25, (1-day SOFR + 0.35%)(a)	15,000	15,000,635
Total Certificates of Deposit — 17.1% (Cost: $1,111,634,990)		1,112,510,649
Commercial Paper
Albion Capital Corp. SA / Albion Capital LLC, 4.01%, 01/20/26	20,000	19,821,036
American Honda Finance Corp.
4.15%, 12/05/25	31,900	31,771,679
4.20%, 01/09/26	39,520	39,199,560
ANZ New Zealand International Ltd.
3.93%, 02/17/26(b)	26,940	26,623,134
3.95%, 06/04/26(b)	32,390	31,639,459
3.97%, 05/11/26(b)	17,500	17,137,120
Bank of Montreal, 3.95%, 06/15/26	15,000	14,635,034
Bank of Nova Scotia (The), 4.09%, 03/03/26(b)	30,000	29,586,798
Bay Square Funding LLC, 3.98%, 01/07/26	52,500	52,108,292
BofA Securities Inc., 4.00%, 06/05/26	35,130	34,303,022
BPCE SA, 4.00%, 03/03/26(b)	19,110	18,852,160
Britannia Funding Co LLC, 4.00%, 11/13/25(b)	11,000	10,984,124
Brookfield BRP Holdings Canada Inc.
4.11%, 11/13/25	1,350	1,347,999
4.11%, 11/25/25	9,050	9,024,254
Security	Par (000)	Value
4.13%, 11/06/25	$3,310	$3,307,725
4.13%, 11/10/25	3,420	3,416,079
Cabot Trail Funding LLC
4.02%, 03/09/26(b)	15,050	14,836,063
4.03%, 03/26/26	14,710	14,473,678
Canadian Imperial Bank of Commerce, 4.00%, 02/12/26(b)	8,820	8,719,128
CDP Financial Inc.
3.98%, 09/15/26(b)	25,000	24,147,327
4.05%, 03/09/26(b)	32,000	31,542,365
Citigroup Global Markets Inc., 4.61%, 03/20/26, (1-day SOFR + 0.30%)(a)(b)	5,680	5,682,495
Collateralized Commercial Paper V Co. LLC, 4.11%, 05/20/26, (1-day SOFR + 0.30%)(a)	29,720	29,720,000
COLT Mortgage Loan Trust, 4.10%, 11/05/25	8,730	8,725,031
Danske Bank A/S
3.96%, 10/30/26	23,600	22,690,699
3.98%, 11/05/25(b)	31,450	31,432,640
4.00%, 05/15/26(b)	10,000	9,786,614
DNB Bank ASA
3.95%, 07/30/26	20,000	19,420,502
3.98%, 05/01/26(b)	22,485	22,041,533
E.ON SE, 4.11%, 11/25/25(b)	15,830	15,784,965
Equitable Short Term Funding LLC, 3.96%, 12/15/25(b)	25,925	25,797,319
Evergy Kansas Central Inc., 4.05%, 11/03/25	13,600	13,595,413
Extra Space Storage LP, 4.15%, 11/04/25	21,995	21,984,852
Glencore Funding LLC, 4.18%, 11/18/25(b)	23,860	23,810,240
HSBC Bank PLC, 4.61%, 02/24/26, (1-day SOFR + 0.25%)(a)(b)	8,000	8,003,293
HSBC USA Inc.
3.99%, 11/06/25(b)	15,430	15,419,747
4.05%, 10/09/26	5,500	5,295,425
4.08%, 08/14/26(b)	12,410	12,019,279
4.09%, 06/09/26(b)	16,000	15,607,830
4.10%, 02/03/26(b)	23,000	22,753,783
4.10%, 05/19/26(b)	47,700	46,637,349
Hyundai Capital America, 4.12%, 11/12/25(b)	14,800	14,779,712
ING U.S. Funding LLC
3.95%, 07/28/26	20,000	19,424,000
4.49%, 12/23/25, (1-day SOFR + 0.25%)(a)(b)	35,000	35,006,429
4.55%, 11/14/25, (1-day SOFR + 0.24%)(a)(b)	15,000	15,000,973
Intrepid Funding Co LLC, 4.01%, 04/30/26(b)	20,250	19,849,898
Jackson National Life Short Term Funding LLC, 3.99%, 11/19/25(b)	10,000	9,978,974
Korea Development Bank (The), 4.00%, 03/23/26	15,000	14,765,421
Liberty Street Funding LLC, 3.98%, 11/21/25(b)	51,810	51,690,029
Lloyds Bank Corporate Markets PLC, 3.98%, 05/14/26	16,490	16,142,096
Lloyds Bank PLC
3.95%, 07/02/26	33,230	32,362,581
3.98%, 05/04/26	10,000	9,799,669
3.98%, 05/11/26	27,000	26,438,975
Macquarie Bank Ltd.
3.99%, 09/24/26(b)	24,000	23,157,398
4.00%, 03/19/26(b)	6,560	6,460,179
4.00%, 09/17/26(b)	28,610	27,625,856
4.01%, 07/20/26	4,750	4,615,341
4.02%, 05/19/26(b)	6,250	6,113,310
4.03%, 04/30/26(b)	6,500	6,370,933
Mondelez International Inc., 4.08%, 11/12/25(b)	8,690	8,678,196
MUFG Bank Ltd., 4.00%, 06/02/26	22,510	21,986,985
27
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
National Australia Bank Ltd., 4.56%, 03/17/26, (1-day SOFR + 0.25%)(a)(b)	$16,190	$16,195,259
National Bank of Canada
3.90%, 07/29/26(b)	15,500	15,057,737
3.93%, 11/04/25(b)	14,660	14,653,597
3.97%, 06/04/26(b)	32,670	31,910,619
4.61%, 04/24/26, (1-day SOFR + 0.30%)(a)(b)	20,240	20,242,874
Nationwide Building Society, 4.04%, 03/25/26(b)	13,050	12,840,977
NextEra Energy Capital Holdings Inc.
4.10%, 11/19/25	8,750	8,731,100
4.12%, 12/05/25	13,830	13,774,804
Nutrien Ltd.
4.12%, 11/14/25	8,000	7,987,218
4.12%, 11/18/25	7,285	7,270,018
Penske Truck Leasing Co. LP
4.13%, 11/04/25	17,760	17,751,855
4.19%, 11/12/25	18,330	18,304,409
4.23%, 12/19/25	8,505	8,456,258
4.23%, 01/20/26	50,200	49,726,232
4.25%, 12/08/25	8,080	8,043,923
Protective Life Short Term Funding LLC, 4.03%, 08/26/26(b)	8,250	7,982,595
Pure Grove Funding
3.98%, 11/18/25(b)	33,000	32,934,396
3.98%, 09/10/26(b)	32,500	31,409,319
4.03%, 02/09/26	13,780	13,625,951
4.04%, 02/25/26(b)	17,050	16,828,904
Ridgefield Funding Co. LLC, 3.99%, 02/27/26(b)	17,171	16,947,480
Royal Bank of Canada, 3.96%, 05/27/26(b)	15,000	14,664,484
Salisbury Receivables Co. LLC, 3.97%, 11/03/25(b)	45,950	45,934,791
Skandinaviska Enskilda Banken AB
3.99%, 05/27/26(b)	24,870	24,309,855
4.67%, 04/22/26, (1-day SOFR + 0.40%)(a)(b)	20,350	20,371,013
SPIRE Inc., 4.13%, 11/10/25	8,540	8,530,209
Sumitomo Corp. of Americas, 4.10%, 11/21/25	13,370	13,338,070
VW Credit Inc.
4.12%, 11/03/25(b)	5,820	5,818,003
4.16%, 01/06/26	21,665	21,498,663
4.16%, 02/19/26	12,000	11,848,103
4.16%, 03/05/26	16,370	16,136,827
4.17%, 03/20/26(b)	15,460	15,213,566
4.17%, 07/01/26	10,310	10,027,803
Washington Morgan Capital Co. LLC, 4.62%, 12/19/25, (1-day SOFR + 0.35%)(a)(b)	25,000	25,002,054
Western Union Co. (The), 4.03%, 11/03/25	21,000	20,992,952
Westpac Banking Corp., 4.49%, 12/18/25, (1-day SOFR + 0.22%)(a)(b)	26,000	26,004,381
Westpac Securities NZ Ltd.
3.92%, 10/27/26	33,000	31,752,967
3.94%, 09/18/26(b)	18,700	18,063,213
Total Commercial Paper — 29.0% (Cost: $1,883,610,152)		1,884,114,479
Corporate Bonds & Notes
Aerospace & Defense — 0.2%
General Dynamics Corp., 3.50%, 04/01/27(c)	6,265	6,238,201
RTX Corp., 5.00%, 02/27/26	5,590	5,598,990
		11,837,191
Agriculture — 0.3%
Philip Morris International Inc., 3.88%, 10/27/28	21,960	21,842,075
Security	Par (000)	Value
Auto Manufacturers — 5.1%
American Honda Finance Corp.
4.40%, 10/05/26(c)	$13,820	$13,861,489
4.60%, 01/12/26, (1-day SOFR + 0.50%)(a)	14,260	14,266,608
4.75%, 07/15/26, (1-day SOFR + 0.65%)(a)(c)	7,500	7,508,083
4.79%, 05/21/26, (1-day SOFR + 0.55%)(a)	10,955	10,966,193
4.83%, 10/05/26, (1-day SOFR Index + 0.72%)(a)	10,000	10,024,390
BMW U.S. Capital LLC
4.65%, 08/13/26(b)	5,695	5,717,734
5.07%, 08/13/26, (1-day SOFR Index + 0.80%)(a)(b)	13,660	13,707,027
Daimler Truck Finance North America LLC
4.30%, 08/12/27(b)	9,085	9,105,472
4.95%, 01/13/28(b)	8,705	8,817,795
5.00%, 01/15/27(b)	10,660	10,758,742
Hyundai Capital America
4.30%, 09/24/27(b)(c)	13,825	13,835,489
4.85%, 03/25/27(b)(c)	14,215	14,321,536
5.15%, 09/24/27, (1-day SOFR + 1.03%)(a)(b)	13,825	13,895,676
5.25%, 01/08/27(b)	12,500	12,630,010
5.25%, 06/23/27, (1-day SOFR + 1.12%)(a)(b)	15,375	15,453,071
5.45%, 06/24/26(b)(c)	8,765	8,827,435
5.95%, 09/21/26(b)	15,400	15,614,156
6.25%, 11/03/25(b)	15,600	15,600,000
Mercedes-Benz Finance North America LLC
4.78%, 01/09/26, (1-day SOFR + 0.67%)(a)(b)	15,240	15,248,583
4.88%, 07/31/26(b)(c)	13,690	13,772,315
4.90%, 01/09/26(b)	15,240	15,259,559
Toyota Motor Credit Corp.
4.35%, 10/08/27(c)	13,670	13,789,116
4.55%, 04/10/26, (1-day SOFR Index + 0.45%)(a)	13,670	13,685,206
5.20%, 05/15/26(c)	13,955	14,039,604
Volkswagen Group of America Finance LLC
4.45%, 09/11/27(b)	18,010	18,046,462
4.96%, 03/20/26, (1-day SOFR + 0.83%)(a)(b)	14,160	14,172,602
		332,924,353
Banks — 11.5%
ASB Bank Ltd., 5.35%, 06/15/26(b)	13,000	13,096,673
Australia & New Zealand Banking Group Ltd., 5.09%, 12/08/25	10,810	10,817,047
Australia & New Zealand Banking Group Ltd./New York, 4.75%, 01/18/27	15,240	15,389,223
Bank of New York Mellon Corp. (The), 4.44%, 06/09/28, (1-day SOFR + 0.68%)(a)	5,610	5,646,090
Banque Federative du Credit Mutuel SA
4.94%, 01/26/26(b)	17,400	17,429,476
5.09%, 01/23/27(b)	15,260	15,425,398
BPCE SA
5.10%, 01/26/26(b)(c)	15,230	15,255,357
5.20%, 01/18/27(b)(c)	9,455	9,569,563
Citibank N.A.
4.99%, 08/06/26, (1-day SOFR + 0.71%)(a)(c)	8,400	8,421,290
5.49%, 12/04/26	15,380	15,603,501
Commonwealth Bank of Australia, 4.75%, 11/27/26, (1-day SOFR + 0.46%)(a)(b)	13,900	13,894,711
Commonwealth Bank of Australia/New York, 4.42%, 03/14/28	14,015	14,184,383
Cooperatieve Rabobank UA/NY
4.37%, 05/27/27	45,780	46,123,989
4.88%, 01/21/28(c)	26,305	26,893,457
Goldman Sachs Bank USA/New York
4.91%, 03/18/27, (1-day SOFR + 0.77%)(a)	14,180	14,202,206
Schedule of Investments
28

Schedule of Investments (continued)
October 31, 2025
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.28%, 03/18/27, (1-day SOFR + 0.78%)(a)	$14,180	$14,232,580
JPMorgan Chase & Co., 1.58%, 04/22/27, (1-day SOFR + 0.89%)(a)	26,260	25,938,505
JPMorgan Chase Bank N.A., 5.11%, 12/08/26	12,000	12,142,726
KeyBank NA, 4.70%, 01/26/26	3,275	3,276,595
Macquarie Bank Ltd., 5.39%, 12/07/26(b)	6,210	6,304,573
Morgan Stanley Private Bank N.A., 4.47%, 07/06/28, (1-day SOFR + 0.77%)(a)	4,710	4,733,545
National Australia Bank Ltd.
4.78%, 03/06/28, (1-day SOFR + 0.50%)(a)(b)	13,400	13,445,234
4.84%, 01/29/26, (1-day SOFR + 0.55%)(a)(b)	15,220	15,228,252
National Australia Bank Ltd./New York
4.31%, 06/13/28(c)	12,095	12,207,024
4.75%, 12/10/25	10,290	10,292,284
4.97%, 01/12/26(c)	17,800	17,825,981
National Securities Clearing Corp., 4.35%, 05/20/27(b)(c)	26,590	26,767,840
NatWest Markets PLC
4.17%, 11/06/28(b)	32,250	32,242,570
4.79%, 03/21/28(b)	22,400	22,736,886
Nordea Bank Abp, 4.84%, 03/17/28, (1-day SOFR + 0.70%)(a)(b)	11,765	11,830,124
PNC Bank N.A.
4.54%, 05/13/27, (1-day SOFR + 0.63%)(a)	22,560	22,592,518
4.60%, 01/15/27, (1-day SOFR + 0.50%)(a)	13,805	13,808,900
Skandinaviska Enskilda Banken AB, 4.38%, 06/02/28(b)(c)	30,540	30,833,386
State Street Bank & Trust Co., 4.69%, 11/25/26, (1-day SOFR + 0.46%)(a)	5,720	5,741,549
Sumitomo Mitsui Financial Group Inc., 5.46%, 01/13/26	17,800	17,842,595
Sumitomo Mitsui Trust Bank Ltd.
4.45%, 09/10/27(b)(c)	13,820	13,917,888
5.65%, 09/14/26(b)(c)	12,000	12,159,824
Svenska Handelsbanken AB, 4.38%, 05/23/28(b)	12,460	12,587,232
Truist Bank, 4.42%, 07/24/28, (1-day SOFR + 0.77%)(a)	36,315	36,454,892
UBS AG/Stamford CT, 4.86%, 01/10/28, (1-day SOFR + 0.72%)(a)	16,755	16,887,573
United Overseas Bank Ltd., 4.84%, 04/02/28, (1-day SOFR Index + 0.58%)(a)(b)(c)	14,125	14,167,375
Wells Fargo & Co.
4.86%, 01/24/28, (1-day SOFR + 0.78%)(a)	13,160	13,193,058
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.78%)(a)	9,200	9,276,501
Wells Fargo Bank NA
4.81%, 01/15/26	15,250	15,259,913
4.81%, 01/15/26, (1-day SOFR + 0.71%)(a)	15,250	15,259,132
Westpac Banking Corp.
4.78%, 03/06/28, (1-day SOFR + 0.50%)(a)(b)	13,570	13,588,202
5.01%, 11/17/25, (1-day SOFR + 0.72%)(a)	15,440	15,443,566
		750,171,187
Beverages — 0.2%
PepsiCo Inc., 5.25%, 11/10/25	15,440	15,442,806
Commercial Services — 0.3%
PayPal Holdings Inc.
4.45%, 03/06/28	6,610	6,675,355
4.86%, 03/06/28, (1-day SOFR + 0.67%)(a)	10,625	10,658,239
		17,333,594
Security	Par (000)	Value
Computers — 0.6%
Accenture Capital Inc., 3.90%, 10/04/27(c)	$9,390	$9,409,785
International Business Machines Corp., 3.30%, 05/15/26	27,435	27,333,219
		36,743,004
Distribution & Wholesale — 0.1%
Mitsubishi Corp., 4.00%, 09/09/28(b)	5,660	5,661,330
Diversified Financial Services — 1.3%
American Express Co., 4.83%, 04/23/27, (1-day SOFR + 0.75%)(a)	13,960	13,980,147
CDP Financial Inc., 4.50%, 02/13/26(b)	9,219	9,226,906
Equitable America Global Funding
3.95%, 09/15/27(b)	4,530	4,523,835
4.65%, 06/09/28(b)	22,850	23,087,286
4.87%, 09/15/27, (1-day SOFR + 0.71%)(a)(b)	16,395	16,409,127
USAA Capital Corp., 4.38%, 06/01/28(b)	15,395	15,539,230
		82,766,531
Electric — 1.3%
DTE Electric Co., 4.25%, 05/14/27	1,880	1,891,527
Florida Power & Light Co., 4.45%, 05/15/26(c)	7,965	7,977,579
National Rural Utilities Cooperative Finance Corp.
4.40%, 10/30/26, (1-day SOFR + 0.33%)(a)	16,125	16,128,495
4.75%, 02/07/28	6,125	6,213,984
NextEra Energy Capital Holdings Inc.
4.69%, 09/01/27	9,825	9,931,093
4.83%, 01/29/26, (1-day SOFR Index + 0.76%)(a)	15,380	15,399,567
4.85%, 02/04/28(c)	10,270	10,456,210
WEC Energy Group Inc., 4.75%, 01/09/26(c)	10,000	9,998,582
Wisconsin Public Service Corp., 5.35%, 11/10/25	8,520	8,520,297
		86,517,334
Electronics — 0.7%
Amphenol Corp.
3.80%, 11/15/27	27,270	27,189,528
4.59%, 11/15/27, (1-day SOFR + 0.53%)(a)	10,795	10,815,521
4.75%, 03/30/26(c)	2,840	2,847,359
5.05%, 04/05/27(c)	5,800	5,882,533
		46,734,941
Environmental Control — 0.1%
Waste Management Inc., 4.95%, 07/03/27	9,390	9,544,109
Food — 0.3%
Mars Inc., 4.45%, 03/01/27(b)(c)	17,705	17,819,389
Health Care - Products — 0.6%
Stryker Corp., 4.55%, 02/10/27(c)	26,280	26,445,440
Thermo Fisher Scientific Inc., 5.00%, 12/05/26(c)	10,000	10,099,889
		36,545,329
Health Care - Services — 0.3%
Roche Holdings Inc., 5.27%, 11/13/26(b)	13,170	13,339,258
UnitedHealth Group Inc., 4.75%, 07/15/26(c)	3,995	4,016,169
		17,355,427
Insurance — 5.5%
Athene Global Funding
4.83%, 05/09/28(b)(c)	52,090	52,548,710
4.84%, 07/16/26, (1-day SOFR Index + 0.75%)(a)(b)	18,505	18,544,046
4.96%, 08/10/26, (1-day SOFR + 0.68%)(a)(b)	7,190	7,202,583
5.14%, 03/06/28, (1-day SOFR Index + 0.95%)(a)(b)	48,025	48,087,432
29
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
MassMutual Global Funding II
4.30%, 10/22/27(b)(c)	$9,274	$9,319,443
4.45%, 03/27/28(b)	28,446	28,694,897
5.08%, 07/10/26, (1-day SOFR + 0.98%)(a)(b)	15,252	15,328,855
Metropolitan Life Global Funding I
4.15%, 08/25/28(b)	6,820	6,837,551
5.00%, 01/06/26(b)(c)	10,000	10,012,180
New York Life Global Funding, 4.67%, 01/16/26, (1-day SOFR Index + 0.58%)(a)(b)	25,000	25,021,180
Northwestern Mutual Global Funding
4.13%, 08/25/28(b)(c)	7,580	7,613,133
4.49%, 03/21/28(b)	20,970	21,187,849
Pacific Life Global Funding II, 4.78%, 02/04/27, (1-day SOFR + 0.48%)(a)(b)(c)	23,140	23,164,842
Pricoa Global Funding I, 4.40%, 08/27/27(b)	8,500	8,557,384
Principal Life Global Funding II
4.25%, 08/18/28(b)	6,315	6,331,975
4.60%, 08/19/27(b)	13,570	13,692,788
Protective Life Global Funding
4.99%, 01/12/27(b)(c)	15,250	15,398,835
5.02%, 09/11/28, (1-day SOFR + 0.85%)(a)(b)(c)	30,000	30,082,800
5.37%, 01/06/26(b)(c)	10,000	10,019,636
		357,646,119
Lodging — 0.2%
Marriott International Inc./MD, 4.20%, 07/15/27	16,290	16,340,502
Machinery — 1.2%
Caterpillar Financial Services Corp.
4.35%, 05/15/26(c)	15,800	15,834,699
4.49%, 01/07/27, (1-day SOFR + 0.38%)(a)	10,545	10,555,799
4.50%, 01/07/27	13,130	13,220,950
John Deere Capital Corp.
4.20%, 07/15/27	5,820	5,854,298
4.80%, 01/09/26(c)	17,800	17,816,083
Series ., 4.50%, 01/08/27(c)	13,130	13,222,824
		76,504,653
Manufacturing — 0.6%
Siemens Funding BV, 4.35%, 05/26/28(b)	37,720	38,089,499
Mining — 0.2%
Rio Tinto Finance USA PLC
4.38%, 03/12/27(c)	5,585	5,620,145
5.00%, 03/14/28, (1-day SOFR Index + 0.84%)(a)	7,450	7,524,182
		13,144,327
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 4.73%, 02/20/26, (1-day SOFR + 0.49%)(a)(c)	8,820	8,827,497
Pipelines — 0.2%
Enterprise Products Operating LLC, 5.05%, 01/10/26(c)	12,365	12,380,623
Retail — 1.0%
Home Depot Inc. (The), 5.15%, 06/25/26(c)	12,655	12,751,142
Lowe's Companies Inc.
3.95%, 10/15/27	31,940	31,885,186
4.80%, 04/01/26(c)	6,660	6,673,139
Starbucks Corp., 4.85%, 02/08/27	14,940	15,065,520
		66,374,987
Semiconductors — 0.2%
Advanced Micro Devices Inc., 4.21%, 09/24/26	14,045	14,082,352
Security	Par (000)	Value
Software — 0.2%
Intuit Inc., 5.25%, 09/15/26	$11,165	$11,278,025
Telecommunications — 0.8%
NBN Co. Ltd., 4.00%, 10/01/27(b)(c)	27,660	27,537,294
NTT Finance Corp., 4.57%, 07/16/27(b)	15,670	15,787,765
Verizon Communications Inc., 4.13%, 03/16/27(c)	8,305	8,308,916
		51,633,975
Total Corporate Bonds & Notes — 33.1% (Cost: $2,144,363,460)		2,155,541,159
Municipal Debt Obligations
New York — 0.3%
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.48%, 05/01/27	1,670	1,685,122
4.51%, 11/01/26	14,325	14,413,408
Taxable Municipal Funding Trust RB, VRDN, 4.35%, 12/05/25(b)(d)	840	840,000
		16,938,530
Total Municipal Debt Obligations — 0.3% (Cost $16,835,000)		16,938,530
Repurchase Agreements(e)
Bank of America Securities Inc., 4.16%, 11/01/25 (Purchased on 10/30/25 to be repurchased at $54,756,327, collateralized by non-agency mortgage-backed security, 2.34% to 7.93%, due 02/25/34 to 08/25/56, par and fair value of $68,020,314 and $58,582,500, respectively)	54,750	54,750,000
Bank of America Securities Inc., 4.37%, 11/1/25 (Purchased on 10/31/25 to be repurchased at $19,002,306, collateralized by non-agency mortgage-backed security, 3.65% to 10.84%, due 07/07/27 to 12/15/44, par and fair value of $34,972,077 and $20,716,541, respectively)	19,000	19,000,000
BNP Paribas., 4.41%, 11/01/25 (Purchased on 10/31/25 to be repurchased at $46,755,727, collateralized by non-agency mortgage-backed security, 0.00% to 9.75%, due 11/15/25 to 1/15/84, par and fair value of $49,438,006 and $50,721,610, respectively)	46,750	46,750,000
Citigroup Global Markets Inc, 4.35%, 11/01/25 (Purchased on 10/30/25 to be repurchased at $96,011,600, collateralized by non-agency mortgage-backed security, 0.90% to 6.89%, due 11/15/28 to 07/25/69, par and fair value of $169,575,172 and $110,400,001, respectively).	96,000	96,000,000
Citigroup Global Markets Inc, 4.37%, 11/01/25 (Purchased on 10/31/25 to be repurchased at $12,001,457, collateralized by non-agency mortgage-backed security, 3.50% to 6.89%, due 11/05/28 to 07/25/69, par and fair value of $18,120,123 and $13,800,715, respectively).	12,000	12,000,000
Schedule of Investments
30

Schedule of Investments (continued)
October 31, 2025
iShares® Ultra Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Duetsche Bank Securities, 4.32%, 11/1/25 (Purchased on 10/30/25 to be repurchased at $30,003,600, collateralized by non-agency mortgage-backed security, 2.50% to 11.78%, due 05/15/26 to 01/15/84, par and fair value of $32,739,000 and $32,013,468, respectively)	$30,000	$30,000,000
Goldman Sachs & Co. LLC, 4.56%, 11/01/25 (Purchased on 10/31/25 to be repurchased at $90,011,400, collateralized by U.S. Government Agency and non-agency mortgage-backed security, 1.48% to 7.25%, due 07/15/27 to 12/31/79, par and fair value of $149,437,921 and $94,584,565, respectively)	90,000	90,000,000
Mizuho Securities USA Inc., 4.32%, 11/01/25 (Purchased on 10/31/25 to be repurchased at $6,000,720, collateralized by non-agency mortgage-backed security, 2.53% to 5.32%, due 01/18/28 to 04/20/33, par and fair value of $6,681,592 and $6,300,001, respectively)	6,000	6,000,000
Mizuho Securities USA Inc., 4.42%, 11/01/25 (Purchased on 10/31/25 to be repurchased at $120,014,733, collateralized by non-agency mortgage-backed security, 2.65% to 9.68%, due 2/15/29 to 11/20/51, par and fair value of $143,554,289 and $129,606,610, respectively).	120,000	120,000,000
Morgan Stanley and Co LLC., 4.59%, 11/01/25 (Purchased on 10/31/25 to be repurchased at $35,004,463, collateralized by non-agency mortgage-backed security, 4.21% to 12.04%, due 09/17/29 to 03/25/70, par and fair value of $97,015,544 and $39,924,168, respectively)	35,000	35,000,000
Wells Fargo Securities, 4.46%, 11/1/25 (Purchased on 10/31/25 to be repurchased at $90,011,150, collateralized by non-agency mortgage-backed security, 5.50% to 6.70%, due 02/10/36 to 09/25/70, par and fair value of $118,059,721 and $97,490,741, respectively)	90,000	90,000,000
Total Repurchase Agreements — 9.2% (Cost: $599,500,000)		599,500,000
U.S. Government Obligations
U.S. Government Obligations — 2.6%
U.S. Treasury Note/Bond
1.63%, 02/15/26(c)	11,860	11,783,443
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.50%, 09/30/26	$13,825	$13,793,030
3.75%, 08/31/26	27,420	27,414,216
3.88%, 03/31/27	30,000	30,087,891
3.88%, 05/31/27	25,000	25,087,890
4.13%, 10/31/26	41,195	41,344,975
4.88%, 11/30/25	21,000	21,011,874
Total U.S. Government Obligations — 2.6% (Cost: $169,844,378)		170,523,319
	Shares
Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(f)(g)(h)	56,444,686	56,472,908
Total Money Market Funds — 0.9% (Cost: $56,448,749)		56,472,908
Total Investments — 101.2% (Cost: $6,569,003,399)		6,583,628,321
Liabilities in Excess of Other Assets — (1.2)%		(77,446,603)
Net Assets — 100.0%		$6,506,181,718

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)	Maturity date represents next reset date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
31
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Ultra Short Duration Bond Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%	$105,164,428	$—	$(48,681,839)(a)	$2,814	$(12,495)	$56,472,908	56,444,686	$222,582 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	—	0 (a)	—	—	—	—	—	271,601	—
				$2,814	$(12,495)	$56,472,908		$494,183	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Asset-Backed Securities	$—	$588,027,277	$—	$588,027,277
Certificates of Deposit	—	1,112,510,649	—	1,112,510,649
Commercial Paper	—	1,884,114,479	—	1,884,114,479
Corporate Bonds & Notes	—	2,155,541,159	—	2,155,541,159
Municipal Debt Obligations	—	16,938,530	—	16,938,530
Repurchase Agreements	—	599,500,000	—	599,500,000
U.S. Government & Agency Obligations	—	170,523,319	—	170,523,319
Money Market Funds	56,472,908	—	—	56,472,908
	$56,472,908	$6,527,155,413	$—	$6,583,628,321
See notes to financial statements.
Schedule of Investments
32

Statements of Assets and Liabilities
October 31, 2025

	iShares Short Duration Bond Active ETF	iShares Ultra Short Duration Bond Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$3,706,593,908	$5,927,655,413
Investments, at value—affiliated(c)	98,866,025	56,472,908
Cash	—	1,191,098
Cash pledged:
Futures contracts	8,636,000	—
Centrally cleared swaps	241,588	—
Foreign currency, at value(d)	5,253,197	—
Repurchase agreements, at value—unaffiliated(e)	—	599,500,000
Receivables:
Investments sold	397,443	—
Securities lending income—affiliated	19,871	13,058
Capital shares sold	—	40,584,353
Dividends—affiliated	194,058	14,415,275
Interest—unaffiliated	22,751,345	25,307,580
Variation margin on futures contracts	130,698	—
Unrealized appreciation on forward foreign currency exchange contracts	4,884,482	—
Total assets	3,847,968,615	6,665,139,685
LIABILITIES
Bank overdraft	1,337,070	—
Collateral on securities loaned, at value	61,081,153	56,473,490
Payables:
Investments purchased	17,294,483	102,049,423
Investment advisory fees	786,493	435,054
Variation margin on centrally cleared swaps	140,977	—
Total liabilities	80,640,176	158,957,967
Commitments and contingent liabilities
NET ASSETS	$3,767,328,439	$6,506,181,718
NET ASSETS CONSIST OF
Paid-in capital	$3,737,662,453	$6,469,612,741
Accumulated earnings	29,665,986	36,568,977
NET ASSETS	$3,767,328,439	$6,506,181,718
NET ASSET VALUE
Shares outstanding	73,550,000	128,250,000
Net asset value	$51.22	$50.73
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$3,673,899,861	$5,913,054,650
(b) Securities loaned, at value	$59,038,461	$54,719,211
(c) Investments, at cost—affiliated	$98,857,450	$56,448,749
(d) Foreign currency, at cost	$5,340,575	$—
(e) Repurchase agreements, at cost—unaffiliated	$—	$599,500,000
See notes to financial statements.
33
2025 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended October 31, 2025

	iShares Short Duration Bond Active ETF	iShares Ultra Short Duration Bond Active ETF
INVESTMENT INCOME
Dividends—affiliated	$3,279,102	$271,601
Interest—unaffiliated	152,833,436	277,903,375
Securities lending income—affiliated—net	205,524	222,582
Other income—unaffiliated	27,513	—
Foreign taxes withheld	(4,655)	—
Total investment income	156,340,920	278,397,558
EXPENSES
Investment advisory	8,124,967	4,667,959
Interest expense	—	7,127
Total expenses	8,124,967	4,675,086
Less:
Investment advisory fees waived	(69,221)	—
Total expenses after fees waived	8,055,746	4,675,086
Net investment income	148,285,174	273,722,472
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	17,243,913	1,514,580
Investments—affiliated	(53,636)	2,814
Forward foreign currency exchange contracts	(4,450,304)	—
Foreign currency transactions	(786,853)	—
Futures contracts	2,153,549	—
In-kind redemptions—unaffiliated(a)	310,114	—
Swaps	3,624,964	—
	18,041,747	1,517,394
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	18,012,573	5,027,019
Investments—affiliated	(11,556)	(12,495)
Forward foreign currency exchange contracts	1,176,011	—
Foreign currency translations	(80,292)	—
Futures contracts	(4,500,817)	—
Swaps	(1,098,087)	—
	13,497,832	5,014,524
Net realized and unrealized gain	31,539,579	6,531,918
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$179,824,753	$280,254,390
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
34

Statements of Changes in Net Assets

	iShares Short Duration Bond Active ETF		iShares Ultra Short Duration Bond Active ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$148,285,174	$149,705,912	$273,722,472	$299,271,761
Net realized gain	18,041,747	10,820,049	1,517,394	832,673
Net change in unrealized appreciation (depreciation)	13,497,832	46,835,031	5,014,524	34,912,696
Net increase in net assets resulting from operations	179,824,753	207,360,992	280,254,390	335,017,130
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(148,345,230)	(156,915,541)	(272,627,783)	(304,374,014)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	819,896,027	(259,447,864)	976,950,220	(741,291,296)
NET ASSETS
Total increase (decrease) in net assets	851,375,550	(209,002,413)	984,576,827	(710,648,180)
Beginning of year	2,915,952,889	3,124,955,302	5,521,604,891	6,232,253,071
End of year	$3,767,328,439	$2,915,952,889	$6,506,181,718	$5,521,604,891

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
35
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Short Duration Bond Active ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$50.76	$49.92	$49.16	$50.07	$50.15
Net investment income(a)	2.32	2.52	2.00	0.58	0.38
Net realized and unrealized gain (loss)(b)	0.49	0.95	0.73	(0.95)	(0.03)
Net increase (decrease) from investment operations	2.81	3.47	2.73	(0.37)	0.35
Distributions from net investment income(c)	(2.35)	(2.63)	(1.97)	(0.54)	(0.43)
Net asset value, end of year	$51.22	$50.76	$49.92	$49.16	$50.07
Total Return(d)
Based on net asset value	5.70%	7.10%	5.67%	(0.75)%	0.70%
Ratios to Average Net Assets(e)
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Total expenses after fees waived	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	4.56%	4.99%	4.03%	1.17%	0.76%
Supplemental Data
Net assets, end of year (000)	$3,767,328	$2,915,953	$3,124,955	$4,230,166	$4,854,200
Portfolio turnover rate(f)	163%	164%	40%	44%	55%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
36

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Ultra Short Duration Bond Active ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$50.68	$50.40	$49.99	$50.45	$50.54
Net investment income(a)	2.37	2.64	2.21	0.61	0.22
Net realized and unrealized gain (loss)(b)	0.06	0.32	0.34	(0.60)	(0.07)
Net increase from investment operations	2.43	2.96	2.55	0.01	0.15
Distributions from net investment income(c)	(2.38)	(2.68)	(2.14)	(0.47)	(0.24)
Net asset value, end of year	$50.73	$50.68	$50.40	$49.99	$50.45
Total Return(d)
Based on net asset value	4.93%	6.03%	5.22%	0.03%	0.29%
Ratios to Average Net Assets(e)
Total expenses	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income	4.69%	5.24%	4.41%	1.22%	0.44%
Supplemental Data
Net assets, end of year (000)	$6,506,182	$5,521,605	$6,232,253	$7,053,541	$5,806,662
Portfolio turnover rate(f)	49%	59%	41%	27%	47%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
37
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Short Duration Bond Active	Diversified
Ultra Short Duration Bond Active(a)	Diversified

(a)	Formerly the iShares Ultra Short-Term Bond Active ETF.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Notes to Financial Statements
38

Notes to Financial Statements  (continued)
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
• Repurchase agreements are valued at amortized cost, which approximates market value.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
39
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund. In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty.  As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral.  The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
Notes to Financial Statements
40

Notes to Financial Statements  (continued)
The following table summarizes the open repurchase agreements as of October 31, 2025 which are subject to offset under an MRA:
iShares ETF and Counterparty	Market Value of Repurchase Agreements	Cash Collateral Received at value	Non-Cash Collateral Received at Fair Value	Net Amount
Ultra Short Duration Bond Active
Bank of America Securities Inc.	$73,750,000	$—	$73,750,000	$—
BNP Paribas	46,750,000	—	46,750,000	—
Citigroup Global Markets Inc.	108,000,000	—	108,000,000	—
Duetsche Bank Co. LLC	30,000,000	—	30,000,000	—
Goldman Sachs & Co. LLC	90,000,000	—	90,000,000	—
Mizuho Securities USA Inc.	126,000,000	—	126,000,000	—
Morgan Stanley Co. LLC	35,000,000	—	35,000,000	—
Wells Fargo Securities	90,000,000	—	90,000,000	—
	$599,500,000	$—	$599,500,000	$—
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
41
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Short Duration Bond Active
Barclays Bank PLC	$3,027,725	$(3,027,725)	$—	$—
Barclays Capital, Inc.	337,981	(337,981)	—	—
BMO Capital Markets Corp.	496,820	(496,820)	—	—
BNP Paribas SA	815,969	(815,969)	—	—
BofA Securities, Inc.	257,108	(257,108)	—	—
Citadel Clearing LLC	19,253	(19,253)	—	—
Citigroup Global Markets, Inc.	4,184,852	(4,184,852)	—	—
Deutsche Bank Securities, Inc.	23,497,834	(23,497,834)	—	—
Goldman Sachs & Co. LLC	1,736,895	(1,736,895)	—	—
J.P. Morgan Securities LLC	11,790,204	(11,790,204)	—	—
Jefferies LLC	65,073	(65,073)	—	—
Morgan Stanley	634,211	(634,211)	—	—
National Bank Financial Inc.	729,389	(729,389)	—	—
Pershing LLC	53,304	(53,304)	—	—
RBC Capital Markets LLC	3,576,225	(3,576,225)	—	—
Scotia Capital (USA), Inc.	3,048,496	(3,048,496)	—	—
State Street Bank & Trust Co.	61,055	(61,055)	—	—
TD Prime Services LLC	101,802	(101,802)	—	—
Toronto-Dominion Bank	149,560	(149,560)	—	—
UBS AG	16,321	(16,321)	—	—
UBS Securities LLC	3,453,883	(3,453,883)	—	—
Wells Fargo Securities LLC	984,501	(984,501)	—	—
	$59,038,461	$(59,038,461)	$—	$—
Ultra Short Duration Bond Active
Barclays Bank PLC	$5,650,313	$(5,650,313)	$—	$—
BMO Capital Markets Corp.	1,585,487	(1,585,487)	—	—
BNP Paribas SA	219,541	(219,541)	—	—
BofA Securities, Inc.	12,052,326	(12,052,326)	—	—
Goldman Sachs & Co. LLC	654,207	(654,207)	—	—
J.P. Morgan Securities LLC	15,988,781	(15,988,781)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	1,765,131	(1,765,131)	—	—
Morgan Stanley and Co LLC	756,474	(756,474)	—	—
National Bank Financial Inc.	100,530	(100,530)	—	—
Toronto-Dominion Bank	201,203	(201,203)	—	—
UBS Securities LLC	15,442,439	(15,442,439)	—	—
Wells Fargo Securities LLC	302,779	(302,779)	—	—
	$54,719,211	$(54,719,211)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Notes to Financial Statements
42

Notes to Financial Statements  (continued)
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund's counterparty on the swap. Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
43
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Short Duration Bond Active	0.25%
Ultra Short Duration Bond Active	0.08
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Short Duration Bond Active ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2030 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended October 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Short Duration Bond Active	$69,221
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements
44

Notes to Financial Statements  (continued)
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Short Duration Bond Active	$83,200
Ultra Short Duration Bond Active	87,698
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. PURCHASES AND SALES
For the year ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Short Duration Bond Active	$3,777,685,434	$3,830,226,689	$1,937,991,580	$1,328,759,701
Ultra Short Duration Bond Active	95,986,925	61,920,000	1,831,582,956	1,237,562,447
For the year ended October 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Short Duration Bond Active	$—	$16,944,038
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Short Duration Bond Active	$307,464	$ (307,464)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/25	Year Ended 10/31/24
Short Duration Bond Active
Ordinary income	$148,345,230	$156,915,541
Ultra Short Duration Bond Active
Ordinary income	$272,627,783	$304,374,014
45
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Short Duration Bond Active	$18,855,482	$(16,310,349)	$27,120,853	$29,665,986
Ultra Short Duration Bond Active	24,635,761	(2,691,706)	14,624,922	36,568,977

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, amortization methods for premiums and discounts on fixed income securities and the accounting for foreign currency transactions.

For the year ended October 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF	Utilized
Short Duration Bond Active	$16,402,067
Ultra Short Duration Bond Active	1,340,279
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Duration Bond Active	$3,778,339,867	$33,480,906	$(6,268,631)	$27,212,275
Ultra Short Duration Bond Active	6,569,003,399	15,154,783	(529,861)	14,624,922
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Notes to Financial Statements
46

Notes to Financial Statements  (continued)
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
Short Duration Bond Active
Shares sold	17,350,000	$883,145,581	1,100,000	$55,761,129
Shares redeemed	(1,250,000)	(63,249,554)	(6,250,000)	(315,208,993)
	16,100,000	$819,896,027	(5,150,000)	$(259,447,864)
Ultra Short Duration Bond Active
Shares sold	35,950,000	$1,818,869,979	6,900,000	$348,710,548
Shares redeemed	(16,650,000)	(841,919,759)	(21,600,000)	(1,090,001,844)
	19,300,000	$976,950,220	(14,700,000)	$(741,291,296)
47
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
48

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares U.S. ETF Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares U.S. ETF Trust, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares Short Duration Bond Active ETF
iShares Ultra Short Duration Bond Active ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
49
2025 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
iShares ETF	Federal Obligation Interest
Short Duration Bond Active	$35,323,075
Ultra Short Duration Bond Active	6,422,563
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
iShares ETF	Interest Dividends
Short Duration Bond Active	$147,298,323
Ultra Short Duration Bond Active	273,058,714
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
iShares ETF	Interest-Related Dividends
Short Duration Bond Active	$129,968,698
Ultra Short Duration Bond Active	244,390,200
Important Tax Information
50

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
51
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Short Duration Bond Active ETF, iShares Ultra Short Duration Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”), and the Sub-Advisory Agreement(s) between BFA and BlackRock International Limited (the “Sub-Advisory Agreement(s)”), (together the “Advisory Agreements”), on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided (inclusive of information provided for the Sub-Advisor), such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreements. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BlackRock International Limited; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that BFA pays BlackRock International Limited for sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement(s).The Board noted that the Fund is an actively managed ETF that does not seek to track the performance of a specified index and that the management team for the Fund manages the Fund’s portfolio in accordance with its investment objective.  The Board further noted that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its reference benchmark.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with expectations relative to the Fund’s peer group (where applicable) and reference benchmark or stated investment objective.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and BlackRock International Limited under the Advisory Agreements for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of the Sub-Advisor(s), as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, (including, where applicable, funds advised by the Sub-Advisor), investment and risk management processes and strategies, and matters
Board Review and Approval of Investment Advisory Contract
52

Board Review and Approval of Investment Advisory Contract (continued)
related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business, each as provided at the May 9, 2025 meeting and throughout the year.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with a similar investment strategy or investment mandate as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
53
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement and Sub-Advisory Agreement do not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.
Board Review and Approval of Investment Advisory Contract
54

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
PIK	Payment-in-kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
55
2025 iShares Annual Financial Statements and Additional Information

56

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2025

2025 Annual Consolidated Financial Statements and Additional Information

iShares U.S. ETF Trust
• iShares Bloomberg Roll Select Commodity Strategy ETF | CMDY | NYSE Arca
• iShares GSCI Commodity Dynamic Roll Strategy ETF | COMT | NASDAQ
• iShares Transition-Enabling Metals ETF | TMET | NASDAQ

2

Consolidated Schedule of Investments
October 31, 2025
iShares® Bloomberg Roll Select Commodity Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Standard Chartered Bank, 4.68%, 11/12/25	$4,000	$4,000,704
Sumitomo Mitsui Banking Corp., 4.26%, 12/08/25, (1-day SOFR + 0.22%)(a)	4,000	4,000,440
Total Certificates of Deposit — 2.7% (Cost: $8,000,744)		8,001,144
Commercial Paper
AbbVie Inc., 4.12%, 11/12/25(b)	640	639,123
Alimentation Couche-Tard Inc.
4.12%, 11/04/25	2,000	1,999,085
4.16%, 11/20/25	2,550	2,544,120
Alphabet Inc., 3.93%, 12/05/25(b)	3,340	3,327,298
American Honda Finance Corp.
4.07%, 11/12/25	2,260	2,256,938
4.15%, 12/05/25	3,390	3,376,363
Aquitaine Funding Co. LLC, 4.03%, 11/12/25	3,470	3,465,344
Archer-Daniels-Midland Co., 4.00%, 11/07/25	2,570	2,568,001
Atlantic Asset Securitization LLC, 3.98%, 11/19/25(b)	2,260	2,255,260
BASF SE, 4.12%, 11/13/25	4,080	4,073,943
Bay Square Funding LLC, 3.98%, 01/07/26	3,500	3,473,886
Brookfield BRP Holdings Canada Inc.
4.11%, 11/25/25	1,200	1,196,586
4.13%, 11/06/25	520	519,643
Concord Minutemen Capital Co. LLC, 4.01%, 12/03/25(b)	1,750	1,743,583
CRH America Finance Inc.
4.12%, 12/01/25(b)	2,420	2,411,454
4.13%, 11/06/25(b)	2,710	2,708,137
DBS Bank Ltd., 3.91%, 11/19/25(b)	940	938,066
Duke Energy Corp., 3.98%, 11/04/25	1,750	1,749,226
EBAY Inc., 4.12%, 11/07/25	2,000	1,998,398
Enbridge US Inc., 4.11%, 11/13/25	1,515	1,512,754
Enel Finance America LLC, 4.13%, 12/19/25(b)	250	248,601
EssilorLuxottica SA, 3.91%, 12/01/25(b)	3,500	3,488,245
Extra Space Storage LP
4.16%, 11/20/25	3,000	2,993,083
4.18%, 12/01/25	2,480	2,471,110
General Dynamics Corp.
3.94%, 11/04/25(b)	1,750	1,749,233
3.97%, 11/10/25(b)	3,420	3,416,235
Glencore Funding LLC
4.16%, 11/03/25(b)	2,000	1,999,306
4.18%, 11/17/25(b)	3,380	3,373,342
Great Bear Funding LLC, 4.00%, 11/05/25(b)	5,020	5,017,214
Helvetica Funding Co. LLC, 3.99%, 11/05/25	1,730	1,729,042
Hyundai Capital America, 4.12%, 11/13/25	4,280	4,273,640
Ionic Funding LLC
4.00%, 12/04/25	3,800	3,785,697
4.03%, 01/07/26	5,610	5,567,613
Johnson Controls International PLC, 4.08%, 12/02/25	1,470	1,464,692
Jupiter Securitization Co. LLC, 3.96%, 12/04/25(b)	3,550	3,536,756
Komatsu Finance America Inc., 3.94%, 01/12/26	2,000	1,984,150
Lime Funding LLC
3.99%, 11/05/25	2,020	2,018,882
3.99%, 11/13/25(b)	3,500	3,494,961
Mackinac Funding Co. LLC, 4.01%, 11/20/25(b)	3,340	3,332,584
Macquarie Group Ltd., 3.99%, 01/08/26	3,650	3,622,332
Mitsubishi Corp. Americas, 3.93%, 11/26/25	3,480	3,470,143
Mitsubishi HC Finance America LLC, 4.17%, 12/05/25	790	786,811
Security	Par (000)	Value
Mitsubishi UFJ Trust & Banking Corp/Singapore, 4.01%, 12/18/25(b)	$2,830	$2,814,943
Mizuho Bank Ltd., 4.01%, 12/09/25(b)	2,000	1,991,359
Mondelez International Inc., 4.08%, 11/12/25(b)	3,690	3,684,988
National Rural Utilities Cooperative Finance Corp., 3.93%, 11/04/25	3,250	3,248,580
NextEra Energy Capital Holdings Inc., 4.11%, 11/24/25	960	957,379
NiSource Inc., 4.13%, 11/06/25	2,500	2,498,282
Nutrien Ltd.
4.12%, 11/14/25	750	748,802
4.12%, 11/17/25	1,110	1,107,846
PACCAR Financial Corp., 4.02%, 12/11/25	3,490	3,474,082
Penske Truck Leasing Co. LP
4.13%, 11/04/25	590	589,729
4.19%, 11/12/25	1,045	1,043,541
4.23%, 01/13/26	520	515,513
4.23%, 01/20/26	3,285	3,253,997
Phillips 66, 4.12%, 11/19/25	3,165	3,158,140
PPG Industries Inc., 4.10%, 11/10/25	3,000	2,996,585
Pure Grove Funding, 3.96%, 12/03/25(b)	3,330	3,317,943
RYDER SYSTEM Inc., 4.13%, 11/06/25	3,410	3,407,656
Sanofi SA, 3.94%, 12/17/25(b)	1,500	1,492,315
SPIRE Inc.
4.05%, 11/03/25	1,870	1,869,369
4.10%, 11/18/25	2,985	2,978,893
4.13%, 11/10/25	350	349,599
Sumitomo Corp. of Americas, 4.10%, 11/21/25	1,580	1,576,227
Toyota Industries Commercial Finance Inc., 3.95%, 11/26/25	3,470	3,460,123
Unilever Finance Netherlands BV, 3.93%, 11/24/25	3,480	3,470,896
Volvo Treasury North America LP, 4.12%, 12/01/25	3,000	2,989,406
VW Credit Inc., 4.12%, 11/03/25(b)	250	249,914
Total Commercial Paper — 56.0% (Cost: $165,831,981)		165,826,987
U.S. Treasury Obligations(c)
U.S. Treasury Bill
3.85%, 01/22/26	7,000	6,941,550
3.94%, 01/02/26	12,500	12,420,036
3.94%, 01/08/26	12,500	12,413,318
3.95%, 12/23/25	10,000	9,946,149
4.07%, 11/20/25	12,500	12,477,053
4.09%, 11/12/25	9,050	9,041,318
4.15%, 11/04/25	15,000	14,998,408
4.22%, 11/13/25	10,000	9,989,269
4.39%, 11/28/25	8,000	7,978,532
Total U.S. Treasury Obligations — 32.5% (Cost: $96,180,090)		96,205,633
3
2025 iShares Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
October 31, 2025
iShares® Bloomberg Roll Select Commodity Strategy ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	21,030,000	$21,030,000
Total Money Market Funds — 7.1% (Cost: $21,030,000)		21,030,000
Total Investments — 98.3% (Cost: $291,042,815)		291,063,764
Other Assets Less Liabilities — 1.7%		4,935,499
Net Assets — 100.0%		$295,999,263

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$9,410,000	$11,620,000 (a)	$—	$—	$—	$21,030,000	21,030,000	$1,046,994	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bloomberg Roll Select Commodity Index	10,430	12/17/25	$295,409	$9,510,428
Consolidated Schedule of Investments
4

Consolidated Schedule of Investments (continued)
October 31, 2025
iShares® Bloomberg Roll Select Commodity Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$9,510,428	$—	$—	$—	$—	$—	$9,510,428

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$25,466,902	$—	$—	$—	$—	$—	$25,466,902
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,403,270)	$—	$—	$—	$—	$—	$(1,403,270)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$280,456,636
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$8,001,144	$—	$8,001,144
Commercial Paper	—	165,826,987	—	165,826,987
U.S. Treasury Obligations	—	96,205,633	—	96,205,633
Money Market Funds	21,030,000	—	—	21,030,000
	$21,030,000	$270,033,764	$—	$291,063,764
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$9,510,428	$—	$—	$9,510,428

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to Consolidated Financial Statements
5
2025 iShares Annual Financial Statements and Additional Information

Consolidated Schedule of Investments
October 31, 2025
iShares® GSCI Commodity Dynamic Roll Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Banco Santander SA
4.40%, 06/02/26	$1,290	$1,292,773
4.42%, 02/02/26	5,000	5,006,226
4.44%, 05/26/26	3,710	3,717,945
Bank of Montreal, 4.59%, 10/06/26, (1-day SOFR + 0.32%)(a)	5,260	5,259,276
Bank of Montreal/Chicago, 4.56%, 02/20/26, (1-day SOFR + 0.29%)(a)	4,720	4,721,681
Bank of Nova Scotia, 4.27%, 03/06/26, (1-day SOFR + 0.23%)(a)	5,180	5,181,479
Bank of Nova Scotia/Houston, 4.54%, 03/18/26, (1-day SOFR + 0.27%)(a)	5,380	5,382,424
Barclays Bank PLC, 4.29%, 04/22/26, (1-day SOFR + 0.25%)(a)	5,260	5,260,002
Bay Square Funding LLC, 4.30%, 02/11/26	250	250,178
BNP Paribas SA, 4.52%, 11/20/25, (1-day SOFR + 0.25%)(a)	6,300	6,300,504
Canadian Imperial Bank of Commerce
4.57%, 02/09/26, (1-day SOFR + 0.30%)(a)	4,450	4,452,468
4.58%, 02/06/26, (1-day SOFR + 0.31%)(a)	2,000	2,001,157
Citibank N.A., 4.60%, 01/22/26, (1-day SOFR + 0.29%)(a)	4,600	4,601,221
Cooperatieve Rabobank UA, 4.53%, 04/08/26, (1-day SOFR + 0.26%)(a)	2,500	2,501,154
Credit Agricole Corporate and Investment Bank/New York
4.18%, 05/26/26	4,250	4,253,230
4.21%, 03/04/26	4,250	4,252,609
Deutsche Bank AG/New York NY, 4.40%, 07/22/26	3,030	3,038,178
KEB Hana Bank/NY, 4.25%, 03/04/26	4,000	4,000,915
Korea Development Bank (The), 4.48%, 04/29/26	4,010	4,017,121
Lloyds Bank, 4.32%, 07/16/26	4,080	4,087,886
Mizuho Bank Ltd., 4.60%, 11/07/25	5,470	5,470,455
MUFG Bank Ltd.
4.52%, 02/13/26, (1-day SOFR + 0.25%)(a)	4,950	4,950,776
4.56%, 12/03/25, (1-day SOFR + 0.37%)(a)	1,300	1,300,187
Natixis SA/New York NY, 4.38%, 07/16/26	1,380	1,383,229
Royal Bank of Canada
4.36%, 10/07/26, (1-day SOFR + 0.32%)(a)	4,340	4,340,070
4.60%, 11/25/25	6,000	6,001,949
Standard Chartered Bank/New York, 4.60%, 02/11/26	4,630	4,635,293
State Street Bank & Trust Co., 4.52%, 05/27/26, (1-day SOFR + 0.25%)(a)	5,430	5,430,177
Sumitomo Mitsui Banking Corp., 4.45%, 03/10/26	5,060	5,065,443
Sumitomo Mitsui Financial Group Inc., 4.40%, 06/04/26	3,650	3,656,843
Sumitomo Mitsui Trust NY, 4.54%, 01/14/26, (1-day SOFR + 0.23%)(a)	5,000	5,001,256
Svenska Handelsbanken AB/New York, 4.58%, 01/13/26, (1-day SOFR + 0.31%)(a)	1,590	1,590,703
Svenska Handelsbanken/New York, 4.53%, 02/20/26, (1-day SOFR + 0.26%)(a)	5,000	5,001,938
Toronto-Dominion Bank
4.02%, 01/22/26	1,650	1,649,950
4.54%, 03/04/26	4,720	4,726,801
Toronto-Dominion Bank/NY, 4.59%, 06/04/26, (1-day SOFR + 0.35%)(a)	4,000	4,002,366
Total Certificates of Deposit — 23.2% (Cost: $143,690,345)		143,785,863
Security	Par (000)	Value
Commercial Paper
Alimentation Couche-Tard Inc., 4.12%, 11/04/25	$3,380	$3,378,454
Alphabet Inc., 3.93%, 12/05/25(b)	3,500	3,486,690
American Honda Finance Corp.
4.07%, 11/12/25	6,760	6,750,841
4.15%, 12/05/25	3,470	3,456,042
Aquitaine Funding Co. LLC, 4.03%, 11/12/25	5,750	5,742,285
Australia & New Zealand Banking Group Ltd., 4.53%, 11/17/25, (1-day SOFR + 0.26%)(a)(b)	6,000	6,000,437
Bank of New York Mellon (The), 4.49%, 03/26/26, (1-day SOFR + 0.25%)(a)	2,750	2,750,666
BASF SE, 4.12%, 11/13/25	7,000	6,989,609
BofA Securities Inc., 4.00%, 06/05/26	2,090	2,040,800
Brookfield BRP Holdings Canada Inc., 4.13%, 11/06/25	980	979,326
CDP Financial Inc., 4.05%, 03/13/26(b)	3,250	3,202,129
Chevron Corp., 3.93%, 01/06/26(b)	5,180	5,142,418
Collateralized Commercial Paper V Co. LLC, 4.11%, 05/20/26, (1-day SOFR + 0.30%)(a)	4,470	4,470,000
COLT Mortgage Loan Trust, 4.10%, 11/05/25	1,020	1,019,419
Concord Minutemen Capital Co. LLC
4.01%, 12/03/25(b)	4,240	4,224,453
4.02%, 12/08/25(b)	5,170	5,148,171
4.07%, 02/25/26(b)	1,810	1,786,352
4.65%, 01/05/26, (1-day SOFR + 0.38%)(a)(b)	3,570	3,570,515
Credit Agricole Corporate and Investment Bank/New York, 4.01%, 02/20/26	1,920	1,896,352
CRH America Finance Inc., 4.14%, 12/15/25(b)	6,500	6,466,566
Danske Bank A/S, 4.01%, 02/12/26(b)	6,550	6,474,904
DBS Bank Ltd., 3.97%, 01/23/26(b)	3,470	3,438,115
DNB Bank ASA, 3.98%, 05/01/26(b)	4,040	3,960,320
Duke Energy Corp., 3.98%, 11/04/25	2,750	2,748,783
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main, 4.00%, 02/11/26(b)	5,370	5,309,199
Enbridge US Inc., 4.11%, 11/13/25	3,055	3,050,471
Extra Space Storage LP
4.15%, 11/04/25	3,840	3,838,228
4.21%, 11/06/25	2,180	2,178,472
Glencore Funding LLC
4.16%, 11/03/25(b)	4,500	4,498,439
4.18%, 11/17/25(b)	2,550	2,544,977
4.18%, 11/18/25(b)	3,760	3,752,159
Helvetica Funding Co. LLC, 3.99%, 11/05/25	5,250	5,247,094
HSBC Bank PLC, 4.61%, 02/24/26, (1-day SOFR + 0.25%)(a)(b)	1,000	1,000,412
HSBC USA Inc.
4.08%, 08/14/26(b)	5,520	5,346,206
4.08%, 08/26/26(b)	1,308	1,265,179
4.09%, 06/09/26(b)	3,220	3,141,076
Hyundai Capital America, 4.12%, 11/12/25(b)	3,670	3,664,969
ING U.S. Funding LLC, 4.16%, 06/26/26	4,450	4,450,390
Intrepid Funding Co LLC, 3.99%, 11/14/25(b)	5,040	5,032,190
Ionic Funding LLC, 4.05%, 11/10/25	4,000	3,995,506
Johnson Controls International PLC, 4.08%, 12/02/25	6,790	6,765,483
Komatsu Finance America Inc., 3.94%, 01/12/26	3,250	3,224,243
Lloyds Bank Corporate Markets PLC, 3.98%, 05/14/26	3,520	3,445,735
Lloyds Bank PLC, 4.02%, 02/23/26	3,500	3,455,650
Macquarie Bank Ltd.
3.99%, 09/24/26(b)	4,000	3,859,566
4.01%, 07/20/26	4,590	4,459,877
Consolidated Schedule of Investments
6

Consolidated Schedule of Investments (continued)
October 31, 2025
iShares® GSCI Commodity Dynamic Roll Strategy ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
4.43%, 03/20/26, (1-day SOFR + 0.30%)(a)(b)	$1,830	$1,830,685
Medtronic Global Holdings SCA, 4.04%, 11/21/25	2,570	2,563,955
Mitsubishi Corp. Americas, 3.93%, 11/26/25	6,800	6,780,738
MUFG Bank Ltd., 4.00%, 06/02/26	4,910	4,795,917
National Bank of Canada
3.90%, 07/29/26(b)	3,400	3,302,987
3.93%, 11/04/25(b)	1,860	1,859,188
Nationwide Building Society, 4.04%, 03/25/26(b)	5,470	5,382,386
NatWest Markets PLC, 3.97%, 06/23/26(b)	4,500	4,386,221
NextEra Energy Capital Holdings Inc.
4.10%, 11/19/25	1,250	1,247,300
4.12%, 12/05/25	4,150	4,133,437
4.13%, 12/09/25	4,500	4,479,969
Nordea Bank Abp, 3.93%, 02/09/26(b)	5,450	5,390,606
Nutrien Ltd.
4.12%, 11/14/25	1,500	1,497,603
4.12%, 11/17/25	2,125	2,120,877
4.17%, 12/04/25	2,750	2,739,201
Penske Truck Leasing Co. LP
4.19%, 11/12/25	630	629,120
4.23%, 12/19/25	2,040	2,028,309
4.23%, 01/20/26	6,520	6,458,467
Phillips 66, 4.14%, 11/24/25	7,990	7,968,020
Pure Grove Funding, 3.98%, 11/18/25(b)	5,170	5,159,722
Sanofi SA, 3.92%, 02/10/26	5,330	5,271,436
Skandinaviska Enskilda Banken AB, 3.99%, 05/27/26(b)	4,380	4,281,350
Societe Generale SA, 3.99%, 02/02/26(b)	4,910	4,859,311
SPIRE Inc., 4.13%, 11/10/25	1,300	1,298,510
Standard Chartered Bank, 4.04%, 05/21/26(b)	5,150	5,035,804
Sumitomo Corp. of Americas, 4.10%, 11/21/25	675	673,388
Sumitomo Mitsui Trust NY, 4.01%, 02/18/26(b)	2,450	2,420,367
Verto Capital I Compartment A, 4.03%, 12/03/25(b)	4,750	4,732,496
VW Credit Inc.
4.12%, 11/19/25	1,630	1,626,459
4.16%, 01/06/26	4,000	3,969,289
4.16%, 02/19/26	2,250	2,221,519
4.16%, 03/03/26	2,500	2,464,956
Walt Disney Co. (The)
3.95%, 04/24/26	2,360	2,315,545
3.97%, 03/27/26	4,500	4,428,283
Westpac Securities NZ Ltd.
3.94%, 09/18/26(b)	4,380	4,230,849
Security	Par (000)	Value
3.94%, 09/25/26	$5,680	$5,482,605
Total Commercial Paper — 49.8% (Cost: $308,645,283)		308,716,043
U.S. Treasury Obligations(c)
U.S. Treasury Bill
3.65%, 10/01/26	5,000	4,834,709
3.94%, 01/02/26	12,500	12,420,036
4.08%, 07/09/26	5,000	4,876,499
4.13%, 05/14/26	7,500	7,355,140
4.19%, 12/11/25	10,000	9,959,065
4.22%, 11/13/25	10,000	9,989,269
4.39%, 11/28/25	5,000	4,986,583
Total U.S. Treasury Obligations — 8.8% (Cost: $54,384,406)		54,421,301
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	51,232,360	51,232,360
Total Money Market Funds — 8.2% (Cost: $51,232,360)		51,232,360
Total Investments — 90.0% (Cost: $557,952,394)		558,155,567
Other Assets Less Liabilities — 10.0%		61,726,371
Net Assets — 100.0%		$619,881,938

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$86,382,360	$—	$(35,150,000)(a)	$—	$—	$51,232,360	51,232,360	$3,226,638	$—

(a)	Represents net amount purchased (sold).
7
2025 iShares Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
October 31, 2025
iShares® GSCI Commodity Dynamic Roll Strategy ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
WTI Crude Oil	1,618	11/20/25	$98,666	$1,033,300
Brent Crude Oil	1,579	11/28/25	102,272	1,083,963
RBOB Gasoline	246	11/28/25	19,639	813,300
Low Sulphur Gasoil	470	12/11/25	32,900	3,532,431
Lean Hogs	467	12/12/25	15,182	(1,334,160)
Cocoa	79	12/15/25	4,859	(1,703,574)
LME Lead	68	12/15/25	3,412	10,858
LME PRI Aluminum	402	12/15/25	28,966	1,213,192
Silver	24	12/29/25	5,779	1,821,567
LME Copper	140	01/19/26	38,111	579,813
LME Zinc	78	01/19/26	5,981	101,987
Cattle Feeder	111	01/29/26	18,420	(635,954)
Natural Gas	628	02/25/26	23,619	(1,489,401)
Cotton	160	03/09/26	5,338	(192,087)
KC HRW Wheat	257	03/13/26	6,897	(191,857)
NY Harbor ULSD	240	03/31/26	22,825	881,577
Sugar	508	04/30/26	7,994	(1,628,834)
Coffee	87	05/18/26	11,662	2,156,956
Gold 100 OZ	147	06/26/26	60,105	8,913,115
Live Cattle	409	06/30/26	35,894	(1,299,532)
Wheat	542	07/14/26	15,373	(154,775)
Soybean	372	11/13/26	20,572	772,940
Corn	1,300	12/14/26	30,128	1,099,002
LME Nickel	55	12/14/26	5,220	(455,255)
				$14,928,572
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$24,014,001	$—	$—	$—	$—	$—	$24,014,001
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$9,085,429	$—	$—	$—	$—	$—	$9,085,429

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Consolidated Schedule of Investments
8

Consolidated Schedule of Investments (continued)
October 31, 2025
iShares® GSCI Commodity Dynamic Roll Strategy ETF

For the period ended October 31, 2025, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$(21,313,917)	$—	$—	$—	$—	$—	$(21,313,917)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$45,008,991	$—	$—	$—	$—	$—	$45,008,991
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$641,651,562
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$143,785,863	$—	$143,785,863
Commercial Paper	—	308,716,043	—	308,716,043
U.S. Treasury Obligations	—	54,421,301	—	54,421,301
Money Market Funds	51,232,360	—	—	51,232,360
	$51,232,360	$506,923,207	$—	$558,155,567
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$24,014,001	$—	$—	$24,014,001
Liabilities
Commodity Contracts	(9,085,429)	—	—	(9,085,429)
	$14,928,572	$—	$—	$14,928,572

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to Consolidated Financial Statements
9
2025 iShares Annual Financial Statements and Additional Information

Consolidated Schedule of Investments
October 31, 2025
iShares® Transition-Enabling Metals ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Bank Of America NA, 4.57%, 05/06/26(a)	$250	$250,275
Barclays Bank PLC/New York, 4.68%, 04/21/26, (1-day SOFR + 0.44%)(a)	250	250,231
BNP Paribas SA, 4.32%, 07/14/26	250	250,473
Mitsubishi UFJ Trust & Banking Corp./New York, 4.45%, 12/03/25	250	250,101
Natixis SA/New York NY, 4.44%, 11/04/25	250	250,012
Sumitomo Mitsui Financial Group Inc., 4.40%, 06/04/26	250	250,469
Total Certificates of Deposit — 13.4% (Cost: $1,500,000)		1,501,561
Commercial Paper
CDP Financial Inc., 3.97%, 11/24/25(b)	250	249,340
Citigroup Global Markets Inc., 4.61%, 03/20/26, (1-day SOFR + 0.30%)(a)(b)	250	250,110
Danske Bank A/S, 4.00%, 02/05/26(b)	250	247,333
National Bank of Canada, 3.93%, 11/04/25(b)	250	249,891
Westpac Banking Corp., 4.49%, 12/18/25, (1-day SOFR + 0.22%)(a)(b)	250	250,042
Total Commercial Paper — 11.1% (Cost: $1,246,343)		1,246,716
U.S. Treasury Obligations(c)
U.S. Treasury Bill
3.76%, 09/03/26	500	484,893
Security	Par (000)	Value
4.08%, 07/09/26	$500	$487,650
4.39%, 11/28/25	1,000	997,316
Total U.S. Treasury Obligations — 17.6% (Cost: $1,968,064)		1,969,859
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	5,580,000	5,580,000
Total Money Market Funds — 49.9% (Cost: $5,580,000)		5,580,000
Total Investments — 92.0% (Cost: $10,294,407)		10,298,136
Other Assets Less Liabilities — 8.0%		890,016
Net Assets — 100.0%		$11,188,152

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,280,000	$4,300,000 (a)	$—	$—	$—	$5,580,000	5,580,000	$91,383	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
LME Nickel	9	01/19/26	$821	$(9,548)
LME PRI Aluminum	40	01/19/26	2,887	122,664
LME Zinc	10	01/19/26	767	12,752
Platinum	7	01/28/26	551	76,452
Cobalt Fastmarket	2	01/30/26	114	17,040
Copper	26	03/27/26	3,352	12,031
Consolidated Schedule of Investments
10

Consolidated Schedule of Investments (continued)
October 31, 2025
iShares® Transition-Enabling Metals ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Silver	11	03/27/26	$2,681	$8,103
				$239,494
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$249,042	$—	$—	$—	$—	$—	$249,042
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$9,548	$—	$—	$—	$—	$—	$9,548

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$1,235,055	$—	$—	$—	$—	$—	$1,235,055
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$314,987	$—	$—	$—	$—	$—	$314,987
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$9,650,364
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$1,501,561	$—	$1,501,561
Commercial Paper	—	1,246,716	—	1,246,716
U.S. Treasury Obligations	—	1,969,859	—	1,969,859
11
2025 iShares Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
October 31, 2025
iShares® Transition-Enabling Metals ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities (continued)
Money Market Funds	$5,580,000	$—	$—	$5,580,000
	$5,580,000	$4,718,136	$—	$10,298,136
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$249,042	$—	$—	$249,042
Liabilities
Commodity Contracts	(9,548)	—	—	(9,548)
	$239,494	$—	$—	$239,494

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to Consolidated Financial Statements
Consolidated Schedule of Investments
12

Consolidated Statements of Assets and Liabilities
October 31, 2025

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares GSCI Commodity Dynamic Roll Strategy ETF	iShares Transition-Enabling Metals ETF
ASSETS
Investments, at value—unaffiliated(a)	$270,033,764	$506,923,207	$4,718,136
Investments, at value—affiliated(b)	21,030,000	51,232,360	5,580,000
Cash	—	13,646,770	3,040
Cash pledged for futures contracts	11,464,000	36,166,000	579,000
Receivables:
Dividends—affiliated	268,089	2,088,335	39,413
Variation margin on futures contracts	698,768	10,077,180	272,551
Total assets	303,494,621	620,133,852	11,192,140
LIABILITIES
Bank overdraft	7,427,291	—	—
Payables:
Investment advisory fees	68,067	251,914	3,988
Total liabilities	7,495,358	251,914	3,988
Commitments and contingent liabilities
NET ASSETS	$295,999,263	$619,881,938	$11,188,152
NET ASSETS CONSIST OF
Paid-in capital	$252,768,240	$606,351,752	$9,316,585
Accumulated earnings	43,231,023	13,530,186	1,871,567
NET ASSETS	$295,999,263	$619,881,938	$11,188,152
NET ASSET VALUE
Shares outstanding	5,500,000	23,000,000	400,000
Net asset value	$53.82	$26.95	$27.97
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$270,012,815	$506,720,034	$4,714,407
(b) Investments, at cost—affiliated	$21,030,000	$51,232,360	$5,580,000
See notes to Consolidated Financial Statements
13
2025 iShares Annual Financial Statements and Additional Information

Consolidated Statements of Operations
Year Ended October 31, 2025

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares GSCI Commodity Dynamic Roll Strategy ETF	iShares Transition-Enabling Metals ETF
INVESTMENT INCOME
Dividends—affiliated	$1,046,994	$3,226,638	$91,383
Interest—unaffiliated	11,352,539	27,057,629	349,190
Total investment income	12,399,533	30,284,267	440,573
EXPENSES
Investment advisory	788,567	3,226,749	46,387
Interest expense	—	12,974	202
Total expenses	788,567	3,239,723	46,589
Less:
Investment advisory fees waived	(21,822)	(67,280)	(1,925)
Total expenses after fees waived	766,745	3,172,443	44,664
Net investment income	11,632,788	27,111,824	395,909
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	7	8,175	349
Futures contracts	25,466,902	(21,313,917)	1,235,055
	25,466,909	(21,305,742)	1,235,404
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	26,173	(60,015)	2,227
Futures contracts	(1,403,270)	45,008,991	314,987
	(1,377,097)	44,948,976	317,214
Net realized and unrealized gain	24,089,812	23,643,234	1,552,618
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,722,600	$50,755,058	$1,948,527
See notes to Consolidated Financial Statements
Consolidated Statements of Operations
14

Consolidated Statements of Changes in Net Assets

	iShares Bloomberg Roll Select Commodity Strategy ETF		iShares GSCI Commodity Dynamic Roll Strategy ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$11,632,788	$12,991,372	$27,111,824	$40,851,189
Net realized gain (loss)	25,466,909	(31,044,078)	(21,305,742)	(76,225,293)
Net change in unrealized appreciation (depreciation)	(1,377,097)	16,966,733	44,948,976	(1,477,858)
Net increase (decrease) in net assets resulting from operations	35,722,600	(1,085,973)	50,755,058	(36,851,962)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(11,766,959)	(13,545,496)	(32,987,086)	(33,582,260)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(10,577,375)	5,940,490	(256,535,478)	127,758,603
NET ASSETS
Total increase (decrease) in net assets	13,378,266	(8,690,979)	(238,767,506)	57,324,381
Beginning of year	282,620,997	291,311,976	858,649,444	801,325,063
End of year	$295,999,263	$282,620,997	$619,881,938	$858,649,444

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to Consolidated Financial Statements
15
2025 iShares Annual Financial Statements and Additional Information

Consolidated Statements of Changes in Net Assets(continued)

	iShares Transition-Enabling Metals ETF
	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$395,909	$619,418
Net realized gain	1,235,404	2,032,021
Net change in unrealized appreciation (depreciation)	317,214	(193,504)
Net increase in net assets resulting from operations	1,948,527	2,457,935
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,534,276)	(131,516)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	—	(3,010,111)
NET ASSETS
Total decrease in net assets	(585,749)	(683,692)
Beginning of year	11,773,901	12,457,593
End of year	$11,188,152	$11,773,901

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
16

Consolidated Financial Highlights
(For a share outstanding throughout each period)

	iShares Bloomberg Roll Select Commodity Strategy ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$49.15	$51.56	$56.23	$59.67	$41.91
Net investment income (loss)(a)	2.08	2.47	2.39	0.53	(0.09)
Net realized and unrealized gain (loss)(b)	4.60	(2.48)	(4.89)	3.99	17.92
Net increase (decrease) from investment operations	6.68	(0.01)	(2.50)	4.52	17.83
Distributions from net investment income(c)	(2.01)	(2.40)	(2.17)	(7.96)	(0.07)
Net asset value, end of year	$53.82	$49.15	$51.56	$56.23	$59.67
Total Return(d)
Based on net asset value	14.20%	0.17%	(4.72)%	9.78%	42.59%
Ratios to Average Net Assets(e)
Total expenses	0.28%	0.28%	0.28%	0.28%	0.28%
Total expenses after fees waived	0.27%	0.28%	0.27%	0.27%	0.27%
Net investment income (loss)	4.13%	5.07%	4.57%	0.91%	(0.16)%
Supplemental Data
Net assets, end of year (000)	$295,999	$282,621	$291,312	$314,890	$208,844
Portfolio turnover rate(f)	0%	0%	0%	0%	0%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to Consolidated Financial Statements
17
2025 iShares Annual Financial Statements and Additional Information

Consolidated Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares GSCI Commodity Dynamic Roll Strategy ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$26.02	$28.12	$37.93	$37.41	$24.27
Net investment income (loss)(a)	1.05	1.33	1.33	0.21	(0.13)
Net realized and unrealized gain (loss)(b)	1.12	(2.13)	(2.74)	5.80	13.37
Net increase (decrease) from investment operations	2.17	(0.80)	(1.41)	6.01	13.24
Distributions from net investment income(c)	(1.24)	(1.30)	(8.40)	(5.49)	(0.10)
Net asset value, end of year	$26.95	$26.02	$28.12	$37.93	$37.41
Total Return(d)
Based on net asset value	8.74%	(2.74)%	(3.47)%	19.92%	54.75%
Ratios to Average Net Assets(e)
Total expenses	0.48%	0.48%	0.48%	0.48%	0.48%
Total expenses after fees waived	0.47%	0.47%	0.44%	0.48%	0.48%
Net investment income (loss)	4.03%	5.02%	4.51%	0.54%	(0.38)%
Supplemental Data
Net assets, end of year (000)	$619,882	$858,649	$801,325	$2,359,148	$2,824,785
Portfolio turnover rate(f)	0%	0%	0%	0%	0%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to Consolidated Financial Statements
Consolidated Financial Highlights
18

Consolidated Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Transition-Enabling Metals ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Period From 09/26/23(a) to 10/31/23
Net asset value, beginning of period	$29.43	$24.92	$25.00
Net investment income(b)	0.99	1.35	0.11
Net realized and unrealized gain (loss)(c)	3.89	3.42	(0.19)
Net increase (decrease) from investment operations	4.88	4.77	(0.08)
Distributions from net investment income(d)	(6.34)	(0.26)	—
Net asset value, end of period	$27.97	$29.43	$24.92
Total Return(e)
Based on net asset value	22.53%	19.36%	(0.34)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.47%	0.48%	0.47%(h)
Total expenses after fees waived	0.45%	0.46%	0.44%(h)
Net investment income	4.01%	4.98%	4.38%(h)
Supplemental Data
Net assets, end of period (000)	$11,188	$11,774	$12,458
Portfolio turnover rate(i)	0%	0%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to Consolidated Financial Statements
19
2025 iShares Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements
1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These consolidated financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Bloomberg Roll Select Commodity Strategy	Diversified
GSCI Commodity Dynamic Roll Strategy	Diversified
Transition-Enabling Metals	Non-diversified
Basis of Consolidation: The accompanying consolidated financial statements for each Fund include the accounts of its wholly-owned subsidiary in the Cayman Islands (each, a “Subsidiary”) that invests in certain “commodity-linked instruments” and cash and cash equivalents in accordance with each Fund’s investment objective. In compliance with Sub-chapter M of the Internal Revenue Code of 1986, as amended, each Fund may invest up to 25% of its total assets in its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. Each Fund’s commodity-linked instruments held in its Subsidiary are intended to provide the Fund with exposure to applicable commodity markets or commodities consistent with current U.S. federal income tax laws applicable to investment companies such as the Fund. Each Subsidiary has the same investment objective as its Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Net income and realized gains from investments held by each Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Notes to Consolidated Financial Statements
20

Notes to Consolidated Financial Statements  (continued)
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable
21
2025 iShares Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or to the applicable commodities market (commodities price risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Bloomberg Roll Select Commodity Strategy	0.28%
GSCI Commodity Dynamic Roll Strategy	0.48
Transition-Enabling Metals	0.47
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares GSCI Commodity Dynamic Roll Strategy ETF through February 28, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.
BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares Bloomberg Roll Select Commodity Strategy ETF and iShares Transition-Enabling Metals ETF through February 28, 2026  and February 29, 2028, respectively, in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Consolidated Statements of Operations. For the year ended October 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
Bloomberg Roll Select Commodity Strategy	$21,822
GSCI Commodity Dynamic Roll Strategy	67,280
Transition-Enabling Metals	1,925
Notes to Consolidated Financial Statements
22

Notes to Consolidated Financial Statements  (continued)
Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares GSCI Commodity Dynamic Roll Strategy ETF and its Subsidiary.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Consolidated Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to income recognized from the Fund's wholly owned subsidiary were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Bloomberg Roll Select Commodity Strategy	$1,403,270	$ (1,403,270)
GSCI Commodity Dynamic Roll Strategy	(45,043,293)	45,043,293
Transition-Enabling Metals	(64,174)	64,174
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/25	Year Ended 10/31/24
Bloomberg Roll Select Commodity Strategy
Ordinary income	$11,766,959	$13,545,496
GSCI Commodity Dynamic Roll Strategy
Ordinary income	$32,987,086	$33,582,260
Transition-Enabling Metals
Ordinary income	$2,534,276	$131,516
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)	Total
Bloomberg Roll Select Commodity Strategy	$33,708,181	$(8,535)	$9,531,377	$43,231,023
GSCI Commodity Dynamic Roll Strategy	45,685,359	(47,286,935)	15,131,762	13,530,186
Transition-Enabling Metals	1,628,344	—	243,223	1,871,567

(a)	Amounts available to offset future realized capital gains.
23
2025 iShares Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)
For the year ended October 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF	Utilized
Bloomberg Roll Select Commodity Strategy	$7
GSCI Commodity Dynamic Roll Strategy	8,176
Transition-Enabling Metals	118
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bloomberg Roll Select Commodity Strategy	$291,042,815	$9,540,520	$(9,143)	$9,531,377
GSCI Commodity Dynamic Roll Strategy	557,952,394	24,237,323	(9,105,578)	15,131,745
Transition-Enabling Metals	10,294,407	252,790	(9,567)	243,223
7. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries
Notes to Consolidated Financial Statements
24

Notes to Consolidated Financial Statements  (continued)
deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds have substantial exposure to certain commodity markets through investments in commodity-linked instruments and through commodity-related equities.  Any negative changes in commodity markets that may be due to changes in supply and demand for the commodities, market events, regulatory developments or other factors that the Funds cannot control could have an adverse impact on the Funds’ portfolios.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
Bloomberg Roll Select Commodity Strategy
Shares sold	1,750,000	$87,853,625	1,850,000	$89,426,954
Shares redeemed	(2,000,000)	(98,431,000)	(1,750,000)	(83,486,464)
	(250,000)	$(10,577,375)	100,000	$5,940,490
GSCI Commodity Dynamic Roll Strategy
Shares sold	4,200,000	$108,762,412	15,800,000	$425,121,911
Shares redeemed	(14,200,000)	(365,297,890)	(11,300,000)	(297,363,308)
	(10,000,000)	$(256,535,478)	4,500,000	$127,758,603
Transition-Enabling Metals
Shares sold	—	$—	—	$(116)
Shares redeemed	—	—	(100,000)	(3,009,995)
	—	$—	(100,000)	$(3,010,111)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Consolidated Statements of Assets and Liabilities.
25
2025 iShares Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Notes to Consolidated Financial Statements
26

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares U.S. ETF Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of each of the funds listed in the table below and their subsidiaries (three of the funds constituting iShares U.S. ETF Trust, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related consolidated statements of operations for the year ended October 31, 2025, the consolidated statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the consolidated financial highlights for each of the periods indicated therein (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
iShares Bloomberg Roll Select Commodity Strategy ETF
iShares GSCI Commodity Dynamic Roll Strategy ETF
iShares Transition-Enabling Metals ETF
Basis for Opinions
These consolidated financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
27
2025 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
iShares ETF	Federal Obligation Interest
Bloomberg Roll Select Commodity Strategy	$3,100,897
GSCI Commodity Dynamic Roll Strategy	3,383,139
Transition-Enabling Metals	37,535
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
iShares ETF	Interest Dividends
Bloomberg Roll Select Commodity Strategy	$10,768,080
GSCI Commodity Dynamic Roll Strategy	22,598,033
Transition-Enabling Metals	310,806
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
iShares ETF	Interest-Related Dividends
Bloomberg Roll Select Commodity Strategy	$10,732,611
GSCI Commodity Dynamic Roll Strategy	21,719,794
Transition-Enabling Metals	300,358
Important Tax Information
28

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
29
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Bloomberg Roll Select Commodity Strategy ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
Board Review and Approval of Investment Advisory Contract
30

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
31
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares GSCI Commodity Dynamic Roll Strategy ETF, iShares Transition-Enabling Metals ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”), and the Sub-Advisory Agreement(s) between BFA and BlackRock International Limited (the “Sub-Advisory Agreement(s)”), (together the “Advisory Agreements”), on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided (inclusive of information provided for the Sub-Advisor), such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreements. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BlackRock International Limited; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that BFA pays BlackRock International Limited for sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement(s). In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term
Board Review and Approval of Investment Advisory Contract
32

Board Review and Approval of Investment Advisory Contract (continued)
performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and BlackRock International Limited under the Advisory Agreements for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of the Sub-Advisor(s), as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, (including, where applicable, funds advised by the Sub-Advisor), investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business, each as provided at the May 9, 2025 meeting and throughout the year.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges
33
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement and Sub-Advisory Agreement do not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.
Board Review and Approval of Investment Advisory Contract
34

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate
35
2025 iShares Annual Financial Statements and Additional Information

Want to know more?
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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, S&P Dow Jones Indices LLC, or ICE Data Indices, LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares U.S. ETF Trust

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares U.S. ETF Trust

Date: December 22, 2025

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares U.S. ETF Trust

Date: December 22, 2025